Quarterly Holdings Report
for
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2025
SSC-NPRT3-0126
1.912893.115
Asset-Backed Securities - 4.8%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
37 Capital Clo II Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.1945% 7/15/2034 (b)(c)(d)		4,250,000	4,254,807
Agl Clo 20 Ltd Series 2024-20A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)		16,000,000	16,042,496
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (b)(c)(d)		4,828,000	4,842,788
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (b)(c)(d)		1,080,000	1,082,555
Atlas Senior Loan Fund XXIII Ltd Series 2024-23A Class B, CME Term SOFR 3 month Index + 2%, 5.8844% 7/20/2037 (b)(c)(d)		14,000,000	14,091,826
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (b)(c)(d)		3,748,000	3,757,662
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(d)		3,750,000	3,750,000
Benefit Street Partners Clo Xxix Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)		500,000	499,250
Benefit Street Partners Clo Xxvii Ltd Series 2024-27A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)		720,000	722,643
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)		4,323,000	4,334,162
Capital Four US Clo II Ltd / Cap Four US Clo II LLC Series 2023-1A Class AR, CME Term SOFR 3 month Index + 1.9%, 5.7844% 1/20/2037 (b)(c)(d)		250,000	250,175
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (b)(c)(d)		8,569,000	8,591,948
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (b)(c)(d)		3,440,000	3,450,506
Goldentree Loan Management US Clo 16 Ltd Series 2025-16A Class ARR, CME Term SOFR 3 month Index + 1.12%, 5.0044% 1/20/2038 (b)(c)(d)		250,000	249,989
Halseypoint Clo 7 Ltd / Halseypoint Clo 7 LLC Series 2025-7A Class A1R, CME Term SOFR 3 month Index + 1.45%, 5.3344% 7/20/2038 (b)(c)(d)		420,000	421,978
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)		3,484,000	3,496,006
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (b)(c)(d)		4,204,000	4,219,324
Midocean Credit Clo Xii Ltd Series 2025-12A Class A1RR, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/18/2038 (b)(c)(d)		250,000	250,853
OCP CLO Ltd Series 2024-36A Class B1, CME Term SOFR 3 month Index + 1.7%, 5.5936% 10/16/2037 (b)(c)(d)		1,238,000	1,240,980
OCP CLO Series 2024-37A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.2645% 10/15/2037 (b)(c)(d)		250,000	250,496
OCP CLO Series 2024-37A Class B1, CME Term SOFR 3 month Index + 1.68%, 5.5845% 10/15/2037 (b)(c)(d)		250,000	250,642
Regatta XXVII Funding Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.53%, 5.388% 4/26/2037 (b)(c)(d)		250,000	250,645
Renew 2023-1 Series 2023-1A Class A, 5.9% 11/20/2058 (b)		2,462,420	2,461,118
Valley Stream Park Clo Ltd Series 2024-1A Class E1RR, CME Term SOFR 3 month Index + 5.25%, 9.1344% 1/20/2037 (b)(c)(d)		1,000,000	988,689
Vantage Data Centers Jersey Borrower Spv Ltd Series 2024-1X Class A2, 6.172% 5/28/2039 (e)	GBP	330,000	446,882
Vantage Data Centers Jersey Borrower Spv Ltd Series 2025-1X Class B, 6.338% 5/28/2039 (e)	GBP	135,000	178,700
Verdelite Static CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.13%, 5.0144% 7/20/2032 (b)(c)(d)		3,302,212	3,298,953
Wildwood Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)		250,000	250,923
TOTAL BAILIWICK OF JERSEY			83,926,996
BERMUDA - 0.0%
Symphony CLO 40 Ltd Series 2024-40A Class AR, CME Term SOFR 3 month Index + 1.31%, 5.2215% 1/5/2038 (b)(c)(d)		420,000	420,785
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)		852,324	863,435
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)		1,719,506	1,737,860
TOTAL CANADA			2,601,295
GERMANY - 0.0%
Bmo Mortgage Trust Series 2025-1X Class A2, 4.292% 6/28/2050 (e)	EUR	294,000	340,888
SC Germany Consumer Series 2024-2 Class C, 1 month EURIBOR + 1.4%, 3.271% 5/14/2038 (c)(d)(e)	EUR	100,000	116,298
SC Germany Consumer Series 2024-2 Class D, 1 month EURIBOR + 1.7%, 3.571% 5/14/2038 (c)(d)(e)	EUR	100,000	116,165
TOTAL GERMANY			573,351
GRAND CAYMAN (UK OVERSEAS TER) - 1.8%
1988 CLO 2 Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.1045% 4/15/2038 (b)(c)(d)		250,000	249,990
1988 Clo 5 Ltd / 1988 Clo 5 LLC Series 2024-5A Class A1, CME Term SOFR 3 month Index + 1.54%, 5.4445% 7/15/2037 (b)(c)(d)		250,000	250,600
522 Fdg Clo 2019-5 Ltd / 522 Fdg Clo 2019-5 Series 2022-5A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.2345% 4/15/2035 (b)(c)(d)		1,000,000	1,001,243
AGL CLO 35 Ltd Series 2024-35A Class A1, CME Term SOFR 3 month Index + 1.34%, 5.21% 1/21/2038 (b)(c)(d)		250,000	250,516
AGL CLO 37 Ltd Series 2025-37A Class A1, CME Term SOFR 3 month Index + 1.24%, 5.0974% 4/22/2038 (b)(c)(d)		250,000	250,125
AGL CLO Ltd Series 2025-42A Class A1, CME Term SOFR 3 month Index + 1.3%, 5.5692% 7/22/2038 (b)(c)(d)		250,000	251,003
AGL CLO Ltd Series 2025-44A Class C, CME Term SOFR 3 month Index + 1.8%, 5.7533% 10/22/2037 (b)(c)(d)		250,000	247,144
Agl Core Clo 2 Ltd / Agl Core 2 LLC Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.46%, 5.3444% 7/20/2037 (b)(c)(d)		250,000	250,777
AGL Core CLO 38 Ltd Series 2025-38A Class A1, CME Term SOFR 3 month Index + 1.24%, 5.0974% 1/22/2038 (b)(c)(d)		270,000	270,210
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.2674% 7/22/2037 (b)(c)(d)		2,821,000	2,824,848
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)		4,867,000	4,882,292
Aimco Clo 23 Ltd Series 2025-23A Class A, CME Term SOFR 3 month Index + 1.13%, 5.0144% 4/20/2038 (b)(c)(d)		385,650	385,635
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (b)(c)(d)		4,673,000	4,684,757
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 1/20/2035 (b)(c)(d)		5,200,000	5,200,000
Ammc Clo 27 Ltd Series 2025-27A Class A2R, CME Term SOFR 3 month Index + 1.35%, 5.2344% 1/20/2037 (b)(c)(d)		4,820,000	4,784,303
Anchorage Cap Clo 7 Ltd / Anchorage Cap Clo 7 LLC Series 2024-7A Class BR3, CME Term SOFR 3 month Index + 2.05%, 5.9094% 4/28/2037 (b)(c)(d)		700,000	701,574
Anchorage Capital CLO 15 Ltd Series 2025-15A Class A1R2, CME Term SOFR 3 month Index + 1.41%, 5.621% 7/20/2038 (b)(c)(d)		470,000	471,472
Anchorage Capital CLO 8 Ltd Series 2025-8A Class A1R3, CME Term SOFR 3 month Index + 1.29%, 5.1965% 10/27/2038 (b)(c)(d)		250,000	250,773
Anchorage Capital CLO Ltd Series 2024-29A Class A1, CME Term SOFR 3 month Index + 1.6%, 5.4844% 7/20/2037 (b)(c)(d)		250,000	250,781
Apidos CLO Series 2021-37A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.249% 10/22/2034 (b)(c)(d)		1,650,000	1,651,487
Apidos CLO Series 2021-37A Class D, CME Term SOFR 3 month Index + 3.3116%, 7.169% 10/22/2034 (b)(c)(d)		250,000	250,684
Apidos Clo Xxxiv Series 2021-34A Class A1R, CME Term SOFR 3 month Index + 1.4116%, 5.2961% 1/20/2035 (b)(c)(d)		250,000	250,295
Apidos Clo Xxxix Series 2025-39A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.3996% 10/21/2038 (b)(c)(d)		250,000	250,269
Apidos Clo Xxxvi Series 2021-36A Class B, CME Term SOFR 3 month Index + 1.8616%, 5.7461% 7/20/2034 (b)(c)(d)		1,160,000	1,160,537
Arbor Realty Collateralized Loan Obligation Ltd Series 2025-BTR1 Class A, CME Term SOFR 1 month Index + 1.925%, 5.8848% 1/20/2041 (b)(c)(d)		408,000	409,722
ARCLO Series 2022-FL1 Class A, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.592% 1/15/2037 (b)(c)(d)		121,209	121,207
AREIT Ltd Series 2025-CRE10 Class A, CME Term SOFR 1 month Index + 1.3879%, 5.3469% 12/17/2029 (b)(c)(d)		133,000	132,998
AREIT Trust Series 2024-CRE9 Class A, CME Term SOFR 1 month Index + 1.6865%, 5.6454% 5/17/2041 (b)(c)(d)		511,725	511,994
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)		5,230,000	5,234,513
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (b)(c)(d)		4,228,000	4,243,331
Ares Lvii Clo Ltd / Ares Lvii Clo LLC Series 2021-57A Class AR, CME Term SOFR 3 month Index + 1.4116%, 5.7301% 1/25/2035 (b)(c)(d)		330,000	330,000
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (b)(c)(d)		3,511,000	3,516,130
Ares Lxii Clo Ltd Series 2025-62A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.358% 1/25/2034 (b)(c)(d)		5,100,000	5,102,678
Ares Xxvii Clo Ltd Series 2024-2A Class BR3, CME Term SOFR 3 month Index + 1.65%, 5.5094% 10/28/2034 (b)(c)(d)		3,900,000	3,902,418
Atlantic Ave Ltd / Atlantic Ave LLC Series 2025-4A Class A, CME Term SOFR 3 month Index + 1.38%, 5.2664% 10/15/2038 (b)(c)(d)		3,500,000	3,504,837
Atlas Senior Loan Fund Xv Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.0798% 10/23/2032 (b)(c)(d)		3,917,578	3,922,001
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (b)(c)(d)		3,908,000	3,910,986
Bain Capital Credit Clo 2020-2 Ltd Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.24%, 5.1244% 7/19/2034 (b)(c)(d)		8,600,000	8,609,701
Bain Capital Credit Clo Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.1236% 7/16/2034 (b)(c)(d)		13,800,000	13,819,430
Bain Capital Credit Clo Ltd Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.9% 10/21/2034 (b)(c)(d)		1,000,000	998,577
Bain Capital Credit CLO Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 7/15/2037 (b)(c)(d)		380,000	381,327
Bain Capital Credit CLO Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.21%, 5.0698% 10/23/2034 (b)(c)(d)		7,300,000	7,304,095
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 5.6344% 1/20/2037 (b)(c)(d)		7,479,000	7,492,702
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)		1,560,000	1,565,901
Barings Ln Partners Clo Ltd 2 / Barings Ln Partners Clo 2 LLC Series 2025-2A Class CR, CME Term SOFR 3 month Index + 1.65%, 5.5344% 1/20/2034 (b)(c)(d)		4,500,000	4,491,185
Battalion Clo X Ltd / Battalion Clo X LLC Series 2021-10A Class A1R2, CME Term SOFR 3 month Index + 1.4316%, 5.297% 1/25/2035 (b)(c)(d)		12,000,000	12,001,488
Bbam US Clo I Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.1045% 3/30/2038 (b)(c)(d)		250,000	249,254
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (b)(c)(d)		125,000	124,560
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)		3,430,000	3,422,794
Benefit Street Partners CLO 42 Ltd Series 2025-42A Class A, CME Term SOFR 3 month Index + 1.3%, 5.3707% 10/25/2038 (b)(c)(d)		250,000	250,849
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 1/15/2039 (b)(c)(d)(f)		3,210,000	3,210,000
Benefit Street Partners Clo Xviii Ltd Series 2025-18A Class AR2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 10/15/2038 (b)(c)(d)		360,000	360,302
Benefit Street Partners Clo Xx Ltd Series 2025-20A Class ARR, CME Term SOFR 3 month Index + 1.29%, 5.1945% 7/15/2037 (b)(c)(d)		500,000	501,472
Benefit Street Partners Clo Xxxvii Ltd Series 2024-37A Class A, CME Term SOFR 3 month Index + 1.35%, 5.208% 1/25/2038 (b)(c)(d)		560,000	561,180
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (b)(c)(d)		4,844,000	4,850,782
Birch Grove Clo Ltd / Birch Grove Clo LLC Series 2024-19A Class A1RR, CME Term SOFR 3 month Index + 1.59%, 5.4716% 7/17/2037 (b)(c)(d)		700,000	701,794
Birch Grove CLO Ltd Series 2025-13A Class A1, CME Term SOFR 3 month Index + 1.31%, 5.4668% 10/23/2038 (b)(c)(d)		250,000	250,369
Birch Grove Clo Series 2025-6A Class A1R, CME Term SOFR 3 month Index + 1.38%, 5.7509% 7/20/2037 (b)(c)(d)		250,000	250,629
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.048% 10/25/2030 (b)(c)(d)		85,837	85,992
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.85%, 5.708% 10/25/2030 (b)(c)(d)		410,000	412,044
Bluemountain CLO Ltd Series 2018-2A Class B, CME Term SOFR 3 month Index + 1.9616%, 5.8134% 8/15/2031 (b)(c)(d)		500,000	501,430
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.0518% 11/15/2030 (b)(c)(d)		248,348	248,414
Bluemountain Clo Ltd Series 2025-4A Class CR2, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2030 (b)(c)(d)		1,000,000	1,000,595
Bridge Street Clo VI Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.28%, 5.0671% 1/15/2039 (b)(c)(d)		370,000	370,541
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)		280,000	280,073
BXMT Ltd Series 2025-FL5 Class A, CME Term SOFR 1 month Index + 1.6388%, 5.6014% 10/18/2042 (b)(c)(d)		628,000	627,228
Canyon Capital Clo Ltd Series 2018-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 7/15/2031 (b)(c)(d)		100,126	100,190
Canyon Clo Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 10/15/2034 (b)(c)(d)		5,700,000	5,694,306
Carlyle US Clo Ltd / Carlyle US Clo LLC Series 2024-6A Class B, CME Term SOFR 3 month Index + 1.7%, 5.558% 10/25/2037 (b)(c)(d)		1,890,000	1,897,844
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)		3,508,000	3,511,869
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (b)(c)(d)		5,360,000	5,375,351
Carlyle US CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.4%, 5.27% 10/21/2037 (b)(c)(d)		340,000	340,790
Carlyle US CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.78%, 5.65% 10/21/2037 (b)(c)(d)		250,000	250,859
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)		150,000	151,007
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 0% 1/20/2039 (b)(c)(d)(f)		3,635,000	3,635,000
Carval Clo Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.42%, 5.2774% 10/22/2037 (b)(c)(d)		250,000	250,695
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (b)(c)(d)		3,215,000	3,214,884
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (b)(c)(d)		4,739,000	4,750,923
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (b)(c)(d)		7,060,000	7,054,013
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)		4,327,000	4,335,572
Cifc Fdg Ltd / Cifc Fdg LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.5844% 1/18/2038 (b)(c)(d)		500,000	501,391
Cifc Funding 2014-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0845% 3/31/2038 (b)(c)(d)		250,000	249,750
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(d)		2,185,000	2,187,799
CIFC Funding Ltd Series 2018-1A Class BR2, CME Term SOFR 3 month Index + 1.6616%, 5.5461% 1/18/2031 (b)(c)(d)		250,000	250,483
Cifc Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)		294,000	295,146
CIFC Funding Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 5.608% 7/25/2037 (b)(c)(d)		250,000	250,711
CIFC Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)		28,750,000	28,806,350
CIFC Funding Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.6%, 5.4844% 1/20/2037 (b)(c)(d)		250,000	250,537
Cifc Funding Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.2045% 1/15/2040 (b)(c)(d)		680,000	680,836
CIFC Funding Ltd Series 2024-6A Class A1R, CME Term SOFR 3 month Index + 1.45%, 5.3436% 7/16/2037 (b)(c)(d)		310,000	310,904
CIFC Funding Ltd Series 2025-2A Class D1RR, CME Term SOFR 3 month Index + 2.6%, 6.7429% 10/17/2038 (b)(c)(d)		550,000	551,534
CIFC Funding Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.22%, 5.1016% 1/17/2038 (b)(c)(d)		2,500,000	2,503,603
CIFC Funding Ltd Series 2025-4RA Class A1A2, CME Term SOFR 3 month Index + 0.99%, 4.8716% 1/17/2035 (b)(c)(d)		4,300,000	4,298,745
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)		3,307,000	3,313,148
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)		3,981,000	3,982,238
Crown Point Clo 7 Ltd Series 2024-7A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.1144% 10/20/2031 (b)(c)(d)		192,867	192,930
Diameter Cap Clo 10 Ltd / Diameter Cap Clo 10 LLC Series 2025-10A Class A, CME Term SOFR 3 month Index + 1.31%, 5.1944% 4/20/2038 (b)(c)(d)		574,000	575,144
Diameter Capital CLO 8 Ltd Series 2024-8A Class A1A, CME Term SOFR 3 month Index + 1.4%, 5.2844% 10/20/2037 (b)(c)(d)		1,100,000	1,102,292
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.179% 8/20/2034 (b)(c)(d)		250,000	250,410
Dryden 40 Senior Loan Fund Series 2024-40A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.0018% 8/15/2031 (b)(c)(d)		134,511	134,587
Dryden 41 Senior Loan Fund Series 2018-41A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.1362% 4/15/2031 (b)(c)(d)		20,260	20,260
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.5545% 10/15/2030 (b)(c)(d)		4,000,000	4,002,392
Dryden 54 Senior Loan Fund Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 10/19/2029 (b)(c)(d)		43,111	43,116
Dryden 55 Clo Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 5.1862% 4/15/2031 (b)(c)(d)		62,370	62,436
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (b)(c)(d)		4,007,000	4,009,645
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (b)(c)(d)		5,321,000	5,335,553
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (b)(c)(d)		5,727,000	5,741,678
E3 2019-1 Series 2019-1 Class A, 3.1% 9/20/2055 (b)		111,233	97,962
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(d)		3,921,000	3,927,423
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (b)(c)(d)		6,200,000	6,209,635
Elevation CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.3%, 5.158% 1/25/2035 (b)(c)(d)		12,500,000	12,475,300
Elm CLO Ltd Series 2025-14A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1574% 1/22/2038 (b)(c)(d)		250,000	250,613
Elmwood Clo 30 Ltd / Elmwood Clo 30 LLC Series 2024-6A Class A, CME Term SOFR 3 month Index + 1.43%, 5.3116% 7/17/2037 (b)(c)(d)		250,000	250,882
Elmwood Clo 36 Ltd / Elmwood Clo 36 LLC Series 2024-12RA Class AR, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)		500,000	501,160
Elmwood CLO 38 Ltd Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0074% 4/22/2038 (b)(c)(d)		250,000	249,862
Elmwood CLO 39 Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.14%, 5.0216% 4/17/2038 (b)(c)(d)		15,250,000	15,224,075
Elmwood Clo II Ltd Series 2024-2A Class A1RR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)		22,750,000	22,784,830
Elmwood Clo III Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.38%, 5.2644% 7/18/2037 (b)(c)(d)		12,000,000	12,028,296
Elmwood Clo III Ltd Series 2024-3A Class ERR, CME Term SOFR 3 month Index + 5.95%, 9.8344% 7/18/2037 (b)(c)(d)		400,000	385,345
Elmwood Clo VI Ltd Series 2024-3A Class ARR, CME Term SOFR 3 month Index + 1.38%, 5.2644% 7/18/2037 (b)(c)(d)		250,000	250,592
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(d)		3,505,000	3,499,427
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.129% 11/20/2038 (b)(c)(d)		8,080,000	8,084,872
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)		3,345,000	3,354,637
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (b)(c)(d)		6,432,000	6,453,335
Flatiron Clo Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.58%, 5.4644% 10/19/2037 (b)(c)(d)		250,000	250,016
Gcbsl Series 2025-48A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1916% 4/17/2038 (b)(c)(d)		250,000	250,266
Generate Clo 16 Ltd Series 2024-16A Class B, CME Term SOFR 3 month Index + 1.85%, 5.7344% 7/20/2037 (b)(c)(d)		500,000	501,002
Generate Clo 4 Ltd / Generate Clo 4 LLC Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.43%, 5.3144% 7/20/2037 (b)(c)(d)		500,000	501,921
Generate Clo 7 Ltd / Generate Clo 7 LLC Series 2024-7A Class A1R, CME Term SOFR 3 month Index + 1.62%, 5.4774% 4/22/2037 (b)(c)(d)		250,000	250,550
Goldentree Ln Mgmt Us Clo 11 Ltd Series 2024-11A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.9644% 10/20/2034 (b)(c)(d)		250,000	249,760
Golub Cap Partners Clo 77b Ltd Series 2025-77A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.108% 1/25/2038 (b)(c)(d)		515,422	516,054
Golub Capital Partners Clo 81 B Ltd Series 2025-81A Class A1, CME Term SOFR 3 month Index + 1.31%, 5.639% 7/20/2038 (b)(c)(d)		420,000	420,883
Golub Capital Private Credit Fund CLO 2 Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.47%, 5.6222% 10/18/2039 (b)(c)(d)		680,000	681,016
Goodgreen 2017-2 Trust Series 2017-2A Class A, 3.26% 10/15/2053 (b)		106,611	97,301
Goodgreen 2018-1 Series 2018-1A Class A, 3.93% 10/15/2053 (b)(d)		94,103	87,497
Gracie Point International Funding LLC Series 2023-2A Class A, U.S. 90-Day Avg. SOFR Index + 2.25%, 6.6056% 3/1/2027 (b)(c)(d)		166,176	166,432
Greywolf Clo II Ltd Series 2021-1A Class A1SR, CME Term SOFR 3 month Index + 1.4%, 5.3045% 4/15/2034 (b)(c)(d)		35,000,000	35,025,130
Gt Loan Financing I Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.0769% 4/28/2039 (b)(c)(d)		810,000	810,405
Ha Cr Partners Xvi Ltd / Oha Cr Partners Xvi LLC Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/18/2037 (b)(c)(d)		280,000	280,393
Halseypoint Clo 6 Ltd / Halseypoint Clo 6 LLC Series 2025-6A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2344% 1/20/2038 (b)(c)(d)		250,000	250,499
Hero Funding Trust Series 2017-1A Class A, 3.5% 9/21/2043 (b)		46,875	42,299
Hero Funding Trust Series 2017-1A Class A2, 4.46% 9/20/2047 (b)		41,618	39,927
Hero Funding Trust Series 2017-3A Class A1, 3.19% 9/20/2048 (b)		45,599	42,007
Hero Funding Trust Series 2017-3A Class A2, 3.95% 9/20/2048 (b)		37,637	35,513
HGI Cre CLO, Ltd. Series 2022-FL3 Class D, U.S. 30-Day Avg. SOFR Index + 3.75%, 7.892% 4/20/2037 (b)(c)(d)		320,500	319,973
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)		2,736,202	2,681,379
Icg US Clo Ltd Series 2025-1A Class A2R3, CME Term SOFR 3 month Index + 1.6%, 5.4428% 4/29/2034 (b)(c)(d)		5,150,000	5,151,942
Invesco Clo Ltd Series 2025-2A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.5045% 7/15/2034 (b)(c)(d)		2,500,000	2,497,038
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)		4,340,000	4,347,847
Jamestown Clo Xviii Ltd / Jamestown Clo Xviii LLC Series 2024-18A Class A1R, CME Term SOFR 3 month Index + 1.27%, 5.128% 7/25/2035 (b)(c)(d)		11,700,000	11,681,701
Kkr Clo 35 Ltd Series 2025-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 1/20/2038 (b)(c)(d)		250,000	249,850
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)		2,529,000	2,527,632
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.1644% 7/20/2034 (b)(c)(d)		4,500,000	4,501,638
Madison Park Funding Ltd Series 2024-57A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.138% 7/27/2034 (b)(c)(d)		250,000	250,075
Madison Park Funding Lxxi Ltd Series 2025-71A Class A1, CME Term SOFR 3 month Index + 1.14%, 4.9998% 4/23/2038 (b)(c)(d)		2,880,000	2,877,823
Madison Park Funding Xxxi Ltd Series 2024-31A Class B1R, CME Term SOFR 3 month Index + 1.8%, 5.6598% 7/23/2037 (b)(c)(d)		600,000	601,356
Madison Park Funding Xxxix Ltd Series 2024-39A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1074% 10/22/2034 (b)(c)(d)		5,300,000	5,285,123
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class B, CME Term SOFR 3 month Index + 2.05%, 5.908% 4/25/2037 (b)(c)(d)		270,000	270,782
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)		4,233,000	4,235,235
Madison Pk Fdg Xxix Ltd / Madison Pk Fdg Xxix LLC Series 2025-29A Class A1R2, CME Term SOFR 3 month Index + 1.18%, 5.0644% 3/25/2038 (b)(c)(d)		23,220,000	23,179,388
Madison Pk Fdg Xxx Ltd / Madison Pk Fdg Xxx LLC Series 2024-30A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2536% 7/16/2037 (b)(c)(d)		950,000	952,610
Madison Pk Fdg Xxxvii LLC Series 2024-37A Class AR2, CME Term SOFR 3 month Index + 1.53%, 5.4345% 4/15/2037 (b)(c)(d)		5,600,000	5,613,009
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(d)		3,400,000	3,408,704
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)		2,446,000	2,445,900
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(d)		2,869,000	2,873,283
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.2496% 1/25/2035 (b)(c)(d)		4,904,000	4,908,845
Magnetite Xxv Ltd Series 2020-25A Class A, CME Term SOFR 3 month Index + 1.4616%, 5.3196% 1/25/2032 (b)(c)(d)		1,655,323	1,656,121
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)		3,261,000	3,258,346
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (b)(c)(d)		5,256,000	5,259,311
Marble Point Clo Xviii Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 5.1145% 3/15/2038 (b)(c)(d)		15,750,000	15,717,224
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (b)(c)(d)		4,173,000	4,162,154
Neuberger Berman CLO Ltd Series 2024-56A Class B, CME Term SOFR 3 month Index + 1.75%, 5.6154% 7/24/2037 (b)(c)(d)		500,000	501,357
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (b)(c)(d)		4,828,000	4,841,301
Neuberger Berman Loan Advisers CLO 36R Ltd Series 2025-36RA Class A, CME Term SOFR 3 month Index + 1.27%, 5.5517% 7/20/2039 (b)(c)(d)		690,000	691,401
New Mtn Clo 7 Ltd / LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.2%, 5.0844% 3/31/2038 (b)(c)(d)		250,000	249,863
Northwoods Capital Xii-B Ltd Series 2024-12BA Class AR, CME Term SOFR 3 month Index + 1.19%, 5.2278% 6/15/2031 (b)(c)(d)		6,362,820	6,356,330
Oaktree CLO 2025-31 Ltd Series 2025-31A Class A, CME Term SOFR 3 month Index + 1.32%, 5.599% 7/15/2038 (b)(c)(d)		500,000	501,060
Oaktree Clo Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 4.8745% 1/15/2035 (b)(c)(d)		250,000	249,386
Ocean Trails Clo 8 Series 2024-8A Class ARR, CME Term SOFR 3 month Index + 1.29%, 5.1945% 7/15/2034 (b)(c)(d)		6,000,000	6,005,418
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(f)		2,909,000	2,909,000
OCP CLO Ltd / OCP CLO LLC Series 2024-13A Class AR2, CME Term SOFR 3 month Index + 1.34%, 5.21% 11/26/2037 (b)(c)(d)		860,000	861,960
OCP CLO Ltd / OCP CLO LLC Series 2024-38A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2% 1/21/2038 (b)(c)(d)		250,000	250,466
OCP CLO Ltd Series 2024-17A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/20/2037 (b)(c)(d)		250,000	250,850
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)		3,520,000	3,523,935
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2038 (b)(c)(d)(f)		2,260,000	2,260,608
OCP CLO Series 2024-12A Class BAR3, CME Term SOFR 3 month Index + 1.68%, 5.5644% 10/18/2037 (b)(c)(d)		250,000	250,349
OCP CLO Series 2024-12A Class XR3, CME Term SOFR 3 month Index + 1.2%, 5.0844% 10/18/2037 (b)(c)(d)		200,000	200,011
Octagon 66 Ltd Series 2023-1A Class A1R, CME Term SOFR 3 month Index + 1.75%, 5.6018% 11/16/2036 (b)(c)(d)		500,000	500,000
Octagon 75 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.2%, 5.0574% 1/22/2038 (b)(c)(d)		250,000	250,108
Octagon Investment Partners 39 Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 10/20/2030 (b)(c)(d)		38,601	38,601
Octagon Investment Partners 39 Ltd Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.6844% 10/20/2030 (b)(c)(d)		360,000	360,871
Octagon Investment Partners 40 Ltd Series 2025-1A Class A1RR, CME Term SOFR 3 month Index + 1.04%, 4.9244% 1/20/2035 (b)(c)(d)		6,300,000	6,299,969
Octagon Investment Partners 40 Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.55%, 5.4344% 1/20/2035 (b)(c)(d)		4,800,000	4,785,172
Octagon Investment Partners 41 Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.09%, 4.9945% 10/15/2033 (b)(c)(d)		4,250,000	4,246,864
Octagon Investment Partnrs 51 Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.3844% 7/20/2034 (b)(c)(d)		4,200,000	4,201,785
OFSI BSL XIV CLO Ltd Series 2024-14A Class A, CME Term SOFR 3 month Index + 1.46%, 5.3444% 7/20/2037 (b)(c)(d)		10,000,000	10,007,480
Oha Cr Fdg 17 LLC Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.48%, 5.3644% 4/20/2037 (b)(c)(d)		250,000	250,410
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(d)		5,150,000	5,159,538
Oha Cr Fdg 7 Ltd / Oha Cr Fdg 7 LLC Series 2025-7A Class A1R2, CME Term SOFR 3 month Index + 1.28%, 5.1644% 7/19/2038 (b)(c)(d)		470,000	470,316
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (b)(c)(d)		2,310,000	2,310,996
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)		440,000	440,818
Oha Credit Funding 5 Ltd Series 2024-5A Class B1R, CME Term SOFR 3 month Index + 1.7%, 5.5844% 10/18/2037 (b)(c)(d)		250,000	250,711
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(d)		4,087,000	4,092,799
OHA Credit Funding 9 Ltd Series 2024-9A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/19/2037 (b)(c)(d)		270,000	270,396
OHA Credit Funding 9 Ltd Series 2024-9A Class B1R, CME Term SOFR 3 month Index + 1.7%, 5.5844% 10/19/2037 (b)(c)(d)		250,000	250,689
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(d)		3,159,000	3,149,526
Oha Credit Partners Xi Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.3444% 4/20/2037 (b)(c)(d)		750,000	751,642
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (b)(c)(d)		9,030,000	9,045,315
Oha Loan Funding 2013-2 Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.3488% 10/20/2038 (b)(c)(d)		1,180,000	1,180,255
OHA Loan Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.3444% 7/20/2037 (b)(c)(d)		250,000	250,899
OHA Loan Funding Ltd Series 2025-1A Class A1R4, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/19/2038 (b)(c)(d)		250,000	250,498
Orchard Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)		730,000	732,515
Ozlm Funding II Ltd Series 2025-2A Class AR4, CME Term SOFR 3 month Index + 1.2%, 5.0383% 7/30/2037 (b)(c)(d)		250,000	249,719
Ozlm Xviii Ltd Series 2018-18A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.1862% 4/15/2031 (b)(c)(d)		30,260	30,272
Palmer Square Clo 2021-4 Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2245% 7/15/2038 (b)(c)(d)		480,000	481,461
Palmer Square Clo 2021-4 Ltd Series 2025-4A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.6045% 7/15/2038 (b)(c)(d)		1,260,000	1,264,725
Palmer Square CLO Ltd Series 2025-1A Class A1AR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2038 (b)(c)(d)		3,000,000	3,001,314
Palmer Square CLO Ltd Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.25%, 5.1031% 8/14/2038 (b)(c)(d)		1,100,000	1,100,600
Palmer Square CLO Ltd Series 2025-4A Class A, CME Term SOFR 3 month Index + 1.27%, 5.2268% 10/20/2038 (b)(c)(d)		250,000	250,576
Palmer Square LLC Series 2024-2A Class B, CME Term SOFR 3 month Index + 1.65%, 5.5344% 7/20/2037 (b)(c)(d)		250,000	250,473
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)		3,384,000	3,383,492
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)		2,045,155	2,045,809
Palmer Square Loan Funding Ltd Series 2024-3A Class A1BR, CME Term SOFR 3 month Index + 1.4%, 5.3045% 4/15/2031 (b)(c)(d)		250,000	250,400
Palmer Square Loan Funding Ltd Series 2024-3A Class A2R, CME Term SOFR 3 month Index + 1.6%, 5.5045% 4/15/2031 (b)(c)(d)		660,000	661,668
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (b)(c)(d)		3,446,866	3,436,871
Park Avenue Institutional Advisers CLO Ltd Series 2025-1A Class A2R2, CME Term SOFR 3 month Index + 1.55%, 5.4031% 2/14/2034 (b)(c)(d)		2,000,000	1,999,956
Park Blue CLO Ltd Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.22%, 5.078% 4/25/2038 (b)(c)(d)		500,000	498,451
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (b)(c)(d)		5,651,000	5,661,098
PFP Ltd Series 2024-11 Class A, CME Term SOFR 1 month Index + 1.8324%, 5.8044% 9/17/2039 (b)(c)(d)		4,321,906	4,334,398
Pikes Peak Clo 2 Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.22%, 5.1044% 10/11/2034 (b)(c)(d)		5,000,000	4,999,985
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 5.1145% 7/15/2034 (b)(c)(d)		11,300,000	11,314,509
Pikes Peak Clo 6 / Pikes Peak Clo 6 LLC Series 2025-6A Class DRR, CME Term SOFR 3 month Index + 2.5%, 6.3748% 5/18/2034 (b)(c)(d)		935,000	932,727
Point Au Roche Pk Clo Ltd / PT Au Roche Pk Clo LLC Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 7/20/2034 (b)(c)(d)		250,000	250,265
Rad Clo 18 Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.4%, 5.3045% 7/15/2037 (b)(c)(d)		250,000	250,407
Rad Clo 21 Ltd Series 2025-21A Class A1R, CME Term SOFR 3 month Index + 1.07%, 4.928% 1/25/2037 (b)(c)(d)		250,000	249,500
Rad CLO 7 Ltd Series 2024-7A Class B1R, CME Term SOFR 3 month Index + 1.9%, 5.7816% 4/17/2036 (b)(c)(d)		250,000	250,206
Rad CLO 7 Ltd Series 2024-7A Class CR, CME Term SOFR 3 month Index + 2.6%, 6.4816% 4/17/2036 (b)(c)(d)		250,000	250,462
Regata Xii Funding Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(d)		1,320,000	1,322,970
Regatta 30 Fdg Ltd / Regatta 30 Fdg LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.178% 1/25/2038 (b)(c)(d)		250,000	250,358
Regatta 32 Funding Ltd Series 2025-4A Class A1, CME Term SOFR 3 month Index + 1.34%, 5.6277% 7/25/2038 (b)(c)(d)		5,150,000	5,165,259
Regatta IX Funding Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 2%, 5.8816% 4/17/2037 (b)(c)(d)		1,250,000	1,253,339
Regatta Xi Funding Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.4%, 5.2816% 7/17/2037 (b)(c)(d)		800,000	801,054
Regatta Xix Fdg Ltd / Regatta Xix Fdg LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.24%, 5.1244% 10/20/2038 (b)(c)(d)		250,000	250,144
Regatta Xvi Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.1045% 1/15/2033 (b)(c)(d)		11,244,665	11,269,078
Regatta Xvi Funding Ltd Series 2024-2A Class CR, CME Term SOFR 3 month Index + 1.9%, 5.8045% 1/15/2033 (b)(c)(d)		250,000	250,611
Regatta Xviii Funding Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(d)		1,085,039	1,082,866
Regatta Xxix Fdg Ltd / Regatta Xxix Fdg LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.38%, 5.2845% 9/6/2037 (b)(c)(d)		26,000,000	26,077,584
Renew 2017-2 Series 2017-2A Class A, 3.22% 9/22/2053 (b)		236,618	217,822
Rockford Tower Clo Ltd Series 2018-1A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.2506% 5/20/2031 (b)(c)(d)		127,382	127,386
Rockford Tower Clo Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.9816%, 5.8706% 5/20/2031 (b)(c)(d)		1,750,000	1,753,698
Rockford Tower Clo Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.5844% 7/20/2035 (b)(c)(d)		3,055,000	3,058,883
Rockford Tower Clo Ltd Series 2025-2A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.5844% 7/20/2034 (b)(c)(d)		5,080,000	5,080,198
Romark CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2916%, 5.1514% 10/23/2030 (b)(c)(d)		7,038	7,038
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2645% 10/15/2039 (b)(c)(d)		250,000	250,545
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A2R, CME Term SOFR 3 month Index + 1.7%, 5.6045% 10/15/2039 (b)(c)(d)		250,000	250,597
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(d)		2,273,000	2,279,724
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (b)(c)(d)		7,731,000	7,740,324
Rr15 Ltd / Rr15 LLC Series 2021-15A Class A2, CME Term SOFR 3 month Index + 1.7116%, 5.6162% 4/15/2036 (b)(c)(d)		1,000,000	999,986
Sagard-Halseypoint Clo 8 Ltd Series 2024-8A Class A1, CME Term SOFR 3 month Index + 1.39%, 5.2283% 1/30/2038 (b)(c)(d)		250,000	250,648
Sandstone Peak II Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 5.6344% 7/20/2038 (b)(c)(d)		310,000	310,775
Sandstone Peak III Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.63%, 5.488% 4/25/2037 (b)(c)(d)		2,000,000	2,005,922
Sandstone Peak Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.68%, 5.5845% 10/15/2034 (b)(c)(d)		250,000	250,309
Sandstone Peak Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 1.83%, 5.7345% 10/15/2034 (b)(c)(d)		250,000	250,125
Sculptor Clo Xxxv Ltd Series 2025-35A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.108% 4/27/2038 (b)(c)(d)		330,000	328,966
Signal Peak Clo 5 Ltd / Signal Peak Clo 5 LLC Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.408% 4/25/2037 (b)(c)(d)		250,000	250,741
Silver Point Clo 8 Ltd Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.21%, 5.1145% 4/15/2038 (b)(c)(d)		250,000	250,095
Silver Point Clo Ltd Series 2025-12A Class A1, CME Term SOFR 3 month Index + 1.31%, 5.2885% 10/15/2038 (b)(c)(d)		270,000	270,642
Silver PT Clo 7 Ltd / Silver PT Clo 7 LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.2645% 1/15/2038 (b)(c)(d)		250,000	250,595
Sixth Str Clo IX Ltd/Llc Series 2024-9A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.25% 7/21/2037 (b)(c)(d)		250,000	250,695
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (b)(c)(d)		2,160,000	2,165,396
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (b)(c)(d)		3,554,000	3,558,681
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (b)(c)(d)		3,776,000	3,785,293
Slam Ltd Series 2024-1A Class A, 5.335% 9/15/2049 (b)		3,428,537	3,486,807
Sound Point Clo Vii-R Ltd Series 2021-3RA Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.1914% 10/23/2031 (b)(c)(d)		2,788,525	2,789,359
Sycamore Tree CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.39%, 5.2744% 1/20/2038 (b)(c)(d)		480,000	481,520
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)		4,315,000	4,326,103
Symphony CLO 46 Ltd Series 2024-46A Class A2, CME Term SOFR 3 month Index + 1.59%, 5.4744% 1/20/2038 (b)(c)(d)		250,000	250,302
Symphony Clo Ltd Series 2024-22A Class A1AR, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/18/2033 (b)(c)(d)		4,022,744	4,021,481
Symphony Clo Xxi Ltd Series 2025-21A Class AR2, CME Term SOFR 3 month Index + 0.9%, 4.8045% 7/15/2032 (b)(c)(d)		192,791	192,784
Symphony Clo Xxv Ltd / Symphony Clo Xxv LLC Series 2025-25A Class BR, CME Term SOFR 3 month Index + 1.5%, 0% 4/19/2034 (b)(c)(d)		5,125,000	5,125,000
Symphony Clo Xxviii Ltd Series 2021-28A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2614% 10/23/2034 (b)(c)(d)		250,000	250,028
TCW CLO Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.1544% 1/20/2038 (b)(c)(d)		250,000	250,397
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)		2,493,560	2,494,807
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)		3,932,853	3,858,379
Tiaa Clo IV Ltd Series 2024-1A Class A1AR, CME Term SOFR 3 month Index + 1.14%, 5.01% 1/20/2032 (b)(c)(d)		1,456,642	1,457,230
Tralee Clo VI Ltd Series 2024-6A Class A1RR, CME Term SOFR 3 month Index + 1.22%, 5.078% 10/25/2032 (b)(c)(d)		3,017,128	3,018,042
Trestles Clo III Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.39%, 5.2744% 10/20/2037 (b)(c)(d)		280,000	281,093
Trestles Clo IV Ltd / Trestles Clo IV LLC Series 2025-4A Class AR1, CME Term SOFR 3 month Index + 1.28%, 5.0706% 10/30/2038 (b)(c)(d)		250,000	250,198
Trestles Clo IX Ltd Series 2025-9A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.1299% 1/15/2039 (b)(c)(d)		360,000	360,328
TRESTLES CLO Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.46%, 5.318% 7/25/2037 (b)(c)(d)		530,000	531,140
Trimaran Cavu Ltd / Trimaran Cavu LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)		16,000,000	15,958,432
Trimaran CAVU Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.38%, 5.238% 1/25/2038 (b)(c)(d)		350,000	350,432
Voya CLO Ltd Series 2018-1A Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.2161% 1/20/2031 (b)(c)(d)		19,690	19,693
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)		4,109,000	4,121,639
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 7/20/2032 (b)(c)(d)		345,854	346,137
Voya Clo Ltd Series 2025-3A Class A3R4, CME Term SOFR 3 month Index + 1.45%, 5.3344% 10/20/2031 (b)(c)(d)		250,000	250,256
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)		1,927,000	1,931,278
Wellfleet CLO Ltd Series 2024-1A Class A1RN, CME Term SOFR 3 month Index + 1.42%, 5.3245% 7/15/2037 (b)(c)(d)		7,750,000	7,757,673
Wellington Management Clo 5 Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.29%, 5.2511% 10/18/2038 (b)(c)(d)		250,000	250,506
Whitebox Clo I Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.32%, 5.1854% 7/24/2036 (b)(c)(d)		411,100	411,100
Whitebox Clo II Ltd / Whitebox Clo II LLC Series 2024-2A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2454% 10/24/2037 (b)(c)(d)		911,000	913,232
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			794,951,700
IRELAND - 0.3%
AlbaCore Euro CLO IV DAC Series 2024-4A Class AR, 3 month EURIBOR + 0.99%, 2.999% 7/15/2035 (b)(c)(d)	EUR	999,913	1,159,400
Arbour CLO DAC Series 2024-11A Class AR, 3 month EURIBOR + 1.33%, 3.366% 5/15/2038 (b)(c)(d)	EUR	1,000,000	1,161,127
Arbour Clo VI Dac Series 2024-6A Class AR, 3 month EURIBOR + 1.15%, 3.214% 11/15/2037 (b)(c)(d)	EUR	9,400,000	10,912,515
Arbour Clo VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.064% 12/15/2038 (b)(c)(d)	EUR	5,450,000	6,326,178
Arbour CLO XII DAC Series 2025-12A Class AR, 3 month EURIBOR + 1.35%, 3.359% 7/15/2038 (b)(c)(d)	EUR	6,200,000	7,199,853
Aurium CLO II DAC Series 2021-2A Class A1RR, 3 month EURIBOR + 0.93%, 2.959% 6/22/2034 (b)(c)(d)	EUR	1,000,000	1,158,051
Avoca CLO XXV DAC Series 2021-25A Class A, 3 month EURIBOR + 0.96%, 2.986% 10/15/2034 (b)(c)(d)	EUR	5,000,000	5,785,749
BlueMountain Fuji Eur CLO V DAC Series 2019-5A Class A, 3 month EURIBOR + 0.91%, 2.919% 1/15/2033 (b)(c)(d)	EUR	804,069	933,016
CVC Cordatus Loan Fund XXI DAC Series 2021-21A Class A1E, 3 month EURIBOR + 0.96%, 2.989% 9/22/2034 (b)(c)(d)	EUR	8,000,000	9,263,984
CVC Cordatus Loan Fund XXIX DAC Series 2025-29A Class BR, 3 month EURIBOR + 1.95%, 4.004% 8/15/2038 (b)(c)(d)	EUR	2,750,000	3,192,357
Fortuna Consumer Loan Series 2024-2 Class E, 1 month EURIBOR + 4.1%, 5.994% 10/18/2034 (c)	EUR	94,088	110,855
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.249% 1/15/2039 (b)(c)(d)	EUR	10,000,000	11,597,536
Harvest CLO XXV DAC Series 2021-25A Class AR, 3 month EURIBOR + 0.95%, 2.96% 10/21/2034 (b)(c)(d)	EUR	3,500,000	4,048,018
Hayfin Emerald CLO V DAC Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.274% 11/17/2037 (b)(c)(d)	EUR	10,000,000	11,603,919
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.9%, 2.965% 4/25/2034 (b)(c)(d)	EUR	1,802,828	2,091,786
Henley CLO VII DAC Series 2024-7A Class AR, 3 month EURIBOR + 0.99%, 3.055% 4/25/2034 (b)(c)(d)	EUR	3,570,533	4,143,404
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.65%, 2.659% 7/15/2031 (b)(c)(d)	EUR	5,760,164	6,670,840
Invesco Euro CLO VII DAC Series 2022-7A Class A, 3 month EURIBOR + 0.99%, 2.999% 1/15/2035 (b)(c)(d)	EUR	1,934,000	2,237,438
Madison Park Euro Funding XIV DAC Series 2021-14A Class A1R, 3 month EURIBOR + 0.8%, 2.826% 7/15/2032 (b)(c)(d)	EUR	6,931,128	8,015,591
Palmer Square European CLO 2021-1 DAC Series 2025-1A Class BR, 3 month EURIBOR + 1.95%, 3.976% 4/15/2039 (b)(c)(d)	EUR	3,450,000	4,003,363
Palmer Square European Loan Funding DAC Series 2024-2A Class A, 3 month EURIBOR + 0.99%, 3.026% 5/15/2034 (b)(c)(d)	EUR	3,939,623	4,570,574
Providus CLO II DAC Series 2024-2A Class ARR, 3 month EURIBOR + 1.16%, 3.169% 10/15/2038 (b)(c)(d)	EUR	9,500,000	11,028,594
Rockford Tower Europe CLO Series 2025-1A Class A1RR, 3 month EURIBOR + 1.26%, 3.326% 8/29/2036 (b)(c)(d)	EUR	1,000,000	1,159,903
Secucor Finance DAC Series 2025-1 Class D, 1 month EURIBOR + 3.4%, 5.299% 9/20/2036 (c)(d)(e)	EUR	200,000	230,959
Secucor Finance DAC Series 2025-1 Class E, 1 month EURIBOR + 4.5%, 6.399% 9/20/2036 (c)(d)(e)	EUR	100,000	115,477
Secucor Finance DAC Series 2025-1 Class F, 1 month EURIBOR + 6.2%, 8.099% 9/20/2036 (c)(d)(e)	EUR	200,000	232,067
SILK Finance Series 2025-6 Class C, 3 month EURIBOR + 1.7%, 3.696% 12/25/2039 (c)(d)(e)	EUR	100,000	116,242
Taurs Series 2025-UK2X Class C, SONIA Overnight Deposit Rates SWAP + 2.5%, 6.4884% 2/18/2035 (c)(d)(e)	GBP	143,928	190,841
Taurs Series 2025-UK2X Class D, SONIA Overnight Deposit Rates SWAP + 3.2%, 7.1884% 2/18/2035 (c)(d)(e)	GBP	315,119	418,565
Trinitas Euro Clo VI Da Series 2025-6A Class AR, 3 month EURIBOR + 1.3%, 3.286% 1/15/2039 (b)(c)(d)	EUR	15,000,000	17,413,675
UK Logistics DAC Series 2025-1X Class D, SONIA Overnight Deposit Rates SWAP + 4%, 7.9884% 5/17/2035 (c)(d)(e)	GBP	376,886	499,770
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)		1,539,130	1,571,917
Voya Euro Clo II DC Series 2021-2A Class AR, 3 month EURIBOR + 0.96%, 2.969% 7/15/2035 (b)(c)(d)	EUR	8,100,000	9,374,125
TOTAL IRELAND			148,537,689
ITALY - 0.0%
Asset-Backed European Securitisation Transaction Twenty-Four Srl Series 2025-R Class D, 1 month EURIBOR + 1.6%, 3.664% 8/16/2040 (c)(d)(e)	EUR	100,000	116,243
Auto ABS Italian Stella Loans SRL Series 2025-1 Class C, 1 month EURIBOR + 1.25%, 3.21% 12/28/2040 (c)(d)(e)	EUR	100,000	115,897
Golden Bar Securitisation Srl Series 2024-1 Class B, 3 month EURIBOR + 1.5%, 3.529% 9/22/2043 (c)(d)(e)	EUR	69,802	81,704
TOTAL ITALY			313,844
LUXEMBOURG - 0.0%
SC Austria Sarl Series 2025-1 Class D, 3 month EURIBOR + 1.8%, 3.793% 7/25/2041 (c)(d)(e)	EUR	100,000	116,337
SC Germany SA Compartment Consumer Series 2025-2 Class D, 1 month EURIBOR + 1.5%, 0% 12/15/2038 (c)(d)(e)	EUR	100,000	116,034
TOTAL LUXEMBOURG			232,371
MULTI-NATIONAL - 0.0%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/18/2037 (b)(c)(d)		4,144,000	4,153,763
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(d)		4,331,000	4,314,789
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (b)(c)(d)		4,720,000	4,737,587
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (b)(c)(d)		2,189,000	2,188,908
TOTAL MULTI-NATIONAL			15,395,047
NETHERLANDS - 0.0%
BNPP AM Euro CLO 2019 BV Series 2021-1A Class AR, 3 month EURIBOR + 0.82%, 2.835% 7/22/2032 (b)(c)(d)	EUR	249,551	288,515
Dryden 59 Euro CLO 2017 BV Series 2018-59A Class A, 3 month EURIBOR + 0.75%, 2.814% 5/15/2032 (b)(c)(d)	EUR	1,842,770	2,132,352
Dryden 73 Euro CLO 2019 BV Series 2019-73A Class A1, 3 month EURIBOR + 0.94%, 2.966% 1/15/2034 (b)(c)(d)	EUR	3,283,380	3,808,175
Hill FL BV Series 2025-1FL Class E, 1 month EURIBOR + 2.64%, 4.56% 10/18/2032 (c)(d)(e)	EUR	218,000	252,955
Hill Series 2024-2FL Class D, 1 month EURIBOR + 1.95%, 3.844% 10/18/2032 (c)(d)(e)	EUR	93,194	106,560
Mila BV Series 2025-1 Class D, 1 month EURIBOR + 1.35%, 3.2772% 10/12/2042 (c)(d)(e)	EUR	100,000	115,606
Mila BV Series 2025-1 Class E, 1 month EURIBOR + 2.72%, 4.6472% 10/12/2042 (c)(d)(e)	EUR	100,000	115,671
TOTAL NETHERLANDS			6,819,834
SPAIN - 0.0%
AutoNoria Spain 2025-1 FT Series 2025-SP Class D, 1 month EURIBOR + 1.5%, 3.37% 4/30/2043 (c)(d)(e)	EUR	100,000	116,180
AutoNoria Spain 2025-1 FT Series 2025-SP Class E, 1 month EURIBOR + 3%, 4.87% 4/30/2043 (c)(d)(e)	EUR	100,000	117,023
Fondo DE Titulizacion Santander Consumo 9 Series 2025-9 Class F, 3 month EURIBOR + 4.87%, 6.889% 10/25/2040 (c)(d)(e)	EUR	500,000	580,098
FTA Consumo Santander Series 2024-7 Class B, 3 month EURIBOR + 1.3%, 3.304% 7/20/2038 (c)(d)(e)	EUR	71,375	83,067
FTA Consumo Santander Series 2024-7 Class C, 3 month EURIBOR + 1.65%, 3.654% 7/20/2038 (c)(d)(e)	EUR	71,375	83,001
Fta Consumo Santander Series 2025-8 Class C, 3 month EURIBOR + 1.5%, 3.51% 1/21/2040 (c)(d)(e)	EUR	100,000	115,897
TOTAL SPAIN			1,095,266
UNITED KINGDOM - 0.0%
Asimi Funding PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.75%, 5.7249% 5/16/2032 (c)(d)(e)	GBP	75,370	99,908
Asimi Funding PLC Series 2025-2 Class E, SONIA Overnight Deposit Rates SWAP + 2.8%, 6.7736% 12/16/2032 (c)(d)(e)	GBP	100,000	132,370
Asimi Funding PLC Series 2025-2 Class F, SONIA Overnight Deposit Rates SWAP + 4.8%, 8.7736% 12/16/2032 (c)(d)(e)	GBP	100,000	131,966
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.9%, 5.8704% 8/20/2031 (c)(d)(e)	GBP	100,000	133,012
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class D, SONIA Overnight Deposit Rates SWAP + 2.6%, 6.5748% 8/20/2031 (c)(d)(e)	GBP	100,000	133,345
Dowson PLC Series 2024-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.95%, 7.9255% 8/20/2031 (c)(d)(e)	GBP	372,000	497,206
Dowson PLC Series 2024-1 Class F, SONIA Overnight Deposit Rates SWAP + 6.95%, 10.9255% 8/20/2031 (c)(d)(e)	GBP	544,000	729,400
Hermitage 2025 PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 1.7%, 5.6711% 4/21/2033 (c)(d)(e)	GBP	100,000	132,247
London Cards No3 PLC Series 2025-3X Class C, SONIA Overnight Deposit Rates SWAP + 2%, 5.9758% 12/15/2035 (c)(e)	GBP	118,000	156,631
Newday Funding Master Issuer PLC Series 2024-2X Class D, SONIA Overnight Deposit Rates SWAP + 2.65%, 6.6247% 7/15/2032 (c)(d)(e)	GBP	100,000	133,314
NewDay Funding Series 2025-2X Class C, SONIA Overnight Deposit Rates SWAP + 0%, 5.471% 7/15/2033 (c)(e)	GBP	100,000	132,036
TOTAL UNITED KINGDOM			2,411,435
UNITED STATES - 2.5%
37 Capital Clo 1 Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.28%, 5.1845% 10/15/2034 (b)(c)(d)		11,500,000	11,499,494
A10 Issuer LLC Series 2025-FL6 Class A, CME Term SOFR 1 month Index + 1.465%, 5.515% 5/15/2042 (b)(c)(d)		375,000	374,298
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)		3,462,814	3,563,413
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)		3,112,569	3,202,992
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)		2,047,524	2,088,243
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)		449,893	448,544
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)		263,377	259,953
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)		2,571,804	2,472,014
ACC Trust Series 2022-1 Class C, 3.24% 10/20/2025 (b)		241,517	43,420
Accelarated LLC Series 2021-1H Class D, 3.58% 10/20/2040 (b)		65,124	60,205
Accelerated LLC Series 2024-1A Class D, 7.85% 8/22/2044 (b)		2,047,064	2,064,217
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 month Index + 0.4445%, 1.5941% 4/25/2036 (c)(d)		1,072,698	1,027,251
ACE Securities Corp Mortgage Loan Trust Series 2007-D1 Class A4, 6.93% 2/25/2038 (b)(g)		508,846	436,427
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)		337,517	340,576
ACRES 2025-FL3 LLC Series 2025-FL3 Class A, CME Term SOFR 1 month Index + 1.619%, 5.5816% 8/18/2040 (b)(c)(d)		478,000	476,886
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)		2,300,000	2,305,670
Affirm Asset Securitization Trust Series 2024-A Class A, 5.61% 2/15/2029 (b)		155,000	155,388
Affirm Asset Securitization Trust Series 2024-B Class B, 4.88% 9/15/2029 (b)		1,000,000	1,002,278
Affirm Asset Securitization Trust Series 2024-B Class C, 5.06% 9/15/2029 (b)		1,000,000	1,000,771
Affirm Asset Securitization Trust Series 2025-X1 Class C, 5.34% 4/15/2030 (b)		100,000	100,145
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)		638,000	638,612
Affirm Asset Securitization Trust Series 2025-X2 Class B, 4.56% 10/15/2030 (b)		100,000	100,091
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (b)		1,491,000	1,503,109
Affirm Master Trust Series 2025-1A Class B, 5.13% 2/15/2033 (b)		156,000	157,152
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)		3,300,000	3,317,366
Affirm Master Trust Series 2025-2A Class C, 5.26% 7/15/2033 (b)		9,400,000	9,461,438
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (b)		15,500,000	15,528,786
Affirm Master Trust Series 2025-3A Class B, 4.75% 10/16/2034 (b)		5,700,000	5,702,271
ALLO Issuer LLC Series 2025-1A Class B, 6.163% 4/20/2055 (b)		3,260,000	3,324,313
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028		2,499,556	2,515,374
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)		2,804,806	2,875,765
American Credit Acceptance Receivables Trust Series 2023-2 Class D, 6.47% 8/13/2029 (b)		1,000,000	1,010,942
American Credit Acceptance Receivables Trust Series 2023-3 Class D, 6.82% 10/12/2029 (b)		2,180,000	2,221,140
American Credit Acceptance Receivables Trust Series 2025-1 Class D, 5.54% 8/12/2031 (b)		2,850,000	2,883,120
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 month Index + 1.3145%, 5.2688% 11/25/2034 (c)(d)		3,108,480	2,966,010
Amsr 2021-Sfr3 Trust Series 2021-SFR3 Class E2, 2.427% 10/17/2038 (b)		3,178,896	3,093,275
Amsr 2022-Sfr1 Trust Series 2022-SFR1 Class F, 6.021% 3/17/2039 (b)		373,005	371,382
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E1, 3.95% 6/17/2040 (b)		2,650,000	2,543,836
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E2, 3.95% 6/17/2040 (b)		3,100,000	2,960,889
AMSR Trust Series 2021-SFR1 Class B, 2.153% 6/17/2038 (b)		4,000,000	3,765,611
AMSR Trust Series 2021-SFR2 Class D, 2.278% 8/17/2038 (b)		1,150,000	1,126,467
AMSR Trust Series 2021-SFR2 Class F1, 3.275% 8/17/2038 (b)		380,318	373,999
AMSR Trust Series 2021-SFR4 Class F1, 3.158% 12/17/2038 (b)		2,500,000	2,418,460
AMSR Trust Series 2022-SFR3 Class D, 4% 10/17/2039 (b)		2,115,000	2,076,467
AMSR Trust Series 2022-SFR3 Class F, 4% 10/17/2039 (b)		2,400,000	2,307,088
AMSR Trust Series 2023-SFR1 Class F, 4% 4/17/2040 (b)		4,644,946	4,414,284
AMSR Trust Series 2024-SFR2G Class G1, 4.5% 8/19/2028		2,500,000	2,156,750
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)		643,669	637,161
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (b)		135,302	130,392
Aqua Finance Trust 2019-A Series 2019-A Class B, 3.47% 7/16/2040 (b)		232,566	227,678
Aqua Finance Trust Series 2020-AA Class B, 2.79% 7/17/2046 (b)		1,186,577	1,139,235
Aqua Finance Trust Series 2020-AA Class C, 3.97% 7/17/2046 (b)		87,062	84,465
Aqua Finance Trust Series 2020-AA Class D, 7.15% 7/17/2046 (b)		1,053,175	1,064,685
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.354%, 5.3138% 1/20/2043 (b)(c)(d)		405,000	405,937
Argent Securities Inc Series 2005-W1 Class A2, CME Term SOFR 1 month Index + 0.5945%, 4.5488% 5/25/2035 (c)		425,760	358,533
Argent Securities Inc Series 2005-W5 Class A2D, CME Term SOFR 1 month Index + 0.7545%, 4.7088% 1/25/2036 (c)(d)		2,082,849	1,972,162
Argent Securities, Inc. Series 2006-M1 Class A2C, CME Term SOFR 1 month Index + 0.4145%, 4.3688% 7/25/2036 (c)		146,026	39,319
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)		316,581	318,833
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)		320,000	320,847
Asset Backed Securities Corp Long Beach Home Equity Loan Trust 2000-LB1 Series 2004-HE9 Class M1, CME Term SOFR 1 month Index + 1.0895%, 5.0438% 12/25/2034 (c)		855,067	810,346
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)		1,498,178	1,501,413
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A Class C, 2.35% 2/20/2028 (b)		2,435,000	2,375,909
Bank of America Auto Trust Series 2023-1A Class A3, 5.53% 2/15/2028 (b)		1,376,259	1,385,712
Bastion Funding I LLC Series 2023-1A Class A2, 7.119% 4/25/2038 (b)		1,072,749	1,081,546
Bear Stearns Asset Backed Securities I Trust Series 2006-EC1 Class M4, CME Term SOFR 1 month Index + 1.0595%, 5.0505% 12/25/2035 (c)		592,774	582,883
Bear Stearns Asset Backed Securities I Trust Series 2006-HE5 Class M2, CME Term SOFR 1 month Index + 0.5945%, 4.5488% 6/25/2036 (c)		205,901	204,807
Bear Stearns Asset Backed Securities Trust Series 2003-SD2 Class 2A, 6.1346% 6/25/2043 (d)		2,683	2,639
Bear Stearns Asset Backed Securities Trust Series 2005-2 Class M5, CME Term SOFR 1 month Index + 5.3645%, 9.3555% 6/25/2035 (c)		600,000	612,055
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M1, CME Term SOFR 1 month Index + 2.1145%, 6.0688% 3/25/2037 (b)(c)		94,093	93,727
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M3, CME Term SOFR 1 month Index + 2.1145%, 6.0688% 3/25/2037 (b)(c)		1,615,045	1,453,124
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)		1,566,089	1,582,496
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)		6,122,066	5,803,471
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(g)		1,764,265	1,764,812
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028		4,600,000	4,633,602
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)		1,055,475	1,063,291
Bonds LLC Series 2024-FL13 Class A, CME Term SOFR 1 month Index + 1.5762%, 5.535% 9/19/2039 (b)(c)(d)		262,000	262,655
Bonds LLC Series 2025-FL14 Class AS, CME Term SOFR 1 month Index + 1.5714%, 5.5312% 10/17/2042 (b)(c)(d)		3,150,000	3,151,690
Bravo Residential Funding Trust Series 2024-CES2 Class A1A, 5.549% 9/25/2054 (b)		377,386	379,387
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1, 6.05% 7/15/2027 (b)		134,000	134,545
Bridge Trust Series 2025-SFR1 Class E, 4.35% 9/17/2042 (b)		1,595,000	1,490,133
Bridgecrest Lending Auto Securitization Trust Series 2024-1 Class E, 8.43% 10/15/2030 (b)		1,995,000	2,051,932
Bridgecrest Lending Auto Securitization Trust Series 2024-3 Class E, 7.7% 4/15/2031 (b)		5,000,000	5,093,733
Bridgecrest Lending Auto Securitization Trust Series 2024-4 Class E, 7.47% 8/15/2031 (b)		1,500,000	1,534,621
BSPDF Issuer LLC Series 2025-FL2 Class A, CME Term SOFR 1 month Index + 1.524%, 5.5562% 12/15/2042 (b)(c)(d)		105,000	104,934
Business Jet Securities LLC Series 2022-1A Class C, 6.413% 6/15/2037 (b)		200,018	199,870
Business Jet Securities LLC Series 2024-1A Class C, 9.132% 5/15/2039 (b)		1,292,970	1,330,438
BXG Receivables Note Trust Series 2020-A Class B, 2.49% 2/28/2036 (b)		704,898	684,599
BXG Receivables Note Trust Series 2022-A Class A, 4.12% 9/28/2037 (b)		2,120,222	2,106,217
BXG Receivables Note Trust Series 2023-A Class C, 7.38% 11/15/2038 (b)		376,510	386,267
C-Bass Trust Series 2006-MH1 Class B2, 6.75% 10/25/2036 (b)(g)		1,068,895	904,473
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028		2,378,488	2,407,059
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027		91,273	91,346
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029		2,253,000	2,280,045
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029		600,000	605,118
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030		1,500,000	1,502,458
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031		400,000	400,562
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027		219,290	219,784
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028		700,000	706,315
CarNow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/2028 (b)		351,000	86,275
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 month Index + 0.8495%, 4.8038% 12/25/2035 (c)		6,683,506	6,523,474
Cars Mti-1 L P / Cars Mti-2 L L C / Cars Mti-3 L L C / Cars Mti-4 L P / Cars Mti-5 L P / (Cars Mti-7 L L C) Series 2020-1A Class A3, 3.1% 12/15/2050 (b)		165,509	159,338
CARS-DB4 LP Series 2020-1A Class A6, 3.81% 2/15/2050 (b)		135,864	129,036
CARS-DB4 LP Series 2020-1A Class B2, 4.52% 2/15/2050 (b)		262,127	256,035
CARS-DB4 LP Series 2020-1A Class B3, 4.95% 2/15/2050 (b)		292,260	268,092
Carvana Auto Receivables Series 2023-P3 Class A4, 5.71% 7/10/2029 (b)		1,418,000	1,451,442
Carvana Auto Receivables Trust 2023-P1 Series 2023-P1 Class A3, 5.98% 12/10/2027 (b)		146,240	146,590
Carvana Auto Receivables Trust Series 2022-P1 Class A4, 3.52% 2/10/2028		1,843,485	1,838,119
Carvana Auto Receivables Trust Series 2024-N3 Class D, 5.38% 12/10/2030 (b)		3,000,000	2,992,620
Cascade MH Asset Trust Series 2019-MH1 Class B, 5% 11/25/2044 (b)(i)		497,340	468,328
Cascade MH Asset Trust Series 2024-MH1 Class B1, 7.504% 11/25/2056 (b)(d)		2,123,000	2,248,575
Cascade MH Asset Trust Series 2024-MH1 Class B2, 8.2238% 11/25/2056 (b)(d)		1,450,000	1,472,998
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)		933,139	923,809
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)		2,624,749	2,567,183
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)		2,927,377	2,781,137
Castlelake Aircraft Structured Trust Series 2025-2A Class A, 5.465% 8/15/2050 (b)		1,951,241	1,978,490
Centex Home Equity Loan Trust Series 2001-B Class A6, 6.36% 7/25/2032		275	265
Cfin 2022-Rtl1 Issuer LLC Series 2022-RTL1 Class AA, 4.75% 2/16/2026 (b)(d)		85,056	84,674
Chase Auto Owner Trust Series 2022-AA Class A3, 3.98% 6/25/2027 (b)		38,782	38,775
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)		2,635,829	2,659,485
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031		1,200,000	1,229,052
CIT Mortgage Loan Trust Series 2007-1 Class 1M2, CME Term SOFR 1 month Index + 1.8645%, 5.8188% 10/25/2037 (b)(c)		700,000	705,602
CIT Mortgage Loan Trust Series 2007-1 Class 2M2, CME Term SOFR 1 month Index + 1.8645%, 5.8188% 10/25/2037 (b)(c)		1,938,000	1,921,053
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030		5,400,000	5,424,137
Citibank Credit Card Issuance Trust Series 2025-A2 Class A, 4.49% 6/21/2032		4,600,000	4,708,248
Citizens Auto Receivables Trust Series 2023-1 Class A3, 5.84% 1/18/2028 (b)		7,380,825	7,423,513
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)		2,330,034	2,345,967
Cldcd Series 2024-1A Class A2, 5.781% 11/22/2049 (b)		5,270,000	5,303,175
Clover CLOLLC Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/20/2037 (b)(c)(d)		350,000	351,026
CNSL Series 2025-4A Class B, 5.766% 12/20/2055 (b)		1,506,000	1,513,477
College Avenue Student Loans LLC Series 2021-C Class B, 2.72% 7/26/2055 (b)		298,553	278,923
College Avenue Student Loans LLC Series 2023-B Class A1A, 6.5% 6/25/2054 (b)		252,831	265,153
College Avenue Student Loans LLC Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.75%, 5.8218% 6/25/2054 (b)(c)(d)		320,381	324,999
Compass Datacenters Issuer II LLC Series 2025-2A Class A1, 4.926% 11/25/2050 (b)		457,000	456,492
Compass Datacenters Issuer III LLC / Ltd (Partnership) Series 2025-3A Class A2, 5.286% 7/25/2050 (b)		757,000	768,139
Concord Music Royalties LLC Series 2024-1A Class A, 5.644% 10/20/2074 (b)		163,000	164,241
Conseco Finance Corp Series 1998-4 Class M1, 6.83% 4/1/2030		194,331	197,781
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (b)		1,600,000	1,632,058
COOF Securitization Trust 2014-1 Ltd Series 2014-1 Class A, 3.5103% 6/25/2040 (b)(d)(h)		25,213	1,738
Coopr Residential Mortgage Trust 2025-Ces2 Series 2025-CES2 Class A1A, 5.502% 6/25/2060 (b)(d)		5,690,558	5,758,233
Corevest American Finance Trust Series 2018-1 Class E, 5.9292% 6/15/2051 (b)(d)		3,034,000	3,011,169
Corevest American Finance Trust Series 2020-2 Class A, 3.376% 5/15/2052 (b)		2,244	2,237
Corevest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/2052 (b)		3,444,135	3,428,206
Countrywide Asset Bd Ctf 06-11 Tr Series 2006-11 Class 1AF4, 6.3% 12/25/2035 (Ambac Assurance Corp Insured) (d)		901,245	878,938
CPS Auto Receivables Trust Series 2023-D Class C, 7.17% 1/15/2030 (b)		2,500,000	2,529,322
Credit Acceptance Auto Loan Trust Series 2022-3A Class D, 9% 4/18/2033 (b)		292,000	296,104
Credit Acceptance Auto Loan Trust Series 2023-1A Class C, 7.71% 7/15/2033 (b)		1,008,000	1,028,542
Credit Acceptance Auto Loan Trust Series 2023-2A Class C, 7.15% 9/15/2033 (b)		658,000	671,255
Credit Acceptance Auto Loan Trust Series 2023-3A Class C, 7.62% 12/15/2033 (b)		4,000,000	4,126,472
Credit Acceptance Auto Loan Trust Series 2023-5A Class C, 7.3% 4/17/2034 (b)		2,550,000	2,633,288
Credit Acceptance Auto Loan Trust Series 2024-3A Class C, 5.39% 1/16/2035 (b)		3,000,000	3,036,847
Cross Mtg Trust Series 2025-CES1 Class A1A, 5.296% 11/25/2060 (b)		97,138	97,186
CWABS Asset Backed Certificates Trust Series 2006-14 Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.5038% 2/25/2037 (c)		368,737	391,758
CWABS Asset Backed Notes Trust Series 2007-SEA2 Class 2A1, CME Term SOFR 1 month Index + 1.6145%, 5.5688% 6/25/2047 (b)(c)(d)		72,283	60,563
CWABS Inc Asset-Backed Certificates Series 2004-1 Class 3A, CME Term SOFR 1 month Index + 0.6745%, 4.6288% 4/25/2034 (c)(d)		8,675	8,285
CWABS Inc Asset-Backed Certificates Series 2004-6 Class M1, CME Term SOFR 1 month Index + 1.0145%, 4.9688% 10/25/2034 (c)(d)		2,301	2,292
CWABS Inc Asset-Backed Certificates Series 2005-3 Class MF3, 5.682% 8/25/2035 (d)		1,179,789	925,338
CyrusOne Data Centers Issuer I LLC Series 2025-1A Class A2, 5.91% 2/20/2050 (b)		2,590,000	2,638,480
DataBank Issuer II LLC Series 2025-1A Class A2, 5.18% 9/27/2055 (b)		2,575,000	2,547,712
Databank Issuer LLC Series 2021-1A Class A2, 2.06% 2/27/2051 (b)		564,627	560,368
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)		6,745,320	6,671,350
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)		1,382,400	1,352,028
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)		3,325,000	3,348,717
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (b)		2,200,000	2,215,394
Deephaven Residential Mtg Tr 2025-Ces1 Series 2025-CES1 Class A1A, 5.224% 10/25/2055 (b)		340,458	341,239
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)		1,650,000	1,654,802
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (b)		1,700,000	1,701,004
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (b)		1,700,000	1,703,128
Diamond Infrastructure Funding LLC Series 2021-1A Class A, 1.76% 4/15/2049 (b)		1,200,000	1,159,959
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)		1,752,769	1,771,296
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)		1,030,824	1,035,382
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)		979,000	999,703
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (b)		1,196,160	1,155,059
Drive Auto Receivables Trust Series 2024-2 Class D, 4.94% 5/17/2032		2,200,000	2,218,098
DT Auto Owner Trust Series 2023-2A Class E, 11.06% 4/15/2030 (b)		800,000	848,894
DT Auto Owner Trust Series 2023-3A Class D, 7.12% 5/15/2029 (b)		3,936,000	4,043,122
DT Auto Owner Trust Series 2023-3A Class E, 10.21% 5/15/2030 (b)		950,000	1,007,885
Dwight 2025-Fl1 Issuer LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.662%, 5.6246% 6/18/2042 (b)(c)(d)		419,000	419,978
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (b)(c)(d)		4,210,000	4,218,534
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. SOFR Index + 0.6845%, 4.7563% 11/25/2070 (b)(c)(d)		478,534	473,458
Elara HGV Timeshare Issuer LLC Series 2019-A Class C, 3.45% 1/25/2034 (b)		14,505	14,399
Elara HGV Timeshare Issuer LLC Series 2021-A Class D, 3.32% 8/27/2035 (b)		195,487	186,294
ELFI Graduate Loan Program LLC Series 2023-A Class A, 6.37% 2/4/2048 (b)		478,658	503,256
Elfi Graduate Loan Program LLC Series 2024-A Class A, 5.56% 8/25/2049 (b)		960,648	983,286
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A4, 4.58% 12/22/2031 (b)		960,000	976,905
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)		2,258,269	2,288,399
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)		3,400,000	3,434,240
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)		750,575	753,695
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)		1,900,000	1,932,357
Equity One Mortgage Pass-Through Trust 2002-5 Series 2003-3 Class M2, 5.459% 12/25/2033 (d)		836,576	764,486
Exeter Automobile Receivables Trust Series 2023-4A Class D, 6.95% 12/17/2029		1,205,000	1,232,708
Exeter Automobile Receivables Trust Series 2023-4A Class E, 9.57% 2/18/2031 (b)		1,015,000	1,099,226
Exeter Automobile Receivables Trust Series 2023-5A Class D, 7.13% 2/15/2030		1,467,000	1,516,360
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029		1,500,000	1,506,590
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028		453,733	454,950
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030		475,000	479,025
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030		370,000	372,345
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030		615,000	615,426
FHF Issuer Trust Series 2023-2A Class C, 7.97% 12/17/2029 (b)		3,000,000	3,040,190
FIGRE Trust 2024-HE6 Series 2024-HE6 Class A, 5.724% 12/25/2054 (b)		6,477,681	6,549,133
Figre Trust Series 2024-SL1 Class A1, 5.748% 7/25/2053 (b)		1,097,411	1,106,052
FIGRE Trust Series 2025-HE6 Class A, 5.044% 9/25/2055 (b)		5,831,855	5,817,451
FIGRE Trust Series 2025-HE7 Class A, 5.15% 11/25/2055 (b)		249,000	249,254
Finance of America Structured Securities Trust Series 2025-S2 Class A1, 3.5% 7/25/2075 (b)		16,289,427	15,877,304
First Frankin Mortgage Loan Trust Series 2006-FF13 Class A1, CME Term SOFR 1 month Index + 0.3545%, 4.3088% 10/25/2036 (c)		32,885	20,516
FirstKey Homes Trust Series 2021-SFR1 Class C, 1.888% 8/17/2038 (b)		1,100,000	1,077,144
FirstKey Homes Trust Series 2021-SFR1 Class E2, 2.489% 8/17/2038 (b)		292,000	286,172
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/2038 (b)		300,000	295,353
FirstKey Homes Trust Series 2021-SFR1 Class F2, 3.452% 8/17/2038 (b)		1,500,000	1,477,855
FirstKey Homes Trust Series 2021-SFR2 Class E2, 2.358% 9/17/2038 (b)		1,763,000	1,721,238
FirstKey Homes Trust Series 2021-SFR2 Class F2, 3.157% 9/17/2038 (b)		2,400,000	2,341,004
FirstKey Homes Trust Series 2021-SFR3 Class F2, 3.832% 12/17/2038 (b)		3,000,000	2,928,266
Firstkey Homes Trust Series 2022-SFR1 Class E1, 5% 5/19/2039 (b)		1,826,000	1,809,823
Firstkey Homes Trust Series 2022-SFR1 Class F1, 0% 5/19/2039 (b)(j)		2,000,000	1,839,708
Firstkey Homes Trust Series 2022-SFR1 Class F2, 0% 5/19/2039 (b)(j)		900,000	826,108
Firstkey Homes Trust Series 2022-SFR2 Class E2, 4.5% 7/17/2039 (b)		497,000	486,243
Firstkey Homes Trust Series 2022-SFR2 Class F1, 4.5% 7/17/2039 (b)		4,000,000	3,889,444
Firstkey Homes Trust Series 2022-SFR2 Class F2, 4.5% 7/17/2039 (b)		1,000,000	968,639
Firstkey Homes Trust Series 2022-SFR2 Class G, 4.5% 7/17/2039 (b)		1,700,000	1,627,899
Firstkey Homes Trust Series 2022-SFR3 Class E1, 3.5% 7/17/2038 (b)		3,500,000	3,445,511
Firstkey Homes Trust Series 2022-SFR3 Class E2, 3.5% 7/17/2038 (b)		229,000	225,021
Firstkey Homes Trust Series 2022-SFR3 Class F1, 0% 7/17/2038 (b)(j)		2,000,000	1,918,933
Flagship Credit Auto Trust Series 2024-1 Class A2, 5.64% 3/15/2028 (b)		223,112	223,552
Fmc Gmsr Issuer Tr Series 2020-GT1 Class A, 4.45% 1/25/2026 (b)		438,000	435,270
Fmc Gmsr Issuer Tr Series 2021-GT1 Class B, 4.36% 7/25/2026 (b)		234,042	225,652
Fmc Gmsr Issuer Tr Series 2021-GT2 Class A, 3.85% 10/25/2026 (b)		4,000,000	3,873,228
Fmc Gmsr Issuer Tr Series 2021-GT2 Class B, 4.44% 10/25/2026 (b)		661,257	636,632
Fmc Gmsr Issuer Tr Series 2022-GT1 Class A, 6.19% 4/25/2027 (b)		4,292,553	4,305,852
Fmc Gmsr Issuer Tr Series 2022-GT1 Class B, 7.17% 4/25/2027 (b)		675,797	679,129
Fmc Gmsr Issuer Tr Series 2022-GT2 Class A, 7.9% 7/25/2027 (b)		373,005	375,593
Fmc Gmsr Issuer Tr Series 2022-GT2 Class B, 10.07% 7/25/2027 (b)		672,872	687,235
Fna 8 LLC Series 2025-1 Class A, 5.623% 3/15/2045 (b)(d)		541,509	545,713
Ford Auto Securitization Trust II Series 2024-AA Class A2, 5.053% 7/15/2028 (b)	CAD	2,675,979	1,895,993
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/2033 (b)		1,190,000	1,177,409
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)		1,800,000	1,806,300
Foundation Finance Trust 2025-2 Series 2025-2A Class D, 5.68% 4/15/2052 (b)		100,000	100,084
Foundation Finance Trust Series 2023-2A Class A, 6.53% 6/15/2049 (b)		188,916	197,329
Foundation Finance Trust Series 2023-2A Class B, 6.97% 6/15/2049 (b)		1,737,976	1,815,946
Foundation Finance Trust Series 2024-2A Class B, 4.93% 3/15/2050 (b)		86,432	86,714
Foundation Finance Trust Series 2025-1A Class A, 4.95% 4/15/2050 (b)		207,699	210,449
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/2038 (b)		128,000	124,713
FS Rialto Issuer LLC Series 2024-FL9 Class A, CME Term SOFR 1 month Index + 1.6306%, 5.5895% 10/19/2039 (b)(c)(d)		245,000	245,920
FS Rialto Issuer LLC Series 2025-FL10 Class A, CME Term SOFR 1 month Index + 1.3851%, 5.3439% 8/19/2042 (b)(c)(d)		110,000	109,966
GE Mortgage Services LLC Series 1999-HE1 Class A6, 6.7% 4/25/2029		1,779	1,786
Genesis Sales Fin Master Tr Series 2024-B Class A, 5.87% 12/20/2032 (b)		7,400,000	7,473,847
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (b)		7,695,000	7,783,245
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)		4,781,590	4,878,060
Gls Auto Receivables Issuer Tr 2023-2 Series 2023-2A Class C, 5.69% 3/15/2029 (b)		341,000	342,594
GLS Auto Receivables Issuer Trust Series 2022-1A Class D, 3.97% 1/18/2028 (b)		2,661,230	2,658,788
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class D, 6.44% 5/15/2029 (b)		1,407,000	1,442,605
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class E, 9.27% 8/15/2030 (b)		1,000,000	1,069,592
GLS Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/2029 (b)		175,000	178,559
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)		3,610,000	3,660,891
Goldman Home Improvement Trust 2022-Grn1 Issuer Trust Series 2022-GRN1 Class A, 4.5% 6/25/2052 (b)		147,120	146,849
Goodgreen 2023-1 Series 2023-1A Class A, 5.9% 1/17/2061 (b)		555,290	550,101
Goodleap Home Improvement Solutions Trust 2025-2 Series 2025-2A Class A, 5.32% 6/20/2049 (b)		1,345,755	1,362,609
Goodleap Home Improvement Solutions Trust 2025-2 Series 2025-2A Class B, 5.98% 6/20/2049 (b)		1,146,066	1,157,130
Goodleap Home Improvement Solutions Trust Series 2024-1A Class A, 5.35% 10/20/2046 (b)		975,664	989,774
Goodleap Home Improvement Solutions Trust Series 2025-1A Class A, 5.38% 2/20/2049 (b)		2,203,688	2,238,418
Goodleap Home Improvement Solutions Trust Series 2025-1A Class B, 6.27% 2/20/2049 (b)		28,913	29,376
GoodLeap Home Improvement Solutions Trust Series 2025-3A Class A, 5% 10/20/2049 (b)		1,197,000	1,199,533
Goodleap Sustainable Home Solution Trust Series 2023-4C Class A, 6.48% 3/20/2057 (b)		1,469,423	1,464,648
Goodleap Sustainable Home Solution Trust Series 2024-1GS Class A, 6.25% 6/20/2057 (b)		2,531,648	2,497,608
Gracie Point International Funding LLC Series 2024-1A Class A, U.S. 90-Day Avg. SOFR Index + 1.7%, 6.0555% 3/1/2028 (b)(c)(d)		318,000	318,388
Granite Park Equipment Leasing LLC Series 2023-1A Class E, 7% 6/20/2035 (b)		1,587,000	1,572,611
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)		5,000,000	5,014,938
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)		4,445,000	4,440,515
Greensky Home Improvement Issuer Trust Series 2025-2A Class C, 5.26% 6/25/2060 (b)		133,000	134,281
Greensky Home Improvement Issuer Trust Series 2025-2A Class D, 5.56% 6/25/2060 (b)		106,000	106,955
Greensky Home Improvement Series 2025-3A Class A3, 4.52% 12/27/2060 (b)		4,131,000	4,133,582
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A3, 5.55% 6/25/2059 (b)		500,000	513,712
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A4, 5.67% 6/25/2059 (b)		738,097	756,893
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class B, 5.87% 6/25/2059 (b)		85,779	87,690
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)		1,221,882	1,225,256
Greensky Home Improvement Trust Series 2024-2 Class A3, 5.15% 10/27/2059 (b)		3,500,000	3,566,845
Greensky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (b)		124,688	126,831
Greensky Home Improvement Trust Series 2024-2 Class B, 5.26% 10/27/2059 (b)		758,000	767,734
Greensky Home Improvement Trust Series 2024-2 Class C, 5.55% 10/27/2059 (b)		1,000,000	1,010,201
Greensky Home Improvement Trust Series 2024-2 Class D, 6.43% 10/27/2059 (b)		664,000	677,058
Greensky Home Impt Issuer Trust Series 2025-1A Class A3, 5.32% 3/25/2060 (b)		3,900,000	4,002,179
Greensky Home Impt Issuer Trust Series 2025-1A Class A4, 5.22% 3/25/2060 (b)		9,208,594	9,361,747
Greystone CRE Notes Series 2025-FL4 Class A, CME Term SOFR 1 month Index + 1.4811%, 5.44% 1/15/2043 (b)(c)(d)		250,000	250,775
Gs Mortgage-Backed Securities Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 1/25/2055 (b)(c)(d)		2,593,047	2,593,038
GSAA Home Equity Trust Series 2006-18 Class AF3A, 5.7723% 11/25/2036		43,073	12,104
Hero Fdg 2017-2 Series 2017-2A Class A2, 4.07% 9/20/2048 (b)		43,058	41,145
Hero Funding Trust 2016-3 Series 2016-3A Class A1, 3.08% 9/20/2042 (b)		11,170	10,464
Hero Funding Trust Series 2015-3A Class A, 4.28% 9/20/2041 (b)		24,792	24,312
Hertz Vehicle Financing LLC Series 2023-3A Class A, 5.94% 2/25/2028 (b)		1,197,000	1,214,968
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/2039 (b)		44,373	44,962
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (b)		1,576,592	1,629,283
Hilton Grand Vacations Trust Series 2024-1B Class D, 8.85% 9/15/2039 (b)		1,078,168	1,106,558
Hinnt 2024-A LLC Series 2024-A Class E, 8% 3/15/2043 (b)		806,151	792,644
Home Partners of America Trust Series 2019-2 Class E, 3.32% 10/19/2039 (b)		269,944	261,587
Home Partners of America Trust Series 2021-3 Class E2, 3.347% 1/17/2041 (b)		387,714	360,281
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)		1,712,823	1,705,069
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)		1,500,000	1,508,071
HSI Asset Securitization Corp Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 month Index + 0.2545%, 4.2088% 1/25/2037 (c)(d)		2,157,005	1,690,564
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B2, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4989% 5/20/2032 (b)(c)(d)		160,180	160,597
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4489% 10/20/2032 (b)(c)(d)		327,438	328,384
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2989% 9/20/2033 (b)(c)(d)		284,201	284,557
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)		5,373,000	5,400,825
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)		3,376,089	3,385,656
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028		828,841	834,858
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029		3,357,000	3,383,903
Incref LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.7284%, 5.6872% 10/19/2042 (b)(c)(d)		201,000	201,703
J P Morgan Mortgage Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2989% 10/20/2054 (b)(c)(d)		470,970	471,351
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)		3,806,238	3,890,345
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (b)		2,084,775	2,128,320
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028		1,662,660	1,665,019
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/2037 (b)		282,764	288,306
Kgs-Alpha Sba Coof Tr Ser 2012-2 Series 2012-2 Class A, 0.9961% 8/25/2038 (b)(d)(h)		32,832	508
KGS-Alpha SBA COOF Trust Series 2012-4 Class A, 0.831% 9/25/2037 (b)(d)(h)		34,892	506
KGS-Alpha SBA COOF Trust Series 2013-2 Class A, 1.9015% 3/25/2039 (b)(d)(h)		30,275	785
Lending Funding Trust 2020-2 Series 2020-2A Class A, 2.32% 4/21/2031 (b)		3,340,674	3,277,521
Lending Funding Trust 2020-2 Series 2020-2A Class D, 6.77% 4/21/2031 (b)		3,455,000	3,449,347
Lendmark Fdg Trust Series 2024-2A Class B, 4.86% 2/21/2034 (b)		100,000	100,452
Lendmark Funding Trust 2021-2 Series 2021-2A Class D, 4.46% 4/20/2032 (b)		3,000,000	2,785,726
Lendmark Funding Trust Series 2021-1A Class A, 1.9% 11/20/2031 (b)		4,200,000	4,079,124
Lendmark Funding Trust Series 2021-1A Class D, 5.05% 11/20/2031 (b)		3,000,000	2,849,646
Lendmark Funding Trust Series 2024-1A Class B, 5.88% 6/21/2032 (b)		520,000	527,600
Lendmark Funding Trust Series 2024-1A Class D, 7.21% 6/21/2032 (b)		100,000	101,950
Lendmark Funding Trust Series 2025-1A Class A, 4.94% 9/20/2034 (b)		509,000	515,113
Lendmark Funding Trust Series 2025-1A Class B, 5.33% 9/20/2034 (b)		558,000	567,289
Lendmark Funding Trust Series 2025-1A Class E, 8.91% 9/20/2034 (b)		4,065,000	4,228,373
Lendmark Funding Trust Series 2025-3A Class A, 4.51% 5/21/2035 (b)		696,000	695,497
Lendmark Funding Trust Series 2025-3A Class B, 4.83% 5/21/2035 (b)		115,000	115,468
Lendmark Funding Trust Series 2025-3A Class D, 5.98% 5/21/2035 (b)		2,620,000	2,631,506
LMRE Trust Series 2025-SFR1 Class A, 4.5% 12/17/2042 (b)		258,000	253,174
Loancore Issuer LLC Series 2025-CRE8 Class A, CME Term SOFR 1 month Index + 1.385%, 5.344% 8/17/2042 (b)(c)(d)		143,000	142,911
LoanCore Issuer LLC Series 2025-CRE9 Class A, CME Term SOFR 1 month Index + 1.45%, 5.5125% 8/18/2042 (b)(c)(d)		300,000	300,094
LoanCore Issuer LLC Series 2025-CRE9 Class AS, CME Term SOFR 1 month Index + 1.7%, 5.7625% 8/18/2042 (b)(c)(d)		2,100,000	2,100,660
Lyra Music Assets Delaware LP Series 2024-2A Class A2, 5.76% 12/22/2064 (b)		379,455	385,351
Lyra Music Assets Delaware LP Series 2025-1A Class A2, 5.604% 9/20/2065 (b)		259,000	262,303
Madison Park Funding Lxxiii Ltd Series 2025-73A Class B, CME Term SOFR 3 month Index + 1.7%, 5.663% 10/17/2038 (b)(c)(d)		250,000	251,095
Mariner Finance Issuance Trust Series 2021-AA Class E, 5.4% 3/20/2036 (b)		4,500,000	4,361,076
Mariner Finance Issuance Trust Series 2021-BA Class E, 4.68% 11/20/2036 (b)		3,000,000	2,797,840
Mariner Finance Issuance Trust Series 2024-AA Class A, 5.13% 9/22/2036 (b)		279,000	282,836
Mariner Finance Issuance Trust Series 2024-BA Class A, 4.91% 11/20/2038 (b)		792,000	806,405
Mariner Finance Issuance Trust Series 2024-BA Class D, 6.36% 11/20/2038 (b)		100,000	103,015
Mariner Finance Issuance Trust Series 2024-BA Class E, 8.8% 11/20/2038 (b)		4,000,000	4,212,357
Mariner Finance Issuance Trust Series 2025-AA Class A, 4.98% 5/20/2038 (b)		9,763,000	9,895,286
Mariner Finance Issuance Trust Series 2025-AA Class B, 5.33% 5/20/2038 (b)		104,000	105,659
Mariner Finance Issuance Trust Series 2025-AA Class C, 5.69% 5/20/2038 (b)		107,000	108,790
Mariner Finance Issuance Trust Series 2025-BA Class A, 4.59% 11/22/2038 (b)		595,000	598,136
Marlette Funding Trust 2023-2 Series 2023-2A Class C, 6.96% 6/15/2033 (b)		149,074	149,843
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)		674,078	675,179
Marlette Funding Trust 2025-1 Series 2025-1A Class C, 5.26% 7/16/2035 (b)		4,065,000	4,096,391
MASTR Asset Backed Securities Trust Series 2005-WF1 Class M7, CME Term SOFR 1 month Index + 1.8395%, 5.7938% 6/25/2035 (c)(d)		1,816,559	1,841,734
MASTR Asset Backed Securities Trust Series 2007-NCW Class A1, CME Term SOFR 1 month Index + 0.4145%, 4.3688% 5/25/2037 (Assured Guaranty Inc Insured) (b)(c)(d)		988,795	894,797
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028		1,500,000	1,514,893
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028		6,500,000	6,510,878
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027		1,736,811	1,739,499
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)		1,915,549	1,925,066
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)		2,324,442	2,339,740
MF1 LLC Series 2024-FL14 Class A, CME Term SOFR 1 month Index + 1.737%, 5.6958% 3/19/2039 (b)(c)(d)		100,000	100,250
MF1 LLC Series 2025-FL19 Class A, CME Term SOFR 1 month Index + 1.4881%, 5.4507% 5/18/2042 (b)(c)(d)		289,000	289,718
MFA Trust Series 2024-NPL1 Class A1, 6.33% 9/25/2054		490,525	493,756
Mid-State Capital Corp Trust Series 2005-1 Class M1, 6.106% 1/15/2040		7,172	7,172
Mid-State Capital Corp Trust Series 2006-1 Class A, 5.787% 10/15/2040 (b)		12,987	13,057
Mid-State Capital Corp Trust Series 2006-1 Class M1, 6.083% 10/15/2040 (b)		15,757	15,852
Mission Lane Credit Card Master Trust Series 2025-B Class A, 5.06% 9/15/2031 (b)		2,620,000	2,639,761
Morgan Stanley ABS Capital I Inc Series 2003-SD1 Class M1, CME Term SOFR 1 month Index + 2.3645%, 6.3188% 3/25/2033 (c)		378	363
Morgan Stanley ABS Capital I Inc Series 2006-HE4 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.5488% 6/25/2036 (c)		3,171,925	1,610,111
Morgan Stanley ABS Capital I Inc Series 2007-NC3 Class A2D, CME Term SOFR 1 month Index + 0.3745%, 4.3288% 5/25/2037 (c)(d)		1,732,377	1,357,035
Morgan Stanley ABS Capital I Inc Trust Series 2006-HE8 Class A2FP, CME Term SOFR 1 month Index + 0.07%, 4.1388% 10/25/2036 (c)(d)		120,386	52,029
Morgan Stanley Mortgage Loan Trust Series 2006-12XS Class A4, 6.5119% 10/25/2036 (g)		74,674	16,657
Morgan Stanley Mortgage Loan Trust Series 2006-16AX Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 11/25/2036 (c)		40,331	10,766
Morgan Stanley Mortgage Loan Trust Series 2007-3XS Class 2A4S, 6.4631% 1/25/2047 (g)		792,460	282,207
Mosaic Solar Loans Trust Series 2023-4A Class A, 6.4% 5/20/2053 (b)		180,754	182,047
MVW 2022-2 LLC Series 2022-2A Class D, 9% 10/21/2041 (b)		182,695	185,366
Navesink CLO 2 Ltd Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.27%, 5.1745% 4/15/2036 (b)(c)(d)		1,000,000	997,429
Navient Private Education Loan Trust Series 2020-CA Class A2A, 2.15% 11/15/2068 (b)		583,359	562,664
Navient Private Education Refi Loan Trust Series 2019-FA Class A2, 2.6% 8/15/2068 (b)		1,424,896	1,377,347
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (b)		510,645	524,189
Navient Refinance Loan Trust Series 2025-B Class A, 4.72% 9/15/2055 (b)		587,987	589,668
Navient Refinance Loan Trust Series 2025-C Class A, 4.8% 10/15/2055 (b)		407,000	408,061
Navient Student Loan Trust Series 2015-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.7863% 4/25/2040 (c)(d)		1,550,026	1,505,731
Navient Student Loan Trust Series 2023-BA Class A1A, 6.48% 3/15/2072 (b)		87,522	90,696
Navient Student Loan Trust Series 2023-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.9337% 3/15/2072 (b)(c)(d)		121,752	122,822
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (b)		5,018,863	4,991,277
Nelnet Student Loan Trust Series 2021-A Class A1, CME Term SOFR 1 month Index + 0.9145%, 4.8743% 4/20/2062 (b)(c)(d)		741,757	740,382
Nelnet Student Loan Trust Series 2021-A Class A2, CME Term SOFR 1 month Index + 1.1445%, 5.1043% 4/20/2062 (b)(c)(d)		410,000	408,526
Nelnet Student Loan Trust Series 2021-A Class B1, 2.85% 4/20/2062 (b)		142,000	127,900
Nelnet Student Loan Trust Series 2023-PL1A Class A1A, U.S. 30-Day Avg. SOFR Index + 2.25%, 6.3218% 11/25/2053 (b)(c)(d)		86,244	87,411
Nelnet Student Loan Trust Series 2025-AA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.3337% 3/15/2057 (b)(c)(d)		903,974	900,620
Nelnet Student Loan Trust Series 2025-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.492% 5/17/2055 (b)(c)(d)		1,578,716	1,589,221
Nelnet Student Loan Trust Series 2025-BA Class B, 4.98% 5/17/2055 (b)		630,000	632,351
Nelnet Student Loan Trust Series 2025-BA Class C, 5.38% 5/17/2055 (b)		260,000	262,533
Nelnet Student Loan Trust Series 2025-BA Class D, 6.04% 5/17/2055 (b)		222,000	223,662
Nelnet Student Loan Trust Series 2025-CA Class A1A, 4.67% 6/22/2065 (b)		7,191,265	7,193,597
Nelnet Student Loan Trust Series 2025-CA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.706% 6/22/2065 (b)(c)(d)		6,447,844	6,472,757
Nelnet Student Loan Trust Series 2025-CA Class D, 5.82% 6/22/2065 (b)		370,000	368,250
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.8539% 11/25/2033 (g)		4,574	4,508
New Residential Mortgage Loan Trust Series 2022-SFR1 Class F, 4.443% 2/17/2039 (b)		2,100,000	2,061,365
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 month Index + 0.3445%, 4.2988% 4/25/2037 (c)		604,035	600,953
Newrez LLC / Newres Gmsr Excess Owner LLC Series 2021-GNT1 Class A, 3.474% 11/25/2026 (b)		1,446,786	1,419,451
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028		3,036,526	3,059,014
Nissan Auto Receivables Owner Trust Series 2024-B Class A3, 4.34% 3/15/2029		1,000,000	1,003,605
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (b)		700,000	705,824
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (b)(c)(d)		4,223,000	4,227,206
OCP CLO Ltd Series 2025-8RA Class B1R2, CME Term SOFR 3 month Index + 1.55%, 5.4316% 10/17/2038 (b)(c)(d)		250,000	250,497
Octane Receivables Trust Series 2023-2A Class C, 6.24% 6/20/2031 (b)		2,589,000	2,628,395
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class C, 5.2% 7/14/2038 (b)		3,500,000	3,557,547
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class D, 5.79% 7/14/2038 (b)		156,000	158,382
OneMain Financial Issuance Trust Series 2020-2A Class B, 2.21% 9/14/2035 (b)		1,050,000	1,009,074
OneMain Financial Issuance Trust Series 2023-2A Class B, 6.17% 9/15/2036 (b)		5,714,000	5,907,980
OneMain Financial Issuance Trust Series 2023-2A Class C, 6.74% 9/15/2036 (b)		1,300,000	1,344,514
OneMain Financial Issuance Trust Series 2023-2A Class D, 7.52% 9/15/2036 (b)		2,400,000	2,480,798
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (b)		777,000	822,441
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)		442,035	441,591
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)		1,200,000	1,203,776
Oportun Issuance Trust Series 2021-B Class B, 1.96% 5/8/2031 (b)		40,325	39,582
Oportun Issuance Trust Series 2021-B Class C, 3.65% 5/8/2031 (b)		645,864	639,321
Oportun Issuance Trust Series 2021-C Class A, 2.18% 10/8/2031 (b)		1,870,712	1,837,210
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (b)		3,900,000	3,903,781
Option One Mortgage Loan Trust 2007-FXD1 Series 2007-FXD1 Class 3A4, 5.86% 1/25/2037 (Ambac Assurance Corp Insured) (g)		78,871	77,511
Owl Rock Clo Xviii LLC Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.7%, 5.5654% 7/24/2036 (b)(c)(d)		250,000	250,657
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)		2,085,072	2,091,517
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)		1,415,000	1,423,594
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)		858,704	879,799
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)		5,857,638	5,621,382
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)		4,521,990	4,450,601
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)		4,041,420	3,788,502
Pmt Credit Risk Transfer Trust 2024-3r Series 2024-3R Class A, U.S. 30-Day Avg. SOFR Index + 3.1%, 7.2952% 9/27/2028 (b)(c)(d)		4,184,464	4,232,443
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)		5,302,506	5,339,304
PowerPay Issuance Trust Series 2025-1A Class A, 5.23% 11/18/2041 (b)		3,508,100	3,519,833
PRET 2025-NPL6 LLC Series 2025-NPL6 Class A1, 5.7437% 6/25/2055 (b)		2,783,150	2,794,191
Pret 2025-NPL7 LLC Series 2025-NPL7 Class A1, 5.6571% 7/25/2055 (b)(d)		1,917,401	1,922,017
Pret LLC Series 2025-NPL3 Class A1, 6.7076% 4/25/2055 (b)		3,347,929	3,371,481
PRET Trust Series 2025-NPL1 Class A1, 6.063% 2/25/2055 (b)		8,070,102	8,081,762
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6585% 7/25/2054 (b)(c)(d)		1,438,005	1,439,271
Progress Residential 2025-Sfr3 Tr Series 2025-SFR3 Class C, 3.39% 7/17/2042 (b)		694,000	648,724
Progress Residential Trust Series 2021-SFR10 Class E1, 3.567% 12/17/2040 (b)		5,500,967	5,301,124
Progress Residential Trust Series 2021-SFR11 Class E1, 3.378% 1/17/2039 (b)		4,000,000	3,806,440
Progress Residential Trust Series 2021-SFR3 Class E2, 2.688% 5/17/2026 (b)		281,728	278,293
Progress Residential Trust Series 2021-SFR3 Class F, 3.436% 5/17/2026 (b)		1,500,000	1,485,730
Progress Residential Trust Series 2021-SFR8 Class E1, 2.382% 10/17/2038 (b)		722,000	708,029
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (b)		4,000,000	3,930,352
Progress Residential Trust Series 2022-SFR1 Class E1, 3.93% 2/17/2041 (b)		479,000	462,801
Progress Residential Trust Series 2022-SFR1 Class F, 4.88% 2/17/2041 (b)		4,000,000	3,924,016
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (b)		643,616	630,489
Progress Residential Trust Series 2022-SFR3 Class D, 4.45% 4/17/2039 (b)		4,705,000	4,642,529
Progress Residential Trust Series 2022-SFR3 Class E2, 5.6% 4/17/2039 (b)		588,000	587,385
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (b)		2,169,037	2,176,218
Progress Residential Trust Series 2023-SFR1 Class E1, 6.15% 3/17/2040 (b)		1,822,000	1,826,045
Progress Residential Trust Series 2023-SFR2 Class D, 4.5% 10/17/2040 (b)		2,550,000	2,511,425
Progress Residential Trust Series 2023-SFR2 Class E1, 4.75% 10/17/2040 (b)		3,231,000	3,186,567
Progress Residential Trust Series 2024-SFR2 Class E1, 3.4% 4/17/2041 (b)(d)		100,000	93,961
Progress Residential Trust Series 2025-SFR2 Class E1, 3.725% 4/17/2042 (b)(d)		3,390,518	3,162,730
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(d)		1,072,696	1,062,087
QTS Issuer ABS II LLC Series 2025-1A Class A2, 5.044% 10/5/2055 (b)		662,000	664,899
Rckt Mortgage Trust 2024-Ces3 Series 2024-CES3 Class A1A, 6.591% 5/25/2044 (b)(d)		635,150	645,575
RCKT Mortgage Trust Series 2024-CES1 Class A1A, 6.025% 2/25/2044 (b)		1,051,667	1,060,206
RCKT Mortgage Trust Series 2024-CES2 Class B1, 8.005% 4/25/2044 (b)(d)		914,000	938,101
RCKT Mortgage Trust Series 2024-CES2 Class B2, 9.5782% 4/25/2044 (b)(d)		100,000	102,810
RCKT Mortgage Trust Series 2025-CES7 Class A1A, 5.377% 7/25/2055 (b)		3,972,206	4,014,318
RCKT Mortgage Trust Series 2025-CES9 Class A1A, 4.795% 9/25/2055 (b)		6,160,947	6,139,968
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)		606,098	607,574
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)		1,290,000	1,290,377
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)		2,780,557	2,791,125
Regional Management Issuance Trust Series 2021-2 Class A, 1.9% 8/15/2033 (b)		520,000	502,716
Regional Management Issuance Trust Series 2022-1 Class A, 3.07% 3/15/2032 (b)		32,779	32,701
Regional Management Issuance Trust Series 2024-1 Class D, 7.46% 7/15/2036 (b)		100,000	103,112
Regional Management Issuance Trust Series 2024-2 Class A, 5.11% 12/15/2033 (b)		125,000	125,945
Regional Management Issuance Trust Series 2025-2 Class A, 4.59% 11/16/2037 (b)		833,000	831,895
Renew 2017-1 Series 2017-1A Class A, 3.67% 9/20/2052 (b)		21,478	20,188
Renew 2017-1 Series 2017-1A Class B, 5.75% 9/20/2052 (b)		2,140	2,131
Republic Fin Issuance Tr 2024-A Series 2024-A Class B, 6.47% 8/20/2032 (b)		280,000	286,529
Republic Finance Issuance Trust Series 2024-B Class A, 5.42% 11/20/2037 (b)		2,996,000	3,055,624
Republic Finance Issuance Trust Series 2024-B Class B, 5.86% 11/20/2037 (b)		210,000	214,926
Republic Finance Issuance Trust Series 2025-A Class A, 4.59% 11/20/2034 (b)		743,000	744,610
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2025-1A Class A2A, 5.091% 8/15/2050 (b)		546,000	548,005
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 Class A1A, 5.8218% 6/25/2055 (b)(d)		5,419,566	5,431,969
Santander Drive Auto Receivables Trust Series 2022-6 Class D, 5.69% 2/18/2031		3,300,000	3,323,603
Santander Drive Auto Receivables Trust Series 2023-2 Class C, 5.47% 12/16/2030		740,000	753,049
Santander Drive Auto Receivables Trust Series 2023-6 Class C, 6.4% 3/17/2031		500,000	517,408
Santander Drive Auto Receivables Trust Series 2024-2 Class D, 6.28% 8/15/2031		1,000,000	1,028,991
Santander Drive Auto Receivables Trust Series 2025-2 Class D, 5.47% 5/15/2031		8,100,000	8,222,690
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)		3,755,082	3,641,242
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (b)		350,564	341,998
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)		2,753,000	2,742,425
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)		2,105,000	2,019,724
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)		2,718,460	2,733,376
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)		2,461,251	2,466,490
SCCU Auto Receivables Trust Series 2023-1A Class A4, 5.7% 8/15/2029 (b)		500,000	511,598
Scf Equipment Leasing Series 2023-1A Class B, 6.37% 5/20/2032 (b)		2,500,000	2,577,577
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)		3,057,397	3,073,005
Securitized Asset Backed LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 month Index + 0.3945%, 4.3488% 6/25/2036 (c)(d)		1,885,092	1,298,654
Service Experts Issuer LLC Series 2024-1A Class A, 6.39% 11/20/2035 (b)		146,566	150,094
Sesac Finance LLC Series 2024-1 Class A2, 6.421% 1/25/2054 (b)		52,073	53,326
Sesac Finance LLC Series 2025-1 Class A2, 5.5% 7/25/2055 (b)		557,000	558,082
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)		1,716,541	1,733,696
Sierra Timeshare 2022-1 Receivables Funding LLC Series 2022-1A Class D, 6% 10/20/2038 (b)		83,291	83,091
Sierra Timeshare Receivables Funding LLC Series 2023-1A Class D, 9.8% 1/20/2040 (b)		577,397	606,491
Sierra Timeshare Receivables Funding LLC Series 2023-2A Class D, 9.72% 4/20/2040 (b)		377,080	397,199
Sierra Timeshare Receivables Funding LLC Series 2023-3A Class D, 9.44% 9/20/2040 (b)		289,897	304,091
Sierra Timeshare Receivables Funding LLC Series 2025-2A Class D, 6.79% 4/20/2044 (b)		1,317,382	1,326,211
Sierra Timeshare Receivables Funding LLC Series 2025-3A Class D, 6.54% 8/22/2044 (b)		2,093,855	2,103,881
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)		2,298,918	2,367,480
Smb Private Ed Ln Tr 2023-B Series 2023-B Class A1B, U.S. 30-Day Avg. SOFR Index + 1.8%, 5.942% 10/16/2056 (b)(c)(d)		858,662	875,766
SMB Private Education Loan Trust Series 2017-B Class B, 3.5% 12/16/2041 (b)		500,000	492,103
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 4.7934% 1/15/2037 (b)(c)(d)		201,430	201,245
SMB Private Education Loan Trust Series 2018-C Class A2B, CME Term SOFR 1 month Index + 0.8645%, 4.8234% 11/15/2035 (b)(c)(d)		327,447	327,202
SMB Private Education Loan Trust Series 2021-A Class B, 2.31% 1/15/2053 (b)		417,926	408,612
SMB Private Education Loan Trust Series 2024-A Class A1A, 5.24% 3/15/2056 (b)		9,571,051	9,783,593
SMB Private Education Loan Trust Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.592% 3/15/2056 (b)(c)(d)		10,958,495	11,058,723
SMB Private Education Loan Trust Series 2024-A Class B, 5.88% 3/15/2056 (b)		156,000	161,068
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.2357% 6/17/2052 (b)(c)(d)		139,386	139,037
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (b)		1,666,374	1,697,563
SMB Private Education Loan Trust Series 2025-C Class A1A, 4.96% 3/15/2055 (b)		21,618,164	21,782,175
SMB Private Education Loan Trust Series 2025-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.342% 3/15/2055 (b)(c)(d)		2,434,478	2,434,463
SMB Private Education Loan Trust Series 2025-C Class B, 5.1% 3/15/2055 (b)		1,100,000	1,104,655
SMB Private Education Loan Trust Series 2025-C Class C, 4.78% 3/15/2055 (b)		1,100,000	1,085,777
SMB Private Education Loan Trust Series 2025-C Class D, 5.26% 3/15/2055 (b)(i)		2,100,000	2,030,628
SMB Private Education Loan Trust Series 2025-C Class R, 0% 3/15/2055 (b)		1,370	16,589
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)		1,481,040	1,484,175
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (b)		1,337,276	1,341,638
SoFi Consumer Loan Program Trust Series 2025-1 Class B, 5.12% 2/27/2034 (b)		239,000	242,049
SoFi Professional Loan Program Trust Series 2024-1A Class A, 6.06% 2/12/2031 (b)		132,984	133,829
SoFi Professional Loan Program Trust Series 2024-1A, 0% 2/12/2031 (b)		10,000	296,603
Soundview Home Loan Trust Series 2005-OPT3 Class M4, CME Term SOFR 1 month Index + 1.1345%, 5.0888% 11/25/2035 (c)(d)		45,000	38,186
Soundview Home Loan Trust Series 2007-NS1 Class M1, CME Term SOFR 1 month Index + 0.6395%, 4.5938% 1/25/2037 (c)		31,415	32,189
Soundview Home Loan Trust Series 2007-OPT1 Class 2A1, CME Term SOFR 1 month Index + 0.1945%, 4.1488% 6/25/2037 (c)(d)		19,281	12,760
Star Trust Series 2025-SFR5 Class D, CME Term SOFR 1 month Index + 2.45%, 6.409% 2/17/2042 (b)(c)(d)		1,083,333	1,084,007
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)		1,466,875	1,368,256
Stream Innovations Issuer Trust Series 2024-2A Class A, 5.21% 2/15/2045 (b)		3,507,203	3,557,057
Stream Innovations Issuer Trust Series 2024-2A Class C, 9.05% 2/15/2045 (b)		1,050,000	1,105,657
Stream Innovations Issuer Trust Series 2025-1A Class A, 5.05% 9/15/2045 (b)		3,821,996	3,863,816
Structured Asset Securities Corp Mortgage Loan Trust 2007-GEL2 Series 2007-GEL2 Class M1, CME Term SOFR 1 month Index + 1.1645%, 5.1188% 5/25/2037 (b)(c)		84,502	71,082
STWD LLC Series 2025-FL4 Class AS, CME Term SOFR 1 month Index + 1.7%, 5.7% 11/19/2042 (b)(c)(d)		1,035,000	1,034,997
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)		4,360,950	4,517,839
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)		8,364,510	8,459,676
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)		5,241,060	5,357,711
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)		5,247,000	5,229,724
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)		5,247,000	5,227,678
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)		2,623,500	2,607,986
Summit Issuer LLC Series 2025-1A Class A2, 5.208% 11/20/2055 (b)		488,000	492,595
Sunrun Artemis Issuer LLC Series 2024-2A Class A1, 6.25% 7/30/2059 (b)		4,879,142	4,930,401
Switch Abs Issuer LLC Series 2024-2A Class A2, 5.436% 6/25/2054 (b)		2,665,000	2,671,335
Switch Abs Issuer LLC Series 2025-1A Class A2, 5.036% 3/25/2055 (b)		3,470,000	3,433,949
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)		5,434,000	5,442,737
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (c)(d)		2,963	3,171
Terwin Mortgage Trust Series 2005-10HE Class M5, CME Term SOFR 1 month Index + 1.1345%, 5.0888% 6/25/2036 (c)		172,829	161,134
Tesla Auto Lease Trust Series 2023-B Class A4, 6.22% 3/22/2027 (b)		2,321,828	2,323,993
Tesla Sustainable Energy Trust Series 2024-1A Class A2, 5.08% 6/21/2050 (b)		3,261,199	3,272,614
Towd Point Mortgage Trust 2025-CES1 Series 2025-CES1 Class A1, 5.705% 2/25/2055 (b)		3,255,311	3,299,985
Towd Point Mortgage Trust 2025-CES2 Series 2025-CES2 Class A1, 5.348% 7/25/2065 (b)		3,686,407	3,712,182
TOWD Point Mortgage Trust Series 2024-CES1 Class A1A, 5.848% 1/25/2064 (b)		590,942	592,790
TOWD Point Mortgage Trust Series 2024-CES2 Class A1A, 6.125% 2/25/2064 (b)		452,763	455,471
TOWD Point Mortgage Trust Series 2024-CES3 Class A1, 6.29% 5/25/2064 (b)		1,335,409	1,347,521
Towd Point Mortgage Trust Series 2024-CES5 Class A1, 5.167% 9/25/2064 (b)		3,647,001	3,648,357
Towd Point Mortgage Trust Series 2024-CES5 Class A2, 5.202% 9/25/2064 (b)		3,000,000	2,986,251
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (b)		8,636,161	8,730,466
Towd Point Mortgage Trust Series 2025-CRM1 Class A1, 5.799% 1/25/2065 (b)		3,322,734	3,365,228
Towd Point Mortgage Trust Series 2025-HE2 Class A1A, 5.4218% 9/25/2065 (b)(d)		4,487,916	4,492,585
Toyota Auto Receivables 2022-D Owner Trust Series 2022-D Class A3, 5.3% 9/15/2027		1,818,976	1,827,052
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (b)		204,000	203,000
Tricon American Homes Series 2020-SFR1 Class E, 3.544% 7/17/2038 (b)		800,000	791,143
Truist Bank Series 2025-1 Class B, 4.728% 9/26/2033 (b)		427,163	427,532
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (b)		247,000	247,494
Upgrade Master Pass-Thru Trust Series 2025-ST4 Series 2025-ST4 Class A, 5.495% 8/16/2032 (b)		246,670	247,801
Upgrade Master Pass-Thru Trust Series 2025-ST5 Class B, 5.254% 9/15/2032 (b)		145,000	145,583
Upgrade Master Pass-Thru Trust Series 2025-ST7 Class A, 4.546% 11/15/2032 (b)		541,638	541,685
Upgrade Master Pass-Thru Trust Series 2025-ST7 Class B, 4.979% 11/15/2032 (b)		194,000	194,132
Upgrade Master Pass-Thru Trust Series Series 2025-ST8 Class C, 5.25% 12/15/2033 (b)		216,000	216,557
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)		35,615	35,629
UPX HIL Issuer Trust Series 2025-1 Class A, 5.16% 1/25/2047 (b)		691,910	695,948
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)		2,700,000	2,721,877
Vantage Data Centers Issuer LLC Series 2021-1A Class A2, 2.165% 10/15/2046 (b)		3,175,000	3,103,178
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (b)		1,239,016	1,260,568
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 5.8678% 8/25/2051 (b)(g)		981,382	981,200
Vista Point Securitization Trust Series 2024-CES3 Class A1, 5.679% 1/25/2055 (b)(g)		4,867,333	4,899,439
Vista Point Securitization Trust Series 2025-CES3 Class A1, 5.297% 11/25/2055 (b)		151,000	151,184
Volt C LLC Series 2021-NPL9 Class A1, 5.9918% 5/25/2051 (b)(d)		161,096	161,062
VOLT CI LLC Series 2021-NP10 Class A1, 5.9918% 5/25/2051 (b)(d)		29,940	29,929
VOLT XCV LLC Series 2021-NPL4 Class A1, 6.2396% 3/27/2051 (b)(g)		18,513	18,512
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1 Class 2A3, CME Term SOFR 1 month Index + 0.2645%, 4.3688% 1/25/2037 (c)(d)		1,534,727	700,857
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A2, CME Term SOFR 1 month Index + 0.4945%, 4.4488% 4/25/2037 (c)		2,282,123	829,346
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A3, CME Term SOFR 1 month Index + 0.25%, 4.5688% 4/25/2037 (c)(d)		2,586,728	889,976
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A4, CME Term SOFR 1 month Index + 0.36%, 4.7888% 4/25/2037 (c)(d)		1,183,610	402,025
Washington Mutural Asset-Backed Certificates Wmabs Series 2007-He1 Trust Series 2007-HE1 Class 2A1, CME Term SOFR 1 month Index + 0.2345%, 4.2255% 11/25/2036 (c)		16,515	5,198
Washington Mutural Asset-Backed Certificates Wmabs Series 2007-He1 Trust Series 2007-HE1 Class 2A2, CME Term SOFR 1 month Index + 0.4545%, 3.9891% 11/25/2036 (c)(d)		146,811	46,391
Western Funding Auto Loan Trust Series 2025-1 Class C, 5.34% 11/15/2035 (b)		1,855,000	1,881,579
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)		3,596,035	3,657,322
Westlake Automobile Receivable Tr Series 2023-4A Class D, 7.19% 7/16/2029 (b)		2,100,000	2,173,463
Westlake Automobile Receivables Trust Series 2023-3A Class C, 6.02% 9/15/2028 (b)		1,900,000	1,921,836
Westlake Automobile Receivables Trust Series 2023-3A Class D, 6.47% 3/15/2029 (b)		2,169,000	2,219,484
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)		5,224,752	5,288,973
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)		2,190,566	2,215,197
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)		3,701,633	3,731,956
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)		4,410,000	4,405,618
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)		673,992	692,576
Wingstop Funding LLC Series 2020-1A Class A2, 2.841% 12/5/2050 (b)		3,694,735	3,569,148
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028		1,665,059	1,668,619
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028		1,094,200	1,100,000
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61% 2/15/2028		1,025,652	1,029,871
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031		645,000	645,053
TOTAL UNITED STATES			1,054,911,480
TOTAL ASSET-BACKED SECURITIES (Cost $2,083,707,118)			2,112,191,093

Bank Loan Obligations - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 9/20/2030 (c)(d)(k)		220,193	219,863
Materials - 0.0%
Containers & Packaging - 0.0%
Balcan Innovations Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 10/18/2031 (c)(d)(k)(l)		134,274	106,077
TOTAL CANADA			325,940
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5724% 1/9/2032 (c)(d)(k)		180,829	181,292
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 11/30/2030 (c)(d)(k)		282,550	281,315
Financials - 0.0%
Financial Services - 0.0%
Avolon TLB Borrower 1 US LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7098% 6/22/2030 (c)(d)(k)		784,116	786,720
TOTAL IRELAND			1,068,035
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/15/2033 (c)(d)(k)(l)		247,972	243,788
Ziggo Financing Partnership Tranche I 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7056% 4/30/2028 (c)(d)(k)		37,963	37,937
			281,725
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Peer Holding III BV Tranche B5B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 0% 7/1/2031 (c)(d)(k)(l)		448,811	450,095
TOTAL NETHERLANDS			731,820
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Verisure Holding AB Tranche B 1LN, term loan 3 month EURIBOR + 2.5%, 0% 11/3/2032 (c)(d)(k)(l)	EUR	875,000	1,017,530
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (c)(d)(k)		333,308	265,813
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 10/31/2029 (c)(d)(k)		121,561	121,206
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (c)(d)(k)		4,950	4,966
Information Technology - 0.0%
Software - 0.0%
Sophos Intermediate II Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/5/2027 (c)(d)(k)(l)		99,534	99,523
TOTAL UNITED KINGDOM			225,695
UNITED STATES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.459% 7/1/2031 (c)(d)(k)		100,899	100,742
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/16/2029 (c)(d)(k)		1,591,865	1,581,327
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (c)(d)(k)		230,000	228,707
Zayo Group Holdings Inc Tranche EXCH TL 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.0302% 3/11/2030 (c)(d)(k)		56,511	53,521
			1,964,297
Entertainment - 0.0%
Showtime Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 8/16/2031 (c)(d)(k)(l)		232,806	228,149
Interactive Media & Services - 0.0%
Delivery Hero Finco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 12/12/2029 (c)(d)(k)(l)		409,708	410,392
Main Street Sports Group LLC Tranche EXIT 1LN, term loan 0% 1/2/2028 (k)(l)		233,225	150,041
			560,433
Media - 0.0%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4458% 10/28/2027 (c)(d)(k)		213,574	183,473
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2353% 12/15/2031 (c)(d)(k)		385,646	384,575
Endeavor Operating Co LLC Tranche A 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/24/2028 (c)(d)(k)(l)		106,287	106,287
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5734% 1/31/2028 (c)(d)(k)		33,570	33,537
			707,872
TOTAL COMMUNICATION SERVICES			3,460,751

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/28/2032 (c)(d)(k)		720,000	722,023
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (c)(d)(k)(l)		1,861,600	1,815,936
			2,537,959
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/23/2032 (c)(d)(k)		257,570	258,086
Red Ventures LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 3/4/2030 (c)(d)(k)		235,918	220,260
StubHub Holdco Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 3/15/2030 (c)(d)(k)(l)		155,366	151,385
			629,731
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9059% 7/31/2028 (c)(d)(k)		97,729	97,970
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 6/12/2030 (c)(d)(k)		114,583	108,303
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (c)(d)(k)		351,857	286,411
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(k)		263,211	263,869
			756,553
Hotels, Restaurants & Leisure - 0.1%
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0724% 11/1/2031 (c)(d)(k)		229,049	202,079
Dessert Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 6/9/2028 (c)(d)(k)(l)		230,713	229,476
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/29/2029 (c)(d)(k)		373,067	372,563
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7043% 11/8/2030 (c)(d)(k)		934,016	937,341
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.827% 3/15/2028 (c)(d)(k)		402,281	402,784
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (c)(d)(k)		282,859	252,845
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/3/2032 (c)(d)(k)(l)		248,826	248,826
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 3/14/2031 (c)(d)(k)		93,111	93,181
Tacala Investment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 1/31/2031 (c)(d)(k)(l)		392,458	394,036
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (c)(d)(k)		127,290	122,304
Voyager Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 7/1/2032 (c)(d)(k)(l)		381,503	381,473
			3,636,908
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (c)(d)(k)		139,295	131,053
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (c)(d)(k)		64,831	64,031
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5131% 4/15/2028 (c)(d)(k)		748,355	716,475
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1928% 9/29/2032 (c)(d)(k)		367,348	367,730
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2031 (c)(d)(k)		63,427	63,420
			1,342,709
TOTAL CONSUMER DISCRETIONARY			8,903,860

Consumer Staples - 0.0%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9853% 4/1/2032 (c)(d)(k)		140,071	140,771
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (c)(d)(k)		385,278	275,201
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.1015% 1/24/2030 (c)(d)(k)		81,092	30,055
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (c)(d)(k)		1,175,629	1,177,686
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/31/2028 (c)(d)(k)		46,557	46,636
			1,670,349
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (c)(d)(k)		605,381	595,543
United Natural Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 5/1/2031 (c)(d)(k)(l)		178,522	179,504
			775,047
Personal Care Products - 0.0%
Opal US LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3%, 6.9023% 4/23/2032 (c)(d)(k)		173,204	174,314
TOTAL CONSUMER STAPLES			2,619,710

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (c)(d)(k)		337,119	337,541
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(k)		328,350	146,490
			484,031
Financials - 0.0%
Capital Markets - 0.0%
GC Ferry Acquisition I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 8/16/2032 (c)(d)(k)(l)		122,872	122,625
GC Ferry Acquisition I Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 8/16/2032 (c)(d)(k)(l)		20,978	20,936
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (c)(d)(k)		79,800	79,700
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/18/2030 (c)(d)(k)(l)		341,196	342,104
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8224% 12/15/2031 (c)(d)(k)		262,006	259,273
Pegasus Merger Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 11/17/2028 (c)(d)(k)(l)		3,025,000	2,956,938
			3,781,576
Consumer Finance - 0.0%
Blackhawk Network Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 3/12/2029 (c)(d)(k)(l)		223,972	224,644
Financial Services - 0.0%
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 1/31/2031 (c)(d)(k)		212,179	212,497
HDI Aerospace Intermediate Holding III Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/11/2032 (c)(d)(k)(l)		233,825	233,972
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 7/31/2031 (c)(d)(k)		173,690	171,435
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 7/31/2031 (c)(d)(k)		70,000	69,891
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (c)(d)(k)		259,350	259,553
			947,348
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 11/6/2030 (c)(d)(k)		4,963	4,955
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2515% 1/30/2032 (c)(d)(k)		223,212	223,697
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 8/19/2028 (c)(d)(k)		312,446	311,761
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/20/2029 (c)(d)(k)		145,017	135,530
			675,943
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Blackstone Mortgage Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 2.6536% 4/23/2026 (c)(d)(k)		40,337	40,337
TOTAL FINANCIALS			5,669,848

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Archimedes Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/27/2032 (c)(d)(k)(l)		172,027	170,823
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 1/15/2031 (c)(d)(k)		438,900	441,314
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (c)(d)(k)		510,815	508,102
			1,120,239
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (c)(d)(i)(k)		60,143	46,911
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 8/25/2032 (c)(d)(k)		349,420	350,657
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.006% 2/22/2026 (c)(d)(i)(k)		271,963	263,805
ModivCare Inc 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 0% 1/12/2026 (c)(d)(k)(l)		426,537	174,880
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.7515% 7/1/2031 (c)(d)(k)		603,176	247,302
Pediatric Associates Holding Co LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 12/29/2028 (c)(d)(k)(l)		103,025	100,034
Star Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/27/2030 (c)(d)(k)(l)		81,471	81,565
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 6 month Index + 3.75%, 7.7935% 7/18/2031 (c)(d)(k)		409,894	343,287
			1,608,441
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (c)(d)(k)		219,450	216,487
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 5/5/2028 (c)(d)(k)		223,999	224,808
			441,295
TOTAL HEALTH CARE			3,169,975

Industrials - 0.0%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (c)(d)(k)		349,518	350,203
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 8/24/2028 (c)(d)(k)(l)		73,153	73,225
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 2/28/2031 (c)(d)(k)		179,686	179,939
			603,367
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (c)(d)(k)		64,837	64,864
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 12/21/2028 (c)(d)(k)		173,397	173,624
Action Environmental Group Inc/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 10/24/2030 (c)(d)(k)(l)		143,364	143,275
Kelso Industries LLC 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 0% 12/30/2029 (c)(d)(k)(l)		198,420	197,924
Kelso Industries LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 0% 12/30/2029 (c)(d)(k)(l)		18,064	18,019
			532,842
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (c)(d)(k)		242,550	242,121
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (c)(d)(k)		20,000	20,117
Cleanova US Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 6/14/2032 (c)(d)(k)(l)		122,555	122,555
Oregon Tool Lux LP 2LN, term loan CME Term SOFR 3 month Index + 4%, 0% 10/15/2029 (c)(d)(k)(l)		311,521	227,152
			369,824
Marine Transportation - 0.0%
Pelican Products Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.4091% 12/29/2028 (c)(d)(k)		394,605	350,709
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.5%, 5.3844% 10/20/2028 (c)(d)(k)		373,574	375,035
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (c)(d)(k)		9,900	9,967
			385,002
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 12/29/2028 (c)(d)(k)		84,260	56,445
DTI Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 4/26/2029 (c)(d)(k)(l)		102,827	95,772
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.7105% 3/6/2028 (c)(d)(k)		111,086	34,992
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5489% 3/6/2028 (c)(d)(k)		181,152	55,818
			243,027
TOTAL INDUSTRIALS			2,791,756

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Lsf12 Crown US Commercial Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/2/2031 (c)(d)(k)(l)		105,842	105,842
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0724% 10/24/2031 (c)(d)(k)		173,688	173,470
			279,312
IT Services - 0.0%
Arches Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 12/6/2027 (c)(d)(k)		107,295	107,422
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (c)(d)(k)		197,766	188,938
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6904% 2/1/2028 (c)(d)(k)		297,259	260,262
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.5015% 10/2/2031 (c)(d)(k)		74,625	72,479
Sabre GLBL Inc Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/17/2027 (c)(d)(k)(l)		23,320	22,640
Sabre GLBL Inc Tranche B-2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0697% 12/17/2027 (c)(d)(k)		15,617	15,161
Sabre GLBL Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 11/15/2029 (c)(d)(k)(l)		92,688	84,038
X Corp 1LN, term loan 9.5% 10/26/2029 (k)		458,045	453,657
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (c)(d)(k)		660,770	642,929
			1,847,526
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 12/11/2028 (c)(d)(k)		253,737	253,679
Barracuda Networks Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 8/15/2029 (c)(d)(k)(l)		111,153	93,672
EagleView Technology Corp 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% 8/14/2028 (c)(d)(k)(l)		271,061	263,862
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2032 (c)(d)(k)		121,902	119,997
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 3/1/2029 (c)(d)(k)		44,669	41,167
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (c)(d)(k)		489,883	441,673
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (c)(d)(k)		74,134	72,570
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (c)(d)(k)		203,796	191,776
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (c)(d)(k)		458,134	457,466
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (c)(d)(k)(l)		155,000	155,595
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 8/31/2028 (c)(d)(k)		193,562	194,305
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9157% 4/5/2030 (c)(d)(k)		561,335	484,995
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (k)		49,963	51,337
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (c)(d)(k)		24,938	24,078
			2,846,172
Technology Hardware, Storage & Peripherals - 0.0%
Xerox Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/19/2029 (c)(d)(k)(l)		652,556	589,036
TOTAL INFORMATION TECHNOLOGY			5,562,046

Materials - 0.0%
Chemicals - 0.0%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/15/2032 (c)(d)(k)		160,000	154,400
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (c)(d)(k)		193,107	171,419
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (c)(d)(k)		193,446	188,045
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (c)(d)(k)		144,570	110,379
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (c)(d)(k)		270,030	266,036
Technimark Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/14/2031 (c)(d)(k)(l)		568,702	557,090
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (c)(d)(k)		165,000	122,887
			1,570,256
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.0907% 4/13/2029 (c)(d)(k)		100,000	99,575
TOTAL MATERIALS			1,669,831

Real Estate - 0.0%
Health Care REITs - 0.0%
Healthpeak OP LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0.85%, 0% 2/22/2027 (c)(d)(i)(k)(l)		225,641	222,821
Healthpeak OP LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0.85%, 0% 8/20/2027 (c)(d)(i)(k)(l)		225,641	222,820
			445,641
Utilities - 0.0%
Electric Utilities - 0.0%
Edgewater Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 8/1/2030 (c)(d)(k)(l)		54,547	54,720
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.593% 4/16/2031 (c)(d)(k)		19,949	19,974
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 12/20/2030 (c)(d)(k)		414,661	416,259
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.984% 1/27/2031 (c)(d)(k)		183,517	183,679
			674,632
Independent Power and Renewable Electricity Producers - 0.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 9/30/2031 (c)(d)(k)		426,743	427,366
Calpine Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 1/31/2031 (c)(d)(k)(l)		362,353	362,045
Calpine Corp Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 2/15/2032 (c)(d)(k)(l)		330,486	330,228
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (c)(d)(k)		67,126	67,406
			1,187,045
TOTAL UTILITIES			1,861,677

TOTAL UNITED STATES			36,639,126
TOTAL BANK LOAN OBLIGATIONS (Cost $41,520,316)			40,455,251

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA 4.65% 9/13/2028	500,000	507,567
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	3,503,000	3,624,810
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,533,000	2,767,562

TOTAL BANK NOTES (Cost $6,381,414)		6,899,939

Collateralized Mortgage Obligations - 2.4%
		Principal Amount (a)	Value ($)
BERMUDA - 0.0%
Bellemeade Re Ltd Series 2024-1 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.15%, 6.2218% 8/25/2034 (b)(c)(d)		1,713,686	1,717,256
IRELAND - 0.0%
Kinbane DAC Series 2025-RPL2A Class A, 1 month EURIBOR + 1.1%, 2.99% 8/24/2075 (b)(c)(d)	EUR	2,300,000	2,665,352
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 2.99% 1/24/2063 (b)(c)	EUR	2,000,759	2,320,458
TOTAL IRELAND			4,985,810
ITALY - 0.0%
Miltonia Mortgage Finance Srl Series 2024-1 Class B, 3 month EURIBOR + 1.3%, 3.365% 4/28/2062 (c)(e)	EUR	100,000	115,896
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.059% 5/26/2066 (b)(c)(d)	EUR	2,799,758	3,253,316
UNITED KINGDOM - 0.0%
Atlas Funding PLC Series 2025-2 Class E, SONIA Overnight Deposit Rates SWAP + 3.07%, 7.0427% 7/20/2067 (c)(e)	GBP	100,000	132,195
Atlas Funding PLC Series 2025-2 Class X1, SONIA Overnight Deposit Rates SWAP + 2.97%, 6.9427% 7/20/2067 (c)(d)(e)	GBP	108,000	142,917
Bletchley Park Funding PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 1.88%, 5.8496% 1/27/2070 (c)(d)(e)	GBP	100,000	133,327
Bletchley Park Funding PLC Series 2025-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.38%, 7.3496% 1/27/2070 (c)(d)(e)	GBP	100,000	133,143
Braccan Mortgage Funding Series 2024-1 Class X, SONIA Overnight Deposit Rates SWAP + 4.34%, 8.3121% 2/15/2067 (c)(d)(e)	GBP	266,218	354,907
Castell PLC Series 2025-1 Class X1, SONIA Overnight Deposit Rates SWAP + 4.15%, 8.1252% 1/27/2062 (c)(d)(e)	GBP	69,792	92,450
Cheshire PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.35%, 5.3393% 6/28/2048 (c)(e)	GBP	100,000	132,291
East One PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.9%, 5.8721% 2/25/2058 (c)(e)	GBP	100,000	132,005
Edenbrook Mortgage Funding PLC Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 5.9324% 3/22/2057 (c)(e)	GBP	99,231	133,066
Elstree PLC Series 2025-252-1ST Class E, SONIA Overnight Deposit Rates SWAP + 2.88%, 6.8504% 10/21/2065 (c)(e)	GBP	100,000	131,146
Meridian Funding PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 2.05%, 6.0207% 2/20/2068 (c)(e)	GBP	100,000	131,666
Meridian Funding PLC Series 2025-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.25%, 7.2207% 2/20/2068 (c)(e)	GBP	100,000	131,506
Towd Point Mortgage Trust Series 2024-GR6A Class A1, SONIA Overnight Deposit Rates SWAP + 0.925%, 4.9134% 7/20/2053 (b)(c)	GBP	336,062	445,101
TOTAL UNITED KINGDOM			2,225,720
UNITED STATES - 2.4%
A&D Mortgage Trust Series 2023-NQM5 Class A1, 7.049% 11/25/2068 (b)		278,974	282,539
A&D Mortgage Trust Series 2024-NQM5 Class A1, 5.699% 11/25/2069 (b)		587,165	591,316
A&D Mortgage Trust Series 2024-NQM5 Class M1, 6.516% 11/25/2069 (b)		638,000	642,697
Abl 2025-Rtl1 Series 2025-RTL1 Class A1, 6.04% 6/25/2030 (b)(g)		675,000	680,495
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (b)		3,561,514	3,588,279
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)		1,233,537	1,104,721
Alternative Loan Trust Series 2004-22CB Class 1A1, 6% 10/25/2034		4,942	5,060
Alternative Loan Trust Series 2004-J13 Class B, CME Term SOFR 1 month Index + 2.7395%, 6.6938% 2/25/2035 (c)		869,747	800,131
Alternative Loan Trust Series 2005-11CB Class 2A6, 5.5% 6/25/2025		18,519	14,986
Alternative Loan Trust Series 2005-23CB Class A2, 5.5% 7/25/2035		3,258	2,644
Alternative Loan Trust Series 2005-29CB Class A6, 5.5% 7/25/2035		77,347	42,923
Alternative Loan Trust Series 2005-31 Class 1A1, CME Term SOFR 1 month Index + 0.6745%, 4.6288% 8/25/2035 (c)		1,058,007	970,387
Alternative Loan Trust Series 2005-42CB Class A1, CME Term SOFR 1 month Index + 0.7945%, 4.7488% 10/25/2035 (c)(d)		1,090,570	586,112
Alternative Loan Trust Series 2005-42CB Class A2, CME Term SOFR 1 month Index + 0.7645%, 4.7188% 10/25/2035 (c)(d)		825,773	442,314
Alternative Loan Trust Series 2005-54CB Class 1A11, 5.5% 11/25/2035		13,096	9,953
Alternative Loan Trust Series 2005-55CW Class 2A3, CME Term SOFR 1 month Index + 0.4645%, 4.6224% 11/25/2035 (c)(d)		135,181	97,281
Alternative Loan Trust Series 2005-59 Class 1A1, CME Term SOFR 1 month Index + 0.66%, 4.7343% 11/20/2035 (c)(d)		23,914	22,641
Alternative Loan Trust Series 2005-86CB Class A11, 5.5% 2/25/2036		8,260	4,696
Alternative Loan Trust Series 2006-28CB Class A14, 6.25% 10/25/2036		45,713	21,300
Alternative Loan Trust Series 2006-J4 Class 2A1, 6% 7/25/2036		223,464	123,145
Alternative Loan Trust Series 2006-OC1 Class 1A1, CME Term SOFR 1 month Index + 0.5745%, 4.5288% 3/25/2036 (c)		39,300	39,986
Alternative Loan Trust Series 2007-OA10 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 9/25/2047 (c)(d)		4,611,922	658,848
Alternative Loan Trust Series 2007-OH3 Class A1B, CME Term SOFR 1 month Index + 0.5545%, 4.5088% 9/25/2047 (c)		1,469,758	1,332,086
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/2066 (b)		2,755,345	2,367,940
Angel Oak Mortgage Trust Series 2023-1 Class A1, 4.75% 9/26/2067 (b)		906,823	903,396
Angel Oak Mortgage Trust Series 2023-7 Class A1, 4.8% 11/25/2067 (b)		423,557	422,622
Angel Oak Mortgage Trust Series 2024-1 Class A1, 5.21% 8/25/2068 (b)		63,351	63,393
Angel Oak Mortgage Trust Series 2024-10 Class A1, 5.348% 10/25/2069 (b)		529,465	532,718
Angel Oak Mortgage Trust Series 2024-11 Class A1, 5.7% 8/25/2069 (b)		1,009,707	1,019,581
Angel Oak Mortgage Trust Series 2024-4 Class A1, 6.197% 1/25/2069 (b)		330,575	335,066
Angel Oak Mortgage Trust Series 2025-1 Class A1, 5.691% 1/25/2070 (b)		555,678	560,580
Angel Oak Mortgage Trust Series 2025-2 Class A1, 5.637% 2/25/2070 (b)		1,323,839	1,334,515
Angel Oak Mortgage Trust Series 2025-8 Class A1, 5.41% 7/25/2070 (b)(g)		619,138	624,188
Angel Oak Mtg Tr 2024-8 Series 2024-8 Class A1, 5.338% 5/27/2069 (b)		1,887,904	1,897,995
Atlx Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (b)		10,631,398	10,399,701
ATXL Trust Series 2024-RPL1 Class A1, 3.85% 4/25/2064 (b)		2,677,287	2,621,942
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/2048		265	234
Banc of America Alternative Loan Trust Series 2006-7 Class A4, 6.4983% 10/25/2036 (g)		66,286	17,825
Banc of America Funding Trust Series 2005-5 Class 3A5, 5.5% 8/25/2035		13,240	13,005
Banc of America Funding Trust Series 2005-7 Class 30PO, 0% 11/25/2035 (i)(j)		528	475
Banc of America Funding Trust Series 2007-1 Class 1A6, 5.75% 1/25/2037		910	788
Banc of America Funding Trust Series 2007-3 Class TA8, CME Term SOFR 1 month Index + 0.2945%, 4.2488% 4/25/2037 (c)(d)		1,180,010	967,121
Banc of America Funding Trust Series 2015-R3 Class 1A2, 2.2461% 3/27/2036 (b)(d)		291,527	243,623
Bank of America Mortgage Trust Series 2003-8 Class 1CB1, 5.5% 10/25/2033		134,912	135,871
Bank of America Mortgage Trust Series 2004-F Class 1A1, 5.8339% 7/25/2034 (d)		1,041	1,005
Barclays Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.664% 1/25/2065 (b)		2,744,277	2,777,849
Barclays Mortgage Loan Trust Series 2025-NQM3 Class B1, 7.6054% 5/25/2065 (b)(d)		111,000	112,967
BCAP LLC Trust Series 2010-RR4 Class 31A6, 5.9529% 1/26/2037 (b)(d)		2,484,195	1,887,928
Bear Stearns Alt-A Trust Series 2007-1 Class 21A1, 4.7411% 1/25/2047 (d)		179,148	86,558
Bear Stearns ARM Trust Series 2003-7 Class 3A, 6.8635% 10/25/2033 (d)		242	243
Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 Class 1A1, CME Term SOFR 1 month Index + 0.4645%, 4.4188% 3/25/2036 (c)(d)		122,874	30,543
Bear Stearns Asset Backed Securities I Trust Series 2006-IM1 Class A3, CME Term SOFR 1 month Index + 0.6745%, 4.6288% 4/25/2036 (c)		573,210	538,862
Bear Stearns Trust Series 2004-8 Class M2, CME Term SOFR 1 month Index + 1.8395%, 5.7938% 9/25/2034 (c)		986,779	967,499
Binom Securitization Trust Series 2022-INV1 Class A1, 4.441% 8/25/2057 (b)		714,390	706,124
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)		3,312,795	3,118,256
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(d)		1,616,576	1,632,081
BRAVO Residential Funding Trust 2025-NQM4 Series 2025-NQM4 Class A2, 5.816% 2/25/2065 (b)(d)		6,722,436	6,785,377
Bravo Residential Funding Trust 2025-Nqm6 Series 2025-NQM6 Class A1, 5.333% 6/25/2065 (b)		3,397,442	3,422,797
Bravo Residential Funding Trust Series 2021-NQM1 Class B1, 3.172% 2/25/2049 (b)		491,388	433,064
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)		5,896,156	5,470,623
Bravo Residential Funding Trust Series 2023-NQM6 Class A2, 6.956% 9/25/2063 (b)		643,256	648,555
Bravo Residential Funding Trust Series 2023-NQM6 Class B1, 7.9782% 9/25/2063 (b)(d)		231,000	232,442
BRAVO Residential Funding Trust Series 2024-NQM1 Class B1, 8.042% 12/1/2063 (b)		100,000	101,374
Bravo Residential Funding Trust Series 2024-NQM3 Class B1, 8.1% 3/25/2064 (b)		150,000	152,557
Bravo Residential Funding Trust Series 2025-NQM2 Class A1, 5.678% 11/25/2064 (b)(d)		4,443,580	4,486,467
Bravo Residential Funding Trust Series 2025-NQM2 Class A1, 5.79% 6/25/2070 (b)(d)		478,658	483,851
CAFL Issuer LLC Series 2024-RTL1 Class A1, 6.749% 11/28/2031 (b)(g)		1,307,000	1,318,458
Cascade MH Asset Trust Series 2022-MH1 Class M, 4.25% 8/25/2054 (b)(g)		401,577	326,402
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)		1,433,038	1,415,054
CFMT LLC Series 2024-HB14 Class M3, 3% 6/25/2034 (b)(d)		104,000	99,460
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)		705,642	702,644
CFMT LLC Series 2024-HB15 Class M2, 4% 8/25/2034 (b)		121,000	118,037
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (b)		275,861	271,707
CFMT LLC Series 2024-R1 Class A2, 4% 10/25/2054 (b)		150,000	144,288
Chase Home Lending Mortgage Trust Series 2024-7 Class A11, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.3718% 6/25/2055 (b)(c)(d)		3,737,072	3,749,117
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A, 3.25% 8/25/2064 (b)(d)		3,491,542	3,155,779
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A, 3.25% 9/25/2064 (b)		1,884,456	1,705,343
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (b)		10,236,508	9,334,947
Chase Mortgage Finance Trust Series Series 2007-A1 Class 3A1, 5.7204% 2/25/2037 (d)		298,237	288,749
Chase Mortgage Finance Trust Series Series 2007-A2 Class 2A1, 6.08% 6/25/2035 (d)		5,322	5,232
Chase Mortgage Finance Trust Series Series 2007-S5 Class 1A10, 6% 7/25/2037		2,467,335	1,042,708
CHL Mortgage Pass-Through Trust Series 2006-17 Class A6, 6% 12/25/2036		14,022	5,934
CHL Mortgage Pass-Through Trust Series 2007-16 Class A1, 6.5% 10/25/2037		213,988	83,909
CHL Mortgage Pass-Through Trust Series 2007-3 Class A17, 6% 4/25/2037		962,615	433,318
CHL Mortgage Pass-Through Trust Series 2007-4 Class 1A47, 6% 5/25/2037		733,883	310,202
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A12, 5.875% 1/25/2038		844,310	339,314
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A24, 6% 1/25/2038		261,187	107,200
CHL Mortgage Pass-Through Trust Series 2007-9 Class A1, 5.75% 7/25/2037		52,572	23,589
CHL Mortgage Pass-Through Trust Series 2007-9 Class A11, 5.75% 7/25/2037		28,756	12,902
CHL Mortgage Pass-Through Trust Series 2007-J1 Class 2A1, 6% 2/25/2037		279,080	97,348
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/2051 (b)		4,193,135	3,782,796
CIM Trust Series 2021-R1 Class A2, 2.4% 8/25/2056 (b)		3,378,432	3,140,638
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (b)		885,200	824,546
CIM Trust Series 2021-R4 Class A1A, 2% 5/1/2061 (b)		4,722,828	4,401,287
CIM Trust Series 2021-R5 Class A1A, 2% 8/25/2061 (b)(d)		4,948,161	4,427,257
CIM Trust Series 2024-R1 Class A1, 4.75% 6/25/2064 (b)		7,157,686	7,193,887
CIM Trust Series 2025-I1 Class A1, 5.655% 10/25/2069 (b)		4,374,789	4,424,684
CIM Trust Series 2025-I1 Class M1, 6.441% 10/25/2069 (b)(d)		690,000	701,207
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (b)		4,935,991	4,912,893
Citigroup Mortgage Loan Trust Series 2004-HYB4 Class AA, CME Term SOFR 1 month Index + 0.4445%, 4.3988% 12/25/2034 (c)(d)		426	402
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 6.4093% 8/25/2034 (d)		687	666
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/2035		761,957	735,216
Citigroup Mortgage Loan Trust Series 2007-6 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 5/25/2037 (c)(d)		66,121	63,771
Citigroup Mortgage Loan Trust Series 2009-12 Class 5A2, 4.3155% 7/25/2037 (b)(d)		355,468	158,872
Citigroup Mortgage Loan Trust Series 2024-1 Class A11, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 7/25/2054 (b)(c)(d)		4,067,498	4,081,417
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A1, 4.1% 2/25/2063 (b)		6,733,162	6,499,908
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A2, 4.2294% 2/25/2063 (b)(d)		593,449	533,064
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B1, 4.2294% 2/25/2063 (b)(d)		179,547	140,938
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B2, 0% 2/25/2063 (b)(d)		64,822	48,273
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B3, 0% 2/25/2063 (b)(d)(j)		164,547	22,047
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B4, 0% 2/25/2063 (b)(d)(j)		298,036	26,672
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M1, 4.2294% 2/25/2063 (b)(d)		398,943	342,210
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M2, 4.2294% 2/25/2063 (b)(d)		304,204	248,990
Citigroup Mortgage Loan Trust Series 2024-RP2 Class SA, 0% 2/25/2063 (b)(d)(i)		8,501	8,246
Citigroup Mortgage Loan Trust Series 2024-RP2 Class X, 0% 2/25/2063 (b)(d)(h)(i)		8,736,709	5,241
Citigroup Mortgage Loan Trust Series 2025-RP1 Class A1, 4.0195% 1/25/2064 (b)(d)		8,716,998	8,272,925
Citigroup Mortgage Loan Trust Series 2025-RP1 Class A2, 4.0195% 1/25/2064 (b)(d)		404,415	308,253
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B1, 4.0195% 1/25/2064 (b)(d)		161,766	98,900
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B2, 4.0195% 1/25/2064 (b)(d)		102,463	54,716
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B3, 4.0201% 1/25/2064 (b)(d)(i)		129,413	59,223
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B4, 0% 1/25/2064 (b)(d)(i)		123,021	44,194
Citigroup Mortgage Loan Trust Series 2025-RP1 Class M1, 4.0195% 1/25/2064 (b)(d)		345,112	249,712
Citigroup Mortgage Loan Trust Series 2025-RP1 Class M2, 4.0195% 1/25/2064 (b)(d)		215,665	142,752
Citigroup Mortgage Loan Trust Series 2025-RP1 Class SA, 0% 1/25/2064 (b)(d)		18,854	16,685
Citigroup Mortgage Loan Trust Series 2025-RP1 Class X, 0% 1/25/2064 (b)(d)(i)		10,199,277	1,020
CitiMortgage Alternative Loan Trust Series 2007-A6 Class 1A21, 5.5% 6/25/2037		129,381	108,037
Colt Mortgage Loan Trust Series 2022-1 Class B2, 4.1476% 12/27/2066 (b)(d)		152,000	135,372
Colt 2023-1 Mortgage Loan Trust Series 2023-1 Class B1, 7.9936% 4/25/2068 (b)(d)		288,000	289,400
COLT 2023-2 Mortgage Loan Trust Series 2023-2 Class B1, 7.9442% 7/25/2068 (b)(d)		1,738,000	1,746,008
Colt 2023-3 Mortgage Loan Trust Series 2023-3 Class B1, 7.8067% 9/25/2068 (b)(d)		1,283,000	1,291,447
COLT Mortgage Loan Trust Series 2021-5 Class A1, 1.726% 11/26/2066 (b)		325,470	297,256
COLT Mortgage Loan Trust Series 2024-3 Class A1, 6.393% 6/25/2069 (b)		1,536,675	1,559,055
COLT Mortgage Loan Trust Series 2024-6 Class A1, 5.39% 11/25/2069 (b)		760,849	765,665
COLT Mortgage Loan Trust Series 2024-INV2 Class A1, 6.421% 5/25/2069 (b)(g)		750,366	761,480
COLT Mortgage Loan Trust Series 2025-11 Class A1, 5.053% 11/25/2070 (b)(d)		520,459	521,979
COLT Mortgage Loan Trust Series 2025-7 Class A1, 5.47% 6/25/2070 (b)(g)		640,413	645,309
COLT Mortgage Loan Trust Series 2025-8 Class A1, 5.48% 8/25/2070 (b)		354,727	357,789
Connecticut Avenue Securities Trust Series 2019-R07 Class 1B1, U.S. 30-Day Avg. SOFR Index + 3.5145%, 7.5863% 10/25/2039 (b)(c)(d)		2,781,483	2,835,311
Connecticut Avenue Securities Trust Series 2022-R03 Class 1B1, U.S. 30-Day Avg. SOFR Index + 6.25%, 10.3218% 3/25/2042 (b)(c)(d)		130,000	138,636
Connecticut Avenue Securities Trust Series 2022-R08 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.6%, 9.6718% 7/25/2042 (b)(c)(d)		1,500,000	1,602,104
Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1, U.S. 30-Day Avg. SOFR Index + 2.4%, 6.4718% 12/25/2042 (b)(c)(d)		591,505	604,070
Connecticut Avenue Securities Trust Series 2023-R06 Class 1M2, U.S. 30-Day Avg. SOFR Index + 2.7%, 6.7718% 7/25/2043 (b)(c)(d)		2,500,000	2,570,017
Connecticut Avenue Securities Trust Series 2024-R05 Class 2M2, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.7718% 7/25/2044 (b)(c)(d)		250,000	250,303
Countrywide Home Loans Inc Series 2003-J3 Class 2A1, 6.25% 12/25/2033		273	279
Countrywide Home Loans Inc Series 2004-3 Class A25, 5.75% 4/25/2034		1,503	1,463
Countrywide Home Loans Inc Series 2004-5 Class 2A9, 5.25% 5/25/2034		1,640	1,602
Countrywide Home Loans Inc Series 2005-22 Class 2A1, 4.8857% 11/25/2035 (d)		3,664	3,075
Countrywide Home Loans Inc Series 2005-R1 Class 1AF2, CME Term SOFR 1 month Index + 0.4745%, 4.4288% 3/25/2035 (b)(c)(d)		844,583	822,860
Countrywide Home Loans Inc Series 2005-R2 Class 1AF1, CME Term SOFR 1 month Index + 0.34%, 4.4088% 6/25/2035 (b)(c)(d)		32,799	30,786
Countrywide Home Loans Inc Series 2006-OA2 Class A5, CME Term SOFR 1 month Index + 0.5745%, 4.5343% 5/20/2046 (c)(d)		532,945	469,689
Countrywide Home Loans Inc Series 2007-11 Class A1, 6% 8/25/2037		1,420,016	574,118
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.728% 10/25/2061 (b)(d)		6,738,887	5,640,985
Cross Mortgage Trust Series 2023-H2 Class A1A, 7.135% 11/25/2068 (b)(g)		70,170	71,131
Cross Mortgage Trust Series 2024-H2 Class A1, 6.093% 4/25/2069 (b)		640,270	647,088
Cross Mortgage Trust Series 2024-H3 Class A1, 6.272% 6/25/2069 (b)		835,700	846,848
Cross Mortgage Trust Series 2024-H4 Class A1, 6.147% 7/25/2069 (b)(d)		1,703,494	1,726,604
Cross Mortgage Trust Series 2024-H7 Class A1, 5.585% 11/25/2069 (b)(d)		1,323,574	1,335,810
Cross Mortgage Trust Series 2025-H1 Class A1, 5.735% 2/25/2070 (b)(d)		1,426,390	1,440,684
Cross Mortgage Trust Series 2025-H1 Class M1, 6.48% 2/25/2070 (b)		162,000	164,184
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(d)		2,812,280	2,840,289
Cross Mortgage Trust Series 2025-H8 Class A1A, 5.003% 11/25/2070 (b)		398,287	399,052
CSMC 2021-RPL4 Trust Series 2021-RPL4 Class A1, 4.1392% 12/27/2060 (b)(d)		3,440,917	3,443,864
CSMC 2022-ATH3 Series 2022-ATH3 Class B1, 7.1% 8/25/2067 (b)		173,000	172,207
CSMC Mortgage-Backed Trust Series 2006-4 Class 4A1, 7% 5/25/2036		345,738	86,562
CSMC Mortgage-Backed Trust Series 2006-6 Class 1A8, 6% 7/25/2036		1,909,941	843,793
CSMC Series 2014-10R Class 5A2, 7.4602% 5/27/2036 (b)(d)(i)		196,338	66,118
CSMC Trust Series 2005-10 Class 10A4, 6% 11/25/2035		5,851	1,357
CSMC Trust Series 2005-10 Class 6A13, 5.5% 11/25/2035		5,007	1,723
CSMC Trust Series 2005-12 Class 2A1, 6.5% 1/25/2036		1,799,611	930,832
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.643% 5/27/2037 (b)(c)(d)		37,347	37,192
CSMC Trust Series 2015-6R Class 5A2, CME Term SOFR 1 month Index + 0.2945%, 3.2286% 3/27/2036 (b)(c)(d)		56,192	48,402
CSMC Trust Series 2021-NQM8 Class A1, 2.841% 10/25/2066 (b)(d)		7,572,324	7,016,374
CSMC Trust Series 2021-RP11 Class CERT, 3.7778% 10/27/2061 (b)		285,051	224,727
CSMC Trust Series 2021-RPL2 Class A1, 2% 1/25/2060 (b)		5,578,084	4,948,102
CSMC Trust Series 2022-NQM3 Class A1B, 4.265% 3/25/2067 (b)		146,000	147,208
CSMC Trust Series 2022-NQM6 Class PT, 8.6526% 12/25/2067 (b)(d)		497,405	495,907
CSMC Trust Series 2022-RPL1 Class A1, 4.15% 4/25/2061 (b)(d)		5,699,127	5,429,915
CSMC Trust Series 2022-RPL1 Class PT, 4.5662% 4/25/2061 (b)(d)		7,297,671	6,595,113
CSMCM Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/2061 (b)		306,745	258,488
CWALT, Inc. Alternative Loan Trust Series 2006-OA17 Class 1A1D, CME Term SOFR 1 month Index + 0.4045%, 4.3643% 12/20/2046 (c)		847,878	774,760
CWALT, Inc. Alternative Loan Trust Series 2006-OC10 Class 2A3, CME Term SOFR 1 month Index + 0.46%, 4.5288% 11/25/2036 (c)(d)		2,195,534	1,975,865
CWALT, Inc. Alternative Loan Trust Series 2006-OC7 Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 7/25/2046 (c)		561,343	517,700
Deephaven Residential Mortgage Trust Series 2022-2 Class M1, 4.3031% 3/25/2067 (b)(d)		100,000	90,431
Deephaven Residential Mortgage Trust Series 2022-3 Class M1, 5.2738% 7/25/2067 (b)(d)		200,000	199,305
Deephaven Residential Mortgage Trust Series 2024-1 Class A1, 5.735% 7/25/2069 (b)		581,386	586,647
Deephaven Residential Mortgage Trust Series 2025-INV1 Class A1, 5.087% 11/25/2060 (b)(d)		458,607	459,283
Deephaven Residential Mortgage Trust Series 2025-INV1 Class B1, 6.68% 11/25/2060 (b)		100,000	100,320
Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1 Class CWA1, 6% 6/25/2035 (b)(d)		60,910	30,765
Easy Street Mortgage Loan Trust Series 2025-RTL2 Class A1, 5.606% 10/25/2040 (b)(d)		173,000	173,467
Efmt 2025-Nqm2 Series 2025-NQM2 Class A1, 5.596% 6/25/2070 (b)		5,394,245	5,443,114
EFMT Series 2024-NQM1 Class A1A, 5.708% 11/25/2069 (b)		1,086,095	1,097,704
EFMT Series 2025-INV1 Class A1, 5.626% 3/25/2070 (b)(d)		356,174	359,442
EFMT Series 2025-INV2 Class A1, 5.387% 5/26/2070 (b)		1,153,350	1,160,744
EFMT Series 2025-INV3 Class A1, 5.444% 7/25/2070 (b)		4,339,785	4,374,981
EFMT Series 2025-NQM5 Class A1, 5.033% 11/25/2070 (b)(d)		380,261	380,336
Ellington Financial Mortgage Trust Series 2022-4 Class B2, 5.8915% 9/25/2067 (b)(d)		111,000	108,161
Fannie Mae Guaranteed REMIC Series 1999-47 Class JZ, 8% 9/18/2029		612	626
Fannie Mae Guaranteed REMIC Series 2000-8 Class Z, 7.5% 2/20/2030		704	737
Fannie Mae Guaranteed REMIC Series 2001-14 Class Z, 6% 5/25/2031		427	438
Fannie Mae Guaranteed REMIC Series 2001-16 Class Z, 6% 5/25/2031		465	478
Fannie Mae Guaranteed REMIC Series 2001-36 Class ST, 8.3855% - U.S. 30-Day Avg. SOFR Index 4.3137% 11/25/2030 (d)(h)		988	90
Fannie Mae Guaranteed REMIC Series 2001-72 Class SB, 7.3855% - U.S. 30-Day Avg. SOFR Index 3.3137% 12/25/2031 (d)(h)		2,512	195
Fannie Mae Guaranteed REMIC Series 2001-81 Class HE, 6.5% 1/25/2032		4,591	4,773
Fannie Mae Guaranteed REMIC Series 2001-T12 Class IO, 0.4971% 8/25/2041 (d)(h)		144,196	808
Fannie Mae Guaranteed REMIC Series 2001-W3 Class A, 7% 9/25/2041 (d)		2,336	2,321
Fannie Mae Guaranteed REMIC Series 2002-19 Class SC, U.S. 30-Day Avg. SOFR Index x 13.9747%, 6.7261% 3/17/2032 (c)(d)		14	13
Fannie Mae Guaranteed REMIC Series 2002-56 Class PE, 6% 9/25/2032		6,161	6,387
Fannie Mae Guaranteed REMIC Series 2002-86 Class PG, 6% 12/25/2032		4,400	4,555
Fannie Mae Guaranteed REMIC Series 2002-T16 Class A2, 7% 7/25/2042		8,020	8,436
Fannie Mae Guaranteed REMIC Series 2002-T4 Class A2, 7% 12/25/2041		4,336	4,501
Fannie Mae Guaranteed REMIC Series 2002-T4 Class A4, 9.5% 12/25/2041		7,445	8,181
Fannie Mae Guaranteed REMIC Series 2002-T4 Class IO, 0.3986% 12/25/2041 (d)(h)		365,065	2,157
Fannie Mae Guaranteed REMIC Series 2002-W10 Class IO, 0.8994% 8/25/2042 (d)(h)		30,768	296
Fannie Mae Guaranteed REMIC Series 2002-W7 Class IO1, 0.8627% 6/25/2029 (d)(h)		54,871	680
Fannie Mae Guaranteed REMIC Series 2003-130 Class HZ, 6% 1/25/2034		110,201	115,461
Fannie Mae Guaranteed REMIC Series 2003-47 Class PE, 5.75% 6/25/2033		3,654	3,774
Fannie Mae Guaranteed REMIC Series 2003-64 Class SX, U.S. 30-Day Avg. SOFR Index x 13.4638%, 2.9425% 7/25/2033 (c)(d)		232	232
Fannie Mae Guaranteed REMIC Series 2003-W3 Class 2A5, 5.356% 6/25/2042		155	158
Fannie Mae Guaranteed REMIC Series 2003-W6 Class 1A41, 5.398% 10/25/2042		1,741	1,755
Fannie Mae Guaranteed REMIC Series 2004-72 Class F, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.6863% 9/25/2034 (c)(d)		487	487
Fannie Mae Guaranteed REMIC Series 2004-T1 Class 1A1, 6% 1/25/2044		2,868	2,937
Fannie Mae Guaranteed REMIC Series 2004-T2 Class 1A3, 7% 11/25/2043		2,164	2,216
Fannie Mae Guaranteed REMIC Series 2004-T2 Class 1A4, 7.5% 11/25/2043		2,286	2,317
Fannie Mae Guaranteed REMIC Series 2004-T3 Class 1IO4, 0.6081% 2/25/2044 (d)(h)		53,397	274
Fannie Mae Guaranteed REMIC Series 2004-W11 Class 1IO1, 0.3459% 5/25/2044 (d)(h)		179,187	1,251
Fannie Mae Guaranteed REMIC Series 2004-W2 Class 1A, 6% 2/25/2044		1,748	1,787
Fannie Mae Guaranteed REMIC Series 2004-W2 Class 2A2, 7% 2/25/2044		416	432
Fannie Mae Guaranteed REMIC Series 2004-W8 Class 3A, 7.5% 6/25/2044		833	861
Fannie Mae Guaranteed REMIC Series 2004-W9 Class 1A3, 6.05% 2/25/2044		3,839	3,969
Fannie Mae Guaranteed REMIC Series 2005-19 Class PB, 5.5% 3/25/2035		20,820	21,352
Fannie Mae Guaranteed REMIC Series 2005-51 Class MO, 0% 6/25/2035 (j)		469	350
Fannie Mae Guaranteed REMIC Series 2005-53 Class CS, 6.5855% - U.S. 30-Day Avg. SOFR Index 2.5137% 6/25/2035 (d)(h)		2,716	193
Fannie Mae Guaranteed REMIC Series 2005-72 Class WS, 6.6355% - U.S. 30-Day Avg. SOFR Index 2.5637% 8/25/2035 (d)(h)		1,042	71
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035		117,040	118,792
Fannie Mae Guaranteed REMIC Series 2005-84 Class XM, 5.75% 10/25/2035		627	650
Fannie Mae Guaranteed REMIC Series 2005-W4 Class 1A1, 6% 8/25/2045		1,600	1,645
Fannie Mae Guaranteed REMIC Series 2006-20 Class IB, 6.4755% - U.S. 30-Day Avg. SOFR Index 2.4037% 4/25/2036 (d)(h)		2,586	250
Fannie Mae Guaranteed REMIC Series 2006-27 Class OB, 0% 4/25/2036 (j)		11,137	9,364
Fannie Mae Guaranteed REMIC Series 2006-77 Class PC, 6.5% 8/25/2036		1,180	1,230
Fannie Mae Guaranteed REMIC Series 2006-9 Class KZ, 6% 3/25/2036		2,658	2,760
Fannie Mae Guaranteed REMIC Series 2007-54 Class IB, 6.2955% - U.S. 30-Day Avg. SOFR Index 2.2237% 6/25/2037 (d)(h)		43,795	4,038
Fannie Mae Guaranteed REMIC Series 2007-71 Class GZ, 6% 7/25/2047		1,574	1,645
Fannie Mae Guaranteed REMIC Series 2008-62 Class SM, 6.0855% - U.S. 30-Day Avg. SOFR Index 2.0137% 7/25/2038 (d)(h)		8,614	858
Fannie Mae Guaranteed REMIC Series 2008-91 Class SI, 5.8855% - U.S. 30-Day Avg. SOFR Index 1.8137% 3/25/2038 (d)(h)		4,426	162
Fannie Mae Guaranteed REMIC Series 2009-112 Class ST, 6.1355% - U.S. 30-Day Avg. SOFR Index 2.0637% 1/25/2040 (d)(h)		4,707	451
Fannie Mae Guaranteed REMIC Series 2009-112 Class SW, 6.1355% - U.S. 30-Day Avg. SOFR Index 2.0637% 1/25/2040 (d)(h)		3,094	296
Fannie Mae Guaranteed REMIC Series 2009-52 Class PI, 5% 7/25/2039 (h)		2,676	367
Fannie Mae Guaranteed REMIC Series 2010-10 Class NT, 5% 2/25/2040		11,409	11,604
Fannie Mae Guaranteed REMIC Series 2010-129 Class PZ, 4.5% 11/25/2040		36,724	34,760
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040		385,201	371,706
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041		481,344	477,076
Fannie Mae Guaranteed REMIC Series 2010-70 Class SA, U.S. 30-Day Avg. SOFR Index x 91.2217%, 6% 4/25/2038 (c)(d)(h)		9,210	1,739
Fannie Mae Guaranteed REMIC Series 2011-126 Class KB, 4% 12/25/2041		144,283	141,595
Fannie Mae Guaranteed REMIC Series 2011-19 Class ZY, 6.5% 7/25/2036		2,202	2,347
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041		204,061	203,440
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)		54,455	940
Fannie Mae Guaranteed REMIC Series 2012-148 Class IE, 3% 1/25/2033 (h)		47,998	3,241
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043		291,396	272,648
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042		392,299	368,899
Fannie Mae Guaranteed REMIC Series 2012-46 Class KI, 3.5% 5/25/2027 (h)		2,635	37
Fannie Mae Guaranteed REMIC Series 2013-13 Class IK, 2.5% 3/25/2028 (h)		20,880	360
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (h)		332	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.8637% 1/25/2044 (d)(h)		61,773	7,162
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033		3,463,431	3,270,904
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)		303,188	42,888
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045		264,589	254,170
Fannie Mae Guaranteed REMIC Series 2016-33 Class JA, 3% 7/25/2045		168,600	161,248
Fannie Mae Guaranteed REMIC Series 2016-38, 3% 1/25/2046		137,948	129,610
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)		186,642	25,989
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047		10,265,048	9,466,231
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046		2,000,331	1,849,460
Fannie Mae Guaranteed REMIC Series 2019-20 Class H, 3.5% 5/25/2049		155,332	142,469
Fannie Mae Guaranteed REMIC Series 2019-51 Class AF, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8699% 9/25/2049 (c)(d)		624,316	619,987
Fannie Mae Guaranteed REMIC Series 2020-46 Class KB, 1.25% 6/25/2050		5,839,738	4,607,863
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051		334,295	299,255
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048		196,910	167,377
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048		209,258	177,873
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050		242,709	202,992
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048		172,518	155,035
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049		2,803,888	2,513,433
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048		1,856,285	1,673,655
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050		274,019	246,024
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048		911,922	855,886
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049		777,589	730,454
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046		592,668	564,566
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046		1,632,827	1,569,778
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048		2,665,529	2,414,708
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047		7,254,155	6,570,261
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049		198,596	178,316
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048		775,288	766,473
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047		2,724,262	2,474,480
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 8/25/2052 (c)(d)		2,671,835	2,650,830
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (c)(d)		2,968,407	2,935,421
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 9/25/2052 (c)(d)		5,654,108	5,609,658
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (c)(d)		1,884,439	1,871,409
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (c)(d)		6,658,943	6,606,530
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048		1,289,822	1,210,885
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047		2,669,547	2,453,990
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049		917,951	867,787
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (c)(d)		3,645,112	3,681,743
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (c)(d)		474,517	479,217
Fannie Mae Guaranteed REMIC Series 2024-38 Class AF, U.S. 30-Day Avg. SOFR Index + 0.78%, 5.1354% 12/25/2047 (c)(d)		1,751,350	1,754,689
Fannie Mae Guaranteed REMIC Series 2024-38 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1554% 1/25/2051 (c)(d)		697,814	699,696
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (c)(d)		1,761,470	1,777,452
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.0418% 8/25/2054 (c)(d)		2,467,494	2,475,049
Fannie Mae Guaranteed REMIC Series 2024-63 Class FH, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 9/25/2054 (c)(d)		587,385	589,083
Fannie Mae Guaranteed REMIC Series 2024-76 Class QF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (c)(d)		40,804,950	40,812,385
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (c)(d)		6,364,159	6,384,298
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 12/25/2054 (c)(d)		1,413,014	1,415,962
Fannie Mae Guaranteed REMIC Series 2024-95 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 12/25/2054 (c)(d)		172,691	173,671
Fannie Mae Guaranteed REMIC Series 2024-96 Class FA, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 12/25/2054 (c)(d)		843,501	851,753
Fannie Mae Guaranteed REMIC Series 2025-4 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2053 (c)(d)		7,982,379	8,019,193
Fannie Mae Guaranteed REMIC Series 2025-42 Class FA, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 6/25/2055 (c)(d)		414,063	417,091
Fannie Mae Guaranteed REMIC Series 2025-42 Class FE, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.6218% 6/25/2055 (c)(d)		757,399	763,566
Fannie Mae Guaranteed REMIC Series 2025-63 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 8/25/2055 (c)(d)		371,415	373,916
Fannie Mae Guaranteed REMIC Series 2025-66 Class FK, U.S. 30-Day Avg. SOFR Index + 1.18%, 5.2518% 8/25/2055 (c)(d)		7,391,019	7,417,834
Fannie Mae Mortgage pass-thru certificates Series 1997-11 Class E, 7% 3/18/2027		18	18
Fannie Mae Mortgage pass-thru certificates Series 1997-42 Class EG, 8% 7/18/2027		107	109
Fannie Mae Mortgage pass-thru certificates Series 1997-63 Class ZA, 6.5% 9/18/2027		9	9
Fannie Mae Mortgage pass-thru certificates Series 2002-T19 Class A1, 6.5% 7/25/2042		6,531	6,756
Fannie Mae Mortgage pass-thru certificates Series 2003-22 Class Z, 6% 4/25/2033		3,228	3,325
Fannie Mae Mortgage pass-thru certificates Series 2003-25 Class KP, 5% 4/25/2033		11,956	12,129
Fannie Mae Mortgage pass-thru certificates Series 2003-W4 Class 2A, 5.0854% 10/25/2042 (d)		1,213	1,231
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)		171,292	5,690
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045		1,032,344	979,569
Fannie Mae Mortgage pass-thru certificates Series 2022-R04 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.25%, 9.3218% 3/25/2042 (b)(c)(d)		240,000	252,162
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)		2,824,371	2,836,999
Fannie Mae Mortgage pass-thru certificates Series 2025-1 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)		7,875,080	7,907,929
Fannie Mae Mortgage pass-thru certificates Series 2025-1 Class FX, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 2/25/2055 (c)(d)		600,729	604,414
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class FH, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 8/25/2054 (c)(d)		300,163	301,869
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class FM, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.9718% 9/25/2054 (c)(d)		8,843,613	8,855,402
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class MA, 0.5% 9/25/2054		6,148,417	5,339,585
Fannie Mae Mortgage pass-thru certificates Series 2025-2 Class FG, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 2/25/2055 (c)(d)		1,033,202	1,040,164
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.6718% 8/25/2054 (c)(d)		2,442,927	2,463,955
Fannie Mae Mortgage pass-thru certificates Series 2025-35 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.6718% 5/25/2055 (c)(d)		695,326	700,579
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (c)(d)		1,470,451	1,474,874
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (c)(d)		2,133,134	2,147,351
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (c)(d)		2,241,469	2,253,300
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)		3,101,405	3,114,570
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)		1,400,130	1,402,450
Fannie Mae Mortgage pass-thru certificates Series 2025-9 Class FG, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 3/25/2055 (c)(d)		308,886	310,574
Fannie Mae Series 2007-10 Class Z, 6% 2/25/2037		462	480
Fannie Mae Series 2007-109 Class YI, 6.3355% - U.S. 30-Day Avg. SOFR Index 2.2637% 12/25/2037 (d)(h)		20,867	2,015
Fannie Mae Series 2010-35 Class SB, 6.3055% - U.S. 30-Day Avg. SOFR Index 2.2337% 4/25/2040 (d)(h)		4,450	443
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040		996,631	983,743
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048		2,529,939	2,530,594
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048		468,358	439,593
Fannie Mae Stripped Mortgage-Backed Securities Series 2001-313 Class 1, 0% 6/25/2031 (j)		4,754	4,272
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-380 Class S36, 7.7855% - U.S. 30-Day Avg. SOFR Index 3.7137% 7/25/2037 (d)(h)		1,649	253
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 68, 6.5% 9/25/2037 (h)		990	210
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 69, 6.5% 10/25/2037 (d)(h)		1,356	287
First Frankin Mortgage Loan Trust Series 2004-8F Class 2A3, 6% 9/25/2034		374	380
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A1, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 6/25/2035 (c)(d)		203	196
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A3, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 6/25/2035 (c)(d)		118	114
First Frankin Mortgage Loan Trust Series 2005-RP3 Class 2A1, 4.2845% 9/25/2035 (b)(d)		343,635	301,658
First Frankin Mortgage Loan Trust Series 2006-2F Class 3A6, 6% 2/25/2036		1,538,732	650,195
First Horizon Asset Securities Inc Series 2004-AA3 Class A1, 5.102% 9/25/2034 (d)		731	733
First Horizon Asset Securities Inc Series 2004-AR6 Class 2A1, 4.3419% 12/25/2034 (d)		1,036	1,011
First Horizon Asset Securities Inc Series 2005-AA12 Class 2A1, 4.933% 2/25/2036 (d)		853	528
Freddie Mac Gold Pool Series 1997-186 Class PO, 0% 8/1/2027 (j)		356	344
Freddie Mac Gold Pool Series 2012-262 Class 35, 3.5% 7/15/2042		40,132	38,513
Freddie Mac Gold Pool Series 2012-279 Class 35, 3.5% 9/15/2042		10,595	9,915
Freddie Mac Gold Pool Series 2014-323 Class 300, 3% 1/15/2044		39,477	36,002
Freddie Mac Gold Pool Series 2014-334 Class 300, 3% 8/15/2044		39,131	35,794
Freddie Mac Manufactured Housing participation certificates Series 1998-2036 Class PG, 6.5% 1/15/2028		332	337
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040		339,717	335,742
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048		704,610	633,565
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047		156,984	140,508
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048		718,517	646,328
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2148 Class ZA, 6% 4/15/2029		87	88
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2201 Class C, 8% 11/15/2029		132	136
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2293 Class ZA, 6% 3/15/2031		409	420
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2310 Class Z, 6% 4/15/2031		75	77
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2325 Class JO, 0% 6/15/2031 (j)		519	466
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2330 Class PE, 6.5% 6/15/2031		1,086	1,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2410 Class QB, 6.25% 2/15/2032		2,520	2,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2427 Class GE, 6% 3/15/2032		5,691	5,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2430 Class WF, 6.5% 3/15/2032		3,898	4,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2466 Class DH, 6.5% 6/15/2032		422	442
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.8435% 6/15/2029 (d)(h)		1,751	102
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2534 Class SI, U.S. 30-Day Avg. SOFR Index x 20.7624%, 9.9931% 2/15/2032 (c)(d)		323	373
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2543 Class YX, 6% 12/15/2032		2,419	2,509
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2557 Class HL, 5.3% 1/15/2033		1,340	1,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2586 Class IO, 6.5% 3/15/2033 (h)		2,813	422
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2594 Class IV, 7% 3/15/2032 (h)		646	89
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2610 Class UI, 6.5% 5/15/2033 (h)		1,970	319
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2643 Class SA, U.S. 30-Day Avg. SOFR Index x 44.7559%, 17.8327% 3/15/2032 (c)(d)		75	93
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2656 Class AC, 6% 8/15/2033		912	940
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2699 Class W, 5.5% 11/15/2033		2,228	2,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2733 Class SB, 7.907% - U.S. 30-Day Avg. SOFR Index 4.1792% 10/15/2033 (d)		2,643	2,650
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2764 Class S, U.S. 30-Day Avg. SOFR Index x 13.4638%, 3.1088% 7/15/2033 (c)(d)		309	303
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2845 Class QH, 5% 8/15/2034		1,726	1,756
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2912 Class EH, 5.5% 1/15/2035		9,310	9,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035		236,692	241,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2980 Class QB, 6.5% 5/15/2035		365	382
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2995 Class FT, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.5065% 5/15/2029 (c)(d)		510	508
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035		140,599	142,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3184 Class YO, 0% 3/15/2036 (j)		5,472	4,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3187 Class Z, 5% 7/15/2036		11,007	11,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3201 Class IN, 6.1355% - U.S. 30-Day Avg. SOFR Index 1.9019% 8/15/2036 (d)(h)		2,384	181
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3202 Class HI, 6.5355% - U.S. 30-Day Avg. SOFR Index 2.3935% 8/15/2036 (d)(h)		8,141	695
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036		177,420	182,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3274 Class B, 6% 2/15/2037		1,330	1,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3305 Class IW, 6.3355% - U.S. 30-Day Avg. SOFR Index 2.1935% 4/15/2037 (d)(h)		3,023	286
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-76 Class 2A, 2.2011% 10/25/2037 (d)		5,024	4,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3409 Class DB, 6% 1/15/2038		4,128	4,425
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3546 Class A, 6.1013% 2/15/2039 (d)		789	799
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3592 Class BZ, 5% 10/15/2039		26,586	27,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3605 Class NC, 5.5% 6/15/2037		6,900	7,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3609 Class SA, 6.2255% - U.S. 30-Day Avg. SOFR Index 2.0835% 12/15/2039 (d)(h)		4,399	268
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3610 Class CA, 4.5% 12/15/2039		2,276	2,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3648 Class CY, 4.5% 3/15/2030		2,890	2,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3653 Class HJ, 5% 4/15/2040		1,059	1,079
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3677 Class PB, 4.5% 5/15/2040		14,875	14,913
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3855 Class AM, 6.5% 11/15/2036		1,092	1,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-3980 Class EP, 5% 1/15/2042		1,171,320	1,209,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4030 Class IL, 3.5% 4/15/2027 (h)		439	4
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4060 Class TB, 2.5% 6/15/2027		34,185	33,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042		297,540	281,266
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4146 Class KI, 3% 12/15/2032 (h)		46,179	3,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)		110,115	6,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)		11	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)		86,589	2,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040		68,711	68,428
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047		370,649	359,209
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class PZ, 3% 1/15/2048		1,892,077	1,545,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4796 Class CZ, 4% 5/15/2048		282,468	272,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4830 Class WZ, 4% 9/15/2048		286,208	275,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4960 Class PB, 1.5% 10/25/2049		1,615,923	1,343,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045		642,654	608,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050		1,488,756	1,262,111
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040		364,362	334,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049		713,947	638,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050		996,552	885,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047		196,041	179,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048		1,334,715	1,201,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049		720,401	645,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049		623,524	558,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047		685,244	627,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049		522,877	468,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050		232,337	205,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052		2,882,952	2,590,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049		522,879	468,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047		519,722	476,437
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047		2,553,371	2,350,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049		349,717	327,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047		557,852	512,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050		1,320,238	1,232,940
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050		1,320,238	1,232,940
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.6218% 7/25/2052 (c)(d)		408,436	405,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (c)(d)		1,270,129	1,250,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.8218% 9/25/2052 (c)(d)		2,183,667	2,163,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (c)(d)		1,399,608	1,376,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.7218% 9/25/2052 (c)(d)		670,266	667,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (c)(d)		2,709,208	2,711,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 10/25/2053 (c)(d)		1,459,711	1,476,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)		1,963,160	1,973,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2146% 3/15/2050 (c)(d)		1,950,052	1,944,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class CF, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.2146% 12/15/2050 (c)(d)		1,711,739	1,710,145
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 5.0418% 8/25/2054 (c)(d)		5,294,275	5,313,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 10/25/2054 (c)(d)		1,054,738	1,055,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class BF, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.3718% 11/25/2054 (c)(d)		846,713	849,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (c)(d)		8,556,006	8,573,948
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5479 Class FB, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 12/25/2054 (c)(d)		352,891	354,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5495 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 1/25/2055 (c)(d)		2,796,838	2,802,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5498 Class FC, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 1/25/2055 (c)(d)		4,300,596	4,299,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)		2,422,198	2,433,342
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class FW, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (c)(d)		1,697,773	1,709,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)		3,910,007	3,924,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)		1,240,811	1,239,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FA, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)		9,064,212	9,092,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (c)(d)		2,247,994	2,257,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5502 Class EF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (c)(d)		414,877	416,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5503 Class FB, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 2/25/2055 (c)(d)		447,132	449,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5508 Class FG, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (c)(d)		915,978	921,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)		1,367,086	1,369,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5510 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 2/25/2055 (c)(d)		4,480,000	4,500,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5510 Class FM, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)		6,924,351	6,949,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class FD, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 1/25/2055 (c)(d)		3,417,662	3,436,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 5.0118% 11/25/2054 (c)(d)		17,511,876	17,530,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5515 Class FB, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 3/25/2055 (c)(d)		420,270	422,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5516 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 3/25/2055 (c)(d)		8,188,527	8,231,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (c)(d)		2,427,824	2,424,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5539 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 5/25/2055 (c)(d)		574,854	579,109
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 6/25/2055 (c)(d)		440,785	444,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FG, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 6/25/2055 (c)(d)		444,171	447,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FH, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 6/25/2055 (c)(d)		559,121	563,372
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FM, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 6/25/2055 (c)(d)		589,156	593,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5560 Class FB, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 6/25/2055 (c)(d)		10,943,961	10,984,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5563 Class FA, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 8/25/2055 (c)(d)		375,562	377,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5564 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 8/25/2055 (c)(d)		8,249,172	8,286,783
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5564 Class PF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 8/25/2055 (c)(d)		5,224,234	5,250,182
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5570 Class FA, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 5/25/2055 (c)(d)		630,649	634,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5574 Class FB, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 9/25/2055 (c)(d)		449,054	451,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5584 Class DF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.9718% 10/25/2055 (c)(d)		6,390,156	6,400,215
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5607 Class FA, U.S. 30-Day Avg. SOFR Index + 0.9%, 5.0952% 12/25/2055 (c)(d)		10,285,550	10,291,771
Freddie Mac Non Gold Pool Series 1998-2022 Class PE, 6.5% 1/15/2028		43	43
Freddie Mac Non Gold Pool Series 1998-2091 Class PG, 6% 11/15/2028		1,180	1,204
Freddie Mac Non Gold Pool Series 1999-2116 Class ZA, 6% 1/15/2029		299	305
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-4 Class MT, 3.5% 6/25/2057		230,444	211,478
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class HT, 3% 3/25/2058		1,885,337	1,642,892
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3 Class M55D, 4% 10/25/2058		280,536	267,137
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4 Class MB, 3% 2/25/2059		1,256,223	974,203
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1 Class BXS, 11.5226% 9/25/2060 (b)(d)		303,068	237,221
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-2 Class BXS, 13.0022% 11/25/2060 (b)(d)		142,502	103,521
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1 Class MTU, 3.25% 11/25/2061		762,614	665,653
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1 Class MT, 3% 10/25/2062		4,923,430	4,184,217
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2 Class MT, 3.5% 5/25/2064		3,171,008	2,787,923
Freddie Mac STACR REMIC Trust Series 2020-DNA6 Class B1, U.S. 30-Day Avg. SOFR Index + 3%, 7.0718% 12/25/2050 (b)(c)(d)		3,910,000	4,175,879
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M2, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 10/25/2041 (b)(c)(d)		1,469,245	1,474,856
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.9%, 6.9718% 4/25/2042 (b)(c)(d)		12,945,000	13,286,498
GAEA Mortgage Loan Trust Series 2025-A Class A, 6.75% 2/25/2030 (b)(d)		141,836	139,163
GCAT 2023-NQM4 Trust Series 2023-NQM4 Class A1, 4.25% 5/25/2067 (b)		228,406	221,843
Gcat 2025-Inv2 Tr Series 2025-INV2 Class A1, 6% 5/25/2055 (b)		7,057,908	7,173,977
GCAT Trust Series 2021-NQM3 Class B1, 3.471% 5/25/2066 (b)		100,000	76,283
GCAT Trust Series 2024-NQM2 Class A1, 6.085% 6/25/2059 (b)		859,888	871,292
GCAT Trust Series 2025-NQM4 Class A1, 5.529% 6/25/2070 (b)		468,267	472,887
Ginnie Mae HECM MBS REMICS Series 2021-140 Class JI, 3% 8/20/2051 (h)		47,001	7,969
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.6004% 12/20/2060 (c)(d)(m)		168,787	168,511
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.7704% 9/20/2061 (c)(d)(m)		418,178	418,497
Ginnie Mae Mortgage pass-thru certificates Series 2012-H11 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 2/20/2062 (c)(d)		17,097	17,151
Ginnie Mae Mortgage pass-thru certificates Series 2012-H18, CME Term SOFR 1 month Index + 0.6345%, 4.7404% 8/20/2062 (c)(d)(m)		79,470	79,454
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 5/20/2061 (c)(d)(m)		213	212
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (m)		164	155
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.8204% 8/20/2063 (c)(d)(m)		62,401	62,510
Ginnie Mae Mortgage pass-thru certificates Series 2013-H20 Class FB, CME Term SOFR 1 month Index + 1.1145%, 5.2204% 8/20/2063 (c)(d)		4,505	4,548
Ginnie Mae Mortgage pass-thru certificates Series 2013-H23 Class FA, CME Term SOFR 1 month Index + 1.4145%, 5.5204% 9/20/2063 (c)(d)		6,407	6,462
Ginnie Mae Mortgage pass-thru certificates Series 2015-H02 Class HA, 2.5% 1/20/2065		5,081	4,978
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (m)		1,372	1,298
Ginnie Mae Mortgage pass-thru certificates Series 2015-H23 Class FB, CME Term SOFR 1 month Index + 0.6345%, 4.7404% 9/20/2065 (c)(d)		37,628	37,641
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FD, CME Term SOFR 12 month Index + 1.0951%, 5.1607% 6/20/2066 (c)(d)		52,842	53,297
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FE, CME Term SOFR 12 month Index + 1.0951%, 5.1607% 6/20/2066 (c)(d)		386,892	390,272
Ginnie Mae Mortgage pass-thru certificates Series 2016-H17 Class FC, CME Term SOFR 1 month Index + 0.9445%, 5.0504% 8/20/2066 (c)(d)		38,478	38,593
Ginnie Mae Mortgage pass-thru certificates Series 2016-H24 Class KF, CME Term SOFR 12 month Index + 0.9651%, 4.5442% 11/20/2066 (c)(d)		258,193	259,333
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046		480,899	444,100
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.99% 8/20/2066 (c)(d)(m)		131,012	130,532
Ginnie Mae Mortgage pass-thru certificates Series 2017-H08 Class XI, 2.2749% 3/20/2067 (d)(h)		164,602	6,681
Ginnie Mae Mortgage pass-thru certificates Series 2017-H11 Class XI, 2.2399% 5/20/2067 (d)(h)		534,140	17,703
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class AI, 2.2937% 6/20/2067 (d)(h)		222,611	11,080
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class XI, 1.8726% 6/20/2067 (d)(h)		212,858	5,502
Ginnie Mae Mortgage pass-thru certificates Series 2017-H23 Class FA, CME Term SOFR 1 month Index + 0.5945%, 4.7004% 10/20/2067 (c)(d)		199,347	199,305
Ginnie Mae Mortgage pass-thru certificates Series 2017-H24 Class FQ, CME Term SOFR 12 month Index + 0.9151%, 5.1062% 11/20/2067 (c)(d)		452,872	454,717
Ginnie Mae Mortgage pass-thru certificates Series 2019-H09 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2069 (c)(d)		151,215	151,208
Ginnie Mae Mortgage pass-thru certificates Series 2019-H16 Class EF, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 10/20/2069 (c)(d)		9,346,628	9,353,266
Ginnie Mae Mortgage pass-thru certificates Series 2019-H20 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 11/20/2069 (c)(d)		560,552	560,579
Ginnie Mae Mortgage pass-thru certificates Series 2020-H08 Class FC, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 2/20/2070 (c)(d)		298,037	298,741
Ginnie Mae Mortgage pass-thru certificates Series 2024-H04 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7989% 2/20/2074 (c)(d)		274,771	275,027
Ginnie Mae Multifamily REMICS Series 2007-16 Class KU, 6.5355% - CME Term SOFR 1 month Index 2.5757% 4/20/2037 (d)(h)		6,587	551
Ginnie Mae REMIC pass-thru certificates Series 2003-18 Class PG, 5.5% 3/20/2033		4,984	5,127
Ginnie Mae REMIC pass-thru certificates Series 2003-52 Class SB, CME Term SOFR 1 month Index x 11.3497%, 4.4215% 6/16/2033 (c)(d)		601	598
Ginnie Mae REMIC pass-thru certificates Series 2004-105 Class SN, 5.9855% - CME Term SOFR 1 month Index 2.0257% 12/20/2034 (d)(h)		9,100	677
Ginnie Mae REMIC pass-thru certificates Series 2004-19 Class KE, 5% 3/16/2034		21,101	21,491
Ginnie Mae REMIC pass-thru certificates Series 2004-90 Class SI, 5.9855% - CME Term SOFR 1 month Index 2.0257% 10/20/2034 (d)(h)		3,909	289
Ginnie Mae REMIC pass-thru certificates Series 2006-26 Class S, 6.3855% - CME Term SOFR 1 month Index 2.4257% 6/20/2036 (d)(h)		7,104	686
Ginnie Mae REMIC pass-thru certificates Series 2006-33 Class PK, 6% 7/20/2036		2,157	2,255
Ginnie Mae REMIC pass-thru certificates Series 2007-22 Class PK, 5.5% 4/20/2037		10,822	11,230
Ginnie Mae REMIC pass-thru certificates Series 2007-24 Class SA, 6.3955% - CME Term SOFR 1 month Index 2.4357% 5/20/2037 (d)(h)		9,981	932
Ginnie Mae REMIC pass-thru certificates Series 2007-7 Class EI, 6.0855% - CME Term SOFR 1 month Index 2.1257% 2/20/2037 (d)(h)		10,520	947
Ginnie Mae REMIC pass-thru certificates Series 2007-9 Class CI, 6.0855% - CME Term SOFR 1 month Index 2.1257% 3/20/2037 (d)(h)		6,668	602
Ginnie Mae REMIC pass-thru certificates Series 2008-40 Class SA, 6.2855% - CME Term SOFR 1 month Index 2.3266% 5/16/2038 (d)(h)		6,045	392
Ginnie Mae REMIC pass-thru certificates Series 2008-49 Class PH, 5.25% 6/20/2038		11,405	11,731
Ginnie Mae REMIC pass-thru certificates Series 2008-50 Class SA, 6.1155% - CME Term SOFR 1 month Index 2.1557% 6/20/2038 (d)(h)		16,243	1,800
Ginnie Mae REMIC pass-thru certificates Series 2008-55 Class PL, 5.5% 6/20/2038		10,778	11,229
Ginnie Mae REMIC pass-thru certificates Series 2009-106 Class XL, 6.6355% - CME Term SOFR 1 month Index 2.6757% 6/20/2037 (d)(h)		3,106	253
Ginnie Mae REMIC pass-thru certificates Series 2009-16 Class SJ, 6.6855% - CME Term SOFR 1 month Index 2.7257% 5/20/2037 (d)(h)		10,516	1,184
Ginnie Mae REMIC pass-thru certificates Series 2009-72 Class SM, 6.1355% - CME Term SOFR 1 month Index 2.1766% 8/16/2039 (d)(h)		3,678	289
Ginnie Mae REMIC pass-thru certificates Series 2009-81 Class A, 5.75% 9/20/2036		1,117	1,146
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040		1,205,364	1,189,111
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040		734,763	724,855
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040		162,424	160,059
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.0257% 7/20/2041 (d)(h)		53,643	5,634
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040		218,889	216,364
Ginnie Mae REMIC pass-thru certificates Series 2014-60 Class W, 4.0539% 2/20/2029 (d)		2,165	2,161
Ginnie Mae REMIC pass-thru certificates Series 2015-157 Class GA, 3% 1/20/2045		5,551	5,399
Ginnie Mae REMIC pass-thru certificates Series 2015-H04 Class FL, CME Term SOFR 1 month Index + 0.5845%, 4.857% 2/20/2065 (c)(d)		33,912	33,867
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046		213,856	200,090
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047		2,201,310	2,008,264
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.5743% 10/20/2049 (c)(d)		186,347	183,024
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.5243% 2/20/2049 (c)(d)		827,508	815,748
Ginnie Mae REMIC pass-thru certificates Series 2021-125 Class HA, 1.5% 4/20/2051		646,519	566,086
Ginnie Mae REMIC pass-thru certificates Series 2021-155 Class PD, 1.25% 9/20/2051		655,585	573,219
Ginnie Mae REMIC pass-thru certificates Series 2021-175 Class PB, 1% 3/20/2050		282,631	221,564
Ginnie Mae REMIC pass-thru certificates Series 2021-215 Class LG, 1.75% 12/20/2051		1,023,491	853,256
Ginnie Mae REMIC pass-thru certificates Series 2021-58 Class IY, 3% 2/20/2051 (h)		1,521,957	254,258
Ginnie Mae REMIC pass-thru certificates Series 2021-78 Class IP, 3% 5/20/2051 (h)		517,747	86,938
Ginnie Mae REMIC pass-thru certificates Series 2021-H10 Class AF, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5989% 6/20/2071 (c)(d)		672,565	679,831
Ginnie Mae REMIC pass-thru certificates Series 2022-22 Class UH, 3% 12/20/2050		583,718	535,951
Ginnie Mae REMIC pass-thru certificates Series 2022-85 Class IK, 3% 5/20/2051 (h)		274,200	46,315
Ginnie Mae REMIC pass-thru certificates Series 2025-9 Class FE, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3489% 1/20/2055 (c)(d)		432,062	434,126
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class PT, 3.6997% 1/25/2064 (b)(d)		9,212,139	7,864,129
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class SA, 0% 1/25/2064 (b)(h)(n)		10,536	10,396
Ginnie Mae Series 2021-97 Class LI, 3% 8/20/2050 (h)		1,811,848	305,404
GMACM Home Equity Loan Trust Series 2003-J10 Class A1, 4.75% 1/25/19 (i)		319	175
GMACM Home Equity Loan Trust Series 2005-AR6 Class 2A1, 3.7782% 11/19/2035 (d)		1,550,259	1,076,931
GS Mortgage-Backed Securities Corp Trust Series 2025-NQM6 Class A1, 5.021% 11/25/2029 (b)(g)		640,000	639,830
GS Mortgage-Backed Securities Trust 2025-NQM2 Series 2025-NQM2 Class A1, 5.648% 6/25/2065 (b)(d)		3,402,713	3,435,561
Gs Mortgage-Backed Securities Trust 2025-Pj6 Series 2025-PJ6 Class A5, 5.5% 11/25/2055 (b)(d)		3,629,207	3,642,383
Gs Mortgage-Backed Securities Trust 2025-Rpl3 Series 2025-RPL3 Class A1, 4.1% 7/25/2065 (b)		1,866,301	1,827,854
GS Mortgage-Backed Securities Trust Series 2022-NQM1 Class A4, 4% 5/25/2062 (b)(d)		64,826	59,913
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (b)(g)		6,275,842	6,187,137
GS Mortgage-Backed Securities Trust Series 2025-DSC2 Class A1, 5.038% 1/25/2066 (b)		155,945	155,885
GS Mortgage-Backed Securities Trust Series 2025-NQM5 Class A1, 5.013% 7/25/2065 (b)		290,267	290,184
GSAMP Trust Series 2004-6F Class 2A4, 5.5% 5/25/2034		874	868
GSAMP Trust Series 2004-6F Class 3A4, 6.5% 5/25/2034		1,185	1,209
HarborView Mortgage Loan Trust Series 2005-1 Class 1A, CME Term SOFR 1 month Index + 0.7545%, 4.7133% 3/19/2035 (c)(d)		75,065	37,361
Home Equity Asset Trust Series 2005-11 Class 1A1, 6.5% 12/25/2035		197,629	90,471
Home Re 2022-1 Ltd Series 2022-1 Class M1C, U.S. 30-Day Avg. SOFR Index + 5.5%, 9.5718% 10/25/2034 (b)(c)(d)		443,497	459,101
Homes Series 2025-NQM1 Class M1, 6.52% 1/25/2070 (b)(d)		600,000	607,842
Homes Trust Series 2024-NQM2 Class A1, 5.717% 10/25/2069 (b)		4,773,533	4,825,851
Homes Trust Series 2025-NQM2 Class A1, 5.425% 2/25/2070 (b)		2,067,065	2,081,400
HOMES Trust Series 2025-NQM5 Class A1, 5.027% 9/25/2070 (b)(d)		451,797	452,135
Homeward Opportunities Fund Trust Series 2020-2 Class B1, 5.45% 5/25/2065 (b)		1,545,000	1,537,114
Homeward Opportunities Fund Trust Series 2022-1 Class A1, 5.082% 7/25/2067 (b)(d)		145,844	145,683
Homeward Opportunities Fund Trust Series 2022-1 Class M1, 5.0307% 7/25/2067 (b)(d)		200,000	195,413
Impac CMB Trust Series 2004-10 Class 3A1, CME Term SOFR 1 month Index + 0.8145%, 4.7688% 3/25/2035 (c)(d)		2,710	2,629
Impac CMB Trust Series 2004-10 Class 3A2, CME Term SOFR 1 month Index + 0.9145%, 4.8688% 3/25/2035 (c)		1,771	1,721
Impac CMB Trust Series 2007-A Class A, CME Term SOFR 1 month Index + 0.6145%, 4.5688% 5/25/2037 (Assured Guaranty Inc Insured) (b)(c)(d)		133,442	127,605
Impac Secd Assets Corp Series 2006-3 Class A1, CME Term SOFR 1 month Index + 0.4545%, 4.4088% 11/25/2036 (c)		256,090	226,758
Indymac Index Mortgage Loan Trust Series 2003-A8 Class A1, 3.75% 10/25/18		232	231
IndyMac INDX Mortgage Loan Trust 2006-AR41 Series 2006-AR41 Class A3, CME Term SOFR 1 month Index + 0.4745%, 4.4288% 2/25/2037 (c)(d)		26,958	25,496
IndyMac INDX Mortgage Loan Trust Series 2006-AR35 Class 2A1A, CME Term SOFR 1 month Index + 0.4545%, 4.4088% 1/25/2037 (c)(d)		20,975	19,571
JP Morgan Mortgage Trust Series 2024-VIS2 Class B1, 7.7168% 11/25/2064 (b)(d)		201,000	204,667
JP Morgan Mortgage Trust Series 2025-VIS1 Class M1, 6.412% 8/25/2055 (b)		220,000	222,656
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A3, 4.3908% 1/25/2063 (b)(d)		3,149,187	3,050,721
JPMorgan Mortgage Trust Series 2004-S1 Class 3A1, 5.5% 9/25/2034 (i)		474	464
JPMorgan Mortgage Trust Series 2004-S2 Class 4A5, 6% 11/25/2034		4,790	4,540
JPMorgan Mortgage Trust Series 2004-S2 Class 5A1, 5.5% 12/25/19		483	476
JPMorgan Mortgage Trust Series 2006-A2 Class 4A1, 6.4552% 8/25/2034 (d)		1,270	1,280
JPMorgan Mortgage Trust Series 2006-A2 Class 5A3, 6.417% 11/25/2033 (d)		509	500
JPMorgan Mortgage Trust Series 2023-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.6989% 5/20/2054 (b)(c)(d)		186,204	186,994
JPMorgan Mortgage Trust Series 2024-VIS1 Class A1, 5.99% 7/25/2064 (b)		768,256	776,159
JPMorgan Mortgage Trust Series 2024-VIS1 Class B2, 8.07% 7/25/2064 (b)(d)		163,000	164,128
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)		1,592,768	1,607,970
Legacy Mortgage Asset Trust 2025-PR1 Series 2025-PR1 Class A1, 6% 1/25/2061 (b)		7,953,908	7,971,484
LHOME Mortgage Trust Series 2023-RTL4 Class A1, 7.628% 11/25/2028 (b)(g)		2,450,000	2,457,413
LHOME Mortgage Trust Series 2024-RTL4 Class A1, 5.921% 7/25/2039 (b)(g)		1,650,000	1,663,091
LHOME Mortgage Trust Series 2025-RTL3 Class A1, 5.239% 8/25/2040 (b)		4,200,000	4,220,786
loanDepot GMSR Master Trust Series 2025-GT2 Class A, CME Term SOFR 1 month Index + 3.15%, 7.1126% 7/16/2030 (b)(c)(d)		1,900,000	1,899,984
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 6.4322% 4/21/2034 (d)		336	332
MASTR Alternative Loan Trust Series 2004-6 Class 6A1, 6.5% 7/25/2034		5,901	6,017
MASTR Alternative Loan Trust Series 2004-6 Class 7A1, 6% 7/25/2034		4,393	4,412
MASTR Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/2035 (b)(j)		215	168
MASTR Specialized Loan Trust Series 2005-1 Class 1A3, 7% 8/25/2034 (b)		932,617	637,110
Merrill Lynch Mortgage Investors Trust Series 2004-C Class A2, CME Term SOFR 6 month Index + 1.0283%, 5.2554% 7/25/2029 (c)(d)		473	461
Merrill Lynch Mortgage Investors Trust Series 2004-D Class A3, 6.2351% 9/25/2029 (d)		277	266
Merrill Lynch Mortgage Investors Trust Series 2006-A2 Class 1A, CME Term SOFR 1 month Index + 0.4745%, 4.4288% 2/25/2036 (c)		5,043,070	2,662,046
Merrill Lynch Mortgage Investors Trust Series 2006-AF2 Class AV1, CME Term SOFR 1 month Index + 0.4345%, 4.3888% 9/25/2037 (c)(d)		26,014	13,531
MFA Trust Series 2024-NQM3 Class M1, 6.671% 12/25/2069 (b)(d)		1,470,588	1,498,420
MFRA Trust Series 2022-NQM1 Class M1, 4.2661% 12/25/2066 (b)(d)		171,000	159,253
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)		3,413,696	3,272,151
MFRA Trust Series 2024-RTL1 Class A1, 7.093% 2/25/2029 (b)(g)		230,000	230,781
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.6302% 4/25/2034 (d)		2,378	2,343
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 5.5077% 9/25/2034 (d)		591	581
Morgan Stanley Resecuritization Trust Series 2015-R2 Class 1B, 12 month Average U.S. Treasury Maturity + 0.71%, 4.0569% 12/27/2046 (b)(c)(d)		897,644	818,331
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)		2,660,924	2,682,660
Morgan Stanley Residential Mortgage Loan Trust Series 2014-1A Class B3, 5.8843% 6/25/2044 (b)(d)		585,474	588,430
Morgan Stanley Residential Mortgage Loan Trust Series 2023-NQM1 Class B1, 7.3451% 9/25/2068 (b)(d)		100,000	100,441
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064		5,222,534	5,113,726
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1, 5.443% 7/25/2070 (b)(d)		1,222,188	1,232,346
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.738% 11/25/2069 (b)(d)		494,820	501,751
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.496% 11/25/2069 (b)(d)		128,000	129,613
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.261% 8/25/2070 (b)		928,454	931,229
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1, 5.439% 7/25/2070 (b)		4,081,957	4,111,515
NACC Reperforming Loan REMIC Trust Series 2004-R2 Class A1, 6.5% 10/25/2034 (b)(d)		1,609	1,396
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)		1,288,919	1,221,322
New Residential Mortgage Loan Trust Series 2024-NQM3 Class B1, 7.1446% 11/25/2064 (b)(d)		259,000	264,902
New Residential Mortgage Loan Trust Series 2024-RTL2 Class A1, 5.443% 9/25/2039 (b)		2,000,000	2,019,792
New Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.643% 1/25/2065 (b)(d)		1,247,972	1,273,804
New Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.472% 1/25/2065 (b)(d)		322,972	334,701
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.35% 7/25/2065 (b)		428,121	431,625
New Residential Mortgage Loan Trust Series 2025-NQM4 Class B1, 7.0348% 7/25/2065 (b)(d)		125,000	126,084
New Residential Mortgage Loan Trust Series 2025-NQM5 Class A1, 5.109% 8/25/2065 (b)(d)		269,183	269,872
NLT Trust Series 2025-INV1 Class A1, 5.506% 2/25/2070 (b)(d)		6,053,475	6,130,133
NLT Trust Series 2025-INV1 Class A2, 5.708% 2/25/2070 (b)		678,806	685,119
NLT Trust Series 2025-INV1 Class A3, 5.86% 2/25/2070 (b)		1,164,748	1,174,966
NLT Trust Series 2025-INV1 Class AIOS, 0.3988% 2/25/2070 (b)(d)		9,245,055	69,302
NLT Trust Series 2025-INV1 Class B1, 6.5948% 2/25/2070 (b)(d)		364,000	362,634
NLT Trust Series 2025-INV1 Class B2, 6.5948% 2/25/2070 (b)(d)		286,000	278,749
NLT Trust Series 2025-INV1 Class B3, 6.5948% 2/25/2070 (b)(d)		179,000	164,021
NLT Trust Series 2025-INV1 Class M1, 6.314% 2/25/2070 (b)(d)		519,000	526,306
NLT Trust Series 2025-INV1 Class XS, 0.9008% 2/25/2070 (b)(d)		9,245,055	163,637
NMLT Trust Series 2021-INV3 Class PT, 2.2769% 11/25/2056 (b)		4,590,996	4,426,442
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 Class 1A3, 6.408% 5/25/2036		2,748,012	521,999
Nrm Fht1 Excess Owner LLC Series 2025-FHT1 Class A, 6.545% 3/25/2032 (b)(g)		4,027,382	4,091,310
NRZT Series 2025-NQM6 Class A1, 5.085% 10/25/2065 (b)(d)		627,000	627,435
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)		2,557,404	2,415,516
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)		1,237,330	1,179,223
Nymt Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (b)		3,070,741	3,086,346
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (b)		6,513,605	6,273,684
NYMT Loan Trust Series 2025-INV2 Class A1, 5% 10/25/2060 (b)(d)		6,762,836	6,773,760
NYMT Trust Series 2024-RR1 Class A, 7.375% 5/25/2064 (b)		317,465	320,435
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(g)		3,557,093	3,569,892
OBX Trust Series 2021-NQM3 Class A1, 1.054% 7/25/2061 (b)		9,876,972	8,240,897
OBX Trust Series 2022-NQM7 Class A1, 5.11% 8/25/2062 (b)(g)		3,611,682	3,604,248
OBX Trust Series 2023-NQM8 Class A2, 7.248% 9/25/2063 (b)		608,187	615,366
OBX Trust Series 2024-HYB2 Class A1, 3.6979% 4/25/2053 (b)(d)		359,104	356,606
OBX Trust Series 2024-NQM2 Class A1, 5.878% 12/25/2063 (b)		810,856	816,656
OBX Trust Series 2024-NQM8 Class A1, 6.233% 5/25/2064 (b)		1,511,155	1,531,577
OBX Trust Series 2024-NQM9 Class A1, 6.03% 1/25/2064 (b)(d)		2,972,325	3,008,586
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(g)		3,798,060	3,827,715
OBX Trust Series 2025-NQM13 Class A1, 5.441% 5/25/2065 (b)		5,517,238	5,562,373
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(d)		1,875,608	1,873,772
OBX Trust Series 2025-NQM3 Class A1, 5.648% 12/1/2064 (b)(d)		312,586	315,632
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (b)(d)		2,468,169	2,488,133
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)		135,581	135,024
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)		195,193	192,572
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)		1,802,628	1,764,461
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)		464,201	464,201
Onslow Bay Mortgage Loan Trust Series 2021-NQM4 Class A2, 2.162% 10/25/2061 (b)(d)		6,631,598	5,774,119
OSS Mortgage Trust Series 2024-H6 Class A1, 5.129% 9/25/2069 (b)		6,317,234	6,335,310
PHH Mortgage Trust Series 2008-CIM2 Class 5A1, 6% 7/25/2038 (i)		1,140	1,017
PMT Credit Risk Transfer Trust Series 2024-1R Class A, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.5718% 5/25/2033 (b)(c)(d)		6,774,531	6,849,238
PMT Credit Risk Transfer Trust Series 2024-2R Class A, U.S. 30-Day Avg. SOFR Index + 3.35%, 7.3747% 3/29/2027 (b)(c)(d)		4,689,971	4,735,836
Pmt Loan Trust Series 2024-INV1 Class A3, 5.5% 10/25/2059 (b)		4,435,177	4,468,440
Pret 2024-Rpl2 Tr Series 2024-RPL2 Class A1, 4.075% 6/25/2064 (b)(d)		5,262,694	5,088,688
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(g)		2,107,481	2,059,077
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)		1,651,053	1,593,627
PRET Trust Series 2025-RPL1 Class A1, 4% 7/25/2069 (b)		2,025,632	1,975,748
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (b)		2,795,717	2,724,731
Prime Mortgage Trust Series 2004-CL1 Class 1A1, 6% 2/25/2034		644	645
PRKCM Trust Series 2023-AFC1 Class B1, 7.4005% 2/25/2058 (b)(d)		757,000	754,891
PRKCM Trust Series 2023-AFC3 Class A2, 6.987% 9/25/2058 (b)		573,941	578,663
PRMP Trust Series 2024-NQM3 Class A1, 5.228% 8/25/2069 (b)		7,183,784	7,217,214
PRPM Trust Series 2025-NQM5 Class A1A, 5.176% 10/25/2070 (b)		392,471	393,393
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)		440,987	443,260
Prpm 2025-Rpl2 LLC Series 2025-RPL2 Class A1, 3.75% 4/25/2055 (b)		4,803,016	4,666,471
PRPM LLC Series 2024-HOME1 Class A1, 6.431% 5/25/2059 (b)(d)		1,954,433	1,983,988
PRPM LLC Series 2024-NQM1 Class A1, 6.265% 12/25/2068 (b)		330,885	334,712
PRPM LLC Series 2024-NQM1 Class B1, 7.4373% 12/25/2068 (b)(d)		224,000	225,963
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)		1,001,506	990,134
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)		3,781,994	3,740,095
PRPM LLC Series 2024-RCF5 Class A1, 4% 8/25/2054 (b)		1,418,844	1,402,990
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(d)		249,014	245,528
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(d)		327,394	323,589
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)		2,942,057	2,878,067
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (b)		7,785,169	7,664,078
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (b)		2,135,001	2,128,334
PRPM LLC Series 2025-RPL1 Class A1, 4% 3/25/2055 (b)		3,142,112	3,096,876
PRPM LLC Series 2025-RPL1 Class A2, 4% 3/25/2055 (b)		621,000	584,523
PRPM LLC Series 2025-RPL1 Class A3, 4% 3/25/2055 (b)		366,000	340,380
PRPM LLC Series 2025-RPL1 Class M1A, 4% 3/25/2055 (b)		357,000	334,255
PRPM LLC Series 2025-RPL1 Class M1B, 4% 3/25/2055 (b)		126,000	115,345
PRPM Trust Series 2022-INV1 Class A2, 4.4158% 4/25/2067 (b)(d)		587,566	581,517
PRPM Trust Series 2024-NQM2 Class A1, 6.327% 6/25/2069 (b)(d)		2,163,463	2,198,396
PRPM Trust Series 2025-NQM1 Class A1, 5.802% 11/25/2069 (b)(d)		1,360,193	1,374,077
PRPM Trust Series 2025-NQM1 Class M1A, 6.645% 11/25/2069 (b)(g)		662,810	676,273
PRPM Trust Series 2025-NQM2 Class A1, 5.688% 4/25/2070 (b)		1,585,389	1,601,111
PRPM Trust Series 2025-NQM3 Class A1, 5.606% 5/25/2070 (b)(d)		920,247	928,474
PRPM Trust Series 2025-RCF1 Class A1, 4.5% 2/25/2055 (b)(d)		864,573	859,083
Radnor Re Ltd Series 2022-1 Class M1B, U.S. 30-Day Avg. SOFR Index + 6.75%, 10.8218% 9/25/2032 (b)(c)(d)		282,852	292,304
Rain City Mortgage Trust Series 2024-RTL1 Class A1, 6.53% 9/25/2029 (b)		338,000	341,695
Rckt Mortgage Trust 2025-Ces6 Series 2025-CES6 Class A1A, 5.472% 6/25/2055 (b)		6,804,158	6,889,020
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (b)(g)		2,686,347	2,711,385
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (b)		3,068,865	3,102,086
RCKT Trust Series 2024-CES7 Class A1A, 5.158% 10/25/2044 (b)(d)		2,622,366	2,627,857
Residential Accredit Loans Inc Trust Series 2007-QS8 Class A5, 6% 6/25/2037		686,182	561,202
Residential Accredit Loans, Inc. Trust Series 2005-QS5 Class A4, 5.75% 4/25/2035		15,968	14,620
Residential Accredit Loans, Inc. Trust Series 2006-QA10 Class A2, CME Term SOFR 1 month Index + 0.4745%, 4.4288% 12/25/2036 (c)		91,865	80,366
Residential Accredit Loans, Inc. Trust Series 2006-QS4 Class A4, 6% 4/25/2036		1,164,887	952,614
Residential Accredit Loans, Inc. Trust Series 2007-QS3 Class A5, 6.25% 2/25/2037		1,838,226	1,502,182
Residential Asset Securitization Trust Series 2006-A14C Class 1A2, 6.25% 12/25/2036		918,559	640,671
Residential Asset Securitization Trust Series 2007-A9 Class A1, CME Term SOFR 1 month Index + 0.6645%, 4.6188% 9/25/2037 (c)(d)		2,959,140	730,093
Residential Asset Securitization Trust Series 2007-A9 Class A2, 6.3355% - CME Term SOFR 1 month Index 2.3812% 9/25/2037 (d)(h)		2,959,140	336,429
Residential Mortgage Loan Trust Series 2019-2 Class B2, 6.037% 5/25/2059 (b)		540,000	535,608
Residential Mortgage Loan Trust Series 2019-3 Class B2, 5.664% 9/25/2059 (b)(d)		136,000	135,321
RFMSI Trust Series 2006-SA4 Class 2A1, 5.4348% 11/25/2036 (d)		59,580	49,734
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)		532,692	502,617
Roc Mortgage Trus Series 2025-RTL1 Class A1, 5.625% 2/25/2040 (b)(g)		1,700,000	1,713,974
Rocket Mortgage Trust Series 2024-CES5 Class A1A, 5.846% 8/25/2044 (b)(g)		1,031,164	1,041,869
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (b)(g)		2,816,314	2,836,371
Saco I, Inc. Series 1997-2 Class 1A5, 7% 8/25/2036 (b)(i)		207	196
Saluda Grade Alternative Mortgage Trust Series 2024-RTL4 Class A1, 7.5% 2/25/2030 (b)(d)		404,000	405,407
Saluda Grade Alternative Mortgage Trust Series 2024-RTL5 Class A1, 7.762% 4/25/2030 (b)(g)		233,000	235,145
Santander Mortgage Asset Receivable Trust 2025-Nqm2 Series 2025-NQM2 Class A1, 5.732% 2/25/2065 (b)(d)		270,409	273,305
Santander Mortgage Asset Receivable Trust Series 2025-NQM1 Class A1, 5.545% 1/25/2065 (b)(d)		1,752,731	1,765,180
Santander Mortgage Asset Receivable Trust Series 2025-NQM5 Class A1, 5.067% 8/25/2065 (b)(d)		6,283,036	6,290,755
Santander Mortgage Asset Receivable Trust Series 2025-NQM6 Class A1, 5.138% 11/25/2065 (b)(d)		324,383	325,090
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class B1, 7.2386% 5/25/2065 (b)(d)		1,000,000	1,010,058
Seasoned Loans Structured Transaction Series 2018-1 Series 2025-1 Class A1, 3% 5/25/2035		4,200,115	3,913,309
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)		493	461
Sequoia Mortgage Trust Series 2004-8 Class A2, CME Term SOFR 6 month Index + 1.1683%, 5.2181% 9/20/2034 (c)(d)		2,971	2,748
Sequoia Mortgage Trust Series 2007-3 Class 2AA1, 4.3505% 7/20/2037 (d)		364,235	287,818
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.4268% 11/25/2063 (b)(d)		6,612,355	6,614,268
Sequoia Mortgage Trust Series 2025-2 Class A5, 5.5% 3/25/2055 (b)(d)		1,776,229	1,782,407
SG Residential Mortgage Trust Series 2022-2 Class B1, 5.2837% 8/25/2062 (b)(d)		104,000	102,367
SG Residential Mortgage Trust Series 2022-2 Class M1, 5.2871% 8/25/2062 (b)(d)		485,000	481,886
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 5.2428% 10/25/2034 (d)		453	445
Structured Adjustable Rate Mortgage Loan Trust Series 2007-6 Class 3A1, 4.3248% 7/25/2037 (d)		1,271,610	799,820
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-26A Class 3A5, 5.5456% 9/25/2033 (d)		5,498	5,284
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 1A, 5.7442% 12/25/2033 (d)		10,162	9,717
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 2A, 5.5576% 12/25/2033 (d)		786	751
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.7088% 9/25/2043 (c)(d)		721,342	700,633
Toorak Mortgage Corp Ltd Series 2021-INV1 Class B1, 3.287% 7/25/2056 (b)		100,000	81,997
Toorak Mortgage Trust Series 2024-2 Class A1, 6.329% 10/25/2031 (b)		252,000	253,989
Towd Point Mortgage Trust Series 2016-1 Class B2, 4.4189% 2/25/2055 (b)(d)		500,000	488,709
Towd Point Mortgage Trust Series 2017-FRE2 Class M6, 4% 11/25/2047 (b)(g)		38,897	38,251
Towd Point Mortgage Trust Series 2021-R1 Class A1, 2.9181% 11/30/2060 (b)(d)		994,729	909,228
Towd Point Mortgage Trust Series 2021-R1 Class A2C, 3.3072% 11/30/2060 (b)(d)		877,659	771,197
Towd Point Mortgage Trust Series 2021-SJ2 Class A2, 2.5% 12/25/2061 (b)		1,500,000	1,395,382
Towd Point Mortgage Trust Series 2024-3 Class A1A, 5.0332% 7/25/2065 (b)(d)		3,018,450	3,056,363
Towd Point Mortgage Trust Series 2024-4 Class A1A, 4.5524% 10/27/2064 (b)(d)		11,774,264	11,845,451
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.5786% 10/25/2064 (b)(d)		13,260,088	13,378,064
TRK Trust Series 2021-INV2 Class B1, 4.104% 11/25/2056 (b)		148,000	127,796
Vendee Mortgage Trust Series 1996-2 Class 1Z, 6.75% 6/15/2026		396	398
Vendee Mortgage Trust Series 1998-1 Class 2E, 7% 3/15/2028		3,277	3,329
Vendee Mortgage Trust Series 1999-1 Class 2Z, 6.5% 1/15/2029		613	625
Verus Securitization Tr 2021-8 Series 2021-8 Class A1, 1.824% 11/25/2066 (b)		292,580	273,715
Verus Securitization Trust Series 2021-3 Class B1, 3.203% 6/25/2066 (b)		100,000	76,049
Verus Securitization Trust Series 2022-3 Class B1, 4.0502% 2/25/2067 (b)(d)		158,000	129,842
Verus Securitization Trust Series 2023-2 Class A1, 6.193% 3/25/2068 (b)(d)		253,443	253,399
Verus Securitization Trust Series 2023-2 Class B1, 7.4311% 3/25/2068 (b)(d)		676,000	675,403
Verus Securitization Trust Series 2023-3 Class B1, 7.7162% 3/25/2068 (b)(d)		1,210,000	1,211,407
Verus Securitization Trust Series 2024-4 Class A1, 6.218% 6/25/2069 (b)(g)		984,245	997,675
Verus Securitization Trust Series 2024-5 Class A1, 6.192% 6/25/2069 (b)		2,570,384	2,607,880
Verus Securitization Trust Series 2024-7 Class B1, 6.496% 9/25/2069 (b)		299,000	300,110
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (b)(d)		7,652,484	7,703,171
Verus Securitization Trust Series 2025-2 Class A1, 5.307% 3/25/2070 (b)		3,658,152	3,679,130
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (b)		899,597	908,052
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)		2,685,479	2,710,718
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (b)(g)		3,947,036	3,980,388
Visio Trust Series 2022-1 Class B1, 5.9549% 8/25/2057 (b)(d)		200,000	198,250
Vista Point Securitization Trust Series 2020-2 Class B2, 5.16% 4/25/2065 (b)		357,200	348,402
Wachovia Mortgage Loan Trust Series 2006-AMN1 Class A2, CME Term SOFR 1 month Index + 0.4145%, 4.3688% 8/25/2036 (c)		2,632,233	890,422
WaMu Mortgage MSC Pass Through Certificates Series 2004-RA1 Class 2A, 7% 3/25/2034		1,969	1,991
WaMu Mortgage MSC Pass Through Certificates Series 2005-4 Class CB7, 5.5% 6/25/2035		5,790	5,412
WaMu Mortgage MSC Pass Through Certificates Series 2005-AR1 Class A1A, 4.5888% 12/25/2035 (d)		421,302	366,545
WaMu Mortgage MSC Pass Through Certificates Series 2006-2 Class 3CB, 6% 3/25/2036		1,015,255	812,721
WaMu Mortgage Pass Through Certificates Series 2003-AR8 Class A, 5.4676% 8/25/2033 (d)		1,317	1,258
WaMu Mortgage Pass Through Certificates Series 2003-AR9 Class 1A6, 5.6733% 9/25/2033 (d)		984	943
WaMu Mortgage Pass Through Certificates Series 2004-AR11 Class A, 5.9772% 10/25/2034 (d)		2,668	2,570
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A1, 5.3703% 6/25/2034 (d)		369	345
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A2, 5.3703% 6/25/2034 (d)		3,412	3,149
WaMu Mortgage Pass Through Certificates Series 2004-S2 Class 2A4, 5.5% 6/25/2034		2,779	2,716
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A1B, CME Term SOFR 1 month Index + 0.8545%, 4.8088% 1/25/2045 (c)		660,294	653,372
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A21, CME Term SOFR 1 month Index + 0.7745%, 4.7288% 1/25/2045 (c)(d)		313	309
WaMu Mortgage Pass Through Certificates Series 2006-4 Class 3A1, 7% 5/25/2036 (g)		148,188	135,159
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1A, 6.586% 9/25/2036 (g)		617,300	166,139
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1B, CME Term SOFR 1 month Index + 0.2745%, 4.2288% 9/25/2036 (c)		1,913,529	518,740
WaMu Mortgage Pass Through Certificates Series 2006-8 Class A4, 6.5% 10/25/2036 (g)		234,534	83,307
WaMu Mortgage Pass Through Certificates Series 2007-HY3 Class 4A1, 4.979% 3/25/2037 (d)		1,098	1,011
WaMu Mortgage Pass Through Certificates Series 2007-HY4 Class 1A1, 3.7109% 4/25/2037 (d)		978,184	894,649
WaMu Mortgage Pass Through Certificates Series 2007-OA1 Class 2A, 12 month Average U.S. Treasury Maturity + 0.72%, 4.7981% 12/25/2046 (c)(d)		12,339	10,966
WaMu Mortgage Pass Through Certificates Series 2007-OA2 Class 2A, 12 month Average U.S. Treasury Maturity + 0.7%, 4.7781% 1/25/2047 (c)(d)		504,777	431,890
WaMu Mortgage Pass Through Certificates Series 2007-OA5 Class 1A, 12 month Average U.S. Treasury Maturity + 0.75%, 4.8281% 6/25/2047 (c)(d)		234,995	189,207
WaMu Mortgage Pass Through Certificates Series 2007-OC2 Class A3, CME Term SOFR 1 month Index + 0.7345%, 4.6888% 6/25/2037 (c)		32,558	31,123
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 6.49% 7/25/2034 (d)		595	595
Wells Fargo Mortgage Backed Securities Trust Series 2004-U Class A1, 6.8101% 10/25/2034 (d)		1,424	1,402
TOTAL UNITED STATES			1,041,495,099
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,050,281,585)			1,053,793,097

Commercial Mortgage Securities - 2.8%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
BX Commercial Mortgage Trust Series 2024-PURE Class A, Canadian Overnight Repo Rate + 1.9%, 4.2234% 11/15/2041 (b)(c)(d)	CAD	68,106	48,857
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Acre Commercial Mortgage Ltd Series 2021-FL4 Class C, CME Term SOFR 1 month Index + 2.3645%, 6.3233% 12/18/2037 (b)(c)(d)		230,912	221,898
IRELAND - 0.0%
Caister Finance Dac Series 2025-1A Class C, SONIA Overnight Deposit Rates SWAP + 2.84%, 6.8114% 8/17/2035 (b)(c)(d)	GBP	1,500,000	1,972,574
Last Mile Logistics Pan Euro Finance DAC Series 2021-1X Class E, 3 month EURIBOR + 2.7%, 4.764% 8/17/2033 (c)(d)(e)	EUR	176,734	204,281
Taurs Series 2025-UK2X Class B, SONIA Overnight Deposit Rates SWAP + 2%, 5.9719% 2/18/2035 (c)(d)(e)	GBP	116,365	154,298
Taurus 2025-4 UK DAC Series 2025-UK4 Class B, SONIA Overnight Deposit Rates SWAP + 1.6%, 5.5712% 8/18/2035 (c)(d)(e)	GBP	100,000	132,360
Taurus 2025-4 UK DAC Series 2025-UK4 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 5.9212% 8/18/2035 (c)(d)(e)	GBP	100,000	132,360
Thunder Logistics Series 2024-1X Class B, 3 month EURIBOR + 2.05%, 4.114% 11/17/2036 (c)(d)(e)	EUR	71,578	83,207
UK Logistics DAC Series 2025-2X Class B, SONIA Overnight Deposit Rates SWAP + 1.65%, 5.6214% 8/17/2035 (c)(d)(e)	GBP	145,000	191,922
UK Logistics Series 2024-1X Class A, SONIA Overnight Deposit Rates SWAP + 1.65%, 5.6384% 5/17/2034 (c)(d)(e)	GBP	64,336	85,193
TOTAL IRELAND			2,956,195
LUXEMBOURG - 0.0%
SV Vanir Logistics Finance Sarl Series 2025-1X Class C, 3 month EURIBOR + 1.9%, 0% 7/23/2037 (c)(d)(e)	EUR	100,000	116,035
UNITED KINGDOM - 0.0%
Sage AR Funding No 1 PLC Series 2025-1X Class C, SONIA Overnight Deposit Rates SWAP + 2.4%, 6.3884% 5/17/2037 (c)(d)(e)	GBP	117,497	155,224
Sage AR Funding No 1 PLC Series 2025-1X Class D, SONIA Overnight Deposit Rates SWAP + 3.9%, 7.8884% 5/17/2037 (c)(d)(e)	GBP	101,960	134,450
Together Asset Backed Securitisation PLC Series 2025-CRE1 Class B, SONIA Overnight Deposit Rates SWAP + 1.5%, 5.4747% 1/15/2057 (c)(d)(e)	GBP	100,000	132,986
UK Logistics Dac Series 2024-2A Class C, SONIA Overnight Deposit Rates SWAP + 2.1%, 6.0884% 2/17/2035 (b)(c)(d)	GBP	1,530,768	2,029,777
TOTAL UNITED KINGDOM			2,452,437
UNITED STATES - 2.8%
1345 Trust Series 2025-AOA Class A, CME Term SOFR 1 month Index + 1.6%, 5.559% 6/15/2042 (b)(c)(d)		197,000	197,369
1345 Trust Series 2025-AOA Class E, CME Term SOFR 1 month Index + 4.5%, 8.459% 6/15/2042 (b)(c)(d)		346,000	347,644
20 Times Square Trust Series 2018-20TS Class F, 3.0999% 5/15/2035 (b)(d)(i)		3,016,196	2,707,036
2023-MIC Trust/THE Series 2023-MIC Class A, 8.7315% 12/5/2038 (b)(d)		82,000	88,782
245 Park Avenue Trust Series 2017-245P Class E, 3.7793% 6/5/2037 (b)(d)		1,008,000	959,975
280 Park Avenue Mortgage Trust Series 2017-280P Class A, CME Term SOFR 1 month Index + 0.88%, 5.152% 9/15/2034 (b)(c)(d)		104,000	103,163
280 Park Avenue Mortgage Trust Series 2017-280P Class E, CME Term SOFR 1 month Index + 2.4189%, 6.3909% 9/15/2034 (b)(c)		154,796	151,805
3650r Commercial Mortgage Trust Series 2021-PF1 Class A4, 2.253% 11/15/2054		4,200,000	3,761,930
3650r Commercial Mortgage Trust Series 2021-PF1 Class A5, 2.522% 11/15/2054		1,000,000	893,502
AG Trust Series 2024-NLP Class A, CME Term SOFR 1 month Index + 2.0156%, 5.9746% 7/15/2041 (b)(c)(d)		2,850,994	2,858,157
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)		5,215,000	5,234,535
ALA Trust Series 2025-OANA Class D, CME Term SOFR 1 month Index + 3.0907%, 7.0497% 6/15/2040 (b)(c)(d)		254,000	254,956
AOA Mortgage Trust Series 2025-1301 Class A, 5.0587% 8/11/2042 (b)(d)		155,000	157,986
AOA Mortgage Trust Series 2025-1301 Class E, 7.237% 8/11/2042 (b)(d)		108,000	109,292
AOA Mortgage Trust Series 2025-1301 Class F, 8.1033% 8/11/2042 (b)(d)		1,547,000	1,565,016
Arbor Multifamily Mortgage Securities Trust Series 2021-MF3 Class A5, 2.5747% 10/15/2054 (b)		440,000	398,724
Ares Commercial Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.6916%, 5.6506% 7/15/2041 (b)(c)(d)		430,000	430,402
Ares Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.443%, 5.402% 10/15/2034 (b)(c)(d)		680,000	680,000
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A, CME Term SOFR 1 month Index + 1.227%, 5.186% 12/15/2036 (b)(c)(d)		2,468,048	2,431,027
Atrium Hotel Portfolio Trust Series 2024-ATRM Class A, 5.4092% 11/10/2029 (b)(d)		410,000	419,215
Atrium Hotel Portfolio Trust Series 2024-ATRM Class E, 9.213% 11/10/2029 (b)(d)		84,000	86,239
Atrium Hotel Portfolio Trust Series 2025-ATRM Class A, CME Term SOFR 1 month Index + 1.65%, 5.609% 8/15/2042 (b)(c)(d)		209,000	209,311
Atrium Hotel Portfolio Trust Series 2025-ATRM Class F, CME Term SOFR 1 month Index + 5.5%, 9.459% 8/15/2042 (b)(c)(d)		447,000	446,816
Atrium Hotel Portfolio Trust Series 2025-ATRM Class G, CME Term SOFR 1 month Index + 6.75%, 10.709% 8/15/2042 (b)(c)(d)		83,000	82,966
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)		3,714,891	3,534,575
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)		752,000	702,339
BAMLL Re-REMIC Trust Series 2024-FRR2 Class C, 1.2218% 7/27/2050 (b)(d)		6,500,000	6,054,125
BAMLL Re-REMIC Trust Series 2024-FRR2 Class D, 1.2238% 7/27/2050 (b)(d)		4,000,000	3,661,430
BAMLL Re-REMIC Trust Series 2024-FRR3 Class D, 0.5706% 1/27/2050 (b)(d)		3,000,000	2,776,913
Bamll Series 2024-BHP Class A, CME Term SOFR 1 month Index + 2.35%, 6.309% 8/15/2039 (b)(c)(d)		280,000	280,568
BAMLL Trust Series 2025-ASHF Class A, CME Term SOFR 1 month Index + 1.85%, 5.883% 2/15/2042 (b)(c)(d)		746,000	746,000
BAMLL Trust Series 2025-ASHF Class E, CME Term SOFR 1 month Index + 5.25%, 9.283% 2/15/2042 (b)(c)(d)		300,000	300,028
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060		88,264	87,880
BANK Series 2019-BN19 Class A3, 3.183% 8/15/2061		292,553	277,427
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052		4,086,706	3,886,043
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052		838,000	792,991
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052		326,231	318,094
BANK Series 2020-BN25 Class XB, 0.4362% 1/15/2063 (d)(h)		5,200,000	88,952
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063		8,715,000	7,780,411
BANK Series 2021-BN31 Class XB, 0.8673% 2/15/2054 (d)(h)		7,000,000	246,996
BANK Series 2021-BN32 Class A4, 2.349% 4/15/2054		20,000,000	18,353,716
BANK Series 2021-BN33 Class A4, 2.27% 5/15/2064		9,000,000	8,169,294
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (d)(h)		13,313,923	508,959
BANK Series 2021-BN34 Class XB, 0.5095% 6/15/2063 (d)(h)		171,794,000	4,119,775
BANK Series 2021-BN35 Class C, 2.902% 6/15/2064		123,000	105,139
BANK Series 2022-BNK44 Class A5, 5.9349% 11/15/2055 (d)		1,700,000	1,811,816
Bay 2025-Livn Mortgage Trust Series 2025-LIVN Class A, CME Term SOFR 1 month Index + 1.8%, 5.759% 5/15/2035 (b)(c)(d)		1,123,000	1,124,251
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.6688% 11/25/2035 (b)(c)(d)		9,988	9,837
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.6538% 1/25/2036 (b)(c)(d)		23,507	22,503
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.7438% 1/25/2036 (b)(c)(d)		7,588	7,271
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.4738% 12/25/2036 (b)(c)(d)		51,387	49,213
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.4738% 3/25/2037 (b)(c)(d)		12,641	12,134
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.4738% 7/25/2037 (b)(c)(d)		42,543	39,942
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.5488% 7/25/2037 (b)(c)(d)		39,318	36,247
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.6238% 7/25/2037 (b)(c)(d)		13,383	12,697
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.5038% 7/25/2037 (b)(c)(d)		13,935	13,280
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.5338% 7/25/2037 (b)(c)(d)		7,385	6,822
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.5788% 7/25/2037 (b)(c)(d)		7,899	7,225
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.6238% 7/25/2037 (b)(c)(d)		12,650	11,781
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.8188% 7/25/2037 (b)(c)(d)		19,971	18,841
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.9688% 7/25/2037 (b)(c)(d)		13,359	14,842
BBCCRE Trust Series 2015-GTP Class A, 3.966% 8/10/2033 (b)		274,000	253,525
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (b)(d)		4,500,000	4,207,861
BBCMS Mortgage Trust Series 2018-TALL Class A, CME Term SOFR 1 month Index + 0.872%, 4.878% 3/15/2037 (b)(c)(d)		525,000	493,569
BBCMS Mortgage Trust Series 2019-C4 Class A4, 2.661% 8/15/2052		3,471,290	3,319,713
BBCMS Mortgage Trust Series 2021-C9 Class A4, 2.021% 2/15/2054		9,940,254	8,989,358
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2959% 9/15/2056 (d)		1,600,000	1,718,961
BBCMS Mortgage Trust Series 2024-5C29 Class XB, 1.0114% 9/15/2057 (d)(h)		147,436,000	5,228,906
BBCMS Mortgage Trust Series 2025-C35 Class A5, 5.586% 7/15/2058		743,000	789,773
BBCMS Mortgage Trust Series 2025-C35 Class AS, 5.843% 7/15/2058		101,000	106,813
BBCMS Mortgage Trust Series 2025-C35 Class D, 4.5% 7/15/2058 (b)		111,000	84,630
Benchmark Mortgage Trust Series 2018-B2 Class A4, 3.6147% 2/15/2051		3,500,000	3,460,493
Benchmark Mortgage Trust Series 2018-B4 Class A2, 3.976% 7/15/2051		1,329,750	1,319,842
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051		949,000	944,530
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062		2,373,000	2,328,028
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0628% 8/15/2052 (d)(h)		34,577,081	880,837
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057		7,629,000	7,260,361
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (d)(h)		19,617,918	392,441
Benchmark Mortgage Trust Series 2020-B16 Class A4, 2.483% 2/15/2053		3,200,000	2,994,544
Benchmark Mortgage Trust Series 2020-B18 Class A4, 1.672% 7/15/2053		10,000,000	8,964,237
Benchmark Mortgage Trust Series 2020-B19 Class A3, 1.787% 9/15/2053		5,800,000	5,616,011
Benchmark Mortgage Trust Series 2020-B19 Class A4, 1.546% 9/15/2053		12,500,000	11,345,464
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053		69,000	61,125
Benchmark Mortgage Trust Series 2020-B22 Class A4, 1.685% 1/15/2054		3,175,000	2,832,264
Benchmark Mortgage Trust Series 2021-B23 Class A4A1, 1.823% 2/15/2054		2,000,000	1,765,492
Benchmark Mortgage Trust Series 2021-B24 Class A4, 2.2638% 3/15/2054		5,800,000	5,268,772
Benchmark Mortgage Trust Series 2021-B26 Class A4, 2.295% 6/15/2054		8,800,000	8,021,120
Benchmark Mortgage Trust Series 2023-V2 Class A3, 5.8118% 5/15/2055		13,000,000	13,437,806
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057		4,400,000	4,585,469
Benchmark Mortgage Trust Series 2025-V14 Class A4, 5.6599% 4/15/2057		11,710,000	12,298,885
Benchmark Mortgage Trust Series 2025-V18 Class A3, 5.1837% 10/15/2058		326,000	337,551
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.6346% 10/15/2058 (b)(d)(h)		28,892,000	574,951
BFLD Commercial Mortgage Trust Series 2024-UNIV Class A, CME Term SOFR 1 month Index + 1.4925%, 5.4515% 11/15/2041 (b)(c)(d)		210,000	208,564
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.5985% 11/15/2041 (b)(c)(d)		134,000	134,047
BFLD Commercial Mortgage Trust Series 2025-5MW Class A, 4.6742% 10/10/2042 (b)(d)		161,000	161,729
BFLD Commercial Mortgage Trust Series 2025-5MW Class E, 7.9126% 10/10/2042 (b)(d)		115,000	116,650
BFLD Commercial Mortgage Trust Series 2025-660F Class A, CME Term SOFR 1 month Index + 1.5%, 5.4646% 11/15/2042 (b)(c)(d)		744,000	744,930
BFLD Commercial Mortgage Trust Series 2025-660F Class D, CME Term SOFR 1 month Index + 2.75%, 6.7146% 11/15/2042 (b)(c)(d)		168,000	168,315
BFLD Trust Series 2024-VICT Class A, CME Term SOFR 1 month Index + 1.89%, 5.849% 7/15/2041 (b)(c)(d)		2,906,000	2,915,064
BFLD Trust Series 2024-WRHS Class A, CME Term SOFR 1 month Index + 1.4921%, 5.4511% 7/15/2039 (b)(c)(d)		834,297	834,297
BFLD Trust Series 2025-EWEST Class A, CME Term SOFR 1 month Index + 1.55%, 5.509% 6/15/2042 (b)(c)(d)		734,000	735,942
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A, CME Term SOFR 1 month Index + 1.85%, 5.809% 8/15/2042 (b)(c)(d)		274,000	274,514
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)		8,921,000	8,848,720
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)		2,846,482	2,846,482
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5B13, 2.1649% 5/25/2052 (b)(d)		4,000,000	3,565,484
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5D1, 0% 5/25/2052 (b)(j)		4,000,000	3,009,497
BMD2 Re-Remic Trust Series 2019-FRR1 Class 6C, 0% 5/25/2052 (b)(j)		4,200,000	3,242,973
BMO Mortgage Trust Series 2022-C1 Class A4, 3.119% 2/17/2055		6,200,000	5,747,881
BMO Mortgage Trust Series 2023-5C1 Class A3, 6.534% 8/15/2056		10,000,000	10,486,868
BMO Mortgage Trust Series 2023-C5 Class A2, 6.5176% 6/15/2056		8,500,000	8,757,085
BMO Mortgage Trust Series 2025-5C12 Class A3, 5.18% 10/15/2058		17,950,000	18,530,807
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9681% 10/15/2058 (d)(h)		5,700,000	200,557
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (d)		6,700,000	7,043,237
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)		4,040,000	4,039,998
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.6005% 6/15/2041 (b)(c)(d)		1,590,000	1,589,999
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.8002% 6/15/2041 (b)(c)(d)		1,060,000	1,060,330
BMP Series 2024-MF23 Class D, CME Term SOFR 1 month Index + 2.3905%, 6.3495% 6/15/2041 (b)(c)(d)		1,463,000	1,463,912
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.348% 6/15/2041 (b)(c)(d)		124,000	123,845
Boca Commercial Mortgage Trust 2024-Boca Series 2024-BOCA Class A, CME Term SOFR 1 month Index + 1.9207%, 5.8796% 8/15/2041 (b)(c)(d)		100,000	100,125
Bpr Coml Mtg Trust Series 2025-STAR Class A, 5.112% 11/5/2042 (b)(d)		190,000	192,135
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(d)		100,000	102,266
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (b)(d)		500,000	514,706
BPR Trust Series 2023-STON Class A, 7.497% 12/5/2039 (b)		304,000	315,730
BPR Trust Series 2024-PMDW Class A, 5.358% 11/5/2041 (b)(d)		40,000	41,068
Brck Trust Series 2025-830B Class A, 4.9556% 12/10/2030 (b)(d)		242,000	242,000
Brck Trust Series 2025-830B Class E, 7.5058% 12/10/2030 (b)(d)		388,000	388,000
Brck Trust Series 2025-830B Class F, 8.4001% 12/10/2030 (b)(d)		194,000	194,000
Bres Coml Mtg Trust Series 2025-ATCAP Class A, CME Term SOFR 1 month Index + 1.4938%, 5.4711% 11/15/2042 (b)(c)(d)		393,000	391,748
BSTN Commercial Mortgage Trust Series 2025-1C Class A, 5.369% 6/15/2044 (b)(d)		384,000	397,591
BSTN Commercial Mortgage Trust Series 2025-1C Class C, 6.2363% 6/15/2044 (b)(d)		344,000	360,031
BSTN Commercial Mortgage Trust Series 2025-1C Class D, 6.7168% 6/15/2044 (b)(d)		335,000	348,472
BWAY Mortgage Trust Series 2013-1515 Class F, 3.927% 3/10/2033 (b)(d)		146,276	123,447
Bway Trust Series 2025-1535 Class A, 6.309% 5/5/2042 (b)(d)		62,000	64,451
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(d)		3,724,060	3,725,219
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class A, CME Term SOFR 1 month Index + 1.541%, 5.5% 5/15/2034 (b)(c)(d)		167,791	167,791
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)		14,067,512	14,067,508
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.6488% 3/15/2041 (b)(c)(d)		682,848	683,700
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)		7,343,801	7,343,799
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(d)		6,789,265	6,793,499
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (b)(c)(d)		2,920,073	2,903,884
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (b)(c)(d)		4,464,000	4,420,213
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (b)(c)(d)		2,952,000	2,917,450
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (b)(c)(d)		3,099,000	3,047,456
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 6.8935% 12/15/2038 (b)(c)(d)		4,398,225	4,390,036
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)		8,126,000	8,110,902
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.9723% 10/15/2036 (b)(c)(d)		1,201,000	1,197,257
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.1721% 10/15/2036 (b)(c)(d)		1,607,000	1,599,988
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.3718% 10/15/2036 (b)(c)(d)		1,560,000	1,552,221
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.021% 10/15/2036 (b)(c)(d)		5,425,000	5,404,710
BX Commercial Mortgage Trust Series 2022-CSMO Class B, CME Term SOFR 1 month Index + 3.1407%, 7.0997% 6/15/2027 (b)(c)(d)		1,081,800	1,087,199
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)		232,484	232,049
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)		3,670,977	3,670,977
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(d)		713,145	713,144
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.5991% 12/9/2040 (b)(c)(d)		386,645	386,886
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.5478% 12/9/2040 (b)(c)(d)		214,803	215,003
BX Commercial Mortgage Trust Series 2024-AIR2 Class A, CME Term SOFR 1 month Index + 1.4923%, 5.4513% 10/15/2041 (b)(c)(d)		6,109,978	6,117,602
BX Commercial Mortgage Trust Series 2024-AIRC Class A, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 8/15/2041 (b)(c)(d)		5,489,849	5,496,700
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)		1,377,363	1,368,260
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 5.6013% 12/15/2039 (b)(c)(d)		116,386	116,494
BX Commercial Mortgage Trust Series 2024-MF Class A, CME Term SOFR 1 month Index + 1.4416%, 5.4006% 2/15/2039 (b)(c)(d)		115,109	115,109
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.6973% 2/15/2039 (b)(c)(d)		154,069	154,190
BX Commercial Mortgage Trust Series 2024-PALM Class A, CME Term SOFR 1 month Index + 1.541%, 5.5% 6/15/2037 (b)(c)(d)		605,769	606,147
BX Commercial Mortgage Trust Series 2024-PALM Class D, CME Term SOFR 1 month Index + 2.64%, 6.599% 6/15/2037 (b)(c)(d)		2,116,437	2,117,615
BX Commercial Mortgage Trust Series 2025-BCAT Class A, CME Term SOFR 1 month Index + 1.38%, 5.339% 8/15/2042 (b)(c)(d)		316,234	316,234
BX Commercial Mortgage Trust Series 2025-BCAT Class B, CME Term SOFR 1 month Index + 1.55%, 5.509% 8/15/2042 (b)(c)(d)		95,828	95,828
BX Commercial Mortgage Trust Series 2025-BCAT Class C, CME Term SOFR 1 month Index + 1.9%, 5.859% 8/15/2042 (b)(c)(d)		95,828	95,828
BX Commercial Mortgage Trust Series 2025-BCAT Class E, CME Term SOFR 1 month Index + 3.5%, 7.459% 8/15/2042 (b)(c)(d)		259,695	259,172
BX Commercial Mortgage Trust Series 2025-COPT Class A, CME Term SOFR 1 month Index + 1.75%, 5.709% 8/15/2042 (b)(c)(d)		1,595,000	1,595,994
Bx Commercial Mortgage Trust Series 2025-JDI Class A, CME Term SOFR 1 month Index + 1.4%, 5.4% 11/15/2042 (b)(c)(d)		758,000	758,946
Bx Commercial Mortgage Trust Series 2025-JDI Class E, CME Term SOFR 1 month Index + 3.4%, 7.4% 11/15/2042 (b)(c)(d)		172,000	172,430
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)		1,915,000	1,914,999
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.259% 6/15/2035 (b)(c)(d)		897,000	896,385
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)		4,140,000	3,823,738
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.8484% 6/15/2041 (b)(c)(d)		220,000	218,764
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.8968% 6/15/2041 (b)(c)(d)		390,000	390,464
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)		7,488,333	7,488,333
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.6505% 4/15/2041 (b)(c)(d)		1,172,689	1,173,054
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.9001% 4/15/2041 (b)(c)(d)		973,635	974,242
BX Trust 2024-CNY Series 2024-CNYN Class D, CME Term SOFR 1 month Index + 2.6901%, 6.6491% 4/15/2041 (b)(c)(d)		1,083,980	1,085,332
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.6476% 4/15/2041 (b)(c)(d)		106,018	105,496
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)		13,625,857	13,600,310
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)		1,455,324	1,451,689
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(d)		2,051,001	2,045,878
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.9003% 3/15/2030 (b)(c)(d)		722,183	717,674
BX Trust 2025-VLT6 Series 2025-VLT6 Class A, CME Term SOFR 1 month Index + 1.4432%, 5.4022% 3/15/2042 (b)(c)(d)		275,000	274,142
BX Trust 2025-VLT6 Series 2025-VLT6 Class B, CME Term SOFR 1 month Index + 1.8926%, 5.8515% 3/15/2042 (b)(c)(d)		3,000,000	2,986,890
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (b)(d)		2,635,000	2,494,147
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.3235% 11/15/2038 (b)(c)(d)		546,113	545,743
BX Trust Series 2021-ARIA Class A, CME Term SOFR 1 month Index + 1.0136%, 4.9726% 10/15/2036 (b)(c)(d)		129,000	128,920
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)		1,575,697	1,571,792
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)		1,559,000	1,557,084
BX Trust Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 6.3235% 1/15/2034 (b)(c)(d)		66,555	66,515
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 1/15/2034 (b)(c)(d)		40,957	40,923
BX Trust Series 2021-VIEW Class F, CME Term SOFR 1 month Index + 4.0445%, 8.0035% 6/15/2036 (b)(c)(d)		61,000	60,727
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.762% 10/15/2038 (b)(c)(d)		442,017	441,466
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.899% 4/15/2037 (b)(c)(d)		2,788,100	2,789,836
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.249% 4/15/2037 (b)(c)(d)		629,300	629,888
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.798% 4/15/2037 (b)(c)(d)		526,399	527,055
BX Trust Series 2022-LBA6 Class A, CME Term SOFR 1 month Index + 1%, 4.959% 1/15/2039 (b)(c)(d)		6,750,000	6,741,588
BX Trust Series 2023-DELC Class A, CME Term SOFR 1 month Index + 2.69%, 6.649% 5/15/2038 (b)(c)(d)		1,250,000	1,249,996
BX Trust Series 2024-BRBK Class A, CME Term SOFR 1 month Index + 2.8796%, 6.8422% 10/15/2041 (b)(c)(d)		460,000	461,150
BX Trust Series 2024-BRBK Class B, CME Term SOFR 1 month Index + 3.9266%, 7.8892% 10/15/2041 (b)(c)(d)		1,199,000	1,199,002
BX Trust Series 2024-BRBK Class D, CME Term SOFR 1 month Index + 5.9705%, 9.9331% 10/15/2041 (b)(c)(d)		21,000	20,903
BX Trust Series 2024-PAT Class A, CME Term SOFR 1 month Index + 2.09%, 6.049% 3/15/2041 (b)(c)(d)		150,000	150,000
BX Trust Series 2024-PAT Class C, CME Term SOFR 1 month Index + 4.439%, 8.398% 3/15/2041 (b)(c)(d)		321,000	320,999
BX Trust Series 2024-PAT Class D, CME Term SOFR 1 month Index + 5.389%, 9.348% 3/15/2041 (b)(c)(d)		155,000	154,999
BX Trust Series 2024-VLT4 Class A, CME Term SOFR 1 month Index + 1.4914%, 5.4504% 6/15/2041 (b)(c)(d)		899,000	896,074
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)		6,519,447	6,521,485
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.7505% 2/15/2039 (b)(c)(d)		795,326	796,318
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.0986% 2/15/2039 (b)(c)(d)		361,934	362,611
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.147% 2/15/2039 (b)(c)(d)		194,887	195,140
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)		1,912,396	1,912,991
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.8998% 3/15/2041 (b)(c)(d)		2,539,100	2,540,682
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)		4,360,000	4,351,498
Bx Trust Series 2025-LIFE Class A, 5.8836% 6/13/2047 (b)(d)		689,000	710,473
Bx Trust Series 2025-LUNR Class A, 5.459% 6/15/2040 (b)(d)		75,453	75,453
BX Trust Series 2025-OMG Class A, CME Term SOFR 1 month Index + 1.35%, 5.309% 10/15/2042 (b)(c)(d)		250,000	250,313
BX Trust Series 2025-VLT7 Class B, CME Term SOFR 1 month Index + 2%, 5.959% 7/15/2044 (b)(c)(d)		1,175,000	1,175,368
BX Trust Series 2025-VOLT Class A, CME Term SOFR 1 month Index + 1.7%, 5.7% 12/15/2044 (b)(c)(d)		314,000	313,804
CALI Mortgage Trust Series 2024-SUN Class A, CME Term SOFR 1 month Index + 1.8911%, 5.863% 7/15/2041 (b)(c)(d)		320,000	320,199
CAMB Commercial Mortgage Trust Series 2021-CX2 Class A, 2.7% 11/10/2046 (b)		4,000,000	3,477,457
CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.283% 11/15/2050		3,909,496	3,835,938
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050		2,697,123	2,649,255
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050		1,000,000	984,199
CD Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/2050		964,022	957,143
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)		4,049,000	4,120,378
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)		16,425,954	14,022,313
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (b)		6,398,200	5,353,170
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)		8,357,192	6,821,631
CF Series 2019-CF2 Class A4, 2.6236% 11/15/2052		748,970	711,425
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.0798% 12/15/2047 (b)(d)		27,696	27,307
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2, 2.95% 11/10/2049		895,411	889,382
CFMT Trust Series 2021-FRR1 Class AK99, 0% 9/29/2029 (b)		5,353,696	4,194,532
CFMT Trust Series 2021-FRR1 Class BK54, 0% 2/28/2026 (b)		659,122	647,712
CFMT Trust Series 2021-FRR1 Class BK58, 2.3868% 9/29/2029 (b)(d)		327,366	311,087
CFMT Trust Series 2021-FRR1 Class BK98, 0% 8/29/2029 (b)		2,368,616	1,837,021
CFMT Trust Series 2021-FRR1 Class BK99, 0% 9/29/2029 (b)(i)		447,606	316,694
CFMT Trust Series 2021-FRR1 Class CK54, 0% 2/28/2026 (b)		204,787	200,596
CFMT Trust Series 2021-FRR1 Class CKW1, 0% 1/29/2026 (b)		263,297	260,211
CFSP Mortgage Trust Series 2024-AHP1 Class A, 6.5% 4/15/2037		570,814	554,012
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050		856,433	842,367
CHI Commercial Mortgage Trust Series 2025-110W Class A, 5.1022% 12/13/2040 (b)(d)		332,000	333,379
CHI Commercial Mortgage Trust Series 2025-110W Class D, 6.6286% 12/13/2040 (b)(d)		214,000	214,586
Cip Commercial Mortgage Trust Series 2025-SBAY Class A, CME Term SOFR 1 month Index + 1.4%, 5.5% 10/15/2037 (b)(c)(d)		926,000	926,578
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.85% 10/15/2037 (b)(c)(d)		527,000	527,632
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A3, 2.575% 8/10/2049		2,336,260	2,312,787
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.545% 12/10/2049 (d)(h)		11,880,133	38,518
COMM Mortgage Trust Series 2016-787S Class A, 3.545% 2/10/2036 (b)		4,035,000	4,004,175
COMM Mortgage Trust Series 2016-COR1 Class A3, 2.826% 10/10/2049		7,366,360	7,297,569
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050		4,000,000	3,957,121
COMM Mortgage Trust Series 2017-COR2 Class A3, 3.51% 9/10/2050		11,380,000	11,213,217
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050		395,403	392,242
COMM Mortgage Trust Series 2018-HOME Class A, 3.8151% 4/10/2033 (b)(d)		699,201	687,284
COMM Mortgage Trust Series 2024-277P Class A, 6.338% 8/10/2044 (b)		1,800,000	1,899,345
COMM Mortgage Trust Series 2024-277P Class X, 0.661% 8/10/2044 (b)(d)(h)		5,900,000	143,968
COMM Mortgage Trust Series 2024-CBM Class A2, 5.867% 12/10/2041 (b)(d)		110,000	112,398
COMM Mortgage Trust Series 2024-WCL1 Class A, CME Term SOFR 1 month Index + 1.841%, 5.8% 6/15/2041 (b)(c)(d)		400,000	400,865
COMM Mortgage Trust Series 2024-WCL1 Class B, CME Term SOFR 1 month Index + 2.59%, 6.549% 6/15/2041 (b)(c)(d)		237,000	236,111
COMM Mortgage Trust Series 2024-WCL1 Class E, CME Term SOFR 1 month Index + 4.487%, 8.446% 6/15/2041 (b)(c)(d)		159,000	158,189
Comm Mortgage Trust Series 2025-167G Class A, 5.5027% 8/10/2040 (b)		160,000	161,282
Comm Mortgage Trust Series 2025-167G Class E, 8.2011% 8/10/2040 (b)(d)		125,000	125,624
Comm Mortgage Trust Series 2025-167G Class F, 9.1586% 8/10/2040 (b)(d)		108,000	108,521
COMM Mortgage Trust Series 2025-SBX Class B, 5.7338% 8/10/2041 (b)(d)		74,000	74,392
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052		3,181,000	3,188,585
Cone Trust Series 2024-DFW1 Class A, CME Term SOFR 1 month Index + 1.6417%, 5.6007% 8/15/2041 (b)(c)(d)		320,000	319,600
Cone Trust Series 2024-DFW1 Class D, CME Term SOFR 1 month Index + 3.0397%, 6.9987% 8/15/2041 (b)(c)(d)		43,000	42,906
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.8474% 8/15/2041 (b)(c)(d)		315,000	314,411
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class A, CME Term SOFR 1 month Index + 1.1814%, 5.1403% 6/15/2034 (b)(c)		97,725	95,478
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049		880,352	877,054
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/2049		1,749,284	1,740,487
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A2, 2.4862% 3/15/2054		14,793,801	13,802,687
CSMC Trust Series 2014-USA Class A2, 3.953% 9/15/2037 (b)		5,001,000	4,625,087
CSMC Trust Series 2014-USA Class D, 4.3733% 9/15/2037 (b)		3,944,000	3,270,713
CSMC Trust Series 2016-NXSR Class A4, 3.7948% 12/15/2049		2,000,000	1,986,544
CSMC Trust Series 2021-ADV Class A, CME Term SOFR 1 month Index + 1.5145%, 5.4735% 7/15/2038 (b)(c)(d)		500,000	456,857
CSMC Trust Series 2021-BHAR Class A, CME Term SOFR 1 month Index + 1.2645%, 5.2235% 11/15/2038 (b)(c)(d)		228,000	226,653
Cstl Coml Mtg Trust Series 2025-GATE2 Class A, 4.5605% 11/10/2042 (b)(d)		110,000	110,006
Cstl Coml Mtg Trust Series 2025-GATE2 Class D, 5.6289% 11/10/2042 (b)(d)		200,000	200,054
Cstl Coml Mtg Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (b)(d)		5,495,000	5,496,467
Cstl Commercial Mortgage Trust Series 2024-GATE Class A, 4.9232% 11/10/2041 (b)(d)		440,000	443,203
DBC Mortgage Trust Series 2025-DBC Class A, CME Term SOFR 1 month Index + 1.35%, 5.4% 11/15/2042 (b)(c)(d)		1,000,000	1,000,000
DBC Mortgage Trust Series 2025-DBC Class C, CME Term SOFR 1 month Index + 2.05%, 6.1% 11/15/2042 (b)(c)(d)		251,000	251,313
DBGS Mortgage Trust Series 2024-SBL Class A, CME Term SOFR 1 month Index + 1.8821%, 5.8411% 8/15/2034 (b)(c)(d)		812,000	811,493
DBSG Mortgage Trust Series 2024-ALTA Class A, 5.9456% 6/10/2037 (b)(d)		121,211	123,111
DBWF Mortgage Trust Series 2016-85T Class A, 3.791% 12/10/2036 (b)		1,390,000	1,370,846
DC Commercial Mortgage Trust Series 2024-HLTN Class A, 5.727% 4/13/2040 (b)(d)		30,000	30,395
DC Commercial Mortgage Trust Series 2024-HLTN Class F, 10.305% 4/13/2040 (b)(d)		88,000	87,851
DK Trust Series 2024-SPBX Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 3/15/2034 (b)(c)(d)		197,000	197,061
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.959% 3/15/2034 (b)(c)(d)		559,000	559,896
DK Trust Series 2025-LXP Class A, CME Term SOFR 1 month Index + 1.593%, 5.5556% 8/15/2037 (b)(c)(d)		125,000	125,078
DK Trust Series 2025-LXP Class D, CME Term SOFR 1 month Index + 2.891%, 6.8536% 8/15/2037 (b)(c)(d)		84,000	84,105
DOLP Trust Series 2021-NYC Class A, 2.956% 5/10/2041 (b)		8,810,000	7,929,949
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)		1,752,000	1,802,955
Durst Commercial Mortgage Trust Series 2025-151 Class A, 5.3169% 8/10/2042 (b)(d)		137,000	139,991
Durst Commercial Mortgage Trust Series 2025-151 Class D, 6.7911% 8/10/2042 (b)(d)		262,000	271,487
Elm Trust Series 2024-ELM Class A10, 5.9942% 6/10/2039 (b)(d)		460,000	462,736
Elm Trust Series 2024-ELM Class A15, 5.9942% 6/10/2039 (b)(d)		460,000	462,736
Elm Trust Series 2024-ELM Class E10, 7.786% 6/10/2039 (b)(d)		514,000	515,806
Elm Trust Series 2024-ELM Class XP10, 0.2345% 6/10/2039 (b)(d)(h)		2,414,000	2,815
Elm Trust Series 2024-ELM Class XP15, 1.5612% 6/10/2039 (b)(d)(h)		2,185,000	16,963
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (b)		2,195,000	2,204,707
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(d)		705,000	722,857
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)		5,262,000	5,270,211
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)		1,555,000	1,557,912
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.809% 10/15/2042 (b)(c)(d)		580,000	581,824
Fannie Mae Guaranteed REMIC Series 2015-M10 Class A2, 3.092% 4/25/2027		112,108	111,032
Fannie Mae Guaranteed REMIC Series 2016-M6 Class A2, 2.488% 5/25/2026		151,683	150,339
Fannie Mae Guaranteed REMIC Series 2016-M7 Class A2, 2.4994% 9/25/2026		151,531	150,082
Fannie Mae Guaranteed REMIC Series 2017-M1 Class A2, 2.5005% 10/25/2026 (d)		199,984	197,164
Fannie Mae Guaranteed REMIC Series 2017-M3 Class A2, 2.4738% 12/25/2026 (d)		294,900	290,615
Fannie Mae Guaranteed REMIC Series 2017-M5 Class A2, 3.0463% 4/25/2029 (d)		393,379	383,816
Fannie Mae Guaranteed REMIC Series 2017-M8 Class A2, 3.061% 5/25/2027		191,276	189,156
Fannie Mae Guaranteed REMIC Series 2017-T1 Class A, 2.898% 6/25/2027		2,877,832	2,831,511
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.3543% 7/25/2028 (d)		589,086	584,322
Fannie Mae Guaranteed REMIC Series 2018-M14 Class A2, 3.5773% 8/25/2028 (d)		964,257	955,724
Fannie Mae Guaranteed REMIC Series 2018-M2 Class A2, 2.9048% 1/25/2028 (d)		674,307	661,678
Fannie Mae Guaranteed REMIC Series 2018-M3 Class A2, 3.0742% 2/25/2030 (d)		699,635	677,394
Fannie Mae Guaranteed REMIC Series 2018-M4 Class A2, 3.0573% 3/25/2028 (d)		200,668	197,635
Fannie Mae Guaranteed REMIC Series 2018-M7 Class A2, 3.127% 3/25/2028 (d)		779,684	767,627
Fannie Mae Guaranteed REMIC Series 2019-M12 Class A2, 2.885% 6/25/2029 (d)		778,862	752,409
Fannie Mae Guaranteed REMIC Series 2019-M7 Class A2, 3.143% 4/25/2029		463,573	452,293
Fannie Mae Guaranteed REMIC Series 2020-M50 Class A2, 1.2% 10/25/2030		140,639	135,109
Fannie Mae Guaranteed REMIC Series 2020-M50 Class X1, 1.8184% 10/25/2030 (d)(h)		2,281,288	80,741
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8674% 10/25/2031 (d)		200,000	178,228
Fannie Mae Guaranteed REMIC Series 2022-M2S Class A2, 3.7591% 8/25/2032 (d)		412,499	401,195
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6482% 4/25/2033 (d)		600,000	609,379
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6252% 3/25/2033 (d)		800,000	812,765
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035		3,300,000	3,299,513
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8748% 9/25/2030 (d)		567,248	563,144
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class 2A1, 1.594% 11/25/2028		125,167	118,074
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class X2, 1.9746% 11/25/2028 (d)(h)		1,016,120	39,661
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030		9,400,000	9,602,087
Fannie Mae Series 2022-M10 Class A2, 1.992% 1/25/2032 (d)		9,000,000	7,999,056
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class A, CME Term SOFR 1 month Index + 1.45%, 5.409% 12/15/2039 (b)(c)(d)		1,930,000	1,932,402
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.609% 12/15/2039 (b)(c)(d)		137,000	138,172
Freddie Mac Mscr Trust Mn12 Series 2025-MN12 Class M2, U.S. 30-Day Avg. SOFR Index + 2.75%, 6.8325% 11/25/2045 (b)(c)(d)		4,000,000	3,999,988
Freddie Mac MSCR Trust Series 2023-MN7 Class M2, U.S. 30-Day Avg. SOFR Index + 5.7%, 9.7718% 9/25/2043 (b)(c)(d)		1,030,000	1,109,847
Freddie Mac MSCR Trust Series 2025-MN11 Class M2, U.S. 30-Day Avg. SOFR Index + 2.65%, 6.7218% 7/25/2045 (b)(c)(d)		1,875,000	1,873,555
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1 Class M2, U.S. 30-Day Avg. SOFR Index + 3.75%, 7.8218% 1/25/2051 (b)(c)(d)		4,893,281	5,053,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026		2,710,511	2,700,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K152 Class A2, 3.08% 1/25/2031		258,704	248,395
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-KS06 Class A2, 2.72% 7/25/2026		294,893	292,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027		194,050	192,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027		300,000	297,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027		1,167,491	1,154,409
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027		5,976,848	5,920,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027		2,100,000	2,080,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027		3,300,000	3,275,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028		3,600,000	3,568,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028		8,300,000	8,259,467
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028		1,600,000	1,602,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028		5,300,000	5,305,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028		1,200,000	1,202,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028		1,500,000	1,509,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-W5FX Class AFX, 3.3361% 4/25/2028 (d)		289,920	286,260
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K095 Class X1, 0.9385% 6/25/2029 (d)(h)		13,344,686	378,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KJ26 Class A2, 2.606% 7/25/2027		218,157	215,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KL05 Class X1P, 0.8924% 6/25/2029 (d)(h)		5,143,082	147,995
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KS11 Class AFX2, 2.654% 6/25/2029		1,462,765	1,399,957
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-1515 Class A2, 1.94% 2/25/2035		1,053,190	869,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K106 Class X1, 1.3149% 1/25/2030 (d)(h)		56,605,041	2,677,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027		3,100,000	2,976,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KX04 Class XFX, 1.592% 1/25/2034 (d)(h)		3,951,193	131,278
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-Q014 Class X, 2.7718% 10/25/2055 (d)(h)		614,252	88,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-1520 Class X3, 3.1993% 4/25/2039 (d)(h)		130,186	30,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class X3, 2.7805% 4/25/2031 (d)(h)		375,930	46,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031		1,200,000	1,082,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K741 Class X1, 0.5581% 12/25/2027 (d)(h)		138,627,116	1,294,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028		1,200,000	1,144,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032		9,000,000	8,115,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K142 Class AM, 2.4% 3/25/2032		643,616	581,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032		546,050	499,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class A2, 2.92% 6/25/2032		394,946	368,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class AM, 2.92% 7/25/2032		380,318	352,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K-153 Class A2, 3.82% 12/25/2032		731,382	716,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030		2,200,000	2,238,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KJ48 Class A2, 5.028% 10/25/2031		96,000	99,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (c)(d)		4,888,172	4,879,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-P015 Class A1, 4.4483% 11/25/2032 (d)		62,009	62,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-Q029 Class A, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.7519% 8/25/2027 (c)(d)		6,649,173	6,647,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)		1,500,000	1,522,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)		1,400,000	1,423,277
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.7319% 3/25/2030 (c)(d)		3,698,735	3,698,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030		7,200,000	7,326,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)		1,500,000	1,521,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030		15,300,000	15,300,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032		2,900,000	2,941,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032		6,300,000	6,370,563
FREMF Mortgage Trust Series 2016-K55 Class B, 4.1769% 4/25/2049 (b)(d)		292,553	291,354
FREMF Mortgage Trust Series 2016-K56 Class B, 3.9531% 6/25/2049 (b)(d)		103,827	103,147
FREMF Mortgage Trust Series 2016-K58 Class C, 3.7372% 9/25/2049 (b)(d)		3,090,000	3,057,517
FREMF Mortgage Trust Series 2016-K59 Class B, 3.5667% 11/25/2049 (b)(d)		137,909	136,596
FREMF Mortgage Trust Series 2017-K61 Class C, 3.6992% 12/25/2049 (b)(d)		156,369	153,818
FREMF Mortgage Trust Series 2017-K63 Class B, 4.0126% 2/25/2050 (b)(d)		347,991	344,721
FREMF Mortgage Trust Series 2017-K63 Class C, 3.8796% 2/25/2050 (b)(d)		146,276	144,387
FREMF Mortgage Trust Series 2017-K68 Class B, 3.9715% 10/25/2049 (b)(d)		275,672	272,309
FREMF Mortgage Trust Series 2018-K74 Class B, 4.2299% 2/25/2051 (b)(d)		292,553	289,153
FREMF Mortgage Trust Series 2018-K85 Class C, 4.4637% 12/25/2050 (b)(d)		1,000,000	989,721
FREMF Mortgage Trust Series 2018-KBX1 Class C, 3.5077% 1/25/2026 (b)(d)		219,414	217,087
FREMF Mortgage Trust Series 2018-KHG1 Class C, 3.8999% 12/25/2027 (b)(d)		971,831	925,165
FREMF Mortgage Trust Series 2018-KSW4 Class B, U.S. 30-Day Avg. SOFR Index + 2.45%, 6.7663% 10/25/2028 (c)(d)		3,949,698	3,789,143
FREMF Mortgage Trust Series 2018-KW06 Class C, 0% 6/25/2028 (b)		365,011	302,964
FREMF Mortgage Trust Series 2018-KW06 Class X2A, 0.1% 6/25/2028 (b)(h)		3,044,278	5,616
FREMF Mortgage Trust Series 2018-KW06 Class X2B, 0.1% 6/25/2028 (b)(h)		486,684	1,027
FREMF Mortgage Trust Series 2018-KW07 Class C, 0% 10/25/2031 (b)(j)		380,318	299,687
FREMF Mortgage Trust Series 2018-KW07 Class X2A, 0.1% 10/25/2031 (b)(h)		2,930,537	6,142
FREMF Mortgage Trust Series 2018-KW07 Class X2B, 0.1% 10/25/2031 (b)(h)		495,949	1,162
FREMF Mortgage Trust Series 2019-K736 Class B, 3.7389% 7/25/2026 (b)(d)		905,000	898,280
FREMF Mortgage Trust Series 2019-K98 Class B, 3.7377% 10/25/2052 (b)(d)		321,808	314,263
FREMF Mortgage Trust Series 2019-KBF3 Class C, U.S. 30-Day Avg. SOFR Index + 4.75%, 9.0663% 1/25/2029 (b)(c)(d)		253,325	244,521
FREMF Mortgage Trust Series 2019-KL05 Class BHG, 4.5163% 2/25/2029 (b)(d)		105,465	98,870
FREMF Mortgage Trust Series 2019-KL05 Class CHG, 4.37% 2/25/2029 (b)		339,771	308,205
FREMF Mortgage Trust Series 2019-KW10 Class B, 3.6309% 10/25/2032 (b)(d)		268,271	250,827
GAM Re-Remic Trust Series 2021-FRR1 Class 1B, 0% 11/29/2050 (b)(j)		5,000,000	4,548,222
GAM Re-Remic Trust Series 2021-FRR1 Class 1D, 0% 11/29/2050 (b)(j)		5,000,000	4,495,603
GAM Re-Remic Trust Series 2021-FRR1 Class 2B, 0% 11/29/2050 (b)(j)		3,400,000	3,015,532
GAM Re-Remic Trust Series 2021-FRR1 Class 2C, 0% 11/29/2050 (b)(j)		4,500,000	3,953,458
GAM Re-Remic Trust Series 2022-FRR3 Class BK89, 0% 1/27/2052 (b)(j)		6,000,000	4,965,549
Ginnie Mae Multifamily REMICS Series 2021-2 Class AH, 1.5% 6/16/2063		3,903,134	2,914,364
Ginnie Mae Multifamily REMICS Series 2021-21 Class AH, 1.4% 6/16/2063		2,650,593	2,041,592
Ginnie Mae Multifamily REMICS Series 2021-31 Class B, 1.25% 1/16/2061		2,878,566	2,109,580
Ginnie Mae Multifamily REMICS Series 2021-36 Class IO, 1.2877% 3/16/2063 (d)(h)		13,436,790	1,118,982
Ginnie Mae REMIC pass-thru certificates Series 2023-118 Class BA, 3.7499% 5/16/2065 (d)		1,369,772	1,256,385
Ginnie Mae REMIC pass-thru certificates Series 2023-119 Class AD, 2.25% 4/16/2065 (i)		95,795	77,236
Ginnie Mae REMIC pass-thru certificates Series 2023-50 Class AC, 3.25% 9/16/2063 (d)		53,348	48,395
Ginnie Mae Series 2025-126 Class AD, 5% 5/16/2065		152,561	150,832
Ginnie Mae Series 2025-128 Class AD, 5% 10/16/2056		353,633	356,426
Ginnie Mae Series 2025-128 Class AG, 4.75% 7/16/2066		350,995	346,782
Ginnie Mae Series 2025-129 Class AB, 4.75% 9/16/2054		111,512	111,323
Ginnie Mae Series 2025-130 Class AL, 4.75% 8/16/2056		111,545	111,297
Ginnie Mae Series 2025-88 Class AT, 5% 6/16/2058		175,429	176,340
Great Wolf Trust Series 2024-WOLF Class A, CME Term SOFR 1 month Index + 1.542%, 5.501% 3/15/2039 (b)(c)(d)		100,000	100,063
GS Mortgage Securities Corp II Series 2019-GC40 Class A3, 2.904% 7/10/2052		2,000,000	1,920,749
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1672% 8/10/2044 (b)(d)		3,994,582	3,952,865
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.9615% 10/10/2048 (d)(h)		459,408	25
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050		461,935	454,720
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051		700,000	691,848
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052		909,839	896,020
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052		1,300,000	1,234,473
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053		744,509	726,387
GS Mortgage Securities Trust Series 2020-GSA2 Class A4, 1.721% 12/12/2053		4,940,000	4,437,472
GS Mortgage Securities Trust Series 2023-FUN Class A, CME Term SOFR 1 month Index + 2.0913%, 6.0502% 3/15/2028 (b)(c)(d)		100,000	100,187
GS Mortgage Securities Trust Series 2023-FUN Class B, CME Term SOFR 1 month Index + 2.7903%, 6.7492% 3/15/2028 (b)(c)(d)		1,400,000	1,404,366
GS Mortgage Securities Trust Series 2023-SHIP Class A, 4.3223% 9/10/2038 (b)(d)		4,140,000	4,132,560
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)		74,000	74,244
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.1983% 8/10/2041 (b)(d)		7,700,000	7,856,578
GS Mortgage Securities Trust Series 2024-RVR Class E, 7.4703% 8/10/2041 (b)(d)		438,000	451,246
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.6126% 11/25/2041 (b)(c)(d)		597,000	598,141
GSAT Trust Series 2025-BMF Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 7/15/2040 (b)(c)(d)		169,000	169,158
GWT Commercial Mortgage Trust Series 2024-WLF2 Class A, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 5/15/2041 (b)(c)(d)		741,000	741,925
Harvest Commercial Capital Loan Trust Series 2024-1 Class A, 6.1635% 10/25/2056		1,647,669	1,698,516
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)		920,000	920,288
HIH Trust Series 2024-61P Class A, CME Term SOFR 1 month Index + 1.842%, 5.801% 10/15/2041 (b)(c)(d)		177,346	177,789
HIH Trust Series 2024-61P Class C, CME Term SOFR 1 month Index + 2.841%, 6.8% 10/15/2041 (b)(c)(d)		197,051	197,544
HIH Trust Series 2024-61P Class D, CME Term SOFR 1 month Index + 3.64%, 7.599% 10/15/2041 (b)(c)(d)		68,968	69,269
Hilt Commercial Mortgage Trust Series 2024-ORL Class A, CME Term SOFR 1 month Index + 1.5412%, 5.5002% 5/15/2037 (b)(c)(d)		492,000	492,153
Hilt Commercial Mortgage Trust Series 2024-ORL Class D, CME Term SOFR 1 month Index + 3.1889%, 7.1478% 5/15/2037 (b)(c)(d)		255,000	255,795
HLTM Commercial Mortgage Trust Series 2024-DPLO Class A, CME Term SOFR 1 month Index + 1.6415%, 5.6005% 6/15/2041 (b)(c)(d)		1,601,000	1,603,752
HONO Mortgage Trust Series 2021-LULU Class A, CME Term SOFR 1 month Index + 1.2645%, 5.2235% 10/15/2036 (b)(c)(d)		851,409	840,830
Htl Commercial Mortgage Trust Series 2024-T53 Class A, 5.8756% 5/10/2039 (b)(d)		100,000	101,187
Htl Commercial Mortgage Trust Series 2024-T53 Class D, 8.1977% 5/10/2039 (b)(d)		1,503,605	1,537,481
Htl Commercial Mortgage Trust Series 2024-T53 Class E, 10.2602% 5/10/2039 (b)(d)		2,073,000	2,142,348
ILPT Commercial Mortgage Trust Series 2025-LPF2 Class A, 5.4684% 7/13/2042 (b)(d)		753,000	771,161
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (b)		2,700,000	2,659,739
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(d)		2,199,000	2,217,040
Investment Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.7419%, 5.7009% 11/15/2041 (b)(c)(d)		1,500,000	1,488,750
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class A, CME Term SOFR 1 month Index + 1.693%, 5.652% 3/15/2040 (b)(c)(d)		173,552	173,551
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class A5, 3.4898% 7/15/2050		5,000,000	4,893,257
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050		50,331	49,979
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class A3, 3.7629% 3/10/2052		5,400,000	5,317,499
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049		40,062	39,826
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4, 3.414% 3/15/2050		2,966,193	2,930,533
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class B, 2.8541% 9/6/2038 (b)(d)		300,000	295,394
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class A, 4.1283% 7/5/2031 (b)		1,700,000	1,487,500
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A, CME Term SOFR 1 month Index + 1.257%, 5.216% 6/15/2035 (b)(c)(d)		484,543	409,596
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)		2,700,000	2,565,055
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)		919,000	625,030
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)(i)		1,414,000	773,878
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(h)		10,000,000	217,997
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 9/15/2029 (b)(c)(d)		2,433,272	2,360,809
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (b)		5,725,000	5,262,332
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 6.7735% 4/15/2038 (b)(c)(d)		17,000	17,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class XCP, 0% 4/15/2038 (b)(d)(i)		164,060,500	163
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.8465%, 4.8055% 4/15/2037 (b)(c)(d)		4,649,411	4,580,053
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class A, 5.3468% 11/9/2039 (b)(d)		2,410,000	2,436,480
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class D, 6.4821% 11/9/2039 (b)(d)		670,000	674,212
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class E, 7.2542% 11/9/2039 (b)(d)		1,227,000	1,234,288
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class F, 8.2159% 11/9/2039 (b)(d)		1,051,000	1,057,170
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class A, 5.7972% 10/5/2039 (b)(d)		1,110,000	1,130,199
JW Commercial Mortgage Trust Series 2024-MRCO Class A, CME Term SOFR 1 month Index + 1.6212%, 5.5801% 6/15/2039 (b)(c)(d)		1,338,000	1,338,417
JW Commercial Mortgage Trust Series 2024-MRCO Class D, CME Term SOFR 1 month Index + 3.1889%, 7.1479% 6/15/2039 (b)(c)(d)		307,000	308,718
KSL Commercial Mortgage Trust 2024-HT2 Series 2024-HT2 Class A, CME Term SOFR 1 month Index + 1.5424%, 5.5014% 12/15/2039 (b)(c)(d)		523,319	523,155
KSL Commercial Mortgage Trust Series 2025-MAK, 8.4526% 6/15/2042 (b)(d)		1,035,000	1,032,551
KSL Commercial Mortgage Trust Series 2025-MAK, CME Term SOFR 1 month Index + 1.8926%, 5.8552% 6/15/2042 (b)(c)(d)		97,000	96,772
LBA Trust Series 2024-7IND Class A, CME Term SOFR 1 month Index + 1.443%, 5.402% 10/15/2041 (b)(c)(d)		591,388	591,757
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.6% 10/15/2041 (b)(c)(d)		150,880	151,068
LBA Trust Series 2024-BOLT Class A, CME Term SOFR 1 month Index + 1.5911%, 5.5501% 6/15/2039 (b)(c)(d)		610,000	610,380
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.396% 6/15/2039 (b)(c)(d)		99,000	98,978
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)		12,656,000	12,199,556
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.7529% 5/15/2039 (b)(c)(d)		6,596,000	5,924,312
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.0521% 5/15/2039 (b)(c)(d)		3,893,000	3,486,885
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.5009% 5/15/2039 (b)(c)(d)(i)		3,460,000	2,669,528
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.1735% 3/15/2038 (b)(c)(d)		112,353	111,807
LV Trust Series 2024-SHOW Class A, 5.2744% 10/10/2041 (b)(d)		22,005	22,430
MAC Trust Series 2025-801B Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2040 (b)(c)(d)		191,000	191,000
MAD Commercial Mortgage Trust Series 2025-11MD Class C, 5.8183% 10/15/2042 (b)		2,065,000	2,091,953
MCR Mortgage Trust Series 2024-HF1 Class A, CME Term SOFR 1 month Index + 1.793%, 5.752% 12/15/2041 (b)(c)(d)		1,142,000	1,144,498
MCR Mortgage Trust Series 2024-HTL Class B, CME Term SOFR 1 month Index + 2.4075%, 6.3665% 2/15/2037 (b)(c)(d)		396,401	396,401
MCR Mortgage Trust Series 2024-HTL Class E, CME Term SOFR 1 month Index + 4.6543%, 8.6133% 2/15/2037 (b)(c)(d)		98,294	97,830
MCR Mortgage Trust Series 2024-TWA Class A, 5.924% 6/12/2039 (b)		170,000	172,292
MCR Mortgage Trust Series 2024-TWA Class D, 7.402% 6/12/2039 (b)		240,000	242,956
MCR Mortgage Trust Series 2024-TWA Class E, 8.725% 6/12/2039 (b)		78,000	79,096
MCR Mortgage Trust Series 2024-TWA Class XA, 0.92% 6/12/2039 (b)(h)		783,000	6,997
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 4.8744% 4/15/2038 (b)(c)(d)		160,041	159,991
MHC Commercial Mortgage Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.2154%, 6.1744% 4/15/2038 (b)(c)(d)		4,340,000	4,339,998
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.6744% 4/15/2038 (b)(c)(d)		571,063	571,774
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)		200,000	199,564
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(d)		1,200,000	1,197,912
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3, 3.459% 12/15/2049		8,677,804	8,617,117
Morgan Stanley Capital I Inc Series 2021-230P Class B, CME Term SOFR 1 month Index + 1.5634%, 5.5223% 12/15/2038 (b)(c)(d)		30,000	27,978
Morgan Stanley Capital I Trust Series 2014-150E Class A, 3.912% 9/9/2032 (b)		520,000	470,683
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049		13,840,000	13,680,382
Morgan Stanley Capital I Trust Series 2016-UB12 Class A3, 3.337% 12/15/2049		1,812,074	1,792,455
Morgan Stanley Capital I Trust Series 2017-ASHF Class B, CME Term SOFR 1 month Index + 1.25%, 5.506% 11/15/2034 (b)(c)(d)		890,000	873,918
Morgan Stanley Capital I Trust Series 2017-ASHF Class G, CME Term SOFR 1 month Index + 7.197%, 11.156% 11/15/2034 (b)(c)		14,000	13,350
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.856% 8/15/2033 (b)(c)(d)(i)		4,512,912	3,678,023
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051		3,837,000	3,816,406
Morgan Stanley Capital I Trust Series 2019-H6 Class D, 3% 6/15/2052 (b)		17,000	13,920
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.0235% 12/15/2036 (b)(c)(d)		5,200,000	3,973,433
Morgan Stanley Capital I Trust Series 2019-PLND Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 5/15/2036 (b)(c)(d)(i)		400,000	172,000
Morgan Stanley Capital I Trust Series 2021-L6 Class A3, 2.196% 6/15/2054 (d)		7,000,000	6,378,654
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.141% 6/15/2054 (d)(h)		11,605,916	440,139
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)		12,562,608	12,376,914
MRCD Mortgage Trust Series 2019-PARK Class E, 2.7175% 12/15/2036 (b)		600,000	410,046
MRCD Mortgage Trust Series 2019-PARK Class F, 2.7175% 12/15/2036 (b)		1,228,000	746,513
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058		2,700,000	2,783,835
MSCR Series 2021-MN3 Class M1, U.S. 30-Day Avg. SOFR Index + 2.3%, 6.3718% 11/25/2051 (b)(c)(d)		56,021	56,130
MSCR Series 2021-MN3 Class M2, U.S. 30-Day Avg. SOFR Index + 4%, 8.0718% 11/25/2051 (b)(c)(d)		6,605,728	6,842,804
MSCR Series 2022-MN4 Class M2, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.5718% 5/25/2052 (b)(c)(d)		182,845	206,374
MSSG Trust Series 2017-237P Class A, 3.397% 9/13/2039 (b)		1,750,000	1,667,083
MSWF Commercial Mortgage Trust Series 2023-2 Class XA, 0.907% 12/15/2056 (d)(h)		2,219,565	125,142
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2523% 12/15/2056 (b)(d)(h)		1,400,000	261,321
MTN Commercial Mortgage Trust Series 2022-LPFL Class A, CME Term SOFR 1 month Index + 1.3969%, 5.3569% 3/15/2039 (b)(c)(d)		100,000	100,063
MTN Commercial Mortgage Trust Series 2022-LPFL Class E, CME Term SOFR 1 month Index + 4.2891%, 8.2491% 3/15/2039 (b)(c)(d)		3,600,000	3,584,518
Multi-family1 Series 2021-W10 Class A, CME Term SOFR 1 month Index + 1.0703%, 5.0293% 12/15/2034 (b)(c)(d)		480,000	479,776
Multi-family1 Series 2021-W10 Class B, CME Term SOFR 1 month Index + 1.3703%, 5.3293% 12/15/2034 (b)(c)(d)		400,000	400,020
Multifamily Conn Ave Securities Trust Series 2019-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.3645%, 7.4363% 10/25/2049 (b)(c)(d)		3,558,884	3,611,039
Multifamily Conn Ave Securities Trust Series 2020-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.8645%, 7.9363% 3/25/2050 (b)(c)(d)		4,217,853	4,287,700
Multifamily Conn Ave Securities Trust Series 2023-01 Class M10, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.5718% 11/25/2053 (b)(c)(d)		3,525,000	3,995,380
NCMF Trust Series 2025-MFS Class A, 4.883% 6/10/2033 (b)(d)		1,466,000	1,472,650
NCMF Trust Series 2025-MFS Class E, 7.78% 6/10/2033 (b)(d)		754,000	766,085
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (b)(d)		842,000	858,899
NJ Trust Series 2023-GSP Class A, 6.4808% 1/6/2029 (b)(d)		143,000	150,326
NRTH Commercial Mortgage Trust Series 2025-PARK Class A, CME Term SOFR 1 month Index + 1.3933%, 5.3522% 10/15/2040 (b)(c)(d)		135,000	135,000
NW Re-Remic Trust Series 2021-FRR1 Class BK88, 2.611% 12/18/2051 (b)(d)		267,686	231,465
NY Commercial Mortgage Trust Series 2025-299P Class B, 5.9278% 2/10/2047 (b)(d)		61,000	64,129
Nyc Coml Mtg Trust Series 2025-11X Class A, CME Term SOFR 1 month Index + 1.743%, 5.7448% 10/15/2040 (b)(c)(d)		380,000	380,474
Nyc Coml Mtg Trust Series 2025-28L Class A, 4.6682% 11/5/2038 (b)(d)		414,000	414,831
NYC Commercial Mortgage Trust Series 2025-1155 Class A, 5.8329% 6/10/2042 (b)		3,162,000	3,248,292
NYC Commercial Mortgage Trust Series 2025-300P Class E, 7.388% 7/13/2042 (b)(d)		450,000	457,024
NYC Trust Series 2024-3ELV Class A, CME Term SOFR 1 month Index + 1.9909%, 5.9499% 8/15/2029 (b)(c)(d)		100,000	100,332
NYC Trust Series 2024-3ELV Class C, CME Term SOFR 1 month Index + 2.8397%, 6.7987% 8/15/2029 (b)(c)(d)		562,937	563,959
NYC Trust Series 2024-3ELV Class D, CME Term SOFR 1 month Index + 3.8383%, 7.7972% 8/15/2029 (b)(c)(d)		526,000	526,954
One Bryant Park Trust Series 2019-OBP Class A, 2.5164% 9/15/2054 (b)		4,690,000	4,354,640
One Market Plaza Trust Series 2017-1MKT Class A, 3.6139% 2/10/2032 (b)		3,652,239	3,486,060
One Market Plaza Trust Series 2017-1MKT Class D, 4.1455% 2/10/2032 (b)		100,000	92,004
ONE Mortgage Trust Series 2021-PARK Class D, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 3/15/2036 (b)(c)(d)		4,133,000	3,889,508
ONE Mortgage Trust Series 2021-PARK Class E, CME Term SOFR 1 month Index + 1.8645%, 5.8235% 3/15/2036 (b)(c)(d)		2,326,000	2,165,706
One New York Plaza Trust Series 2020-1NYP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.0235% 1/15/2036 (b)(c)(d)		311,000	299,043
One New York Plaza Trust Series 2020-1NYP Class AJ, CME Term SOFR 1 month Index + 1.3645%, 5.3235% 1/15/2036 (b)(c)(d)		117,000	110,162
One New York Plaza Trust Series 2020-1NYP Class B, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 1/15/2036 (b)(c)(d)		100,000	92,655
ONNI Commerical Mortgage Trust Series 2024-APT Class A, 5.753% 7/15/2039 (b)(d)		100,000	101,840
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(c)(d)		1,701,088	1,702,146
ORL Mortgage Trust Series 2024-GLKS Class A, CME Term SOFR 1 month Index + 1.4925%, 5.4515% 12/15/2039 (b)(c)(d)		280,000	280,230
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.344% 8/10/2042 (b)(d)		94,000	95,980
Penn Commercial Mortgage Trust Series 2025-P11 Class C, 6.7249% 8/10/2042 (b)(d)		142,000	146,638
PGA Trust Series 2024-RSR2 Class A, CME Term SOFR 1 month Index + 1.8909%, 5.8499% 6/15/2039 (b)(c)(d)		120,000	120,038
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (b)(d)		35,000	34,975
Prm7 Trust Series 2025-PRM7 Class E, 6.8391% 11/10/2042 (b)(d)		1,110,000	1,099,579
RFM Reremic Trust Series 2022-FRR1 Class BK55, 0% 3/28/2049 (b)(j)		4,000,000	3,895,587
RFM Reremic Trust Series 2022-FRR1 Class BK64, 1.6606% 3/1/2050 (b)(d)		4,000,000	3,773,363
RFM Reremic Trust Series 2022-FRR1 Class CK64, 0% 3/1/2050 (b)(j)		5,000,000	4,549,688
ROCK Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (b)		8,141,372	8,396,856
ROCK Trust Series 2024-CNTR Class D, 7.1091% 11/13/2041 (b)		4,500,000	4,717,388
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)		346,000	365,236
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3, 2.825% 2/13/2053 (b)		954,370	844,869
SBALR Commercial Mortgage Trust Series 2020-RR1 Class XA, 1.3411% 2/13/2053 (b)(d)(h)		1,584,864	60,881
SCG Commercial Mortgage Trust Series 2025-DLFN Class E, CME Term SOFR 1 month Index + 2.95%, 6.909% 3/15/2035 (b)(c)(d)		199,000	198,006
SCG Mortgage Trust Series 2024-MSP Class A, CME Term SOFR 1 month Index + 1.741%, 5.7% 4/15/2041 (b)(c)(d)		229,000	229,000
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)		2,604,000	2,605,625
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.709% 8/15/2042 (b)(c)(d)		23,000	22,993
SCMS Series 2025-BNC1 Class A2, 4.5016% 4/15/2028 (b)		3,910,000	3,910,000
Sdal Tr Series 2025-DAL Class A, CME Term SOFR 1 month Index + 2.4413%, 6.4003% 4/15/2042 (b)(c)(d)		122,000	122,821
Seasoned Loans Structured Transaction Series 2018-1 Series 2024-2 Class VF, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2034 (b)(c)(d)		2,761,731	2,800,643
SELF Commercial Mortgage Trust Series 2024-STRG Class A, CME Term SOFR 1 month Index + 1.5423%, 5.5012% 11/15/2034 (b)(c)(d)		190,000	190,000
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.1475% 11/15/2034 (b)(c)(d)		193,000	193,241
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.146% 11/15/2034 (b)(c)(d)		155,000	154,649
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A1, 3.872% 1/5/2043 (b)(d)		740,000	641,336
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2A, 3.659% 1/5/2043 (b)(d)		9,930,000	8,425,428
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B, 4.144% 1/5/2043 (b)(d)		4,000,000	3,486,377
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (b)(d)		72,000	61,490
Shops at Crystals Trust Series 2016-CSTL Class C, 3.7311% 7/5/2036 (b)(d)		1,681,000	1,667,259
SHR Trust Series 2024-LXRY Class A, CME Term SOFR 1 month Index + 1.95%, 5.909% 10/15/2041 (b)(c)(d)		498,000	498,311
SHR Trust Series 2024-LXRY Class B, CME Term SOFR 1 month Index + 2.45%, 6.409% 10/15/2041 (b)(c)(d)		847,000	847,889
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.559% 10/15/2041 (b)(c)(d)		101,000	101,063
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 5.909% 1/15/2039 (b)(c)(d)		1,820,000	1,810,941
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.309% 1/15/2039 (b)(c)(d)		2,500,000	2,475,084
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.959% 2/15/2039 (b)(c)(d)		1,890,000	1,889,651
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.609% 2/15/2039 (b)(c)(d)		983,000	984,975
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)		8,862,360	8,854,079
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)		3,552,494	3,549,174
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.4024% 11/15/2038 (b)(c)(d)		2,206,153	2,204,092
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.6516% 11/15/2038 (b)(c)(d)		1,449,518	1,448,164
SREIT Trust Series 2021-MFP2 Class C, CME Term SOFR 1 month Index + 1.4852%, 5.4442% 11/15/2036 (b)(c)(d)		235,000	234,781
SUMIT Mortgage Trust Series 2022-BVUE Class A, 2.789% 2/12/2041 (b)		340,000	308,248
SWCH Commercial Mortgage Trust Series 2025-DATA Class A, CME Term SOFR 1 month Index + 1.4429%, 5.4019% 2/15/2042 (b)(c)(d)		4,650,000	4,607,914
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)		5,360,000	5,359,997
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)		1,306,000	1,305,999
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.9508% 12/15/2039 (b)(c)(d)		962,000	963,200
Texas Coml Mortgage Trust Series 2025-TWR Class B, CME Term SOFR 1 month Index + 1.5927%, 5.5517% 4/15/2042 (b)(c)(d)		3,300,000	3,294,848
The Baha Trust Series 2024-MAR Class A, 5.9717% 12/10/2041 (b)(d)		4,302,000	4,469,971
The Baha Trust Series 2024-MAR Class B, 7.0694% 12/10/2041 (b)(d)		337,000	352,418
The Baha Trust Series 2024-MAR Class C, 7.5158% 12/10/2041 (b)(d)		827,000	864,207
THPT Mortgage Trust Series 2023-THL Class A, 6.994% 12/10/2034 (b)(d)		88,366	89,518
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.5797% 12/10/2033 (b)(d)		100,000	105,562
UBS Commercial Mortgage Trust Series 2017-C4 Class AS, 3.836% 10/15/2050		1,690,000	1,635,557
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9698% 12/15/2050 (d)(h)		12,954,032	212,249
UBS Commercial Mortgage Trust Series 2018-C12 Class A2, 4.1519% 8/15/2051		75,170	75,032
UBS Commercial Mortgage Trust Series 2018-C13 Class A3, 4.0694% 10/15/2051		4,913,900	4,888,865
UBS Commercial Mortgage Trust Series 2019-C17 Class A3, 2.6686% 10/15/2052		1,064,954	1,015,221
UNIV Trust Series 2025-APTS Class A, CME Term SOFR 1 month Index + 1.65%, 5.6% 11/15/2030 (b)(c)(d)		757,000	757,473
UNIV Trust Series 2025-APTS Class B, CME Term SOFR 1 month Index + 2.25%, 6.2% 11/15/2030 (b)(c)(d)		100,000	100,063
VEGAS Trust 2024-TI Series 2024-TI Class A, 5.5183% 11/10/2039 (b)		392,000	397,408
VEGAS Trust Series 2024-GCS Class C, 6.2165% 7/10/2036 (b)(d)		490,000	494,586
VEGAS Trust Series 2024-GCS Class D, 6.2165% 7/10/2036 (b)(d)		1,100,000	1,091,924
Velocity Commercial Capital Loan Trust Series 2020-1 Class AFX, 2.61% 2/25/2050 (b)		126,007	117,357
Velocity Commercial Capital Loan Trust Series 2022-1 Class M4, 5.2% 2/25/2052 (b)(d)		72,559	62,384
Velocity Commercial Capital Loan Trust Series 2022-1 Class M5, 9.6365% 1/25/2053 (b)(d)		119,485	115,518
Velocity Commercial Capital Loan Trust Series 2022-4 Class M4, 7.5278% 8/25/2052 (b)(d)		66,427	64,641
Velocity Commercial Capital Loan Trust Series 2023-1 Class A, 6.55% 1/25/2054 (b)		224,524	226,778
Velocity Commercial Capital Loan Trust Series 2024-5 Class A, 5.49% 10/25/2054 (b)(d)		185,668	186,334
Velocity Commercial Capital Loan Trust Series 2024-5 Class M2, 5.96% 10/25/2054 (b)(d)		97,395	96,987
Velocity Commercial Capital Loan Trust Series 2024-5 Class M3, 6.76% 10/25/2054 (b)(d)		85,231	85,419
Velocity Commercial Capital Loan Trust Series 2024-6 Class M2, 6.55% 12/25/2054 (b)(d)		171,584	172,173
Velocity Commercial Capital Loan Trust Series 2024-6 Class M3, 6.92% 12/25/2054 (b)(d)		430,606	432,256
Velocity Commercial Capital Loan Trust Series 2024-6 Class M4, 9.67% 12/25/2054 (b)(d)		194,396	196,438
Velocity Commercial Capital Loan Trust Series 2025-1 Class A, 6.03% 2/25/2055 (b)		1,351,247	1,367,196
Velocity Commercial Capital Loan Trust Series 2025-1 Class M3, 7.33% 2/25/2055 (b)(d)		160,794	162,973
Velocity Commercial Capital Loan Trust Series 2025-1 Class M4, 10.15% 2/25/2055 (b)(d)		160,794	162,830
Velocity Commercial Capital Loan Trust Series 2025-3 Class A, 5.87% 6/25/2055 (b)		1,746,962	1,763,231
Velocity Commercial Capital Loan Trust Series 2025-3 Class M3, 7.38% 6/25/2055 (b)(d)		186,848	192,056
Velocity Commercial Capital Loan Trust Series 2025-MC1 Class A1, 8.163% 5/25/2055 (b)		209,145	208,077
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)		3,760,000	3,235,276
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)		300,000	246,484
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)		8,700,000	153,992
WBHT Commercial Mortgage Trust Series 2025-WBM Class A, CME Term SOFR 1 month Index + 1.7423%, 5.7012% 6/15/2042 (b)(c)(d)		2,945,000	2,952,337
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class A4, 3.096% 6/15/2049		6,124,000	6,081,630
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048		1,500,000	1,484,829
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.127% 7/15/2048 (b)(c)(d)		1,900,000	1,900,672
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class AS, 3.665% 7/15/2050		1,110,000	1,084,686
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8332% 12/15/2050 (d)(h)		28,706,789	409,350
Wells Fargo Commercial Mortgage Trust Series 2018-1745 Class A, 3.7487% 6/15/2036 (b)(d)		5,400,000	5,044,516
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9006% 8/15/2051 (d)(h)		10,974,548	177,680
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class D, 3% 3/15/2052 (b)		21,000	17,301
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class XA, 1.4039% 5/15/2052 (d)(h)		8,865,448	316,069
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052		2,109,146	2,071,707
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A4, 2.343% 4/15/2054		5,000,000	4,569,379
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A3, 2.406% 11/15/2054		7,300,000	6,494,130
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)		4,470,000	4,461,239
Wells Fargo Commercial Mortgage Trust Series 2022-ONL Class A, 3.862% 12/15/2039 (b)		900,000	870,757
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A, 5.3075% 7/15/2035 (b)(d)		137,000	138,189
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057		1,900,000	1,995,206
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class B, 6.2153% 7/15/2043 (b)		415,000	425,997
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class C, 6.4319% 7/15/2043 (b)		264,000	269,954
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class D, 7.0816% 7/15/2043 (b)		110,000	113,006
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class X, 0.3123% 7/15/2043 (b)(d)(h)		3,278,000	27,579
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)		6,587,000	6,587,273
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.2496% 10/15/2041 (b)(c)(d)		4,700,000	4,709,207
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)		1,478,214	1,472,202
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)		2,573,846	2,573,934
West Trust Series 2025-ROSE Class A, 5.275% 4/10/2035 (b)(d)		156,000	159,056
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0662% 3/15/2045 (b)(d)		194,255	170,375
WHARF Series 2025-DC Class A, 5.3495% 7/15/2040 (b)(d)		352,000	364,260
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (b)(d)		198,000	203,521
Worldwide Plaza Trust Series 2017-WWP Class A, 3.5263% 11/10/2036 (b)		174,592	140,155
TOTAL UNITED STATES			1,249,693,319
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,274,578,638)			1,255,488,741

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (i)	1,584	23,986
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (i)(o)	104,255	1,340,719
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (i)(o)	65,805	1
Financials - 0.0%
Capital Markets - 0.0%
Yeoman Capital SA (b)(i)	61,576	390,115
TOTAL LUXEMBOURG		390,116
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)	34,138	130,851
Main Street Sports Group warrants 6/30/2026 (i)(o)	63,385	30
		130,881
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)(o)	9,092	108,013
Cano Health LLC warrants 6/28/2029 (i)(o)	279	862
		108,875
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (i)	3,391	77,722
TOTAL UNITED STATES		317,478
TOTAL COMMON STOCKS (Cost $2,204,337)		2,072,299

Convertible Corporate Bonds - 0.0%
		Principal Amount (a)	Value ($)
GERMANY - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vonovia SE 0.875% 5/20/2032 (e)	EUR	100,000	114,223
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV 2.375% 1/17/2029 (e)	EUR	800,000	902,536
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $996,488)			1,016,759

Fixed-Income Funds - 44.7%
	Shares	Value ($)
American Funds The Bond Fund of America Class F-2	127,234,399	1,464,467,937
Baird Aggregate Bond Fund Class Institutional	115,377,851	1,156,086,067
Baird Core Plus Bond Fund Class Institutional	108,244,875	1,122,499,350
Columbia Mortgage Opportunities Fund Class A	58,102,326	497,355,907
DoubleLine Total Return Bond Fund Class N	149,703,364	1,341,342,139
Eaton Vance Total Return Bond ETF (p)	3,439,515	177,960,506
Fidelity SAI Long-Term Treasury Bond Index Fund (q)	138,659	960,904
Fidelity SAI Total Bond Fund (q)	346,589,728	3,199,023,191
Fidelity SAI U.S. Treasury Bond Index Fund (q)	12,811,208	115,172,761
Fidelity U.S. Bond Index Fund (q)	3,032,726	32,207,548
iShares 1-5 Year Investment Grade Corporate Bond ETF (p)	2,881,252	153,023,294
iShares 7-10 Year Treasury Bond ETF (p)	16,973,444	1,654,910,790
iShares Broad USD High Yield Corporate Bond ETF	22,267	838,130
iShares Core US Aggregate Bond ETF (p)	468,143	47,198,177
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,892	211,639
John Hancock Bond Fund Class R6	58,261,440	805,173,094
JPMorgan Core Bond Fund Class R6	69,754,802	733,122,973
NYLI MacKay U.S. Infrastructure Bond Class A	47,788,130	367,490,719
PIMCO Income Fund Institutional Class	113,384,610	1,247,230,709
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	220,040,287	2,077,180,311
SPDR DoubleLine Total Return Tactical ETF (p)	13,815,794	562,302,816
State Street SPDR Portfolio Long Term Treasury ETF	21,299,820	579,781,100
T. Rowe Price Emerging Markets Bond Fund I Class	30,553,988	300,040,160
TCW Emerging Markets Income Fund Class N	36,220,785	324,900,439
The Hartford Total Return Bond Fund Class I	43,064,088	398,773,456
Voya Intermediate Bond Fund Class I	165,484,386	1,474,465,876
TOTAL FIXED-INCOME FUNDS (Cost $20,855,490,266)		19,833,719,993

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Argentine Republic 0.125% 7/9/2030	EUR	1,278,134	1,193,140
Argentine Republic 0.75% 7/9/2030 (g)		3,155,490	2,609,591
Argentine Republic 1% 7/9/2029		6,602,910	5,757,737
Argentine Republic 4.125% 7/9/2035 (g)		2,010,000	1,429,361
TOTAL ARGENTINA			10,989,829
AUSTRALIA - 0.1%
Australian Commonwealth 1.75% 11/21/2032 (e)	AUD	205,000	113,979
Australian Commonwealth 2.75% 6/21/2035 (e)	AUD	22,200,000	12,574,591
New South Wales Treasury Corp 1.75% 3/20/2034 (e)	AUD	9,100,000	4,664,624
New South Wales Treasury Corp 4.75% 2/20/2037 (e)	AUD	7,055,000	4,406,971
New South Wales Treasury Corp 5.25% 2/24/2038 (e)	AUD	2,825,000	1,827,386
Queensland Treasury Corp 4.5% 8/22/2035 (b)(e)	AUD	2,200,000	1,367,678
Queensland Treasury Corp 5% 7/21/2037 (b)(e)	AUD	5,255,000	3,327,169
Queensland Treasury Corp 5.25% 8/13/2038 (b)(e)	AUD	4,185,000	2,682,909
Treasury Corp of Victoria 2% 11/20/2037	AUD	2,630,000	1,202,030
Treasury Corp of Victoria 2.25% 9/15/2033 (e)	AUD	4,300,000	2,332,286
TOTAL AUSTRALIA			34,499,623
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 8.25% 6/24/2036 (b)		391,000	423,648
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (b)		200,000	203,221
BRAZIL - 0.3%
Brazil Minas SPE via State of Minas Gerais 5.333% 2/15/2028 (e)		1,194,000	1,195,540
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		700,000	712,600
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		985,000	1,018,490
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		488,000	488,976
Brazilian Federative Republic Treasury Bills 0% 4/1/2026 (n)	BRL	496,800,000	88,896,557
TOTAL BRAZIL			92,312,163
CANADA - 0.0%
Canadian Government 3% 6/1/2034	CAD	220,000	156,630
Province of Quebec 4.45% 9/1/2034	CAD	14,000,000	10,701,871
Province of Quebec 7.5% 9/15/2029		1,315,000	1,487,807
TOTAL CANADA			12,346,308
COLOMBIA - 0.0%
Colombian Republic 3.75% 9/19/2028	EUR	5,310,000	6,146,609
Colombian Republic 5% 9/19/2032	EUR	1,146,000	1,287,230
Colombian Republic 7.375% 4/25/2030		4,145,000	4,387,483
Colombian Republic 7.75% 11/7/2036		200,000	210,050
Colombian Republic 8% 11/14/2035		1,409,000	1,518,902
Colombian Republic 8.75% 11/14/2053		788,000	880,984
TOTAL COLOMBIA			14,431,258
COSTA RICA - 0.0%
Costa Rica Government International Bond 7.3% 11/13/2054 (b)		285,000	316,135
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 4.875% 1/30/2032 (e)	EUR	1,930,000	2,131,622
Ivory Coast Government Bond 5.25% 3/22/2030 (e)	EUR	2,973,000	3,427,082
Ivory Coast Government Bond 5.875% 10/17/2031 (e)	EUR	4,472,000	5,143,681
Ivory Coast Government Bond 6.125% 6/15/2033 (e)		950,000	917,463
Ivory Coast Government Bond 8.075% 4/1/2036 (b)		480,000	498,340
TOTAL COTE D'IVOIRE			12,118,188
DOMINICAN REPUBLIC - 0.0%
Dominican Republic Bond 5.5% 2/22/2029 (b)		2,662,000	2,695,275
Dominican Republic Bond 5.5% 2/22/2029 (e)		161,000	163,013
Dominican Republic Bond 5.95% 1/25/2027 (b)		1,100,000	1,110,669
Dominican Republic Bond 6% 2/22/2033 (e)		157,000	159,198
Dominican Republic Bond 6% 7/19/2028 (b)		1,429,000	1,463,296
Dominican Republic Bond 6.4% 6/5/2049 (e)		450,000	442,535
Dominican Republic Bond 7.45% 4/30/2044 (e)		100,000	109,724
TOTAL DOMINICAN REPUBLIC			6,143,710
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (b)(g)		430,000	418,175
Ecuador Government International Bond 6.9% 7/31/2035 (b)(g)		320,000	273,280
TOTAL ECUADOR			691,455
EGYPT - 0.0%
Arab Republic of Egypt 7.3% 9/30/2033 (e)		200,000	197,688
Arab Republic of Egypt 7.6003% 3/1/2029 (e)		300,000	314,820
Arab Republic of Egypt 7.625% 5/29/2032 (e)		350,000	358,050
Arab Republic of Egypt 8.5% 1/31/2047 (e)		300,000	280,125
Arab Republic of Egypt 8.7002% 3/1/2049 (e)		500,000	473,440
Arab Republic of Egypt 8.875% 5/29/2050 (e)		300,000	288,410
Arab Republic of Egypt 9.45% 2/4/2033 (b)		200,000	220,360
TOTAL EGYPT			2,132,893
EL SALVADOR - 0.0%
El Salvador Republic 9.65% 11/21/2054 (b)		823,000	928,488
GUATEMALA - 0.0%
Guatemala Government Bond 3.7% 10/7/2033 (e)		947,000	841,012
Guatemala Government Bond 6.25% 8/15/2036 (e)		979,000	1,018,405
Guatemala Government Bond 6.25% 8/15/2036 (b)		669,000	695,927
Guatemala Government Bond 6.6% 6/13/2036 (b)		200,000	213,850
TOTAL GUATEMALA			2,769,194
HUNGARY - 0.0%
Hungary Government 1.75% 6/5/2035 (e)	EUR	1,370,000	1,289,628
Hungary Government 2.125% 9/22/2031 (b)		780,000	670,316
Hungary Government 7.625% 3/29/2041		170,000	200,355
TOTAL HUNGARY			2,160,299
INDONESIA - 0.0%
Indonesia Government 2.85% 2/14/2030		1,430,000	1,351,350
Indonesia Government 3.05% 3/12/2051		1,180,000	793,845
Indonesia Government 3.4% 9/18/2029		420,000	409,106
Indonesia Government 3.5% 1/11/2028		6,300,000	6,227,157
TOTAL INDONESIA			8,781,458
ISRAEL - 0.0%
Israel Government 5.375% 2/19/2030		4,461,000	4,614,802
Israel Government 5.5% 3/12/2034		200,000	207,984
TOTAL ISRAEL			4,822,786
ITALY - 0.0%
Cassa Depositi e Prestiti SpA 4.375% 10/1/2030 (b)		1,200,000	1,206,332
Cassa Depositi e Prestiti SpA 5.75% 5/5/2026 (b)		1,200,000	1,207,419
Cassa Depositi e Prestiti SpA 5.875% 4/30/2029 (b)		2,200,000	2,323,769
TOTAL ITALY			4,737,520
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	114,850,000	715,937
Japan Government 0.2% 3/1/2026	JPY	378,350,000	2,420,442
Japan Government 1.3% 9/20/2030	JPY	507,500,000	3,246,564
Japan Government 1.9% 6/20/2044	JPY	510,000,000	2,876,543
Japan Government 2.2% 6/20/2054	JPY	410,000,000	2,086,156
Japan Government 2.3% 12/20/2054	JPY	534,250,000	2,771,957
Japan Government 2.4% 3/20/2055	JPY	396,400,000	2,103,898
Japan Government 3.2% 9/20/2055	JPY	66,700,000	418,348
Japan Government Treasury Bills 0% 3/2/2026 (n)	JPY	300,000,000	1,918,136
TOTAL JAPAN			18,557,981
JORDAN - 0.0%
Jordan Government 0% 11/12/2032 (b)		918,000	903,083
Jordan Government 5.85% 7/7/2030 (e)		200,000	200,900
Jordan Government 7.375% 10/10/2047 (e)		400,000	399,300
TOTAL JORDAN			1,503,283
KENYA - 0.0%
Republic of Kenya Government Bond 7.875% 10/9/2033 (b)		320,000	306,800
Republic of Kenya Government Bond 8.8% 10/9/2038 (b)		452,000	437,170
Republic of Kenya Government Bond 9.5% 3/5/2036 (b)		532,000	538,384
TOTAL KENYA			1,282,354
KUWAIT - 0.0%
State of Kuwait 4.016% 10/9/2028 (b)		3,100,000	3,099,721
State of Kuwait 4.136% 10/9/2030 (b)		3,100,000	3,100,996
State of Kuwait 4.652% 10/9/2035 (b)		2,400,000	2,404,848
TOTAL KUWAIT			8,605,565
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		2,470,000	2,203,240
United Mexican States 4.28% 8/14/2041		400,000	323,200
United Mexican States 4.5% 1/31/2050		1,880,000	1,445,720
United Mexican States 4.5% 4/22/2029		2,920,000	2,931,680
United Mexican States 4.75% 3/22/2031		4,100,000	4,052,850
United Mexican States 4.75% 3/8/2044		206,000	171,391
United Mexican States 5.375% 3/22/2033		4,085,000	4,074,788
United Mexican States 5.625% 9/22/2035		2,211,000	2,191,101
United Mexican States 5.85% 7/2/2032		4,875,000	5,031,000
United Mexican States 6% 5/13/2030		4,310,000	4,528,733
United Mexican States 6.05% 1/11/2040		1,600,000	1,602,400
United Mexican States 6.35% 2/9/2035		1,200,000	1,264,320
United Mexican States 6.875% 5/13/2037		11,400,000	12,283,500
TOTAL MEXICO			42,103,923
MULTI-NATIONAL - 0.1%
European Union 2.875% 10/5/2029 (e)	EUR	19,500,000	23,036,484
European Union 3.375% 12/12/2035 (e)	EUR	1,195,000	1,421,578
European Union 3.75% 10/12/2045 (e)	EUR	400,000	462,409
European Union 4% 4/4/2044 (e)	EUR	815,000	982,684
TOTAL MULTI-NATIONAL			25,903,155
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (b)		300,000	297,167
Republic of Nigeria 6.5% 11/28/2027 (e)		300,000	301,875
Republic of Nigeria 9.1297% 1/13/2046 (b)		560,000	593,880
TOTAL NIGERIA			1,192,922
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		200,000	200,160
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		500,000	491,000
Islamic Republic of Pakistan 8.875% 4/8/2051 (b)		600,000	574,500
TOTAL PAKISTAN			1,265,660
PANAMA - 0.0%
Panamanian Republic 3.16% 1/23/2030		650,000	604,825
Panamanian Republic 3.875% 3/17/2028		1,220,000	1,194,380
Panamanian Republic 4.3% 4/29/2053		615,000	455,100
Panamanian Republic 4.5% 4/1/2056		680,000	507,280
Panamanian Republic 4.5% 4/16/2050		400,000	304,100
TOTAL PANAMA			3,065,685
PARAGUAY - 0.0%
Republic of Paraguay 5.4% 3/30/2050 (e)		1,019,000	941,556
Republic of Paraguay 5.6% 3/13/2048 (e)		400,000	380,550
Republic of Paraguay 6% 2/9/2036 (b)		510,000	540,284
TOTAL PARAGUAY			1,862,390
PERU - 0.0%
Peruvian Republic 1.862% 12/1/2032		2,350,000	1,956,375
Peruvian Republic 2.783% 1/23/2031		772,000	716,416
Peruvian Republic 2.844% 6/20/2030		800,000	752,800
Peruvian Republic 3.55% 3/10/2051		1,000,000	717,000
Peruvian Republic 5.375% 2/8/2035		800,000	822,500
Peruvian Republic 5.875% 8/8/2054		2,600,000	2,618,200
Peruvian Republic 6.85% 8/12/2035 (e)	PEN	3,550,000	1,126,894
Peruvian Republic 7.6% 8/12/2039 (e)	PEN	2,858,000	932,547
TOTAL PERU			9,642,732
PHILIPPINES - 0.0%
Philippine Republic 3% 2/1/2028		1,130,000	1,105,988
Philippine Republic 3.2% 7/6/2046		1,180,000	855,499
Philippine Republic 5.5% 2/4/2035		2,790,000	2,960,888
TOTAL PHILIPPINES			4,922,375
POLAND - 0.0%
Republic of Poland 5.125% 9/18/2034		200,000	205,649
Republic of Poland 5.375% 2/12/2035		285,000	296,745
Republic of Poland 5.5% 3/18/2054		370,000	360,473
TOTAL POLAND			862,867
ROMANIA - 0.0%
Romanian Republic 5.375% 6/7/2033 (b)	EUR	11,400,000	13,430,511
Romanian Republic 5.625% 5/30/2037 (b)	EUR	1,800,000	2,034,639
Romanian Republic 5.75% 3/24/2035 (e)		502,000	491,001
Romanian Republic 5.75% 9/16/2030 (b)		3,270,000	3,351,897
Romanian Republic 5.875% 7/11/2032 (e)	EUR	650,000	791,230
Romanian Republic 6.625% 5/16/2036 (e)		2,010,000	2,075,325
TOTAL ROMANIA			22,174,603
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.625% 3/4/2028 (e)		8,800,000	8,701,264
Kingdom of Saudi Arabia 5.125% 1/13/2028 (b)		18,400,000	18,814,000
TOTAL SAUDI ARABIA			27,515,264
SERBIA - 0.0%
Republic of Serbia 1.5% 6/26/2029 (e)	EUR	3,203,000	3,456,514
Republic of Serbia 1.5% 6/26/2029 (b)	EUR	1,790,000	1,931,676
Republic of Serbia 1.65% 3/3/2033 (b)	EUR	671,000	652,984
Republic of Serbia 1.65% 3/3/2033 (e)	EUR	183,000	178,087
Republic of Serbia 6.25% 5/26/2028 (e)		1,308,000	1,357,572
Republic of Serbia 6.25% 5/26/2028 (b)		995,000	1,032,709
TOTAL SERBIA			8,609,542
SOUTH AFRICA - 0.0%
South African Republic 10% 3/31/2033	ZAR	22,669,000	1,454,514
South African Republic 5.875% 4/20/2032		690,000	709,617
South African Republic 7.1% 11/19/2036 (b)		10,537,000	11,345,715
South African Republic 7.3% 4/20/2052		500,000	503,785
South African Republic 7.95% 11/19/2054 (b)		483,000	517,776
South African Republic 8.5% 1/31/2037	ZAR	20,925,000	1,184,838
TOTAL SOUTH AFRICA			15,716,245
SURINAME - 0.0%
Republic of Suriname 0% 11/6/2030 (b)		479,000	492,053
Republic of Suriname 8.5% 11/6/2035 (b)		663,000	713,759
TOTAL SURINAME			1,205,812
TURKEY - 0.0%
Istanbul Metropolitan Municipality 10.5% 12/6/2028 (b)		600,000	656,892
Turkish Republic 7.125% 2/12/2032		200,000	210,800
Turkish Republic 7.625% 5/15/2034		400,000	429,688
TOTAL TURKEY			1,297,380
UNITED KINGDOM - 0.3%
United Kingdom of Great Britain and Northern Ireland 0.5% 10/22/2061 (e)	GBP	1,900,000	657,777
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (e)	GBP	2,700,000	2,814,024
United Kingdom of Great Britain and Northern Ireland 4.375% 7/31/2054 (e)	GBP	12,865,000	14,947,049
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (e)	GBP	50,000,000	66,428,110
TOTAL UNITED KINGDOM			84,846,960
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027		100,000	100,350
Uruguay Republic 5.1% 6/18/2050		830,000	794,310
TOTAL URUGUAY			894,660
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $486,437,840)			493,839,534

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr 4.839% 1/1/2041	750,000	739,565
Other - 0.0%
Maricopa Cnty AZ Ind Dev Au Ed Series 2024, 7.375% 10/1/2029 (b)	4,950,000	5,205,981
TOTAL ARIZONA		5,945,546
California - 0.0%
Education - 0.0%
University CA Revs 4.858% 5/15/2112	499,000	424,155
University CA Revs Series 2015 AQ, 4.767% 5/15/2115	1,565,000	1,305,264
University CA Revs Series 2015 J, 4.131% 5/15/2045	1,750,000	1,625,173
		3,354,592
General Obligations - 0.0%
State of California 7.5% 4/1/2034	205,000	241,369
State of California 7.55% 4/1/2039	290,000	357,022
State of California Gen. Oblig. 4.6% 4/1/2038 (Pre-refunded to 4/1/2028 at 100)	1,180,000	1,204,078
		1,802,469
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev Series 2022 Q, 4.563% 5/15/2053	875,000	766,123
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 1, 3.85% 6/1/2050	70,000	64,181
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	3,565,000	3,840,312
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	540,000	629,734
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.063% 5/15/2034	500,000	421,500
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.163% 5/15/2035	500,000	414,534
		5,306,080
TOTAL CALIFORNIA		11,293,445
Colorado - 0.0%
Special Tax - 0.0%
Regional Transn Dist CO Sales 5.844% 11/1/2050	45,000	46,393
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	1,500,000	1,585,662
Georgia - 0.0%
Electric Utilities - 0.0%
Georgia Mun Elec Auth Pwr Rev Series 2010 A, 6.637% 4/1/2057	207,000	227,859
Illinois - 0.0%
General Obligations - 0.0%
Illinois St Gen. Oblig. 5.1% 6/1/2033	2,159,559	2,216,211
Louisiana - 0.0%
Other - 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Series ELL Class A2, 4.145% 2/1/2033	720,000	722,472
Massachusetts - 0.0%
Special Tax - 0.0%
Massachusetts St Transn Fd Rev 5.731% 6/1/2040	150,000	158,660
Michigan - 0.0%
Education - 0.0%
Michigan St Univ Revs Series 2022A, 4.165% 8/15/2122	3,660,000	2,706,464
University MI Univ Revs 2.437% 4/1/2040	570,000	439,054
University MI Univ Revs 3.504% 4/1/2052	1,080,000	812,023
University MI Univ Revs 4.454% 4/1/2122	4,790,000	3,854,811
		7,812,352
Health Care - 0.0%
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 T, 3.384% 12/1/2040	545,000	464,668
TOTAL MICHIGAN		8,277,020
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	1,060,000	875,758
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	855,000	1,000,052
New Jersey Turnpike Authority 7.414% 1/1/2040	2,220,000	2,677,311
		3,677,363
TOTAL NEW JERSEY		3,677,363
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.926% 10/1/2051	70,000	66,835
Port Auth NY & NJ 4.96% 8/1/2046	280,000	268,926
Port Auth NY & NJ 5.647% 11/1/2040	240,000	257,715
Port Auth NY & NJ Series 174, 4.458% 10/1/2062	515,000	442,551
		1,036,027
TOTAL NEW JERSEY,NEW YORK		1,036,027
New York - 0.2%
Education - 0.1%
NY St Dorm Auth Revs Non St Supported Debt Series 2025B, 5.228% 7/1/2035	5,630,000	5,923,559
Other - 0.0%
New York City Transitional Finance Authority 2.69% 5/1/2033 (Escrowed to Maturity)	530,000	476,446
Special Tax - 0.1%
New York City Transitional Finance Authority 2.69% 5/1/2033	1,485,000	1,329,118
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 2, 4.375% 5/1/2037	9,300,000	8,993,358
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 SUB E 3, 1.97% 2/1/2033	2,015,000	1,723,924
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.13% 2/1/2035	750,000	775,314
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.15% 2/1/2036	750,000	770,535
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5.628% 3/15/2039	990,000	1,027,481
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 C, 5% 3/15/2053	1,340,000	1,378,379
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2025 B, 5% 3/15/2059	740,000	766,519
		16,764,628
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	380,000	421,296
Metropolitan Transn Auth NY Rv Series 2010E, 6.814% 11/15/2040	15,000	17,083
		438,379
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.882% 6/15/2044	320,000	332,198
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	70,000	73,761
		405,959
TOTAL NEW YORK		24,008,971
Ohio - 0.0%
Education - 0.0%
Ohio St Univ Gen Rcpts 4.8% 6/1/2111	1,503,000	1,280,833
Ohio St Univ Gen Rcpts 4.91% 6/1/2040	140,000	139,508
		1,420,341
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	435,000	560,696
Special Tax - 0.0%
JobsOhio Beverage System Series 2020A, 2.833% 1/1/2038	325,000	276,584
TOTAL OHIO		2,257,621
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 5.808% 2/1/2041	230,000	240,998
General Obligations - 0.0%
Lamar TX Isd Series 2023 A, 5% 2/15/2058 (Permanent Sch Fund of Texas Guaranteed)	980,000	1,014,416
Texas State Gen. Oblig. 5.517% 4/1/2039	318,685	333,953
		1,348,369
Industrial Development - 0.0%
Port of Beaumont Navigation District Series 2024 B, 10% 7/1/2026 (b)	325,000	326,200
Transportation - 0.0%
Dallas Fort Worth International Airport 4.087% 11/1/2051	1,010,000	849,381
Texas Private Activity Bd Surface Transn Corp Rev 3.922% 12/31/2049	390,000	315,455
		1,164,836
TOTAL TEXAS		3,080,403
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,520,000	960,029
Other - 0.0%
Williamsburg Economic Development Authority Series 2025, 4.957% 11/1/2035	885,000	894,406
TOTAL VIRGINIA		1,854,435
TOTAL MUNICIPAL SECURITIES (Cost $72,570,628)		67,263,846

Non-Convertible Corporate Bonds - 14.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4% 10/1/2027 (b)		7,200,000	7,181,920
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Finance Ltd 3.649% 4/29/2031 (b)		4,800,000	4,497,430
Santos Finance Ltd 4.125% 9/14/2027 (e)		6,300,000	6,247,160
Woodside Finance Ltd 5.4% 5/19/2030		500,000	515,460
			11,260,050
Financials - 0.0%
Banks - 0.0%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (d)(e)	GBP	400,000	529,157
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		3,419,000	3,305,020
Commonwealth Bank of Australia 3.788% 8/26/2037 (d)(e)	EUR	500,000	581,844
National Australia Bank Ltd 2.332% 8/21/2030 (b)		450,000	409,637
Westpac Banking Corp 4.11% 7/24/2034 (d)		4,937,000	4,865,006
			9,690,664
Capital Markets - 0.0%
Macquarie Group Ltd 2.691% 6/23/2032 (b)(d)		166,000	151,307
Financial Services - 0.0%
Amcor UK Finance PLC 3.75% 2/20/2033	EUR	605,000	700,414
Cimic Finance Ltd 1.5% 5/28/2029 (e)	EUR	465,000	502,770
			1,203,184
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(e)	GBP	325,000	405,609
TOTAL FINANCIALS			11,450,764

Industrials - 0.0%
Ground Transportation - 0.0%
Pacific National Finance Pty Ltd 3.7% 9/24/2029	AUD	570,000	345,297
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (e)	EUR	1,500,000	1,706,648
TOTAL INDUSTRIALS			2,051,945

Materials - 0.1%
Chemicals - 0.0%
Dyno Nobel Ltd 5.4% 11/8/2032	AUD	620,000	401,908
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.9% 2/28/2033		103,000	105,519
BHP Billiton Finance USA Ltd 5% 2/21/2030		1,330,000	1,374,581
BHP Billiton Finance USA Ltd 5.125% 2/21/2032		3,269,000	3,391,273
BHP Billiton Finance USA Ltd 5.25% 9/8/2033		3,170,000	3,308,811
BHP Billiton Finance USA Ltd 5.3% 2/21/2035		355,000	369,509
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (b)		76,000	73,309
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (b)		150,000	156,566
Glencore Funding LLC 2.5% 9/1/2030 (b)		80,000	73,425
Glencore Funding LLC 2.625% 9/23/2031 (b)		342,000	308,760
Glencore Funding LLC 2.85% 4/27/2031 (b)		754,000	695,941
Glencore Funding LLC 3.875% 10/27/2027 (b)		137,000	136,329
Glencore Funding LLC 5.186% 4/1/2030 (b)		140,000	144,224
Glencore Funding LLC 5.634% 4/4/2034 (b)		2,325,000	2,439,398
Glencore Funding LLC 5.7% 5/8/2033 (b)		321,000	339,635
Glencore Funding LLC 6.125% 10/6/2028 (b)		1,250,000	1,313,169
Glencore Funding LLC 6.375% 10/6/2030 (b)		233,000	251,834
Mineral Resources Ltd 7% 4/1/2031 (b)		530,000	550,869
Mineral Resources Ltd 8% 11/1/2027 (b)		530,000	541,816
Mineral Resources Ltd 9.25% 10/1/2028 (b)		775,000	813,746
Rio Tinto Finance USA Ltd 5.2% 11/2/2040		68,000	68,651
Rio Tinto Finance USA PLC 4.125% 8/21/2042		160,000	139,269
Rio Tinto Finance USA PLC 5.25% 3/14/2035		540,000	560,220
			17,156,854
TOTAL MATERIALS			17,558,762

Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	800,000	546,851
TOTAL AUSTRALIA			50,050,292
AUSTRIA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG 12.25% 3/30/2029 (b)		3,900,000	4,172,080
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (e)	EUR	135,000	156,046
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (e)	EUR	150,000	178,336
TOTAL AUSTRIA			4,506,462
BAILIWICK OF JERSEY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Deepocean Ltd 6% 4/8/2031 (e)	EUR	100,000	117,951
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036		11,348,000	11,339,776
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046		3,125,000	2,943,194
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		77,000	80,282
			14,363,252
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (e)	EUR	400,000	477,291
TOTAL CONSUMER STAPLES			14,840,543

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (e)	EUR	400,000	474,936
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.932% 10/16/2030 (b)(d)		8,910,000	9,089,772
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA 4.25% 3/20/2030 (e)	EUR	2,100,000	2,519,323
Materials - 0.0%
Chemicals - 0.0%
Syensqo Finance America LLC 5.65% 6/4/2029 (b)		2,000,000	2,077,532
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (e)	EUR	300,000	348,255
TOTAL BELGIUM			29,350,361
BRAZIL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MV24 Capital BV 6.748% 6/1/2034 (b)		146,464	143,901
Petrobras Global Finance BV 6.625% 1/16/2034	GBP	400,000	526,634
			670,535
Financials - 0.0%
Financial Services - 0.0%
Raizen Fuels Finance SA 5.7% 1/17/2035 (b)		394,000	324,201
Industrials - 0.0%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (b)		612,000	640,458
Materials - 0.0%
Chemicals - 0.0%
Braskem Netherlands Finance BV 4.5% 1/10/2028 (b)		245,000	95,869
Braskem Netherlands Finance BV 4.5% 1/31/2030 (b)		1,080,000	383,400
Braskem Netherlands Finance BV 8.5% 1/12/2031 (b)		4,393,000	1,605,202
			2,084,471
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)		315,000	315,394
TOTAL MATERIALS			2,399,865

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
FS Luxembourg Sarl 8.625% 6/25/2033 (b)		200,000	204,318
FS Luxembourg Sarl 8.875% 2/12/2031 (b)		335,000	345,780
			550,098
TOTAL BRAZIL			4,585,157
CANADA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (d)		100,000	102,484
TELUS Corp 7% 10/15/2055 (d)		150,000	156,582
			259,066
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 5.3% 2/15/2034		2,725,000	2,762,787
TOTAL COMMUNICATION SERVICES			3,021,853

Consumer Discretionary - 0.0%
Distributors - 0.0%
RB Global Holdings Inc 7.75% 3/15/2031 (b)		229,000	240,013
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		5,425,000	5,169,411
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)		280,000	277,516
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		280,000	288,684
Great Canadian Gaming Corp/Raptor LLC 8.75% 11/15/2029 (b)		188,000	189,568
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		97,000	95,132
			6,020,311
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		500,000	463,750
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (b)		409,000	407,958
TOTAL CONSUMER DISCRETIONARY			7,132,032

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 5.267% 2/12/2034 (b)		2,645,000	2,720,585
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 8.5% 4/30/2030 (b)		514,000	542,132
Canadian Natural Resources Ltd 3.85% 6/1/2027		3,200,000	3,186,501
Canadian Natural Resources Ltd 5% 12/15/2029		10,920,000	11,183,797
Canadian Natural Resources Ltd 5.4% 12/15/2034		4,100,000	4,198,949
Cenovus Energy Inc 2.65% 1/15/2032		1,050,000	935,882
Cenovus Energy Inc 3.75% 2/15/2052		3,795,000	2,696,406
Cenovus Energy Inc 4.65% 3/20/2031		983,000	985,973
Cenovus Energy Inc 5.25% 6/15/2037		1,199,000	1,172,900
Cenovus Energy Inc 5.4% 3/20/2036		757,000	764,395
Enbridge Inc 4.6% 6/20/2028		4,400,000	4,448,579
Enbridge Inc 4.9% 6/20/2030		3,500,000	3,582,168
Enbridge Inc 5.3% 4/5/2029		800,000	825,793
Enbridge Inc 8.5% 1/15/2084 (d)		3,910,000	4,485,830
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)		48,000	50,909
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		535,000	539,080
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029		4,320,000	4,385,371
Suncor Energy Inc 3.75% 3/4/2051		695,000	502,072
Suncor Energy Inc 6.8% 5/15/2038		191,000	212,406
TransCanada PipeLines Ltd 4.625% 3/1/2034		735,000	721,487
Transcanada Trust 5.5% 9/15/2079 (d)		1,695,000	1,680,330
			47,100,960
Financials - 0.2%
Banks - 0.1%
Bank of Montreal 5.511% 6/4/2031		250,000	264,474
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(e)	EUR	760,000	886,203
Bank of Nova Scotia/The 4.338% 9/15/2031 (d)		300,000	299,596
Bank of Nova Scotia/The 4.74% 11/10/2032 (d)		475,000	482,152
Canadian Imperial Bank of Commerce 4.58% 9/8/2031 (d)		4,500,000	4,539,941
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (d)		275,000	279,217
Canadian Imperial Bank of Commerce 5.26% 4/8/2029		110,000	114,098
Royal Bank of Canada 3.125% 9/27/2031 (d)(e)	EUR	435,000	506,544
Royal Bank of Canada 4.498% 8/6/2029 (d)		11,500,000	11,619,634
Royal Bank of Canada 4.65% 1/27/2026		127,000	127,056
Royal Bank of Canada 4.65% 10/18/2030 (d)		3,805,000	3,861,745
Toronto Dominion Bank 2% 9/10/2031		180,000	161,222
Toronto Dominion Bank 3.357% 9/22/2032 (e)	EUR	435,000	503,353
Toronto Dominion Bank 4.456% 6/8/2032		305,000	306,035
Toronto Dominion Bank 4.568% 12/17/2026		11,000,000	11,070,206
Toronto Dominion Bank 4.928% 10/15/2035		1,845,000	1,863,478
Toronto Dominion Bank 6.35% 10/31/2085 (d)		1,885,000	1,905,733
			38,790,687
Capital Markets - 0.0%
CI Financial Corp 7.5% 5/30/2029 (b)		2,000,000	2,123,486
Insurance - 0.1%
Fairfax Financial Holdings Ltd 2.75% 3/29/2028 (e)	EUR	2,100,000	2,427,170
Fairfax Financial Holdings Ltd 3.375% 3/3/2031		4,595,000	4,323,820
Fairfax Financial Holdings Ltd 4.85% 4/17/2028		1,850,000	1,871,412
Fairfax Financial Holdings Ltd 5.625% 8/16/2032		6,600,000	6,900,641
Fairfax Financial Holdings Ltd 5.75% 5/20/2035		5,560,000	5,808,520
Fairfax Financial Holdings Ltd 6% 12/7/2033		3,200,000	3,404,258
			24,735,821
TOTAL FINANCIALS			65,649,994

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6% 2/15/2028 (b)		4,020,000	4,032,193
Bombardier Inc 6.75% 6/15/2033 (b)		355,000	374,380
Bombardier Inc 7.875% 4/15/2027 (b)		218,000	218,645
Bombardier Inc 8.75% 11/15/2030 (b)		355,000	383,256
			5,008,474
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.375% 11/15/2032 (b)		100,000	102,523
Northriver Midstream Finance LP 6.75% 7/15/2032 (b)		270,000	275,031
Wrangler Holdco Corp 6.625% 4/1/2032 (b)		880,000	923,596
			1,301,150
Ground Transportation - 0.0%
Canadian Pacific Railway Co 2.875% 11/15/2029		265,000	253,068
Canadian Pacific Railway Co 3.1% 12/2/2051		248,000	167,372
			420,440
Passenger Airlines - 0.0%
Air Canada 2017-1 Class AA Pass Through Trust equipment trust certificate 3.7% 7/15/2027 (b)		36,833	36,734
Air Canada 2017-1 Class AA Pass Through Trust Series 1AA, 3.3% 7/15/2031 (b)		375,336	358,985
			395,719
TOTAL INDUSTRIALS			7,125,783

Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 1.45% 9/14/2026		109,000	106,818
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (b)		235,000	222,857
Open Text Corp 3.875% 2/15/2028 (b)		490,000	477,889
Open Text Corp 6.9% 12/1/2027 (b)		970,000	1,006,250
Open Text Holdings Inc 4.125% 2/15/2030 (b)		100,000	95,337
			1,802,333
TOTAL INFORMATION TECHNOLOGY			1,909,151

Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		250,000	250,704
Methanex Corp 5.25% 12/15/2029		50,000	50,049
NOVA Chemicals Corp 4.25% 5/15/2029 (b)		27,000	26,151
NOVA Chemicals Corp 5.25% 6/1/2027 (b)		129,000	129,473
NOVA Chemicals Corp 9% 2/15/2030 (b)		300,000	320,982
Nutrien Ltd 4.9% 3/27/2028		3,135,000	3,191,408
Nutrien Ltd 4.9% 6/1/2043		1,325,000	1,219,995
Nutrien Ltd 5.2% 6/21/2027		5,775,000	5,870,869
			11,059,631
Metals & Mining - 0.1%
Barrick North America Finance LLC 5.7% 5/30/2041		2,830,000	2,912,756
Barrick North America Finance LLC 5.75% 5/1/2043		475,000	490,464
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039		1,340,000	1,431,490
Capstone Copper Corp 6.75% 3/31/2033 (b)		705,000	731,319
Champion Iron Canada Inc 7.875% 7/15/2032 (b)		1,635,000	1,721,869
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		190,000	190,182
Kinross Gold Corp 4.5% 7/15/2027		10,910,000	10,911,697
Kinross Gold Corp 6.25% 7/15/2033		5,585,000	6,121,397
New Gold Inc 6.875% 4/1/2032 (b)		550,000	584,941
			25,096,115
TOTAL MATERIALS			36,155,746

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mattamy Group Corp 4.625% 3/1/2030 (b)		1,500,000	1,455,243
Utilities - 0.0%
Electric Utilities - 0.0%
Emera Inc 6.75% 6/15/2076 (d)		193,000	194,412
Fortis Inc/Canada 3.055% 10/4/2026		301,000	298,245
			492,657
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (b)		216,000	208,916
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		1,335,000	1,200,891
Emera US Finance LP 4.75% 6/15/2046		325,000	280,819
TransAlta Corp 6.5% 3/15/2040		160,000	160,916
			1,642,626
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp 5.365% 6/15/2026 (g)		3,670,000	3,688,446
TOTAL UTILITIES			6,032,645

TOTAL CANADA			178,303,992
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (e)		350,000	351,092
COLOMBIA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Grupo Nutresa SA 9% 5/12/2035 (b)		350,000	394,406
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ecopetrol SA 6.875% 4/29/2030		1,534,000	1,558,161
Ecopetrol SA 8.375% 1/19/2036		140,000	143,325
Ecopetrol SA 8.625% 1/19/2029		3,555,000	3,821,056
Ecopetrol SA 8.875% 1/13/2033		647,000	691,514
			6,214,056
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)		290,000	269,338
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (b)		80,000	82,680
			352,018
TOTAL COLOMBIA			6,960,480
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (b)		130,000	133,402
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (e)	EUR	175,000	166,510
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EPH Financing International AS 6.651% 11/13/2028 (e)	EUR	200,000	250,803
TOTAL CZECH REPUBLIC			417,313
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (e)	EUR	215,000	249,042
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (e)	EUR	150,000	180,880
TOTAL CONSUMER STAPLES			429,922

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(e)	EUR	405,000	485,749
Danske Bank A/S 4.613% 10/2/2030 (b)(d)		412,000	415,817
Danske Bank A/S 5.705% 3/1/2030 (b)(d)		400,000	417,007
Jyske Bank A/S 5.125% 5/1/2035 (d)(e)	EUR	159,000	195,208
			1,513,781
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (b)(f)		200,000	205,646
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (b)(f)		335,000	350,841
			556,487
TOTAL DENMARK			2,500,190
EL SALVADOR - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65% 1/24/2033 (b)		150,000	159,750
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (b)		405,000	422,213
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 5.375% 9/22/2027 (b)		400,000	409,565
Nordea Bank Abp U.S. SOFR Index + 0.74%, 4.8684% 3/19/2027 (b)(c)(d)		200,000	200,943
			610,508
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mehilainen Yhtiot Oy 5.125% 6/30/2032 (e)	EUR	200,000	236,273
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (e)	EUR	200,000	222,969
Citycon Treasury BV 5.375% 7/8/2031 (e)	EUR	300,000	334,570
			557,539
TOTAL FINLAND			1,826,533
FRANCE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.5% 4/15/2032 (b)		328,317	319,429
Altice France SA 6.875% 7/15/2032 (b)		40,000	38,989
Altice France SA 9.5% 11/1/2029 (b)		43,841	44,995
			403,413
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (e)	EUR	300,000	346,636
TOTAL COMMUNICATION SERVICES			750,049

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 5.625% 6/15/2030 (e)	EUR	100,000	120,853
Kapla Holding SAS 5% 4/30/2031 (e)	EUR	150,000	176,492
			297,345
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (d)(e)	EUR	500,000	585,150
RCI Banque SA 5.5% 10/9/2034 (d)(e)	EUR	400,000	485,822
Renault SA 3.875% 9/30/2030 (e)	EUR	100,000	116,307
			1,187,279
Specialty Retail - 0.0%
Goldstory SAS 6.75% 2/1/2030 (e)	EUR	282,000	339,455
TOTAL CONSUMER DISCRETIONARY			1,824,079

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (e)	EUR	300,000	343,447
Consumer Staples Distribution & Retail - 0.0%
Picard Groupe SAS 6.375% 7/1/2029 (e)	EUR	100,000	120,812
Personal Care Products - 0.0%
Opal Bidco SAS 5.5% 3/31/2032 (e)	EUR	100,000	119,951
TOTAL CONSUMER STAPLES			584,210

Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (b)		265,000	282,136
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050		347,000	237,684
TotalEnergies Capital International SA 3.461% 7/12/2049		500,000	363,650
TotalEnergies Capital SA 5.275% 9/10/2054		330,000	317,353
TotalEnergies Capital SA 5.488% 4/5/2054		450,000	444,151
TotalEnergies Capital SA 5.638% 4/5/2064		1,020,000	1,015,465
			2,378,303
TOTAL ENERGY			2,660,439

Financials - 0.3%
Banks - 0.3%
Banque Federative du Credit Mutuel SA 5.79% 7/13/2028 (b)		1,800,000	1,872,701
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 5.0239% 2/16/2028 (b)(c)(d)		2,000,000	2,011,502
BNP Paribas SA 1.904% 9/30/2028 (b)(d)		400,000	383,266
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		6,450,000	6,086,773
BNP Paribas SA 2.871% 4/19/2032 (b)(d)		1,500,000	1,372,492
BNP Paribas SA 3.052% 1/13/2031 (b)(d)		6,950,000	6,582,533
BNP Paribas SA 3.132% 1/20/2033 (b)(d)		3,670,000	3,357,649
BNP Paribas SA 3.945% 2/18/2037 (d)(e)	EUR	400,000	465,145
BNP Paribas SA 5.176% 1/9/2030 (b)(d)		1,920,000	1,971,048
BNP Paribas SA 5.497% 5/20/2030 (b)(d)		285,000	295,509
BNP Paribas SA 5.738% 2/20/2035 (b)(d)		900,000	952,479
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		17,320,000	18,269,627
BNP Paribas SA 5.906% 11/19/2035 (b)(d)		1,945,000	2,034,406
BPCE SA 2.045% 10/19/2027 (b)(d)		2,670,000	2,620,248
BPCE SA 3.116% 10/19/2032 (b)(d)		500,000	450,046
BPCE SA 3.875% 1/11/2029 (e)	EUR	6,500,000	7,749,560
BPCE SA 4.75% 7/19/2027 (b)		250,000	252,687
BPCE SA 5.125% 1/18/2028 (b)		541,000	552,443
BPCE SA 5.281% 5/30/2029 (b)		2,000,000	2,068,171
BPCE SA 5.716% 1/18/2030 (b)(d)		400,000	415,133
BPCE SA 5.876% 1/14/2031 (b)(d)		9,300,000	9,739,306
BPCE SA 5.936% 5/30/2035 (b)(d)		1,305,000	1,376,981
BPCE SA 6.293% 1/14/2036 (b)(d)		450,000	485,715
BPCE SA 6.612% 10/19/2027 (b)(d)		1,055,000	1,076,226
BPCE SA 6.714% 10/19/2029 (b)(d)		4,540,000	4,829,374
BPCE SA 7.003% 10/19/2034 (b)(d)		1,731,000	1,945,745
Credit Agricole SA 4% 1/10/2033 (b)(d)		261,000	257,518
Credit Agricole SA 4.631% 9/11/2028 (b)(d)		290,000	292,268
Credit Agricole SA 5.862% 1/9/2036 (b)(d)		945,000	1,002,174
Credit Agricole SA 6.316% 10/3/2029 (b)(d)		3,655,000	3,853,095
Credit Agricole SA U.S. SOFR Index + 0.87%, 5.0322% 3/11/2027 (b)(c)(d)		250,000	250,878
Credit Agricole SA U.S. SOFR Index + 1.21%, 5.3722% 9/11/2028 (b)(c)(d)		8,400,000	8,453,256
Societe Generale SA 1.488% 12/14/2026 (b)(d)		10,614,000	10,599,814
Societe Generale SA 1.792% 6/9/2027 (b)(d)		1,500,000	1,479,459
Societe Generale SA 2.797% 1/19/2028 (b)(d)		3,156,000	3,100,542
Societe Generale SA 2.889% 6/9/2032 (b)(d)		210,000	190,178
Societe Generale SA 3.337% 1/21/2033 (b)(d)		1,105,000	1,010,011
Societe Generale SA 5.5% 4/13/2029 (b)(d)		4,316,000	4,420,318
Societe Generale SA 5.512% 5/22/2031 (b)(d)		1,050,000	1,087,360
Societe Generale SA 6.066% 1/19/2035 (b)(d)		1,052,000	1,114,456
Societe Generale SA 6.1% 4/13/2033 (b)(d)		1,520,000	1,612,331
Societe Generale SA 6.447% 1/12/2027 (b)(d)		200,000	200,411
			118,140,834
Financial Services - 0.0%
Iliad Holding SAS 6.875% 4/15/2031 (e)	EUR	101,000	125,132
Iliad Holding SAS 7% 10/15/2028 (b)		450,000	456,408
Iliad Holding SAS 7% 4/15/2032 (b)		120,000	123,699
Worldline SA/France 0.875% 6/30/2027 (e)	EUR	100,000	103,765
Worldline SA/France 4.125% 9/12/2028 (e)	EUR	200,000	203,969
Worldline SA/France 5.25% 11/27/2029 (e)	EUR	100,000	100,132
Worldline SA/France 5.5% 6/10/2030 (e)	EUR	100,000	99,500
			1,212,605
TOTAL FINANCIALS			119,353,439

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
IPD 3 BV 5.5% 6/15/2031 (e)	EUR	100,000	117,292
Machinery - 0.0%
Loxam SAS 4.25% 2/15/2031 (e)	EUR	148,000	171,486
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (e)	EUR	300,000	322,379
TOTAL INDUSTRIALS			611,157

Information Technology - 0.0%
IT Services - 0.0%
Atos SE 9% 12/18/2029 (e)(g)	EUR	266,090	351,380
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
New Immo Holding SA 5.875% 4/17/2028 (e)	EUR	100,000	119,907
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 2% 12/9/2049 (e)	EUR	1,600,000	1,109,933
Electricite de France SA 4.75% 10/12/2034 (e)	EUR	200,000	249,698
Electricite de France SA 4.75% 6/17/2044 (e)	EUR	1,200,000	1,393,818
Electricite de France SA 5.5% 1/25/2035 (e)	GBP	300,000	393,012
Electricite de France SA 5.636% 8/28/2035 (e)	AUD	510,000	328,647
Electricite de France SA 6% 4/22/2064 (b)		8,200,000	8,141,698
Electricite de France SA 6.9% 5/23/2053 (b)		390,000	439,178
RTE Reseau de Transport d'Electricite SADIR 3.875% 11/24/2037 (e)	EUR	200,000	232,731
			12,288,715
Multi-Utilities - 0.0%
Engie SA 4.25% 9/6/2034 (e)	EUR	400,000	484,842
Veolia Environnement SA 3.324% 6/17/2032 (e)	EUR	300,000	347,818
			832,660
Water Utilities - 0.0%
Suez SACA 2.875% 5/24/2034 (e)	EUR	1,500,000	1,623,339
TOTAL UTILITIES			14,744,714

TOTAL FRANCE			140,999,374
GERMANY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (d)		2,300,000	2,702,113
Media - 0.0%
Tele Columbus AG 10% 1/1/2029 pay-in-kind (e)	EUR	100,000	77,949
TOTAL COMMUNICATION SERVICES			2,780,062

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
IHO Verwaltungs GmbH 7% 11/15/2031 pay-in-kind (d)(e)	EUR	100,000	124,894
Mahle GmbH 6.5% 5/2/2031 (e)	EUR	200,000	238,792
Robert Bosch GmbH 4.375% 6/2/2043 (e)	EUR	100,000	115,464
Schaeffler AG 5.375% 4/1/2031 (e)	EUR	300,000	366,335
ZF Europe Finance BV 4.75% 1/31/2029 (e)	EUR	400,000	458,184
ZF Europe Finance BV 6.125% 3/13/2029 (e)	EUR	100,000	119,040
ZF Europe Finance BV 7% 6/12/2030 (e)	EUR	400,000	483,778
ZF North America Capital Inc 6.75% 4/23/2030 (b)		170,000	165,146
ZF North America Capital Inc 6.875% 4/14/2028 (b)		400,000	408,250
ZF North America Capital Inc 6.875% 4/23/2032 (b)		135,000	128,258
			2,608,141
Automobiles - 0.2%
BMW US Capital LLC 5.05% 3/21/2030 (b)		8,300,000	8,547,765
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 5.0443% 3/21/2028 (b)(c)(d)		3,000,000	3,019,830
Mercedes-Benz Finance North America LLC 4.75% 3/31/2028 (b)		10,000,000	10,143,715
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)		4,000,000	4,085,445
Mercedes-Benz Finance North America LLC 4.9% 11/15/2027 (b)		2,100,000	2,135,652
Volkswagen Group of America Finance LLC 4.450% 9/11/2027 (b)		4,200,000	4,211,354
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)		3,941,000	3,984,540
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (b)		6,778,000	6,881,543
Volkswagen Group of America Finance LLC 5.35% 3/27/2030 (b)		11,923,000	12,275,308
Volkswagen Group of America Finance LLC 5.65% 3/25/2032 (b)		2,855,000	2,967,423
Volkswagen Group of America Finance LLC 5.65% 9/12/2028 (b)		4,113,000	4,250,960
Volkswagen Group of America Finance LLC 5.8% 3/27/2035 (b)		435,000	451,919
			62,955,454
TOTAL CONSUMER DISCRETIONARY			65,563,595

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (e)	EUR	205,000	247,339
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (e)	EUR	400,000	463,128
Financials - 0.0%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (d)(e)	EUR	200,000	235,953
Commerzbank AG 4.875% 10/16/2034 (d)(e)	EUR	100,000	121,524
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (d)(e)	EUR	200,000	231,780
Volkswagen Bank GmbH 3.5% 6/19/2031 (e)	EUR	300,000	349,477
			938,734
Capital Markets - 0.0%
Deutsche Bank AG 6.125% 12/12/2030 (d)(e)	GBP	300,000	416,465
Deutsche Bank AG/New York NY 3.742% 1/7/2033 (d)		4,860,000	4,535,280
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (d)		1,950,000	1,978,275
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)		945,000	965,032
Deutsche Bank AG/New York NY 5.414% 5/10/2029		375,000	390,574
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)		835,000	892,302
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (d)		2,110,000	2,320,660
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)		3,400,000	3,458,428
			14,957,016
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (b)(d)		800,000	819,662
TOTAL FINANCIALS			16,715,412

Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Sartorius Finance BV 4.875% 9/14/2035 (e)	EUR	800,000	988,266
Health Care Providers & Services - 0.0%
Fresenius Medical Care US Finance III Inc 1.875% 12/1/2026 (b)		660,000	644,561
Nidda Healthcare Holding GmbH 3 month EURIBOR + 3.25%, 5.276% 10/15/2032 (c)(d)(e)	EUR	100,000	116,910
Nidda Healthcare Holding GmbH 5.375% 10/23/2030 (e)	EUR	100,000	118,448
			879,919
Pharmaceuticals - 0.2%
Bayer AG 5.375% 3/25/2082 (d)(e)	EUR	200,000	238,207
Bayer US Finance II LLC 4.375% 12/15/2028 (b)		19,800,000	19,786,430
Bayer US Finance II LLC 4.4% 7/15/2044 (b)		3,231,000	2,611,561
Bayer US Finance II LLC 4.625% 6/25/2038 (b)		570,000	519,431
Bayer US Finance II LLC 4.875% 6/25/2048 (b)		1,930,000	1,634,031
Bayer US Finance LLC 6.125% 11/21/2026 (b)		5,400,000	5,488,980
Bayer US Finance LLC 6.375% 11/21/2030 (b)		1,740,000	1,860,901
Bayer US Finance LLC 6.5% 11/21/2033 (b)		1,106,000	1,197,592
EMD Finance LLC 4.375% 10/15/2030 (b)		5,200,000	5,224,860
Gruenenthal GmbH 4.625% 11/15/2031 (e)	EUR	100,000	117,492
			38,679,485
TOTAL HEALTH CARE			40,547,670

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (e)	EUR	270,000	314,283
Commercial Services & Supplies - 0.0%
APCOA Group GmbH 6% 4/15/2031 (e)	EUR	235,000	276,536
Electrical Equipment - 0.0%
Dynamo Newco II GmbH 6.25% 10/15/2031 (e)	EUR	150,000	175,421
Machinery - 0.0%
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)		7,852,000	7,976,220
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 5.0954% 9/25/2027 (b)(c)(d)		3,000,000	3,008,504
			10,984,724
Passenger Airlines - 0.0%
Deutsche Lufthansa AG 5.25% 1/15/2055 (d)(e)	EUR	200,000	241,143
TOTAL INDUSTRIALS			11,992,107

Materials - 0.0%
Containers & Packaging - 0.0%
Progroup AG 5.375% 4/15/2031 (e)	EUR	311,000	365,472
Real Estate - 0.0%
Office REITs - 0.0%
Alstria Office AG 5.5% 3/20/2031 (e)	EUR	200,000	237,872
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (i)	EUR	100,000	116,035
Accentro Real Estate AG 10% 12/30/2027	EUR	200,000	247,973
Accentro Real Estate AG 5.625% 2/13/2026 (e)(g)	EUR	733,500	255,761
Sirius Real Estate Ltd 4% 1/22/2032 (e)	EUR	300,000	348,024
Vonovia SE 3.5% 11/12/2032 (e)	EUR	300,000	346,130
Vonovia SE 5.717% 9/3/2035 (e)	AUD	1,060,000	678,667
			1,992,590
TOTAL REAL ESTATE			2,230,462

Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (e)	EUR	400,000	466,782
Amprion GmbH 3.625% 5/21/2031 (e)	EUR	200,000	237,336
Amprion GmbH 3.875% 6/5/2036 (e)	EUR	100,000	116,767
EnBW International Finance BV 3.75% 11/20/2035 (e)	EUR	850,000	994,117
EnBW International Finance BV 5.7923% 2/26/2036 (e)	AUD	370,000	239,986
			2,054,988
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (b)		185,000	184,040
RWE Finance US LLC 5.875% 4/16/2034 (b)		881,000	929,582
			1,113,622
TOTAL UTILITIES			3,168,610

TOTAL GERMANY			144,073,857
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)		370,000	382,667
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (b)		100,000	101,777
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA 4.25% 10/31/2030 (e)	EUR	100,000	119,620
TOTAL GREECE			221,397
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		95,000	88,136
Millicom International Cellular SA 5.125% 1/15/2028 (b)		247,500	246,263

TOTAL GUATEMALA			334,399
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts Finance Ltd 5.75% 7/21/2028 (e)		1,150,000	1,143,916
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(e)		375,000	358,863
TOTAL HONG KONG			1,502,779
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Indian Railway Finance Corp Ltd 3.57% 1/21/2032 (b)		1,010,000	964,085
Power Finance Corp Ltd 1.841% 9/21/2028 (e)	EUR	2,400,000	2,676,899
Power Finance Corp Ltd 6.15% 12/6/2028 (b)		3,050,000	3,200,884
			6,841,868
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (e)		800,000	787,254
Industrials - 0.0%
Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd 7.11% 3/11/2032 (e)		900,000	926,719
Electrical Equipment - 0.0%
Diamond II Ltd 7.95% 7/28/2026 (e)		900,000	902,250
TOTAL INDUSTRIALS			1,828,969

Utilities - 0.0%
Electric Utilities - 0.0%
Continuum Energy Aura Pte Ltd 9.5% 2/24/2027 (e)		900,000	918,975
Greenko Wind Projects Mauritius Ltd 7.25% 9/27/2028 (e)		400,000	404,124
India Clean Energy Holdings 4.5% 4/18/2027 (e)		1,150,000	1,116,938
India Cleantech Energy 4.7% 8/10/2026 (e)		1,062,600	1,049,881
			3,489,918
Independent Power and Renewable Electricity Producers - 0.0%
Clean Renewable Power Mauritius Pte Ltd 4.25% 3/25/2027 (e)		1,078,000	1,048,355
Continuum Green Energy India Pvt / Co-Issuers 7.5% 6/26/2033 (e)		868,050	905,729
Greenko Dutch BV 3.85% 3/29/2026 (e)		1,211,000	1,197,376
Greenko Dutch BV 3.85% 3/29/2026 (b)		173,000	171,054
ReNew Pvt Ltd 5.875% 3/5/2027 (e)		900,000	895,455
			4,217,969
TOTAL UTILITIES			7,707,887

TOTAL INDIA			17,165,978
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Cypress Tree Pte Ltd 8.625% 5/19/2030 (e)		900,000	944,324
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (e)		1,150,000	1,155,560
			2,099,884
Materials - 0.0%
Metals & Mining - 0.0%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 6.53% 11/15/2028 (b)		1,750,000	1,858,828
Nickel Industries Ltd 9% 9/30/2030 (e)		285,000	293,194
			2,152,022
Utilities - 0.0%
Electric Utilities - 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 1.875% 11/5/2031 (b)	EUR	1,500,000	1,561,582
Star Energy Geothermal Wayang Windu Ltd 6.75% 4/24/2033 (e)		573,750	592,038
			2,153,620
TOTAL INDONESIA			6,405,526
IRELAND - 0.2%
Communication Services - 0.0%
Media - 0.0%
Virgin Media O2 Vendor Financing Notes V DAC 7.875% 3/15/2032 (e)	GBP	235,000	314,782
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (b)		125,000	126,251
Flutter Treasury DAC 6.125% 6/4/2031 (e)	GBP	540,000	716,743
			842,994
Financials - 0.1%
Banks - 0.0%
AIB Group PLC 5.32% 5/15/2031 (b)(d)		200,000	206,785
AIB Group PLC 6.608% 9/13/2029 (b)(d)		400,000	425,519
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(d)		665,000	692,544
			1,324,848
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		11,600,000	11,425,411
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		11,894,000	11,514,411
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		4,790,000	4,437,146
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027		4,098,000	4,065,238
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035		286,000	284,275
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)		375,000	385,490
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (d)		150,000	157,307
			32,269,278
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		260,000	262,920
GGAM Finance Ltd 6.875% 4/15/2029 (b)		145,000	150,456
GGAM Finance Ltd 8% 2/15/2027 (b)		165,000	168,777
			582,153
TOTAL FINANCIALS			34,176,279

Industrials - 0.1%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 5.1% 4/1/2030 (b)		2,000,000	2,052,374
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (b)		2,365,000	2,489,341
			4,541,715
Professional Services - 0.0%
Cedacri SpA 3 month EURIBOR + 4.625%, 6.689% 5/15/2028 (c)(d)(e)	EUR	100,000	116,882
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)		97,000	96,402
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)		7,750,000	7,497,937
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)		3,477,000	3,474,525
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (b)		210,000	208,313
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)		2,033,000	2,069,492
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)		1,953,000	2,007,870
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)		93,000	93,039
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (b)		2,325,000	2,417,371
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)		848,000	878,713
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)		6,970,000	7,267,900
DAA Finance PLC 1.554% 6/7/2028 (e)	EUR	3,200,000	3,618,934
			29,630,496
TOTAL INDUSTRIALS			34,289,093

Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	116,785
TOTAL IRELAND			69,739,933
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		742,000	770,024
ITALY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia Capital SA 7.721% 6/4/2038		164,000	181,523
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Pachelbel Bidco SpA 7.125% 5/17/2031 (e)	EUR	282,000	348,860
Specialty Retail - 0.0%
Bubbles Bidco SPA 6.5% 9/30/2031 (e)	EUR	200,000	237,682
Duomo Bidco SpA 3 month EURIBOR + 3.25%, 5.31% 1/15/2032 (c)(d)(e)	EUR	100,000	116,363
			354,045
TOTAL CONSUMER DISCRETIONARY			702,905

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 5.95% 5/15/2054 (b)		1,560,000	1,567,899
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.95% 6/1/2042 (b)(d)		468,000	399,156
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)		10,048,000	10,060,055
Intesa Sanpaolo SpA 6.625% 6/20/2033 (b)		225,000	248,979
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)		865,000	992,130
UniCredit SpA 1.982% 6/3/2027 (b)(d)		200,000	197,747
UniCredit SpA 3.127% 6/3/2032 (b)(d)		2,515,000	2,340,835
			14,238,902
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Gruppo San Donato SPA 6.5% 10/31/2031 (e)	EUR	100,000	118,211
Kedrion SpA 6.5% 9/1/2029 (b)		414,000	402,089
			520,300
Pharmaceuticals - 0.0%
Dolcetto Holdco SpA 5.625% 7/14/2032 (e)	EUR	282,000	332,071
TOTAL HEALTH CARE			852,371

Information Technology - 0.0%
Communications Equipment - 0.0%
Fibercop SpA 4.75% 6/30/2030 (e)	EUR	100,000	117,838
Fibercop SpA 6.375% 11/15/2033 (b)		275,000	269,306
			387,144
IT Services - 0.0%
Almaviva-The Italian Innovation Co SpA 5% 10/30/2030 (e)	EUR	100,000	116,518
Engineering - Ingegneria Informatica - SpA 11.125% 5/15/2028 (e)	EUR	100,000	122,709
			239,227
Software - 0.0%
TeamSystem SpA 5% 7/1/2031 (e)	EUR	100,000	116,694
TOTAL INFORMATION TECHNOLOGY			743,065

Materials - 0.0%
Chemicals - 0.0%
Itelyum Regeneration Spa 5.75% 4/15/2030 (e)	EUR	100,000	117,022
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 2.5% 7/12/2031 (b)(g)		5,974,000	5,388,846
Enel Finance International NV 4.375% 9/30/2030 (b)		283,000	282,614
Enel Finance International NV 4.5% 2/20/2043 (e)	EUR	495,000	587,145
Enel Finance International NV 5% 9/30/2035 (b)		1,600,000	1,596,382
Enel Finance International NV 5.125% 6/26/2029 (b)		7,130,000	7,330,003
Enel Finance International NV 5.5% 6/26/2034 (b)		660,000	689,676
Enel Finance International NV 5.75% 9/30/2055 (b)		590,000	581,336
Enel Finance International NV 7.5% 10/14/2032 (b)		217,000	250,913
Enel SpA 3.375% (d)(e)(r)	EUR	335,000	389,456
			17,096,371
Gas Utilities - 0.0%
Snam SpA 5% 5/28/2030 (b)		3,930,000	4,022,875
Snam SpA 5.75% 5/28/2035 (b)		5,491,000	5,739,522
			9,762,397
TOTAL UTILITIES			26,858,768

TOTAL ITALY			45,262,455
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (b)(i)(j)		151,934	6,229
Digicel International Finance Ltd / Difl US LLC 8.625% 8/1/2032 (b)		3,680,000	3,757,004

TOTAL JAMAICA			3,763,233
JAPAN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 2.906% 3/16/2029 (b)	EUR	1,400,000	1,630,996
NTT Finance Corp 3.678% 7/16/2033 (e)	EUR	170,000	200,353
NTT Finance Corp 4.091% 7/16/2037 (b)	EUR	5,500,000	6,530,835
NTT Finance Corp 4.567% 7/16/2027 (b)		1,162,000	1,170,761
NTT Finance Corp 4.62% 7/16/2028 (b)		2,810,000	2,849,206
NTT Finance Corp 4.876% 7/16/2030 (b)		2,480,000	2,533,609
NTT Finance Corp 5.136% 7/2/2031 (b)		250,000	258,087
NTT Finance Corp 5.171% 7/16/2032 (b)		1,600,000	1,649,921
NTT Finance Corp 5.502% 7/16/2035 (b)		700,000	731,466
NTT Finance Corp U.S. SOFR Index + 1.31%, 5.4226% 7/16/2030 (b)(c)(d)		1,200,000	1,219,805
			18,775,039
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp 5.25% 10/10/2029 (e)	EUR	302,000	355,784
SoftBank Group Corp 6.375% 7/10/2033 (e)	EUR	200,000	238,881
			594,665
TOTAL COMMUNICATION SERVICES			19,369,704

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Nissan Motor Co Ltd 6.375% 7/17/2033 (e)	EUR	370,000	439,183
Broadline Retail - 0.0%
Rakuten Group Inc 9.75% 4/15/2029 (e)		900,000	1,000,072
TOTAL CONSUMER DISCRETIONARY			1,439,255

Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.21% 6/15/2030 (b)		705,000	733,700
Japan Tobacco Inc 5.856% 6/15/2035 (b)		735,000	789,287
			1,522,987
Financials - 0.2%
Banks - 0.2%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)		465,000	457,326
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (d)		11,700,000	12,108,787
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (d)		2,350,000	2,418,763
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (d)		400,000	418,588
Mizuho Financial Group Inc 5.382% 7/10/2030 (d)		3,000,000	3,113,202
Mizuho Financial Group Inc 5.748% 7/6/2034 (d)		200,000	213,510
Mizuho Financial Group Inc 5.778% 7/6/2029 (d)		1,765,000	1,839,059
Norinchukin Bank/The 5.094% 10/16/2029 (b)		10,000,000	10,231,227
Sumitomo Mitsui Financial Group Inc 4.954% 7/8/2033 (d)		9,060,000	9,295,390
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030		10,000,000	10,404,217
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029		6,100,000	6,339,887
Sumitomo Mitsui Financial Group Inc 5.424% 7/9/2031		1,500,000	1,577,300
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028		200,000	206,362
Sumitomo Mitsui Financial Group Inc 5.716% 9/14/2028		405,000	422,534
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033		200,000	214,477
Sumitomo Mitsui Trust Bank Ltd 5.65% 3/9/2026 (b)		1,820,000	1,827,952
			61,088,581
Capital Markets - 0.0%
Nomura Holdings Inc 2.608% 7/14/2031		1,155,000	1,046,304
Nomura Holdings Inc 4.904% 7/1/2030		5,700,000	5,803,817
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 5.3819% 7/2/2027 (c)(d)		3,000,000	3,027,303
			9,877,424
TOTAL FINANCIALS			70,966,005

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030		1,600,000	1,464,977
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040		2,260,000	1,752,489
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050		308,000	210,525
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044		292,000	299,204
			3,727,195
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kioxia Holdings Corp 6.25% 7/24/2030 (b)		400,000	411,604
TOTAL JAPAN			97,436,750
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)		870,000	785,723
KazMunayGas National Co JSC 5.375% 4/24/2030 (e)		200,000	204,152

TOTAL KAZAKHSTAN			989,875
KOREA (SOUTH) - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Korea National Oil Corp 4.875% 4/3/2029 (b)		300,000	307,471
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 5.125% 1/11/2033		515,000	544,122
Korea Development Bank/The 3% 1/13/2026		13,000,000	12,984,814
			13,528,936
Materials - 0.0%
Chemicals - 0.0%
Kraton Corp 5% 7/15/2027 (b)		3,000,000	3,045,861
TOTAL KOREA (SOUTH)			16,882,268
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (b)		135,000	90,243
Altice Financing SA 5.75% 8/15/2029 (b)		1,939,000	1,294,283
Altice Financing SA 9.625% 7/15/2027 (b)		385,000	307,295
Summer BC Holdco B SARL 3 month EURIBOR + 4.25%, 6.314% 2/15/2030 (c)(d)(e)	EUR	311,000	341,510
			2,033,331
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 9.75% (b)(i)(s)		5,500,000	1
TOTAL COMMUNICATION SERVICES			2,033,332

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Essendi SA 5.625% 5/15/2032 (e)	EUR	302,000	360,415
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (b)		390,000	403,946
Financials - 0.0%
Financial Services - 0.0%
ION Platform Finance SARL 6.5% 9/30/2030 (e)	EUR	104,000	117,280
ION Platform Finance SARL 6.875% 9/30/2032 (e)	EUR	200,000	224,118
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	3,716,100	991,714
Vivion Investments Sarl 5.625% 6/8/2030 (e)(f)	EUR	100,000	114,023
Vivion Investments Sarl 8.25% 2/28/2029 pay-in-kind (d)(e)	EUR	100,000	115,691
Vivion Investments Sarl 8.25% 8/31/2028 pay-in-kind (d)(e)	EUR	281,869	327,482
			1,890,308
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ephios Subco 3 Sarl 7.875% 1/31/2031 (e)	EUR	235,000	289,046
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 5.375% 5/21/2030 (e)	EUR	235,000	280,854
Materials - 0.0%
Chemicals - 0.0%
INEOS Finance PLC 7.5% 4/15/2029 (b)		450,000	403,882
Maxam Prill Sarl 6% 7/15/2030 (e)	EUR	282,000	332,277
			736,159
Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (e)	EUR	525,000	601,703
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (e)	EUR	200,000	240,491
Real Estate Management & Development - 0.0%
Adler Financing Sarl 8.25% 12/31/2028 pay-in-kind (d)	EUR	265,162	334,241
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (e)	EUR	100,000	116,084
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (e)	EUR	680,000	753,994
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (e)	EUR	500,000	572,508
Logicor Financing Sarl 0.875% 1/14/2031 (e)	EUR	400,000	405,578
Logicor Financing Sarl 3.75% 7/14/2032 (e)	EUR	230,000	265,119
Logicor Financing Sarl 4.25% 7/18/2029 (e)	EUR	280,000	336,600
P3 Group Sarl 3.75% 4/2/2033 (e)	EUR	300,000	344,165
P3 Group Sarl 4% 4/19/2032 (e)	EUR	165,000	194,096
			3,322,385
TOTAL REAL ESTATE			4,164,579

TOTAL LUXEMBOURG			10,158,639
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MGM China Holdings Ltd 7.125% 6/26/2031 (e)		450,000	471,997
Sands China Ltd 5.4% 8/8/2028 (g)		1,379,000	1,398,316
Studio City Finance Ltd 5% 1/15/2029 (e)		900,000	849,654
Wynn Macau Ltd 5.625% 8/26/2028 (e)		900,000	893,115

TOTAL MACAU			3,613,082
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Flourishing Trade & Investment Ltd 11.035% 4/2/2028 (b)(i)		1,235,625	1,281,961
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos Mexicanos 10% 2/7/2033		788,000	909,431
Petroleos Mexicanos 2.75% 4/21/2027 (e)	EUR	339,000	388,245
Petroleos Mexicanos 5.95% 1/28/2031		5,032,000	4,851,150
Petroleos Mexicanos 6.5% 1/23/2029		990,000	1,001,781
Petroleos Mexicanos 6.625% 6/15/2038		147,000	133,549
Petroleos Mexicanos 6.7% 2/16/2032		12,020,000	11,910,017
Petroleos Mexicanos 6.75% 9/21/2047		11,150,000	9,076,435
Petroleos Mexicanos 6.84% 1/23/2030		300,000	303,735
Petroleos Mexicanos 7.5% 3/20/2026 (b)(i)		1,392,000	1,383,300
Petroleos Mexicanos 7.69% 1/23/2050		25,840,000	23,041,528
Petroleos Mexicanos 8.75% 6/2/2029		2,598,000	2,779,860
			55,779,031
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 5.875% 5/7/2030 (b)		200,000	207,262
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (b)		13,300,000	13,491,387
TOTAL FINANCIALS			13,698,649

Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 4.25% 10/31/2026 (b)		4,270,000	4,241,156
Mexico City Airport Trust 5.5% 10/31/2046 (b)		1,092,000	959,147
Mexico City Airport Trust 5.5% 7/31/2047 (b)		3,767,000	3,306,296
			8,506,599
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.875% 4/23/2045		455,000	469,200
Utilities - 0.0%
Electric Utilities - 0.0%
Comision Federal de Electricidad 4.688% 5/15/2029 (b)		2,277,000	2,245,521
Independent Power and Renewable Electricity Producers - 0.0%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (b)		354,602	370,619
Saavi Energia Sarl 8.875% 2/10/2035 (b)		470,000	503,196
			873,815
TOTAL UTILITIES			3,119,336

TOTAL MEXICO			81,572,815
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (b)		269,000	250,758
OCP SA 6.7% 3/1/2036 (b)		200,000	213,300
OCP SA 6.75% 5/2/2034 (b)		2,395,000	2,579,703
OCP SA 7.5% 5/2/2054 (b)		290,000	320,778

TOTAL MOROCCO			3,364,539
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Corp Andina de Fomento 5% 1/24/2029		745,000	768,580
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (e)	EUR	200,000	233,842
Media - 0.0%
Sunrise FinCo I BV 4.625% 5/15/2032 (e)	EUR	100,000	117,256
VZ Secured Financing BV 5% 1/15/2032 (b)		2,051,000	1,863,525
VZ Secured Financing BV 5.25% 1/15/2033 (e)	EUR	100,000	115,193
			2,095,974
TOTAL COMMUNICATION SERVICES			2,329,816

Consumer Discretionary - 0.0%
Distributors - 0.0%
Boels Topholding BV 5.75% 5/15/2030 (e)	EUR	102,000	122,159
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (e)	EUR	200,000	248,180
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (e)	EUR	5,000,000	5,375,280
TOTAL CONSUMER STAPLES			5,623,460

Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 2.47% 12/13/2029 (b)(d)		1,000,000	952,756
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)		1,100,000	1,117,844
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(d)		3,400,000	3,456,927
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)		665,000	661,047
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(d)		628,000	665,923
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.63% 8/28/2026 (c)(d)		6,350,000	6,366,496
ING Groep NV 1.726% 4/1/2027 (d)		5,935,000	5,886,470
ING Groep NV 3% 8/17/2031 (d)(e)	EUR	400,000	461,887
ING Groep NV 4.858% 3/25/2029 (d)		3,900,000	3,960,297
ING Groep NV 5.335% 3/19/2030 (d)		200,000	207,129
			23,736,776
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV 2.125% 3/31/2027 (e)	EUR	4,400,000	5,066,166
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		162,000	146,692
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		1,461,000	1,473,996
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		4,212,000	4,283,467
NXP BV / NXP Funding LLC 5.55% 12/1/2028		70,000	72,491
			5,976,646
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 12.25% 1/15/2031 (b)		200,000	213,213
Utilities - 0.0%
Electric Utilities - 0.0%
Tennet Netherlands BV 4.75% 10/28/2042 (e)	EUR	915,000	1,156,924
TOTAL NETHERLANDS			44,225,160
NEW ZEALAND - 0.0%
Financials - 0.0%
Banks - 0.0%
ASB Bank Ltd 2.375% 10/22/2031 (b)		200,000	180,849
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		215,000	222,213
TGS ASA 8.5% 1/15/2030 (b)		290,000	300,693
			522,906
Oil, Gas & Consumable Fuels - 0.0%
Aker BP ASA 3.1% 7/15/2031 (b)		7,295,000	6,685,641
Aker BP ASA 5.8% 10/1/2054 (b)		180,000	166,644
Equinor ASA 3.7% 4/6/2050		920,000	714,635
Equinor ASA 3.95% 5/15/2043		300,000	257,386
Var Energi ASA 5% 5/18/2027 (b)		5,410,000	5,458,283
Var Energi ASA 5.875% 5/22/2030 (b)		2,700,000	2,814,070
Var Energi ASA 7.862% 11/15/2083 (d)(e)	EUR	100,000	127,795
			16,224,454
TOTAL ENERGY			16,747,360

Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 4.853% 11/5/2030 (b)(d)		900,000	920,734
TOTAL NORWAY			17,668,094
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		315,000	317,674
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)		295,000	306,531
TOTAL PANAMA			624,205
PARAGUAY - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Bioceanico Sovereign Certificate Ltd 0% 6/5/2034 (b)(j)		110,990	90,316
PERU - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Peru LNG Srl 5.375% 3/22/2030 (b)		150,020	144,723
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (e)	EUR	875,000	1,000,594
GTC Finance DAC 6.5% 10/15/2030 (e)	EUR	485,000	509,307

TOTAL POLAND			1,509,901
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (d)(e)	EUR	500,000	584,461
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)		490,922	520,377
SAUDI ARABIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co 5.25% 7/17/2034 (b)		3,000,000	3,093,240
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)		3,525,000	3,677,033
TOTAL SAUDI ARABIA			6,770,273
SINGAPORE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Puma International Financing SA 7.75% 4/25/2029 (e)		900,000	928,128
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GLP Pte Ltd 9.75% 5/20/2028 (e)		300,000	303,260
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Project Infinity 12.85% 9/13/2027 (i)		478,810	478,810
TOTAL SINGAPORE			1,710,198
SLOVENIA - 0.0%
Communication Services - 0.0%
Media - 0.0%
United Group BV 3.625% 2/15/2028 (e)	EUR	2,000,000	2,297,725
United Group BV 5.25% 2/1/2030 (b)	EUR	2,900,000	3,349,940

TOTAL SLOVENIA			5,647,665
SOUTH AFRICA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		810,000	804,435
Metals & Mining - 0.0%
Anglo American Capital PLC 2.625% 9/10/2030 (b)		1,035,000	957,996
TOTAL MATERIALS			1,762,431

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (b)		1,298,000	1,337,346
Eskom Holdings 6.35% 8/10/2028 (e)		213,000	219,456
Eskom Holdings 8.45% 8/10/2028 (e)		3,699,000	3,961,167
Eskom Holdings 8.45% 8/10/2028 (b)		671,000	718,557
			6,236,526
TOTAL SOUTH AFRICA			7,998,957
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA 1.75% 10/23/2030 (e)	EUR	5,500,000	5,961,171
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Cirsa Finance International Sarl 3 month EURIBOR + 3%, 5.072% 10/15/2032 (c)(d)(e)	EUR	100,000	117,041
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol E&P Capital Markets US LLC 4.805% 9/16/2028 (b)		235,000	236,897
Repsol E&P Capital Markets US LLC 5.204% 9/16/2030 (b)		280,000	282,576
Repsol E&P Capital Markets US LLC 5.976% 9/16/2035 (b)		605,000	620,297
			1,139,770
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029		1,800,000	1,867,137
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		400,000	428,679
Banco Santander SA 3.49% 5/28/2030		1,000,000	965,511
Banco Santander SA 4.175% 3/24/2028 (d)		8,000,000	7,993,157
Banco Santander SA 4.551% 11/6/2030		800,000	804,010
Banco Santander SA 5.127% 11/6/2035		800,000	806,504
Banco Santander SA 5.365% 7/15/2028 (d)		4,000,000	4,077,443
Banco Santander SA 5.439% 7/15/2031		4,400,000	4,639,191
Banco Santander SA 5.538% 3/14/2030 (d)		2,000,000	2,072,818
Banco Santander SA 5.552% 3/14/2028 (d)		8,400,000	8,547,085
Banco Santander SA 5.588% 8/8/2028		1,400,000	1,452,301
Banco Santander SA 6.033% 1/17/2035		1,000,000	1,082,417
CaixaBank SA 3.625% 9/19/2032 (d)(e)	EUR	200,000	236,245
CaixaBank SA 5.581% 7/3/2036 (b)(d)		200,000	207,522
CaixaBank SA 5.673% 3/15/2030 (b)(d)		400,000	416,516
CaixaBank SA 6.684% 9/13/2027 (b)(d)		265,000	270,045
			35,866,581
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 7.5% 5/1/2030 (e)	EUR	973,000	1,184,610
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 3.375% 11/27/2026 (e)	GBP	500,000	656,448
TOTAL SPAIN			44,925,621
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Dometic Group AB 5% 9/11/2030 (e)	EUR	100,000	117,678
Leisure Products - 0.0%
Asmodee Group AB 3 month EURIBOR + 3.75%, 5.764% 12/15/2029 (b)(c)(d)	EUR	470,588	551,615
Asmodee Group AB 5.75% 12/15/2029 (b)	EUR	1,120,000	1,365,096
			1,916,711
TOTAL CONSUMER DISCRETIONARY			2,034,389

Financials - 0.0%
Banks - 0.0%
Svenska Handelsbanken AB 5.5% 6/15/2028 (b)		943,000	976,031
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (e)	EUR	400,000	436,274
TOTAL SWEDEN			3,446,694
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn Entertainment Financing UK PLC 4.125% 2/15/2031 (e)	EUR	294,000	334,299
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.305% 2/2/2027 (b)(d)		500,000	497,370
UBS Group AG 3.091% 5/14/2032 (b)(d)		9,800,000	9,135,403
UBS Group AG 3.126% 8/13/2030 (b)(d)		2,640,000	2,534,327
UBS Group AG 3.869% 1/12/2029 (b)(d)		6,800,000	6,758,864
UBS Group AG 4.194% 4/1/2031 (b)(d)		21,240,000	21,090,416
UBS Group AG 4.282% 1/9/2028 (b)		430,000	430,645
UBS Group AG 4.55% 4/17/2026		3,490,000	3,496,350
UBS Group AG 4.75% 3/17/2032 (d)(e)	EUR	1,575,000	1,963,029
UBS Group AG 4.751% 5/12/2028 (b)(d)		937,000	944,294
UBS Group AG 5.01% 3/23/2037 (b)(d)		620,000	620,108
UBS Group AG 5.617% 9/13/2030 (b)(d)		530,000	554,944
UBS Group AG 6.246% 9/22/2029 (b)(d)		10,600,000	11,174,583
			59,200,333
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (d)(e)		495,000	499,402
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		1,200,000	1,209,897
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(e)		545,000	496,474
			2,205,773
TOTAL FINANCIALS			61,406,106

Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (e)	EUR	100,000	117,440
TOTAL SWITZERLAND			61,857,845
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
TSMC Arizona Corp 2.5% 10/25/2031		702,000	642,491
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)		150,000	155,532
TRINIDAD & TOBAGO - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
Trinidad Generation UnLtd 7.75% 6/16/2033 (b)		277,000	285,241
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
TC Ziraat Bankasi AS 7.25% 2/4/2030 (b)		207,000	214,032
Capital Markets - 0.0%
Turkiye Varlik Fonu Yonetimi AS 8.25% 2/14/2029 (e)		200,000	213,375
TOTAL TURKEY			427,407
UNITED ARAB EMIRATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 4.25% 9/11/2029 (b)		3,800,000	3,814,250
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (e)		251,708	227,109
			4,041,359
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Ltd/United Arab Emirates 2.375% 9/25/2026 (b)	EUR	1,430,000	1,653,078
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4.375% 10/9/2031 (b)		11,000,000	11,026,070
TOTAL UNITED ARAB EMIRATES			16,720,507
UNITED KINGDOM - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (e)	EUR	275,000	317,408
Virgin Media Finance PLC 5% 7/15/2030 (b)		70,000	61,951
			379,359
Media - 0.0%
RELX Capital Inc 5.25% 3/27/2035		3,400,000	3,534,588
Virgin Media Secured Finance PLC 4.25% 1/15/2030 (e)	GBP	2,800,000	3,406,738
			6,941,326
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4% 1/31/2029 (e)	GBP	1,470,000	1,841,892
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (b)		215,000	196,473
Vmed O2 UK Financing I PLC 5.625% 4/15/2032 (e)	EUR	257,000	301,880
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (b)		200,000	199,173
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (b)		200,000	208,604
Vodafone Group PLC 5.75% 6/28/2054		350,000	345,180
			3,093,202
TOTAL COMMUNICATION SERVICES			10,413,887

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
BCP V Modular Services Finance II PLC 6.125% 11/30/2028 (e)	GBP	100,000	124,425
BCP V Modular Services Finance II PLC 6.5% 7/10/2031 (e)	EUR	302,000	327,136
			451,561
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (e)	GBP	498,000	556,153
Hotels, Restaurants & Leisure - 0.0%
Deuce Finco PLC 7% 11/20/2031 (e)	GBP	100,000	131,687
IHG Finance LLC 3.375% 9/10/2030 (e)	EUR	250,000	291,312
InterContinental Hotels Group PLC 3.375% 10/8/2028 (e)	GBP	155,000	199,111
Whitbread Group PLC 2.375% 5/31/2027 (e)	GBP	195,000	249,909
			872,019
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (e)	GBP	660,000	753,955
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (b)		200,000	203,386
TOTAL CONSUMER DISCRETIONARY			2,837,074

Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Investment Corp 5.625% 4/15/2035		2,915,000	3,108,252
Consumer Staples Distribution & Retail - 0.0%
Bellis Acquisition Co PLC 8% 7/1/2031 (b)	EUR	4,300,000	4,860,927
Bellis Acquisition Co PLC 8% 7/1/2031 (e)	EUR	366,000	413,744
Boots Group Finco LP 5.375% 8/31/2032 (b)	EUR	475,000	566,123
Boots Group Finco LP 7.375% 8/31/2032 (b)	GBP	550,000	747,661
Boots Group Finco LP 7.375% 8/31/2032 (e)	GBP	100,000	135,938
Market Bidco Finco PLC 6.75% 1/31/2031 (e)	EUR	100,000	115,093
Ocado Group PLC 10.5% 8/8/2029 (e)	GBP	100,000	125,226
			6,964,712
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028		1,008,000	967,555
BAT Capital Corp 3.557% 8/15/2027		2,939,000	2,910,628
BAT Capital Corp 4.39% 8/15/2037		9,056,000	8,388,741
BAT Capital Corp 4.625% 3/22/2033		1,270,000	1,267,855
BAT Capital Corp 4.7% 4/2/2027		425,000	427,558
BAT Capital Corp 4.758% 9/6/2049		1,414,000	1,214,871
BAT Capital Corp 5.282% 4/2/2050		662,000	606,736
BAT Capital Corp 5.35% 8/15/2032		3,350,000	3,495,046
BAT Capital Corp 5.625% 8/15/2035		1,275,000	1,336,841
BAT Capital Corp 5.65% 3/16/2052		1,995,000	1,917,000
BAT Capital Corp 5.834% 2/20/2031		1,290,000	1,370,956
BAT Capital Corp 6.343% 8/2/2030		1,270,000	1,374,336
BAT Capital Corp 7.079% 8/2/2043		1,813,000	2,052,986
BAT Capital Corp 7.081% 8/2/2053		254,000	290,570
BAT International Finance PLC 4.125% 4/12/2032 (e)	EUR	825,000	987,811
BAT International Finance PLC 4.448% 3/16/2028		8,700,000	8,766,648
BAT International Finance PLC 5.931% 2/2/2029		395,000	415,217
Imperial Brands Finance PLC 3.875% 2/12/2034 (e)	EUR	750,000	860,343
Imperial Brands Finance PLC 5.875% 7/1/2034 (b)		2,400,000	2,513,299
Reynolds American Inc 5.7% 8/15/2035		1,189,000	1,251,545
Reynolds American Inc 5.85% 8/15/2045		269,000	268,180
Reynolds American Inc 8.125% 5/1/2040		24,000	28,920
			42,713,642
TOTAL CONSUMER STAPLES			52,786,606

Energy - 0.0%
Energy Equipment & Services - 0.0%
CD&R Firefly Bidco PLC 8.625% 4/30/2029 (e)	GBP	282,000	390,621
OEG Finance PLC 7.25% 9/27/2029 (e)	EUR	257,000	311,434
			702,055
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 11% 11/30/2028 (b)	EUR	3,800,000	4,778,344
EG Global Finance PLC 12% 11/30/2028 (b)		2,500,000	2,723,433
Ithaca Energy North Sea PLC 5.5% 10/1/2031 (e)	EUR	100,000	116,409
			7,618,186
TOTAL ENERGY			8,320,241

Financials - 0.5%
Banks - 0.5%
Barclays PLC 2.667% 3/10/2032 (d)		8,625,000	7,868,461
Barclays PLC 2.894% 11/24/2032 (d)		4,600,000	4,189,484
Barclays PLC 3.543% 8/14/2031 (d)(e)	EUR	550,000	646,218
Barclays PLC 4.476% 11/11/2029 (d)		5,605,000	5,638,133
Barclays PLC 4.942% 9/10/2030 (d)		2,650,000	2,702,894
Barclays PLC 5.086% 2/25/2029 (d)		1,600,000	1,630,235
Barclays PLC 5.088% 6/20/2030 (d)		13,438,000	13,679,529
Barclays PLC 5.2% 5/12/2026		1,701,000	1,707,625
Barclays PLC 5.501% 8/9/2028 (d)		445,000	454,173
Barclays PLC 5.69% 3/12/2030 (d)		300,000	312,511
Barclays PLC 5.86% 8/11/2046 (d)		1,390,000	1,443,474
Barclays PLC 6.496% 9/13/2027 (d)		600,000	610,255
Barclays PLC 6.692% 9/13/2034 (d)		2,900,000	3,225,030
Barclays PLC 7.385% 11/2/2028 (d)		620,000	656,044
Barclays PLC 7.437% 11/2/2033 (d)		500,000	575,458
HSBC Holdings PLC 2.013% 9/22/2028 (d)		3,943,000	3,796,746
HSBC Holdings PLC 2.206% 8/17/2029 (d)		3,380,000	3,209,404
HSBC Holdings PLC 2.804% 5/24/2032 (d)		5,336,000	4,887,633
HSBC Holdings PLC 3.973% 5/22/2030 (d)		1,811,000	1,792,593
HSBC Holdings PLC 4.619% 11/6/2031 (d)		950,000	956,179
HSBC Holdings PLC 4.856% 5/23/2033 (d)(e)	EUR	900,000	1,129,033
HSBC Holdings PLC 5.13% 3/3/2031 (d)		610,000	626,871
HSBC Holdings PLC 5.133% 11/6/2036 (d)		980,000	988,819
HSBC Holdings PLC 5.21% 8/11/2028 (d)		358,000	363,759
HSBC Holdings PLC 5.24% 5/13/2031 (d)		4,000,000	4,135,875
HSBC Holdings PLC 5.286% 11/19/2030 (d)		2,320,000	2,399,730
HSBC Holdings PLC 5.597% 5/17/2028 (d)		5,600,000	5,710,934
HSBC Holdings PLC 5.733% 5/17/2032 (d)		645,000	682,502
HSBC Holdings PLC 5.887% 8/14/2027 (d)		2,285,000	2,311,744
HSBC Holdings PLC 6.161% 3/9/2029 (d)		24,300,000	25,326,377
HSBC Holdings PLC 7.39% 11/3/2028 (d)		800,000	846,701
HSBC Holdings PLC 8.201% 11/16/2034 (d)(e)	GBP	550,000	804,504
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 5.2526% 3/3/2029 (c)(d)		5,000,000	5,012,313
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)		520,000	514,065
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(e)	EUR	605,000	751,522
Lloyds Banking Group PLC 4.943% 11/4/2036 (d)		1,125,000	1,121,270
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)		10,050,000	10,230,974
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)		200,000	202,789
Lloyds Banking Group PLC 5.679% 1/5/2035 (d)		200,000	211,515
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)		1,365,000	1,416,773
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)		1,000,000	1,012,053
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.9826% 11/26/2028 (c)(d)		10,050,000	10,103,265
NatWest Group PLC 3.073% 5/22/2028 (d)		5,999,000	5,913,109
NatWest Group PLC 3.632% 9/3/2034 (d)(e)	EUR	650,000	756,466
NatWest Group PLC 5.076% 1/27/2030 (d)		400,000	409,573
NatWest Group PLC 5.115% 5/23/2031 (d)		505,000	519,840
NatWest Group PLC 5.808% 9/13/2029 (d)		240,000	250,199
NatWest Group PLC 5.847% 3/2/2027 (d)		700,000	702,656
NatWest Markets PLC 5.022% 3/21/2030 (b)		940,000	969,972
NatWest Markets PLC 5.41% 5/17/2029 (b)		1,750,000	1,822,484
Santander UK Group Holdings PLC 1.673% 6/14/2027 (d)		1,065,000	1,050,064
Santander UK Group Holdings PLC 2.896% 3/15/2032 (d)		204,000	187,665
Santander UK Group Holdings PLC 4.32% 9/22/2029 (d)		470,000	470,518
Santander UK Group Holdings PLC 4.858% 9/11/2030 (d)		9,595,000	9,730,396
Santander UK Group Holdings PLC 5.694% 4/15/2031 (d)		255,000	267,026
Santander UK Group Holdings PLC 6.534% 1/10/2029 (d)		200,000	209,218
Standard Chartered Bank/New York 4.853% 12/3/2027		13,800,000	14,084,979
Standard Chartered PLC 1.456% 1/14/2027 (b)(d)		200,000	199,266
Standard Chartered PLC 3.864% 3/17/2033 (d)(e)	EUR	245,000	289,822
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)		5,900,000	6,031,139
Standard Chartered PLC 5.688% 5/14/2028 (b)(d)		340,000	346,850
Standard Chartered PLC 5.905% 5/14/2035 (b)(d)		665,000	708,378
Standard Chartered PLC 6.187% 7/6/2027 (b)(d)		700,000	707,934
Standard Chartered PLC 6.301% 1/9/2029 (b)(d)		297,000	309,054
Standard Chartered PLC 7.767% 11/16/2028 (b)(d)		641,000	683,792
Virgin Money UK PLC 7.625% 8/23/2029 (d)(e)	GBP	345,000	494,484
			183,000,351
Capital Markets - 0.0%
Marex Group PLC 6.404% 11/4/2029		5,900,000	6,093,003
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (e)	EUR	375,000	437,324
Financial Services - 0.0%
LSEG US Finance Corp 4.875% 3/28/2027 (b)		300,000	303,118
Nationwide Building Society 2.972% 2/16/2028 (b)(d)		210,000	207,015
Nationwide Building Society 4% 7/30/2035 (d)(e)	EUR	170,000	200,633
Nationwide Building Society 5.127% 7/29/2029 (b)		297,000	306,467
Nationwide Building Society 6.557% 10/18/2027 (b)(d)		955,000	973,681
Virgin Media Vendor Financing Notes III DAC 4.875% 7/15/2028 (e)	GBP	1,385,000	1,778,544
			3,769,458
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (e)	GBP	400,000	612,505
Ardonagh Finco Ltd 6.875% 2/15/2031 (e)	EUR	235,000	280,114
			892,619
TOTAL FINANCIALS			194,192,755

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC 5.15% 3/20/2027		250,000	252,794
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		390,000	379,112
TOTAL HEALTH CARE			631,906

Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)		2,985,000	2,890,650
Rolls-Royce PLC 5.75% 10/15/2027 (b)		800,000	820,205
			3,710,855
Commercial Services & Supplies - 0.0%
Amber Finco PLC 6.625% 7/15/2029 (e)	EUR	135,000	164,421
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (e)	EUR	660,000	577,280
Machinery - 0.0%
Weir Group Inc 5.35% 5/6/2030 (b)		5,300,000	5,468,330
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (e)	GBP	255,000	332,273
Transportation Infrastructure - 0.0%
Edge Finco PLC 8.125% 8/15/2031 (e)	GBP	200,000	279,288
Heathrow Finance PLC 6.625% 3/1/2031 (e)	GBP	282,000	374,461
Heathrow Funding Ltd 6% 3/5/2032 (e)	GBP	465,000	634,430
			1,288,179
TOTAL INDUSTRIALS			11,541,338

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (b)		265,000	225,383
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (e)	GBP	300,000	403,257
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (e)	EUR	780,000	897,384
TOTAL REAL ESTATE			1,300,641

Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (e)	EUR	300,000	348,304
NGG Finance PLC 2.125% 9/5/2082 (d)(e)	EUR	440,000	502,355
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (e)	EUR	430,000	501,129
Yorkshire Power Finance Ltd 7.25% 8/4/2028	GBP	4,419,000	6,212,178
			7,563,966
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 5.625% 2/15/2032 (e)	EUR	257,000	300,674
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		505,000	505,070
ContourGlobal Power Holdings SA 5% 2/28/2030 (e)	EUR	100,000	118,642
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (b)		200,000	205,750
			1,130,136
Water Utilities - 0.1%
Anglian Water Services Financing PLC 5.875% 6/20/2031 (e)	GBP	565,000	775,234
Anglian Water Services Financing PLC 6.293% 7/30/2030 (e)	GBP	150,000	209,278
Northumbrian Water Finance PLC 5.375% 7/22/2032 (e)	GBP	375,000	499,736
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (e)	EUR	425,000	493,310
Severn Trent Utilities Finance PLC 4% 3/5/2034 (e)	EUR	750,000	892,373
South West Water Finance PLC 5.25% 9/15/2031 (e)	GBP	340,000	453,673
South West Water Finance PLC 5.75% 12/11/2032 (e)	GBP	125,000	171,702
SW Finance I PLC 6.875% 8/7/2032 (e)	GBP	650,000	893,401
Thames Water Super Senior Issuer PLC 9.75% 10/10/2027 (b)	GBP	65,272	98,936
United Utilities Water Finance PLC 3.5% 2/27/2033 (e)	EUR	170,000	196,701
United Utilities Water Finance PLC 3.75% 5/23/2034 (e)	EUR	730,000	850,427
Wessex Water Services Finance PLC 6.125% 9/19/2034 (e)	GBP	320,000	435,437
Yorkshire Water Finance PLC 6% 7/22/2033 (e)	GBP	330,000	444,700
Yorkshire Water Finance PLC 6.375% 11/18/2034 (e)	GBP	1,160,000	1,592,274
			8,007,182
TOTAL UTILITIES			16,701,284

TOTAL UNITED KINGDOM			298,951,115
UNITED STATES - 11.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.2%
APLD ComputeCo LLC 9.25% 12/15/2030 (b)		630,000	607,162
AT&T Inc 1.65% 2/1/2028		4,120,000	3,918,109
AT&T Inc 2.55% 12/1/2033		5,588,000	4,794,453
AT&T Inc 3.5% 6/1/2041		5,306,000	4,231,666
AT&T Inc 3.5% 9/15/2053		3,282,000	2,258,039
AT&T Inc 3.55% 9/15/2055		2,735,000	1,874,311
AT&T Inc 3.65% 6/1/2051		50,000	35,923
AT&T Inc 3.65% 9/15/2059		7,497,000	5,110,928
AT&T Inc 3.8% 12/1/2057		3,545,000	2,518,309
AT&T Inc 3.85% 6/1/2060		650,000	460,008
AT&T Inc 4.3% 2/15/2030		3,709,000	3,729,724
AT&T Inc 4.35% 3/1/2029		150,000	150,856
AT&T Inc 4.5% 5/15/2035		1,980,000	1,923,386
AT&T Inc 4.75% 5/15/2046		5,130,000	4,560,086
AT&T Inc 4.9% 11/1/2035		2,105,000	2,097,979
AT&T Inc 5.7% 11/1/2054		1,455,000	1,428,187
AT&T Inc 6.05% 8/15/2056		2,298,000	2,369,803
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)		195,000	192,005
Cablevision Lightpath LLC 5.625% 9/15/2028 (b)		75,000	73,522
Cipher Compute LLC 7.125% 11/15/2030 (b)		315,000	320,021
Embarq LLC 7.995% 6/1/2036		119,000	47,043
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		4,196,000	4,210,787
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		362,000	362,489
Frontier Communications Holdings LLC 5.875% 11/1/2029		3,597,720	3,650,714
Frontier Communications Holdings LLC 6.75% 5/1/2029 (b)		100,000	100,938
Frontier Communications Holdings LLC 8.625% 3/15/2031 (b)		1,320,000	1,394,185
Level 3 Financing Inc 4.5% 4/1/2030 (b)		1,725,000	1,589,156
Level 3 Financing Inc 6.875% 6/30/2033 (b)		1,760,000	1,792,361
Level 3 Financing Inc 7% 3/31/2034 (b)		2,541,000	2,602,594
Lumen Technologies Inc 4.125% 4/15/2030 (b)		284,408	281,976
Lumen Technologies Inc 4.125% 4/15/2030 (b)		177,467	175,950
Sprint Capital Corp 6.875% 11/15/2028		304,000	327,428
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC 5.152% 9/20/2029 (b)		6,327,500	6,386,799
Verizon Communications Inc 1.5% 9/18/2030		1,029,000	906,627
Verizon Communications Inc 2.1% 3/22/2028		3,600,000	3,451,944
Verizon Communications Inc 2.355% 3/15/2032		5,720,000	5,055,548
Verizon Communications Inc 2.65% 11/20/2040		1,515,000	1,100,103
Verizon Communications Inc 3.15% 3/22/2030		175,000	167,860
Verizon Communications Inc 4.4% 11/1/2034		9,000	8,741
Verizon Communications Inc 4.78% 2/15/2035		700,000	694,428
Verizon Communications Inc 5.401% 7/2/2037 (b)		2,589,000	2,648,451
Verizon Communications Inc 5.875% 11/30/2055		3,656,000	3,689,992
Verizon Communications Inc 6% 11/30/2065		1,034,000	1,045,727
Windstream Services LLC 7.5% 10/15/2033 (b)		165,000	167,917
WULF Compute LLC 7.75% 10/15/2030 (b)		615,000	635,861
Zayo Group Holdings Inc 9.25% 3/9/2030 pay-in-kind (b)(d)		572,544	527,542
			85,677,638
Entertainment - 0.0%
Cinemark USA Inc 5.25% 7/15/2028 (b)		204,000	203,469
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)		562,000	561,044
Live Nation Entertainment Inc 6.5% 5/15/2027 (b)		433,000	437,319
Netflix Inc 5.375% 11/15/2029 (b)		518,000	542,895
ROBLOX Corp 3.875% 5/1/2030 (b)		280,000	267,716
Take-Two Interactive Software Inc 3.7% 4/14/2027		180,000	179,055
Take-Two Interactive Software Inc 5.4% 6/12/2029		209,000	216,599
Take-Two Interactive Software Inc 5.6% 6/12/2034		836,000	877,640
			3,285,737
Interactive Media & Services - 0.3%
Alphabet Inc 4.1% 11/15/2030		1,655,000	1,669,275
Alphabet Inc 4.375% 11/15/2032		590,000	597,177
Alphabet Inc 4.375% 11/6/2064	EUR	290,000	332,707
Alphabet Inc 4.7% 11/15/2035		1,665,000	1,691,876
Alphabet Inc 5.7% 11/15/2075		1,817,000	1,868,752
Beignet Investor LLC 6.581% 5/30/2049 (b)		82,428,000	88,872,583
Meta Platforms Inc 4.6% 11/15/2032		2,603,000	2,641,912
Meta Platforms Inc 4.65% 8/15/2062		2,230,000	1,871,902
Meta Platforms Inc 4.875% 11/15/2035		9,660,000	9,764,697
Meta Platforms Inc 5.4% 8/15/2054		860,000	834,107
Meta Platforms Inc 5.5% 11/15/2045		1,255,000	1,255,409
Meta Platforms Inc 5.6% 5/15/2053		2,633,000	2,622,807
Meta Platforms Inc 5.625% 11/15/2055		5,450,000	5,436,193
Snap Inc 6.875% 3/1/2033 (b)		580,000	597,479
Snap Inc 6.875% 3/15/2034 (b)		190,000	194,218
			120,251,094
Media - 0.4%
AMC Networks Inc 10.25% 1/15/2029 (b)		100,000	104,909
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (b)		668,000	566,015
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (b)		1,630,000	1,501,607
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,897,000	2,609,816
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)		1,189,000	1,112,538
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)		1,185,000	1,088,820
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (b)		2,560,000	2,438,341
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (b)		260,000	257,829
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)		200,000	199,718
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		5,888,000	5,475,827
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		1,788,000	1,536,583
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		1,640,000	1,473,445
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042		458,000	321,449
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041		8,794,000	6,274,323
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		712,000	458,193
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061		515,000	315,058
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		1,255,000	823,901
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062		2,082,000	1,280,531
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061		916,000	611,949
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		488,000	374,994
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		2,360,000	2,383,097
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		1,076,000	872,059
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		26,133,000	21,920,631
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		895,000	784,296
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035		455,000	456,034
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		4,171,000	4,349,217
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035		392,000	405,034
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		3,015,000	2,888,756
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		5,679,000	5,989,282
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		852,000	901,629
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (b)		625,000	650,505
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)		100,000	105,360
Comcast Corp 1.95% 1/15/2031		119,000	106,015
Comcast Corp 2.8% 1/15/2051		1,480,000	884,042
Comcast Corp 2.887% 11/1/2051		1,104,000	667,963
Comcast Corp 2.937% 11/1/2056		2,015,000	1,169,522
Comcast Corp 2.987% 11/1/2063		1,661,000	926,923
Comcast Corp 3.45% 2/1/2050		123,000	84,443
Comcast Corp 3.75% 4/1/2040		4,161,000	3,478,047
Comcast Corp 3.9% 3/1/2038		435,000	381,989
Comcast Corp 3.969% 11/1/2047		32,000	24,577
Comcast Corp 3.999% 11/1/2049		3,000	2,266
Comcast Corp 4% 3/1/2048		150,000	115,486
Comcast Corp 4.25% 10/15/2030		435,000	435,943
Comcast Corp 4.4% 8/15/2035		112,000	107,659
Comcast Corp 5.3% 6/1/2034		240,000	247,874
Comcast Corp 5.35% 5/15/2053		2,467,000	2,274,182
Cox Enterprises Inc 7.375% 7/15/2027 (b)		1,945,000	2,023,796
CSC Holdings LLC 11.75% 1/31/2029 (b)		2,219,000	1,564,209
CSC Holdings LLC 5.375% 2/1/2028 (b)		399,000	289,204
CSC Holdings LLC 5.5% 4/15/2027 (b)		1,117,000	963,834
CSC Holdings LLC 5.75% 1/15/2030 (b)		538,000	198,743
CSC Holdings LLC 6.5% 2/1/2029 (b)		3,048,000	1,914,284
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (b)		100,000	99,333
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (b)		310,000	310,091
Directv Financing LLC 8.875% 2/1/2030 (b)		31,000	30,664
Discovery Communications LLC 3.95% 3/20/2028		3,108,000	3,044,333
DISH DBS Corp 5.125% 6/1/2029		975,000	825,208
DISH DBS Corp 5.25% 12/1/2026 (b)		526,000	513,867
DISH DBS Corp 5.75% 12/1/2028 (b)		53,000	51,215
DISH DBS Corp 7.375% 7/1/2028		225,000	209,745
DISH DBS Corp 7.75% 7/1/2026		2,500,000	2,447,526
DISH Network Corp 11.75% 11/15/2027 (b)		5,358,000	5,594,877
EchoStar Corp 10.75% 11/30/2029		4,804,600	5,297,072
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		505,000	524,462
Getty Images Inc 10.5% 11/15/2030 (b)		415,000	424,021
Gray Media Inc 10.5% 7/15/2029 (b)		285,000	307,147
Gray Media Inc 4.75% 10/15/2030 (b)		61,000	47,071
Gray Media Inc 5.375% 11/15/2031 (b)		63,000	47,379
Gray Media Inc 7.25% 8/15/2033 (b)		220,000	220,381
Gray Media Inc 9.625% 7/15/2032 (b)		100,000	103,641
iHeartCommunications Inc 10.875% 5/1/2030 (b)		133,088	109,523
iHeartCommunications Inc 7.75% 8/15/2030 (b)		113,030	96,496
iHeartCommunications Inc 9.125% 5/1/2029 (b)		465,193	430,452
Lamar Media Corp 3.75% 2/15/2028		27,000	26,465
Lamar Media Corp 4% 2/15/2030		172,000	166,407
Lamar Media Corp 4.875% 1/15/2029		250,000	249,492
Lamar Media Corp 5.375% 11/1/2033 (b)		130,000	130,142
Nexstar Media Inc 4.75% 11/1/2028 (b)		221,000	219,165
Nexstar Media Inc 5.625% 7/15/2027 (b)		984,000	984,767
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (b)		280,000	272,044
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (b)		80,000	84,780
Paramount Global 2.9% 1/15/2027		1,157,000	1,137,335
Paramount Global 3.375% 2/15/2028		190,000	185,652
Paramount Global 3.7% 10/4/2026		273,000	269,692
Paramount Global 4.6% 1/15/2045		676,000	513,598
Paramount Global 4.9% 8/15/2044		43,000	33,598
Paramount Global 4.95% 1/15/2031		770,000	759,778
Paramount Global 5.25% 4/1/2044		54,000	43,725
Paramount Global 5.85% 9/1/2043		189,000	170,007
Paramount Global 6.25% 2/28/2057 (d)		200,000	194,675
Scripps Escrow II Inc 3.875% 1/15/2029 (b)		359,000	334,090
Sinclair Television Group Inc 4.375% 12/31/2032 (b)		118,000	91,450
Sinclair Television Group Inc 8.125% 2/15/2033 (b)		260,000	270,860
Sirius XM Radio LLC 4% 7/15/2028 (b)		713,000	695,056
Sirius XM Radio LLC 4.125% 7/1/2030 (b)		720,000	681,743
Sirius XM Radio LLC 5% 8/1/2027 (b)		450,000	450,100
Sirius XM Radio LLC 5.5% 7/1/2029 (b)		798,000	802,106
Stagwell Global LLC 5.625% 8/15/2029 (b)		380,000	369,263
TCA Cable TV Inc 1.8% 10/1/2030 (b)		1,840,000	1,611,708
TCA Cable TV Inc 5.45% 9/15/2028 (b)		2,525,000	2,600,649
TEGNA Inc 4.625% 3/15/2028		266,000	262,787
TEGNA Inc 5% 9/15/2029		605,000	599,410
Time Warner Cable LLC 5.5% 9/1/2041		5,200,000	4,608,878
Time Warner Cable LLC 5.875% 11/15/2040		930,000	863,931
Time Warner Cable LLC 6.55% 5/1/2037		8,522,000	8,711,795
Time Warner Cable LLC 7.3% 7/1/2038		6,393,000	6,805,639
Univision Communications Inc 7.375% 6/30/2030 (b)		270,000	273,897
Univision Communications Inc 8% 8/15/2028 (b)		1,610,000	1,661,494
Univision Communications Inc 8.5% 7/31/2031 (b)		390,000	403,453
Univision Communications Inc 9.375% 8/1/2032 (b)		225,000	238,851
Versant Media Group Inc 7.25% 1/30/2031 (b)		12,000	12,329
Warnermedia Holdings Inc 3.755% 3/15/2027		8,213,000	8,125,573
Warnermedia Holdings Inc 4.279% 3/15/2032		405,000	370,069
Warnermedia Holdings Inc 5.05% 3/15/2042		1,180,000	943,847
Warnermedia Holdings Inc 5.141% 3/15/2052		200,000	149,599
			156,507,150
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 2.625% 4/15/2026		3,800,000	3,780,381
T-Mobile USA Inc 3% 2/15/2041		3,650,000	2,753,721
T-Mobile USA Inc 3.375% 4/15/2029		2,445,000	2,383,137
T-Mobile USA Inc 3.4% 10/15/2052		520,000	357,577
T-Mobile USA Inc 3.6% 11/15/2060		1,136,000	774,907
T-Mobile USA Inc 3.875% 4/15/2030		21,448,000	21,127,081
T-Mobile USA Inc 4.7% 1/15/2035		2,510,000	2,489,799
T-Mobile USA Inc 4.85% 1/15/2029		600,000	613,466
T-Mobile USA Inc 4.95% 3/15/2028		800,000	815,376
T-Mobile USA Inc 5.05% 7/15/2033		315,000	323,414
T-Mobile USA Inc 5.125% 5/15/2032		1,945,000	2,013,543
T-Mobile USA Inc 5.2% 1/15/2033		971,000	1,007,259
T-Mobile USA Inc 5.8% 9/15/2062		464,000	468,573
T-Mobile USA Inc 6.7% 12/15/2033		202,000	227,886
			39,136,120
TOTAL COMMUNICATION SERVICES			404,857,739

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7% 4/15/2028 (b)		548,000	562,271
Adient Global Holdings Ltd 7.5% 2/15/2033 (b)		135,000	139,763
American Axle & Manufacturing Inc 5% 10/1/2029		270,000	258,774
American Axle & Manufacturing Inc 6.375% 10/15/2032 (b)		100,000	100,613
American Axle & Manufacturing Inc 6.875% 7/1/2028		216,000	216,913
American Axle & Manufacturing Inc 7.75% 10/15/2033 (b)		185,000	186,839
Aptiv Swiss Holdings Ltd 5.15% 9/13/2034		225,000	228,057
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (d)		245,000	251,565
Clarios Global LP / Clarios US Finance Co 4.75% 6/15/2031 (e)	EUR	100,000	118,177
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (b)		130,000	133,715
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)		530,000	550,924
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		205,000	210,290
Cooper-Standard Automotive Inc 13.5% 3/31/2027 pay-in-kind (b)(d)		202,568	212,348
Cooper-Standard Automotive Inc 5.625% 5/15/2027 pay-in-kind (b)(d)		143,968	141,311
Dana Inc 5.625% 6/15/2028		652,000	652,300
EquipmentShare.com Inc 9% 5/15/2028 (b)		100,000	102,066
Goodyear Tire & Rubber Co/The 5% 7/15/2029		380,000	369,183
Goodyear Tire & Rubber Co/The 5.25% 4/30/2031		517,000	493,484
Goodyear Tire & Rubber Co/The 5.25% 7/15/2031		127,000	119,989
Goodyear Tire & Rubber Co/The 5.625% 4/30/2033		100,000	94,190
Hertz Corp/The 4.625% 12/1/2026 (b)		372,000	362,297
Patrick Industries Inc 6.375% 11/1/2032 (b)		250,000	256,047
Phinia Inc 6.75% 4/15/2029 (b)		540,000	557,278
Tenneco Inc 8% 11/17/2028 (b)		3,475,000	3,473,997
			9,792,391
Automobiles - 0.1%
American Honda Finance Corp 5.05% 8/20/2031	GBP	305,000	407,557
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.6862% 8/13/2027 (c)(d)		10,100,000	10,122,944
Ford Motor Co 3.25% 2/12/2032		1,675,000	1,471,349
Ford Motor Co 4.75% 1/15/2043		340,000	273,641
Ford Motor Co 9.625% 4/22/2030		481,000	558,271
General Motors Co 5.35% 4/15/2028		3,190,000	3,271,124
General Motors Co 5.95% 4/1/2049		10,000	9,813
General Motors Co 6.25% 10/2/2043		525,000	539,059
General Motors Co 6.6% 4/1/2036		775,000	848,201
General Motors Co 6.75% 4/1/2046		465,000	504,294
General Motors Financial Co Inc 2.4% 10/15/2028		2,200,000	2,096,892
General Motors Financial Co Inc 2.4% 4/10/2028		1,895,000	1,818,384
General Motors Financial Co Inc 5.05% 4/4/2028		4,804,000	4,890,782
General Motors Financial Co Inc 5.4% 5/8/2027		795,000	808,076
General Motors Financial Co Inc 5.45% 9/6/2034		275,000	280,316
General Motors Financial Co Inc 5.85% 4/6/2030		2,471,000	2,602,161
General Motors Financial Co Inc 5.9% 1/7/2035		355,000	371,501
General Motors Financial Co Inc 5.95% 4/4/2034		275,000	289,459
Hyundai Capital America 1.5% 6/15/2026 (b)		367,000	361,743
Hyundai Capital America 2.1% 9/15/2028 (b)		1,595,000	1,505,366
Hyundai Capital America 3% 2/10/2027 (b)		252,000	248,484
Hyundai Capital America 4.55% 9/26/2029 (b)		2,700,000	2,713,814
Hyundai Capital America 4.875% 11/1/2027 (b)		4,000,000	4,049,782
Hyundai Capital America 5.4% 6/23/2032 (b)		3,340,000	3,467,747
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.1614% 6/24/2027 (b)(c)(d)		3,300,000	3,312,222
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.1684% 3/19/2027 (b)(c)(d)		250,000	250,892
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (b)		20,000	18,379
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (b)		40,000	39,661
Nissan Motor Acceptance Co LLC 5.625% 9/29/2028 (b)		68,000	67,827
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (b)		260,000	257,673
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (b)		200,000	206,330
Nissan Motor Acceptance Co LLC U.S. SOFR Averages Index + 2.05%, 6.205% 9/13/2027 (b)(c)(d)		8,800,000	8,769,528
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)		125,000	119,767
Stellantis Finance US Inc 5.75% 3/18/2030 (b)		340,000	349,138
Thor Industries Inc 4% 10/15/2029 (b)		200,000	191,411
			57,093,588
Broadline Retail - 0.0%
Amazon.com Inc 2.5% 6/3/2050		250,000	154,226
Amazon.com Inc 3.95% 4/13/2052		1,279,000	1,028,641
Amazon.com Inc 4.65% 11/20/2035		1,825,000	1,841,285
Amazon.com Inc 5.55% 11/20/2065		985,000	989,611
Kohl's Corp 5.125% 5/1/2031		100,000	85,886
Macy's Retail Holdings LLC 7.375% 8/1/2033 (b)		125,000	131,522
Match Group Holdings II LLC 3.625% 10/1/2031 (b)		200,000	183,030
Match Group Holdings II LLC 4.125% 8/1/2030 (b)		110,000	104,174
Match Group Holdings II LLC 4.625% 6/1/2028 (b)		100,000	99,020
Nordstrom Inc 4.375% 4/1/2030		453,000	425,813
Shutterfly Finance LLC 8.5% 10/1/2027 pay-in-kind (b)(d)		41,774	39,790
Shutterfly Finance LLC 9.75% 10/1/2027 (b)		4,660	4,659
Wayfair LLC 6.75% 11/15/2032 (b)		80,000	81,628
Wayfair LLC 7.25% 10/31/2029 (b)		540,000	561,733
Wayfair LLC 7.75% 9/15/2030 (b)		645,000	687,426
			6,418,444
Distributors - 0.0%
American Builders & Contractors Supply Co Inc 3.875% 11/15/2029 (b)		80,000	76,575
American Builders & Contractors Supply Co Inc 4% 1/15/2028 (b)		282,000	278,960
Genuine Parts Co 4.95% 8/15/2029		765,000	776,767
			1,132,302
Diversified Consumer Services - 0.1%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		445,000	443,996
California Institute of Technology 3.65% 9/1/2119		535,000	348,612
ERAC USA Finance LLC 3.3% 12/1/2026 (b)		8,865,000	8,810,555
Grand Canyon University 5.125% 10/1/2028		280,000	276,920
Massachusetts Institute of Technology 2.989% 7/1/2050		865,000	596,742
Massachusetts Institute of Technology 3.959% 7/1/2038		2,125,000	2,000,376
Massachusetts Institute of Technology 5.6% 7/1/2111		400,000	406,522
President and Fellows of Harvard College 3.15% 7/15/2046		315,000	235,016
President and Fellows of Harvard College 3.3% 7/15/2056		190,000	133,603
Service Corp International/US 3.375% 8/15/2030		100,000	93,709
Service Corp International/US 4% 5/15/2031		255,000	243,444
Service Corp International/US 5.125% 6/1/2029		600,000	601,574
Service Corp International/US 5.75% 10/15/2032		910,000	928,578
Sotheby's 7.375% 10/15/2027 (b)		460,000	457,971
Trustees of the University of Pennsylvania/The 2.396% 10/1/2050		495,000	297,700
Trustees of the University of Pennsylvania/The 3.61% 2/15/2119		285,000	184,570
University of Southern California 3.841% 10/1/2047		815,000	667,375
University of Southern California 4.976% 10/1/2053		572,000	541,454
Washington University/The 3.524% 4/15/2054		2,930,000	2,180,101
Washington University/The 4.349% 4/15/2122		2,340,000	1,803,225
Yale University 2.402% 4/15/2050		2,140,000	1,311,427
			22,563,470
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (b)		85,000	85,660
Aramark Services Inc 5% 2/1/2028 (b)		1,490,000	1,490,890
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (b)		305,000	297,477
Boyd Gaming Corp 4.75% 12/1/2027		165,000	164,680
Boyne USA Inc 4.75% 5/15/2029 (b)		325,000	319,828
Brightstar Lottery PLC 6.25% 1/15/2027 (b)		200,000	201,799
Brinker International Inc 8.25% 7/15/2030 (b)		1,475,000	1,564,901
Caesars Entertainment Inc 4.625% 10/15/2029 (b)		950,000	899,089
Caesars Entertainment Inc 6% 10/15/2032 (b)		80,000	76,322
Caesars Entertainment Inc 6.5% 2/15/2032 (b)		1,679,000	1,707,798
Caesars Entertainment Inc 7% 2/15/2030 (b)		2,625,000	2,717,408
Carnival Corp 4% 8/1/2028 (b)		675,000	663,370
Carnival Corp 5.125% 5/1/2029 (b)		1,040,000	1,048,702
Carnival Corp 5.75% 3/15/2030 (b)		850,000	873,602
Carnival Corp 5.75% 8/1/2032 (b)		2,325,000	2,383,388
Carnival Corp 5.875% 6/15/2031 (b)		865,000	890,648
Carnival Corp 6.125% 2/15/2033 (b)		720,000	741,664
Churchill Downs Inc 4.75% 1/15/2028 (b)		170,000	169,240
Churchill Downs Inc 5.5% 4/1/2027 (b)		340,000	340,625
Churchill Downs Inc 6.75% 5/1/2031 (b)		155,000	159,868
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		725,000	698,287
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		505,000	470,986
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		462,000	429,329
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)		355,000	344,425
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		911,000	870,077
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		73,000	73,160
Hilton Domestic Operating Co Inc 5.75% 5/1/2028 (b)		25,000	25,071
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (b)		270,000	276,747
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		1,205,000	1,242,530
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)		345,000	353,336
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (b)		130,000	124,908
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)		275,000	280,087
Hyatt Hotels Corp 5.05% 3/30/2028		5,900,000	6,002,815
Hyatt Hotels Corp 5.25% 6/30/2029		1,900,000	1,955,325
Hyatt Hotels Corp 5.75% 1/30/2027		1,245,000	1,264,170
Hyatt Hotels Corp 5.75% 4/23/2030		3,300,000	3,451,589
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		775,000	745,318
Las Vegas Sands Corp 5.625% 6/15/2028		1,760,000	1,800,215
Las Vegas Sands Corp 5.9% 6/1/2027		1,000,000	1,018,418
Las Vegas Sands Corp 6% 8/15/2029		2,860,000	2,991,341
Life Time Inc 6% 11/15/2031 (b)		285,000	290,638
Light & Wonder International Inc 7.5% 9/1/2031 (b)		100,000	104,781
Marriott International Inc/MD 3.125% 6/15/2026		1,390,000	1,383,397
Marriott International Inc/MD 4.8% 3/15/2030		3,400,000	3,475,629
Marriott International Inc/MD 4.9% 4/15/2029		925,000	946,754
Marriott International Inc/MD 5.5% 4/15/2037		3,410,000	3,522,108
McDonald's Corp 3.5% 5/21/2032 (e)	EUR	210,000	246,674
McDonald's Corp 3.625% 9/1/2049		500,000	374,931
McDonald's Corp 4.7% 12/9/2035		2,880,000	2,890,358
McDonald's Corp 4.95% 3/3/2035		1,575,000	1,609,694
McDonald's Corp 5.15% 9/9/2052		489,000	462,909
MGM Resorts International 4.625% 9/1/2026		630,000	629,136
MGM Resorts International 5.5% 4/15/2027		2,225,000	2,240,558
MGM Resorts International 6.125% 9/15/2029		420,000	429,350
MGM Resorts International 6.5% 4/15/2032		1,860,000	1,909,154
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (b)		100,000	104,578
NCL Corp Ltd 5.875% 1/15/2031 (b)		130,000	128,290
NCL Corp Ltd 6.75% 2/1/2032 (b)		605,000	614,015
Papa John's International Inc 3.875% 9/15/2029 (b)		340,000	326,417
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		875,000	437,500
Royal Caribbean Cruises Ltd 3.7% 3/15/2028		189,000	186,487
Royal Caribbean Cruises Ltd 5.375% 1/15/2036		370,000	374,031
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)		3,845,000	3,913,127
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		1,230,000	1,257,135
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		770,000	792,805
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		9,929,000	10,274,024
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		281,000	260,678
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 6.5% 10/1/2028		160,000	155,223
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co 6.625% 5/1/2032 (b)		165,000	164,597
Six Flags Entertainment Corp 5.5% 4/15/2027 (b)		192,000	189,541
Six Flags Entertainment Corp 7.25% 5/15/2031 (b)		275,000	262,222
Station Casinos LLC 4.5% 2/15/2028 (b)		442,000	437,197
Vail Resorts Inc 6.5% 5/15/2032 (b)		500,000	519,752
Viking Cruises Ltd 5.875% 10/15/2033 (b)		1,150,000	1,168,644
VOC Escrow Ltd 5% 2/15/2028 (b)		1,400,000	1,399,751
Voyager Parent LLC 9.25% 7/1/2032 (b)		1,633,000	1,730,417
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (b)		255,000	250,961
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (b)		920,000	924,617
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)		265,000	270,975
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (b)		1,170,000	1,263,998
Yum! Brands Inc 3.625% 3/15/2031		490,000	464,520
Yum! Brands Inc 4.625% 1/31/2032		520,000	512,013
Yum! Brands Inc 5.375% 4/1/2032		100,000	101,483
			90,216,162
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (b)		235,000	223,255
Century Communities Inc 6.625% 9/15/2033 (b)		130,000	131,826
LGI Homes Inc 7% 11/15/2032 (b)		420,000	411,463
LGI Homes Inc 8.75% 12/15/2028 (b)		95,000	98,974
Newell Brands Inc 6.375% 5/15/2030		710,000	682,291
Newell Brands Inc 6.625% 5/15/2032		360,000	338,991
Newell Brands Inc 6.625% 9/15/2029		331,000	325,762
Newell Brands Inc 6.875% 4/1/2036 (g)		271,000	251,573
Newell Brands Inc 8.5% 6/1/2028 (b)		465,000	484,054
Somnigroup International Inc 3.875% 10/15/2031 (b)		135,000	126,308
Somnigroup International Inc 4% 4/15/2029 (b)		1,006,000	979,544
SWF Holdings I Corp 6.5% 10/1/2029 (b)		850,000	297,500
Toll Brothers Finance Corp 4.875% 3/15/2027		6,350,000	6,391,063
TopBuild Corp 4.125% 2/15/2032 (b)		530,000	505,340
TopBuild Corp 5.625% 1/31/2034 (b)		1,600,000	1,621,843
Whirlpool Corp 6.125% 6/15/2030		315,000	318,167
Whirlpool Corp 6.5% 6/15/2033		315,000	313,027
			13,500,981
Specialty Retail - 0.1%
Asbury Automotive Group Inc 4.5% 3/1/2028		118,000	117,410
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		410,000	402,168
Asbury Automotive Group Inc 4.75% 3/1/2030		36,000	35,342
Asbury Automotive Group Inc 5% 2/15/2032 (b)		215,000	209,256
AutoNation Inc 4.75% 6/1/2030		953,000	962,640
AutoZone Inc 1.65% 1/15/2031		505,000	442,586
AutoZone Inc 3.75% 4/18/2029		1,400,000	1,381,035
AutoZone Inc 4% 4/15/2030		7,024,000	6,968,069
AutoZone Inc 6.25% 11/1/2028		440,000	466,343
Bath & Body Works Inc 6.625% 10/1/2030 (b)		330,000	335,332
Bath & Body Works Inc 6.75% 7/1/2036		200,000	197,856
Bath & Body Works Inc 6.875% 11/1/2035		297,000	297,293
Bath & Body Works Inc 7.5% 6/15/2029		617,000	627,680
Carvana Co 9% 6/1/2030 pay-in-kind (b)(d)		2,875,000	3,014,616
Carvana Co 9% 6/1/2031 pay-in-kind (b)(d)		1,391,000	1,564,416
Gap Inc/The 3.625% 10/1/2029 (b)		378,000	358,562
Gap Inc/The 3.875% 10/1/2031 (b)		1,225,000	1,136,199
Group 1 Automotive Inc 4% 8/15/2028 (b)		150,000	146,938
Group 1 Automotive Inc 6.375% 1/15/2030 (b)		370,000	380,097
Home Depot Inc/The 1.875% 9/15/2031		178,000	157,051
Home Depot Inc/The 3.5% 9/15/2056		152,000	108,494
Home Depot Inc/The 3.625% 4/15/2052		400,000	298,683
Home Depot Inc/The 4.25% 4/1/2046		140,000	120,786
Home Depot Inc/The 4.95% 6/25/2034		750,000	771,870
LBM Acquisition LLC 9.5% 6/15/2031 (b)		130,000	133,994
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)		100,000	105,504
Lithia Motors Inc 3.875% 6/1/2029 (b)		1,795,000	1,729,329
Lithia Motors Inc 4.375% 1/15/2031 (b)		53,000	50,867
Lithia Motors Inc 4.625% 12/15/2027 (b)		11,000	10,987
Lowe's Cos Inc 3.75% 4/1/2032		1,904,000	1,829,768
Michaels Cos Inc/The 5.25% 5/1/2028 (b)		643,000	605,878
Michaels Cos Inc/The 7.875% 5/1/2029 (b)		115,000	104,392
O'Reilly Automotive Inc 1.75% 3/15/2031		938,000	822,399
Penske Automotive Group Inc 3.75% 6/15/2029		312,000	301,658
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		645,000	674,705
Sonic Automotive Inc 4.625% 11/15/2029 (b)		298,000	291,366
Sonic Automotive Inc 4.875% 11/15/2031 (b)		100,000	96,245
Upbound Group Inc 6.375% 2/15/2029 (b)		300,000	292,942
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		515,000	542,670
White Cap Supply Holdings LLC 7.375% 11/15/2030 (b)		110,000	112,190
			28,205,616
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (b)		250,000	230,473
Levi Strauss & Co 3.5% 3/1/2031 (b)		170,000	158,444
Tapestry Inc 3.05% 3/15/2032		14,311,000	13,016,384
VF Corp 4.25% 3/7/2029	EUR	200,000	231,225
			13,636,526
TOTAL CONSUMER DISCRETIONARY			242,559,480

Consumer Staples - 0.3%
Beverages - 0.0%
Constellation Brands Inc 2.25% 8/1/2031		3,460,000	3,068,332
Constellation Brands Inc 3.7% 12/6/2026		1,200,000	1,196,598
Constellation Brands Inc 4.65% 11/15/2028		292,000	296,254
Molson Coors Beverage Co 4.2% 7/15/2046		92,000	75,337
PepsiCo Inc 2.75% 10/21/2051		360,000	231,805
PepsiCo Inc 3.6% 8/13/2042		580,000	478,975
			5,347,301
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		609,000	583,862
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		990,000	989,263
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		579,000	574,639
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (b)		280,000	283,826
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (b)		430,000	433,468
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.875% 2/15/2028 (b)		217,000	217,337
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)		125,000	129,439
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)		1,110,000	1,129,892
Aramark International Finance Sarl 4.375% 4/15/2033 (e)	EUR	100,000	115,777
C&S Group Enterprises LLC 5% 12/15/2028 (b)		100,000	92,882
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		370,000	386,549
Kroger Co/The 2.65% 10/15/2026		430,000	424,887
Mars Inc 4.8% 3/1/2030 (b)		5,860,000	6,002,874
Mars Inc 5% 3/1/2032 (b)		18,060,000	18,664,410
Mars Inc 5.2% 3/1/2035 (b)		9,843,000	10,183,737
Mars Inc 5.65% 5/1/2045 (b)		305,000	312,085
Performance Food Group Inc 4.25% 8/1/2029 (b)		485,000	476,191
Performance Food Group Inc 5.5% 10/15/2027 (b)		157,000	156,990
Performance Food Group Inc 6.125% 9/15/2032 (b)		370,000	380,653
US Foods Inc 4.625% 6/1/2030 (b)		55,000	54,277
US Foods Inc 4.75% 2/15/2029 (b)		100,000	99,534
US Foods Inc 5.75% 4/15/2033 (b)		595,000	605,710
US Foods Inc 7.25% 1/15/2032 (b)		110,000	115,896
			42,414,178
Food Products - 0.1%
B&G Foods Inc 5.25% 9/15/2027		2,225,000	2,173,039
Bunge Ltd Finance Corp 2.75% 5/14/2031		310,000	285,930
Bunge Ltd Finance Corp 3.2% 4/21/2031		200,000	188,466
Campbell's Company/The 5.3% 3/20/2026		200,000	200,646
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (b)		100,000	104,338
Darling Ingredients Inc 5.25% 4/15/2027 (b)		282,000	282,064
Darling Ingredients Inc 6% 6/15/2030 (b)		465,000	472,201
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		105,000	110,451
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		245,000	262,391
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 5.5% 1/15/2036 (b)		2,040,000	2,088,149
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.25% 3/1/2056 (b)		994,000	1,007,239
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.375% 4/15/2066 (b)		210,000	213,689
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 5.95% 4/20/2035 (b)		1,275,000	1,347,726
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		570,000	552,973
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		1,308,000	1,251,932
Lamb Weston Holdings Inc 4.875% 5/15/2028 (b)		125,000	125,065
Mondelez International Inc 4.625% 7/3/2031	CAD	4,100,000	3,067,692
Pilgrim's Pride Corp 3.5% 3/1/2032		3,345,000	3,093,742
Pilgrim's Pride Corp 4.25% 4/15/2031		3,070,000	2,990,421
Post Holdings Inc 4.625% 4/15/2030 (b)		456,000	444,151
Post Holdings Inc 5.5% 12/15/2029 (b)		1,365,000	1,365,236
Post Holdings Inc 6.25% 2/15/2032 (b)		115,000	118,745
Tyson Foods Inc 3.55% 6/2/2027		635,000	629,548
Tyson Foods Inc 4.35% 3/1/2029		1,290,000	1,293,588
			23,669,422
Household Products - 0.0%
Central Garden & Pet Co 4.125% 10/15/2030		231,000	221,400
Central Garden & Pet Co 4.125% 4/30/2031 (b)		296,000	279,435
Central Garden & Pet Co 5.125% 2/1/2028		15,000	14,985
Energizer Holdings Inc 4.375% 3/31/2029 (b)		233,000	221,666
Energizer Holdings Inc 4.75% 6/15/2028 (b)		165,000	162,947
Resideo Funding Inc 6.5% 7/15/2032 (b)		355,000	363,433
Spectrum Brands Inc 3.875% 3/15/2031 (b)		254,000	207,007
			1,470,873
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		240,000	247,557
Edgewell Personal Care Co 5.5% 6/1/2028 (b)		348,000	347,270
Kenvue Inc 5.1% 3/22/2043		140,000	135,944
			730,771
Tobacco - 0.1%
Altria Group Inc 2.45% 2/4/2032		157,000	139,161
Altria Group Inc 3.4% 2/4/2041		2,030,000	1,582,208
Altria Group Inc 3.875% 9/16/2046		551,000	420,801
Altria Group Inc 4.25% 8/9/2042		490,000	416,182
Altria Group Inc 4.5% 8/6/2030		390,000	392,948
Altria Group Inc 5.25% 8/6/2035		410,000	417,581
Altria Group Inc 5.625% 2/6/2035		1,732,000	1,806,603
Altria Group Inc 6.2% 2/14/2059		86,000	87,917
Philip Morris International Inc 2.1% 5/1/2030		2,500,000	2,291,005
Philip Morris International Inc 2.75% 2/25/2026		3,925,000	3,912,560
Philip Morris International Inc 2.75% 6/6/2029	EUR	2,600,000	3,002,381
Philip Morris International Inc 3.25% 6/6/2032	EUR	860,000	991,217
Philip Morris International Inc 3.75% 1/15/2031	EUR	2,400,000	2,866,461
Philip Morris International Inc 3.875% 8/21/2042		830,000	692,590
Philip Morris International Inc 4% 10/29/2030		1,675,000	1,659,942
Philip Morris International Inc 4.375% 11/15/2041		442,000	396,632
Philip Morris International Inc 4.75% 11/1/2031		3,000,000	3,067,231
Philip Morris International Inc 4.875% 2/15/2028		145,000	147,768
Philip Morris International Inc 5.125% 2/13/2031		1,240,000	1,289,016
Philip Morris International Inc 5.125% 2/15/2030		7,455,000	7,725,626
Philip Morris International Inc 5.25% 2/13/2034		962,000	998,936
Philip Morris International Inc 5.25% 9/7/2028		485,000	500,502
Philip Morris International Inc 5.375% 2/15/2033		1,352,000	1,417,132
Philip Morris International Inc 5.625% 11/17/2029		6,284,000	6,621,416
			42,843,816
TOTAL CONSUMER STAPLES			116,476,361

Energy - 1.1%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (b)		265,000	266,627
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)		975,000	1,003,981
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047		56,000	45,275
Baker Hughes Holdings LLC 5.125% 9/15/2040		26,000	25,746
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		250,000	265,929
Halliburton Co 4.75% 8/1/2043		7,000	6,258
Kodiak Gas Services LLC 6.5% 10/1/2033 (b)		190,000	193,810
Kodiak Gas Services LLC 6.75% 10/1/2035 (b)		155,000	159,260
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)		450,000	469,176
Nabors Industries Ltd 7.5% 1/15/2028 (b)		140,000	140,181
Noble Finance II LLC 8% 4/15/2030 (b)		280,000	290,886
Nustar Logistics LP 5.625% 4/28/2027		68,000	68,695
Nustar Logistics LP 6.375% 10/1/2030		194,000	203,231
Schlumberger Holdings Corp 3.9% 5/17/2028 (b)		172,000	171,785
Transocean International Ltd 7.875% 10/15/2032 (b)		35,000	36,484
Transocean International Ltd 8.25% 5/15/2029 (b)		705,000	717,138
Transocean International Ltd 8.75% 2/15/2030 (b)		131,250	136,842
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (b)		156,000	157,399
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)		100,000	103,946
Valaris Ltd 8.375% 4/30/2030 (b)		455,000	474,685
WBI Operating LLC 6.25% 10/15/2030 (b)		170,000	170,068
WBI Operating LLC 6.5% 10/15/2033 (b)		170,000	169,918
			5,277,320
Oil, Gas & Consumable Fuels - 1.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		210,000	210,692
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		465,000	465,552
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (b)		170,000	170,840
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (b)		615,000	637,476
Antero Resources Corp 5.375% 3/1/2030 (b)		3,238,000	3,267,786
Antero Resources Corp 7.625% 2/1/2029 (b)		3,251,000	3,303,016
APA Corp 4.25% 1/15/2030		205,000	201,250
APA Corp 5.25% 2/1/2042		73,000	61,244
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (b)		790,000	808,059
Blue Racer Midstream LLC / Blue Racer Finance Corp 6.625% 7/15/2026 (b)		215,000	215,659
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (b)		240,000	250,308
Buckeye Partners LP 4.125% 12/1/2027		379,000	374,856
Buckeye Partners LP 4.5% 3/1/2028 (b)		150,000	149,203
Buckeye Partners LP 6.875% 7/1/2029 (b)		220,000	229,165
California Resources Corp 8.25% 6/15/2029 (b)		185,000	193,561
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039		1,499,000	1,274,617
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029		1,664,000	1,626,831
Cheniere Energy Inc 4.625% 10/15/2028		895,000	895,002
Cheniere Energy Inc 5.65% 4/15/2034		3,864,000	4,029,882
Cheniere Energy Partners LP 3.25% 1/31/2032		4,129,000	3,796,096
Cheniere Energy Partners LP 4.5% 10/1/2029		8,713,000	8,710,522
Cheniere Energy Partners LP 5.55% 10/30/2035 (b)		169,000	173,868
Cheniere Energy Partners LP 5.75% 8/15/2034		4,056,000	4,247,153
Cheniere Energy Partners LP 5.95% 6/30/2033		298,000	316,690
Chord Energy Corp 6% 10/1/2030 (b)		130,000	131,077
Chord Energy Corp 6.75% 3/15/2033 (b)		185,000	190,967
Civitas Resources Inc 5% 10/15/2026 (b)		650,000	648,750
Civitas Resources Inc 8.375% 7/1/2028 (b)		834,000	860,140
Civitas Resources Inc 8.625% 11/1/2030 (b)		770,000	806,620
Civitas Resources Inc 8.75% 7/1/2031 (b)		1,173,000	1,221,496
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		230,000	220,600
CNX Resources Corp 7.25% 3/1/2032 (b)		836,000	871,821
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)		236,000	240,637
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)		957,000	1,016,004
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)		160,000	159,419
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)		6,190,000	6,647,160
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)		971,000	1,041,369
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)		1,389,000	1,498,673
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)		831,000	916,555
Comstock Resources Inc 6.75% 3/1/2029 (b)		496,000	497,504
ConocoPhillips Co 3.8% 3/15/2052		390,000	293,032
ConocoPhillips Co 4.7% 1/15/2030		760,000	776,519
ConocoPhillips Co 5.05% 9/15/2033		940,000	974,572
ConocoPhillips Co 5.55% 3/15/2054		1,170,000	1,148,753
Coterra Energy Inc 3.9% 5/15/2027		100,000	99,586
Coterra Energy Inc 5.4% 2/15/2035		7,700,000	7,854,823
Coterra Energy Inc 5.9% 2/15/2055		1,098,000	1,069,460
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		165,000	163,654
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		365,000	395,394
Crescent Energy Finance LLC 7.625% 4/1/2032 (b)		715,000	696,168
Crescent Energy Finance LLC 8.375% 1/15/2034 (b)		265,000	261,343
Crescent Energy Finance LLC 9.25% 2/15/2028 (b)		1,279,000	1,322,564
CVR Energy Inc 8.5% 1/15/2029 (b)		330,000	339,395
DBR Land Holdings LLC 6.25% 12/1/2030 (b)		155,000	156,986
DCP Midstream Operating LP 5.6% 4/1/2044		3,773,000	3,661,754
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (b)		265,000	271,484
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)		310,000	324,929
Devon Energy Corp 5.25% 10/15/2027		10,000	10,000
Devon Energy Corp 5.875% 6/15/2028		98,000	98,030
Diamondback Energy Inc 3.125% 3/24/2031		4,744,000	4,434,291
Diamondback Energy Inc 3.25% 12/1/2026		4,003,000	3,969,579
Diamondback Energy Inc 3.5% 12/1/2029		4,296,000	4,167,148
Diamondback Energy Inc 5.15% 1/30/2030		334,000	343,722
Diamondback Energy Inc 5.4% 4/18/2034		1,825,000	1,875,852
Diamondback Energy Inc 5.55% 4/1/2035		5,275,000	5,453,836
Diamondback Energy Inc 5.9% 4/18/2064		410,000	395,738
Diamondback Energy Inc 6.25% 3/15/2033		3,900,000	4,221,731
DT Midstream Inc 4.125% 6/15/2029 (b)		292,000	286,673
DT Midstream Inc 4.375% 6/15/2031 (b)		148,000	144,757
DT Midstream Inc 5.8% 12/15/2034 (b)		7,125,000	7,426,912
Energy Transfer LP 3.9% 7/15/2026		955,000	953,612
Energy Transfer LP 4% 10/1/2027		835,000	832,585
Energy Transfer LP 4.75% 1/15/2026		850,000	850,093
Energy Transfer LP 4.95% 5/15/2028		1,239,000	1,258,909
Energy Transfer LP 4.95% 6/15/2028		2,250,000	2,289,064
Energy Transfer LP 5% 5/15/2050		1,498,000	1,273,795
Energy Transfer LP 5.2% 4/1/2030		5,700,000	5,897,248
Energy Transfer LP 5.25% 4/15/2029		170,000	174,947
Energy Transfer LP 5.25% 7/1/2029		4,850,000	5,005,456
Energy Transfer LP 5.3% 4/15/2047		225,000	203,077
Energy Transfer LP 5.35% 5/15/2045		3,295,000	3,027,485
Energy Transfer LP 5.4% 10/1/2047		5,190,000	4,726,364
Energy Transfer LP 5.55% 2/15/2028		1,350,000	1,389,375
Energy Transfer LP 5.8% 6/15/2038		2,762,000	2,839,650
Energy Transfer LP 5.95% 5/15/2054		1,170,000	1,128,327
Energy Transfer LP 6% 6/15/2048		570,000	559,605
Energy Transfer LP 6.125% 12/15/2045		2,635,000	2,628,056
Energy Transfer LP 6.4% 12/1/2030		785,000	852,171
Energy Transfer LP 6.5% 2/15/2056 (d)		1,550,000	1,528,080
Energy Transfer LP 6.55% 12/1/2033		965,000	1,064,458
Energy Transfer LP 6.625% 10/15/2036		900,000	983,907
Energy Transfer LP 6.75% 2/15/2056 (d)		65,000	64,678
Energy Transfer LP 7.375% 2/1/2031 (b)		637,000	662,899
Enterprise Products Operating LLC 5.2% 1/15/2036		360,000	369,382
Enterprise Products Operating LLC 5.55% 2/16/2055		1,385,000	1,371,336
EOG Resources Inc 4.4% 7/15/2028		5,200,000	5,260,501
EQT Corp 3.125% 5/15/2026 (b)		444,000	441,024
EQT Corp 3.625% 5/15/2031 (b)		2,534,000	2,389,578
EQT Corp 3.9% 10/1/2027		3,174,000	3,155,056
EQT Corp 4.5% 1/15/2029		3,499,000	3,501,850
EQT Corp 4.75% 1/15/2031		11,007,000	11,081,791
EQT Corp 5% 1/15/2029		1,746,000	1,770,056
EQT Corp 5.5% 7/15/2028		101,000	103,191
EQT Corp 5.7% 4/1/2028		1,687,000	1,741,975
EQT Corp 5.75% 2/1/2034		2,135,000	2,249,005
EQT Corp 6.375% 4/1/2029		1,358,000	1,406,066
EQT Corp 6.5% 7/1/2027		785,000	801,904
EQT Corp 7% 2/1/2030 (g)		2,388,000	2,596,391
EQT Corp 7.5% 6/1/2027		75,000	76,181
EQT Corp 7.5% 6/1/2030		4,587,000	5,063,634
Expand Energy Corp 4.75% 2/1/2032		5,484,000	5,423,530
Expand Energy Corp 5.375% 2/1/2029		3,191,000	3,198,238
Expand Energy Corp 5.375% 3/15/2030		1,139,000	1,154,931
Expand Energy Corp 5.7% 1/15/2035		8,511,000	8,839,054
Expand Energy Corp 5.875% 2/1/2029 (b)		1,575,000	1,576,501
Expand Energy Corp 6.75% 4/15/2029 (b)		1,690,000	1,702,293
Exxon Mobil Corp 4.227% 3/19/2040		490,000	455,040
Flex Intermediate Holdco LLC 3.363% 6/30/2031 (b)		4,800,000	4,449,675
Genesis Energy LP / Genesis Energy Finance Corp 7.75% 2/1/2028		293,000	294,968
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		100,000	103,165
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)		45,000	45,704
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		85,000	89,124
Gulfport Energy Operating Corp 6.75% 9/1/2029 (b)		345,000	356,142
Harvest Midstream I LP 7.5% 5/15/2032 (b)		630,000	654,651
Hess Corp 4.3% 4/1/2027		840,000	843,033
Hess Corp 5.6% 2/15/2041		460,000	481,679
Hess Corp 5.8% 4/1/2047		4,517,000	4,712,308
Hess Corp 7.125% 3/15/2033		1,335,000	1,560,008
Hess Corp 7.3% 8/15/2031		2,018,000	2,335,517
Hess Corp 7.875% 10/1/2029		5,583,000	6,348,315
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		290,000	290,057
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		455,000	459,743
Hess Midstream Operations LP 5.875% 3/1/2028 (b)		285,000	289,796
Hess Midstream Operations LP 6.5% 6/1/2029 (b)		235,000	243,173
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (b)		620,000	608,955
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (b)		150,000	141,122
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (b)		965,000	933,319
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (b)		2,075,000	1,952,736
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (b)		100,000	95,126
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (b)		125,000	128,156
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (b)		145,000	148,647
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)		405,000	427,472
ITT Holdings LLC 6.5% 8/1/2029 (b)		100,000	96,927
Kinder Morgan Inc 3.25% 8/1/2050		351,000	234,200
Kinder Morgan Inc 5.05% 2/15/2046		200,000	182,705
Kinder Morgan Inc 5.15% 6/1/2030		390,000	404,114
Kinetik Holdings LP 5.875% 6/15/2030 (b)		1,280,000	1,290,203
Kinetik Holdings LP 6.625% 12/15/2028 (b)		800,000	822,987
Marathon Petroleum Corp 3.8% 4/1/2028		5,590,000	5,551,381
Matador Resources Co 6.25% 4/15/2033 (b)		340,000	339,542
Matador Resources Co 6.5% 4/15/2032 (b)		900,000	914,015
MPLX LP 2.65% 8/15/2030		2,470,000	2,286,781
MPLX LP 4.125% 3/1/2027		2,371,000	2,368,707
MPLX LP 4.25% 12/1/2027		4,150,000	4,159,609
MPLX LP 4.5% 4/15/2038		1,125,000	1,032,152
MPLX LP 4.7% 4/15/2048		2,335,000	1,960,921
MPLX LP 4.8% 2/15/2029		1,505,000	1,529,146
MPLX LP 4.8% 2/15/2031		3,800,000	3,848,610
MPLX LP 4.95% 3/14/2052		606,000	516,725
MPLX LP 5% 1/15/2033		4,020,000	4,056,965
MPLX LP 5.2% 12/1/2047		1,795,000	1,619,292
MPLX LP 5.2% 3/1/2047		1,489,000	1,341,447
MPLX LP 5.5% 6/1/2034		6,600,000	6,774,255
Murphy Oil USA Inc 3.75% 2/15/2031 (b)		340,000	318,762
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (b)		295,000	303,473
NGPL PipeCo LLC 3.25% 7/15/2031 (b)		1,473,000	1,353,641
Northern Oil & Gas Inc 7.875% 10/15/2033 (b)		248,000	241,354
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		285,000	291,411
Northwest Pipeline LLC 4% 4/1/2027		3,175,000	3,170,133
Occidental Petroleum Corp 3.5% 8/15/2029		195,000	188,268
Occidental Petroleum Corp 5.2% 8/1/2029		6,150,000	6,303,209
Occidental Petroleum Corp 6.375% 9/1/2028		340,000	356,703
Occidental Petroleum Corp 6.45% 9/15/2036		4,200,000	4,484,655
Occidental Petroleum Corp 6.6% 3/15/2046		6,475,000	6,740,235
Occidental Petroleum Corp 6.625% 9/1/2030		420,000	452,641
Occidental Petroleum Corp 7.5% 5/1/2031		9,261,000	10,445,408
ONEOK Inc 3.1% 3/15/2030		3,705,000	3,523,957
ONEOK Inc 3.4% 9/1/2029		2,600,000	2,509,293
ONEOK Inc 4.2% 10/3/2047		795,000	625,142
ONEOK Inc 4.25% 9/15/2046		190,000	151,512
ONEOK Inc 4.25% 9/24/2027		1,667,000	1,670,921
ONEOK Inc 4.4% 10/15/2029		1,743,000	1,748,428
ONEOK Inc 4.75% 10/15/2031		3,880,000	3,897,995
ONEOK Inc 4.95% 10/15/2032		1,075,000	1,082,475
ONEOK Inc 5.375% 6/1/2029		4,115,000	4,241,014
ONEOK Inc 5.6% 4/1/2044		630,000	600,745
ONEOK Inc 5.7% 11/1/2054		2,330,000	2,197,034
ONEOK Inc 6.05% 9/1/2033		4,345,000	4,640,992
ONEOK Inc 6.25% 10/15/2055		3,645,000	3,699,146
ONEOK Inc 6.5% 9/1/2030 (b)		5,598,000	6,004,324
ONEOK Partners LP 6.65% 10/1/2036		542,000	594,396
Ovintiv Inc 5.15% 11/15/2041		3,000,000	2,631,522
Ovintiv Inc 6.25% 7/15/2033		617,000	654,545
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		330,000	325,022
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)		405,000	425,733
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		540,000	541,350
Permian Resources Operating LLC 6.25% 2/1/2033 (b)		355,000	363,848
Permian Resources Operating LLC 7% 1/15/2032 (b)		520,000	541,450
Permian Resources Operating LLC 8% 4/15/2027 (b)		1,275,000	1,291,306
Permian Resources Operating LLC 9.875% 7/15/2031 (b)		68,000	73,269
Phillips 66 2.15% 12/15/2030		385,000	345,752
Phillips 66 Co 3.75% 3/1/2028		695,000	690,108
Pioneer Natural Resources Co 1.9% 8/15/2030		2,470,000	2,235,250
Pioneer Natural Resources Co 2.15% 1/15/2031		285,000	259,078
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,611,110
Range Resources Corp 4.75% 2/15/2030 (b)		24,000	23,680
Range Resources Corp 8.25% 1/15/2029		419,000	427,369
Rockies Express Pipeline LLC 4.8% 5/15/2030 (b)		115,000	112,708
Rockies Express Pipeline LLC 4.95% 7/15/2029 (b)		270,000	270,089
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)		650,000	681,971
Rockies Express Pipeline LLC 7.5% 7/15/2038 (b)		145,000	157,053
Sabine Pass Liquefaction LLC 4.2% 3/15/2028		300,000	300,499
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		13,346,000	13,425,103
Sabine Pass Liquefaction LLC 5% 3/15/2027		3,030,000	3,047,753
Sabine Pass Liquefaction LLC 5.875% 6/30/2026		60,000	60,071
Sabine Pass Liquefaction LLC 5.9% 9/15/2037		1,188,261	1,258,417
Shell Finance US Inc 3.75% 9/12/2046		65,000	51,602
Shell Finance US Inc 4% 5/10/2046		87,000	71,929
Shell International Finance BV 2.875% 11/26/2041		165,000	122,947
Shell International Finance BV 3.625% 8/21/2042		343,000	280,295
SM Energy Co 6.625% 1/15/2027		107,000	107,124
SM Energy Co 6.75% 8/1/2029 (b)		390,000	389,507
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		125,000	121,709
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		445,000	436,137
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		230,000	230,731
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		464,000	464,730
Sunoco LP 5.625% 3/15/2031 (b)		195,000	196,109
Sunoco LP 5.875% 3/15/2034 (b)		130,000	130,837
Sunoco LP 6.25% 7/1/2033 (b)		125,000	128,390
Sunoco LP 6.625% 8/15/2032 (b)		905,000	932,994
Sunoco LP 7.25% 5/1/2032 (b)		425,000	448,526
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		275,000	274,844
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		2,782,000	2,772,726
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		170,000	168,019
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (b)		105,000	105,124
Targa Resources Corp 4.2% 2/1/2033		4,922,000	4,725,209
Targa Resources Corp 4.35% 1/15/2029		3,386,000	3,397,392
Targa Resources Corp 4.9% 9/15/2030		2,863,000	2,920,107
Targa Resources Corp 4.95% 4/15/2052		610,000	523,119
Targa Resources Corp 5.5% 2/15/2035		580,000	594,648
Targa Resources Corp 5.65% 2/15/2036		4,258,000	4,400,072
Targa Resources Corp 6.125% 3/15/2033		1,175,000	1,259,680
Targa Resources Corp 6.15% 3/1/2029		3,203,000	3,377,432
Targa Resources Corp 6.5% 3/30/2034		3,350,000	3,681,041
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		1,703,000	1,711,097
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,285,000	3,143,887
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048		350,000	306,684
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (b)		826,000	723,180
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (b)		4,500,000	4,231,092
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (b)		150,000	137,424
Venture Global Calcasieu Pass LLC 6.25% 1/15/2030 (b)		2,175,000	2,196,219
Venture Global LNG Inc 7% 1/15/2030 (b)		2,262,000	2,219,011
Venture Global LNG Inc 8.125% 6/1/2028 (b)		960,000	983,303
Venture Global LNG Inc 8.375% 6/1/2031 (b)		416,000	417,028
Venture Global LNG Inc 9.5% 2/1/2029 (b)		30,000	31,639
Venture Global LNG Inc 9.875% 2/1/2032 (b)		1,143,000	1,190,014
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (b)		1,244,000	1,286,673
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (b)		1,106,000	1,159,246
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)		789,000	859,754
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (b)		948,000	1,056,156
Viper Energy Partners LLC 4.9% 8/1/2030		1,070,000	1,083,386
Viper Energy Partners LLC 5.7% 8/1/2035		981,000	1,005,387
Vital Energy Inc 7.875% 4/15/2032 (b)		435,000	421,564
Vital Energy Inc 9.75% 10/15/2030		925,000	960,842
Western Gas Partners LP 4.65% 7/1/2026		1,931,000	1,933,087
Western Gas Partners LP 4.75% 8/15/2028		1,465,000	1,478,599
Williams Cos Inc/The 3.5% 11/15/2030		11,542,000	11,071,689
Williams Cos Inc/The 3.75% 6/15/2027		2,835,000	2,815,817
Williams Cos Inc/The 4.65% 8/15/2032		7,545,000	7,591,646
Williams Cos Inc/The 4.8% 11/15/2029		7,785,000	7,939,139
Williams Cos Inc/The 4.9% 1/15/2045		1,460,000	1,330,214
Williams Cos Inc/The 5.1% 9/15/2045		105,000	97,648
Williams Cos Inc/The 5.3% 8/15/2052		1,511,000	1,422,151
Williams Cos Inc/The 5.4% 3/2/2026		4,500,000	4,515,676
Williams Cos Inc/The 5.8% 11/15/2043		400,000	404,645
Williams Cos Inc/The 5.8% 11/15/2054		700,000	705,353
Williams Cos Inc/The 6.3% 4/15/2040		3,550,000	3,875,101
			487,671,083
TOTAL ENERGY			492,948,403

Financials - 4.0%
Banks - 1.8%
Bank of America Corp 1.658% 3/11/2027 (d)		2,305,000	2,288,430
Bank of America Corp 1.734% 7/22/2027 (d)		155,000	152,588
Bank of America Corp 1.898% 7/23/2031 (d)		718,000	647,295
Bank of America Corp 1.922% 10/24/2031 (d)		3,363,000	3,016,444
Bank of America Corp 2.087% 6/14/2029 (d)		9,265,000	8,834,424
Bank of America Corp 2.299% 7/21/2032 (d)		4,206,000	3,772,946
Bank of America Corp 2.496% 2/13/2031 (d)		16,862,000	15,757,048
Bank of America Corp 2.572% 10/20/2032 (d)		520,000	471,832
Bank of America Corp 2.592% 4/29/2031 (d)		175,000	163,620
Bank of America Corp 2.651% 3/11/2032 (d)		22,866,000	21,076,659
Bank of America Corp 2.676% 6/19/2041 (d)		7,608,000	5,723,952
Bank of America Corp 2.687% 4/22/2032 (d)		6,976,000	6,422,527
Bank of America Corp 2.972% 2/4/2033 (d)		8,047,000	7,396,984
Bank of America Corp 3.194% 7/23/2030 (d)		301,000	291,446
Bank of America Corp 3.419% 12/20/2028 (d)		8,079,000	7,978,977
Bank of America Corp 3.559% 4/23/2027 (d)		1,736,000	1,732,003
Bank of America Corp 3.593% 7/21/2028 (d)		1,567,000	1,554,840
Bank of America Corp 3.824% 1/20/2028 (d)		525,000	523,291
Bank of America Corp 3.846% 3/8/2037 (d)		1,140,000	1,077,936
Bank of America Corp 4.078% 4/23/2040 (d)		1,590,000	1,438,846
Bank of America Corp 4.25% 10/22/2026		10,727,000	10,749,874
Bank of America Corp 4.376% 4/27/2028 (d)		1,000,000	1,003,597
Bank of America Corp 4.571% 4/27/2033 (d)		1,864,000	1,871,710
Bank of America Corp 4.623% 5/9/2029 (d)		9,788,000	9,921,558
Bank of America Corp 5.162% 1/24/2031 (d)		3,270,000	3,391,870
Bank of America Corp 5.202% 4/25/2029 (d)		136,000	139,472
Bank of America Corp 5.425% 8/15/2035 (d)		700,000	721,449
Bank of America Corp 5.468% 1/23/2035 (d)		1,347,000	1,416,696
Bank of America Corp 5.518% 10/25/2035 (d)		1,490,000	1,539,412
Bank of America Corp 5.819% 9/15/2029 (d)		48,499,000	50,698,274
Bank of America Corp 5.933% 9/15/2027 (d)		2,579,000	2,614,976
Bank of America Corp 6.204% 11/10/2028 (d)		8,241,000	8,570,202
Citibank NA 5.803% 9/29/2028		500,000	524,813
Citibank NA U.S. SOFR Averages Index + 0.59%, 4.6057% 4/30/2026 (c)(d)		300,000	300,283
Citigroup Inc 1.462% 6/9/2027 (d)		360,000	354,871
Citigroup Inc 2.52% 11/3/2032 (d)		195,000	175,066
Citigroup Inc 2.561% 5/1/2032 (d)		2,516,000	2,289,341
Citigroup Inc 2.572% 6/3/2031 (d)		5,801,000	5,381,632
Citigroup Inc 2.666% 1/29/2031 (d)		13,635,000	12,779,177
Citigroup Inc 2.904% 11/3/2042 (d)		495,000	369,096
Citigroup Inc 2.976% 11/5/2030 (d)		2,132,000	2,034,329
Citigroup Inc 3.057% 1/25/2033 (d)		2,818,000	2,593,486
Citigroup Inc 3.07% 2/24/2028 (d)		400,000	394,934
Citigroup Inc 3.52% 10/27/2028 (d)		2,493,000	2,467,212
Citigroup Inc 3.668% 7/24/2028 (d)		163,000	161,855
Citigroup Inc 3.887% 1/10/2028 (d)		2,750,000	2,742,737
Citigroup Inc 3.98% 3/20/2030 (d)		23,285,000	23,110,684
Citigroup Inc 4.075% 4/23/2029 (d)		30,785,000	30,767,563
Citigroup Inc 4.296% 7/23/2036 (d)	EUR	235,000	277,757
Citigroup Inc 4.412% 3/31/2031 (d)		15,729,000	15,779,786
Citigroup Inc 4.45% 9/29/2027		4,630,000	4,652,709
Citigroup Inc 4.503% 9/11/2031 (d)		5,157,000	5,193,167
Citigroup Inc 4.542% 9/19/2030 (d)		14,852,000	14,987,526
Citigroup Inc 4.6% 3/9/2026		3,500,000	3,503,845
Citigroup Inc 4.643% 5/7/2028 (d)		562,000	565,997
Citigroup Inc 4.786% 3/4/2029 (d)		1,415,000	1,435,003
Citigroup Inc 4.952% 5/7/2031 (d)		4,000,000	4,099,622
Citigroup Inc 5.174% 2/13/2030 (d)		6,425,000	6,609,501
Citigroup Inc 5.174% 9/11/2036 (d)		2,180,000	2,224,712
Citigroup Inc 5.316% 3/26/2041 (d)		244,000	247,138
Citigroup Inc 5.333% 3/27/2036 (d)		260,000	268,306
Citigroup Inc 5.827% 2/13/2035 (d)		1,000,000	1,045,793
Citigroup Inc 6.02% 1/24/2036 (d)		1,200,000	1,264,559
Citigroup Inc 6.27% 11/17/2033 (d)		935,000	1,024,441
Citizens Financial Group Inc 2.638% 9/30/2032		9,574,000	8,255,418
Comerica Inc 5.982% 1/30/2030 (d)		5,095,000	5,307,234
Fifth Third Bancorp 4.337% 4/25/2033 (d)		2,272,000	2,226,476
Fifth Third Bancorp 6.339% 7/27/2029 (d)		2,815,000	2,966,023
First Horizon Corp 5.514% 3/7/2031 (d)		1,365,000	1,415,479
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (d)		5,049,000	5,310,155
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)		1,030,000	1,081,725
Huntington National Bank/The 5.65% 1/10/2030		1,305,000	1,369,582
JPMorgan Chase & Co 1.04% 2/4/2027 (d)		5,245,000	5,217,534
JPMorgan Chase & Co 1.764% 11/19/2031 (d)		1,110,000	988,338
JPMorgan Chase & Co 1.953% 2/4/2032 (d)		3,520,000	3,137,372
JPMorgan Chase & Co 2.069% 6/1/2029 (d)		4,885,000	4,661,276
JPMorgan Chase & Co 2.522% 4/22/2031 (d)		3,080,000	2,876,415
JPMorgan Chase & Co 2.525% 11/19/2041 (d)		10,730,000	7,841,114
JPMorgan Chase & Co 2.545% 11/8/2032 (d)		340,000	307,813
JPMorgan Chase & Co 2.58% 4/22/2032 (d)		6,675,000	6,129,934
JPMorgan Chase & Co 2.739% 10/15/2030 (d)		8,065,000	7,663,022
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		5,386,000	5,085,069
JPMorgan Chase & Co 3.509% 1/23/2029 (d)		9,550,000	9,451,172
JPMorgan Chase & Co 3.882% 7/24/2038 (d)		4,300,000	3,915,542
JPMorgan Chase & Co 4.505% 10/22/2028 (d)		2,979,000	3,006,042
JPMorgan Chase & Co 4.603% 10/22/2030 (d)		39,347,000	39,990,082
JPMorgan Chase & Co 4.851% 7/25/2028 (d)		1,000,000	1,013,280
JPMorgan Chase & Co 4.915% 1/24/2029 (d)		10,317,000	10,514,337
JPMorgan Chase & Co 4.946% 10/22/2035 (d)		1,525,000	1,553,728
JPMorgan Chase & Co 4.979% 7/22/2028 (d)		1,161,000	1,178,390
JPMorgan Chase & Co 4.995% 7/22/2030 (d)		6,192,000	6,371,364
JPMorgan Chase & Co 5.012% 1/23/2030 (d)		1,350,000	1,386,099
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		3,632,000	3,766,706
JPMorgan Chase & Co 5.14% 1/24/2031 (d)		3,430,000	3,558,188
JPMorgan Chase & Co 5.294% 7/22/2035 (d)		291,000	303,401
JPMorgan Chase & Co 5.35% 6/1/2034 (d)		71,000	74,535
JPMorgan Chase & Co 5.502% 1/24/2036 (d)		1,716,000	1,812,793
JPMorgan Chase & Co 5.571% 4/22/2028 (d)		2,310,000	2,356,075
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		4,314,000	4,582,641
JPMorgan Chase & Co 5.576% 7/23/2036 (d)		1,890,000	1,977,390
JPMorgan Chase & Co 5.581% 4/22/2030 (d)		300,000	313,964
JPMorgan Chase & Co 5.766% 4/22/2035 (d)		4,735,000	5,097,598
JPMorgan Chase & Co 6.087% 10/23/2029 (d)		29,400,000	31,030,622
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 4.9851% 4/22/2028 (c)(d)		500,000	503,257
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 4.9951% 7/22/2028 (c)(d)		4,000,000	4,021,523
KeyBank NA/Cleveland OH 5% 1/26/2033		919,000	930,928
KeyCorp 4.789% 6/1/2033 (d)		500,000	500,877
KeyCorp 5.121% 4/4/2031 (d)		1,025,000	1,054,052
KeyCorp 6.401% 3/6/2035 (d)		3,225,000	3,518,906
M&T Bank Corp 5.385% 1/16/2036 (d)		876,000	893,350
M&T Bank Corp 6.082% 3/13/2032 (d)		712,000	757,589
Morgan Stanley Bank NA 5.016% 1/12/2029 (d)		1,000,000	1,018,898
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 4.9973% 1/12/2029 (c)(d)		6,000,000	6,015,984
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)		9,675,000	9,691,390
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)		3,075,000	3,091,818
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)		1,430,000	1,454,525
PNC Bank NA 4.429% 7/21/2028 (d)		740,000	744,753
PNC Financial Services Group Inc/The 2.55% 1/22/2030		427,000	402,509
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)		385,000	392,821
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (d)		340,000	352,216
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (d)		215,000	227,698
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (d)		300,000	323,980
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (d)		815,000	883,315
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)		2,340,000	2,389,178
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (d)		865,000	983,552
Santander Holdings USA Inc 5.353% 9/6/2030 (d)		1,282,000	1,312,306
Santander Holdings USA Inc 5.473% 3/20/2029 (d)		7,900,000	8,067,477
Truist Financial Corp 4.964% 10/23/2036 (d)		270,000	268,629
Truist Financial Corp 5.122% 1/26/2034 (d)		1,035,000	1,057,000
Truist Financial Corp 5.435% 1/24/2030 (d)		2,380,000	2,470,491
Truist Financial Corp 5.711% 1/24/2035 (d)		585,000	618,633
Truist Financial Corp 5.867% 6/8/2034 (d)		978,000	1,043,008
Truist Financial Corp 6.047% 6/8/2027 (d)		194,000	195,762
Truist Financial Corp 7.161% 10/30/2029 (d)		2,395,000	2,593,279
US Bancorp 5.083% 5/15/2031 (d)		520,000	537,064
US Bancorp 5.1% 7/23/2030 (d)		425,000	438,410
US Bancorp 5.384% 1/23/2030 (d)		905,000	938,835
US Bancorp 5.678% 1/23/2035 (d)		145,000	154,157
US Bancorp 5.836% 6/12/2034 (d)		915,000	981,975
US Bancorp 5.85% 10/21/2033 (d)		1,750,000	1,878,664
Wells Fargo & Co 2.572% 2/11/2031 (d)		3,439,000	3,220,095
Wells Fargo & Co 2.879% 10/30/2030 (d)		21,665,000	20,653,649
Wells Fargo & Co 3.068% 4/30/2041 (d)		410,000	323,772
Wells Fargo & Co 3.35% 3/2/2033 (d)		7,050,000	6,624,064
Wells Fargo & Co 3.584% 5/22/2028 (d)		905,000	898,380
Wells Fargo & Co 4.3% 7/22/2027		21,880,000	21,972,835
Wells Fargo & Co 4.478% 4/4/2031 (d)		15,500,000	15,668,921
Wells Fargo & Co 4.611% 4/25/2053 (d)		157,000	138,381
Wells Fargo & Co 4.65% 11/4/2044		1,335,000	1,190,190
Wells Fargo & Co 4.892% 9/15/2036 (d)		2,030,000	2,047,444
Wells Fargo & Co 5.15% 4/23/2031 (d)		8,090,000	8,378,363
Wells Fargo & Co 5.198% 1/23/2030 (d)		900,000	928,562
Wells Fargo & Co 5.211% 12/3/2035 (d)		8,647,000	8,930,325
Wells Fargo & Co 5.244% 1/24/2031 (d)		2,318,000	2,408,616
Wells Fargo & Co 5.389% 4/24/2034 (d)		2,061,000	2,160,563
Wells Fargo & Co 5.499% 1/23/2035 (d)		2,187,000	2,299,682
Wells Fargo & Co 5.557% 7/25/2034 (d)		3,672,000	3,889,339
Wells Fargo & Co 5.574% 7/25/2029 (d)		10,556,000	10,940,321
Wells Fargo & Co 5.605% 4/23/2036 (d)		6,233,000	6,610,763
Wells Fargo & Co 5.707% 4/22/2028 (d)		6,482,000	6,619,989
Wells Fargo & Co 6.303% 10/23/2029 (d)		45,125,000	47,782,314
Wells Fargo & Co 6.491% 10/23/2034 (d)		555,000	620,628
Wells Fargo & Co U.S. SOFR Index + 1.07%, 5.1351% 4/22/2028 (c)(d)		800,000	804,680
			775,502,732
Capital Markets - 1.1%
Aretec Group Inc 7.5% 4/1/2029 (b)		50,000	50,265
Athene Global Funding 2.717% 1/7/2029 (b)		4,805,000	4,549,473
Athene Global Funding 5.339% 1/15/2027 (b)		7,937,000	8,039,708
Athene Global Funding 5.583% 1/9/2029 (b)		4,996,000	5,137,580
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (d)		200,000	206,225
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (d)		175,000	186,035
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (d)		610,000	684,519
BGC Group Inc 6.15% 4/2/2030		10,600,000	10,924,635
BGC Group Inc 6.6% 6/10/2029		3,000,000	3,129,260
Blackstone Private Credit Fund 4.875% 4/14/2026 (e)	GBP	335,000	443,166
Cantor Fitzgerald LP 7.2% 12/12/2028 (b)		5,689,000	6,052,662
Charles Schwab Corp/The 4.914% 11/14/2036 (d)		1,260,000	1,262,283
Citadel Finance LLC 5.9% 2/10/2030 (b)		1,750,000	1,779,277
DTE Electric Securitization Funding II LLC 6.09% 9/1/2038		300,000	326,878
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)		91,000	90,932
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)		9,480,000	9,408,354
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)		3,034,000	2,974,371
Goldman Sachs Group Inc/The 1.992% 1/27/2032 (d)		9,990,000	8,898,636
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		10,590,000	9,522,717
Goldman Sachs Group Inc/The 2.6% 2/7/2030		622,000	584,354
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)		1,832,000	1,675,535
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (d)		1,334,000	1,310,031
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		3,863,000	3,575,357
Goldman Sachs Group Inc/The 3.21% 4/22/2042 (d)		141,000	110,004
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (d)		42,000	33,252
Goldman Sachs Group Inc/The 3.5% 11/16/2026		752,000	748,795
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		269,000	267,222
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		667,000	662,473
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (d)		7,810,000	7,756,691
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)		3,978,000	3,614,768
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)		1,962,000	1,966,044
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (d)		2,145,000	2,147,528
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)		1,080,000	1,012,735
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)		1,476,000	1,485,624
Goldman Sachs Group Inc/The 4.692% 10/23/2030 (d)		7,135,000	7,252,008
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (d)		1,558,000	1,575,087
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (d)		1,540,000	1,545,735
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (d)		4,065,000	4,128,226
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (d)		421,000	432,491
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (d)		1,321,000	1,368,638
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (d)		1,060,000	1,098,192
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (d)		2,380,000	2,469,945
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)		760,000	796,391
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (d)		1,645,000	1,722,820
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (d)		39,194,000	41,669,908
Goldman Sachs Group Inc/The 6.75% 10/1/2037		50,954,000	57,392,802
Hightower Holding LLC 6.75% 4/15/2029 (b)		350,000	350,357
Intercontinental Exchange Inc 3.95% 12/1/2028		4,100,000	4,102,521
Intercontinental Exchange Inc 4.2% 3/15/2031		3,000,000	2,999,816
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		65,000	63,967
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)		1,210,000	1,230,916
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)		175,000	183,029
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (b)		100,000	105,343
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)		85,000	80,739
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (b)		60,000	58,557
Jefferies Financial Group Inc 2.625% 10/15/2031		5,530,000	4,879,467
Jefferies Financial Group Inc 2.75% 10/15/2032		1,355,000	1,185,404
Jefferies Financial Group Inc 5.875% 7/21/2028		2,330,000	2,415,993
LPL Holdings Inc 5.2% 3/15/2030		10,200,000	10,449,896
Morgan Stanley 1.593% 5/4/2027 (d)		1,317,000	1,302,614
Morgan Stanley 1.794% 2/13/2032 (d)		8,025,000	7,072,818
Morgan Stanley 1.928% 4/28/2032 (d)		5,373,000	4,733,100
Morgan Stanley 2.239% 7/21/2032 (d)		930,000	829,440
Morgan Stanley 2.475% 1/21/2028 (d)		400,000	392,585
Morgan Stanley 2.484% 9/16/2036 (d)		230,000	202,490
Morgan Stanley 2.511% 10/20/2032 (d)		3,820,000	3,439,859
Morgan Stanley 2.699% 1/22/2031 (d)		30,822,000	28,957,378
Morgan Stanley 2.802% 1/25/2052 (d)		105,000	68,200
Morgan Stanley 2.943% 1/21/2033 (d)		6,859,000	6,295,838
Morgan Stanley 3.217% 4/22/2042 (d)		350,000	276,635
Morgan Stanley 3.622% 4/1/2031 (d)		13,084,000	12,757,472
Morgan Stanley 3.772% 1/24/2029 (d)		2,700,000	2,682,137
Morgan Stanley 3.79% 3/21/2030 (d)	EUR	100,000	119,273
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	300,000	357,260
Morgan Stanley 4.133% 10/18/2029 (d)		1,465,000	1,464,843
Morgan Stanley 4.35% 9/8/2026		2,070,000	2,075,087
Morgan Stanley 4.431% 1/23/2030 (d)		4,461,000	4,494,413
Morgan Stanley 4.457% 4/22/2039 (d)		158,000	149,904
Morgan Stanley 4.654% 10/18/2030 (d)		40,360,000	40,955,587
Morgan Stanley 4.892% 10/22/2036 (d)		1,738,000	1,743,632
Morgan Stanley 5.042% 7/19/2030 (d)		7,761,000	7,978,271
Morgan Stanley 5.123% 2/1/2029 (d)		5,851,000	5,975,878
Morgan Stanley 5.173% 1/16/2030 (d)		3,536,000	3,639,545
Morgan Stanley 5.192% 4/17/2031 (d)		6,644,000	6,876,540
Morgan Stanley 5.23% 1/15/2031 (d)		4,395,000	4,545,846
Morgan Stanley 5.25% 4/21/2034 (d)		259,000	268,886
Morgan Stanley 5.32% 7/19/2035 (d)		550,000	571,198
Morgan Stanley 5.424% 7/21/2034 (d)		265,000	277,785
Morgan Stanley 5.449% 7/20/2029 (d)		2,058,000	2,126,892
Morgan Stanley 5.587% 1/18/2036 (d)		855,000	902,516
Morgan Stanley 5.652% 4/13/2028 (d)		400,000	408,172
Morgan Stanley 5.656% 4/18/2030 (d)		444,000	464,058
Morgan Stanley 5.664% 4/17/2036 (d)		2,611,000	2,771,805
Morgan Stanley 5.831% 4/19/2035 (d)		1,383,000	1,483,385
Morgan Stanley 5.948% 1/19/2038 (d)		1,147,000	1,212,247
Morgan Stanley 6.407% 11/1/2029 (d)		23,462,000	24,911,828
MSCI Inc 4% 11/15/2029 (b)		200,000	196,259
MSCI Inc 5.15% 3/15/2036		1,006,000	1,004,774
MSCI Inc 5.25% 9/1/2035		3,677,000	3,718,110
Nuveen LLC 5.55% 1/15/2030 (b)		200,000	209,053
S&P Global Inc 2.9% 3/1/2032		415,000	384,290
S&P Global Inc 3.25% 12/1/2049		315,000	226,718
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)		4,200,000	4,266,291
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)		12,900,000	13,286,609
State Street Bank & Trust Co 4.782% 11/23/2029		4,550,000	4,691,297
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)		275,000	288,617
			463,233,072
Consumer Finance - 0.3%
Ally Financial Inc 5.543% 1/17/2031 (d)		8,200,000	8,366,040
Ally Financial Inc 5.548% 7/31/2033 (d)		5,500,000	5,538,485
Ally Financial Inc 6.646% 1/17/2040 (d)		100,000	100,471
Ally Financial Inc 6.7% 2/14/2033		285,000	298,368
American Express Co 4.918% 7/20/2033 (d)		425,000	435,377
American Express Co 5.016% 4/25/2031 (d)		1,148,000	1,186,384
American Express Co 5.085% 1/30/2031 (d)		11,600,000	11,996,004
American Express Co 5.667% 4/25/2036 (d)		2,085,000	2,213,554
American Express Co U.S. SOFR Index + 0.93%, 4.9817% 7/26/2028 (c)(d)		3,700,000	3,718,796
Capital One Financial Corp 4.5% 1/30/2026		6,463,000	6,463,000
Capital One Financial Corp 5.247% 7/26/2030 (d)		6,880,000	7,090,090
Capital One Financial Corp 7.624% 10/30/2031 (d)		3,995,000	4,520,571
Credit Acceptance Corp 6.625% 3/15/2030 (b)		100,000	99,272
Encore Capital Group Inc 6.625% 4/15/2031 (b)		135,000	134,959
FirstCash Inc 5.625% 1/1/2030 (b)		100,000	100,626
Ford Motor Credit Co LLC 2.7% 8/10/2026		1,100,000	1,085,539
Ford Motor Credit Co LLC 2.9% 2/10/2029		3,137,000	2,933,988
Ford Motor Credit Co LLC 2.9% 2/16/2028		275,000	263,766
Ford Motor Credit Co LLC 3.625% 6/17/2031		8,245,000	7,540,894
Ford Motor Credit Co LLC 4% 11/13/2030		265,000	249,668
Ford Motor Credit Co LLC 4.125% 8/17/2027		895,000	885,896
Ford Motor Credit Co LLC 4.271% 1/9/2027		85,000	84,602
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	400,000	475,900
Ford Motor Credit Co LLC 4.542% 8/1/2026		200,000	199,709
Ford Motor Credit Co LLC 5.113% 5/3/2029		200,000	199,428
Ford Motor Credit Co LLC 5.125% 11/5/2026		7,500,000	7,536,697
Ford Motor Credit Co LLC 5.303% 9/6/2029		4,800,000	4,822,551
Ford Motor Credit Co LLC 5.8% 3/8/2029		1,285,000	1,309,920
Ford Motor Credit Co LLC 5.85% 5/17/2027		1,700,000	1,723,562
Ford Motor Credit Co LLC 5.875% 11/7/2029		12,775,000	13,068,891
Ford Motor Credit Co LLC 5.918% 3/20/2028		1,374,000	1,404,752
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	100,000	134,685
Ford Motor Credit Co LLC 6.798% 11/7/2028		3,839,000	4,019,317
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.4111% 11/5/2026 (c)(d)		4,800,000	4,811,055
Navient Corp 6.75% 6/15/2026		120,000	121,272
OneMain Finance Corp 3.875% 9/15/2028		850,000	824,901
OneMain Finance Corp 4% 9/15/2030		425,000	398,881
OneMain Finance Corp 5.375% 11/15/2029		104,000	103,660
OneMain Finance Corp 6.125% 5/15/2030		110,000	111,769
OneMain Finance Corp 6.625% 5/15/2029		1,430,000	1,479,721
OneMain Finance Corp 6.75% 3/15/2032		60,000	61,322
OneMain Finance Corp 7.125% 11/15/2031		60,000	62,514
OneMain Finance Corp 7.5% 5/15/2031		465,000	488,497
OneMain Finance Corp 7.875% 3/15/2030		215,000	227,558
PRA Group Inc 5% 10/1/2029 (b)		135,000	124,832
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)		5,900,000	5,942,705
Stellantis Financial Services US Corp 5.4% 9/15/2030 (b)		6,498,000	6,558,301
Synchrony Financial 2.875% 10/28/2031		1,684,000	1,507,072
Synchrony Financial 3.95% 12/1/2027		1,420,000	1,408,276
Synchrony Financial 5.019% 7/29/2029 (d)		1,283,000	1,295,670
Synchrony Financial 5.15% 3/19/2029		685,000	695,990
Synchrony Financial 5.45% 3/6/2031 (d)		1,783,000	1,824,012
Synchrony Financial 5.935% 8/2/2030 (d)		2,546,000	2,643,722
Synchrony Financial 7.25% 2/2/2033		1,412,000	1,512,729
Toyota Motor Credit Corp 4.5% 5/14/2027		10,800,000	10,905,369
			143,311,590
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5.75% 10/1/2031 (b)		1,700,000	1,777,145
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		101,000	105,583
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust 6.088% 12/15/2044 (b)		1,390,000	1,425,592
Aviation Capital Group LLC 5.125% 4/10/2030 (b)		10,600,000	10,781,221
Aviation Capital Group LLC 5.375% 7/15/2029 (b)		3,800,000	3,901,123
Block Inc 2.75% 6/1/2026		210,000	208,235
Block Inc 3.5% 6/1/2031		435,000	408,056
Block Inc 5.625% 8/15/2030 (b)		120,000	122,272
Block Inc 6% 8/15/2033 (b)		95,000	97,637
Block Inc 6.5% 5/15/2032		1,345,000	1,405,623
Boost Newco Borrower LLC 7.5% 1/15/2031 (b)		830,000	881,419
BP Capital Markets America Inc 2.721% 1/12/2032		1,002,000	915,855
BP Capital Markets America Inc 2.772% 11/10/2050		119,000	75,384
BP Capital Markets America Inc 2.939% 6/4/2051		186,000	121,331
BP Capital Markets America Inc 3% 2/24/2050		278,000	185,653
BP Capital Markets America Inc 3.001% 3/17/2052		373,000	244,889
BP Capital Markets America Inc 4.812% 2/13/2033		2,409,000	2,451,315
BP Capital Markets America Inc 4.893% 9/11/2033		829,000	848,833
BP Capital Markets America Inc 5.227% 11/17/2034		445,000	463,389
Clue Opco LLC 9.5% 10/15/2031 (b)		6,522,000	6,752,938
Consumers 2023 Securitization Funding LLC 5.21% 9/1/2031		473,000	489,018
Corebridge Financial Inc 3.9% 4/5/2032		6,908,000	6,566,651
Corebridge Financial Inc 4.35% 4/5/2042		701,000	603,697
Corebridge Financial Inc 6.05% 9/15/2033		2,074,000	2,207,926
Corebridge Global Funding 4.65% 8/20/2027 (b)		1,100,000	1,110,741
Corebridge Global Funding 4.9% 8/21/2032 (b)		380,000	383,779
CRH SMW Finance DAC 5.125% 1/9/2030		2,175,000	2,242,758
CRH SMW Finance DAC 5.2% 5/21/2029		1,165,000	1,203,297
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (b)		130,000	131,650
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (b)		130,000	131,450
DH Europe Finance II Sarl 3.25% 11/15/2039		305,000	253,301
Essent Group Ltd 6.25% 7/1/2029		3,000,000	3,135,773
Fidelity National Information Services Inc 4.5% 8/15/2046		58,000	49,266
Fiserv Inc 3.5% 7/1/2029		7,395,000	7,154,961
Fiserv Inc 4.55% 2/15/2031		1,865,000	1,851,093
Fiserv Inc 5.25% 8/11/2035		2,600,000	2,608,618
Fiserv Inc 5.45% 3/15/2034		1,230,000	1,251,415
Fiserv Inc 5.45% 3/2/2028		1,260,000	1,288,916
Fiserv Inc 5.625% 8/21/2033		970,000	1,002,851
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (b)		580,000	609,249
Global Payments Inc 2.9% 5/15/2030		246,000	227,919
Global Payments Inc 4.5% 11/15/2028		3,335,000	3,346,138
Global Payments Inc 4.875% 11/15/2030		1,835,000	1,839,303
Global Payments Inc 5.55% 11/15/2035		445,000	444,635
Greystone Commercial Capital Trust Series 2021-2 1 month U.S. LIBOR + 2.27%, 7.2302% 5/31/2026 (b)(c)(d)(i)		7,691,819	6,845,719
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		285,000	285,713
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		278,000	274,427
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		68,000	67,935
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,270,000	1,227,652
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		450,000	453,357
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.27% 12/21/2065 (b)(c)(d)		156,000	130,958
Jackson Financial Inc 3.125% 11/23/2031		750,000	683,596
Jackson Financial Inc 5.17% 6/8/2027		2,958,000	2,991,122
Jackson Financial Inc 5.67% 6/8/2032		3,183,000	3,300,035
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		7,125,000	6,443,810
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		2,224,000	2,083,918
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052		1,620,000	1,276,812
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052		1,976,000	2,064,763
Jefferson Capital Holdin 8.25% 5/15/2030 (b)		100,000	104,615
National Rural Utilities Cooperative Finance Corp 5.15% 6/15/2029		4,000,000	4,147,855
NCR Atleos Corp 9.5% 4/1/2029 (b)		1,482,000	1,601,772
NFE Financing LLC 12% 11/15/2029 (b)(s)		88,505	22,427
PennyMac Financial Services Inc 4.25% 2/15/2029 (b)		2,325,000	2,272,334
PennyMac Financial Services Inc 5.75% 9/15/2031 (b)		575,000	579,530
PennyMac Financial Services Inc 6.75% 2/15/2034 (b)		255,000	262,759
PennyMac Financial Services Inc 6.875% 2/15/2033 (b)		100,000	104,086
PennyMac Financial Services Inc 6.875% 5/15/2032 (b)		185,000	193,129
Penske Truck Leasing Co Lp / PTL Finance Corp 5.25% 7/1/2029 (b)		350,000	360,829
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 3/30/2029 (b)		300,000	309,669
Penske Truck Leasing Co Lp / PTL Finance Corp 5.55% 5/1/2028 (b)		3,375,000	3,475,825
Penske Truck Leasing Co Lp / PTL Finance Corp 6.05% 8/1/2028 (b)		2,105,000	2,198,056
Pine Street Trust II 5.568% 2/15/2049 (b)		7,800,000	7,417,791
Private Export Funding Corp 1.4% 7/15/2028		2,010,000	1,893,076
Radian Group Inc 6.2% 5/15/2029		250,000	261,828
Rocket Cos Inc 6.125% 8/1/2030 (b)		375,000	389,273
Rocket Cos Inc 6.375% 8/1/2033 (b)		810,000	848,206
Rocket Cos Inc 6.5% 8/1/2029 (b)		275,000	285,256
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (b)		428,000	421,066
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (b)		285,000	275,276
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (b)		81,000	76,607
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (b)		17,000	15,750
Sammons Financial Group Inc 6.875% 4/15/2034 (b)		5,700,000	6,313,621
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 5.5% 5/15/2033 (e)	EUR	282,000	338,600
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		630,000	654,830
United Wholesale Mortgage LLC 5.5% 4/15/2029 (b)		100,000	98,966
UWM Holdings LLC 6.25% 3/15/2031 (b)		161,000	161,711
UWM Holdings LLC 6.625% 2/1/2030 (b)		305,000	309,942
Visa Inc 2.7% 4/15/2040		183,000	142,351
Walker & Dunlop Inc 6.625% 4/1/2033 (b)		120,000	123,341
WEX Inc 6.5% 3/15/2033 (b)		250,000	254,979
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)		405,000	420,487
			137,773,558
Insurance - 0.5%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (b)		100,000	97,132
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (b)		60,000	61,457
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		340,000	335,342
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)		125,000	128,589
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		100,000	101,826
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (b)		100,000	103,382
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		375,000	378,150
Arch Capital Finance LLC 4.011% 12/15/2026		8,495,000	8,492,136
Arthur J Gallagher & Co 4.6% 12/15/2027		8,800,000	8,885,141
Arthur J Gallagher & Co 4.85% 12/15/2029		4,455,000	4,552,629
Athene Holding Ltd 6.875% 6/28/2055 (d)		390,000	383,110
Baylor Scott & White Holdings 1.777% 11/15/2030		870,000	780,668
Baylor Scott & White Holdings 2.839% 11/15/2050		120,000	78,336
Berkshire Hathaway Fin Corp 2.5% 1/15/2051		355,000	218,326
Berkshire Hathaway Fin Corp 3.85% 3/15/2052		374,000	294,817
Brown & Brown Inc 4.6% 12/23/2026		2,100,000	2,109,689
Brown & Brown Inc 5.25% 6/23/2032		325,000	332,749
Brown & Brown Inc 5.55% 6/23/2035		405,000	416,317
Chubb Corp/The 6% 5/11/2037		130,000	142,696
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	4,600,000	5,223,651
CNA Financial Corp 3.9% 5/1/2029		1,400,000	1,386,572
CNA Financial Corp 5.125% 2/15/2034		115,000	116,074
CNO Global Funding 4.875% 12/10/2027 (b)		3,500,000	3,541,517
CNO Global Funding 4.95% 9/9/2029 (b)		3,915,000	3,990,935
CNO Global Funding 5.875% 6/4/2027 (b)		450,000	460,886
Equitable Financial Life Global Funding 4.875% 11/19/2027 (b)		8,400,000	8,536,392
Everest Reinsurance Holdings Inc 3.5% 10/15/2050		2,100,000	1,478,831
F&G Global Funding 5.875% 6/10/2027 (b)		3,000,000	3,063,427
Farmers Exchange Capital II 6.151% 11/1/2053 (b)(d)		1,000,000	994,101
Farmers Exchange Capital III 5.454% 10/15/2054 (b)(d)		3,335,000	3,144,895
Five Corners Funding Trust II 2.85% 5/15/2030 (b)		12,846,000	12,109,898
Guardian Life Global Funding 4.179% 9/26/2029 (b)		190,000	190,157
Guardian Life Global Funding 5.737% 10/2/2028 (b)		200,000	209,146
HUB International Ltd 7.25% 6/15/2030 (b)		330,000	345,769
Jackson National Life Global Funding 5.35% 1/13/2030 (b)		6,100,000	6,326,229
Liberty Mutual Group Inc 4.125% 12/15/2051 (b)(d)		100,000	98,062
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)		9,380,000	9,446,558
Lincoln National Corp 3.05% 1/15/2030		398,000	379,675
Lincoln National Corp 3.4% 1/15/2031		2,550,000	2,418,224
Lincoln National Corp 6.3% 10/9/2037		110,000	118,923
Markel Group Inc 4.3% 11/1/2047		900,000	739,862
Marsh & McLennan Cos Inc 4.65% 3/15/2030		5,500,000	5,608,473
MassMutual Global Funding II 4.3% 10/22/2027 (b)		11,000,000	11,070,780
MassMutual Global Funding II 4.45% 3/27/2028 (b)		3,500,000	3,541,669
MetLife Inc 5% 7/15/2052		270,000	250,353
Metropolitan Life Global Funding I 2.4% 1/11/2032 (b)		1,960,000	1,748,802
Metropolitan Life Global Funding I 4.3% 8/25/2029 (b)		2,000,000	2,013,199
Metropolitan Life Global Funding I 5.15% 3/28/2033 (b)		920,000	955,267
Mutual of Omaha Cos Global Funding 4.75% 10/15/2029 (b)		1,600,000	1,627,748
Mutual of Omaha Cos Global Funding 5% 4/1/2030 (b)		2,100,000	2,150,104
Mutual of Omaha Cos Global Funding 5.35% 4/9/2027 (b)		3,250,000	3,300,233
New York Life Global Funding 3% 1/10/2028 (b)		107,000	105,000
New York Life Global Funding 5% 6/6/2029 (b)		3,500,000	3,603,920
New York Life Insurance Co 5.875% 5/15/2033 (b)		1,004,000	1,071,553
NLG Global Funding 4.35% 9/15/2030 (b)		5,400,000	5,352,868
Northwestern Mutual Global Funding 4.49% 3/21/2028 (b)		4,800,000	4,862,353
Northwestern Mutual Global Funding 5.16% 5/28/2031 (b)		280,000	291,616
Pacific Life Global Funding II 4.5% 8/28/2029 (b)		5,100,000	5,165,709
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		290,000	299,865
Pricoa Global Funding I 4.4% 8/27/2027 (b)		6,200,000	6,248,632
Principal Financial Group Inc 4.111% 2/15/2028 (b)		388,000	386,956
Principal Life Global Funding II 4.8% 1/9/2028 (b)		11,500,000	11,654,967
Principal Life Global Funding II 4.95% 11/27/2029 (b)		7,500,000	7,684,269
Protective Life Global Funding 4.772% 12/9/2029 (b)		12,700,000	12,972,959
Protective Life Global Funding 5.215% 6/12/2029 (b)		3,000,000	3,103,561
Protective Life Global Funding 5.467% 12/8/2028 (b)		333,000	345,389
RGA Global Funding 5.448% 5/24/2029 (b)		2,000,000	2,073,915
Ryan Specialty LLC 4.375% 2/1/2030 (b)		165,000	161,640
Ryan Specialty LLC 5.875% 8/1/2032 (b)		275,000	281,118
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (b)		1,220,000	849,040
Teachers Insurance & Annuity Association of America 4.27% 5/15/2047 (b)		43,000	35,978
Unum Group 4% 6/15/2029		1,000,000	989,452
Unum Group 4.046% 8/15/2041 (b)		165,000	135,644
Unum Group 4.125% 6/15/2051		1,500,000	1,147,541
Unum Group 5.75% 8/15/2042		2,123,000	2,128,932
Western-Southern Global Funding 4.5% 7/16/2028 (b)		9,600,000	9,678,285
Western-Southern Global Funding 4.9% 5/1/2030 (b)		1,411,000	1,451,621
			206,561,687
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty SR Inc 9% 10/15/2027 (b)		3,000,000	3,062,636
Arbor Realty Trust Inc 4.5% 3/15/2027 (b)		877,000	846,743
Arbor Realty Trust Inc 4.5% 9/1/2026 (b)		570,000	559,724
Arbor Realty Trust Inc 5% 4/30/2026		146,000	144,477
Great Ajax Operating Partnership LP 9.875% 9/1/2027 (b)		672,000	656,846
Starwood Property Trust Inc 5.25% 10/15/2028 (b)		1,855,000	1,867,679
Starwood Property Trust Inc 6.5% 7/1/2030 (b)		245,000	255,762
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		435,000	461,009
			7,854,876
TOTAL FINANCIALS			1,734,237,515

Health Care - 0.8%
Biotechnology - 0.1%
AbbVie Inc 3.2% 11/21/2029		1,675,000	1,624,640
AbbVie Inc 4.05% 11/21/2039		8,538,000	7,725,061
AbbVie Inc 4.25% 11/21/2049		515,000	434,758
AbbVie Inc 4.55% 3/15/2035		2,200,000	2,191,222
AbbVie Inc 4.7% 5/14/2045		4,915,000	4,527,689
AbbVie Inc 5.05% 3/15/2034		1,760,000	1,825,387
Amgen Inc 2.45% 2/21/2030		2,000,000	1,864,729
Amgen Inc 2.77% 9/1/2053		291,000	177,064
Amgen Inc 3% 1/15/2052		316,000	209,595
Amgen Inc 3.15% 2/21/2040		155,000	124,004
Amgen Inc 3.2% 11/2/2027		1,000,000	986,270
Amgen Inc 4.663% 6/15/2051		475,000	416,319
Amgen Inc 4.875% 3/1/2053		1,237,000	1,112,129
Amgen Inc 5.15% 3/2/2028		3,855,000	3,945,795
Amgen Inc 5.25% 3/2/2030		4,630,000	4,811,930
Amgen Inc 5.6% 3/2/2043		3,307,000	3,378,867
Biogen Inc 2.25% 5/1/2030		790,000	727,078
CSL Finance PLC 5.106% 4/3/2034 (b)		640,000	660,305
Gilead Sciences Inc 1.65% 10/1/2030		172,000	154,036
Gilead Sciences Inc 4.5% 2/1/2045		190,000	171,151
			37,068,029
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 4.625% 8/1/2029 (b)		143,000	137,988
Avantor Funding Inc 3.875% 11/1/2029 (b)		135,000	128,848
Avantor Funding Inc 4.625% 7/15/2028 (b)		913,000	904,377
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		69,000	71,932
Baxter International Inc 2.272% 12/1/2028		742,000	698,826
Baxter International Inc 5.65% 12/15/2035 (f)		895,000	912,078
Becton Dickinson & Co 4.874% 2/8/2029		1,250,000	1,275,388
Becton Dickinson & Co 5.081% 6/7/2029		307,000	315,906
Hologic Inc 3.25% 2/15/2029 (b)		601,000	593,767
Hologic Inc 4.625% 2/1/2028 (b)		33,000	33,028
Insulet Corp 6.5% 4/1/2033 (b)		120,000	125,334
Medline Borrower LP 3.875% 4/1/2029 (b)		5,202,000	5,049,896
Medline Borrower LP 5.25% 10/1/2029 (b)		203,000	203,474
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		350,000	362,012
Stryker Corp 3.375% 9/11/2032	EUR	2,300,000	2,685,022
Stryker Corp 4.25% 9/11/2029		2,200,000	2,218,219
Stryker Corp 5.2% 2/10/2035		1,750,000	1,815,467
Teleflex Inc 4.25% 6/1/2028 (b)		260,000	256,478
Zimmer Biomet Holdings Inc 5.5% 2/19/2035		855,000	893,662
			18,681,702
Health Care Providers & Services - 0.6%
Acadia Healthcare Co Inc 5% 4/15/2029 (b)		468,000	454,685
Acadia Healthcare Co Inc 5.5% 7/1/2028 (b)		63,000	62,412
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)		220,000	224,195
Aetna Inc 4.5% 5/15/2042		6,000	5,207
Aetna Inc 4.75% 3/15/2044		95,000	83,835
AHS Hospital Corp 2.78% 7/1/2051		315,000	201,123
Ascension Health 2.532% 11/15/2029		295,000	279,342
Ascension Health 3.106% 11/15/2039		610,000	491,107
BayCare Health System Inc 3.831% 11/15/2050		2,320,000	1,820,653
Cardinal Health Inc 4.5% 9/15/2030		2,900,000	2,929,980
Cencora Inc 2.7% 3/15/2031		5,980,000	5,532,883
Cencora Inc 5.125% 2/15/2034		250,000	258,327
Centene Corp 2.45% 7/15/2028		9,865,000	9,196,656
Centene Corp 2.5% 3/1/2031		3,755,000	3,237,345
Centene Corp 2.625% 8/1/2031		11,006,000	9,430,617
Centene Corp 3% 10/15/2030		1,673,000	1,492,659
Centene Corp 3.375% 2/15/2030		6,720,000	6,170,854
Centene Corp 4.25% 12/15/2027		5,569,000	5,500,589
Centene Corp 4.625% 12/15/2029		10,362,000	10,017,104
Children's Health System of Texas 2.511% 8/15/2050		360,000	215,918
Children's Hospital Corp/The 4.115% 1/1/2047		265,000	224,532
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		200,000	216,025
Cigna Group/The 2.375% 3/15/2031		1,938,000	1,756,335
Cigna Group/The 2.4% 3/15/2030		1,499,000	1,393,075
Cigna Group/The 3.2% 3/15/2040		2,430,000	1,941,032
Cigna Group/The 4.375% 10/15/2028		3,850,000	3,888,302
Cigna Group/The 4.5% 2/25/2026		2,521,000	2,520,935
Cigna Group/The 5.25% 1/15/2036		3,050,000	3,127,428
CommonSpirit Health 5.205% 12/1/2031		9,840,000	10,216,758
CVS Health Corp 1.3% 8/21/2027		400,000	381,411
CVS Health Corp 1.75% 8/21/2030		1,275,000	1,133,786
CVS Health Corp 1.875% 2/28/2031		2,540,000	2,233,919
CVS Health Corp 4.78% 3/25/2038		1,650,000	1,568,371
CVS Health Corp 5.05% 3/25/2048		3,750,000	3,364,555
CVS Health Corp 5.125% 7/20/2045		1,834,000	1,679,819
CVS Health Corp 6.75% 12/10/2054 (d)		655,000	678,801
CVS Health Corp 7% 3/10/2055 (d)		1,750,000	1,839,889
CVS Health Corp equipment trust certificate 5.773% 1/10/2033 (b)		6,581	6,753
DaVita Inc 3.75% 2/15/2031 (b)		1,961,000	1,818,450
DaVita Inc 4.625% 6/1/2030 (b)		887,000	860,335
DaVita Inc 6.75% 7/15/2033 (b)		455,000	472,797
DaVita Inc 6.875% 9/1/2032 (b)		130,000	135,269
Elevance Health Inc 3.65% 12/1/2027		1,260,000	1,251,287
Elevance Health Inc 4.101% 3/1/2028		1,570,000	1,570,623
Elevance Health Inc 4.625% 5/15/2042		1,770,000	1,603,763
Elevance Health Inc 4.95% 11/1/2031		7,265,000	7,441,632
Elevance Health Inc 5% 1/15/2036		840,000	841,398
Elevance Health Inc 5.2% 2/15/2035		2,590,000	2,656,099
Elevance Health Inc 6.1% 10/15/2052		135,000	140,734
Encompass Health Corp 4.625% 4/1/2031		46,000	45,361
Encompass Health Corp 4.75% 2/1/2030		406,000	404,507
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		160,000	150,919
HCA Inc 2.375% 7/15/2031		775,000	695,091
HCA Inc 3.5% 7/15/2051		2,078,000	1,445,304
HCA Inc 3.5% 9/1/2030		2,882,000	2,774,112
HCA Inc 3.625% 3/15/2032		336,000	318,717
HCA Inc 4.125% 6/15/2029		8,390,000	8,371,381
HCA Inc 4.5% 2/15/2027		709,000	710,501
HCA Inc 4.6% 11/15/2032		2,657,000	2,656,067
HCA Inc 4.625% 3/15/2052		295,000	246,535
HCA Inc 4.9% 11/15/2035		283,000	281,923
HCA Inc 5.2% 6/1/2028		3,210,000	3,291,686
HCA Inc 5.25% 3/1/2030		145,000	150,145
HCA Inc 5.25% 6/15/2049		510,000	470,021
HCA Inc 5.45% 4/1/2031		2,027,000	2,120,290
HCA Inc 5.45% 9/15/2034		223,000	231,474
HCA Inc 5.6% 4/1/2034		699,000	732,829
HCA Inc 5.625% 9/1/2028		5,049,000	5,214,187
HCA Inc 5.75% 3/1/2035		1,704,000	1,799,341
HCA Inc 5.875% 2/1/2029		120,000	125,025
HCA Inc 5.95% 9/15/2054		350,000	352,345
HCA Inc 6% 4/1/2054		110,000	111,666
HCA Inc 7.75% 7/15/2036		2,675,000	3,143,006
HealthEquity Inc 4.5% 10/1/2029 (b)		260,000	255,486
Humana Inc 5.375% 4/15/2031		200,000	206,921
Humana Inc 5.55% 5/1/2035		2,650,000	2,719,737
Icon Investments Six DAC 5.809% 5/8/2027		800,000	815,850
Kaiser Foundation Hospitals 2.81% 6/1/2041		5,570,000	4,186,770
Kaiser Foundation Hospitals 3.002% 6/1/2051		975,000	653,533
LifePoint Health Inc 11% 10/15/2030 (b)		100,000	110,085
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050		290,000	197,423
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042		350,000	340,941
Methodist Hospital/The 2.705% 12/1/2050		820,000	517,654
ModivCare Inc 10% 10/1/2029 pay-in-kind (b)(g)(s)		1,115,100	11,151
Molina Healthcare Inc 3.875% 11/15/2030 (b)		100,000	92,385
Molina Healthcare Inc 3.875% 5/15/2032 (b)		155,000	139,711
Molina Healthcare Inc 6.25% 1/15/2033 (b)		1,430,000	1,433,242
Molina Healthcare Inc 6.5% 2/15/2031 (b)		275,000	280,916
New York and Presbyterian Hospital/The 4.024% 8/1/2045		600,000	507,229
New York and Presbyterian Hospital/The 4.063% 8/1/2056		390,000	311,169
NYU Langone Hospitals 4.368% 7/1/2047		810,000	718,710
OhioHealth Corp 2.297% 11/15/2031		8,505,000	7,679,696
Orlando Health Obligated Group 5.475% 10/1/2035		1,745,000	1,830,813
Owens & Minor Inc 4.5% 3/31/2029 (b)		255,000	180,335
Owens & Minor Inc 6.625% 4/1/2030 (b)		134,000	85,935
PeaceHealth Obligated Group 4.335% 11/15/2028		815,000	819,691
Piedmont Healthcare Inc 2.719% 1/1/2042		1,780,000	1,277,399
Piedmont Healthcare Inc 2.864% 1/1/2052		1,055,000	679,801
Providence St Joseph Health Obligated Group 2.532% 10/1/2029		2,405,000	2,268,092
Providence St Joseph Health Obligated Group 2.746% 10/1/2026		180,000	177,826
Quest Diagnostics Inc 4.625% 12/15/2029		4,830,000	4,915,678
Quest Diagnostics Inc 6.4% 11/30/2033		150,000	167,238
Sabra Health Care LP 3.2% 12/1/2031		8,620,000	7,885,394
Sentara Health 2.927% 11/1/2051		565,000	365,094
Stanford Health Care 3.027% 8/15/2051		680,000	455,012
Star Parent Inc 9% 10/1/2030 (b)		100,000	107,170
Sutter Health 4.091% 8/15/2048		780,000	644,548
Tenet Healthcare Corp 4.25% 6/1/2029		1,773,000	1,737,866
Tenet Healthcare Corp 4.375% 1/15/2030		440,000	431,162
Tenet Healthcare Corp 4.625% 6/15/2028		3,374,000	3,375,427
Tenet Healthcare Corp 5.125% 11/1/2027		3,270,000	3,270,317
Tenet Healthcare Corp 5.5% 11/15/2032 (b)		260,000	264,120
Tenet Healthcare Corp 6.125% 6/15/2030		848,000	866,776
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,792,000	2,840,977
UnitedHealth Group Inc 2.75% 5/15/2040		700,000	531,336
UnitedHealth Group Inc 3.05% 5/15/2041		2,030,000	1,561,752
UnitedHealth Group Inc 3.25% 5/15/2051		3,742,000	2,582,400
UnitedHealth Group Inc 3.5% 8/15/2039		1,025,000	865,508
UnitedHealth Group Inc 3.75% 10/15/2047		32,000	24,876
UnitedHealth Group Inc 3.875% 8/15/2059		23,000	17,002
UnitedHealth Group Inc 3.95% 10/15/2042		17,000	14,340
UnitedHealth Group Inc 4.25% 4/15/2047		770,000	645,348
UnitedHealth Group Inc 4.25% 6/15/2048		575,000	479,611
UnitedHealth Group Inc 4.4% 6/15/2028		5,000,000	5,060,114
UnitedHealth Group Inc 4.5% 4/15/2033		4,285,000	4,276,877
UnitedHealth Group Inc 4.625% 11/15/2041		110,000	101,963
UnitedHealth Group Inc 4.8% 1/15/2030		6,450,000	6,625,219
UnitedHealth Group Inc 5.05% 4/15/2053		195,000	179,876
UnitedHealth Group Inc 5.2% 4/15/2063		8,010,000	7,350,040
UnitedHealth Group Inc 5.3% 6/15/2035		280,000	291,791
UnitedHealth Group Inc 5.35% 2/15/2033		1,680,000	1,761,361
UnitedHealth Group Inc 5.5% 7/15/2044		4,505,000	4,540,385
UnitedHealth Group Inc 5.625% 7/15/2054		880,000	881,589
UnitedHealth Group Inc 5.75% 7/15/2064		250,000	250,612
UnitedHealth Group Inc 5.8% 3/15/2036		820,000	882,320
UnitedHealth Group Inc 5.875% 2/15/2053		43,000	44,341
UPMC 5.035% 5/15/2033		800,000	821,341
UPMC 5.377% 5/15/2043		655,000	648,558
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		140,000	142,223
			246,818,100
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (b)		470,000	469,689
IQVIA Inc 5.7% 5/15/2028		3,150,000	3,248,910
IQVIA Inc 6.25% 6/1/2032 (b)		1,510,000	1,579,407
IQVIA Inc 6.5% 5/15/2030 (b)		85,000	88,431
			5,386,437
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 2.3% 3/12/2031		1,245,000	1,128,124
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		557,000	537,400
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		175,000	173,183
Illumina Inc 4.65% 9/9/2026		4,500,000	4,512,952
Thermo Fisher Scientific Inc 2.8% 10/15/2041		620,000	463,150
			6,814,809
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (b)		1,240,000	1,281,931
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		580,000	524,897
Bausch Health Cos Inc 5% 1/30/2028 (b)		25,000	22,531
Bausch Health Cos Inc 5% 2/15/2029 (b)		400,000	318,037
Bausch Health Cos Inc 5.25% 1/30/2030 (b)		825,000	606,375
Bausch Health Cos Inc 5.25% 2/15/2031 (b)		4,796,000	3,237,300
Bausch Health Cos Inc 6.25% 2/15/2029 (b)		100,000	81,948
Bausch Health Cos Inc 7% 1/15/2028 (b)		375,000	350,625
Bristol-Myers Squibb Co 2.35% 11/13/2040		407,000	292,404
Bristol-Myers Squibb Co 3.7% 3/15/2052		1,949,000	1,472,751
Bristol-Myers Squibb Co 3.9% 3/15/2062		260,000	192,792
Bristol-Myers Squibb Co 4.125% 6/15/2039		300,000	276,476
Bristol-Myers Squibb Co 5.55% 2/22/2054		1,835,000	1,853,929
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		1,693,000	1,774,487
Eli Lilly & Co 4% 10/15/2028		4,400,000	4,429,849
Eli Lilly & Co 4.6% 8/14/2034		3,066,000	3,104,699
Eli Lilly & Co 4.7% 2/9/2034		3,179,000	3,240,617
Eli Lilly & Co 4.95% 2/27/2063		320,000	297,957
Endo Finance Holdings Inc 8.5% 4/15/2031 (b)		100,000	104,028
Haleon US Capital LLC 3.375% 3/24/2027		250,000	247,736
Haleon US Capital LLC 3.625% 3/24/2032		1,305,000	1,244,332
Jazz Securities DAC 4.375% 1/15/2029 (b)		95,000	93,783
Merck & Co Inc 2.9% 12/10/2061		140,000	84,159
Merck & Co Inc 4% 3/7/2049		200,000	163,688
Mylan Inc 5.2% 4/15/2048		910,000	743,530
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		690,000	672,451
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		810,000	678,338
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (g)		200,000	193,235
Perrigo Finance Unlimited Co 6.125% 9/30/2032		270,000	263,599
Pfizer Inc 2.7% 5/28/2050		340,000	217,616
Pfizer Inc 3.9% 3/15/2039		86,000	77,199
Pfizer Inc 4.3% 6/15/2043		117,000	103,947
Pfizer Inc 4.4% 5/15/2044		280,000	253,956
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053		365,000	353,776
Roche Holdings Inc 4.79% 3/8/2029 (b)		250,000	256,366
Royalty Pharma PLC 4.450% 3/25/2031		8,100,000	8,083,978
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,915,000	4,897,845
Utah Acquisition Sub Inc 5.25% 6/15/2046		695,000	575,629
Viatris Inc 2.3% 6/22/2027		120,000	115,884
Viatris Inc 3.85% 6/22/2040		12,410,000	9,490,762
Zoetis Inc 2% 5/15/2030		173,000	158,589
Zoetis Inc 4.15% 8/17/2028		6,100,000	6,137,528
Zoetis Inc 5% 8/17/2035		495,000	503,655
Zoetis Inc 5.6% 11/16/2032		141,000	150,720
			59,225,934
TOTAL HEALTH CARE			373,995,011

Industrials - 0.6%
Aerospace & Defense - 0.4%
ATI Inc 4.875% 10/1/2029		70,000	69,852
ATI Inc 5.875% 12/1/2027		348,000	348,549
Axon Enterprise Inc 6.125% 3/15/2030 (b)		345,000	355,616
Axon Enterprise Inc 6.25% 3/15/2033 (b)		145,000	150,543
Boeing Co 2.196% 2/4/2026		38,850,000	38,693,765
Boeing Co 2.25% 6/15/2026		810,000	800,231
Boeing Co 2.75% 2/1/2026		5,900,000	5,882,901
Boeing Co 3.25% 2/1/2035		3,280,000	2,873,579
Boeing Co 3.375% 6/15/2046		1,375,000	983,580
Boeing Co 3.55% 3/1/2038		1,335,000	1,132,561
Boeing Co 3.6% 5/1/2034		1,235,000	1,126,909
Boeing Co 3.625% 2/1/2031		500,000	480,750
Boeing Co 3.9% 5/1/2049		985,000	745,031
Boeing Co 5.04% 5/1/2027		4,200,000	4,241,288
Boeing Co 5.15% 5/1/2030		4,430,000	4,565,914
Boeing Co 5.705% 5/1/2040		3,235,000	3,323,442
Boeing Co 5.805% 5/1/2050		1,395,000	1,389,214
Boeing Co 5.93% 5/1/2060		5,583,000	5,542,641
Boeing Co 6.259% 5/1/2027		524,000	538,318
Boeing Co 6.298% 5/1/2029		3,871,000	4,117,008
Boeing Co 6.388% 5/1/2031		1,417,000	1,541,718
Boeing Co 6.528% 5/1/2034		1,517,000	1,686,871
Boeing Co 7.008% 5/1/2064		2,743,000	3,141,041
BWX Technologies Inc 4.125% 4/15/2029 (b)		442,000	433,759
BWX Technologies Inc 4.125% 6/30/2028 (b)		220,000	215,835
Carpenter Technology Corp 5.625% 3/1/2034 (b)		180,000	182,943
HEICO Corp 5.25% 8/1/2028		1,220,000	1,256,936
Howmet Aerospace Inc 4.85% 10/15/2031		4,900,000	5,050,451
Huntington Ingalls Industries Inc 5.353% 1/15/2030		5,600,000	5,804,038
L3Harris Technologies Inc 5.35% 6/1/2034		137,000	142,589
L3Harris Technologies Inc 5.4% 1/15/2027		3,030,000	3,075,442
L3Harris Technologies Inc 5.6% 7/31/2053		120,000	120,995
Lockheed Martin Corp 4.15% 6/15/2053		290,000	236,754
Lockheed Martin Corp 4.7% 5/15/2046		145,000	133,479
Lockheed Martin Corp 4.8% 8/15/2034		130,000	132,556
Moog Inc 4.25% 12/15/2027 (b)		360,000	357,938
Northrop Grumman Corp 4.03% 10/15/2047		728,000	597,011
Northrop Grumman Corp 4.75% 6/1/2043		545,000	508,157
Northrop Grumman Corp 4.95% 3/15/2053		623,000	572,793
RTX Corp 1.9% 9/1/2031		210,000	184,860
RTX Corp 2.375% 3/15/2032		1,000,000	893,807
RTX Corp 3.03% 3/15/2052		200,000	132,749
RTX Corp 4.5% 6/1/2042		138,000	125,923
RTX Corp 5.15% 2/27/2033		186,000	194,065
RTX Corp 5.375% 2/27/2053		126,000	123,443
RTX Corp 6.4% 3/15/2054		100,000	111,988
Spirit AeroSystems Inc 4.6% 6/15/2028		100,000	100,523
Textron Inc 2.45% 3/15/2031		3,245,000	2,947,552
Textron Inc 3% 6/1/2030		550,000	522,068
Textron Inc 4.95% 3/15/2036		2,575,000	2,576,381
TransDigm Inc 6% 1/15/2033 (b)		615,000	628,840
TransDigm Inc 6.25% 1/31/2034 (b)		40,000	41,474
TransDigm Inc 6.375% 3/1/2029 (b)		830,000	854,900
TransDigm Inc 6.375% 5/31/2033 (b)		630,000	645,747
TransDigm Inc 6.625% 3/1/2032 (b)		610,000	634,018
TransDigm Inc 6.75% 1/31/2034 (b)		220,000	229,865
TransDigm Inc 6.75% 8/15/2028 (b)		100,000	102,000
TransDigm Inc 7.125% 12/1/2031 (b)		100,000	104,839
			113,708,040
Air Freight & Logistics - 0.0%
GXO Logistics Inc 6.25% 5/6/2029		800,000	840,179
Rand Parent LLC 8.5% 2/15/2030 (b)		305,000	314,728
			1,154,907
Building Products - 0.0%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		500,000	499,353
Builders FirstSource Inc 4.25% 2/1/2032 (b)		975,000	926,695
Builders FirstSource Inc 5% 3/1/2030 (b)		210,000	209,117
Builders FirstSource Inc 6.375% 3/1/2034 (b)		100,000	104,012
Builders FirstSource Inc 6.75% 5/15/2035 (b)		310,000	326,955
Carlisle Cos Inc 2.2% 3/1/2032		1,890,000	1,650,156
Carlisle Cos Inc 5.25% 9/15/2035		1,200,000	1,227,142
Carrier Global Corp 5.9% 3/15/2034		2,541,000	2,744,992
Carrier Global Corp 6.2% 3/15/2054		392,000	430,825
Cornerstone Building Brands Inc 9.5% 8/15/2029 (b)		18,000	14,453
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.375% 12/15/2030 (e)	EUR	100,000	120,952
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (b)		1,697,000	1,758,691
Griffon Corp 5.75% 3/1/2028		431,000	431,526
JELD-WEN Inc 4.875% 12/15/2027 (b)		1,077,000	924,935
JH North America Holdings Inc 6.125% 7/31/2032 (b)		310,000	317,775
Masterbrand Inc 7% 7/15/2032 (b)		505,000	520,986
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		515,000	526,100
Owens Corning 3.95% 8/15/2029		1,305,000	1,295,238
Standard Building Solutions Inc 6.25% 8/1/2033 (b)		125,000	128,205
Standard Building Solutions Inc 6.5% 8/15/2032 (b)		235,000	242,437
Standard Industries Inc/NY 3.375% 1/15/2031 (b)		412,000	377,999
Standard Industries Inc/NY 4.375% 7/15/2030 (b)		896,000	868,791
Standard Industries Inc/NY 4.75% 1/15/2028 (b)		3,618,000	3,608,029
			19,255,364
Commercial Services & Supplies - 0.0%
ACCO Brands Corp 4.25% 3/15/2029 (b)		462,000	418,825
ADT Security Corp/The 4.125% 8/1/2029 (b)		373,000	362,911
ADT Security Corp/The 4.875% 7/15/2032 (b)		263,000	254,934
Advocate Health & Hospitals Corp 3.387% 10/15/2049		510,000	376,843
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (b)		1,175,000	1,152,107
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (b)		805,000	832,043
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)		100,000	105,286
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		1,030,000	1,011,056
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		520,000	510,696
Artera Services LLC 8.5% 2/15/2031 (b)		645,000	557,568
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		195,000	191,228
Clean Harbors Inc 5.125% 7/15/2029 (b)		85,000	85,105
Clean Harbors Inc 5.75% 10/15/2033 (b)		130,000	132,869
Clean Harbors Inc 6.375% 2/1/2031 (b)		220,000	226,118
CoreCivic Inc 8.25% 4/15/2029		175,000	184,367
GEO Group Inc/The 10.25% 4/15/2031		55,000	60,351
GEO Group Inc/The 8.625% 4/15/2029		275,000	289,782
GFL Environmental Inc 4% 8/1/2028 (b)		345,000	338,246
GFL Environmental Inc 4.75% 6/15/2029 (b)		513,000	512,419
GFL Environmental Inc 6.75% 1/15/2031 (b)		1,197,000	1,256,638
Neptune Bidco US Inc 10.375% 5/15/2031 (b)		90,000	90,993
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		340,000	337,450
OT Midco Inc 10% 2/15/2030 (b)		55,000	21,796
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (b)		525,000	512,517
Rollins Inc 5.25% 2/24/2035		2,660,000	2,726,723
VT Topco Inc 8.5% 8/15/2030 (b)		285,000	296,796
Waste Pro USA Inc 7% 2/1/2033 (b)		180,000	187,219
Williams Scotsman Inc 4.625% 8/15/2028 (b)		120,000	118,538
Williams Scotsman Inc 6.625% 4/15/2030 (b)		240,000	247,822
Williams Scotsman Inc 6.625% 6/15/2029 (b)		800,000	825,413
Williams Scotsman Inc 7.375% 10/1/2031 (b)		260,000	270,858
			14,495,517
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (b)		695,000	714,418
Dycom Industries Inc 4.5% 4/15/2029 (b)		492,000	485,427
MasTec Inc 5.9% 6/15/2029		610,000	637,860
MasTec Inc 6.625% 8/15/2029 (b)		43,000	43,243
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (b)		900,000	956,195
Quanta Services Inc 4.5% 1/15/2031		415,000	416,749
Quanta Services Inc 4.75% 8/9/2027		1,040,000	1,050,678
Quanta Services Inc 5.25% 8/9/2034		479,000	495,504
			4,800,074
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/2027 (b)		31,000	30,788
EnerSys 6.625% 1/15/2032 (b)		230,000	239,021
Regal Rexnord Corp 6.05% 4/15/2028		500,000	517,497
Regal Rexnord Corp 6.4% 4/15/2033		49,000	52,839
Sensata Technologies BV 4% 4/15/2029 (b)		105,000	102,522
Vertiv Group Corp 4.125% 11/15/2028 (b)		195,000	193,311
WESCO Distribution Inc 6.375% 3/15/2029 (b)		840,000	867,869
WESCO Distribution Inc 6.375% 3/15/2033 (b)		285,000	298,072
WESCO Distribution Inc 6.625% 3/15/2032 (b)		1,070,000	1,122,312
WESCO Distribution Inc 7.25% 6/15/2028 (b)		1,025,000	1,040,383
			4,464,614
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (b)		68,000	65,913
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (b)		328,000	327,456
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (b)		235,000	239,986
Burlington Northern Santa Fe LLC 3.55% 2/15/2050		166,000	124,177
Burlington Northern Santa Fe LLC 4.375% 9/1/2042		73,000	65,901
Burlington Northern Santa Fe LLC 5.2% 4/15/2054		1,082,000	1,041,896
Burlington Northern Santa Fe LLC 5.4% 6/1/2041		150,000	153,560
Burlington Northern Santa Fe LLC 5.5% 3/15/2055		885,000	888,798
CSX Corp 6.15% 5/1/2037		1,475,000	1,637,770
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)		560,000	575,833
Norfolk Southern Corp 3.95% 10/1/2042		105,000	88,802
Norfolk Southern Corp 4.05% 8/15/2052		29,000	23,089
RXO Inc 7.5% 11/15/2027 (b)		150,000	152,813
Uber Technologies Inc 4.15% 1/15/2031		2,356,000	2,345,679
Uber Technologies Inc 4.8% 9/15/2034		4,265,000	4,288,884
Uber Technologies Inc 4.8% 9/15/2035		2,938,000	2,936,667
Uber Technologies Inc 5.35% 9/15/2054		90,000	87,123
Union Pacific Corp 3.6% 9/15/2037		1,015,000	911,437
XPO Inc 6.25% 6/1/2028 (b)		213,000	217,354
XPO Inc 7.125% 2/1/2032 (b)		850,000	898,129
XPO Inc 7.125% 6/1/2031 (b)		940,000	983,341
			18,054,608
Industrial Conglomerates - 0.0%
Honeywell International Inc 5.25% 3/1/2054		330,000	319,604
Machinery - 0.2%
Allison Transmission Inc 3.75% 1/30/2031 (b)		366,000	341,327
Allison Transmission Inc 4.75% 10/1/2027 (b)		7,000	6,988
Allison Transmission Inc 5.875% 12/1/2033 (b)		130,000	131,184
Allison Transmission Inc 5.875% 6/1/2029 (b)		361,000	366,357
Beach Acquisition Bidco LLC 5.3% 7/15/2032 (e)	EUR	100,000	118,835
Caterpillar Financial Services Corp 4.4% 10/15/2027		4,000,000	4,046,121
Chart Industries Inc 7.5% 1/1/2030 (b)		959,000	999,220
Eaton Corp 4.15% 11/2/2042		73,000	64,553
Enpro Inc 6.125% 6/1/2033 (b)		185,000	191,105
Esab Corp 6.25% 4/15/2029 (b)		443,000	456,376
Flowserve Corp 2.8% 1/15/2032		405,000	363,958
Hillenbrand Inc 3.75% 3/1/2031		291,000	291,125
IDEX Corp 4.95% 9/1/2029		2,190,000	2,242,798
Oregon Tool Lux LP 7.875% 10/15/2029 (b)(i)		298,350	128,291
Parker-Hannifin Corp 4.25% 9/15/2027		160,000	161,084
Pentair Finance Sarl 4.5% 7/1/2029		9,495,000	9,558,983
Terex Corp 5% 5/15/2029 (b)		200,000	198,696
Terex Corp 6.25% 10/15/2032 (b)		265,000	270,556
Trinity Industries Inc 7.75% 7/15/2028 (b)		325,000	338,427
Wabash National Corp 4.5% 10/15/2028 (b)		295,000	270,026
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026		1,490,000	1,481,065
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (g)		10,335,000	10,460,872
			32,487,947
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)		80,000	81,897
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (b)		95,000	99,241
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031		297,042	286,856
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)		90,337	90,495
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		2,515,520	2,545,128
Delta Air Lines 1991 Series J Pass Through Trust equipment trust certificate 2% 12/10/2029		213,814	205,300
JetBlue 2020-1 Class A Pass Through Trust 4% 5/15/2034		134,563	127,643
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)		355,000	350,651
JetBlue Airways Corp equipment trust certificate 2.75% 11/15/2033		1,295,216	1,158,511
Southwest Airlines Co 4.375% 11/15/2028		1,035,000	1,035,018
Southwest Airlines Co 5.125% 6/15/2027		5,340,000	5,399,971
Spirit Airlines Pass Through Trust 2015-1A equipment trust certificate 4.1% 10/1/2029		490,805	469,852
United Airlines 2014-2 Class B Pass Through Trust equipment trust certificate 3.75% 3/3/2028		141,165	140,439
United Airlines 2018-1 Class AA Pass Through Trust 3.5% 9/1/2031		743,631	718,814
United Airlines 2019-2 Class AA Pass Through Trust 2.7% 11/1/2033		365,681	336,512
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037		2,201,812	2,323,874
United Airlines 2024-1 Class A Pass Through Trust equipment trust certificate 5.45% 8/15/2038		594,761	616,382
United Airlines Inc 4.375% 4/15/2026 (b)		1,715,000	1,712,838
United Airlines Inc 4.625% 4/15/2029 (b)		905,000	900,421
			18,599,843
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (b)		185,000	194,186
Booz Allen Hamilton Inc 3.875% 9/1/2028 (b)		466,000	458,525
CACI International Inc 6.375% 6/15/2033 (b)		240,000	250,201
Equifax Inc 2.35% 9/15/2031		250,000	222,513
Equifax Inc 4.8% 9/15/2029		4,000,000	4,065,195
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (b)		60,000	55,905
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (b)		283,000	280,207
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (b)		125,000	124,849
Leidos Inc 5.4% 3/15/2032		987,000	1,030,969
Paychex Inc 5.1% 4/15/2030		440,000	452,178
Paychex Inc 5.35% 4/15/2032		613,000	637,506
Paychex Inc 5.6% 4/15/2035		480,000	504,239
Science Applications International Corp 5.875% 11/1/2033 (b)		385,000	383,511
TriNet Group Inc 3.5% 3/1/2029 (b)		165,000	155,693
TriNet Group Inc 7.125% 8/15/2031 (b)		265,000	274,244
Verisk Analytics Inc 4.5% 8/15/2030		1,182,000	1,191,574
Verisk Analytics Inc 5.125% 2/15/2036		2,657,000	2,695,062
			12,976,557
Trading Companies & Distributors - 0.0%
Air Lease Corp 5.3% 6/25/2026		3,000,000	3,017,887
Air Lease Corp 5.85% 12/15/2027		970,000	998,230
Alta Equipment Group Inc 9% 6/1/2029 (b)		1,020,000	904,348
Dcli Bidco LLC 7.75% 11/15/2029 (b)		1,075,000	1,056,981
Ferguson Enterprises Inc 5% 10/3/2034		840,000	852,225
FTAI Aviation Investors LLC 5.875% 4/15/2033 (b)		180,000	182,251
FTAI Aviation Investors LLC 7% 5/1/2031 (b)		100,000	104,755
FTAI Aviation Investors LLC 7% 6/15/2032 (b)		230,000	241,224
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)		140,000	149,052
Herc Holdings Inc 5.5% 7/15/2027 (b)		397,000	396,948
Herc Holdings Inc 6.625% 6/15/2029 (b)		150,000	155,564
Herc Holdings Inc 7% 6/15/2030 (b)		1,356,000	1,423,437
Herc Holdings Inc 7.25% 6/15/2033 (b)		595,000	629,896
QXO Building Products Inc 6.75% 4/30/2032 (b)		180,000	187,977
United Rentals North America Inc 3.75% 1/15/2032		1,085,000	1,019,388
United Rentals North America Inc 3.875% 2/15/2031		300,000	286,790
United Rentals North America Inc 4% 7/15/2030		195,000	188,366
United Rentals North America Inc 4.875% 1/15/2028		1,800,000	1,799,751
United Rentals North America Inc 5.375% 11/15/2033 (b)		130,000	130,299
United Rentals North America Inc 6.125% 3/15/2034 (b)		1,180,000	1,232,392
			14,957,761
Transportation Infrastructure - 0.0%
Star Leasing Co LLC 7.625% 2/15/2030 (b)		3,060,000	2,923,355
TOTAL INDUSTRIALS			258,198,191

Information Technology - 0.6%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (b)		64,000	63,889
CommScope LLC 9.5% 12/15/2031 (b)		170,000	172,458
CommScope Technologies LLC 5% 3/15/2027 (b)		43,000	42,945
Motorola Solutions Inc 2.3% 11/15/2030		87,000	78,914
Motorola Solutions Inc 4.6% 2/23/2028		1,075,000	1,086,135
Motorola Solutions Inc 5.4% 4/15/2034		1,875,000	1,939,778
Motorola Solutions Inc 5.55% 8/15/2035		181,000	188,778
Motorola Solutions Inc 5.6% 6/1/2032		803,000	846,246
Viasat Inc 5.625% 4/15/2027 (b)		100,000	100,102
			4,519,245
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.8% 2/15/2030		1,225,000	1,164,352
Amphenol Corp 5.3% 11/15/2055		468,000	455,900
Arrow Electronics Inc 5.15% 8/21/2029		4,000,000	4,098,847
Coherent Corp 5% 12/15/2029 (b)		883,000	875,081
Corning Inc 5.35% 11/15/2048		146,000	143,694
Dell International LLC / EMC Corp 4.15% 2/15/2029		2,377,000	2,373,776
Dell International LLC / EMC Corp 4.5% 2/15/2031		6,241,000	6,241,563
Dell International LLC / EMC Corp 4.75% 10/6/2032		3,136,000	3,144,377
Dell International LLC / EMC Corp 5% 4/1/2030		1,750,000	1,793,735
Dell International LLC / EMC Corp 5.1% 2/15/2036		5,100,000	5,093,137
Imola Merger Corp 4.75% 5/15/2029 (b)		677,000	668,704
Insight Enterprises Inc 6.625% 5/15/2032 (b)		440,000	450,454
Lightning Power LLC 7.25% 8/15/2032 (b)		295,000	313,047
Sensata Technologies Inc 3.75% 2/15/2031 (b)		156,000	145,884
Sensata Technologies Inc 4.375% 2/15/2030 (b)		225,000	219,191
Sensata Technologies Inc 6.625% 7/15/2032 (b)		600,000	627,227
TD SYNNEX Corp 1.75% 8/9/2026		6,930,000	6,811,586
TD SYNNEX Corp 4.3% 1/17/2029		3,305,000	3,303,744
TD SYNNEX Corp 6.1% 4/12/2034		300,000	318,670
TTM Technologies Inc 4% 3/1/2029 (b)		265,000	256,668
			38,499,637
IT Services - 0.1%
Accenture Capital Inc 4.25% 10/4/2031		3,330,000	3,338,057
ASGN Inc 4.625% 5/15/2028 (b)		265,000	259,623
CDW LLC / CDW Finance Corp 3.276% 12/1/2028		740,000	715,514
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		5,670,000	5,791,629
Cogent Communications Group LLC / Cogent Finance Inc 6.5% 7/1/2032 (b)		100,000	91,134
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		320,000	316,917
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		75,000	74,283
CoreWeave Inc 9% 2/1/2031 (b)		885,000	800,831
CoreWeave Inc 9.25% 6/1/2030 (b)		1,380,000	1,273,196
Gartner Inc 3.625% 6/15/2029 (b)		5,436,000	5,220,692
Gartner Inc 3.75% 10/1/2030 (b)		432,000	409,750
Gartner Inc 4.5% 7/1/2028 (b)		2,754,000	2,744,209
Gartner Inc 4.95% 3/20/2031		3,300,000	3,325,213
Genpact Luxembourg SARL/Genpact USA Inc 1.75% 4/10/2026		960,000	951,300
Genpact Luxembourg SARL/Genpact USA Inc 6% 6/4/2029		2,875,000	2,999,354
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		465,000	445,008
			28,756,710
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology Inc 5.875% 10/1/2033 (b)		145,000	147,612
Broadcom Inc 1.95% 2/15/2028		1,620,000	1,553,404
Broadcom Inc 2.45% 2/15/2031		15,176,000	13,950,360
Broadcom Inc 2.6% 2/15/2033		6,229,000	5,537,577
Broadcom Inc 3.137% 11/15/2035 (b)		4,483,000	3,926,385
Broadcom Inc 3.187% 11/15/2036 (b)		4,812,000	4,155,615
Broadcom Inc 3.419% 4/15/2033		983,000	921,176
Broadcom Inc 3.469% 4/15/2034		4,325,000	3,989,882
Broadcom Inc 3.5% 2/15/2041		11,980,000	9,955,738
Broadcom Inc 4% 4/15/2029 (b)		2,785,000	2,781,032
Broadcom Inc 4.15% 2/15/2028		4,046,000	4,065,547
Broadcom Inc 4.15% 4/15/2032 (b)		806,000	795,627
Broadcom Inc 4.3% 11/15/2032		4,255,000	4,232,406
Broadcom Inc 4.35% 2/15/2030		8,740,000	8,814,489
Broadcom Inc 4.55% 2/15/2032		194,000	196,294
Broadcom Inc 4.6% 7/15/2030		1,400,000	1,426,712
Broadcom Inc 4.8% 10/15/2034		655,000	664,141
Broadcom Inc 4.9% 2/15/2038		640,000	638,799
Broadcom Inc 4.9% 7/15/2032		4,755,000	4,892,641
Broadcom Inc 4.926% 5/15/2037 (b)		606,000	609,074
Broadcom Inc 5.05% 4/15/2030		720,000	745,642
Broadcom Inc 5.05% 7/12/2027		600,000	610,209
Broadcom Inc 5.05% 7/12/2029		6,747,000	6,971,814
Broadcom Inc 5.15% 11/15/2031		470,000	490,429
Broadcom Inc 5.2% 4/15/2032		1,837,000	1,920,386
Entegris Inc 3.625% 5/1/2029 (b)		329,000	313,896
Entegris Inc 4.375% 4/15/2028 (b)		245,000	242,620
Entegris Inc 4.75% 4/15/2029 (b)		100,000	99,805
Entegris Inc 5.95% 6/15/2030 (b)		838,000	857,873
Foundry JV Holdco LLC 5.5% 1/25/2031 (b)		3,535,000	3,676,102
Foundry JV Holdco LLC 5.9% 1/25/2033 (b)		966,000	1,020,225
Foundry JV Holdco LLC 6.15% 1/25/2032 (b)		1,600,000	1,709,809
Foundry JV Holdco LLC 6.2% 1/25/2037 (b)		634,000	675,908
Foundry JV Holdco LLC 6.25% 1/25/2035 (b)		595,000	637,076
Intel Corp 1.6% 8/12/2028		2,000,000	1,873,138
Intel Corp 2% 8/12/2031		1,050,000	924,703
Intel Corp 2.8% 8/12/2041		390,000	276,698
Intel Corp 3.25% 11/15/2049		1,355,000	891,744
Intel Corp 4.1% 5/11/2047		400,000	309,658
Intel Corp 4.9% 8/5/2052		215,000	183,344
Intel Corp 5.7% 2/10/2053		375,000	359,475
KLA Corp 3.3% 3/1/2050		252,000	179,412
KLA Corp 4.65% 7/15/2032		130,000	132,820
Marvell Technology Inc 4.75% 7/15/2030		145,000	147,155
Marvell Technology Inc 5.45% 7/15/2035		613,000	633,486
Marvell Technology Inc 5.75% 2/15/2029		1,467,000	1,533,134
ON Semiconductor Corp 3.875% 9/1/2028 (b)		321,000	312,922
Qnity Electronics Inc 5.75% 8/15/2032 (b)		850,000	872,373
Qnity Electronics Inc 6.25% 8/15/2033 (b)		205,000	212,448
Synaptics Inc 4% 6/15/2029 (b)		290,000	278,608
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(d)		58,732	64,311
			102,411,734
Software - 0.2%
AppLovin Corp 5.125% 12/1/2029		5,323,000	5,444,965
AppLovin Corp 5.375% 12/1/2031		13,755,000	14,310,347
AppLovin Corp 5.95% 12/1/2054		1,480,000	1,487,896
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (b)		100,000	85,240
Clarivate Science Holdings Corp 3.875% 7/1/2028 (b)		492,000	476,449
Cloud Software Group Inc 9% 9/30/2029 (b)		300,000	309,460
Crowdstrike Holdings Inc 3% 2/15/2029		200,000	191,572
Elastic NV 4.125% 7/15/2029 (b)		780,000	752,238
Ellucian Holdings Inc 6.5% 12/1/2029 (b)		60,000	60,818
Fair Isaac Corp 4% 6/15/2028 (b)		500,000	492,858
Fair Isaac Corp 6% 5/15/2033 (b)		435,000	447,115
Fiserv Funding ULC 3.5% 6/15/2032	EUR	410,000	469,901
Gen Digital Inc 6.25% 4/1/2033 (b)		590,000	607,128
Gen Digital Inc 6.75% 9/30/2027 (b)		100,000	101,969
Intuit Inc 1.35% 7/15/2027		200,000	192,402
Intuit Inc 5.2% 9/15/2033		490,000	514,621
McAfee Corp 7.375% 2/15/2030 (b)		100,000	87,256
Microsoft Corp 2.921% 3/17/2052		1,384,000	940,828
NCR Voyix Corp 5% 10/1/2028 (b)		422,000	418,899
NCR Voyix Corp 5.125% 4/15/2029 (b)		245,000	242,714
Oracle Corp 2.3% 3/25/2028		1,500,000	1,430,930
Oracle Corp 3.6% 4/1/2050		540,000	357,204
Oracle Corp 3.65% 3/25/2041		255,000	194,010
Oracle Corp 3.8% 11/15/2037		725,000	602,995
Oracle Corp 3.95% 3/25/2051		47,000	32,706
Oracle Corp 4.1% 3/25/2061		429,000	289,697
Oracle Corp 4.125% 5/15/2045		1,025,000	773,029
Oracle Corp 4.2% 9/27/2029		8,000,000	7,894,048
Oracle Corp 4.375% 5/15/2055		1,356,000	993,222
Oracle Corp 4.45% 9/26/2030		3,888,000	3,831,128
Oracle Corp 4.8% 8/3/2028		13,720,000	13,854,494
Oracle Corp 4.8% 9/26/2032		2,982,000	2,931,617
Oracle Corp 5.2% 9/26/2035		10,350,000	10,141,864
Oracle Corp 5.375% 9/27/2054		31,000	26,479
Oracle Corp 5.875% 9/26/2045		2,619,000	2,469,498
Oracle Corp 5.95% 9/26/2055		6,875,000	6,442,123
Oracle Corp 6% 8/3/2055		3,122,000	2,900,623
Oracle Corp 6.1% 9/26/2065		3,028,000	2,819,885
Oracle Corp 6.125% 8/3/2065		1,194,000	1,113,846
RingCentral Inc 8.5% 8/15/2030 (b)		378,000	402,219
Roper Technologies Inc 1.75% 2/15/2031		200,000	175,408
Roper Technologies Inc 4.45% 9/15/2030		285,000	286,591
Roper Technologies Inc 4.75% 2/15/2032		160,000	162,275
Roper Technologies Inc 4.9% 10/15/2034		630,000	632,679
Salesforce Inc 2.7% 7/15/2041		480,000	352,716
Servicenow Inc 1.4% 9/1/2030		1,005,000	886,648
SS&C Technologies Inc 5.5% 9/30/2027 (b)		976,000	975,843
Synopsys Inc 4.85% 4/1/2030		7,000,000	7,151,019
Synopsys Inc 5% 4/1/2032		3,700,000	3,795,960
Synopsys Inc 5.7% 4/1/2055		750,000	751,824
VMware LLC 1.8% 8/15/2028		2,360,000	2,227,167
VMware LLC 3.9% 8/21/2027		500,000	499,153
Workday Inc 3.5% 4/1/2027		405,000	402,116
Workday Inc 3.7% 4/1/2029		1,400,000	1,382,066
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		260,000	273,568
			107,091,326
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 2.65% 2/8/2051		1,211,000	773,711
Apple Inc 2.7% 8/5/2051		775,000	497,441
Apple Inc 3.25% 2/23/2026		330,000	329,474
Apple Inc 3.75% 11/13/2047		29,000	23,509
Seagate Data Storage Technology Pte Ltd 3.125% 7/15/2029 (b)		64,000	55,548
Seagate Data Storage Technology Pte Ltd 4.091% 6/1/2029 (b)		106,000	103,404
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (b)		106,000	100,579
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)		125,000	128,712
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (b)		888,000	943,367
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (b)		12,000	12,783
Seagate Data Storage Technology Pte Ltd 9.625% 12/1/2032 (b)		115,000	130,791
Xerox Corp 13.5% 4/15/2031 (b)		62,000	57,311
Xerox Holdings Corp 8.875% 11/30/2029 (b)		180,000	66,058
			3,222,688
TOTAL INFORMATION TECHNOLOGY			284,501,340

Materials - 0.3%
Chemicals - 0.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		158,015	137,868
Avient Corp 7.125% 8/1/2030 (b)		342,000	353,103
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (b)		240,000	239,988
Axalta Coating Systems LLC 3.375% 2/15/2029 (b)		385,000	371,850
Celanese US Holdings LLC 6.5% 4/15/2030		215,000	214,660
Celanese US Holdings LLC 6.75% 4/15/2033		495,000	492,619
Celanese US Holdings LLC 6.85% 11/15/2028 (d)		4,508,000	4,659,956
Celanese US Holdings LLC 6.879% 7/15/2032 (d)		400,000	408,085
Celanese US Holdings LLC 7.05% 11/15/2030 (d)		3,406,000	3,530,622
Celanese US Holdings LLC 7.2% 11/15/2033 (d)		1,991,000	2,079,305
CF Industries Inc 4.95% 6/1/2043		422,000	382,768
CF Industries Inc 5.3% 11/26/2035		1,640,000	1,651,821
Chemours Co/The 4.625% 11/15/2029 (b)		595,000	531,510
Chemours Co/The 5.75% 11/15/2028 (b)		603,000	585,241
DuPont de Nemours Inc 4.725% 11/15/2028 (b)		2,423,000	2,454,744
DuPont de Nemours Inc 5.319% 11/15/2038		121,000	123,351
DuPont de Nemours Inc 5.419% 11/15/2048		115,000	109,544
EIDP Inc 4.8% 5/15/2033		255,000	256,258
Element Solutions Inc 3.875% 9/1/2028 (b)		186,000	181,875
International Flavors & Fragrances Inc 2.3% 11/1/2030 (b)		3,430,000	3,093,652
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (b)		125,000	122,102
LSB Industries Inc 6.25% 10/15/2028 (b)		120,000	119,399
LYB International Finance III LLC 3.375% 10/1/2040		315,000	232,454
Methanex US Operations Inc 6.25% 3/15/2032 (b)		215,000	220,753
Olin Corp 5% 2/1/2030		65,000	63,881
Olin Corp 6.625% 4/1/2033 (b)		290,000	288,063
Olympus Water US Holding Corp 6.125% 2/15/2033 (e)	EUR	100,000	114,328
Olympus Water US Holding Corp 6.25% 10/1/2029 (b)		200,000	193,242
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)		190,000	190,817
Scotts Miracle-Gro Co/The 4% 4/1/2031		2,921,000	2,730,601
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		625,000	584,371
Scotts Miracle-Gro Co/The 4.5% 10/15/2029		585,000	572,817
Scotts Miracle-Gro Co/The 5.25% 12/15/2026		59,000	58,912
Solstice Advanced Materials Inc 5.625% 9/30/2033 (b)		850,000	854,651
Tronox Inc 4.625% 3/15/2029 (b)		100,000	64,595
WR Grace Holdings LLC 4.875% 6/15/2027 (b)		281,000	278,428
WR Grace Holdings LLC 5.625% 8/15/2029 (b)		95,000	89,432
WR Grace Holdings LLC 6.625% 8/15/2032 (b)		285,000	282,903
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		195,000	198,157
			29,118,726
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028 (b)		3,000,000	3,037,102
Amrize Finance US LLC 4.95% 4/7/2030 (b)		8,000,000	8,207,466
Global Infrastructure Solutions Inc 5.625% 6/1/2029 (b)		598,000	600,010
Knife River Corp 7.75% 5/1/2031 (b)		357,000	375,469
Martin Marietta Materials Inc 2.4% 7/15/2031		1,100,000	995,451
Martin Marietta Materials Inc 5.15% 12/1/2034		1,445,000	1,484,523
Quikrete Holdings Inc 6.375% 3/1/2032 (b)		2,380,000	2,471,380
Quikrete Holdings Inc 6.75% 3/1/2033 (b)		240,000	249,897
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (b)		565,000	566,275
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		345,000	366,167
VM Consolidated Inc 5.5% 4/15/2029 (b)		180,000	179,871
			18,533,611
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 5.1% 3/17/2030		500,000	513,132
Amcor Flexibles North America Inc 5.5% 3/17/2035		65,000	67,406
Ardagh Group SA 12% 12/1/2030 pay-in-kind (b)(g)		834,000	754,770
Ardagh Group SA 12% 12/1/2030 pay-in-kind (d)(e)	EUR	113,000	121,142
Ardagh Group SA 9.5% 12/1/2030 (b)		481,000	518,455
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		280,000	269,568
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		210,000	195,455
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (b)(f)		200,000	203,476
Ball Corp 2.875% 8/15/2030		60,000	55,324
Ball Corp 3.125% 9/15/2031		410,000	376,377
Ball Corp 5.5% 9/15/2033		1,405,000	1,431,456
Ball Corp 6% 6/15/2029		2,234,000	2,299,246
Berry Global Inc 1.57% 1/15/2026		1,675,000	1,669,322
Berry Global Inc 4.875% 7/15/2026 (b)		1,794,000	1,794,460
Berry Global Inc 5.5% 4/15/2028		4,810,000	4,948,277
Berry Global Inc 5.65% 1/15/2034		2,000,000	2,096,737
Berry Global Inc 5.8% 6/15/2031		6,820,000	7,221,368
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)		1,005,000	1,014,059
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)		300,000	304,593
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		1,935,000	1,938,036
Crown Americas LLC 5.875% 6/1/2033 (b)		440,000	450,447
Graphic Packaging International LLC 3.5% 3/1/2029 (b)		175,000	166,887
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		160,000	151,522
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		455,000	462,691
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (b)		442,000	428,740
Mauser Packaging Solutions Holding Co 9.25% 4/15/2030 (b)		400,000	380,000
Owens-Brockway Glass Container Inc 6.625% 5/13/2027 (b)		251,000	251,480
Packaging Corp of America 3.05% 10/1/2051		108,000	71,304
Sealed Air Corp 1.573% 10/15/2026 (b)		2,750,000	2,682,216
Sealed Air Corp 4% 12/1/2027 (b)		244,000	242,934
Sealed Air Corp 5% 4/15/2029 (b)		40,000	40,279
Sealed Air Corp 6.5% 7/15/2032 (b)		260,000	269,122
Sealed Air Corp 6.875% 7/15/2033 (b)		60,000	63,168
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		440,000	447,429
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (b)		145,000	151,000
Sonoco Products Co 3.125% 5/1/2030		802,000	760,391
TriMas Corp 4.125% 4/15/2029 (b)		266,000	261,011
			35,073,280
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)		110,000	107,716
Alumina Pty Ltd 6.375% 9/15/2032 (b)		575,000	598,601
Arsenal AIC Parent LLC 11.5% 10/1/2031 (b)		995,000	1,097,697
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (b)		162,000	162,352
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)		194,000	189,525
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		110,000	104,373
Cleveland-Cliffs Inc 6.75% 4/15/2030 (b)		325,000	332,013
Cleveland-Cliffs Inc 6.875% 11/1/2029 (b)		1,040,000	1,070,007
Cleveland-Cliffs Inc 7% 3/15/2032 (b)		105,000	107,630
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)		510,000	526,009
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)		330,000	345,128
Cleveland-Cliffs Inc 7.625% 1/15/2034 (b)		130,000	134,891
Commercial Metals Co 3.875% 2/15/2031		235,000	222,303
Commercial Metals Co 4.375% 3/15/2032		110,000	105,414
Commercial Metals Co 5.75% 11/15/2033 (b)		475,000	485,749
Commercial Metals Co 6% 12/15/2035 (b)		385,000	392,189
Freeport-McMoRan Inc 4.125% 3/1/2028		960,000	957,131
Freeport-McMoRan Inc 4.375% 8/1/2028		6,105,000	6,095,089
Freeport-McMoRan Inc 4.625% 8/1/2030		824,000	828,446
Freeport-McMoRan Inc 5.25% 9/1/2029		305,000	309,995
Hecla Mining Co 7.25% 2/15/2028		429,000	431,112
Kaiser Aluminum Corp 5.875% 3/1/2034 (b)		155,000	154,488
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034		11,260,000	11,811,941
Newmont Corp 5.45% 6/9/2044		185,000	186,570
Novelis Corp 3.875% 8/15/2031 (b)		162,000	147,793
Novelis Corp 4.75% 1/30/2030 (b)		100,000	96,210
Novelis Corp 6.375% 8/15/2033 (b)		720,000	726,544
Novelis Corp 6.875% 1/30/2030 (b)		700,000	725,353
Nucor Corp 2.7% 6/1/2030		1,090,000	1,025,225
Reliance Inc 2.15% 8/15/2030		2,150,000	1,948,399
Steel Dynamics Inc 3.45% 4/15/2030		8,400,000	8,126,642
United States Steel Corp 6.875% 3/1/2029		167,000	168,393
			39,720,928
Paper & Forest Products - 0.0%
Magnera Corp 4.75% 11/15/2029 (b)		100,000	90,450
TOTAL MATERIALS			122,536,995

Real Estate - 0.7%
Diversified REITs - 0.2%
American Assets Trust LP 3.375% 2/1/2031		3,370,000	3,087,371
Broadstone Net Lease LLC 5% 11/1/2032		1,465,000	1,468,437
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034		566,000	589,017
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032		3,749,000	3,386,302
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030		414,000	401,196
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031		1,772,000	1,696,851
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033		1,345,000	1,350,120
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029		822,000	837,012
GLP Capital LP / GLP Financing II Inc 5.75% 6/1/2028		3,695,000	3,793,909
Piedmont Operating Partnership LP 2.75% 4/1/2032		1,374,000	1,178,689
Safehold GL Holdings LLC 2.8% 6/15/2031		146,000	134,512
Store Capital LLC 2.75% 11/18/2030		1,957,000	1,786,077
Store Capital LLC 4.625% 3/15/2029		2,475,000	2,466,899
Store Capital LLC 5.4% 4/30/2030 (b)		1,091,000	1,113,988
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		200,000	197,148
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)		4,237,000	4,152,769
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (b)		305,000	295,899
Vici Properties LP / Vici Note Co Inc 4.5% 1/15/2028 (b)		162,000	162,349
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)		1,833,000	1,822,858
VICI Properties LP 4.75% 2/15/2028		7,560,000	7,636,954
VICI Properties LP 4.75% 4/1/2028		1,384,000	1,399,189
VICI Properties LP 4.95% 2/15/2030		7,365,000	7,452,887
VICI Properties LP 5.125% 11/15/2031		1,677,000	1,700,538
VICI Properties LP 5.125% 5/15/2032		6,299,000	6,353,266
VICI Properties LP 5.75% 4/1/2034		855,000	887,319
Vornado Realty LP 2.15% 6/1/2026		1,762,000	1,738,415
Vornado Realty LP 3.4% 6/1/2031		6,373,000	5,764,795
WP Carey Inc 2.25% 4/1/2033		3,969,000	3,356,009
WP Carey Inc 2.4% 2/1/2031		2,070,000	1,863,413
			68,074,188
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033		1,145,000	941,792
Alexandria Real Estate Equities Inc 2.75% 12/15/2029		1,990,000	1,871,916
Alexandria Real Estate Equities Inc 2.95% 3/15/2034		1,105,000	953,286
Alexandria Real Estate Equities Inc 3.375% 8/15/2031		190,000	178,313
Alexandria Real Estate Equities Inc 4.7% 7/1/2030		1,600,000	1,615,847
Alexandria Real Estate Equities Inc 5.15% 4/15/2053		31,000	27,405
Alexandria Real Estate Equities Inc 5.5% 10/1/2035		4,230,000	4,317,166
Diversified Healthcare Trust 4.375% 3/1/2031		350,000	308,046
Diversified Healthcare Trust 4.75% 2/15/2028		2,292,000	2,198,337
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,715,000	1,625,059
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,311,000	2,296,634
Healthcare Realty Holdings LP 3.625% 1/15/2028		1,692,000	1,668,621
Healthpeak OP LLC 3% 1/15/2030		1,625,000	1,541,069
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,075,000	788,133
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,375,000	1,328,867
MPT Operating Partnership LP / MPT Finance Corp 7% 2/15/2032 (e)	EUR	100,000	120,534
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		75,000	79,259
Omega Healthcare Investors Inc 3.25% 4/15/2033		5,599,000	4,992,130
Omega Healthcare Investors Inc 3.375% 2/1/2031		2,682,000	2,503,897
Omega Healthcare Investors Inc 3.625% 10/1/2029		7,647,000	7,377,949
Omega Healthcare Investors Inc 4.75% 1/15/2028		7,569,000	7,634,062
Ventas Realty LP 3.85% 4/1/2027		500,000	498,447
Ventas Realty LP 4.75% 11/15/2030		13,000,000	13,212,933
Ventas Realty LP 5.625% 7/1/2034		233,000	244,290
Welltower OP LLC 2.7% 2/15/2027		2,590,000	2,553,954
Welltower OP LLC 2.75% 1/15/2031		8,865,000	8,267,638
Welltower OP LLC 4.5% 7/1/2030		2,300,000	2,330,698
			71,476,282
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)		275,000	266,938
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)		210,000	214,397
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (b)		100,000	98,647
RHP Hotel Properties LP / RHP Finance Corp 4.75% 10/15/2027		223,000	222,484
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)		1,995,000	2,067,632
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)		135,000	140,288
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (b)		374,000	385,837
RLJ Lodging Trust LP 4% 9/15/2029 (b)		100,000	94,500
Service Properties Trust 4.375% 2/15/2030		200,000	164,536
			3,655,259
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		894,000	821,445
LXP Industrial Trust 6.75% 11/15/2028		113,000	120,177
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	265,000	304,195
Prologis LP 1.75% 7/1/2030		143,000	128,599
Prologis LP 2.125% 10/15/2050		43,000	23,656
Prologis LP 3% 4/15/2050		150,000	100,720
Prologis LP 4.75% 6/15/2033		165,000	167,643
			1,666,435
Office REITs - 0.0%
COPT Defense Properties LP 2% 1/15/2029		600,000	559,242
COPT Defense Properties LP 2.25% 3/15/2026		1,775,000	1,763,748
COPT Defense Properties LP 2.75% 4/15/2031		6,209,000	5,649,721
COPT Defense Properties LP 2.9% 12/1/2033		490,000	420,094
COPT Defense Properties LP 4.5% 10/15/2030		916,000	912,283
Hudson Pacific Properties LP 3.25% 1/15/2030		1,772,000	1,492,291
Hudson Pacific Properties LP 3.95% 11/1/2027		815,000	777,232
Hudson Pacific Properties LP 4.65% 4/1/2029		10,503,000	9,668,012
			21,242,623
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		5,608,000	5,539,238
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,707,000	1,640,874
Brandywine Operating Partnership LP 8.3% 3/15/2028		6,570,000	6,927,836
Brandywine Operating Partnership LP 8.875% 4/12/2029		4,381,000	4,744,973
Cushman & Wakefield US Borrower LLC 8.875% 9/1/2031 (b)		100,000	107,217
Essex Portfolio LP 1.7% 3/1/2028		515,000	488,363
Essex Portfolio LP 2.65% 3/15/2032		115,000	103,085
Essex Portfolio LP 5.5% 4/1/2034		525,000	547,749
Extra Space Storage LP 2.2% 10/15/2030		3,399,000	3,071,118
Extra Space Storage LP 3.9% 4/1/2029		610,000	602,975
Extra Space Storage LP 5.4% 6/15/2035		183,000	188,509
Extra Space Storage LP 5.5% 7/1/2030		1,458,000	1,524,261
Five Point Operating Co LP 8% 10/1/2030 (b)		370,000	386,289
Host Hotels & Resorts LP 2.9% 12/15/2031		840,000	756,033
Host Hotels & Resorts LP 3.5% 9/15/2030		1,750,000	1,662,699
Host Hotels & Resorts LP 5.7% 7/1/2034		750,000	775,995
Howard Hughes Corp/The 4.125% 2/1/2029 (b)		300,000	291,229
Howard Hughes Corp/The 4.375% 2/1/2031 (b)		455,000	434,692
Howard Hughes Corp/The 5.375% 8/1/2028 (b)		850,000	851,612
Tanger Properties LP 2.75% 9/1/2031		4,140,000	3,751,484
Tanger Properties LP 3.125% 9/1/2026		3,497,000	3,466,591
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		1,250,000	1,255,673
Taylor Morrison Communities Inc 5.75% 1/15/2028 (b)		135,000	137,908
Taylor Morrison Communities Inc 5.75% 11/15/2032 (b)		335,000	345,292
			39,601,695
Residential REITs - 0.0%
American Homes 4 Rent LP 2.375% 7/15/2031		704,000	629,488
American Homes 4 Rent LP 3.375% 7/15/2051		1,089,000	747,770
American Homes 4 Rent LP 3.625% 4/15/2032		2,835,000	2,678,134
Camden Property Trust 3.15% 7/1/2029		146,000	141,130
Invitation Homes Operating Partnership LP 2% 8/15/2031		1,731,000	1,508,609
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		4,260,000	4,137,151
Invitation Homes Operating Partnership LP 4.95% 1/15/2033		1,870,000	1,892,665
Sun Communities Operating LP 2.3% 11/1/2028		1,550,000	1,473,450
Sun Communities Operating LP 2.7% 7/15/2031		11,527,000	10,512,082
UDR Inc 5.125% 9/1/2034		515,000	525,835
			24,246,314
Retail REITs - 0.2%
Brixmor Operating Partnership LP 2.25% 4/1/2028		3,700,000	3,547,293
Brixmor Operating Partnership LP 2.5% 8/16/2031		4,020,000	3,615,348
Brixmor Operating Partnership LP 4.05% 7/1/2030		12,288,000	12,127,457
Brixmor Operating Partnership LP 4.125% 5/15/2029		6,724,000	6,691,020
Brixmor Operating Partnership LP 4.125% 6/15/2026		2,625,000	2,623,190
Brixmor Operating Partnership LP 5.75% 2/15/2035		145,000	152,790
Kimco Realty OP LLC 1.9% 3/1/2028		3,540,000	3,378,194
Kimco Realty OP LLC 3.2% 4/1/2032		1,340,000	1,252,212
Kimco Realty OP LLC 4.6% 2/1/2033		3,535,000	3,541,391
Kite Realty Group Trust 4.75% 9/15/2030		10,799,000	10,906,485
NNN REIT Inc 3.5% 4/15/2051		310,000	220,659
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		1,063,000	1,118,269
Realty Income Corp 2.7% 2/15/2032		7,532,000	6,816,583
Realty Income Corp 2.85% 12/15/2032		580,000	522,041
Realty Income Corp 3.1% 12/15/2029		6,235,000	6,003,123
Realty Income Corp 3.375% 6/20/2031	EUR	215,000	249,802
Realty Income Corp 3.4% 1/15/2028		3,460,000	3,423,350
Realty Income Corp 3.4% 1/15/2030		1,460,000	1,421,192
Regency Centers LP 3.7% 6/15/2030		177,000	173,582
Simon Property Group LP 2.45% 9/13/2029		1,975,000	1,866,600
Simon Property Group LP 3.25% 9/13/2049		168,000	117,746
			69,768,327
Specialized REITs - 0.0%
American Tower Corp 2.7% 4/15/2031		2,270,000	2,083,113
American Tower Corp 2.9% 1/15/2030		1,255,000	1,187,597
American Tower Corp 3.625% 5/30/2032	EUR	420,000	493,240
American Tower Corp 4.9% 3/15/2030		1,235,000	1,263,765
American Tower Corp 5.35% 3/15/2035		1,069,000	1,102,011
American Tower Corp 5.45% 2/15/2034		755,000	787,119
American Tower Corp 5.65% 3/15/2033		454,000	479,570
American Tower Corp 5.9% 11/15/2033		47,000	50,421
Crown Castle Inc 2.1% 4/1/2031		1,000,000	881,583
Crown Castle Inc 2.9% 3/15/2027		125,000	122,855
Crown Castle Inc 5.1% 5/1/2033		234,000	237,230
Crown Castle Inc 5.6% 6/1/2029		350,000	363,702
CubeSmart LP 2.25% 12/15/2028		865,000	818,898
Equinix Inc 2.5% 5/15/2031		2,505,000	2,269,854
Equinix Inc 3.4% 2/15/2052		245,000	170,937
Equinix Inc 3.9% 4/15/2032		1,580,000	1,523,340
Iron Mountain Inc 4.5% 2/15/2031 (b)		44,000	42,083
Iron Mountain Inc 4.75% 1/15/2034 (e)	EUR	100,000	113,533
Iron Mountain Inc 4.875% 9/15/2027 (b)		601,000	598,882
Iron Mountain Inc 4.875% 9/15/2029 (b)		238,000	235,143
Iron Mountain Inc 5% 7/15/2028 (b)		395,000	392,986
Iron Mountain Inc 5.25% 3/15/2028 (b)		248,000	247,563
Iron Mountain Inc 5.25% 7/15/2030 (b)		185,000	183,388
Iron Mountain Inc 6.25% 1/15/2033 (b)		60,000	61,349
Millrose Properties Inc 6.375% 8/1/2030 (b)		315,000	321,340
Public Storage Operating Co 5.1% 8/1/2033		171,000	178,350
SBA Communications Corp 3.125% 2/1/2029		1,006,000	961,564
SBA Communications Corp 3.875% 2/15/2027		230,000	228,902
Weyerhaeuser Co 4% 11/15/2029		1,485,000	1,472,392
			18,872,710
TOTAL REAL ESTATE			318,603,833

Utilities - 1.2%
Electric Utilities - 0.9%
AEP Texas Inc 2.1% 7/1/2030		1,303,000	1,187,786
AEP Texas Inc 3.45% 5/15/2051		517,000	357,127
AEP Texas Inc 5.4% 6/1/2033		1,580,000	1,639,448
AEP Texas Inc 5.45% 5/15/2029		2,500,000	2,599,297
AEP Texas Inc 5.7% 5/15/2034		1,935,000	2,028,642
AEP Transmission Co LLC 2.75% 8/15/2051		388,000	244,257
AEP Transmission Co LLC 3.15% 9/15/2049		359,000	247,922
AEP Transmission Co LLC 3.65% 4/1/2050		58,000	43,889
AEP Transmission Co LLC 5.15% 4/1/2034		2,000,000	2,054,299
AEP Transmission Co LLC 5.375% 6/15/2035		791,000	823,027
Alabama Power Co 3.85% 12/1/2042		700,000	583,742
Alabama Power Co 4.1% 1/15/2042		225,000	195,083
Alabama Power Co 4.3% 7/15/2048		10,000	8,469
Alabama Power Co 5.5% 3/15/2041		36,000	36,359
Alabama Power Co 5.85% 11/15/2033		125,000	135,043
Alabama Power Co 6.125% 5/15/2038		835,000	920,892
Alliant Energy Corp 5.75% 4/1/2056 (d)		1,650,000	1,643,914
Alliant Energy Finance LLC 1.4% 3/15/2026 (b)		2,300,000	2,277,828
Alliant Energy Finance LLC 5.4% 6/6/2027 (Alliant Energy Corp Insured) (b)		2,150,000	2,177,719
Ameren Missouri Securitization Funding I LLC 4.85% 10/1/2041		5,106,483	5,217,466
American Electric Power Co Inc 5.8% 3/15/2056 (d)		3,145,000	3,123,167
American Electric Power Co Inc 6.05% 3/15/2056 (d)		65,000	64,988
Appalachian Power Co 5.65% 4/1/2034		1,000,000	1,053,349
Arizona Public Service Co 2.2% 12/15/2031		2,440,000	2,152,356
Arizona Public Service Co 3.5% 12/1/2049		1,100,000	794,582
Arizona Public Service Co 3.75% 5/15/2046		825,000	639,706
Arizona Public Service Co 4.25% 3/1/2049		29,000	23,907
Arizona Public Service Co 4.7% 1/15/2044		4,000	3,481
Arizona Public Service Co 5.7% 8/15/2034		1,275,000	1,346,547
Arizona Public Service Co 6.35% 12/15/2032		4,385,000	4,812,673
Atlantic City Electric Co 2.3% 3/15/2031		425,000	385,574
Baltimore Gas and Electric Co 2.9% 6/15/2050		214,000	139,923
Baltimore Gas and Electric Co 3.2% 9/15/2049		183,000	127,028
Baltimore Gas and Electric Co 3.75% 8/15/2047		96,000	75,422
Baltimore Gas and Electric Co 4.25% 9/15/2048		40,000	33,449
Baltimore Gas and Electric Co 5.4% 6/1/2053		145,000	142,106
Baltimore Gas and Electric Co 5.45% 6/1/2035		590,000	616,948
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050		58,000	38,361
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		165,000	151,060
Clearway Energy Operating LLC 3.75% 2/15/2031 (b)		225,000	209,646
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		60,000	59,985
Cleco Corporate Holdings LLC 3.375% 9/15/2029		4,448,000	4,194,333
Commonwealth Edison Co 3.7% 3/1/2045		1,190,000	946,790
Commonwealth Edison Co 3.7% 8/15/2028		250,000	248,934
Commonwealth Edison Co 4% 3/1/2048		8,000	6,477
Commonwealth Edison Co 4.35% 11/15/2045		415,000	358,208
Commonwealth Edison Co 4.9% 2/1/2033		945,000	970,202
Commonwealth Edison Co 5.3% 2/1/2053		95,000	91,932
Commonwealth Edison Co 5.95% 6/1/2055		239,000	253,740
Connecticut Light and Power Co/The 4% 4/1/2048		69,000	55,908
Consolidated Edison Co of New York Inc 3.875% 6/15/2047		37,000	29,396
Consolidated Edison Co of New York Inc 4.125% 5/15/2049		20,000	16,238
Consolidated Edison Co of New York Inc 4.5% 5/15/2058		23,000	19,217
Consolidated Edison Co of New York Inc 4.65% 12/1/2048		139,000	123,253
Consolidated Edison Co of New York Inc 6.2% 6/15/2036		1,325,000	1,471,180
Dominion Energy South Carolina Inc 2.3% 12/1/2031		251,000	224,958
Dominion Energy South Carolina Inc 5.45% 2/1/2041		285,000	289,880
DPL LLC/Ohio 4.35% 4/15/2029		1,990,000	1,953,284
DTE Electric Co 3.65% 3/1/2052		45,000	33,933
DTE Electric Co 3.95% 6/15/2042		11,000	9,261
DTE Electric Co 4% 4/1/2043		142,000	120,826
DTE Electric Co 4.25% 5/14/2027		400,000	402,776
DTE Electric Co 5.2% 4/1/2033		700,000	732,688
Duke Energy Carolinas LLC 2.95% 12/1/2026		370,000	367,046
Duke Energy Carolinas LLC 3.2% 8/15/2049		351,000	243,748
Duke Energy Carolinas LLC 3.45% 4/15/2051		410,000	296,388
Duke Energy Carolinas LLC 3.7% 12/1/2047		1,047,000	809,537
Duke Energy Carolinas LLC 4.25% 12/15/2041		2,545,000	2,273,815
Duke Energy Carolinas LLC 6.1% 6/1/2037		775,000	846,096
Duke Energy Corp 3.75% 4/1/2031	EUR	300,000	354,551
Duke Energy Corp 3.85% 6/15/2034	EUR	430,000	497,198
Duke Energy Corp 3.95% 8/15/2047		445,000	349,806
Duke Energy Corp 5.8% 6/15/2054		2,312,000	2,340,446
Duke Energy Florida LLC 2.4% 12/15/2031		1,010,000	913,322
Duke Energy Florida LLC 3% 12/15/2051		233,000	153,148
Duke Energy Florida LLC 4.2% 7/15/2048		91,000	75,617
Duke Energy Florida LLC 5.875% 11/15/2033		1,465,000	1,590,114
Duke Energy Florida LLC 6.2% 11/15/2053		120,000	131,250
Duke Energy Florida LLC 6.35% 9/15/2037		2,263,000	2,540,787
Duke Energy Indiana LLC 2.75% 4/1/2050		298,000	189,115
Duke Energy Indiana LLC 3.25% 10/1/2049		125,000	87,290
Duke Energy Indiana LLC 3.75% 5/15/2046		450,000	355,297
Duke Energy Indiana LLC 5.4% 4/1/2053		436,000	424,165
Duke Energy Ohio Inc 2.125% 6/1/2030		982,000	902,430
Duke Energy Ohio Inc 4.3% 2/1/2049		43,000	35,850
Duke Energy Ohio Inc 5.25% 4/1/2033		1,543,000	1,612,413
Duke Energy Ohio Inc 5.55% 3/15/2054		172,000	171,982
Duke Energy Progress LLC 2.5% 8/15/2050		543,000	326,572
Duke Energy Progress LLC 2.9% 8/15/2051		550,000	355,445
Duke Energy Progress LLC 3.7% 10/15/2046		5,000	3,889
Duke Energy Progress LLC 4% 4/1/2052		83,000	66,020
Duke Energy Progress LLC 4.1% 5/15/2042		8,000	6,927
Duke Energy Progress LLC 5.05% 3/15/2035		2,467,000	2,527,542
Duke Energy Progress LLC 5.55% 3/15/2055		66,000	66,228
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)		470,000	426,765
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)		4,273,000	3,816,497
Edison International 4.125% 3/15/2028		4,200,000	4,151,154
Edison International 5.25% 11/15/2028		94,000	95,358
Edison International 5.25% 3/15/2032		7,400,000	7,408,084
Edison International 5.45% 6/15/2029		1,500,000	1,524,535
Edison International 6.25% 3/15/2030		9,050,000	9,459,598
Edison International 6.95% 11/15/2029		173,000	184,252
Edison International 7.875% 6/15/2054 (d)		166,000	172,650
Edison International 8.125% 6/15/2053 (d)		1,149,000	1,186,491
Entergy Arkansas LLC 2.65% 6/15/2051		130,000	79,203
Entergy Arkansas LLC 5.75% 6/1/2054		70,000	72,235
Entergy Corp 5.875% 6/15/2056 (d)		29,000	28,964
Entergy Corp 6.1% 6/15/2056 (d)		2,485,000	2,499,783
Entergy Corp 7.125% 12/1/2054 (d)		1,246,000	1,310,424
Entergy Louisiana LLC 1.6% 12/15/2030		218,000	193,836
Entergy Louisiana LLC 2.4% 10/1/2026		1,070,000	1,056,708
Entergy Louisiana LLC 2.9% 3/15/2051		118,000	75,792
Entergy Louisiana LLC 4.2% 4/1/2050		40,000	32,631
Entergy Louisiana LLC 5.15% 9/15/2034		180,000	185,220
Entergy Louisiana LLC 5.7% 3/15/2054		250,000	253,069
Entergy Mississippi LLC 3.5% 6/1/2051		96,000	68,997
Entergy Mississippi LLC 3.85% 6/1/2049		14,000	10,898
Entergy Mississippi LLC 5% 9/1/2033		323,000	330,354
Entergy Mississippi LLC 5.8% 4/15/2055		222,000	228,377
Entergy Tex Inc 1.75% 3/15/2031		3,109,000	2,743,532
Entergy Tex Inc 3.55% 9/30/2049		22,000	16,030
Entergy Tex Inc 5.55% 9/15/2054		293,000	289,395
Entergy Texas Restoration Funding II LLC 3.697% 12/15/2036		85,000	81,406
Evergy Metro Inc 4.2% 6/15/2047		21,000	17,411
Evergy Metro Inc 5.125% 8/15/2035		4,725,000	4,806,275
Evergy Missouri West Storm Funding I LLC 5.104% 12/1/2040		197,618	204,663
Eversource Energy 3.375% 3/1/2032		170,000	157,548
Eversource Energy 5.95% 2/1/2029		2,000,000	2,092,817
Fells Point Funding Trust 3.046% 1/31/2027 (b)		500,000	493,136
FirstEnergy Corp 2.65% 3/1/2030		1,296,000	1,204,801
FirstEnergy Corp 3.4% 3/1/2050		2,269,000	1,591,699
FirstEnergy Corp 3.9% 7/15/2027 (g)		8,607,000	8,561,977
FirstEnergy Corp 4.85% 7/15/2047 (g)		1,197,000	1,062,233
FirstEnergy Pennsylvania Electric Co 4.3% 1/15/2029 (b)		2,755,000	2,763,105
FirstEnergy Transmission LLC 4.55% 4/1/2049 (b)		1,099,000	953,478
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)		1,176,000	1,181,803
FirstEnergy Transmission LLC 5% 1/15/2035		1,824,000	1,837,350
FirstEnergy Transmission LLC 5.45% 7/15/2044 (b)		430,000	420,633
Florida Power & Light Co 2.875% 12/4/2051		750,000	488,783
Florida Power & Light Co 3.15% 10/1/2049		124,000	86,825
Florida Power & Light Co 3.7% 12/1/2047		284,000	222,192
Florida Power & Light Co 3.8% 12/15/2042		1,280,000	1,067,953
Florida Power & Light Co 3.95% 3/1/2048		19,000	15,494
Florida Power & Light Co 5.15% 6/15/2029		925,000	961,693
Florida Power & Light Co 5.25% 2/1/2041		500,000	502,937
Florida Power & Light Co 5.3% 4/1/2053		35,000	34,322
Florida Power & Light Co 5.8% 3/15/2065		518,000	543,107
Georgia Power Co 3.25% 3/15/2051		189,000	131,384
Georgia Power Co 3.7% 1/30/2050		356,000	272,440
Georgia Power Co 4.7% 5/15/2032		263,000	267,781
Georgia Power Co 4.85% 3/15/2031		632,000	651,168
Hawaiian Electric Co Inc 6% 10/1/2033 (b)		95,000	96,191
Interstate Power and Light Co 5.45% 9/30/2054		2,165,000	2,088,893
ITC Holdings Corp 2.95% 5/14/2030 (b)		262,000	247,544
ITC Holdings Corp 4.95% 9/22/2027 (b)		456,000	461,610
ITC Holdings Corp 5.4% 6/1/2033 (b)		637,000	660,844
ITC Holdings Corp 5.65% 5/9/2034 (b)		1,235,000	1,294,366
Jersey Central Power & Light Co 2.75% 3/1/2032 (b)		3,750,000	3,382,225
Jersey Central Power & Light Co 4.15% 1/15/2029 (b)		4,900,000	4,902,542
Jersey Central Power & Light Co 5.1% 1/15/2035		1,050,000	1,066,601
Kentucky Utilities Co 5.125% 11/1/2040		35,000	34,977
Louisville Gas and Electric Co 5.125% 11/15/2040		345,000	345,255
MidAmerican Energy Co 3.65% 8/1/2048		58,000	43,945
MidAmerican Energy Co 5.85% 9/15/2054		293,000	306,908
Nevada Power Co 5.375% 9/15/2040		18,000	18,293
Nevada Power Co 6% 3/15/2054		110,000	114,517
Nevada Power Co 6.65% 4/1/2036		1,550,000	1,754,292
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030		970,000	892,065
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029		1,660,000	1,579,386
NextEra Energy Capital Holdings Inc 3.83% 6/12/2030	CAD	12,100,000	8,797,510
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027		545,000	550,768
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053		81,000	76,301
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (d)		350,000	363,274
NextEra Energy Capital Holdings Inc 6.5% 8/15/2055 (d)		265,000	280,391
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (d)		260,000	279,008
Niagara Mohawk Power Corp 4.647% 10/3/2030 (b)		4,000,000	4,029,498
Northern States Power Co/MN 2.6% 6/1/2051		43,000	26,911
Northern States Power Co/MN 4.5% 6/1/2052		78,000	67,795
NRG Energy Inc 2% 12/2/2025 (b)		3,120,000	3,119,791
NRG Energy Inc 2.45% 12/2/2027 (b)		106,000	101,978
NRG Energy Inc 3.375% 2/15/2029 (b)		188,000	180,115
NRG Energy Inc 3.625% 2/15/2031 (b)		748,000	700,015
NRG Energy Inc 3.875% 2/15/2032 (b)		964,000	900,949
NRG Energy Inc 4.45% 6/15/2029 (b)		1,208,000	1,204,855
NRG Energy Inc 4.734% 10/15/2030 (b)		210,000	209,613
NRG Energy Inc 5.25% 6/15/2029 (b)		497,000	499,095
NRG Energy Inc 5.407% 10/15/2035 (b)		803,000	804,021
NRG Energy Inc 5.75% 1/15/2028		585,000	586,622
NRG Energy Inc 5.75% 1/15/2034 (b)		845,000	851,774
NRG Energy Inc 6% 1/15/2036 (b)		455,000	462,094
NRG Energy Inc 6% 2/1/2033 (b)		100,000	102,120
NRG Energy Inc 6.25% 11/1/2034 (b)		435,000	448,280
NRG Energy Inc 7% 3/15/2033 (b)		2,599,000	2,883,001
Ohio Edison Co 6.875% 7/15/2036		1,650,000	1,906,187
Ohio Power Co 1.625% 1/15/2031		1,075,000	940,671
Ohio Power Co 2.9% 10/1/2051		465,000	291,296
Ohio Power Co 4.15% 4/1/2048		129,000	102,689
Oncor Electric Delivery Co LLC 3.1% 9/15/2049		54,000	36,707
Oncor Electric Delivery Co LLC 4.65% 11/1/2029		2,305,000	2,351,098
Oncor Electric Delivery Co LLC 4.95% 9/15/2052		190,000	173,260
Oncor Electric Delivery Co LLC 5.35% 10/1/2052		16,000	15,595
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (b)		1,745,000	1,816,325
Pacific Gas and Electric Co 3.25% 6/1/2031		550,000	511,207
Pacific Gas and Electric Co 3.3% 8/1/2040		2,035,000	1,556,693
Pacific Gas and Electric Co 3.5% 8/1/2050		1,029,000	708,230
Pacific Gas and Electric Co 3.75% 8/15/2042		1,862,000	1,427,108
Pacific Gas and Electric Co 3.95% 12/1/2047		1,190,000	899,602
Pacific Gas and Electric Co 4% 12/1/2046		1,045,000	797,113
Pacific Gas and Electric Co 4.2% 6/1/2041		263,000	218,815
Pacific Gas and Electric Co 4.45% 4/15/2042		87,000	73,072
Pacific Gas and Electric Co 4.5% 7/1/2040		5,420,000	4,764,235
Pacific Gas and Electric Co 4.55% 7/1/2030		4,952,000	4,934,712
Pacific Gas and Electric Co 4.6% 6/15/2043		57,000	48,427
Pacific Gas and Electric Co 4.65% 8/1/2028		2,319,000	2,331,739
Pacific Gas and Electric Co 4.75% 2/15/2044		305,000	262,034
Pacific Gas and Electric Co 4.95% 7/1/2050		6,344,000	5,475,416
Pacific Gas and Electric Co 5% 6/4/2028		11,819,000	12,010,937
Pacific Gas and Electric Co 5.25% 3/1/2052		398,000	353,301
Pacific Gas and Electric Co 5.9% 10/1/2054		459,000	448,832
Pacific Gas and Electric Co 6% 8/15/2035		11,600,000	12,255,149
Pacific Gas and Electric Co 6.1% 1/15/2029		483,000	504,869
Pacific Gas and Electric Co 6.1% 10/15/2055		1,685,000	1,694,889
Pacific Gas and Electric Co 6.15% 1/15/2033		600,000	639,732
Pacific Gas and Electric Co 6.15% 3/1/2055		761,000	770,928
Pacific Gas and Electric Co 6.4% 6/15/2033		812,000	881,207
Pacific Gas and Electric Co 6.75% 1/15/2053		1,600,000	1,736,621
PacifiCorp 2.9% 6/15/2052		1,000,000	596,778
PacifiCorp 4.125% 1/15/2049		836,000	638,124
PacifiCorp 5.25% 6/15/2035		1,320,000	1,329,470
PacifiCorp 5.75% 4/1/2037		900,000	925,014
Palomino Funding Trust I 7.233% 5/17/2028 (b)		300,000	317,444
PECO Energy Co 2.8% 6/15/2050		21,000	13,504
PECO Energy Co 3.7% 9/15/2047		185,000	144,117
PG&E Corp 5% 7/1/2028		542,000	538,047
PG&E Corp 5.25% 7/1/2030		4,362,000	4,320,495
PG&E Corp 7.375% 3/15/2055 (d)		5,036,000	5,206,489
PG&E Recovery Funding LLC 4.838% 6/1/2035		3,123,471	3,188,574
PG&E Recovery Funding LLC 5.231% 6/1/2042		345,000	355,607
PG&E Recovery Funding LLC 5.529% 6/1/2051		415,000	424,161
PG&E Recovery Funding LLC 5.536% 7/15/2049		119,000	121,099
PG&E Wildfire Recovery Funding LLC 4.263% 6/1/2038		31,000	30,248
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054		85,000	81,000
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049		23,000	22,543
Pinnacle West Capital Corp 5.15% 5/15/2030		1,524,000	1,575,486
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 4.9857% 6/10/2026 (c)(d)		4,100,000	4,108,969
PPL Capital Funding Inc 5.25% 9/1/2034		150,000	154,528
PPL Electric Utilities Corp 4.125% 6/15/2044		1,890,000	1,612,934
PPL Electric Utilities Corp 4.85% 2/15/2034		460,000	470,031
PPL Electric Utilities Corp 5.25% 5/15/2053		76,000	74,452
PPL Electric Utilities Corp 6.25% 5/15/2039		350,000	391,513
Public Service Co of Colorado 2.7% 1/15/2051		198,000	122,355
Public Service Co of Colorado 4.05% 9/15/2049		77,000	60,980
Public Service Co of Colorado 5.25% 4/1/2053		750,000	709,362
Public Service Co of Colorado 5.35% 5/15/2034		3,825,000	3,967,432
Public Service Co of New Hampshire 5.35% 10/1/2033		2,875,000	3,017,627
Public Service Co of Oklahoma 3.15% 8/15/2051		70,000	46,824
Public Service Co of Oklahoma 5.2% 1/15/2035		1,155,000	1,174,030
Public Service Co of Oklahoma 5.25% 1/15/2033		113,000	116,770
Public Service Co of Oklahoma 5.45% 1/15/2036		3,580,000	3,688,953
Public Service Electric and Gas Co 2.05% 8/1/2050		88,000	48,809
Public Service Electric and Gas Co 3.6% 12/1/2047		410,000	314,738
Public Service Electric and Gas Co 3.65% 9/1/2028		960,000	953,227
Public Service Electric and Gas Co 3.65% 9/1/2042		625,000	512,051
Public Service Electric and Gas Co 3.95% 5/1/2042		505,000	431,852
Public Service Electric and Gas Co 4.65% 3/15/2033		2,890,000	2,922,944
SCE Recovery Funding LLC 4.697% 6/15/2042		27,937	28,442
SCE Recovery Funding LLC 5.112% 12/14/2049		9,000	8,798
Sierra Pacific Power Co 6.2% 12/15/2055 (d)		325,000	322,175
Sigeco Securitization I LLC 5.026% 11/15/2038		18,941	19,607
Sigeco Securitization I LLC 5.172% 5/15/2043		8,000	8,067
Southern California Edison Co 1.2% 2/1/2026		1,800,000	1,789,554
Southern California Edison Co 2.5% 6/1/2031		190,000	170,423
Southern California Edison Co 2.95% 2/1/2051		257,000	160,264
Southern California Edison Co 3.6% 2/1/2045		2,937,000	2,152,221
Southern California Edison Co 3.65% 3/1/2028		3,929,000	3,876,448
Southern California Edison Co 3.9% 12/1/2041		595,000	467,100
Southern California Edison Co 4.125% 3/1/2048		1,139,000	884,963
Southern California Edison Co 4.4% 9/6/2026		900,000	901,240
Southern California Edison Co 4.65% 10/1/2043		550,000	475,830
Southern California Edison Co 4.9% 6/1/2026		2,295,000	2,299,176
Southern California Edison Co 5.2% 6/1/2034		180,000	181,514
Southern California Edison Co 5.25% 3/15/2030		3,400,000	3,491,605
Southern California Edison Co 5.3% 3/1/2028		3,420,000	3,487,585
Southern California Edison Co 5.45% 3/1/2035		365,000	372,801
Southern California Edison Co 5.45% 6/1/2031		240,000	248,192
Southern California Edison Co 5.55% 1/15/2037		430,000	434,362
Southern California Edison Co 5.65% 10/1/2028		500,000	517,256
Southern California Edison Co 5.85% 11/1/2027		2,200,000	2,258,914
Southern California Edison Co 5.875% 12/1/2053		1,079,000	1,054,223
Southern Co/The 1.875% 9/15/2081 (d)	EUR	450,000	505,212
Southern Co/The 3.75% 9/15/2051 (d)		3,000,000	2,960,830
Southern Co/The 4.25% 7/1/2036		171,000	161,091
Southern Co/The 5.2% 6/15/2033		267,000	275,842
Southern Co/The 5.5% 3/15/2029		320,000	332,625
Southern Co/The 5.7% 10/15/2032		1,203,000	1,281,636
Southwestern Electric Power Co 3.25% 11/1/2051		100,000	66,932
Southwestern Electric Power Co 3.9% 4/1/2045		36,000	28,430
Southwestern Electric Power Co 5.3% 4/1/2033		1,926,000	1,982,209
Southwestern Public Service Co 4.5% 8/15/2041		35,000	31,662
Southwestern Public Service Co 5.15% 6/1/2052		3,000,000	2,623,304
Swepco Storm Recovery Funding LLC 4.88% 9/1/2041		8,315,341	8,459,422
Tucson Electric Power Co 3.25% 5/15/2032		1,200,000	1,117,386
Tucson Electric Power Co 5.5% 4/15/2053		63,000	61,405
Union Electric Co 3.9% 4/1/2052		38,000	29,750
Union Electric Co 4% 4/1/2048		59,000	47,599
Union Electric Co 5.25% 1/15/2054		275,000	262,944
Union Electric Co 5.45% 3/15/2053		240,000	235,353
Virginia Electric and Power Co 5.05% 8/15/2034		672,000	685,772
Virginia Electric and Power Co 5.7% 8/15/2053		250,000	251,414
Virginia Electric and Power Co 6% 1/15/2036		470,000	508,730
Virginia Electric and Power Co 6% 5/15/2037		930,000	1,007,998
Vistra Operations Co LLC 3.7% 1/30/2027 (b)		2,900,000	2,876,887
Vistra Operations Co LLC 4.3% 10/15/2028 (b)		1,617,000	1,612,852
Vistra Operations Co LLC 4.3% 7/15/2029 (b)		2,146,000	2,132,101
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		1,101,000	1,086,997
Vistra Operations Co LLC 4.6% 10/15/2030 (b)		386,000	385,178
Vistra Operations Co LLC 5% 7/31/2027 (b)		398,000	399,274
Vistra Operations Co LLC 5.05% 12/30/2026 (b)		1,850,000	1,866,004
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		5,864,000	5,871,091
Vistra Operations Co LLC 5.7% 12/30/2034 (b)		1,677,000	1,732,453
Vistra Operations Co LLC 6% 4/15/2034 (b)		3,939,000	4,157,674
Vistra Operations Co LLC 6.95% 10/15/2033 (b)		2,277,000	2,540,763
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		1,105,000	1,173,721
Washington Natural Gas Co 2.893% 9/15/2051		38,000	24,639
Washington Natural Gas Co 5.448% 6/1/2053		15,000	14,644
Washington Natural Gas Co 5.685% 6/15/2054		931,000	944,434
Washington Natural Gas Co 5.764% 7/15/2040		26,000	26,835
Wisconsin Public Service Corp 4.55% 12/1/2029		2,450,000	2,497,108
Wisconsin Public Service Corp 4.752% 11/1/2044		30,000	27,473
Xcel Energy Inc 1.75% 3/15/2027		2,540,000	2,465,752
Xcel Energy Inc 4% 6/15/2028		1,700,000	1,698,578
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)		125,000	128,103
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (b)		150,000	152,507
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (b)		220,000	230,541
			381,518,586
Gas Utilities - 0.0%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		414,000	415,618
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (b)		273,000	283,422
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (b)		506,000	536,261
Atmos Energy Corp 2.85% 2/15/2052		27,000	17,156
Atmos Energy Corp 5.5% 6/15/2041		57,000	59,217
Atmos Energy Corp 5.75% 10/15/2052		77,000	79,824
Boston Gas Co 3.757% 3/16/2032 (b)		320,000	304,679
Brooklyn Union Gas Co/The 4.273% 3/15/2048 (b)		29,000	23,728
Cameron LNG LLC 3.302% 1/15/2035 (b)		1,158,000	1,023,846
Cameron LNG LLC 3.402% 1/15/2038 (b)		697,000	608,598
CenterPoint Energy Resources Corp 1.75% 10/1/2030		75,000	66,896
CenterPoint Energy Resources Corp 5.25% 3/1/2028		3,110,000	3,189,315
East Ohio Gas Co/The 2% 6/15/2030 (b)		1,960,000	1,778,229
Eastern Energy Gas Holdings LLC 5.65% 10/15/2054		1,580,000	1,557,270
Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/1/2029 (b)		1,124,000	1,073,704
Ferrellgas LP / Ferrellgas Finance Corp 9.25% 1/15/2031 (b)		878,000	886,760
KeySpan Gas East Corp 5.994% 3/6/2033 (b)		2,860,000	3,040,466
National Fuel Gas Co 5.5% 3/15/2030		3,800,000	3,934,429
Piedmont Natural Gas Co Inc 2.5% 3/15/2031		147,000	133,694
Piedmont Natural Gas Co Inc 3.35% 6/1/2050		83,000	58,338
Piedmont Natural Gas Co Inc 5.05% 5/15/2052		45,000	40,851
Piedmont Natural Gas Co Inc 5.1% 2/15/2035		2,190,000	2,241,219
Southern California Gas Co 5.05% 9/1/2034		1,360,000	1,392,655
Southern Co Gas Capital Corp 3.15% 9/30/2051		827,000	546,152
			23,292,327
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		3,600,000	3,266,004
AES Corp/The 3.95% 7/15/2030 (b)		9,327,000	9,096,477
AES Corp/The 5.45% 6/1/2028		2,600,000	2,659,573
AES Corp/The 5.8% 3/15/2032		2,500,000	2,568,597
AES Corp/The 6.95% 7/15/2055 (d)		100,000	97,552
Alpha Generation LLC 6.25% 1/15/2034 (b)		170,000	170,267
Alpha Generation LLC 6.75% 10/15/2032 (b)		245,000	252,151
Calpine Corp 3.75% 3/1/2031 (b)		350,000	337,716
Calpine Corp 4.625% 2/1/2029 (b)		1,200,000	1,191,175
Calpine Corp 5% 2/1/2031 (b)		3,365,000	3,372,252
Calpine Corp 5.125% 3/15/2028 (b)		4,340,000	4,352,174
Constellation Energy Generation LLC 5.6% 6/15/2042		100,000	101,304
Constellation Energy Generation LLC 5.75% 10/1/2041		830,000	854,240
Constellation Energy Generation LLC 6.25% 10/1/2039		245,000	268,444
Southern Power Co 5.15% 9/15/2041		150,000	145,908
Sunnova Energy Corp 5.875% (b)(i)(s)		210,000	524
Talen Energy Supply LLC 6.25% 2/1/2034 (b)		285,000	290,393
Talen Energy Supply LLC 6.5% 2/1/2036 (b)		300,000	310,166
TerraForm Power Operating LLC 5% 1/31/2028 (b)		130,000	129,773
VoltaGrid LLC 7.375% 11/1/2030 (b)		849,000	846,696
			30,311,386
Multi-Utilities - 0.2%
Ameren Corp 3.5% 1/15/2031		119,000	114,436
Ameren Illinois Co 3.25% 3/15/2050		115,000	80,888
Ameren Illinois Co 4.15% 3/15/2046		1,135,000	958,043
Ameren Illinois Co 4.95% 6/1/2033		1,419,000	1,460,335
Berkshire Hathaway Energy Co 2.85% 5/15/2051		80,000	50,594
Berkshire Hathaway Energy Co 5.15% 11/15/2043		90,000	87,488
Black Hills Corp 4.55% 1/31/2031		6,000,000	6,002,053
CenterPoint Energy Inc 5.95% 4/1/2056 (d)		1,600,000	1,617,389
Consumers Energy Co 3.95% 5/15/2043		225,000	188,443
Consumers Energy Co 4.35% 4/15/2049		14,000	11,968
Consumers Energy Co 4.35% 8/31/2064		14,000	11,188
Consumers Energy Co 4.625% 5/15/2033		279,000	281,504
Dominion Energy Inc 4.9% 8/1/2041		1,000	934
Dominion Energy Inc 5% 6/15/2030		3,800,000	3,914,259
Dominion Energy Inc 6% 2/15/2056 (d)		699,000	707,235
Dominion Energy Inc 6.2% 2/15/2056 (d)		2,210,000	2,231,863
Dominion Energy Inc 6.625% 5/15/2055 (d)		995,000	1,029,740
Dominion Energy Inc 6.875% 2/1/2055 (d)		280,000	291,985
Dominion Energy Inc 7% 6/1/2054 (d)		736,000	801,037
Dominion Energy Inc 7% 6/15/2038		150,000	173,026
DTE Energy Co 4.875% 6/1/2028		280,000	285,084
DTE Energy Co 4.95% 7/1/2027		5,105,000	5,167,205
DTE Energy Co 5.1% 3/1/2029		300,000	308,028
DTE Energy Co 5.2% 4/1/2030		3,900,000	4,033,259
DTE Energy Co 5.85% 6/1/2034		800,000	856,477
NiSource Inc 2.95% 9/1/2029		11,346,000	10,881,805
NiSource Inc 5.2% 7/1/2029		3,060,000	3,160,162
NiSource Inc 5.25% 3/30/2028		130,000	133,371
NiSource Inc 5.95% 6/15/2041		640,000	671,055
Public Service Enterprise Group Inc 5.2% 4/1/2029		300,000	309,223
Puget Energy Inc 2.379% 6/15/2028		815,000	778,575
Puget Energy Inc 4.1% 6/15/2030		5,379,000	5,267,783
Puget Energy Inc 4.224% 3/15/2032		5,488,000	5,269,155
San Diego Gas & Electric Co 1.7% 10/1/2030		5,375,000	4,794,710
San Diego Gas & Electric Co 2.95% 8/15/2051		80,000	51,912
San Diego Gas & Electric Co 3% 3/15/2032		311,000	286,047
San Diego Gas & Electric Co 3.32% 4/15/2050		139,000	97,851
San Diego Gas & Electric Co 3.75% 6/1/2047		1,210,000	932,989
San Diego Gas & Electric Co 4.5% 8/15/2040		7,000	6,457
San Diego Gas & Electric Co 4.95% 8/15/2028		731,000	748,580
San Diego Gas & Electric Co 5.35% 4/1/2053		336,000	323,132
Sempra 4% 2/1/2048		965,000	746,808
Sempra 4.125% 4/1/2052 (d)		3,845,000	3,744,971
Sempra 6.375% 4/1/2056 (d)		539,000	549,075
WEC Energy Group Inc 1.8% 10/15/2030		291,000	259,250
WEC Energy Group Inc 5.6% 9/12/2026		97,000	98,009
WEC Energy Group Inc 5.625% 5/15/2056 (d)		3,000,000	3,044,834
			72,820,215
TOTAL UTILITIES			507,942,514

TOTAL UNITED STATES			4,856,857,382
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (b)		1,205,000	1,242,644
First Quantum Minerals Ltd 8% 3/1/2033 (b)		1,335,000	1,406,126
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		1,235,000	1,303,827

TOTAL ZAMBIA			3,952,597
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $6,278,644,571)			6,301,850,717

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (i)(o) (Cost $111,017)	6,735	82,773

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.8211% (c)(d)(r)		12,927,000	12,977,167
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(e)(r)	EUR	195,000	205,084
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(e)(r)	EUR	320,000	312,785
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.375% (b)(d)(r)		250,000	263,534
BNP Paribas SA 7.45% (b)(d)(r)		200,000	214,916
Credit Agricole SA 5.875% (d)(e)(r)	EUR	100,000	119,836
			598,286
Industrials - 0.0%
Passenger Airlines - 0.0%
Air France-KLM 5.75% (d)(e)(r)	EUR	200,000	238,991
Transportation Infrastructure - 0.0%
La Poste SA 5% (d)(e)(r)	EUR	100,000	122,346
TOTAL INDUSTRIALS			361,337

Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield SE 4.75% (d)(e)(r)	EUR	100,000	119,506
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (d)(e)(r)	EUR	200,000	245,038
Electricite de France SA 9.125% (b)(d)(r)		570,000	683,512
			928,550
TOTAL FRANCE			2,007,679
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (d)(e)(r)	EUR	400,000	464,154
Volkswagen International Finance NV 4.375% (d)(e)(r)	EUR	100,000	116,815
Volkswagen International Finance NV 5.994% (d)(e)(r)	EUR	100,000	120,697
Volkswagen International Finance NV 7.875% (d)(e)(r)	EUR	700,000	954,910
			1,656,576
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Wintershall Dea Finance 2 BV 6.117% (d)(e)(r)	EUR	100,000	121,317
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG 4.625% (d)(e)(r)	EUR	200,000	235,863
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 5.25% (d)(e)(r)	EUR	125,000	142,629
Aroundtown Finance Sarl 5.25% (d)(e)(r)	EUR	100,000	114,330
Aroundtown Finance Sarl 7.875% (d)(r)		750,000	757,043
Grand City Properties SA 1.5% (d)(e)(r)	EUR	500,000	574,170
			1,588,172
TOTAL GERMANY			3,601,928
ITALY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA 5.25% (d)(e)(r)	EUR	100,000	122,378
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Vivion Investments Sarl 8.125% (d)(e)(f)(r)	EUR	100,000	109,983
SINGAPORE - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GLP Pte Ltd 4.5% (d)(e)(r)		200,000	126,844
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 6.75% (d)(e)(r)	EUR	100,000	130,376
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 9.625% (d)(r)		1,000,000	1,115,531
TOTAL SPAIN			1,245,907
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (d)(e)(r)	EUR	185,000	219,000
Heimstaden Bostad AB 6.25% (d)(e)(r)	EUR	135,000	170,371
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (c)(d)(e)(r)(s)	EUR	625,000	523,057

TOTAL SWEDEN			912,428
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (c)(d)(e)(i)(r)(s)		2,750,000	742,500
UBS Group AG 9.25% (b)(d)(r)		200,000	235,258
UBS Group AG 9.25% (b)(d)(r)		200,000	220,067

TOTAL SWITZERLAND			1,197,825
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (d)(r)		315,000	337,560
Barclays PLC 8.875% (d)(e)(r)	GBP	300,000	424,401
HSBC Holdings PLC 7.05% (d)(r)		250,000	267,957
NatWest Group PLC 8.125% (d)(r)		290,000	328,597
			1,358,515
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (d)(e)(r)	GBP	215,000	159,962
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(e)(r)	GBP	390,000	526,995
TOTAL UNITED KINGDOM			2,045,472
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.5% (d)(r)		3,770,000	3,788,868
Energy Transfer LP Series G, 7.125% (d)(r)		2,890,000	2,976,236
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (c)(d)(r)		315,000	315,973
Sunoco LP 7.875% (b)(d)(r)		1,835,000	1,896,652
Venture Global LNG Inc 9% (b)(d)(r)		6,155,000	5,334,531
			14,312,260
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 6.25% (d)(r)		1,695,000	1,724,326
Bank of America Corp 6.625% (d)(r)		653,000	680,716
BW Real Estate Inc 9.5% (b)(d)(r)		125,000	129,493
Citigroup Inc 3.875% (d)(r)		4,320,000	4,308,785
Citigroup Inc 6.75% (d)(r)		1,385,000	1,399,694
Citigroup Inc 6.875% (d)(r)		250,000	256,631
Citigroup Inc 6.95% (d)(r)		623,000	639,604
Citigroup Inc 7.125% (d)(r)		1,540,000	1,583,223
JPMorgan Chase & Co 6.5% (d)(r)		245,000	255,680
US Bancorp 3.7% (d)(r)		4,850,000	4,731,269
Wells Fargo & Co 6.85% (d)(r)		930,000	987,647
Wells Fargo & Co 7.625% (d)(r)		160,000	172,995
			16,870,063
Capital Markets - 0.1%
Charles Schwab Corp/The 4% (d)(r)		220,000	207,238
Goldman Sachs Group Inc/The 3.65% (d)(r)		1,750,000	1,745,577
Goldman Sachs Group Inc/The 4.125% (d)(r)		2,505,000	2,467,629
Goldman Sachs Group Inc/The 6.85% (d)(r)		1,160,000	1,227,595
Goldman Sachs Group Inc/The 7.5% (d)(r)		490,000	519,326
State Street Corp 6.7% (d)(r)		178,000	187,259
			6,354,624
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(r)		45,000	41,594
Ally Financial Inc 4.7% (d)(r)		695,000	681,890
American Express Co 3.55% (d)(r)		770,000	762,177
			1,485,661
TOTAL FINANCIALS			24,710,348

Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC 6% 1/31/2033 (i)		73,384	68,464
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(r)		257,000	258,162
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp 7% (b)(d)(r)		2,575,000	2,694,030
Vistra Corp 8.875% (b)(d)(r)		1,775,000	2,032,307
			4,726,337
TOTAL UTILITIES			4,984,499

TOTAL UNITED STATES			44,075,571
TOTAL PREFERRED SECURITIES (Cost $70,955,004)			68,941,051

Repurchase Agreements - 6.7%
	Maturity Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd 4.14%, dated 12/1/2025 due 12/2/2025 (t)	200,023,000	200,000,000
BofA Securities Inc./ Citigroup Global Capital Markets Inc, 4.16%, dated 12/1/2025 due 12/2/2025 (t)	1,283,048,246	1,282,900,000
Repurchase Agreements*	1,504,620,776	1,504,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,987,000,000)		2,987,000,000

U.S. Government Agency - Mortgage Securities - 26.0%
		Principal Amount (a)	Value ($)
Fannie Mae 2% 11/1/2051		651,798	535,061
Fannie Mae 2% 3/1/2052		3,588,520	2,943,574
Fannie Mae 2% 5/1/2052		608,357	504,723
Fannie Mae 2.5% 1/1/2052		1,720,942	1,480,794
Fannie Mae 2.5% 3/1/2050		176,466	152,944
Fannie Mae 2.5% 4/1/2052		1,216,389	1,055,772
Fannie Mae 2.5% 4/1/2052		504,440	435,940
Fannie Mae 2.5% 6/1/2052		1,586,167	1,376,723
Fannie Mae 3% 11/1/2036		500,512	478,431
Fannie Mae 3% 12/1/2051		2,246,297	2,018,737
Fannie Mae 3.5% 12/1/2036		94,185	92,475
Fannie Mae 3.5% 5/1/2036		72,804	71,543
Fannie Mae 3.5% 7/1/2047		2,736,201	2,585,216
Fannie Mae 4% 12/1/2054		11,878,165	11,401,928
Fannie Mae 4.5% 10/1/2054		15,202,413	14,926,436
Fannie Mae 5.5% 2/1/2055		2,508,471	2,541,090
Fannie Mae 6.5% 7/1/2054		482,080	507,292
Fannie Mae 7% 6/1/2054		74,324	79,092
Fannie Mae 7% 7/1/2054		67,758	72,343
Fannie Mae 7% 8/1/2054		56,022	59,494
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)		945	971
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.595%, 6.585% 5/1/2035 (c)(d)		1,055	1,084
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.723% 2/1/2035 (c)(d)		17,611	18,221
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)		5,504	5,724
Fannie Mae Mortgage pass-thru certificates 1.3334% 10/1/2032 (d)		3,507,621	2,938,884
Fannie Mae Mortgage pass-thru certificates 1.4556% 11/1/2032 (d)		5,226,512	4,417,305
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036		2,577,523	2,336,388
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037		3,634,941	3,291,474
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041		857,335	733,817
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051		5,386,242	4,183,523
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036		74,512	67,308
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050		2,329,543	1,815,192
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051		1,401,164	1,088,292
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035		2,715,838	2,461,763
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035		2,587,077	2,352,324
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035		1,393,270	1,262,926
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035		30,008	27,285
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035		12,540	11,402
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040		523,553	448,783
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041		8,979,623	7,618,872
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050		4,276,947	3,332,620
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035		1,855,519	1,681,930
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035		12,713	11,523
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040		1,824,671	1,562,914
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041		3,613,190	3,063,470
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050		10,374,050	8,055,727
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036		41,326	37,460
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036		39,168	35,504
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041		546,537	467,450
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051		25,191,990	19,566,752
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036		260,735	236,342
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036		48,144	43,640
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036		13,919	12,617
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041		558,570	477,432
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051		1,858,981	1,443,880
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036		49,894	45,227
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036		49,885	45,218
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036		4,484,300	4,060,577
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036		291,761	264,192
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051		770,153	598,182
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036		53,642	48,573
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051		1,290,246	1,002,141
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051		517,805	407,036
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051		297,759	231,271
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2050		6,278,282	4,892,071
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051		216,436	168,107
Fannie Mae Mortgage pass-thru certificates 1.56% 10/1/2035		3,154,429	2,509,563
Fannie Mae Mortgage pass-thru certificates 1.565% 1/1/2033 (d)		4,743,698	4,024,583
Fannie Mae Mortgage pass-thru certificates 1.73% 11/1/2031		4,283,554	3,778,821
Fannie Mae Mortgage pass-thru certificates 1.82% 4/1/2032		1,000,788	879,446
Fannie Mae Mortgage pass-thru certificates 1.93% 1/1/2032		6,000,000	5,308,784
Fannie Mae Mortgage pass-thru certificates 1.96% 9/1/2033		248,670	211,211
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2041		1,283,693	1,133,583
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051		16,966,597	13,938,487
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051		74,455	61,911
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052		12,796,931	10,572,987
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052		4,890,430	4,049,705
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036		1,057,360	982,979
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041		1,435,884	1,258,850
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041		303,522	266,270
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041		34,333	30,121
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050		18,921,299	15,544,324
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050		3,013,250	2,513,126
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050		27,420	22,800
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		7,328,982	6,009,492
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		6,947,824	5,779,462
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		3,090,561	2,549,597
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		844,288	698,617
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		158,845	131,686
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051		67,776	56,357
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036		89,324	82,719
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040		8,871,588	7,843,737
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041		2,607,216	2,287,394
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041		2,080,001	1,824,562
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050		5,350,420	4,395,505
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050		2,063,601	1,705,618
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050		834,174	689,466
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050		595,206	495,859
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		12,040,546	9,872,799
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		4,499,371	3,737,122
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		2,847,000	2,360,235
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		145,903	120,958
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		59,116	49,101
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051		40,830	33,964
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035		3,458,724	3,222,982
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035		115,752	107,320
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036		1,107,985	1,029,350
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040		3,696,864	3,266,471
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040		511,374	453,408
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041		708,606	620,932
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041		275,296	241,332
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050		4,566,201	3,748,395
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050		1,834,637	1,516,374
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050		1,404,433	1,152,899
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050		16,082	13,388
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		17,798,361	14,593,992
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		2,273,689	1,881,392
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		1,824,563	1,517,740
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		1,580,932	1,310,633
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051		362,823	297,842
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028		809,634	794,987
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		664,573	616,992
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		155,749	144,841
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		141,429	131,127
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		107,697	100,121
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		106,554	99,259
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036		55,533	51,818
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037		487,790	453,171
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041		7,094,479	6,260,711
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042		656,228	574,436
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051		2,143,780	1,759,830
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051		33,505	27,598
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051		32,787	27,264
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051		24,030	19,981
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		1,071,428	889,915
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		1,051,900	866,463
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		1,015,931	843,185
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		447,743	370,771
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052		28,187	23,420
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036		136,463	126,309
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037		176,352	163,726
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041		1,878,600	1,656,878
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		30,984,807	25,435,435
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		479,353	398,144
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		159,498	132,477
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		42,565	35,062
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		31,804	26,416
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		25,062	20,816
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051		20,997	17,440
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		29,853,752	24,441,646
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		3,056,770	2,536,050
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		2,801,391	2,318,922
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		1,963,912	1,625,677
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		694,334	577,356
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		683,219	564,911
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		676,075	561,539
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		625,737	519,143
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		62,158	51,589
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052		43,011	35,738
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041		159,885	141,614
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051		24,352,228	19,975,529
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051		2,535,088	2,079,470
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051		28,301	23,560
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052		14,719,918	12,051,383
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052		527,667	433,162
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036		8,481,695	7,866,487
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036		162,913	151,758
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041		10,440,628	9,196,961
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042		3,072,300	2,712,616
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051		24,954,864	20,469,856
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051		1,080,739	892,582
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051		71,627	59,493
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036		176,621	164,418
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2040		851,360	754,659
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041		9,842,567	8,662,284
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041		115,150	101,973
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050		5,126,806	4,221,413
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036		76,970	71,459
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2040		523,143	463,718
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041		1,651,068	1,457,180
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (v)(w)		10,676,119	8,780,710
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050		2,126,998	1,761,341
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050		1,791,120	1,489,361
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		3,136,404	2,572,714
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		2,208,621	1,816,508
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		378,150	313,732
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		98,437	81,022
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051		20,008	16,468
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2031		331,465	317,535
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040		2,110,514	1,869,872
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042		670,001	587,271
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042		282,285	247,597
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050		5,944,406	4,889,052
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050		112,287	92,706
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051		6,860,285	5,627,321
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051		188,995	155,028
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2040		249,880	221,154
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041		452,963	397,533
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050		5,488,594	4,514,164
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051		51,895	42,568
Fannie Mae Mortgage pass-thru certificates 2.02% 1/1/2032		4,000,000	3,574,884
Fannie Mae Mortgage pass-thru certificates 2.07% 5/1/2032		443,451	390,404
Fannie Mae Mortgage pass-thru certificates 2.11% 1/1/2032		4,925,290	4,427,391
Fannie Mae Mortgage pass-thru certificates 2.14% 8/1/2036		355,301	291,237
Fannie Mae Mortgage pass-thru certificates 2.2% 10/1/2026		163,623	160,759
Fannie Mae Mortgage pass-thru certificates 2.25% 4/1/2033		1,272,605	1,123,295
Fannie Mae Mortgage pass-thru certificates 2.39% 3/1/2032		220,129	200,803
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032		517,441	500,737
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051		14,835,456	12,755,982
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051		6,496,232	5,658,743
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051		293,271	253,080
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		18,053,718	15,472,367
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		16,276,727	14,066,442
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		3,445,780	2,983,247
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		814,827	693,993
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		734,629	633,723
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052		425,599	362,485
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031		504,903	488,793
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031		319,786	295,583
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2035		435,831	418,100
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037		321,642	299,579
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043		493,996	442,498
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043		262,715	235,343
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046		221,293	193,732
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050		12,033,268	10,354,096
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050		10,835,005	9,424,621
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050		361,617	314,206
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		21,357,721	18,303,957
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		1,734,410	1,501,597
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		912,952	782,416
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		793,082	684,891
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051		520,592	454,779
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029		267,063	261,327
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029		74,751	73,260
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031		331,819	321,227
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032		124,861	120,416
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032		32,467	31,300
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032		5,043	4,873
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041		1,898,816	1,713,376
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041		1,221,027	1,102,825
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041		355,262	321,576
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049		501,175	432,648
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050		936,272	805,620
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050		478,210	422,387
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050		409,515	358,384
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		34,206,651	29,315,727
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		7,130,057	6,152,924
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		4,563,014	3,953,364
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		3,673,474	3,171,193
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		3,153,483	2,722,302
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		1,728,266	1,486,556
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051		377,115	328,498
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031		921,449	891,364
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032		224,583	216,506
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033		2,348,745	2,270,200
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049		777,225	670,954
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051		15,699,775	13,508,963
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051		3,977,017	3,433,233
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051		2,255,420	1,952,671
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051		1,570,424	1,359,623
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051		866,075	742,242
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2034		742,207	651,375
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035		278,588	269,799
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035		178,260	170,129
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036		3,774,814	3,594,383
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036		1,003,225	954,331
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041		327,631	297,370
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043		187,552	168,395
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043		132,728	118,988
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051		5,967,853	5,131,344
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051		4,468,518	3,900,819
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051		14,053	12,127
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052		17,029,902	14,573,650
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052		3,793,368	3,319,740
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052		3,306,818	2,851,571
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052		1,225,500	1,064,829
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036		2,733,330	2,600,118
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040		101,889	92,948
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041		203,864	185,943
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043		468,423	419,442
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043		148,139	134,203
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043		61,285	54,848
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050		2,910,791	2,510,975
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050		569,281	493,399
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051		6,870,885	5,907,798
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051		598,899	519,818
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051		522,594	451,465
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051		39,216	34,050
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		7,443,824	6,367,862
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		2,636,679	2,274,513
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		2,000,880	1,725,421
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		1,876,127	1,629,568
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		1,541,741	1,333,827
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		962,122	834,478
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052		547,484	474,336
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2062		973,852	802,046
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030		237,118	231,511
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031		488,079	473,421
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036		505,349	489,211
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037		5,333,145	4,970,612
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041		307,807	279,291
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043		584,757	520,955
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043		53,659	48,910
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043		6,255	5,550
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043		5,524	4,960
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051		14,895,826	12,807,890
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051		4,095,597	3,584,234
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051		2,386,718	2,052,173
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051		1,788,668	1,524,537
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051		578,364	501,994
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		12,434,788	10,734,558
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		4,796,721	4,145,354
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		3,813,372	3,303,880
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		2,222,880	1,919,637
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		1,748,455	1,513,757
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		1,500,704	1,283,786
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		1,438,314	1,251,090
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052		199,456	172,683
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		635,603	616,509
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		629,001	609,862
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		567,684	550,637
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		543,783	527,236
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		535,874	519,372
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031		445,492	432,092
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035		1,205,409	1,147,792
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037		443,613	420,190
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040		74,077	67,601
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041		3,724,036	3,375,843
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041		235,430	213,596
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041		181,330	164,946
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043		218,361	195,755
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046		4,482,473	3,908,799
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046		98,870	86,618
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050		4,415,477	3,808,982
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050		2,403,198	2,073,103
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050		607,121	527,903
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		14,719,476	12,716,056
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		7,450,579	6,406,237
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		5,044,082	4,337,057
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		3,027,994	2,628,165
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		2,882,677	2,500,234
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		2,843,469	2,468,006
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051		2,188,380	1,899,417
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052		5,624,551	4,869,558
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052		3,993,435	3,446,158
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053		4,520,513	3,875,575
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053		476,061	407,398
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028		57,211	56,279
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031		801,325	776,645
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031		506,526	490,923
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031		494,118	479,279
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036		701,754	666,238
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037		731,761	692,210
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2041		2,147,636	1,944,169
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043		155,705	138,055
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043		12,266	11,061
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051		18,205,071	15,653,280
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051		6,678,834	5,796,933
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051		3,088,003	2,672,530
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028		47,840	47,060
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028		46,113	45,381
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036		111,366	105,694
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037		186,604	176,635
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040		216,664	197,342
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041		212,439	192,450
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041		186,880	169,726
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046		235,053	205,926
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050		4,565,970	3,934,523
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050		3,759,367	3,270,013
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050		1,134,719	967,511
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050		587,560	511,812
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051		4,686,361	4,017,761
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051		756,638	648,689
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2053		1,115,559	953,753
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028		98,855	97,203
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028		32,834	32,285
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028		30,425	29,930
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031		416,794	403,959
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050		8,183,375	7,051,661
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050		5,706,951	4,917,713
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051		4,682,479	4,029,066
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051		3,773,425	3,246,865
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051		3,614,539	3,110,151
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051		2,766,773	2,392,791
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051		2,184,225	1,872,604
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035		3,128,154	2,977,655
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041		1,619,930	1,464,532
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046		519,953	455,196
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051		13,661,790	11,712,673
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051		479,850	414,989
Fannie Mae Mortgage pass-thru certificates 2.51% 10/1/2030		737,087	688,136
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2027		307,753	300,736
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2028		353,740	341,511
Fannie Mae Mortgage pass-thru certificates 2.61% 6/1/2026		296,122	293,467
Fannie Mae Mortgage pass-thru certificates 2.62% 5/1/2026		143,496	142,344
Fannie Mae Mortgage pass-thru certificates 2.66% 8/1/2029		640,896	614,543
Fannie Mae Mortgage pass-thru certificates 2.67% 4/1/2034		585,106	522,578
Fannie Mae Mortgage pass-thru certificates 2.69% 12/1/2028		441,052	427,686
Fannie Mae Mortgage pass-thru certificates 2.73% 7/1/2028		278,949	271,174
Fannie Mae Mortgage pass-thru certificates 2.78% 4/1/2026		204,787	203,460
Fannie Mae Mortgage pass-thru certificates 2.81% 5/1/2026		117,021	116,171
Fannie Mae Mortgage pass-thru certificates 2.83% 10/1/2027		595,000	578,844
Fannie Mae Mortgage pass-thru certificates 2.83% 4/1/2030		631,554	604,889
Fannie Mae Mortgage pass-thru certificates 2.835% 8/1/2029		465,159	445,359
Fannie Mae Mortgage pass-thru certificates 2.84% 11/1/2031		130,917	121,509
Fannie Mae Mortgage pass-thru certificates 2.87% 8/1/2031		216,519	205,513
Fannie Mae Mortgage pass-thru certificates 2.9% 5/1/2029		97,550	94,104
Fannie Mae Mortgage pass-thru certificates 2.97% 4/1/2028		172,541	169,080
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030		389,111	382,897
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032		33,059	32,341
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035		141,335	137,694
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2041		210,730	199,853
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2042		288,770	271,428
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		752,174	696,630
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		514,928	476,712
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		235,655	219,124
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		216,726	201,545
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		196,740	183,001
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		154,497	143,573
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		147,198	136,150
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		140,458	130,238
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		112,398	104,679
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		49,870	46,224
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043		41,924	38,829
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044		5,624	5,192
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047		1,944,908	1,765,506
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050		574,871	517,712
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051		1,350,656	1,212,141
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052		11,705,541	10,457,533
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052		3,857,875	3,450,177
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052		696,973	619,397
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052		244,301	219,017
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027		68,948	68,284
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042		190,482	176,464
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042		138,302	127,984
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042		100,104	92,728
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043		347,535	321,302
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043		243,765	225,113
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049		5,043,386	4,571,870
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051		4,261,533	3,823,163
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051		1,851,197	1,665,977
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2028		6,878	6,791
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032		58,803	57,366
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032		43,474	42,486
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034		162,621	159,617
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042		436,193	405,165
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042		105,165	97,822
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043		7,685	7,117
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046		1,527,642	1,386,730
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046		911,823	827,715
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046		786,436	719,792
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049		1,986,836	1,801,083
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049		542,883	488,905
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050		265,825	238,730
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		3,402,810	3,083,612
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		2,858,407	2,572,411
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		2,287,306	2,047,014
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		2,115,572	1,906,545
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		1,309,713	1,177,033
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		39,600	35,761
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051		33,601	30,344
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028		14,916	14,719
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032		347,846	340,693
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032		290,670	284,649
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034		195,235	190,022
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2035		132,188	128,659
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042		282,522	261,305
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042		279,827	259,437
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042		258,057	238,979
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042		162,081	150,385
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042		93,106	86,552
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045		602,580	558,354
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046		136,257	123,689
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046		102,608	93,143
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047		368,147	341,192
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049		664,615	598,532
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049		405,843	365,490
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050		2,471,827	2,218,331
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051		3,325,242	2,973,832
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051		2,932,146	2,630,526
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051		1,642,116	1,473,197
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051		1,182,099	1,063,825
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051		917,377	826,737
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027		40,315	40,003
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031		278,262	273,753
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031		263,563	258,692
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035		112,134	110,117
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043		920,629	851,975
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043		276,129	256,961
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043		56,739	52,980
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043		37,601	34,956
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043		13,505	12,556
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2044		554,007	512,969
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045		280,459	256,989
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045		15,433	14,139
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050		1,210,759	1,096,428
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052		5,112,162	4,583,095
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (v)		4,101,611	3,684,818
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052		2,434,066	2,186,724
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052		1,883,153	1,682,377
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052		629,491	562,967
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033		133,511	130,627
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040		41,010	38,995
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048		1,411,799	1,292,160
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		19,663,650	17,726,942
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		10,862,106	9,704,023
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		3,648,342	3,293,570
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		2,951,065	2,668,709
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		2,205,214	1,976,992
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		1,434,272	1,288,078
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		1,158,415	1,033,098
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		1,117,173	1,002,253
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		886,920	804,832
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		684,630	611,637
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052		675,468	611,051
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2061		300,510	263,682
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027		137,337	136,190
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038		18,935	18,429
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043		494,855	458,113
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043		406,969	376,152
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043		194,684	179,922
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043		5,215	4,856
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047		4,593,007	4,251,252
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048		1,612,241	1,489,326
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050		9,917,693	8,978,073
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051		2,916,379	2,622,760
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052		20,807,897	18,556,913
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052		3,743,821	3,362,216
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052		3,110,920	2,814,241
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052		1,543,518	1,393,424
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027		1,301	1,290
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030		175,511	172,548
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037		376,930	364,510
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043		236,160	217,312
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043		212,817	196,870
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043		108,530	100,393
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043		38,630	35,906
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046		472,441	430,191
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050		299,907	271,587
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051		235,154	211,479
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052		3,897,583	3,500,305
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052		1,848,458	1,656,002
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052		661,317	597,836
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030		77,136	75,800
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043		168,343	155,647
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043		73,382	68,234
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043		8,533	7,997
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051		5,799,620	5,242,904
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051		1,862,778	1,681,638
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051		755,783	677,565
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052		9,465,352	8,515,345
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052		8,405,748	7,493,793
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052		636,013	565,222
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2062		583,283	509,612
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2063		2,534,949	2,208,437
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032		479,289	468,330
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034		322,676	317,084
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035		13,824	13,345
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036		54,711	51,962
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042		305,014	282,804
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043		509,515	470,441
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043		267,571	247,303
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043		210,340	194,629
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043		199,296	184,139
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050		2,963,717	2,681,076
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050		2,789,733	2,523,685
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050		1,975,801	1,786,140
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050		1,798,541	1,627,020
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051		2,231,067	2,012,022
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052		2,583,990	2,314,145
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2028		51,165	50,544
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042		22,581	21,310
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043		264,905	244,555
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043		206,128	190,511
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043		50,192	46,518
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043		31,236	28,859
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048		296,320	271,209
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049		4,656,361	4,206,478
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051		3,580,146	3,206,274
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051		1,260,118	1,137,582
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051		630,727	566,635
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052		9,313,528	8,413,685
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032		92,580	90,442
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032		75,735	73,970
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035		553,972	542,579
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		395,770	367,598
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		165,214	154,233
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		140,714	130,633
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		135,236	125,621
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		90,036	83,769
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042		68,931	63,572
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043		46,941	43,334
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046		155,045	141,180
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049		4,105,545	3,721,711
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049		392,886	357,750
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051		6,772,865	6,057,114
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032		693,906	652,670
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032		182,845	172,457
Fannie Mae Mortgage pass-thru certificates 3.13% 2/1/2026		225,290	224,413
Fannie Mae Mortgage pass-thru certificates 3.13% 3/1/2027		369,394	365,453
Fannie Mae Mortgage pass-thru certificates 3.13% 5/1/2032		336,436	318,093
Fannie Mae Mortgage pass-thru certificates 3.13% 7/1/2036		308,050	292,669
Fannie Mae Mortgage pass-thru certificates 3.16% 8/1/2033		429,760	396,679
Fannie Mae Mortgage pass-thru certificates 3.17% 1/1/2029		492,542	481,948
Fannie Mae Mortgage pass-thru certificates 3.19% 11/1/2027		250,000	246,916
Fannie Mae Mortgage pass-thru certificates 3.26% 5/1/2032		429,906	409,506
Fannie Mae Mortgage pass-thru certificates 3.27% 12/1/2028		241,298	238,060
Fannie Mae Mortgage pass-thru certificates 3.32% 3/1/2029		893,053	877,596
Fannie Mae Mortgage pass-thru certificates 3.35% 1/1/2029		240,132	236,370
Fannie Mae Mortgage pass-thru certificates 3.42% 5/1/2030		376,130	367,445
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031		238,894	236,744
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041		6,009	5,765
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043		478,249	455,791
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043		56,013	53,501
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044		234,536	223,970
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046		461,600	435,408
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046		268,873	253,617
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046		255,034	240,562
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047		1,489,787	1,404,786
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047		305,613	287,412
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047		156,552	147,620
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047		123,946	116,565
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047		83,295	78,542
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048		923,117	880,015
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048		194,502	184,134
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050		1,484,266	1,414,118
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050		1,158,757	1,088,660
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052		10,556,123	9,831,782
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052		288,555	269,476
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032		7,161	7,000
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041		332,856	318,202
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041		285,045	272,653
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041		196,946	189,126
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042		406,067	389,044
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042		105,216	100,636
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042		13,416	12,790
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042		13,360	12,788
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045		1,017,618	959,868
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045		166,561	157,234
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046		41,275	38,817
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047		182,268	172,609
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047		13,988	13,247
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032		6,002	5,862
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034		95,949	94,403
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042		256,745	244,696
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042		55,308	52,678
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042		8,169	7,771
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045		751,594	709,066
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045		24,454	23,047
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047		678,956	637,884
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048		245,984	231,103
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049		842,662	788,527
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2052		94,075	87,149
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029		60,975	60,545
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030		292,798	290,204
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030		1,406	1,391
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041		10,319	9,872
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042		1,277,704	1,220,955
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042		605,801	578,751
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042		16,488	15,755
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045		121,667	114,764
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045		103,875	98,143
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		2,227,324	2,100,242
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		1,276,792	1,200,752
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		393,802	370,349
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		381,461	358,742
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		214,175	201,419
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046		201,925	190,404
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047		353,344	332,632
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042		316,186	302,063
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043		1,677,685	1,603,852
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046		165,301	156,179
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047		66,425	62,635
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052		5,468,062	5,072,690
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052		676,203	630,015
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031		325,429	322,500
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033		199,434	196,907
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033		7,180	7,009
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042		641,400	611,441
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042		441,074	420,394
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042		239,899	228,594
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046		284,366	271,592
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048		144,112	135,754
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050		2,136,628	1,999,364
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052		2,361,754	2,198,957
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052		21,756	20,147
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053		38,581	35,728
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2061		3,906,257	3,594,882
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042		35,764	34,112
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042		5,889	5,613
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043		327,633	311,978
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043		29,978	28,613
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046		4,409	4,163
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048		612,354	574,928
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049		33,573	31,469
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052		12,852,970	11,934,874
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2053		343,901	321,270
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029		71,092	70,598
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2032		19,381	18,960
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042		602,867	575,641
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043		247,337	235,071
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043		96,817	92,312
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044		3,449	3,296
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046		16,035	15,105
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047		2,251,425	2,120,858
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049		2,234,668	2,094,597
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049		41,788	39,429
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052		14,404,605	13,375,676
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052		7,830,969	7,293,623
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052		2,331,825	2,165,262
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052		324,795	303,219
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052		322,977	302,228
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2056		518,447	480,426
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032		10,158	9,966
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032		9,614	9,397
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032		2,318	2,263
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037		270,915	264,858
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039		86,420	83,287
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042		254,873	243,216
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042		11,112	10,607
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043		654,547	621,809
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043		42,209	40,235
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043		15,123	14,427
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045		995,886	940,440
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045		593,963	560,165
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045		6,828	6,486
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046		51,919	48,973
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046		15,108	14,232
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046		12,033	11,335
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046		5,006	4,721
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048		1,198,447	1,129,694
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049		836,965	786,334
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052		10,195,007	9,460,400
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052		2,469,856	2,294,977
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2062		4,871,443	4,454,968
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032		23,747	23,211
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032		23,241	22,757
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032		19,351	18,894
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034		437,122	430,354
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034		146,279	144,015
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042		14,949	14,249
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042		4,177	3,987
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042		3,540	3,379
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046		421,661	397,999
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046		138,105	130,355
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046		121,294	114,260
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046		100,695	94,981
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047		2,788,168	2,658,648
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049		323,018	303,680
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049		71,594	67,061
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051		3,527,277	3,306,186
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051		2,680,895	2,501,126
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052		11,913,581	11,055,141
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052		507,285	474,537
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032		29,711	29,009
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034		560,214	551,540
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042		1,444,320	1,375,079
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042		753,375	718,613
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042		498,985	475,588
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043		574,506	548,539
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043		121,325	115,874
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043		67,598	64,487
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043		8,028	7,636
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043		4,354	4,144
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044		14,272	13,504
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045		215,210	203,017
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046		208,297	196,608
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046		41,639	39,224
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2056		715,590	660,582
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042		37,606	35,846
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042		19,802	18,873
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046		404,746	382,032
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047		677,392	639,590
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047		445,193	418,262
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047		117,223	111,011
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048		133,985	124,749
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051		502,006	468,187
Fannie Mae Mortgage pass-thru certificates 3.55% 8/1/2028		207,076	205,864
Fannie Mae Mortgage pass-thru certificates 3.67% 7/1/2033		2,000,000	1,938,028
Fannie Mae Mortgage pass-thru certificates 3.71% 9/1/2030		733,284	722,735
Fannie Mae Mortgage pass-thru certificates 3.75% 7/1/2033		4,000,000	3,882,364
Fannie Mae Mortgage pass-thru certificates 3.75% 9/1/2034		389,300	373,864
Fannie Mae Mortgage pass-thru certificates 3.77% 9/1/2032		2,000,000	1,955,897
Fannie Mae Mortgage pass-thru certificates 3.785% 12/1/2026 (d)		35,135	35,034
Fannie Mae Mortgage pass-thru certificates 3.81% 12/1/2028		468,084	468,484
Fannie Mae Mortgage pass-thru certificates 3.83% 9/1/2032		6,000,000	5,889,125
Fannie Mae Mortgage pass-thru certificates 3.84% 10/1/2027		131,512	131,347
Fannie Mae Mortgage pass-thru certificates 3.88% 12/1/2028		8,484	8,508
Fannie Mae Mortgage pass-thru certificates 3.895% 2/1/2033		559,653	550,293
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2038		114,501	113,739
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		655,153	645,435
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		439,195	432,980
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		383,984	378,332
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		273,630	269,430
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		260,995	257,248
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		149,638	147,298
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041		3,074	3,034
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042		346,391	340,614
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042		48,652	47,840
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042		44,966	44,229
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042		11,851	11,674
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046		313,436	305,473
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046		59,707	58,022
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046		40,394	39,367
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047		293,334	284,690
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047		123,257	120,396
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		914,846	886,171
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		386,980	374,609
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		134,916	130,603
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		67,039	64,979
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		27,723	26,914
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048		23,236	22,493
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049		5,054,765	4,899,490
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052		77,986	75,615
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2054		5,946,968	5,673,223
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2031		5,000,000	4,972,253
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039		350,762	345,786
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039		81,322	80,106
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041		212,488	209,113
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043		91,473	89,963
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044		53,299	52,123
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045		1,195,685	1,167,974
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045		567,671	555,989
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045		53,211	51,855
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046		1,465,118	1,431,100
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047		2,794,049	2,708,220
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047		1,337,819	1,295,887
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048		812,896	789,195
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048		664,475	645,724
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048		88,986	86,252
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051		130,440	124,558
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040		1,418,657	1,397,760
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040		7,421	7,330
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041		220,764	217,155
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041		127,596	125,556
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045		53,785	52,411
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047		85,620	83,311
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047		28,546	27,652
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048		1,755,148	1,697,393
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049		756,688	732,025
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051		648,695	619,443
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051		106,776	103,563
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051		18,457	17,902
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038		461,872	455,445
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039		232,710	229,191
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040		90,804	89,466
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		226,067	222,067
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		134,692	132,538
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		82,396	81,098
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		35,423	34,831
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		2,582	2,540
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041		1,989	1,956
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042		86,002	84,332
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042		45,822	45,131
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044		515,396	503,836
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		419,519	409,024
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		361,795	352,603
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		225,669	220,288
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		170,434	166,104
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		74,096	72,214
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		56,911	55,306
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045		26,108	25,445
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047		841,542	815,428
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047		136,330	132,142
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047		85,516	83,023
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047		69,772	67,607
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047		14,721	14,264
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048		64,879	62,865
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051		1,062,972	1,023,343
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051		60,041	58,234
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052		657,148	631,212
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038		120,062	119,300
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038		46,217	45,909
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038		45,612	45,265
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041		541,861	533,876
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041		147,662	145,428
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042		248,883	244,383
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2043		463,276	455,042
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047		770,250	747,552
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048		90,196	87,312
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048		81,511	79,567
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048		14,997	14,555
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048		4,966	4,821
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049		1,229,601	1,188,371
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051		670,615	651,063
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052		51,044	49,491
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053		6,673,742	6,404,083
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039		869,829	858,341
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039		329,790	325,349
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039		105,000	103,591
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041		219,664	216,228
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042		101,421	99,587
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045		1,220,122	1,193,026
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046		2,033,394	1,999,469
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046		613,652	599,035
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046		196,087	190,983
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048		337,110	328,335
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048		303,628	295,440
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048		67,535	65,376
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048		58,514	57,119
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049		1,573,425	1,521,650
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052		1,087,195	1,045,305
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		256,207	251,574
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		103,933	102,242
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		66,677	65,598
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		54,900	54,013
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		40,706	39,983
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		24,105	23,677
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042		18,441	18,110
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045		6,357,365	6,215,517
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046		138,613	134,701
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046		87,423	85,147
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048		461,531	448,940
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048		109,899	106,695
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048		105,417	102,344
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048		24,331	23,554
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050		271,821	264,235
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052		9,419,466	9,012,665
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052		1,153,741	1,112,531
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052		218,502	211,585
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052		148,572	141,826
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053		487,413	465,739
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039		215,949	212,824
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040		1,497,529	1,481,478
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2042		3,062	3,006
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046		189,211	184,286
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046		152,634	148,327
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047		479,113	466,043
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047		112,287	109,750
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048		2,350,596	2,276,920
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048		188,007	182,525
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050		2,247,442	2,172,083
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052		26,688,929	25,610,537
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052		8,494,555	8,188,488
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052		152,387	146,277
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052		85,488	81,579
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039		520,619	513,400
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039		431,936	426,177
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042		174,418	171,958
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042		33,828	33,141
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2043		100,430	98,835
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045		97,535	95,302
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046		68,973	67,178
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046		22,766	22,159
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046		16,809	16,361
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047		1,652,971	1,602,195
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047		80,013	77,555
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052		29,157,420	27,921,881
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052		635,010	610,145
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052		608,115	584,304
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052		89,229	85,150
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053		349,920	334,797
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2037		2,987,510	2,966,199
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039		55,336	54,723
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042		101,457	99,568
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042		22,248	21,805
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043		32,367	31,662
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045		121,678	118,840
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045		28,476	27,791
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046		1,323,731	1,293,823
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047		259,320	252,245
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049		15,640	15,145
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052		6,718,727	6,447,250
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052		2,488,467	2,387,918
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052		731,208	697,778
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052		683,459	655,203
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2053		635,473	608,008
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039		109,765	108,145
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043		59,497	58,310
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043		23,229	22,750
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043		17,815	17,444
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047		289,312	280,425
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047		235,006	228,007
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048		261,087	252,088
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048		73,423	71,007
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048		42,033	40,650
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050		308,971	299,577
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052		2,735,316	2,620,519
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052		296,712	283,888
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2059		286,095	271,764
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038		317,694	314,020
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040		98,107	96,669
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044		157,600	154,069
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044		72,937	71,397
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045		57,182	55,770
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046		1,589,394	1,553,484
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046		192,713	189,229
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047		95,878	92,903
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048		158,436	153,223
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051		82,364	79,886
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052		475,019	455,677
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052		136,291	132,062
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052		84,518	81,130
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053		26,699	25,495
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2062		1,215,866	1,152,299
Fannie Mae Mortgage pass-thru certificates 4.11% 4/1/2033		3,436,169	3,416,383
Fannie Mae Mortgage pass-thru certificates 4.24% 3/1/2033		5,289,207	5,306,987
Fannie Mae Mortgage pass-thru certificates 4.3% 12/1/2055 (f)(i)		43,200,000	43,370,439
Fannie Mae Mortgage pass-thru certificates 4.32% 3/1/2030		1,900,000	1,927,357
Fannie Mae Mortgage pass-thru certificates 4.32% 7/1/2033		507,350	510,897
Fannie Mae Mortgage pass-thru certificates 4.33% 1/1/2033		731,382	737,928
Fannie Mae Mortgage pass-thru certificates 4.37% 10/1/2030		2,498,331	2,518,154
Fannie Mae Mortgage pass-thru certificates 4.37% 5/1/2033		487,100	491,808
Fannie Mae Mortgage pass-thru certificates 4.45% 10/1/2033		2,000,000	2,026,824
Fannie Mae Mortgage pass-thru certificates 4.48% 4/1/2033		446,114	453,699
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041		83,456	84,044
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041		76,716	77,253
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044		212,184	213,138
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044		37,543	37,756
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047		49,064	49,186
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047		32,062	32,061
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048		159,487	159,034
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053		2,260,240	2,223,447
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055		8,456,426	8,284,414
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040		6,756	6,804
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041		54,472	54,850
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041		53,704	54,086
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041		44,621	44,920
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041		44,232	44,550
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041		17,673	17,795
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042		879,517	885,743
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042		155,952	156,813
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042		82,811	83,285
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044		1,249,185	1,255,786
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045		128,817	129,744
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045		3,236	3,232
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046		69,452	69,515
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048		42,034	41,862
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052		5,391,561	5,308,849
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052		4,403,256	4,335,705
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052		2,942,785	2,897,640
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052		562,220	553,595
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2030		1,332	1,338
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040		64,046	64,462
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040		40,907	41,194
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040		19,925	20,057
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040		18,348	18,477
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040		14,293	14,393
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041		256,227	257,948
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041		99,601	100,310
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041		23,702	23,882
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042		1,051,235	1,058,609
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043		44,782	44,801
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043		17,407	17,442
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044		359,531	361,430
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044		60,051	60,368
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044		4,230	4,253
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045		80,529	80,829
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046		107,644	107,641
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046		87,168	87,166
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047		296,590	295,747
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052		706,009	695,179
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039		203,225	204,675
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039		11,020	11,099
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040		325,433	327,705
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040		193,594	194,965
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040		105,968	106,715
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040		48,259	48,596
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040		42,662	42,957
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043		31,126	31,159
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043		11,060	11,115
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043		4,620	4,647
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045		7,219	7,237
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046		115,648	115,645
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048		1,666,837	1,666,269
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052		10,924,192	10,736,803
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052		4,313,957	4,258,561
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2061		192,070	188,943
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2038		60,957	61,157
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2039		192,469	193,851
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041		616,245	620,582
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041		335,794	338,150
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041		260,111	261,948
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041		21,773	21,925
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042		11,494	11,560
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044		596,993	600,081
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044		7,726	7,760
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045		407,720	409,733
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047		54,860	54,996
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048		945,297	942,316
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048		66,918	66,748
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2051		545,565	543,333
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053		2,140,167	2,105,328
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041		779,811	785,162
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041		12,838	12,930
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2042		13,752	13,830
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044		5,645	5,676
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045		372,111	373,845
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046		819,210	825,010
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046		727,964	733,154
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046		10,702	10,728
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047		13,764	13,755
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048		25,832	25,734
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050		1,129,900	1,129,867
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053		51,233	50,399
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039		20,763	20,912
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041		70,680	71,131
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041		60,498	60,924
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041		13,587	13,676
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041		947	953
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2042		177,365	178,489
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045		217,037	218,048
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046		115,058	115,163
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047		20,651	20,612
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039		921,360	934,290
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039		7,857	7,913
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041		17,992	18,110
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2042		9,042	9,093
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044		22,648	22,747
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044		2,032	2,042
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045		81,986	82,368
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047		119,168	118,941
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048		65,884	65,635
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049		114,023	113,236
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039		110,236	111,026
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039		8,589	8,649
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041		21,818	21,981
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042		7,724	7,770
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044		244,235	245,409
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045		353,374	354,689
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046		379,564	379,909
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046		27,163	27,238
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047		59,423	59,310
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2052		21,483,039	21,173,608
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053		2,423,172	2,398,114
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053		713,850	706,468
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039		1,354	1,357
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041		70,196	70,694
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042		110,483	111,164
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042		98,461	99,020
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042		18,357	18,478
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042		13,256	13,330
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044		30,420	30,549
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045		157,291	158,024
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047		227,053	226,621
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048		1,553,609	1,554,536
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048		34,353	34,213
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048		31,728	31,598
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048		1,323	1,318
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052		3,674,860	3,619,632
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040		156,421	157,540
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		143,691	144,676
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		77,356	77,875
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		55,368	55,716
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		47,939	48,272
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		36,747	37,004
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041		3,656	3,682
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042		6,356	6,397
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2043		194,826	195,889
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044		116,522	117,136
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044		21,823	22,040
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044		7,281	7,314
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044		1,900	1,909
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048		1,547,535	1,548,458
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050		450,130	449,133
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052		3,495,093	3,432,737
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052		1,225,614	1,207,195
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052		521,104	513,273
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052		342,457	338,916
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053		3,707,633	3,647,279
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040		18,565	18,695
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040		11,906	11,988
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041		16,333	16,432
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042		832,509	838,377
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042		79,327	79,835
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044		93,105	93,114
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044		7,768	7,809
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047		132,005	130,689
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049		1,020,491	1,019,505
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052		6,333,177	6,236,020
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052		158,182	155,805
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053		698,769	698,094
Fannie Mae Mortgage pass-thru certificates 4.51% 10/1/2033		3,050,000	3,102,147
Fannie Mae Mortgage pass-thru certificates 4.51% 7/1/2033		2,938,829	2,990,118
Fannie Mae Mortgage pass-thru certificates 4.55% 9/1/2033		3,115,000	3,177,370
Fannie Mae Mortgage pass-thru certificates 4.7% 9/1/2033		3,907,344	3,982,862
Fannie Mae Mortgage pass-thru certificates 4.73% 10/1/2032		536,805	548,665
Fannie Mae Mortgage pass-thru certificates 4.8% 12/1/2030		1,985,136	2,037,078
Fannie Mae Mortgage pass-thru certificates 4.81% 9/1/2029		2,921,189	2,991,916
Fannie Mae Mortgage pass-thru certificates 4.83% 2/1/2034		2,429,000	2,521,522
Fannie Mae Mortgage pass-thru certificates 4.88% 12/1/2032		234,042	241,240
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2030		2,015	2,038
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2042		230,478	236,096
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2048		139,446	142,462
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049		39,094	39,817
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053		45,451	45,667
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054		4,208,348	4,220,455
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033		56,236	57,255
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039		6,570	6,725
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041		191,009	195,653
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048		23,878	24,386
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052		5,716,971	5,781,655
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052		2,101,105	2,122,252
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052		343,639	347,956
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054		8,043,443	8,037,048
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033		30,440	30,992
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040		3,030,536	3,065,820
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044		319,049	325,036
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052		2,446,785	2,474,469
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052		1,533,671	1,548,148
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052		955,220	968,416
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052		29,889	30,031
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053		1,780,143	1,784,708
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2033		17,868	18,189
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2034		411,785	412,615
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052		6,017,892	6,046,489
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052		1,684,391	1,702,923
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054		4,925,852	4,924,630
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2030		73,154	74,012
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035		567,494	578,154
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038		803,618	819,568
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041		54,124	55,450
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041		39,048	39,996
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049		1,062,980	1,085,969
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053		552,068	554,174
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053		38,717	38,828
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054		3,795,462	3,809,940
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033		180,763	183,798
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035		418,189	426,650
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044		141,247	144,710
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044		101,664	104,157
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044		74,952	76,790
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050		869,018	886,183
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054		129,057	130,880
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054		29,426	29,455
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040		4,909,362	4,966,520
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041		73,728	75,526
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041		14,664	15,018
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053		1,118,884	1,123,851
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2033		2,824	2,876
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039		47,207	48,196
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040		22,150	22,685
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042		313,774	321,309
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044		61,281	62,620
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048		151,476	154,752
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053		9,567,193	9,594,717
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053		432,066	433,714
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2031		21,118	21,462
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035		34,718	35,398
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039		5,860,178	5,969,331
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039		656,307	668,441
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039		200,409	204,335
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039		7,659	7,839
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040		74,604	76,404
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041		98,302	100,746
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041		37,046	37,938
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041		25,775	26,337
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041		11,138	11,408
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044		21,130	21,649
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047		33,629	34,356
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048		17,738	18,088
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052		8,717,787	8,770,111
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053		6,071,840	6,087,410
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053		5,653,050	5,661,975
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053		1,431,999	1,438,356
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2029		21,616	21,830
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033		36,764	37,403
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033		20,910	21,260
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033		18,323	18,638
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035		695,807	709,695
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035		330,739	337,265
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035		32,350	32,966
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036		46,952	47,840
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036		5,229	5,327
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037		24,152	24,652
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039		9,024	9,238
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040		1,399,147	1,415,437
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040		34,842	35,688
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040		22,048	22,577
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041		18,308	18,765
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041		14,387	14,734
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052		11,178,247	11,245,338
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052		66,593	67,284
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052		55,156	55,987
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052		43,979	44,614
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053		2,170,208	2,190,694
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053		1,234,192	1,233,675
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054		1,857,174	1,857,294
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033		73,958	75,240
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033		8,286	8,435
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041		14,903	15,248
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041		2,879	2,950
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048		67,167	68,493
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052		6,417,560	6,508,220
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052		1,083,610	1,089,436
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053		7,244,173	7,262,750
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053		3,779,278	3,796,056
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053		2,583,620	2,620,119
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033		58,444	59,504
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033		36,236	36,900
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040		11,509	11,760
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048		321,610	327,962
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048		31,786	32,414
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052		4,053,157	4,074,951
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052		2,033,334	2,044,268
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052		954,409	960,734
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052		452,059	454,772
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053		4,118,387	4,134,096
Fannie Mae Mortgage pass-thru certificates 5.1% 6/1/2029		2,530,699	2,609,532
Fannie Mae Mortgage pass-thru certificates 5.17% 8/1/2028		2,340,149	2,406,146
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (d)		132,634	134,638
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040		189,309	197,784
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040		125,231	130,756
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052		2,835,235	2,892,482
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052		95,249	96,971
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053		3,033,150	3,123,776
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053		645,237	654,756
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054		2,328,756	2,367,043
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054		573,780	590,566
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036		2,379	2,477
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052		20,830,336	21,250,922
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052		1,324,711	1,352,286
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053		1,634,109	1,659,234
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053		443,379	450,114
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054		4,505,685	4,564,275
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054		2,735,873	2,780,854
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037		27,469	28,570
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052		2,963,993	3,023,839
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054		6,741,101	6,849,993
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054		3,052,383	3,102,567
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042		85,567	89,004
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053		1,349,463	1,381,348
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053		62,945	64,058
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055		2,823,599	2,860,315
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2037		87,607	91,077
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053		484,196	494,729
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054		15,554,089	15,785,510
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054		389,602	396,616
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055		6,498,811	6,583,319
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053		1,915,107	1,952,578
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053		149,808	152,051
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054		5,655,594	5,752,112
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055		5,120,227	5,186,807
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055		985,695	999,276
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037		82,533	85,833
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037		42,967	44,653
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053		3,330,229	3,414,120
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053		207,948	212,017
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055		2,733,299	2,768,841
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038		38,294	39,851
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053		2,223,553	2,262,195
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053		1,625,867	1,658,238
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053		1,487,034	1,525,888
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053		345,409	355,298
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054		3,438,331	3,486,264
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054		3,396,302	3,454,264
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054		21,510	21,877
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055		2,207,135	2,235,836
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053		10,995,213	11,169,113
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053		2,551,617	2,617,489
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053		1,842,813	1,886,932
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054		551,537	564,913
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055		6,782,700	6,940,845
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055		2,022,900	2,054,894
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055		1,676,254	1,698,051
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055		998,985	1,011,975
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037		70,865	73,459
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2052		1,788,530	1,824,642
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053		3,839,086	3,899,805
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053		1,961,383	1,997,308
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053		1,180,971	1,214,781
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053		1,120,962	1,141,493
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053		723,323	736,345
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054		1,677,617	1,730,363
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034		1,911	1,980
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039		165,044	172,039
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2048		407,364	425,104
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053		3,091,493	3,140,388
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054		4,911,794	4,975,664
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054		1,568,956	1,594,751
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055		3,480,714	3,525,975
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055		624,386	632,505
Fannie Mae Mortgage pass-thru certificates 5.81% 6/1/2031		261,000	273,639
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037		128,206	135,294
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038		27,198	28,781
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040		27,402	29,053
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042		2,636	2,799
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053		1,948,888	2,023,034
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034		9,932	10,405
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037		27,795	29,361
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038		141,980	147,521
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053		352,184	365,721
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054		1,974,492	2,057,634
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035		170,337	178,384
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052		2,963,058	3,048,936
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053		4,404,964	4,544,347
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053		1,935,675	1,989,961
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053		1,261,377	1,294,703
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053		771,813	791,951
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053		233,134	241,574
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054		1,827,361	1,902,023
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054		724,524	755,258
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054		265,974	277,755
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054		127,315	130,557
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2039		122,053	129,295
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052		5,433,382	5,590,857
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054		1,760,423	1,802,368
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034		35,010	36,575
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2040		147,464	156,561
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054		95,500	98,484
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055		2,877,706	2,993,484
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055		476,227	497,917
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034		34,294	35,813
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034		9,346	9,756
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036		74,199	77,617
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038		10,217	10,835
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054		1,425,184	1,469,719
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054		1,331,914	1,370,101
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055		1,510,704	1,573,844
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035		968	1,014
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054		294,857	304,739
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036		2,476,081	2,602,221
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040		37,877	40,115
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053		782,869	804,800
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054		4,452,060	4,576,572
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055		2,179,410	2,268,456
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035		18,513	19,401
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036		47,572	50,131
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037		2,933	3,113
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053		3,377,502	3,509,958
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053		1,726,488	1,793,657
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053		754,095	775,068
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054		5,259,131	5,406,215
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054		702,190	719,239
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054		372,147	381,625
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035		22,278	23,453
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037		40,797	42,691
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038		516,226	546,998
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038		4,607	4,886
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039		2,152,542	2,232,522
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041		668,629	706,711
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053		2,115,288	2,188,329
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053		827,090	857,976
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054		4,458,169	4,612,108
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054		3,898,157	4,056,210
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054		2,725,315	2,801,534
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055		4,331,375	4,461,648
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035		12,020	12,615
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037		207,271	216,539
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054		6,051,099	6,218,440
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055		3,686,119	3,808,216
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055		3,569,567	3,717,922
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055		1,369,138	1,424,404
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055		433,648	446,284
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036		61,215	64,297
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037		2,059	2,182
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038		365,003	379,249
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053		2,828,505	2,926,172
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053		1,325,645	1,371,419
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053		98,523	101,174
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054		6,913,806	7,105,005
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054		1,599,064	1,669,395
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053		4,929,905	5,192,044
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053		3,177,638	3,303,407
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053		219,226	229,016
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053		19,784	20,641
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055		980,828	1,036,660
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2052		101,861	106,442
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053		1,845,410	1,938,202
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2052		52,105	54,448
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053		365,107	385,126
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036		623	664
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053		24,794	25,869
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054		701,051	731,427
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054		1,191,005	1,237,028
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055		2,278,724	2,407,902
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053		2,762,776	2,909,682
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053		600,078	626,501
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055		3,316,901	3,432,635
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053		1,554,893	1,626,517
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054		1,682,497	1,773,538
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054		1,574,309	1,633,667
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054		942,490	978,026
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055		1,351,537	1,429,422
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054		6,826,863	7,198,403
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054		1,803,442	1,871,440
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054		1,579,070	1,638,608
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054		1,206,955	1,267,643
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055		1,038,746	1,098,605
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2053		870,391	908,105
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054		685,626	723,218
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055		3,250,722	3,441,351
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055		2,588,236	2,740,824
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053		2,282,659	2,401,004
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (d)		37,764	39,364
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054		1,724,996	1,827,848
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054		949,600	1,008,074
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054		862,045	916,811
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054		553,053	586,547
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054		487,184	516,232
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053		618,992	657,108
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053		23,194	24,678
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053		1,070,735	1,138,425
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053		163,247	172,534
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053		46,976	49,572
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053		29,728	31,319
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053		18,343	19,379
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054		36,585	38,913
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053		1,041,734	1,104,823
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053		231,412	243,734
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053		110,005	116,778
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053		75,056	79,213
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053		57,999	61,103
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053		54,842	57,808
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053		20,006	21,112
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054		795,851	844,857
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054		238,794	253,890
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053		501,321	527,922
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054		16,165	17,019
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033		1,249	1,312
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054		248,515	266,031
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054		19,774	21,100
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054		45,803	49,031
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054		24,171	25,698
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054		21,852	23,210
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054		19,830	21,227
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054		14,147	14,977
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053		626,377	664,116
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053		52,282	55,285
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054		523,529	558,630
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054		496,908	528,477
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054		344,392	366,702
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2036		6,589	6,914
Fannie Mae Mortgage pass-thru certificates Series 1000, 2.5% 9/1/2051		730,624	628,670
Freddie Mac Gold Pool 1.5% 1/1/2036		2,072,844	1,878,924
Freddie Mac Gold Pool 1.5% 1/1/2037		967,074	872,370
Freddie Mac Gold Pool 1.5% 1/1/2051		3,044,392	2,364,595
Freddie Mac Gold Pool 1.5% 11/1/2035		1,631,831	1,483,758
Freddie Mac Gold Pool 1.5% 11/1/2035		61,792	56,185
Freddie Mac Gold Pool 1.5% 11/1/2050		3,057,569	2,382,474
Freddie Mac Gold Pool 1.5% 11/1/2050		237,698	186,627
Freddie Mac Gold Pool 1.5% 12/1/2035		2,770,536	2,511,344
Freddie Mac Gold Pool 1.5% 12/1/2036		328,586	296,819
Freddie Mac Gold Pool 1.5% 12/1/2040		321,100	275,031
Freddie Mac Gold Pool 1.5% 12/1/2050		167,455	131,476
Freddie Mac Gold Pool 1.5% 12/1/2050		39,908	31,371
Freddie Mac Gold Pool 1.5% 2/1/2036		46,575	42,218
Freddie Mac Gold Pool 1.5% 2/1/2041		1,877,386	1,604,344
Freddie Mac Gold Pool 1.5% 2/1/2051		1,516,397	1,177,793
Freddie Mac Gold Pool 1.5% 3/1/2036		710,954	644,442
Freddie Mac Gold Pool 1.5% 3/1/2036		312,852	283,584
Freddie Mac Gold Pool 1.5% 3/1/2041		558,735	477,499
Freddie Mac Gold Pool 1.5% 3/1/2051		54,658	42,966
Freddie Mac Gold Pool 1.5% 4/1/2036		50,636	45,899
Freddie Mac Gold Pool 1.5% 4/1/2041		1,257,216	1,072,863
Freddie Mac Gold Pool 1.5% 4/1/2051		39,369,547	30,578,536
Freddie Mac Gold Pool 1.5% 5/1/2036		3,694,589	3,352,413
Freddie Mac Gold Pool 1.5% 5/1/2036		51,876	46,974
Freddie Mac Gold Pool 1.5% 5/1/2051		1,209,893	939,730
Freddie Mac Gold Pool 1.5% 6/1/2036		52,674	47,697
Freddie Mac Gold Pool 1.5% 6/1/2051		936,082	727,060
Freddie Mac Gold Pool 1.5% 6/1/2051		908,110	705,334
Freddie Mac Gold Pool 1.5% 6/1/2051		134,411	105,658
Freddie Mac Gold Pool 1.5% 8/1/2035		1,364,373	1,240,569
Freddie Mac Gold Pool 1.5% 8/1/2036		71,777	64,995
Freddie Mac Gold Pool 1.5% 9/1/2036		1,871,500	1,694,661
Freddie Mac Gold Pool 2% 1/1/2032		513,054	492,003
Freddie Mac Gold Pool 2% 1/1/2051		415,309	340,928
Freddie Mac Gold Pool 2% 1/1/2052		792,741	659,432
Freddie Mac Gold Pool 2% 1/1/2052		384,965	319,146
Freddie Mac Gold Pool 2% 1/1/2052		136,705	113,674
Freddie Mac Gold Pool 2% 1/1/2052		41,546	34,066
Freddie Mac Gold Pool 2% 10/1/2041		35,019	30,723
Freddie Mac Gold Pool 2% 10/1/2050		2,572,095	2,113,041
Freddie Mac Gold Pool 2% 10/1/2051		4,476,584	3,704,207
Freddie Mac Gold Pool 2% 10/1/2051		230,560	191,140
Freddie Mac Gold Pool 2% 11/1/2041		1,574,757	1,381,002
Freddie Mac Gold Pool 2% 11/1/2050		11,974,160	9,837,074
Freddie Mac Gold Pool 2% 11/1/2050		2,014,815	1,678,517
Freddie Mac Gold Pool 2% 11/1/2050		17,735	14,559
Freddie Mac Gold Pool 2% 11/1/2050		15,760	13,120
Freddie Mac Gold Pool 2% 11/1/2051		4,151,705	3,404,244
Freddie Mac Gold Pool 2% 11/1/2051		2,407,246	1,985,136
Freddie Mac Gold Pool 2% 11/1/2051		1,214,351	1,006,727
Freddie Mac Gold Pool 2% 11/1/2051		863,857	714,809
Freddie Mac Gold Pool 2% 11/1/2051		333,541	276,514
Freddie Mac Gold Pool 2% 11/1/2051		202,347	167,751
Freddie Mac Gold Pool 2% 12/1/2035		227,208	211,295
Freddie Mac Gold Pool 2% 12/1/2050		756,615	621,105
Freddie Mac Gold Pool 2% 12/1/2051		6,361,517	5,216,207
Freddie Mac Gold Pool 2% 12/1/2051		3,488,323	2,891,908
Freddie Mac Gold Pool 2% 12/1/2051		25,382	21,082
Freddie Mac Gold Pool 2% 12/1/2051		18,377	15,287
Freddie Mac Gold Pool 2% 2/1/2036		2,855,401	2,650,966
Freddie Mac Gold Pool 2% 2/1/2036		151,077	140,449
Freddie Mac Gold Pool 2% 2/1/2036		128,442	119,246
Freddie Mac Gold Pool 2% 2/1/2042		777,796	680,923
Freddie Mac Gold Pool 2% 2/1/2051		1,331,988	1,093,429
Freddie Mac Gold Pool 2% 2/1/2052		15,293,777	12,521,210
Freddie Mac Gold Pool 2% 2/1/2052		5,695,161	4,716,093
Freddie Mac Gold Pool 2% 2/1/2052		5,594,183	4,625,481
Freddie Mac Gold Pool 2% 2/1/2052		1,399,746	1,152,988
Freddie Mac Gold Pool 2% 2/1/2052		210,076	174,684
Freddie Mac Gold Pool 2% 3/1/2036		111,788	103,784
Freddie Mac Gold Pool 2% 3/1/2036		14,431	13,393
Freddie Mac Gold Pool 2% 3/1/2037		355,226	330,681
Freddie Mac Gold Pool 2% 3/1/2041		374,388	331,701
Freddie Mac Gold Pool 2% 3/1/2051		4,141,215	3,399,524
Freddie Mac Gold Pool 2% 3/1/2051		3,501,449	2,874,340
Freddie Mac Gold Pool 2% 3/1/2051		1,535,230	1,262,669
Freddie Mac Gold Pool 2% 3/1/2051		312,384	259,462
Freddie Mac Gold Pool 2% 3/1/2051		288,698	239,789
Freddie Mac Gold Pool 2% 3/1/2051		251,523	208,912
Freddie Mac Gold Pool 2% 3/1/2051		34,360	28,539
Freddie Mac Gold Pool 2% 3/1/2051		21,459	17,843
Freddie Mac Gold Pool 2% 3/1/2052		1,863,960	1,528,960
Freddie Mac Gold Pool 2% 4/1/2042		1,049,812	926,406
Freddie Mac Gold Pool 2% 4/1/2051		5,757,518	4,722,750
Freddie Mac Gold Pool 2% 4/1/2052		9,790,384	8,015,512
Freddie Mac Gold Pool 2% 4/1/2052		1,190,342	981,616
Freddie Mac Gold Pool 2% 4/1/2052		41,248	34,195
Freddie Mac Gold Pool 2% 5/1/2036		327,353	303,916
Freddie Mac Gold Pool 2% 5/1/2036		194,503	180,578
Freddie Mac Gold Pool 2% 5/1/2041		5,711,746	5,029,590
Freddie Mac Gold Pool 2% 5/1/2051		23,137,464	18,979,088
Freddie Mac Gold Pool 2% 5/1/2051		8,948,819	7,410,407
Freddie Mac Gold Pool 2% 5/1/2051		861,156	715,266
Freddie Mac Gold Pool 2% 5/1/2051		237,789	195,721
Freddie Mac Gold Pool 2% 5/1/2051		24,962	20,780
Freddie Mac Gold Pool 2% 6/1/2035		18,157,294	16,953,761
Freddie Mac Gold Pool 2% 6/1/2036		1,927,100	1,787,321
Freddie Mac Gold Pool 2% 6/1/2036		802,270	746,836
Freddie Mac Gold Pool 2% 6/1/2050		36,498,133	30,052,570
Freddie Mac Gold Pool 2% 6/1/2050		3,096,065	2,574,456
Freddie Mac Gold Pool 2% 6/1/2052		72,238	59,255
Freddie Mac Gold Pool 2% 7/1/2035		2,087,240	1,948,890
Freddie Mac Gold Pool 2% 7/1/2041		6,086,464	5,361,273
Freddie Mac Gold Pool 2% 7/1/2041		33,687	29,622
Freddie Mac Gold Pool 2% 7/1/2051		464,733	385,566
Freddie Mac Gold Pool 2% 8/1/2050		15,436	12,835
Freddie Mac Gold Pool 2% 8/1/2051		1,744,405	1,430,892
Freddie Mac Gold Pool 2% 8/1/2051		640,111	525,868
Freddie Mac Gold Pool 2% 9/1/2050		24,938,171	20,510,715
Freddie Mac Gold Pool 2% 9/1/2050		2,142,024	1,767,759
Freddie Mac Gold Pool 2% 9/1/2050		21,276	17,479
Freddie Mac Gold Pool 2% 9/1/2051		5,452,418	4,470,780
Freddie Mac Gold Pool 2% 9/1/2051		236,324	195,918
Freddie Mac Gold Pool 2% 9/1/2051		235,992	195,644
Freddie Mac Gold Pool 2% 9/1/2051		40,688	33,731
Freddie Mac Gold Pool 2.5% 1/1/2041		359,478	326,413
Freddie Mac Gold Pool 2.5% 1/1/2042		1,862,029	1,678,956
Freddie Mac Gold Pool 2.5% 1/1/2043		109,626	98,633
Freddie Mac Gold Pool 2.5% 1/1/2051		5,984,895	5,145,997
Freddie Mac Gold Pool 2.5% 1/1/2052		7,439,893	6,445,874
Freddie Mac Gold Pool 2.5% 1/1/2052		4,115,182	3,526,786
Freddie Mac Gold Pool 2.5% 1/1/2052		855,499	740,664
Freddie Mac Gold Pool 2.5% 1/1/2052		688,229	595,847
Freddie Mac Gold Pool 2.5% 1/1/2052		143,996	123,227
Freddie Mac Gold Pool 2.5% 10/1/2031		41,876	40,629
Freddie Mac Gold Pool 2.5% 10/1/2035		3,392,211	3,238,548
Freddie Mac Gold Pool 2.5% 10/1/2041		906,914	819,162
Freddie Mac Gold Pool 2.5% 10/1/2050		4,339,295	3,779,876
Freddie Mac Gold Pool 2.5% 10/1/2051		3,808,628	3,285,487
Freddie Mac Gold Pool 2.5% 10/1/2051		1,303,390	1,125,176
Freddie Mac Gold Pool 2.5% 10/1/2051		519,089	449,735
Freddie Mac Gold Pool 2.5% 11/1/2031		430,704	416,948
Freddie Mac Gold Pool 2.5% 11/1/2032		898,735	866,728
Freddie Mac Gold Pool 2.5% 11/1/2041		491,730	445,088
Freddie Mac Gold Pool 2.5% 11/1/2041		156,936	142,345
Freddie Mac Gold Pool 2.5% 11/1/2046		412,290	361,377
Freddie Mac Gold Pool 2.5% 11/1/2050		3,297,541	2,866,242
Freddie Mac Gold Pool 2.5% 11/1/2050		942,523	810,999
Freddie Mac Gold Pool 2.5% 11/1/2050		224,755	195,569
Freddie Mac Gold Pool 2.5% 11/1/2051		480,077	411,435
Freddie Mac Gold Pool 2.5% 11/1/2051		411,795	350,728
Freddie Mac Gold Pool 2.5% 12/1/2050		1,205,608	1,049,051
Freddie Mac Gold Pool 2.5% 12/1/2051		4,843,728	4,151,164
Freddie Mac Gold Pool 2.5% 12/1/2051		3,039,285	2,623,719
Freddie Mac Gold Pool 2.5% 12/1/2051		348,015	296,406
Freddie Mac Gold Pool 2.5% 2/1/2043		109,631	98,328
Freddie Mac Gold Pool 2.5% 2/1/2050		350,148	302,272
Freddie Mac Gold Pool 2.5% 2/1/2051		9,481,591	8,241,454
Freddie Mac Gold Pool 2.5% 2/1/2051		5,749,510	4,943,606
Freddie Mac Gold Pool 2.5% 2/1/2052		2,393,938	2,067,359
Freddie Mac Gold Pool 2.5% 3/1/2028		85,349	84,193
Freddie Mac Gold Pool 2.5% 3/1/2030		78,599	76,872
Freddie Mac Gold Pool 2.5% 3/1/2032		1,670,178	1,615,621
Freddie Mac Gold Pool 2.5% 3/1/2050		1,708,399	1,473,739
Freddie Mac Gold Pool 2.5% 3/1/2051		13,456,790	11,570,563
Freddie Mac Gold Pool 2.5% 3/1/2051		495,922	427,959
Freddie Mac Gold Pool 2.5% 4/1/2037		49,494	47,097
Freddie Mac Gold Pool 2.5% 4/1/2042		318,478	287,494
Freddie Mac Gold Pool 2.5% 4/1/2051		17,771,488	15,280,472
Freddie Mac Gold Pool 2.5% 4/1/2051		3,689,795	3,200,273
Freddie Mac Gold Pool 2.5% 4/1/2052		22,200,205	18,991,294
Freddie Mac Gold Pool 2.5% 4/1/2052		2,759,914	2,395,483
Freddie Mac Gold Pool 2.5% 4/1/2052		448,416	388,504
Freddie Mac Gold Pool 2.5% 4/1/2053		3,823,743	3,271,043
Freddie Mac Gold Pool 2.5% 5/1/2041		545,256	494,546
Freddie Mac Gold Pool 2.5% 5/1/2050		2,722,023	2,348,135
Freddie Mac Gold Pool 2.5% 5/1/2051		7,853,713	6,752,864
Freddie Mac Gold Pool 2.5% 5/1/2051		443,189	387,992
Freddie Mac Gold Pool 2.5% 6/1/2031		503,085	489,479
Freddie Mac Gold Pool 2.5% 6/1/2041		891,664	807,121
Freddie Mac Gold Pool 2.5% 6/1/2041		379,714	344,655
Freddie Mac Gold Pool 2.5% 6/1/2051		1,506,037	1,294,937
Freddie Mac Gold Pool 2.5% 6/1/2051		368,238	320,074
Freddie Mac Gold Pool 2.5% 6/1/2052		4,656,422	3,983,363
Freddie Mac Gold Pool 2.5% 7/1/2030		154,809	151,300
Freddie Mac Gold Pool 2.5% 7/1/2031		234,856	227,952
Freddie Mac Gold Pool 2.5% 7/1/2032		537,412	519,184
Freddie Mac Gold Pool 2.5% 7/1/2050		4,769,999	4,158,036
Freddie Mac Gold Pool 2.5% 7/1/2050		2,783,241	2,419,210
Freddie Mac Gold Pool 2.5% 7/1/2050		986,668	850,218
Freddie Mac Gold Pool 2.5% 7/1/2051		2,583,466	2,234,261
Freddie Mac Gold Pool 2.5% 7/1/2051		1,785,026	1,530,358
Freddie Mac Gold Pool 2.5% 8/1/2031		395,970	384,177
Freddie Mac Gold Pool 2.5% 8/1/2041		128,171	116,392
Freddie Mac Gold Pool 2.5% 8/1/2051		4,745,703	4,110,162
Freddie Mac Gold Pool 2.5% 9/1/2041		279,226	253,336
Freddie Mac Gold Pool 3% 1/1/2033		250,743	244,608
Freddie Mac Gold Pool 3% 1/1/2036		354,463	344,999
Freddie Mac Gold Pool 3% 1/1/2037		960,942	918,329
Freddie Mac Gold Pool 3% 1/1/2043		247,866	229,937
Freddie Mac Gold Pool 3% 1/1/2043		120,116	111,468
Freddie Mac Gold Pool 3% 1/1/2043		89,002	82,837
Freddie Mac Gold Pool 3% 1/1/2047		4,050,180	3,680,867
Freddie Mac Gold Pool 3% 1/1/2052		1,406,591	1,260,581
Freddie Mac Gold Pool 3% 1/1/2052		1,262,462	1,133,780
Freddie Mac Gold Pool 3% 1/1/2052		1,179,462	1,057,397
Freddie Mac Gold Pool 3% 1/1/2052		576,916	517,209
Freddie Mac Gold Pool 3% 1/1/2052		352,466	315,988
Freddie Mac Gold Pool 3% 10/1/2028		75,711	74,837
Freddie Mac Gold Pool 3% 10/1/2042		273,156	253,166
Freddie Mac Gold Pool 3% 10/1/2042		48,343	44,857
Freddie Mac Gold Pool 3% 10/1/2049		5,643,618	5,082,477
Freddie Mac Gold Pool 3% 10/1/2049		1,965,754	1,770,301
Freddie Mac Gold Pool 3% 10/1/2051		1,576,690	1,418,935
Freddie Mac Gold Pool 3% 10/1/2051		541,531	490,733
Freddie Mac Gold Pool 3% 11/1/2042		69,499	65,336
Freddie Mac Gold Pool 3% 11/1/2046		734,962	667,945
Freddie Mac Gold Pool 3% 11/1/2048		2,373,424	2,153,753
Freddie Mac Gold Pool 3% 11/1/2049		6,629,601	6,009,788
Freddie Mac Gold Pool 3% 11/1/2049		5,261,475	4,769,571
Freddie Mac Gold Pool 3% 11/1/2049		712,207	641,393
Freddie Mac Gold Pool 3% 11/1/2050		180,694	162,276
Freddie Mac Gold Pool 3% 11/1/2051		2,348,449	2,125,219
Freddie Mac Gold Pool 3% 11/1/2051		1,382,707	1,240,472
Freddie Mac Gold Pool 3% 11/1/2051		600,906	539,093
Freddie Mac Gold Pool 3% 12/1/2030		67,331	66,071
Freddie Mac Gold Pool 3% 12/1/2032		229,040	224,330
Freddie Mac Gold Pool 3% 12/1/2032		166,062	162,326
Freddie Mac Gold Pool 3% 12/1/2042		450,580	418,437
Freddie Mac Gold Pool 3% 12/1/2042		57,673	53,813
Freddie Mac Gold Pool 3% 12/1/2046		7,157,049	6,558,116
Freddie Mac Gold Pool 3% 12/1/2046		328,732	298,756
Freddie Mac Gold Pool 3% 12/1/2050		1,478,639	1,327,923
Freddie Mac Gold Pool 3% 12/1/2051		4,745,088	4,256,976
Freddie Mac Gold Pool 3% 2/1/2033		80,815	79,362
Freddie Mac Gold Pool 3% 2/1/2043		317,116	295,739
Freddie Mac Gold Pool 3% 2/1/2043		135,354	126,900
Freddie Mac Gold Pool 3% 2/1/2043		62,912	58,804
Freddie Mac Gold Pool 3% 2/1/2043		53,306	49,524
Freddie Mac Gold Pool 3% 2/1/2043		47,546	44,559
Freddie Mac Gold Pool 3% 2/1/2043		29,960	27,909
Freddie Mac Gold Pool 3% 2/1/2050		11,499,138	10,416,876
Freddie Mac Gold Pool 3% 2/1/2050		3,614,430	3,273,122
Freddie Mac Gold Pool 3% 2/1/2050		2,240,174	2,029,336
Freddie Mac Gold Pool 3% 2/1/2052		6,915,170	6,177,897
Freddie Mac Gold Pool 3% 2/1/2052		6,618,516	5,933,554
Freddie Mac Gold Pool 3% 2/1/2052		1,588,436	1,436,455
Freddie Mac Gold Pool 3% 2/1/2052		251,493	225,465
Freddie Mac Gold Pool 3% 3/1/2032		235,173	230,196
Freddie Mac Gold Pool 3% 3/1/2033		273,643	267,248
Freddie Mac Gold Pool 3% 3/1/2043		359,441	333,384
Freddie Mac Gold Pool 3% 3/1/2043		75,116	69,939
Freddie Mac Gold Pool 3% 3/1/2045		85,982	78,694
Freddie Mac Gold Pool 3% 3/1/2050		2,467,678	2,222,319
Freddie Mac Gold Pool 3% 3/1/2052		12,755,189	11,514,851
Freddie Mac Gold Pool 3% 3/1/2052		7,034,610	6,268,115
Freddie Mac Gold Pool 3% 3/1/2052		6,748,484	6,045,853
Freddie Mac Gold Pool 3% 3/1/2052		706,949	639,529
Freddie Mac Gold Pool 3% 3/1/2052		592,628	531,296
Freddie Mac Gold Pool 3% 4/1/2029		198,133	195,588
Freddie Mac Gold Pool 3% 4/1/2032		25,670	25,171
Freddie Mac Gold Pool 3% 4/1/2032		8,936	8,765
Freddie Mac Gold Pool 3% 4/1/2034		505,249	493,360
Freddie Mac Gold Pool 3% 4/1/2037		254,888	245,932
Freddie Mac Gold Pool 3% 4/1/2043		30,561	28,469
Freddie Mac Gold Pool 3% 4/1/2045		569,764	524,722
Freddie Mac Gold Pool 3% 4/1/2045		5,650	5,190
Freddie Mac Gold Pool 3% 4/1/2046		13,206	12,105
Freddie Mac Gold Pool 3% 4/1/2046		10,938	10,027
Freddie Mac Gold Pool 3% 4/1/2050		2,470,507	2,224,866
Freddie Mac Gold Pool 3% 4/1/2052		14,183,032	12,648,721
Freddie Mac Gold Pool 3% 4/1/2052		2,620,581	2,356,743
Freddie Mac Gold Pool 3% 4/1/2052		1,364,416	1,234,723
Freddie Mac Gold Pool 3% 5/1/2046		197,402	180,945
Freddie Mac Gold Pool 3% 5/1/2046		31,567	28,935
Freddie Mac Gold Pool 3% 5/1/2051		575,681	517,722
Freddie Mac Gold Pool 3% 5/1/2052		12,801,151	11,416,332
Freddie Mac Gold Pool 3% 5/1/2052		3,132,402	2,802,350
Freddie Mac Gold Pool 3% 6/1/2029		49,597	48,998
Freddie Mac Gold Pool 3% 6/1/2031		99,065	97,207
Freddie Mac Gold Pool 3% 6/1/2031		37,746	37,039
Freddie Mac Gold Pool 3% 6/1/2031		22,015	21,592
Freddie Mac Gold Pool 3% 6/1/2031		13,019	12,792
Freddie Mac Gold Pool 3% 6/1/2031		12,013	11,777
Freddie Mac Gold Pool 3% 6/1/2031		9,286	9,102
Freddie Mac Gold Pool 3% 6/1/2031		8,243	8,100
Freddie Mac Gold Pool 3% 6/1/2042		202,651	188,584
Freddie Mac Gold Pool 3% 6/1/2045		573,852	527,547
Freddie Mac Gold Pool 3% 6/1/2045		212,689	195,999
Freddie Mac Gold Pool 3% 6/1/2046		195,354	179,067
Freddie Mac Gold Pool 3% 6/1/2048		7,961,526	7,326,660
Freddie Mac Gold Pool 3% 6/1/2050		2,228,527	2,017,393
Freddie Mac Gold Pool 3% 6/1/2052		1,952,078	1,750,054
Freddie Mac Gold Pool 3% 6/1/2052		1,884,047	1,679,644
Freddie Mac Gold Pool 3% 7/1/2032		45,131	44,172
Freddie Mac Gold Pool 3% 7/1/2037		137,159	132,297
Freddie Mac Gold Pool 3% 7/1/2045		537,727	492,898
Freddie Mac Gold Pool 3% 7/1/2050		1,630,893	1,475,360
Freddie Mac Gold Pool 3% 7/1/2052		6,071,222	5,471,359
Freddie Mac Gold Pool 3% 8/1/2029		67,600	66,649
Freddie Mac Gold Pool 3% 8/1/2032		56,571	55,382
Freddie Mac Gold Pool 3% 8/1/2032		39,274	38,431
Freddie Mac Gold Pool 3% 8/1/2043		234,560	217,008
Freddie Mac Gold Pool 3% 8/1/2046		35,393	32,520
Freddie Mac Gold Pool 3% 8/1/2049		406,682	367,390
Freddie Mac Gold Pool 3% 8/1/2050		1,836,656	1,658,056
Freddie Mac Gold Pool 3% 8/1/2050		758,999	686,615
Freddie Mac Gold Pool 3% 9/1/2049		22,461	20,424
Freddie Mac Gold Pool 3% 9/1/2051		1,443,276	1,294,811
Freddie Mac Gold Pool 3% 9/1/2051		535,953	480,821
Freddie Mac Gold Pool 3.05% 10/1/2032		6,301,000	5,881,181
Freddie Mac Gold Pool 3.19% 7/1/2033		5,966,854	5,597,193
Freddie Mac Gold Pool 3.5% 1/1/2032		61,490	60,860
Freddie Mac Gold Pool 3.5% 1/1/2043		8,914	8,467
Freddie Mac Gold Pool 3.5% 1/1/2044		1,329,221	1,269,839
Freddie Mac Gold Pool 3.5% 1/1/2044		669,429	639,175
Freddie Mac Gold Pool 3.5% 1/1/2046		315,834	298,259
Freddie Mac Gold Pool 3.5% 1/1/2047		1,948,717	1,814,391
Freddie Mac Gold Pool 3.5% 1/1/2047		91,497	86,148
Freddie Mac Gold Pool 3.5% 1/1/2048		817,708	767,731
Freddie Mac Gold Pool 3.5% 1/1/2052		2,395,092	2,227,901
Freddie Mac Gold Pool 3.5% 1/1/2053		27,111	25,106
Freddie Mac Gold Pool 3.5% 10/1/2032		16,302	15,960
Freddie Mac Gold Pool 3.5% 10/1/2034		4,094,249	4,027,097
Freddie Mac Gold Pool 3.5% 10/1/2042		131,447	125,401
Freddie Mac Gold Pool 3.5% 10/1/2042		55,472	53,383
Freddie Mac Gold Pool 3.5% 10/1/2045		381,144	359,843
Freddie Mac Gold Pool 3.5% 10/1/2045		184,355	174,006
Freddie Mac Gold Pool 3.5% 10/1/2045		7,016	6,628
Freddie Mac Gold Pool 3.5% 10/1/2047		592,404	557,217
Freddie Mac Gold Pool 3.5% 10/1/2047		7,119	6,742
Freddie Mac Gold Pool 3.5% 10/1/2051		3,228,525	3,009,007
Freddie Mac Gold Pool 3.5% 10/1/2051		2,755,886	2,577,117
Freddie Mac Gold Pool 3.5% 11/1/2033		391,506	385,407
Freddie Mac Gold Pool 3.5% 11/1/2042		420,847	401,689
Freddie Mac Gold Pool 3.5% 11/1/2044		687,455	648,936
Freddie Mac Gold Pool 3.5% 11/1/2045		851,303	805,119
Freddie Mac Gold Pool 3.5% 11/1/2046		940,746	885,750
Freddie Mac Gold Pool 3.5% 11/1/2047		412,944	384,545
Freddie Mac Gold Pool 3.5% 11/1/2047		40,757	38,597
Freddie Mac Gold Pool 3.5% 11/1/2052		5,055,992	4,683,780
Freddie Mac Gold Pool 3.5% 11/1/2052		2,841,903	2,637,128
Freddie Mac Gold Pool 3.5% 12/1/2033		61,659	60,880
Freddie Mac Gold Pool 3.5% 12/1/2042		83,203	80,176
Freddie Mac Gold Pool 3.5% 12/1/2045		422,058	398,572
Freddie Mac Gold Pool 3.5% 12/1/2045		42,718	40,341
Freddie Mac Gold Pool 3.5% 12/1/2046		1,981,346	1,870,470
Freddie Mac Gold Pool 3.5% 12/1/2046		759,558	715,155
Freddie Mac Gold Pool 3.5% 12/1/2046		195,671	184,721
Freddie Mac Gold Pool 3.5% 12/1/2047		769,941	723,728
Freddie Mac Gold Pool 3.5% 12/1/2047		9,595	9,083
Freddie Mac Gold Pool 3.5% 12/1/2052		43,249	40,133
Freddie Mac Gold Pool 3.5% 2/1/2029		70,159	69,755
Freddie Mac Gold Pool 3.5% 2/1/2034		1,582,025	1,562,572
Freddie Mac Gold Pool 3.5% 2/1/2034		445,691	436,868
Freddie Mac Gold Pool 3.5% 2/1/2043		1,435,952	1,369,579
Freddie Mac Gold Pool 3.5% 2/1/2043		41,214	39,528
Freddie Mac Gold Pool 3.5% 2/1/2052		7,743,755	7,209,973
Freddie Mac Gold Pool 3.5% 2/1/2052		527,792	492,895
Freddie Mac Gold Pool 3.5% 2/1/2053		324,623	302,957
Freddie Mac Gold Pool 3.5% 2/1/2053		26,679	24,706
Freddie Mac Gold Pool 3.5% 3/1/2032		1,635,272	1,618,331
Freddie Mac Gold Pool 3.5% 3/1/2042		314,553	300,511
Freddie Mac Gold Pool 3.5% 3/1/2046		4,455,989	4,221,198
Freddie Mac Gold Pool 3.5% 3/1/2046		463,652	438,618
Freddie Mac Gold Pool 3.5% 3/1/2046		19,280	18,207
Freddie Mac Gold Pool 3.5% 3/1/2047		285,682	270,007
Freddie Mac Gold Pool 3.5% 3/1/2048		55,990	52,630
Freddie Mac Gold Pool 3.5% 3/1/2052		3,293,352	3,074,573
Freddie Mac Gold Pool 3.5% 3/1/2052 (v)		2,726,138	2,543,591
Freddie Mac Gold Pool 3.5% 3/1/2052		2,491,558	2,321,371
Freddie Mac Gold Pool 3.5% 3/1/2052		637,312	593,381
Freddie Mac Gold Pool 3.5% 3/1/2052		587,829	547,310
Freddie Mac Gold Pool 3.5% 3/1/2052		92,003	85,144
Freddie Mac Gold Pool 3.5% 4/1/2042		205,052	196,160
Freddie Mac Gold Pool 3.5% 4/1/2042		202,948	194,830
Freddie Mac Gold Pool 3.5% 4/1/2043		1,489,271	1,417,001
Freddie Mac Gold Pool 3.5% 4/1/2043		184,664	176,085
Freddie Mac Gold Pool 3.5% 4/1/2043		19,673	18,962
Freddie Mac Gold Pool 3.5% 4/1/2043		5,435	5,166
Freddie Mac Gold Pool 3.5% 4/1/2045		68,615	64,866
Freddie Mac Gold Pool 3.5% 4/1/2046		1,492,416	1,411,699
Freddie Mac Gold Pool 3.5% 4/1/2047		944,958	882,183
Freddie Mac Gold Pool 3.5% 4/1/2052		1,585,411	1,472,164
Freddie Mac Gold Pool 3.5% 4/1/2052		1,510,937	1,414,342
Freddie Mac Gold Pool 3.5% 4/1/2052		623,838	577,328
Freddie Mac Gold Pool 3.5% 5/1/2033		301,911	298,378
Freddie Mac Gold Pool 3.5% 5/1/2034		185,930	183,443
Freddie Mac Gold Pool 3.5% 5/1/2034		71,804	70,833
Freddie Mac Gold Pool 3.5% 5/1/2038		33,143	32,371
Freddie Mac Gold Pool 3.5% 5/1/2043		141,971	135,098
Freddie Mac Gold Pool 3.5% 5/1/2045		361,987	342,226
Freddie Mac Gold Pool 3.5% 5/1/2046		5,191,194	4,920,163
Freddie Mac Gold Pool 3.5% 5/1/2046		1,239,721	1,172,671
Freddie Mac Gold Pool 3.5% 5/1/2046		309,690	292,650
Freddie Mac Gold Pool 3.5% 5/1/2046		84,081	79,297
Freddie Mac Gold Pool 3.5% 5/1/2046		11,865	11,205
Freddie Mac Gold Pool 3.5% 5/1/2047		639,611	597,122
Freddie Mac Gold Pool 3.5% 5/1/2052		4,177,819	3,879,395
Freddie Mac Gold Pool 3.5% 5/1/2052		2,463,016	2,299,396
Freddie Mac Gold Pool 3.5% 5/1/2052		1,319,926	1,232,655
Freddie Mac Gold Pool 3.5% 6/1/2032		1,547,797	1,531,103
Freddie Mac Gold Pool 3.5% 6/1/2042		295,010	282,129
Freddie Mac Gold Pool 3.5% 6/1/2042		22,175	21,235
Freddie Mac Gold Pool 3.5% 6/1/2045		441,341	417,646
Freddie Mac Gold Pool 3.5% 6/1/2045		134,657	127,745
Freddie Mac Gold Pool 3.5% 6/1/2045		71,785	68,088
Freddie Mac Gold Pool 3.5% 6/1/2045		5,286	5,005
Freddie Mac Gold Pool 3.5% 6/1/2046		22,775	21,479
Freddie Mac Gold Pool 3.5% 6/1/2046		8,895	8,400
Freddie Mac Gold Pool 3.5% 6/1/2052		262,974	246,573
Freddie Mac Gold Pool 3.5% 7/1/2032		2,551,755	2,523,967
Freddie Mac Gold Pool 3.5% 7/1/2032		492,649	487,390
Freddie Mac Gold Pool 3.5% 7/1/2032		148,855	147,396
Freddie Mac Gold Pool 3.5% 7/1/2043		57,433	54,653
Freddie Mac Gold Pool 3.5% 7/1/2044		39,123	37,091
Freddie Mac Gold Pool 3.5% 7/1/2045		273,283	258,155
Freddie Mac Gold Pool 3.5% 7/1/2045		12,876	12,338
Freddie Mac Gold Pool 3.5% 7/1/2046		405,523	383,210
Freddie Mac Gold Pool 3.5% 7/1/2046		15,099	14,258
Freddie Mac Gold Pool 3.5% 7/1/2046		13,999	13,220
Freddie Mac Gold Pool 3.5% 7/1/2046		10,527	9,929
Freddie Mac Gold Pool 3.5% 7/1/2046		9,332	8,801
Freddie Mac Gold Pool 3.5% 7/1/2047		98,761	93,558
Freddie Mac Gold Pool 3.5% 7/1/2051		5,024,391	4,687,477
Freddie Mac Gold Pool 3.5% 7/1/2052		10,872,625	10,102,783
Freddie Mac Gold Pool 3.5% 7/1/2052		414,077	387,476
Freddie Mac Gold Pool 3.5% 8/1/2034		145,249	143,265
Freddie Mac Gold Pool 3.5% 8/1/2034		121,958	120,274
Freddie Mac Gold Pool 3.5% 8/1/2042		284,949	272,100
Freddie Mac Gold Pool 3.5% 8/1/2045		160,808	151,813
Freddie Mac Gold Pool 3.5% 8/1/2046		120,838	113,963
Freddie Mac Gold Pool 3.5% 8/1/2046		36,062	34,236
Freddie Mac Gold Pool 3.5% 8/1/2047		153,983	145,823
Freddie Mac Gold Pool 3.5% 8/1/2047		17,960	17,008
Freddie Mac Gold Pool 3.5% 8/1/2047		12,451	11,791
Freddie Mac Gold Pool 3.5% 8/1/2049		8,654,265	8,141,560
Freddie Mac Gold Pool 3.5% 8/1/2051		3,774,676	3,531,000
Freddie Mac Gold Pool 3.5% 8/1/2052		311,271	291,371
Freddie Mac Gold Pool 3.5% 9/1/2032		5,263	5,151
Freddie Mac Gold Pool 3.5% 9/1/2042		2,014,680	1,921,227
Freddie Mac Gold Pool 3.5% 9/1/2042		1,975,032	1,885,146
Freddie Mac Gold Pool 3.5% 9/1/2042		51,509	49,625
Freddie Mac Gold Pool 3.5% 9/1/2046		1,816,802	1,716,838
Freddie Mac Gold Pool 3.5% 9/1/2046		1,031,052	974,643
Freddie Mac Gold Pool 3.5% 9/1/2046		102,553	96,558
Freddie Mac Gold Pool 3.5% 9/1/2047		5,526	5,233
Freddie Mac Gold Pool 3.5% 9/1/2048		111,265	104,551
Freddie Mac Gold Pool 3.5% 9/1/2052		2,844,206	2,636,598
Freddie Mac Gold Pool 3.55% 11/1/2032		430,799	415,975
Freddie Mac Gold Pool 3.85% 9/1/2032		509,042	498,772
Freddie Mac Gold Pool 4% 1/1/2032		26,639	26,564
Freddie Mac Gold Pool 4% 1/1/2036		889,674	889,425
Freddie Mac Gold Pool 4% 1/1/2038		147,184	146,407
Freddie Mac Gold Pool 4% 1/1/2044		166,247	163,060
Freddie Mac Gold Pool 4% 1/1/2044		144,173	141,378
Freddie Mac Gold Pool 4% 1/1/2046		58,489	57,115
Freddie Mac Gold Pool 4% 1/1/2048		176,030	170,600
Freddie Mac Gold Pool 4% 1/1/2050		189,437	183,263
Freddie Mac Gold Pool 4% 1/1/2053		5,567,965	5,330,805
Freddie Mac Gold Pool 4% 1/1/2053		723,064	692,040
Freddie Mac Gold Pool 4% 10/1/2039		149,123	147,247
Freddie Mac Gold Pool 4% 10/1/2040		198,398	195,647
Freddie Mac Gold Pool 4% 10/1/2040		156,614	154,539
Freddie Mac Gold Pool 4% 10/1/2041		64,758	63,777
Freddie Mac Gold Pool 4% 10/1/2042		16,168	15,990
Freddie Mac Gold Pool 4% 10/1/2042		13,660	13,419
Freddie Mac Gold Pool 4% 10/1/2042		11,288	11,072
Freddie Mac Gold Pool 4% 10/1/2045		73,988	72,549
Freddie Mac Gold Pool 4% 10/1/2045		50,873	49,726
Freddie Mac Gold Pool 4% 10/1/2052		9,964,380	9,546,190
Freddie Mac Gold Pool 4% 10/1/2052		6,091,580	5,813,082
Freddie Mac Gold Pool 4% 10/1/2052		1,268,030	1,225,115
Freddie Mac Gold Pool 4% 10/1/2052		652,053	624,688
Freddie Mac Gold Pool 4% 10/1/2052		234,322	224,415
Freddie Mac Gold Pool 4% 10/1/2052		113,056	108,382
Freddie Mac Gold Pool 4% 11/1/2041		139,993	138,099
Freddie Mac Gold Pool 4% 11/1/2042		1,646,293	1,622,378
Freddie Mac Gold Pool 4% 11/1/2042		3,004	2,983
Freddie Mac Gold Pool 4% 11/1/2045		225,239	220,137
Freddie Mac Gold Pool 4% 11/1/2051		33,165	32,167
Freddie Mac Gold Pool 4% 11/1/2053		898,910	857,533
Freddie Mac Gold Pool 4% 12/1/2040		139,664	137,807
Freddie Mac Gold Pool 4% 12/1/2043		134,052	131,463
Freddie Mac Gold Pool 4% 12/1/2045		244,342	238,409
Freddie Mac Gold Pool 4% 12/1/2045		14,748	14,390
Freddie Mac Gold Pool 4% 12/1/2047		1,549,153	1,502,335
Freddie Mac Gold Pool 4% 12/1/2052		226,042	216,485
Freddie Mac Gold Pool 4% 2/1/2026		148	147
Freddie Mac Gold Pool 4% 2/1/2042		143,640	141,257
Freddie Mac Gold Pool 4% 2/1/2042		46,300	45,648
Freddie Mac Gold Pool 4% 2/1/2043		26,652	26,133
Freddie Mac Gold Pool 4% 2/1/2044		48,653	47,703
Freddie Mac Gold Pool 4% 2/1/2044		34,497	33,755
Freddie Mac Gold Pool 4% 2/1/2045		925,088	906,238
Freddie Mac Gold Pool 4% 2/1/2046		685,101	670,990
Freddie Mac Gold Pool 4% 2/1/2046		58,391	56,937
Freddie Mac Gold Pool 4% 2/1/2046		18,629	18,177
Freddie Mac Gold Pool 4% 2/1/2046		13,741	13,416
Freddie Mac Gold Pool 4% 2/1/2048		32,033	31,135
Freddie Mac Gold Pool 4% 2/1/2052		15,736	15,258
Freddie Mac Gold Pool 4% 2/1/2052		13,634	13,220
Freddie Mac Gold Pool 4% 3/1/2052		1,186,573	1,138,999
Freddie Mac Gold Pool 4% 3/1/2053		704,196	673,982
Freddie Mac Gold Pool 4% 3/1/2053		228,729	219,844
Freddie Mac Gold Pool 4% 4/1/2038		101,299	100,260
Freddie Mac Gold Pool 4% 4/1/2042		9,658	9,479
Freddie Mac Gold Pool 4% 4/1/2043		1,699,555	1,671,655
Freddie Mac Gold Pool 4% 4/1/2043		43,039	42,288
Freddie Mac Gold Pool 4% 4/1/2043		21,526	21,287
Freddie Mac Gold Pool 4% 4/1/2046		146,828	143,354
Freddie Mac Gold Pool 4% 4/1/2052		762,022	727,422
Freddie Mac Gold Pool 4% 4/1/2052		230,025	219,580
Freddie Mac Gold Pool 4% 4/1/2052		18,518	17,944
Freddie Mac Gold Pool 4% 4/1/2052		17,396	16,856
Freddie Mac Gold Pool 4% 5/1/2037		2,363,686	2,351,208
Freddie Mac Gold Pool 4% 5/1/2038		1,314,748	1,306,164
Freddie Mac Gold Pool 4% 5/1/2043		5,756	5,652
Freddie Mac Gold Pool 4% 5/1/2045		130,864	128,945
Freddie Mac Gold Pool 4% 5/1/2046		138,297	134,852
Freddie Mac Gold Pool 4% 5/1/2052		20,051,470	19,247,537
Freddie Mac Gold Pool 4% 5/1/2052		41,149	39,435
Freddie Mac Gold Pool 4% 6/1/2042		5,082	4,985
Freddie Mac Gold Pool 4% 6/1/2043		197,279	193,567
Freddie Mac Gold Pool 4% 6/1/2045		50,513	49,424
Freddie Mac Gold Pool 4% 6/1/2047		2,186,426	2,131,964
Freddie Mac Gold Pool 4% 6/1/2047		2,019,260	1,966,438
Freddie Mac Gold Pool 4% 6/1/2052		1,588,906	1,538,111
Freddie Mac Gold Pool 4% 6/1/2052		151,374	145,115
Freddie Mac Gold Pool 4% 6/1/2052		91,007	86,846
Freddie Mac Gold Pool 4% 6/1/2052		86,473	82,979
Freddie Mac Gold Pool 4% 6/1/2052		19,175	18,580
Freddie Mac Gold Pool 4% 7/1/2042		314,136	308,563
Freddie Mac Gold Pool 4% 7/1/2043		27,507	26,947
Freddie Mac Gold Pool 4% 7/1/2045		215,659	211,975
Freddie Mac Gold Pool 4% 7/1/2048		1,017,299	993,548
Freddie Mac Gold Pool 4% 7/1/2048		128,293	124,336
Freddie Mac Gold Pool 4% 7/1/2049		6,060,177	5,870,230
Freddie Mac Gold Pool 4% 7/1/2052		1,727,427	1,657,628
Freddie Mac Gold Pool 4% 7/1/2052		1,088,542	1,042,518
Freddie Mac Gold Pool 4% 7/1/2052		21,807	21,130
Freddie Mac Gold Pool 4% 8/1/2044		12,788	12,523
Freddie Mac Gold Pool 4% 8/1/2044		12,690	12,475
Freddie Mac Gold Pool 4% 8/1/2045		227,589	222,944
Freddie Mac Gold Pool 4% 8/1/2046		343,498	335,157
Freddie Mac Gold Pool 4% 8/1/2046		12,676	12,353
Freddie Mac Gold Pool 4% 8/1/2052		12,935,942	12,401,125
Freddie Mac Gold Pool 4% 8/1/2052		7,726,327	7,406,893
Freddie Mac Gold Pool 4% 8/1/2052		6,608,344	6,341,328
Freddie Mac Gold Pool 4% 8/1/2052		2,350,423	2,251,779
Freddie Mac Gold Pool 4% 8/1/2052		820,046	782,555
Freddie Mac Gold Pool 4% 8/1/2052		810,713	773,648
Freddie Mac Gold Pool 4% 8/1/2052		89,608	85,987
Freddie Mac Gold Pool 4% 8/1/2052		16,916	16,392
Freddie Mac Gold Pool 4% 9/1/2040		90,365	89,157
Freddie Mac Gold Pool 4% 9/1/2041		109,443	107,840
Freddie Mac Gold Pool 4% 9/1/2042		175,263	172,339
Freddie Mac Gold Pool 4% 9/1/2043		96,590	95,332
Freddie Mac Gold Pool 4% 9/1/2043		2,005	1,991
Freddie Mac Gold Pool 4% 9/1/2046		24,590	23,932
Freddie Mac Gold Pool 4% 9/1/2051		29,877	28,987
Freddie Mac Gold Pool 4% 9/1/2052		941,757	902,233
Freddie Mac Gold Pool 4% 9/1/2052		246,257	235,922
Freddie Mac Gold Pool 4.17% 10/1/2034		585,106	576,780
Freddie Mac Gold Pool 4.5% 1/1/2042		438,223	441,851
Freddie Mac Gold Pool 4.5% 1/1/2049		347,630	348,381
Freddie Mac Gold Pool 4.5% 10/1/2040		9,086	9,159
Freddie Mac Gold Pool 4.5% 10/1/2041		225,462	227,252
Freddie Mac Gold Pool 4.5% 10/1/2042		2,615,343	2,628,345
Freddie Mac Gold Pool 4.5% 10/1/2044		792,446	798,036
Freddie Mac Gold Pool 4.5% 10/1/2044		212,335	213,720
Freddie Mac Gold Pool 4.5% 10/1/2046		224,815	224,927
Freddie Mac Gold Pool 4.5% 10/1/2048		81,991	81,751
Freddie Mac Gold Pool 4.5% 10/1/2048		9,052	9,067
Freddie Mac Gold Pool 4.5% 10/1/2052		11,201,125	11,029,288
Freddie Mac Gold Pool 4.5% 11/1/2052		2,161,455	2,128,297
Freddie Mac Gold Pool 4.5% 12/1/2040		440,944	444,591
Freddie Mac Gold Pool 4.5% 12/1/2043		51,895	52,007
Freddie Mac Gold Pool 4.5% 12/1/2044		88,205	88,828
Freddie Mac Gold Pool 4.5% 12/1/2044		57,914	58,287
Freddie Mac Gold Pool 4.5% 12/1/2045		220,912	222,600
Freddie Mac Gold Pool 4.5% 12/1/2045		152,466	153,749
Freddie Mac Gold Pool 4.5% 12/1/2047		82,509	82,369
Freddie Mac Gold Pool 4.5% 12/1/2048		3,940,510	3,930,166
Freddie Mac Gold Pool 4.5% 2/1/2041		129,024	130,085
Freddie Mac Gold Pool 4.5% 2/1/2041		101,472	102,312
Freddie Mac Gold Pool 4.5% 2/1/2041		52,525	52,963
Freddie Mac Gold Pool 4.5% 2/1/2041		46,774	47,161
Freddie Mac Gold Pool 4.5% 2/1/2041		22,814	22,996
Freddie Mac Gold Pool 4.5% 2/1/2042		21,196	21,357
Freddie Mac Gold Pool 4.5% 2/1/2044		63,083	63,474
Freddie Mac Gold Pool 4.5% 2/1/2044		40,767	40,852
Freddie Mac Gold Pool 4.5% 2/1/2053		585,838	576,302
Freddie Mac Gold Pool 4.5% 3/1/2041		134,627	135,738
Freddie Mac Gold Pool 4.5% 3/1/2041		108,005	108,898
Freddie Mac Gold Pool 4.5% 3/1/2041		43,111	43,466
Freddie Mac Gold Pool 4.5% 3/1/2044		62,486	62,874
Freddie Mac Gold Pool 4.5% 3/1/2044		57,041	57,403
Freddie Mac Gold Pool 4.5% 3/1/2044		43,903	44,177
Freddie Mac Gold Pool 4.5% 3/1/2044		38,554	38,791
Freddie Mac Gold Pool 4.5% 3/1/2044		23,366	23,506
Freddie Mac Gold Pool 4.5% 4/1/2041		315,792	318,396
Freddie Mac Gold Pool 4.5% 4/1/2041		203,316	204,995
Freddie Mac Gold Pool 4.5% 4/1/2044		1,492,868	1,502,091
Freddie Mac Gold Pool 4.5% 4/1/2048		322,200	322,965
Freddie Mac Gold Pool 4.5% 4/1/2048		54,956	54,783
Freddie Mac Gold Pool 4.5% 5/1/2039		137,495	138,653
Freddie Mac Gold Pool 4.5% 5/1/2041		5,912	5,961
Freddie Mac Gold Pool 4.5% 5/1/2044		60,529	60,921
Freddie Mac Gold Pool 4.5% 5/1/2053		2,959,682	2,924,452
Freddie Mac Gold Pool 4.5% 6/1/2039		94,605	95,400
Freddie Mac Gold Pool 4.5% 6/1/2047		173,071	172,941
Freddie Mac Gold Pool 4.5% 6/1/2047		132,193	132,631
Freddie Mac Gold Pool 4.5% 6/1/2052		20,977,648	20,675,497
Freddie Mac Gold Pool 4.5% 7/1/2041		68,953	69,520
Freddie Mac Gold Pool 4.5% 7/1/2044		21,787	21,919
Freddie Mac Gold Pool 4.5% 7/1/2047		246,712	247,606
Freddie Mac Gold Pool 4.5% 7/1/2047		154,501	154,385
Freddie Mac Gold Pool 4.5% 7/1/2047		107,455	107,811
Freddie Mac Gold Pool 4.5% 7/1/2052		574,960	566,319
Freddie Mac Gold Pool 4.5% 7/1/2052		303,410	298,850
Freddie Mac Gold Pool 4.5% 8/1/2052		11,592,929	11,418,705
Freddie Mac Gold Pool 4.5% 8/1/2052		10,694,366	10,533,645
Freddie Mac Gold Pool 4.5% 8/1/2052		3,944,893	3,894,483
Freddie Mac Gold Pool 4.5% 8/1/2052		475,715	468,566
Freddie Mac Gold Pool 4.5% 8/1/2054		3,676,349	3,616,504
Freddie Mac Gold Pool 4.5% 9/1/2039		43,806	44,175
Freddie Mac Gold Pool 4.5% 9/1/2041		805,711	812,336
Freddie Mac Gold Pool 4.5% 9/1/2042		535,518	539,934
Freddie Mac Gold Pool 4.5% 9/1/2042		15,915	15,969
Freddie Mac Gold Pool 4.5% 9/1/2044		126,055	126,856
Freddie Mac Gold Pool 4.5% 9/1/2046		160,064	160,394
Freddie Mac Gold Pool 5% 1/1/2035		5,675	5,788
Freddie Mac Gold Pool 5% 1/1/2040		12,799	13,116
Freddie Mac Gold Pool 5% 1/1/2041		12,254	12,573
Freddie Mac Gold Pool 5% 1/1/2053		826,984	834,531
Freddie Mac Gold Pool 5% 1/1/2053		39,406	39,594
Freddie Mac Gold Pool 5% 1/1/2053		34,321	34,484
Freddie Mac Gold Pool 5% 1/1/2055		23,078,776	23,044,202
Freddie Mac Gold Pool 5% 10/1/2033		92,160	93,987
Freddie Mac Gold Pool 5% 10/1/2052		4,842,289	4,897,076
Freddie Mac Gold Pool 5% 10/1/2052		4,494,070	4,518,234
Freddie Mac Gold Pool 5% 10/1/2052		22,122	22,338
Freddie Mac Gold Pool 5% 10/1/2053		9,039,820	9,057,352
Freddie Mac Gold Pool 5% 10/1/2053		311,062	311,665
Freddie Mac Gold Pool 5% 11/1/2035		712,219	727,513
Freddie Mac Gold Pool 5% 11/1/2052		2,933,904	2,947,846
Freddie Mac Gold Pool 5% 11/1/2052		803,167	812,004
Freddie Mac Gold Pool 5% 11/1/2052		567,757	575,601
Freddie Mac Gold Pool 5% 11/1/2052		465,622	471,472
Freddie Mac Gold Pool 5% 11/1/2052		362,879	367,438
Freddie Mac Gold Pool 5% 11/1/2053		23,994,351	24,040,885
Freddie Mac Gold Pool 5% 11/1/2053		6,079,416	6,095,006
Freddie Mac Gold Pool 5% 11/1/2053		1,162,270	1,179,416
Freddie Mac Gold Pool 5% 11/1/2054		73,194,173	73,107,394
Freddie Mac Gold Pool 5% 12/1/2047		107,480	109,930
Freddie Mac Gold Pool 5% 12/1/2052		1,353,373	1,368,263
Freddie Mac Gold Pool 5% 12/1/2052		568,348	573,713
Freddie Mac Gold Pool 5% 12/1/2052		470,869	476,050
Freddie Mac Gold Pool 5% 12/1/2052		411,593	416,122
Freddie Mac Gold Pool 5% 12/1/2052		241,930	244,214
Freddie Mac Gold Pool 5% 12/1/2053		1,133,919	1,138,245
Freddie Mac Gold Pool 5% 2/1/2034		115,217	117,420
Freddie Mac Gold Pool 5% 2/1/2038		132,196	135,388
Freddie Mac Gold Pool 5% 2/1/2040		177,397	179,462
Freddie Mac Gold Pool 5% 2/1/2041		27,545	28,269
Freddie Mac Gold Pool 5% 3/1/2038		58,210	59,595
Freddie Mac Gold Pool 5% 3/1/2041		56,472	57,924
Freddie Mac Gold Pool 5% 3/1/2041		55,900	57,366
Freddie Mac Gold Pool 5% 3/1/2041		7,328	7,391
Freddie Mac Gold Pool 5% 3/1/2053		1,012,904	1,023,098
Freddie Mac Gold Pool 5% 3/1/2053		952,851	957,677
Freddie Mac Gold Pool 5% 4/1/2040		1,081,703	1,094,297
Freddie Mac Gold Pool 5% 4/1/2040		577,556	584,281
Freddie Mac Gold Pool 5% 4/1/2040		18,678	19,155
Freddie Mac Gold Pool 5% 4/1/2041		23,057	23,663
Freddie Mac Gold Pool 5% 4/1/2053		7,520,041	7,548,725
Freddie Mac Gold Pool 5% 4/1/2054		141,022	143,014
Freddie Mac Gold Pool 5% 5/1/2041		49,729	51,035
Freddie Mac Gold Pool 5% 6/1/2040		930,559	941,393
Freddie Mac Gold Pool 5% 6/1/2040		48,125	49,338
Freddie Mac Gold Pool 5% 6/1/2040		7,002	7,179
Freddie Mac Gold Pool 5% 6/1/2041		243,036	249,313
Freddie Mac Gold Pool 5% 6/1/2041		61,859	63,484
Freddie Mac Gold Pool 5% 6/1/2052		2,588,726	2,604,263
Freddie Mac Gold Pool 5% 6/1/2052		1,345,352	1,364,778
Freddie Mac Gold Pool 5% 6/1/2052		4,997	5,049
Freddie Mac Gold Pool 5% 7/1/2035		114,239	116,589
Freddie Mac Gold Pool 5% 7/1/2040		4,017,242	4,064,013
Freddie Mac Gold Pool 5% 7/1/2040		11,337	11,611
Freddie Mac Gold Pool 5% 7/1/2041		45,299	46,488
Freddie Mac Gold Pool 5% 7/1/2041		41,094	42,084
Freddie Mac Gold Pool 5% 7/1/2041		38,795	39,811
Freddie Mac Gold Pool 5% 7/1/2041		25,653	26,314
Freddie Mac Gold Pool 5% 7/1/2041		25,527	26,198
Freddie Mac Gold Pool 5% 7/1/2041		22,775	23,169
Freddie Mac Gold Pool 5% 7/1/2041		12,431	12,701
Freddie Mac Gold Pool 5% 7/1/2052		76,781	77,890
Freddie Mac Gold Pool 5% 7/1/2053		38,671	38,770
Freddie Mac Gold Pool 5% 8/1/2039		253,744	260,005
Freddie Mac Gold Pool 5% 8/1/2040		88,919	91,177
Freddie Mac Gold Pool 5% 8/1/2040		48,526	49,715
Freddie Mac Gold Pool 5% 8/1/2052		2,163,447	2,175,079
Freddie Mac Gold Pool 5% 8/1/2052		187,571	189,220
Freddie Mac Gold Pool 5% 8/1/2053		9,056,054	9,079,277
Freddie Mac Gold Pool 5% 9/1/2038		45,067	46,148
Freddie Mac Gold Pool 5% 9/1/2038		30,132	30,852
Freddie Mac Gold Pool 5% 9/1/2040		57,822	59,297
Freddie Mac Gold Pool 5% 9/1/2043		23,087	23,580
Freddie Mac Gold Pool 5% 9/1/2052		7,502,494	7,542,834
Freddie Mac Gold Pool 5% 9/1/2052		7,346	7,418
Freddie Mac Gold Pool 5% 9/1/2053		5,576,819	5,587,634
Freddie Mac Gold Pool 5.5% 1/1/2053		2,149,746	2,191,136
Freddie Mac Gold Pool 5.5% 1/1/2055		19,673,827	19,929,656
Freddie Mac Gold Pool 5.5% 1/1/2055		2,863,858	2,915,418
Freddie Mac Gold Pool 5.5% 1/1/2055		2,248,711	2,318,710
Freddie Mac Gold Pool 5.5% 10/1/2054		7,616,571	7,715,613
Freddie Mac Gold Pool 5.5% 10/1/2055		987,871	1,000,717
Freddie Mac Gold Pool 5.5% 11/1/2052		22,025,014	22,469,721
Freddie Mac Gold Pool 5.5% 11/1/2053		3,415,829	3,467,719
Freddie Mac Gold Pool 5.5% 12/1/2038		15,248	15,914
Freddie Mac Gold Pool 5.5% 12/1/2052		765,164	780,613
Freddie Mac Gold Pool 5.5% 12/1/2052		747,312	762,401
Freddie Mac Gold Pool 5.5% 12/1/2054		28,110,459	28,475,993
Freddie Mac Gold Pool 5.5% 2/1/2053		2,244,874	2,286,693
Freddie Mac Gold Pool 5.5% 2/1/2054		521,388	530,774
Freddie Mac Gold Pool 5.5% 3/1/2053 (w)(x)		10,881,792	11,213,725
Freddie Mac Gold Pool 5.5% 3/1/2053		232,984	237,689
Freddie Mac Gold Pool 5.5% 4/1/2054		1,538,099	1,564,348
Freddie Mac Gold Pool 5.5% 4/1/2054		920,673	933,508
Freddie Mac Gold Pool 5.5% 4/1/2055		1,953,835	1,979,241
Freddie Mac Gold Pool 5.5% 5/1/2053		3,136,531	3,214,563
Freddie Mac Gold Pool 5.5% 5/1/2055		2,922,001	2,959,997
Freddie Mac Gold Pool 5.5% 6/1/2041		54,107	56,338
Freddie Mac Gold Pool 5.5% 6/1/2054		7,497,674	7,596,049
Freddie Mac Gold Pool 5.5% 7/1/2054		9,949,836	10,081,551
Freddie Mac Gold Pool 5.5% 8/1/2053		1,705,936	1,739,314
Freddie Mac Gold Pool 5.5% 8/1/2055		4,393,505	4,516,539
Freddie Mac Gold Pool 5.5% 9/1/2052		1,360,974	1,388,453
Freddie Mac Gold Pool 5.5% 9/1/2053		7,096,510	7,293,019
Freddie Mac Gold Pool 5.5% 9/1/2054		549,315	563,839
Freddie Mac Gold Pool 6% 1/1/2053		7,356,809	7,564,857
Freddie Mac Gold Pool 6% 10/1/2054		2,897,525	3,019,534
Freddie Mac Gold Pool 6% 11/1/2038		486,617	504,698
Freddie Mac Gold Pool 6% 11/1/2053		1,933,465	1,983,914
Freddie Mac Gold Pool 6% 11/1/2053		1,235,298	1,269,942
Freddie Mac Gold Pool 6% 11/1/2053		896,817	920,217
Freddie Mac Gold Pool 6% 11/1/2053		858,925	888,583
Freddie Mac Gold Pool 6% 11/1/2054		109,532	112,322
Freddie Mac Gold Pool 6% 12/1/2052		1,385,879	1,426,046
Freddie Mac Gold Pool 6% 12/1/2054		4,458,174	4,564,397
Freddie Mac Gold Pool 6% 2/1/2028		1,257	1,274
Freddie Mac Gold Pool 6% 2/1/2038		17,932	19,057
Freddie Mac Gold Pool 6% 2/1/2040		849,422	885,496
Freddie Mac Gold Pool 6% 2/1/2054		343,533	351,895
Freddie Mac Gold Pool 6% 3/1/2054		67,525	69,635
Freddie Mac Gold Pool 6% 4/1/2053		1,120,203	1,151,882
Freddie Mac Gold Pool 6% 4/1/2054		4,832,054	5,029,481
Freddie Mac Gold Pool 6% 5/1/2054		3,352,560	3,494,776
Freddie Mac Gold Pool 6% 7/1/2037		1,027	1,089
Freddie Mac Gold Pool 6% 7/1/2039		7,748,580	8,036,489
Freddie Mac Gold Pool 6% 8/1/2037		21,334	22,557
Freddie Mac Gold Pool 6% 8/1/2052		1,261,949	1,305,820
Freddie Mac Gold Pool 6% 8/1/2053		7,755,431	7,961,423
Freddie Mac Gold Pool 6% 8/1/2055		6,359,106	6,631,345
Freddie Mac Gold Pool 6% 8/1/2055		3,638,412	3,789,628
Freddie Mac Gold Pool 6% 8/1/2055		2,910,307	2,985,865
Freddie Mac Gold Pool 6% 9/1/2038		31,344	33,309
Freddie Mac Gold Pool 6% 9/1/2052		1,939,081	1,998,917
Freddie Mac Gold Pool 6% 9/1/2054 (x)(y)		15,486,525	16,167,667
Freddie Mac Gold Pool 6% 9/1/2054		14,595,787	15,145,387
Freddie Mac Gold Pool 6.5% 1/1/2054 (x)		3,910,036	4,111,530
Freddie Mac Gold Pool 6.5% 1/1/2054		875,490	921,277
Freddie Mac Gold Pool 6.5% 10/1/2053		869,317	914,115
Freddie Mac Gold Pool 6.5% 10/1/2053		862,928	906,319
Freddie Mac Gold Pool 6.5% 12/1/2053		344,477	363,364
Freddie Mac Gold Pool 6.5% 2/1/2053		129,934	135,737
Freddie Mac Gold Pool 6.5% 3/1/2032		316	317
Freddie Mac Gold Pool 6.5% 6/1/2054		3,242,153	3,417,588
Freddie Mac Gold Pool 6.5% 6/1/2054		983,125	1,039,703
Freddie Mac Gold Pool 6.5% 7/1/2054		49,627	51,777
Freddie Mac Gold Pool 6.5% 9/1/2039		181,893	195,132
Freddie Mac Gold Pool 6.5% 9/1/2053		538,466	567,434
Freddie Mac Gold Pool 6.5% 9/1/2053		410,394	431,286
Freddie Mac Gold Pool 6.5% 9/1/2054		1,181,759	1,250,136
Freddie Mac Gold Pool 7% 1/1/2054		2,187,931	2,318,385
Freddie Mac Gold Pool 7% 1/1/2054		2,099,203	2,228,467
Freddie Mac Gold Pool 7% 1/1/2054		1,844,133	1,955,817
Freddie Mac Gold Pool 7% 1/1/2054		1,199,679	1,273,552
Freddie Mac Gold Pool 7% 1/1/2054		696,530	738,713
Freddie Mac Gold Pool 7% 10/1/2053		23,290	24,475
Freddie Mac Gold Pool 7% 11/1/2053		98,146	104,411
Freddie Mac Gold Pool 7% 12/1/2053		255,300	268,895
Freddie Mac Gold Pool 7% 12/1/2053		90,716	95,572
Freddie Mac Gold Pool 7% 2/1/2054		1,145,718	1,214,030
Freddie Mac Gold Pool 7% 3/1/2054		43,846	46,638
Freddie Mac Gold Pool 7% 6/1/2054		1,938,421	2,055,815
Freddie Mac Gold Pool 7% 6/1/2054		1,915,729	2,036,838
Freddie Mac Gold Pool 7% 7/1/2054		24,463	25,975
Freddie Mac Gold Pool 7% 8/1/2054		840,303	893,689
Freddie Mac Gold Pool 7% 8/1/2054		289,256	309,644
Freddie Mac Gold Pool 7% 9/1/2054		1,190,041	1,260,996
Freddie Mac Gold Pool 7.5% 1/1/2032		1,157	1,203
Freddie Mac Gold Pool 7.5% 12/1/2036		1,294	1,340
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055		1,853,212	1,882,522
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055		1,301,083	1,353,429
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055		2,281,592	2,372,675
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055		423,141	435,702
Freddie Mac Manufactured Housing participation certificates 6% 5/1/2055		865,322	891,010
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055		1,007,721	1,064,847
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055		900,165	951,757
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055		287,069	304,868
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055		2,048,512	2,166,561
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.808%, 6.556% 10/1/2037 (c)(d)		1,078	1,116
Freddie Mac Non Gold Pool 2% 2/1/2052		338,032	278,336
Freddie Mac Non Gold Pool 4% 9/1/2040		388,360	382,895
Freddie Mac Non Gold Pool 4.5% 10/1/2053		3,851,440	3,792,355
Freddie Mac Non Gold Pool 5% 5/1/2053		1,033,737	1,044,464
Freddie Mac Non Gold Pool 5% 5/1/2053		573,416	576,140
Freddie Mac Non Gold Pool 5% 7/1/2053		5,613,046	5,678,309
Freddie Mac Non Gold Pool 5% 8/1/2053		1,035,502	1,043,335
Freddie Mac Non Gold Pool 5.5% 5/1/2053		4,049,179	4,160,039
Freddie Mac Non Gold Pool 5.5% 6/1/2053		1,984,698	2,036,555
Freddie Mac Non Gold Pool 5.5% 7/1/2053		2,958,343	3,034,716
Freddie Mac Non Gold Pool 5.5% 8/1/2053		4,170,123	4,282,992
Freddie Mac Non Gold Pool 5.5% 8/1/2053		1,711,344	1,745,898
Freddie Mac Non Gold Pool 5.5% 9/1/2054		1,427,636	1,461,815
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)		19	19
Freddie Mac Non Gold Pool 6% 11/1/2054		1,513,114	1,572,927
Freddie Mac Non Gold Pool 6% 4/1/2054		551,738	569,108
Freddie Mac Non Gold Pool 6% 4/1/2054		310,048	319,809
Freddie Mac Non Gold Pool 6% 5/1/2054		872,686	900,161
Freddie Mac Non Gold Pool 6% 6/1/2053		621,938	646,329
Freddie Mac Non Gold Pool 6% 6/1/2053		544,579	564,915
Freddie Mac Non Gold Pool 6% 6/1/2053		349,206	362,791
Freddie Mac Non Gold Pool 6% 6/1/2054		946,070	975,855
Freddie Mac Non Gold Pool 6% 6/1/2054		464,503	479,127
Freddie Mac Non Gold Pool 6% 7/1/2053		1,744,908	1,813,338
Freddie Mac Non Gold Pool 6% 7/1/2053		1,038,966	1,079,387
Freddie Mac Non Gold Pool 6% 9/1/2053		1,675,287	1,733,134
Freddie Mac Non Gold Pool 6.5% 1/1/2055		1,626,568	1,709,373
Freddie Mac Non Gold Pool 6.5% 9/1/2053		277,465	289,488
Ginnie Mae 6.5% 6/20/2053		1,197,717	1,263,912
Ginnie Mae 6.5% 7/20/2053		1,444,093	1,523,904
Ginnie Mae I & II 6.5% 8/20/2055		2,681,898	2,843,194
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.567%, 5.673% 3/20/2072 (c)(d)(m)		590,217	614,537
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.645%, 5.733% 4/20/2072 (c)(d)(m)		973,742	1,017,833
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.655%, 5.755% 3/20/2072 (c)(d)(m)		583,498	609,988
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.69%, 5.783% 3/20/2072 (c)(d)(m)		1,382,139	1,446,702
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.704%, 5.8% 3/20/2072 (c)(d)(m)		360,486	377,337
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.705%, 5.791% 2/20/2072 (c)(d)(m)		1,054,434	1,103,417
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.732%, 5.834% 3/20/2072 (c)(d)(m)		394,944	413,039
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.741%, 5.826% 3/20/2072 (c)(d)(m)		882,761	926,762
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.745%, 5.849% 4/20/2072 (c)(d)(m)		602,986	633,716
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.76%, 5.881% 3/20/2072 (c)(d)(m)		976,738	1,026,012
Ginnie Mae I Pool 2.5% 1/20/2052		1,984,734	1,709,929
Ginnie Mae I Pool 2.5% 12/20/2051		3,099,339	2,670,207
Ginnie Mae I Pool 2.5% 12/20/2051		2,071,568	1,784,093
Ginnie Mae I Pool 2.5% 12/20/2051		1,648,390	1,420,155
Ginnie Mae I Pool 2.5% 8/20/2051		1,761,939	1,518,533
Ginnie Mae I Pool 2.5% 9/20/2051		1,557,889	1,341,697
Ginnie Mae I Pool 2.828% 7/20/2071 (d)(m)		2,732,564	2,474,360
Ginnie Mae I Pool 2.893% 8/20/2071 (d)(m)		1,087,339	985,439
Ginnie Mae I Pool 2.954% 5/20/2071 (d)(m)		1,377,976	1,250,162
Ginnie Mae I Pool 2.962% 6/20/2071 (d)		619,415	562,345
Ginnie Mae I Pool 3% 10/20/2054		5,518,970	4,991,183
Ginnie Mae I Pool 3% 11/15/2042		147,141	136,128
Ginnie Mae I Pool 3% 12/15/2042		42,641	39,435
Ginnie Mae I Pool 3% 12/20/2042		377,284	349,423
Ginnie Mae I Pool 3% 2/20/2050		1,230,321	1,110,165
Ginnie Mae I Pool 3% 2/20/2052		292,755	259,864
Ginnie Mae I Pool 3% 3/15/2045		144,465	132,551
Ginnie Mae I Pool 3% 3/20/2043		244,972	226,978
Ginnie Mae I Pool 3% 3/20/2043		100,692	93,361
Ginnie Mae I Pool 3% 3/20/2053		333,923	303,372
Ginnie Mae I Pool 3% 4/15/2043		134,895	124,754
Ginnie Mae I Pool 3% 4/20/2053		1,874,294	1,705,742
Ginnie Mae I Pool 3% 7/20/2052		8,460,739	7,643,694
Ginnie Mae I Pool 3% 8/15/2045		315,089	288,057
Ginnie Mae I Pool 3.042% 7/20/2071 (d)(m)		1,329,812	1,211,751
Ginnie Mae I Pool 3.5% 1/15/2042		291,586	277,290
Ginnie Mae I Pool 3.5% 1/15/2042		10,855	10,337
Ginnie Mae I Pool 3.5% 10/20/2052		6,212,901	5,763,983
Ginnie Mae I Pool 3.5% 11/15/2041		67,735	64,732
Ginnie Mae I Pool 3.5% 11/15/2041		26,859	25,583
Ginnie Mae I Pool 3.5% 11/15/2043		309,022	292,115
Ginnie Mae I Pool 3.5% 12/20/2049		66,012	61,093
Ginnie Mae I Pool 3.5% 12/20/2049		30,262	27,940
Ginnie Mae I Pool 3.5% 12/20/2049		23,574	21,825
Ginnie Mae I Pool 3.5% 12/20/2049		7,091	6,558
Ginnie Mae I Pool 3.5% 2/15/2042		161,116	152,644
Ginnie Mae I Pool 3.5% 2/15/2042		69,033	65,780
Ginnie Mae I Pool 3.5% 2/15/2042		59,458	56,668
Ginnie Mae I Pool 3.5% 2/15/2042		43,699	41,631
Ginnie Mae I Pool 3.5% 2/15/2042		30,895	29,481
Ginnie Mae I Pool 3.5% 2/20/2043		857,412	815,636
Ginnie Mae I Pool 3.5% 3/15/2042		1,435,381	1,364,025
Ginnie Mae I Pool 3.5% 3/15/2042		45,616	43,528
Ginnie Mae I Pool 3.5% 3/15/2042		30,279	28,915
Ginnie Mae I Pool 3.5% 3/15/2042		15,246	14,516
Ginnie Mae I Pool 3.5% 3/15/2042		8,188	7,796
Ginnie Mae I Pool 3.5% 3/15/2043		302,860	287,000
Ginnie Mae I Pool 3.5% 3/20/2043		367,908	349,982
Ginnie Mae I Pool 3.5% 3/20/2052		368,354	334,250
Ginnie Mae I Pool 3.5% 4/20/2053		5,427,136	5,015,067
Ginnie Mae I Pool 3.5% 5/15/2042		106,457	101,505
Ginnie Mae I Pool 3.5% 5/15/2042		79,570	75,852
Ginnie Mae I Pool 3.5% 5/15/2043		63,161	59,915
Ginnie Mae I Pool 3.5% 5/20/2046		74,994	69,968
Ginnie Mae I Pool 3.5% 5/20/2046		49,584	46,261
Ginnie Mae I Pool 3.5% 5/20/2046		37,660	35,136
Ginnie Mae I Pool 3.5% 5/20/2046		36,547	34,098
Ginnie Mae I Pool 3.5% 5/20/2046		32,261	30,099
Ginnie Mae I Pool 3.5% 5/20/2046		20,056	18,681
Ginnie Mae I Pool 3.5% 5/20/2053		1,502,735	1,388,636
Ginnie Mae I Pool 3.5% 6/20/2046		177,858	165,938
Ginnie Mae I Pool 3.5% 6/20/2046		48,473	45,225
Ginnie Mae I Pool 3.5% 6/20/2046		47,328	44,156
Ginnie Mae I Pool 3.5% 6/20/2046		44,885	41,877
Ginnie Mae I Pool 3.5% 6/20/2046		43,398	40,490
Ginnie Mae I Pool 3.5% 6/20/2046		31,459	29,351
Ginnie Mae I Pool 3.5% 6/20/2046		25,462	23,756
Ginnie Mae I Pool 3.5% 6/20/2046		17,135	15,986
Ginnie Mae I Pool 3.5% 7/15/2043		171,826	162,498
Ginnie Mae I Pool 3.5% 7/20/2046		4,962,120	4,629,552
Ginnie Mae I Pool 3.5% 7/20/2046		45,129	42,105
Ginnie Mae I Pool 3.5% 7/20/2052		9,302,821	8,640,087
Ginnie Mae I Pool 3.5% 8/20/2052		5,402,691	5,017,803
Ginnie Mae I Pool 3.5% 9/15/2043		470,580	445,131
Ginnie Mae I Pool 3.5% 9/20/2052		9,221,821	8,564,858
Ginnie Mae I Pool 3.75% 6/20/2046		28,618	27,150
Ginnie Mae I Pool 3.75% 7/20/2046		51,810	49,153
Ginnie Mae I Pool 4% 1/15/2042		13,630	13,280
Ginnie Mae I Pool 4% 1/15/2043		47,377	46,092
Ginnie Mae I Pool 4% 1/15/2047		19,515	18,785
Ginnie Mae I Pool 4% 1/15/2047		18,822	18,117
Ginnie Mae I Pool 4% 1/15/2047		14,467	13,925
Ginnie Mae I Pool 4% 1/15/2047		6,890	6,632
Ginnie Mae I Pool 4% 1/20/2048		91,222	87,435
Ginnie Mae I Pool 4% 10/15/2040		87,791	85,766
Ginnie Mae I Pool 4% 10/15/2040		8,391	8,195
Ginnie Mae I Pool 4% 10/15/2041		254,036	247,534
Ginnie Mae I Pool 4% 10/15/2041		95,600	93,296
Ginnie Mae I Pool 4% 10/15/2041		93,571	91,269
Ginnie Mae I Pool 4% 10/15/2041		54,899	53,502
Ginnie Mae I Pool 4% 10/15/2041		33,193	32,311
Ginnie Mae I Pool 4% 10/15/2041		9,774	9,542
Ginnie Mae I Pool 4% 10/15/2041		7,017	6,831
Ginnie Mae I Pool 4% 10/20/2052		16,854,364	16,140,169
Ginnie Mae I Pool 4% 11/15/2041		248,301	242,157
Ginnie Mae I Pool 4% 11/15/2042		16,608	16,162
Ginnie Mae I Pool 4% 11/20/2042		32,390	31,473
Ginnie Mae I Pool 4% 11/20/2052		2,417,797	2,316,100
Ginnie Mae I Pool 4% 12/15/2040		1,519,807	1,483,006
Ginnie Mae I Pool 4% 12/15/2040		43,942	42,842
Ginnie Mae I Pool 4% 12/15/2041		115,940	113,120
Ginnie Mae I Pool 4% 12/15/2041		79,470	77,425
Ginnie Mae I Pool 4% 12/15/2041		41,203	40,154
Ginnie Mae I Pool 4% 12/15/2041		5,363	5,229
Ginnie Mae I Pool 4% 12/15/2042		13,823	13,465
Ginnie Mae I Pool 4% 12/15/2046		3,732	3,598
Ginnie Mae I Pool 4% 12/20/2043		249,565	242,227
Ginnie Mae I Pool 4% 12/20/2047		90,531	86,773
Ginnie Mae I Pool 4% 12/20/2052		1,211,814	1,160,086
Ginnie Mae I Pool 4% 2/15/2041		34,319	33,511
Ginnie Mae I Pool 4% 2/15/2042		26,812	26,126
Ginnie Mae I Pool 4% 3/15/2041		15,829	15,458
Ginnie Mae I Pool 4% 3/15/2042		127,376	124,062
Ginnie Mae I Pool 4% 3/15/2042		25,338	24,658
Ginnie Mae I Pool 4% 4/15/2042		31,007	30,192
Ginnie Mae I Pool 4% 4/15/2043		9,803	9,555
Ginnie Mae I Pool 4% 4/15/2046		1,926,873	1,867,555
Ginnie Mae I Pool 4% 4/20/2047		1,441,689	1,384,540
Ginnie Mae I Pool 4% 4/20/2047		1,315,902	1,263,740
Ginnie Mae I Pool 4% 4/20/2048		301,816	289,757
Ginnie Mae I Pool 4% 4/20/2048		276,972	265,906
Ginnie Mae I Pool 4% 4/20/2052		242,159	230,517
Ginnie Mae I Pool 4% 5/15/2042		3,614	3,584
Ginnie Mae I Pool 4% 5/20/2049		615,164	587,511
Ginnie Mae I Pool 4% 6/15/2041		26,915	26,253
Ginnie Mae I Pool 4% 6/15/2041		16,358	15,932
Ginnie Mae I Pool 4% 6/20/2046		23,199	22,293
Ginnie Mae I Pool 4% 6/20/2049		178,473	170,196
Ginnie Mae I Pool 4% 7/15/2041		9,525	9,288
Ginnie Mae I Pool 4% 7/15/2046		92,647	89,323
Ginnie Mae I Pool 4% 7/15/2046		13,097	12,627
Ginnie Mae I Pool 4% 7/15/2046		10,524	10,146
Ginnie Mae I Pool 4% 8/15/2040		67,900	66,341
Ginnie Mae I Pool 4% 8/15/2041		223,475	217,913
Ginnie Mae I Pool 4% 8/15/2041		10,705	10,455
Ginnie Mae I Pool 4% 8/15/2043		14,903	14,459
Ginnie Mae I Pool 4% 8/15/2046		55,103	53,126
Ginnie Mae I Pool 4% 8/20/2052		6,748,565	6,471,034
Ginnie Mae I Pool 4% 9/15/2041		116,438	113,524
Ginnie Mae I Pool 4% 9/15/2041		11,384	11,080
Ginnie Mae I Pool 4% 9/15/2041		1,402	1,371
Ginnie Mae I Pool 4.5% 1/15/2040		15,816	15,861
Ginnie Mae I Pool 4.5% 1/20/2053		413,544	407,059
Ginnie Mae I Pool 4.5% 10/20/2048		102,468	101,782
Ginnie Mae I Pool 4.5% 10/20/2052		11,427,816	11,262,895
Ginnie Mae I Pool 4.5% 10/20/2054		8,659,097	8,484,750
Ginnie Mae I Pool 4.5% 11/20/2047		95,402	94,942
Ginnie Mae I Pool 4.5% 2/15/2040		1,269	1,273
Ginnie Mae I Pool 4.5% 2/20/2049		55,323	54,953
Ginnie Mae I Pool 4.5% 3/15/2040		19,297	19,350
Ginnie Mae I Pool 4.5% 3/15/2041		313,079	313,790
Ginnie Mae I Pool 4.5% 3/15/2041		250,908	251,581
Ginnie Mae I Pool 4.5% 3/15/2041		21,630	21,689
Ginnie Mae I Pool 4.5% 3/15/2041		8,178	8,200
Ginnie Mae I Pool 4.5% 3/20/2048		48,142	47,865
Ginnie Mae I Pool 4.5% 3/20/2048		36,060	35,853
Ginnie Mae I Pool 4.5% 4/15/2040		18,009	18,060
Ginnie Mae I Pool 4.5% 4/15/2040		3,221	3,230
Ginnie Mae I Pool 4.5% 4/15/2041		37,478	37,569
Ginnie Mae I Pool 4.5% 4/20/2048		118,226	117,545
Ginnie Mae I Pool 4.5% 4/20/2053		7,661,561	7,540,818
Ginnie Mae I Pool 4.5% 5/15/2039		7,663	7,685
Ginnie Mae I Pool 4.5% 5/15/2046		13,545	13,505
Ginnie Mae I Pool 4.5% 6/15/2040		56,132	56,289
Ginnie Mae I Pool 4.5% 6/15/2040		51,567	51,707
Ginnie Mae I Pool 4.5% 6/15/2040		42,131	42,248
Ginnie Mae I Pool 4.5% 6/20/2049		110,949	110,171
Ginnie Mae I Pool 4.5% 7/15/2040		102,337	102,619
Ginnie Mae I Pool 4.5% 7/15/2040		31,837	31,924
Ginnie Mae I Pool 4.5% 7/15/2040		29,749	29,829
Ginnie Mae I Pool 4.5% 7/15/2040		25,177	25,244
Ginnie Mae I Pool 4.5% 7/15/2040		8,693	8,716
Ginnie Mae I Pool 4.5% 7/15/2040		2,911	2,918
Ginnie Mae I Pool 4.5% 7/20/2048		181,235	180,022
Ginnie Mae I Pool 4.5% 7/20/2049		148,934	147,890
Ginnie Mae I Pool 4.5% 7/20/2049		126,686	125,798
Ginnie Mae I Pool 4.5% 7/20/2049		74,052	73,533
Ginnie Mae I Pool 4.5% 7/20/2049		72,314	71,807
Ginnie Mae I Pool 4.5% 7/20/2049		67,526	67,053
Ginnie Mae I Pool 4.5% 7/20/2049		44,395	44,084
Ginnie Mae I Pool 4.5% 7/20/2049		19,235	19,100
Ginnie Mae I Pool 4.5% 7/20/2052		2,778,769	2,738,667
Ginnie Mae I Pool 4.5% 8/15/2040		56,965	57,120
Ginnie Mae I Pool 4.5% 8/20/2049		237,078	235,416
Ginnie Mae I Pool 4.5% 8/20/2052		16,297,922	16,062,719
Ginnie Mae I Pool 4.5% 9/15/2040		37,358	37,454
Ginnie Mae I Pool 4.5% 9/20/2052		788,393	777,016
Ginnie Mae I Pool 5% 1/20/2035		765,763	778,978
Ginnie Mae I Pool 5% 10/15/2039		26,392	26,960
Ginnie Mae I Pool 5% 10/20/2038		9,794	9,991
Ginnie Mae I Pool 5% 11/20/2052		4,796,347	4,828,378
Ginnie Mae I Pool 5% 12/15/2039		33,659	34,388
Ginnie Mae I Pool 5% 12/20/2048		67,558	68,516
Ginnie Mae I Pool 5% 2/20/2049		65,720	66,652
Ginnie Mae I Pool 5% 4/15/2040		235,063	240,144
Ginnie Mae I Pool 5% 4/15/2041		18,082	18,485
Ginnie Mae I Pool 5% 4/15/2041		9,822	10,033
Ginnie Mae I Pool 5% 4/15/2041		6,278	6,418
Ginnie Mae I Pool 5% 4/15/2049		64,265	65,257
Ginnie Mae I Pool 5% 4/20/2048		2,287,920	2,340,085
Ginnie Mae I Pool 5% 4/20/2048		42,069	42,744
Ginnie Mae I Pool 5% 5/15/2040		31,580	32,252
Ginnie Mae I Pool 5% 6/15/2040		18,108	18,500
Ginnie Mae I Pool 5% 6/20/2048		79,447	80,573
Ginnie Mae I Pool 5% 6/20/2049		109,773	111,193
Ginnie Mae I Pool 5% 6/20/2063		532,144	531,041
Ginnie Mae I Pool 5% 7/15/2039		19,643	20,056
Ginnie Mae I Pool 5% 7/15/2040		18,386	18,787
Ginnie Mae I Pool 5% 7/20/2049		25,584	25,915
Ginnie Mae I Pool 5% 8/15/2039		25,257	25,795
Ginnie Mae I Pool 5% 8/15/2040		52,939	54,089
Ginnie Mae I Pool 5% 8/15/2040		48,053	49,103
Ginnie Mae I Pool 5% 8/20/2048		63,736	64,639
Ginnie Mae I Pool 5% 8/20/2052		2,673,834	2,691,691
Ginnie Mae I Pool 5% 9/15/2039		22,547	23,030
Ginnie Mae I Pool 5% 9/15/2040		29,273	29,906
Ginnie Mae I Pool 5% 9/15/2040		21,805	22,283
Ginnie Mae I Pool 5% 9/15/2041		29,406	30,035
Ginnie Mae I Pool 5% 9/20/2052		3,191,097	3,212,407
Ginnie Mae I Pool 5.5% 1/15/2037		594	603
Ginnie Mae I Pool 5.5% 11/20/2052		1,072,425	1,091,385
Ginnie Mae I Pool 5.5% 5/20/2053		5,115,923	5,195,983
Ginnie Mae I Pool 5.5% 6/15/2036		4,780	4,919
Ginnie Mae I Pool 5.5% 6/20/2063		363,281	367,632
Ginnie Mae I Pool 5.5% 7/20/2053		2,663,084	2,740,086
Ginnie Mae I Pool 5.5% 7/20/2053		2,031,846	2,090,596
Ginnie Mae I Pool 5.5% 9/15/2038		30,066	31,082
Ginnie Mae I Pool 5.5% 9/20/2052		1,377,571	1,403,218
Ginnie Mae I Pool 5.5% 9/20/2054		15,469,139	15,639,914
Ginnie Mae I Pool 6% 10/20/2033		2,522	2,621
Ginnie Mae I Pool 6% 11/20/2032		3,598	3,721
Ginnie Mae I Pool 6% 12/20/2052		5,890,576	6,052,097
Ginnie Mae I Pool 6% 3/20/2035		2,696	2,811
Ginnie Mae I Pool 6% 4/20/2036		306	309
Ginnie Mae I Pool 6% 6/20/2053		794,316	833,596
Ginnie Mae I Pool 6% 6/20/2053		741,126	760,290
Ginnie Mae I Pool 6% 6/20/2063		639,105	653,135
Ginnie Mae I Pool 6% 7/20/2053		1,104,696	1,144,480
Ginnie Mae I Pool 6% 8/15/2036		33,337	34,768
Ginnie Mae I Pool 6% 9/20/2054		923,285	941,173
Ginnie Mae I Pool 7% 6/20/2032		2,663	2,750
Ginnie Mae I Pool 7% 8/20/2055		2,241,795	2,305,032
Ginnie Mae I Pool 7% 8/20/2055		1,389,268	1,427,588
Ginnie Mae II Pool 2% 1/1/2056 (f)		67,000	55,933
Ginnie Mae II Pool 2% 1/20/2051		38,035,964	31,720,895
Ginnie Mae II Pool 2% 1/20/2052		2,729,786	2,276,563
Ginnie Mae II Pool 2% 10/20/2050		24,720,062	20,626,632
Ginnie Mae II Pool 2% 10/20/2051		364,749	304,076
Ginnie Mae II Pool 2% 11/20/2050		7,267,174	6,065,155
Ginnie Mae II Pool 2% 11/20/2051		1,752,495	1,460,982
Ginnie Mae II Pool 2% 12/1/2055 (f)		49,736,000	41,444,074
Ginnie Mae II Pool 2% 12/20/2050		27,356,353	22,812,271
Ginnie Mae II Pool 2% 12/20/2051		8,319,881	6,938,541
Ginnie Mae II Pool 2% 2/20/2051		6,089,125	5,076,490
Ginnie Mae II Pool 2% 2/20/2052		9,236,820	7,703,241
Ginnie Mae II Pool 2% 3/20/2051		3,498,525	2,917,669
Ginnie Mae II Pool 2% 3/20/2052		27,948,679	23,308,391
Ginnie Mae II Pool 2% 4/20/2051		552,901	460,931
Ginnie Mae II Pool 2% 4/20/2052		12,240,432	10,208,166
Ginnie Mae II Pool 2% 5/20/2051		1,475,171	1,229,789
Ginnie Mae II Pool 2% 7/20/2051		2,484,592	2,071,301
Ginnie Mae II Pool 2% 8/20/2051		40,051	33,389
Ginnie Mae II Pool 2% 9/20/2050		5,965,143	4,984,077
Ginnie Mae II Pool 2% 9/20/2051		4,474,532	3,730,232
Ginnie Mae II Pool 2.5% 1/1/2056 (f)		77,000	66,904
Ginnie Mae II Pool 2.5% 11/20/2049		241,600	211,470
Ginnie Mae II Pool 2.5% 11/20/2051		2,248,761	1,952,859
Ginnie Mae II Pool 2.5% 12/1/2055 (f)		69,992,000	60,750,872
Ginnie Mae II Pool 2.5% 12/20/2046		355,287	314,183
Ginnie Mae II Pool 2.5% 12/20/2050		763,043	662,758
Ginnie Mae II Pool 2.5% 12/20/2051		9,461,322	8,217,839
Ginnie Mae II Pool 2.5% 2/20/2052		25,115,456	21,816,541
Ginnie Mae II Pool 2.5% 3/20/2051		11,251,592	9,774,574
Ginnie Mae II Pool 2.5% 3/20/2052		6,216,176	5,399,682
Ginnie Mae II Pool 2.5% 4/20/2051		1,168,994	1,015,172
Ginnie Mae II Pool 2.5% 4/20/2052		22,345,208	19,413,655
Ginnie Mae II Pool 2.5% 5/20/2052		11,277,382	9,797,860
Ginnie Mae II Pool 2.5% 6/20/2051		2,080,752	1,806,957
Ginnie Mae II Pool 2.5% 6/20/2052		2,280,189	1,981,755
Ginnie Mae II Pool 2.5% 6/20/2054		62,458	54,337
Ginnie Mae II Pool 2.5% 7/20/2051		4,922,708	4,274,956
Ginnie Mae II Pool 2.5% 7/20/2054		678,310	590,115
Ginnie Mae II Pool 2.5% 8/20/2046		101,894	90,304
Ginnie Mae II Pool 2.5% 8/20/2051		9,902,960	8,599,885
Ginnie Mae II Pool 2.5% 9/20/2051		17,779,401	15,439,909
Ginnie Mae II Pool 3% 1/1/2056 (f)		47,000	42,401
Ginnie Mae II Pool 3% 1/20/2043		2,924,532	2,721,021
Ginnie Mae II Pool 3% 1/20/2044		737,920	685,035
Ginnie Mae II Pool 3% 1/20/2055		9,215,568	8,331,390
Ginnie Mae II Pool 3% 10/20/2046		2,352,109	2,153,267
Ginnie Mae II Pool 3% 10/20/2051		130,456	117,756
Ginnie Mae II Pool 3% 12/1/2055 (f)		16,128,000	14,551,740
Ginnie Mae II Pool 3% 12/20/2042		1,007,226	937,109
Ginnie Mae II Pool 3% 12/20/2046		1,476,552	1,351,728
Ginnie Mae II Pool 3% 12/20/2049		857,895	777,059
Ginnie Mae II Pool 3% 12/20/2051		1,076,493	971,864
Ginnie Mae II Pool 3% 2/20/2043		354,274	329,523
Ginnie Mae II Pool 3% 2/20/2047		426,478	390,425
Ginnie Mae II Pool 3% 2/20/2052		1,503,634	1,357,490
Ginnie Mae II Pool 3% 3/20/2045		123,749	114,098
Ginnie Mae II Pool 3% 3/20/2050		1,422,041	1,287,160
Ginnie Mae II Pool 3% 4/20/2043		194,692	180,972
Ginnie Mae II Pool 3% 4/20/2045		63,199	58,254
Ginnie Mae II Pool 3% 4/20/2046		338,218	309,837
Ginnie Mae II Pool 3% 4/20/2052		8,745,186	7,895,206
Ginnie Mae II Pool 3% 5/20/2045		70,389	64,844
Ginnie Mae II Pool 3% 5/20/2046		495,580	453,994
Ginnie Mae II Pool 3% 5/20/2052		24,520,628	22,137,370
Ginnie Mae II Pool 3% 6/20/2045		67,614	62,271
Ginnie Mae II Pool 3% 6/20/2051		2,098,565	1,894,925
Ginnie Mae II Pool 3% 7/20/2045		72,487	66,740
Ginnie Mae II Pool 3% 7/20/2046		639,885	586,191
Ginnie Mae II Pool 3% 7/20/2049		561,571	509,885
Ginnie Mae II Pool 3% 7/20/2051		5,422,338	4,897,861
Ginnie Mae II Pool 3% 8/20/2042		112,550	104,815
Ginnie Mae II Pool 3% 8/20/2045		248,901	229,091
Ginnie Mae II Pool 3% 8/20/2051		9,262,499	8,366,582
Ginnie Mae II Pool 3% 9/20/2042		296,869	276,423
Ginnie Mae II Pool 3% 9/20/2045		239,693	220,608
Ginnie Mae II Pool 3% 9/20/2046		780,058	714,601
Ginnie Mae II Pool 3% 9/20/2049		520,453	471,901
Ginnie Mae II Pool 3% 9/20/2051		23,321,450	21,065,678
Ginnie Mae II Pool 3.5% 1/1/2056 (f)		106,000	97,215
Ginnie Mae II Pool 3.5% 1/20/2048		172,182	161,288
Ginnie Mae II Pool 3.5% 1/20/2052		17,078,440	15,867,107
Ginnie Mae II Pool 3.5% 10/20/2040		102,222	97,750
Ginnie Mae II Pool 3.5% 10/20/2041		327,016	312,130
Ginnie Mae II Pool 3.5% 10/20/2042		64,544	61,469
Ginnie Mae II Pool 3.5% 10/20/2044		909,648	861,332
Ginnie Mae II Pool 3.5% 10/20/2045		77,681	73,367
Ginnie Mae II Pool 3.5% 10/20/2049		1,132,298	1,054,995
Ginnie Mae II Pool 3.5% 10/20/2051		4,025,498	3,731,802
Ginnie Mae II Pool 3.5% 11/20/2042		169,909	161,779
Ginnie Mae II Pool 3.5% 11/20/2046		91,497	85,994
Ginnie Mae II Pool 3.5% 11/20/2047		245,232	229,870
Ginnie Mae II Pool 3.5% 12/1/2055 (f)		32,246,000	29,575,628
Ginnie Mae II Pool 3.5% 12/20/2041		1,191,698	1,137,613
Ginnie Mae II Pool 3.5% 12/20/2042		1,946,323	1,853,175
Ginnie Mae II Pool 3.5% 12/20/2046		841,174	790,580
Ginnie Mae II Pool 3.5% 12/20/2047		870,077	815,570
Ginnie Mae II Pool 3.5% 12/20/2051		12,680,037	11,780,672
Ginnie Mae II Pool 3.5% 2/20/2043		191,349	182,111
Ginnie Mae II Pool 3.5% 2/20/2052		31,504	29,270
Ginnie Mae II Pool 3.5% 3/20/2043		154,662	147,165
Ginnie Mae II Pool 3.5% 3/20/2046		873,479	822,034
Ginnie Mae II Pool 3.5% 3/20/2052		10,590,276	9,839,134
Ginnie Mae II Pool 3.5% 4/20/2045		1,029,792	973,939
Ginnie Mae II Pool 3.5% 4/20/2046		482,709	454,279
Ginnie Mae II Pool 3.5% 4/20/2046		50,663	47,267
Ginnie Mae II Pool 3.5% 4/20/2052		2,023,172	1,879,041
Ginnie Mae II Pool 3.5% 5/20/2043		236,296	223,771
Ginnie Mae II Pool 3.5% 5/20/2046		73,942	68,986
Ginnie Mae II Pool 3.5% 5/20/2046		18,633	17,384
Ginnie Mae II Pool 3.5% 6/20/2042		114,210	108,862
Ginnie Mae II Pool 3.5% 6/20/2043		110,959	105,514
Ginnie Mae II Pool 3.5% 6/20/2052		1,112,278	1,033,040
Ginnie Mae II Pool 3.5% 7/20/2046		1,395,948	1,313,732
Ginnie Mae II Pool 3.5% 7/20/2047		2,381,494	2,236,023
Ginnie Mae II Pool 3.5% 7/20/2050		26,944	25,079
Ginnie Mae II Pool 3.5% 8/20/2042		177,315	168,942
Ginnie Mae II Pool 3.5% 9/20/2040		249,862	238,914
Ginnie Mae II Pool 3.5% 9/20/2046		95,972	90,320
Ginnie Mae II Pool 4% 1/1/2056 (f)		53,000	50,265
Ginnie Mae II Pool 4% 1/20/2041		2,108,958	2,065,489
Ginnie Mae II Pool 4% 1/20/2046		120,002	116,538
Ginnie Mae II Pool 4% 1/20/2047		128,669	124,936
Ginnie Mae II Pool 4% 10/20/2040		797,540	781,237
Ginnie Mae II Pool 4% 10/20/2041		1,297,939	1,269,887
Ginnie Mae II Pool 4% 10/20/2042		222,940	217,803
Ginnie Mae II Pool 4% 10/20/2043		191,584	186,801
Ginnie Mae II Pool 4% 10/20/2044		1,682,346	1,637,368
Ginnie Mae II Pool 4% 10/20/2045		6,958	6,759
Ginnie Mae II Pool 4% 10/20/2046		131,911	128,290
Ginnie Mae II Pool 4% 10/20/2047		58,846	56,991
Ginnie Mae II Pool 4% 11/20/2040		821,140	804,198
Ginnie Mae II Pool 4% 11/20/2041		134,653	131,711
Ginnie Mae II Pool 4% 11/20/2042		13,736	13,418
Ginnie Mae II Pool 4% 11/20/2044		761,279	740,834
Ginnie Mae II Pool 4% 11/20/2046		310,730	302,006
Ginnie Mae II Pool 4% 11/20/2047		97,622	94,546
Ginnie Mae II Pool 4% 12/1/2055 (f)		29,721,000	28,193,156
Ginnie Mae II Pool 4% 12/20/2040		10,502	10,286
Ginnie Mae II Pool 4% 12/20/2041		419,808	410,581
Ginnie Mae II Pool 4% 12/20/2042		795,416	776,977
Ginnie Mae II Pool 4% 12/20/2044		62,993	61,302
Ginnie Mae II Pool 4% 12/20/2045		464,734	451,478
Ginnie Mae II Pool 4% 2/20/2041		10,201	9,990
Ginnie Mae II Pool 4% 2/20/2042		74,908	73,251
Ginnie Mae II Pool 4% 2/20/2043		100,134	97,824
Ginnie Mae II Pool 4% 2/20/2047		214,741	208,511
Ginnie Mae II Pool 4% 2/20/2049		2,712,441	2,617,634
Ginnie Mae II Pool 4% 3/20/2041		371,871	364,159
Ginnie Mae II Pool 4% 3/20/2047		403,605	391,894
Ginnie Mae II Pool 4% 3/20/2049		5,456,819	5,266,089
Ginnie Mae II Pool 4% 3/20/2052		617,933	593,535
Ginnie Mae II Pool 4% 4/20/2043		99,120	96,872
Ginnie Mae II Pool 4% 4/20/2049		1,498,193	1,445,827
Ginnie Mae II Pool 4% 4/20/2052		4,622,884	4,440,355
Ginnie Mae II Pool 4% 5/20/2040		64,348	63,093
Ginnie Mae II Pool 4% 5/20/2046		71,146	69,193
Ginnie Mae II Pool 4% 5/20/2049		1,466,083	1,412,091
Ginnie Mae II Pool 4% 6/20/2045		3,653,016	3,551,805
Ginnie Mae II Pool 4% 6/20/2046		195,524	190,156
Ginnie Mae II Pool 4% 6/20/2047		418,268	405,609
Ginnie Mae II Pool 4% 6/20/2052		7,563,846	7,259,878
Ginnie Mae II Pool 4% 7/20/2044		351,194	341,973
Ginnie Mae II Pool 4% 7/20/2045		275,451	267,724
Ginnie Mae II Pool 4% 7/20/2047		1,029,054	997,910
Ginnie Mae II Pool 4% 8/20/2043		52,605	51,319
Ginnie Mae II Pool 4% 8/20/2044		607,881	591,850
Ginnie Mae II Pool 4% 8/20/2045		1,140,310	1,108,062
Ginnie Mae II Pool 4% 8/20/2048		3,103,746	2,999,142
Ginnie Mae II Pool 4% 9/20/2040		54,560	53,443
Ginnie Mae II Pool 4% 9/20/2045		5,796	5,632
Ginnie Mae II Pool 4% 9/20/2047		2,279,016	2,207,192
Ginnie Mae II Pool 4% 9/20/2048		363,415	351,167
Ginnie Mae II Pool 4.5% 1/1/2056 (f)		47,430,000	46,368,384
Ginnie Mae II Pool 4.5% 1/20/2045		163,241	163,508
Ginnie Mae II Pool 4.5% 1/20/2047		114,715	115,058
Ginnie Mae II Pool 4.5% 1/20/2048		189,577	189,729
Ginnie Mae II Pool 4.5% 1/20/2049		903,606	900,661
Ginnie Mae II Pool 4.5% 10/20/2041		956,236	959,067
Ginnie Mae II Pool 4.5% 10/20/2043		610,471	611,967
Ginnie Mae II Pool 4.5% 10/20/2044		564,337	565,237
Ginnie Mae II Pool 4.5% 11/20/2046		300,882	301,419
Ginnie Mae II Pool 4.5% 11/20/2054		23,796,531	23,317,397
Ginnie Mae II Pool 4.5% 12/1/2055 (f)		63,504,000	62,114,850
Ginnie Mae II Pool 4.5% 12/20/2039		91,860	92,164
Ginnie Mae II Pool 4.5% 2/20/2041		420,177	421,475
Ginnie Mae II Pool 4.5% 2/20/2048		362,422	362,713
Ginnie Mae II Pool 4.5% 3/20/2041		1,557,493	1,562,301
Ginnie Mae II Pool 4.5% 3/20/2047		99,432	99,636
Ginnie Mae II Pool 4.5% 3/20/2048		30,746	30,771
Ginnie Mae II Pool 4.5% 3/20/2049		67,611	67,390
Ginnie Mae II Pool 4.5% 3/20/2055		2,955,911	2,892,469
Ginnie Mae II Pool 4.5% 4/20/2041		340,195	341,238
Ginnie Mae II Pool 4.5% 4/20/2048		588,792	588,896
Ginnie Mae II Pool 4.5% 5/20/2040		17,602	17,659
Ginnie Mae II Pool 4.5% 5/20/2041		1,049,017	1,052,235
Ginnie Mae II Pool 4.5% 5/20/2044		184,035	184,487
Ginnie Mae II Pool 4.5% 5/20/2045		117,646	117,822
Ginnie Mae II Pool 4.5% 5/20/2052		8,920,475	8,794,527
Ginnie Mae II Pool 4.5% 6/20/2041		688,373	690,447
Ginnie Mae II Pool 4.5% 6/20/2045		53,160	53,256
Ginnie Mae II Pool 4.5% 7/20/2046		239,103	239,424
Ginnie Mae II Pool 4.5% 8/20/2041		72,964	73,181
Ginnie Mae II Pool 4.5% 8/20/2047		186,049	186,314
Ginnie Mae II Pool 4.5% 9/20/2040		254,808	255,612
Ginnie Mae II Pool 4.5% 9/20/2044		538,413	539,393
Ginnie Mae II Pool 5% 1/1/2056 (f)		71,566,000	71,409,449
Ginnie Mae II Pool 5% 1/20/2035		215,568	219,311
Ginnie Mae II Pool 5% 1/20/2055		10,193,622	10,194,801
Ginnie Mae II Pool 5% 10/20/2037		6,469	6,600
Ginnie Mae II Pool 5% 10/20/2040		171,909	175,608
Ginnie Mae II Pool 5% 11/20/2054		19,563,423	19,571,799
Ginnie Mae II Pool 5% 12/1/2055 (f)		205,815,000	205,589,880
Ginnie Mae II Pool 5% 12/20/2035		25,842	26,319
Ginnie Mae II Pool 5% 12/20/2036		24,357	24,836
Ginnie Mae II Pool 5% 2/20/2036		20,312	20,694
Ginnie Mae II Pool 5% 3/20/2036		13,925	14,185
Ginnie Mae II Pool 5% 3/20/2042		136,031	138,947
Ginnie Mae II Pool 5% 5/20/2035		30,546	31,088
Ginnie Mae II Pool 5% 6/20/2034		15,347	15,601
Ginnie Mae II Pool 5% 6/20/2038		51,562	52,616
Ginnie Mae II Pool 5% 6/20/2048		1,875,472	1,912,612
Ginnie Mae II Pool 5% 6/20/2055		44,723	44,700
Ginnie Mae II Pool 5% 8/20/2035		19,944	20,307
Ginnie Mae II Pool 5% 8/20/2045		380,629	389,252
Ginnie Mae II Pool 5% 9/20/2046		160,799	164,269
Ginnie Mae II Pool 5.5% 1/1/2056 (f)		65,769,000	66,377,876
Ginnie Mae II Pool 5.5% 12/1/2055 (f)		117,449,000	118,641,836
Ginnie Mae II Pool 5.5% 12/20/2054		2,334,158	2,360,108
Ginnie Mae II Pool 5.5% 2/20/2054		8,739,096	8,865,614
Ginnie Mae II Pool 5.5% 3/20/2041		39,641	41,189
Ginnie Mae II Pool 5.5% 8/20/2053		63,527	64,482
Ginnie Mae II Pool 5.5% 8/20/2054		5,422,114	5,481,973
Ginnie Mae II Pool 6% 1/1/2056 (f)		56,901,000	58,001,232
Ginnie Mae II Pool 6% 12/1/2055 (f)		181,613,000	185,060,815
Ginnie Mae II Pool 6% 12/20/2054		7,568,580	7,712,844
Ginnie Mae II Pool 6% 2/1/2056 (f)		34,750,000	35,397,490
Ginnie Mae II Pool 6% 6/20/2054		416,773	426,215
Ginnie Mae II Pool 6% 7/20/2054		3,494,519	3,567,134
Ginnie Mae II Pool 6% 8/20/2053		26,852	27,544
Ginnie Mae II Pool 6% 8/20/2054		5,316,221	5,421,706
Ginnie Mae II Pool 6% 9/20/2038		1,032	1,088
Ginnie Mae II Pool 6.5% 12/1/2055 (f)		3,061,000	3,154,504
Ginnie Mae II Pool 6.5% 1/1/2056 (f)		2,965,000	3,050,360
Ginnie Mae II Pool 6.5% 10/20/2039		2,381	2,523
Ginnie Mae II Pool 6.5% 10/20/2039		1,052	1,116
Ginnie Mae II Pool 6.5% 5/20/2055		14,802,206	15,259,940
Ginnie Mae II Pool 7% 1/20/2039		2,789	2,885
Ginnie Mae II Pool 7% 10/20/2038		3,060	3,239
Ginnie Mae II Pool 7% 6/20/2055		3,484,482	3,567,527
Ginnie Mae II Pool 7% 8/20/2038		246	250
Ginnie Mae II Pool 7.5% 5/20/2032		1,084	1,132
Ginnie Mae II Pool 8% 9/20/2031		2,911	3,016
Household Capital 2025-1 RMBS Series 1 Class A, 3 month Australia Bank Bill Rate + 1.9%, 5.3904% 7/21/2087 (c)(d)(e)	AUD	266,190	174,075
Uniform Mortgage Backed Securities 1.5% 12/1/2040 (f)		2,835,000	2,555,708
Uniform Mortgage Backed Securities 2% 1/1/2041 (f)		89,000	82,423
Uniform Mortgage Backed Securities 2% 1/1/2056 (f)		136,481,000	111,152,051
Uniform Mortgage Backed Securities 2% 12/1/2040 (f)		7,821,000	7,231,370
Uniform Mortgage Backed Securities 2% 12/1/2055 (f)		241,044,000	196,224,881
Uniform Mortgage Backed Securities 2.5% 1/1/2041 (f)		20,000	18,927
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (f)		29,979,000	25,521,965
Uniform Mortgage Backed Securities 2.5% 12/1/2040 (f)		2,417,000	2,284,632
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (f)		45,890,000	39,056,695
Uniform Mortgage Backed Securities 3% 1/1/2056 (f)		114,000	101,283
Uniform Mortgage Backed Securities 3% 12/1/2040 (f)		1,160,000	1,116,591
Uniform Mortgage Backed Securities 3% 12/1/2055 (f)		21,315,000	18,932,049
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (f)		67,000	61,959
Uniform Mortgage Backed Securities 3.5% 12/1/2040 (f)		523,000	508,618
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (f)		162,948,000	150,726,900
Uniform Mortgage Backed Securities 4% 1/1/2041 (f)		55,000	54,270
Uniform Mortgage Backed Securities 4% 1/1/2056 (f)		393,322,000	374,577,768
Uniform Mortgage Backed Securities 4% 12/1/2040 (f)		456,000	449,801
Uniform Mortgage Backed Securities 4% 12/1/2055 (f)		410,995,336	391,537,255
Uniform Mortgage Backed Securities 4.5% 1/1/2041 (f)		198,000	197,992
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (f)		799,081,000	781,632,347
Uniform Mortgage Backed Securities 4.5% 12/1/2040 (f)		2,778,000	2,778,651
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (f)		911,458,000	892,303,163
Uniform Mortgage Backed Securities 4.5% 2/1/2056 (f)		50,000,000	48,876,955
Uniform Mortgage Backed Securities 5% 1/1/2056 (f)		331,808,436	330,940,027
Uniform Mortgage Backed Securities 5% 12/1/2040 (f)		26,300,000	26,604,094
Uniform Mortgage Backed Securities 5% 12/1/2055 (f)		376,003,436	375,298,430
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (f)		657,434,000	665,215,323
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (f)		917,443,422	929,054,769
Uniform Mortgage Backed Securities 6% 1/1/2056 (f)		148,420,000	151,950,778
Uniform Mortgage Backed Securities 6% 12/1/2055 (f)		259,097,491	265,311,789
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (f)		47,942,000	49,685,516
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (f)		106,192,000	109,999,981
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,558,884,079)			11,531,236,379

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
ISRAEL - 0.0%
Israel Government 5.5% 9/18/2033	2,685,000	2,960,753
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Fannie Mae 0% 3/17/2031 (n)	515,000	418,800
Fannie Mae 0.875% 8/5/2030	125,000	110,533
Fannie Mae 6.625% 11/15/2030	1,290,000	1,463,884
Federal Farm Credit Banks Funding Corp 1.48% 11/26/2032	965,000	817,985
Federal Farm Credit Banks Funding Corp 1.77% 2/4/2031	815,000	734,864
Federal Farm Credit Banks Funding Corp 2.35% 3/10/2036	1,825,000	1,518,525
Federal Farm Credit Banks Funding Corp 2.46% 2/5/2035	765,000	660,332
Federal Home Loan Bank 1.25% 7/23/2030	3,890,000	3,484,603
Federal Home Loan Bank 1.5% 9/30/2033	2,000,000	1,643,110
Federal Home Loan Bank 1.75% 6/20/2031	810,000	726,574
Federal Home Loan Bank 2.09% 2/22/2036	1,760,000	1,420,012
Freddie Mac 1.22% 8/19/2030	1,530,000	1,366,373
Freddie Mac Non Gold Pool 6.25% 7/15/2032	400,000	456,802
Freddie Mac Non Gold Pool 6.75% 3/15/2031	2,560,000	2,937,254
		17,759,651
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 0% 7/15/2034 (n)	185,000	127,598
Tennessee Valley Authority 1.5% 9/15/2031	565,000	497,802
Tennessee Valley Authority 2.875% 2/1/2027	1,060,000	1,050,573
Tennessee Valley Authority 5.25% 2/1/2055	1,440,000	1,460,997
Tennessee Valley Authority 5.25% 9/15/2039	150,000	161,462
Tennessee Valley Authority 7.125% 5/1/2030	390,000	444,782
		3,743,214
TOTAL UNITED STATES		21,502,865
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,941,901)		24,463,618

Commercial Paper - 0.6%
	Yield (%) (Ac)	Principal Amount (a)	Value ($)
AES Corp/The 0% 12/1/2025	4.28	5,400,000	5,398,092
AES Corp/The 0% 12/17/2025	4.32	3,000,000	2,993,301
Air Lease Corp 0% 1/8/2026	4.32	5,800,000	5,770,186
Air Lease Corp 0% 12/15/2025	4.40	6,100,000	6,087,485
Air Lease Corp 0% 12/2/2025	4.31	8,000,000	7,996,215
Alimentation Couche-Tard Inc yankee 0% 1/1/2026	6.27	4,100,000	4,074,890
Alimentation Couche-Tard Inc yankee 0% 12/2/2025	4.18	1,100,000	1,099,497
AMETEK Inc 0% 1/12/2026	4.18	12,800,000	12,734,720
AMETEK Inc 0% 12/16/2025	4.17	3,500,000	3,492,901
AutoNation Inc 0% 12/8/2025	4.36	3,200,000	3,195,980
Bacardi-Martini BV yankee 0% 1/29/2026	4.39	1,400,000	1,389,467
Bacardi-Martini BV yankee 0% 12/11/2025	4.40	1,000,000	998,440
Bacardi-Martini BV yankee 0% 12/29/2025	4.42	300,000	298,871
Bacardi-Martini BV yankee 0% 12/31/2025	4.38	1,300,000	1,294,792
Bacardi-Martini BV yankee 0% 2/5/2026	4.39	600,000	594,981
Canadian Natural Resources Ltd yankee 0% 12/1/2025	4.20	1,632,000	1,631,422
Canadian Natural Resources Ltd yankee 0% 12/18/2025	4.22	4,600,000	4,588,920
Canadian Natural Resources Ltd yankee 0% 12/19/2025	4.22	750,000	748,103
Canadian Natural Resources Ltd yankee 0% 12/22/2025	4.22	1,500,000	1,495,673
Canadian Natural Resources Ltd yankee 0% 12/23/2025	4.22	368,000	366,895
Canadian Natural Resources Ltd yankee 0% 12/8/2025	4.19	6,707,000	6,699,023
CBRE Services Inc 0% 12/11/2025	4.18	14,400,000	14,379,175
Conagra Brands Inc 0% 12/16/2025	4.31	12,300,000	12,273,652
Conagra Brands Inc 0% 12/17/2025	4.31	2,100,000	2,095,233
Conagra Brands Inc 0% 12/2/2025	4.29	3,900,000	3,898,181
Conagra Brands Inc 0% 12/5/2025	4.26	300,000	299,754
Edison International 0% 1/7/2026	4.58	2,683,000	2,669,494
Edison International 0% 12/1/2025	4.51	1,917,000	1,916,335
Enbridge US Inc 0% 12/22/2025	4.16	14,300,000	14,261,193
ERAC USA Finance LLC 0% 1/12/2026	4.22	12,800,000	12,733,120
Harley-Davidson Financial Services Inc 0% 12/2/2025	4.78	1,000,000	999,538
HCA Inc 0% 1/13/2026	4.33	5,441,000	5,410,929
HCA Inc 0% 1/5/2026	4.32	1,400,000	1,393,605
HCA Inc 0% 1/7/2026	4.32	8,859,000	8,816,411
HCA Inc 0% 12/11/2025	4.25	3,400,000	3,394,759
HCA Inc 0% 12/2/2025	4.25	9,800,000	9,795,397
HCA Inc 0% 12/3/2025	4.25	4,900,000	4,897,120
Intercontinental Exchange Inc 0% 12/2/2025 (b)	4.18	1,100,000	1,099,486
International Flavors & Fragrances Inc 0% 12/16/2025	4.21	5,600,000	5,588,610
International Flavors & Fragrances Inc 0% 12/5/2025	4.23	2,000,000	1,998,421
Jones Lang LaSalle Finance BV yankee 0% 12/2/2025	4.20 to 4.30	1,900,000	1,899,147
Keurig Dr Pepper Inc 0% 12/1/2025	4.26	9,075,000	9,071,878
Keurig Dr Pepper Inc 0% 12/12/2025	4.21	10,000,000	9,983,990
Keurig Dr Pepper Inc 0% 12/15/2025	4.26	6,900,000	6,886,590
Keurig Dr Pepper Inc 0% 12/3/2025	4.21	5,500,000	5,496,842
Keurig Dr Pepper Inc 0% 12/4/2025	4.21	9,000,000	8,993,795
Keurig Dr Pepper Inc 0% 12/9/2025	4.22	5,225,000	5,218,411
Oracle Corp 0% 1/16/2026	4.27	13,300,000	13,227,046
Southern California Edison Co 0% 1/5/2026	4.58	12,516,000	12,458,568
Southern California Edison Co 0% 12/1/2025	4.57	10,400,000	10,396,332
Southern California Edison Co 0% 12/3/2025	4.57	6,100,000	6,096,406
Southern California Edison Co 0% 12/8/2025	4.51	1,584,000	1,582,129
VW Credit Inc 0% 1/13/2026	4.27	5,800,000	5,769,763
TOTAL COMMERCIAL PAPER (Cost $278,041,914)			277,951,164

U.S. Treasury Obligations - 13.8%
	Yield (%) (Ac)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026	4.22	50,000,000	49,762,867
US Treasury Bills 0% 1/2/2026	3.98	47,780,000	47,618,398
US Treasury Bills 0% 1/20/2026	3.86	124,000	123,345
US Treasury Bills 0% 1/27/2026 (x)	3.84 to 3.88	868,000	862,766
US Treasury Bills 0% 1/8/2026 (v)	3.88	726,000	723,087
US Treasury Bills 0% 12/11/2025	3.98	15,000	14,984
US Treasury Bills 0% 12/4/2025	3.99	3,000	2,999
US Treasury Bills 0% 2/10/2026 (x)	3.83	183,000	181,665
US Treasury Bills 0% 2/24/2026	3.76 to 3.83	214,000	212,137
US Treasury Bills 0% 3/10/2026 (v)(w)(x)	3.82	2,076,000	2,054,856
US Treasury Bills 0% 3/24/2026 (x)	3.79	7,000	6,918
US Treasury Bills 0% 3/3/2026 (x)	3.79	28,000	27,735
US Treasury Bonds 1.125% 5/15/2040	3.95 to 4.62	12,872,200	8,328,213
US Treasury Bonds 1.125% 8/15/2040	4.41 to 4.55	9,163,400	5,868,513
US Treasury Bonds 1.25% 5/15/2050	4.40 to 4.58	5,230,000	2,594,570
US Treasury Bonds 1.375% 11/15/2040	4.42 to 4.48	5,875,200	3,890,484
US Treasury Bonds 1.375% 8/15/2050	4.76 to 4.87	11,453,000	5,825,372
US Treasury Bonds 1.625% 11/15/2050	4.20 to 5.04	148,541,700	80,641,896
US Treasury Bonds 1.75% 8/15/2041	3.79 to 4.85	28,295,400	19,471,877
US Treasury Bonds 1.875% 11/15/2051	4.48 to 4.81	14,632,400	8,366,189
US Treasury Bonds 1.875% 2/15/2041	4.48	638,700	455,099
US Treasury Bonds 1.875% 2/15/2051	4.05 to 5.00	39,961,000	23,077,478
US Treasury Bonds 2% 11/15/2041	3.81 to 4.70	39,368,000	28,032,784
US Treasury Bonds 2% 2/15/2050	3.93 to 4.81	50,935,000	30,799,758
US Treasury Bonds 2% 8/15/2051	4.07 to 4.88	53,868,000	31,906,269
US Treasury Bonds 2.25% 2/15/2052	2.48 to 4.65	75,197,300	47,118,745
US Treasury Bonds 2.25% 5/15/2041	4.01 to 4.47	7,769,300	5,830,313
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	570,000	384,750
US Treasury Bonds 2.25% 8/15/2049	3.77 to 5.11	126,527,000	81,654,397
US Treasury Bonds 2.375% 2/15/2042	4.58 to 4.90	22,081,000	16,564,656
US Treasury Bonds 2.375% 5/15/2051	2.40 to 4.96	122,368,700	79,597,015
US Treasury Bonds 2.5% 2/15/2045	4.04 to 4.73	12,494,500	9,055,584
US Treasury Bonds 2.75% 11/15/2047	4.43 to 4.73	8,364,000	6,113,888
US Treasury Bonds 2.75% 8/15/2047	4.28 to 4.42	8,730,000	6,399,499
US Treasury Bonds 2.875% 5/15/2049	4.17 to 4.99	10,053,000	7,410,161
US Treasury Bonds 2.875% 5/15/2052	3.16 to 3.45	154,200,000	111,132,421
US Treasury Bonds 3% 11/15/2044	4.47 to 5.06	53,190,000	42,076,199
US Treasury Bonds 3% 2/15/2047	4.38 to 4.91	9,789,000	7,556,267
US Treasury Bonds 3% 2/15/2048	4.42 to 4.73	33,151,500	25,323,343
US Treasury Bonds 3% 5/15/2042	4.54 to 4.67	990,000	812,535
US Treasury Bonds 3% 5/15/2047	4.44 to 4.73	4,722,000	3,635,940
US Treasury Bonds 3% 8/15/2048	4.29 to 4.91	7,662,500	5,822,901
US Treasury Bonds 3% 8/15/2052	3.84 to 3.94	994,000	734,318
US Treasury Bonds 3.125% 11/15/2041	3.99 to 4.20	4,804,100	4,047,642
US Treasury Bonds 3.125% 5/15/2048	4.17 to 4.73	2,553,000	1,990,442
US Treasury Bonds 3.125% 8/15/2044	4.45 to 4.73	3,222,000	2,608,184
US Treasury Bonds 3.25% 5/15/2042	4.53 to 4.95	118,880,000	101,052,643
US Treasury Bonds 3.375% 11/15/2048 (v)(w)	4.19 to 4.88	22,847,000	18,543,553
US Treasury Bonds 3.375% 5/15/2044	5.03	3,476,000	2,931,789
US Treasury Bonds 3.625% 2/15/2053 (v)	4.39 to 5.06	96,651,000	80,631,852
US Treasury Bonds 3.625% 8/15/2043	4.01 to 4.87	46,538,200	41,015,424
US Treasury Bonds 3.75% 11/15/2043	4.02 to 4.25	3,648,600	3,264,784
US Treasury Bonds 3.75% 8/15/2041	4.45	353,000	323,905
US Treasury Bonds 3.875% 2/15/2043	4.34 to 4.66	10,713,000	9,830,851
US Treasury Bonds 4% 11/15/2042	3.84 to 4.65	8,947,700	8,362,255
US Treasury Bonds 4% 11/15/2052 (v)	3.91 to 5.14	172,445,000	153,954,316
US Treasury Bonds 4.125% 8/15/2044	4.23 to 4.63	12,070,600	11,316,659
US Treasury Bonds 4.125% 8/15/2053	4.36 to 5.01	78,159,600	71,274,838
US Treasury Bonds 4.25% 2/15/2054	4.62 to 4.81	37,800,000	35,199,774
US Treasury Bonds 4.25% 8/15/2054	4.47 to 4.62	101,653,000	94,668,327
US Treasury Bonds 4.375% 11/15/2039	4.42	3,840,000	3,846,450
US Treasury Bonds 4.375% 5/15/2041	3.90 to 4.56	3,420,100	3,389,640
US Treasury Bonds 4.375% 8/15/2043	4.64	5,985,000	5,834,206
US Treasury Bonds 4.5% 11/15/2054	4.60 to 4.95	51,799,100	50,309,876
US Treasury Bonds 4.5% 2/15/2044 (w)	4.94	1,940,000	1,916,811
US Treasury Bonds 4.5% 8/15/2039	4.23 to 4.52	4,348,000	4,424,090
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.97	29,200,000	29,211,406
US Treasury Bonds 4.625% 11/15/2045 (f)	4.72	13,970,000	13,959,086
US Treasury Bonds 4.625% 11/15/2055	4.68 to 4.74	107,366,000	106,594,307
US Treasury Bonds 4.625% 2/15/2055	4.62 to 4.84	31,338,000	31,080,891
US Treasury Bonds 4.625% 5/15/2044	4.66 to 4.78	10,900,000	10,930,656
US Treasury Bonds 4.625% 5/15/2054	4.52 to 5.01	74,541,000	73,894,589
US Treasury Bonds 4.75% 11/15/2043	4.57 to 4.95	13,934,000	14,220,300
US Treasury Bonds 4.75% 11/15/2053	4.40 to 4.81	34,730,000	35,082,727
US Treasury Bonds 4.75% 5/15/2055	4.97 to 5.08	20,226,100	20,469,445
US Treasury Bonds 4.75% 8/15/2055	4.89 to 4.94	38,500,000	38,981,250
US Treasury Bonds 4.875% 8/15/2045	4.61 to 4.91	85,107,000	87,766,594
US Treasury Bonds 5% 5/15/2045	4.54 to 4.99	7,249,000	7,598,991
US Treasury Bonds 6.25% 5/15/2030 (v)(x)	4.41 to 4.46	2,860,000	3,172,254
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051 (v)(w)	2.06 to 2.35	49,402,584	27,534,989
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052 (v)(w)	2.36 to 2.40	5,600,496	3,056,780
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054 (v)(w)	1.91 to 2.15	91,649,646	84,672,323
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.66	10,560,823	10,313,708
US Treasury Notes 0.375% 9/30/2027	4.15 to 4.50	4,571,000	4,318,345
US Treasury Notes 0.5% 10/31/2027	3.56	10,580,000	9,994,381
US Treasury Notes 0.5% 5/31/2027	4.15 to 4.53	15,788,000	15,091,108
US Treasury Notes 0.5% 8/31/2027	3.87 to 4.51	23,311,000	22,124,506
US Treasury Notes 0.625% 7/31/2026	4.20 to 4.66	1,664,000	1,630,390
US Treasury Notes 0.75% 4/30/2026	3.90	3,946,200	3,896,842
US Treasury Notes 0.75% 5/31/2026	3.91 to 4.85	19,455,000	19,168,039
US Treasury Notes 1.125% 10/31/2026	4.22 to 4.46	8,797,500	8,597,975
US Treasury Notes 1.125% 8/31/2028	3.83 to 4.23	2,215,000	2,078,639
US Treasury Notes 1.25% 11/30/2026	1.23 to 4.74	80,300,000	78,433,025
US Treasury Notes 1.25% 3/31/2028	3.90 to 4.22	2,036,400	1,935,375
US Treasury Notes 1.25% 5/31/2028	4.17 to 4.37	6,857,000	6,492,186
US Treasury Notes 1.25% 9/30/2028	4.20	3,299,000	3,100,802
US Treasury Notes 1.375% 10/31/2028	3.49 to 3.63	76,870,000	72,377,909
US Treasury Notes 1.5% 11/30/2028	3.03 to 4.47	31,605,000	29,818,577
US Treasury Notes 1.5% 2/15/2030	4.13 to 4.38	4,824,000	4,438,645
US Treasury Notes 1.875% 2/28/2027	4.15 to 4.58	5,213,000	5,105,075
US Treasury Notes 2.25% 8/15/2027	3.88 to 4.19	10,019,000	9,806,879
US Treasury Notes 2.375% 3/31/2029	3.90 to 4.94	10,054,300	9,693,366
US Treasury Notes 2.75% 5/31/2029	3.78 to 4.34	64,460,000	62,815,767
US Treasury Notes 2.75% 7/31/2027	2.97 to 4.77	70,935,000	70,031,687
US Treasury Notes 2.75% 8/15/2032	3.79 to 4.53	59,738,000	56,142,053
US Treasury Notes 2.875% 4/30/2029	3.82 to 4.23	4,072,000	3,986,902
US Treasury Notes 2.875% 5/15/2028	2.00 to 3.99	93,050,000	91,701,502
US Treasury Notes 2.875% 5/15/2032	4.10 to 4.33	4,230,000	4,019,161
US Treasury Notes 3 month U.S. Treasury Bill + 0.159%, 3.9394% 7/31/2027 (c)(d)(v)(w)	3.94	159,300,000	159,251,351
US Treasury Notes 3.125% 8/31/2029	4.26 to 4.65	26,356,600	25,966,399
US Treasury Notes 3.25% 6/30/2029	4.18 to 4.68	3,150,100	3,119,460
US Treasury Notes 3.375% 11/30/2027	3.49	7,045,000	7,029,589
US Treasury Notes 3.375% 5/15/2033	4.26 to 4.89	41,033,000	39,827,656
US Treasury Notes 3.375% 9/15/2027	3.88 to 3.92	9,780,000	9,754,404
US Treasury Notes 3.375% 9/15/2028	3.62	1,266,000	1,262,044
US Treasury Notes 3.5% 1/31/2030	4.03	10,480,000	10,452,572
US Treasury Notes 3.5% 10/31/2027	3.50 to 3.60	73,737,000	73,719,718
US Treasury Notes 3.5% 11/15/2028	3.56 to 3.61	85,975,000	85,995,151
US Treasury Notes 3.5% 11/30/2030 (v)	3.60	26,185,000	26,068,395
US Treasury Notes 3.5% 2/15/2033	3.37 to 4.32	193,100,000	189,305,886
US Treasury Notes 3.625% 10/31/2030	3.62 to 3.73	275,674,000	275,910,909
US Treasury Notes 3.625% 5/31/2028	4.16 to 4.42	9,741,000	9,772,582
US Treasury Notes 3.625% 8/31/2029	3.57 to 3.66	41,962,300	42,070,484
US Treasury Notes 3.625% 9/30/2030	3.75 to 3.78	86,900,000	86,981,469
US Treasury Notes 3.625% 9/30/2031	3.97 to 4.23	67,794,000	67,555,662
US Treasury Notes 3.75% 10/31/2032	3.77 to 3.90	205,099,000	204,618,299
US Treasury Notes 3.75% 12/31/2030	4.10 to 4.29	36,000	36,206
US Treasury Notes 3.75% 4/15/2028	3.92	4,691,000	4,717,937
US Treasury Notes 3.75% 5/15/2028	4.03	701,000	705,340
US Treasury Notes 3.75% 6/30/2030	3.93 to 4.04	81,200,000	81,748,734
US Treasury Notes 3.75% 8/15/2027	3.89	6,790,000	6,814,136
US Treasury Notes 3.75% 8/31/2031	3.74 to 4.31	1,279,000	1,283,447
US Treasury Notes 3.875% 11/30/2027	4.19 to 4.82	8,522,000	8,581,920
US Treasury Notes 3.875% 3/15/2028	3.96	459,000	462,891
US Treasury Notes 3.875% 8/15/2033 (v)	3.83 to 4.91	59,511,000	59,622,583
US Treasury Notes 3.875% 8/15/2034	3.82 to 4.43	157,370,000	156,749,600
US Treasury Notes 3.875% 8/31/2032	3.77 to 3.94	65,990,000	66,379,238
US Treasury Notes 3.875% 9/30/2032	3.96	13,700,000	13,774,922
US Treasury Notes 4% 1/31/2029	4.34	845,000	857,147
US Treasury Notes 4% 1/31/2031	4.08 to 4.29	125,000	127,147
US Treasury Notes 4% 11/15/2035	4.01 to 4.15	50,428,000	50,349,206
US Treasury Notes 4% 2/29/2028	3.69	3,359,000	3,395,214
US Treasury Notes 4% 6/30/2032	4.02 to 4.21	2,200,000	2,231,023
US Treasury Notes 4% 7/31/2030	4.20 to 4.29	130,000	132,244
US Treasury Notes 4% 7/31/2032	4.12 to 4.14	42,900,000	43,484,848
US Treasury Notes 4.125% 10/31/2027	4.14 to 4.83	2,393,000	2,420,015
US Treasury Notes 4.125% 10/31/2031 (v)(w)	4.17 to 4.26	52,500,000	53,677,149
US Treasury Notes 4.125% 11/30/2029	4.40	800,000	816,688
US Treasury Notes 4.125% 11/30/2031	4.22 to 4.55	33,481,000	34,230,399
US Treasury Notes 4.125% 3/31/2029	4.61 to 4.67	10,900,000	11,103,949
US Treasury Notes 4.125% 3/31/2031	4.22 to 4.70	46,000	47,063
US Treasury Notes 4.125% 7/31/2031	3.75 to 4.17	232,900,000	238,219,343
US Treasury Notes 4.25% 11/15/2034 (w)	4.43 to 4.62	195,609,500	199,995,433
US Treasury Notes 4.25% 11/30/2026	4.01	11,817,300	11,886,173
US Treasury Notes 4.25% 2/15/2028	3.46 to 4.29	29,703,000	30,174,808
US Treasury Notes 4.25% 2/28/2029	4.31	1,930,000	1,972,897
US Treasury Notes 4.25% 2/28/2031	3.61 to 4.57	59,100,000	60,824,520
US Treasury Notes 4.25% 5/15/2035	4.46 to 4.59	10,330,000	10,543,056
US Treasury Notes 4.25% 6/30/2031	4.06 to 4.42	7,542,400	7,763,663
US Treasury Notes 4.25% 8/15/2035 (w)	4.10 to 4.35	147,871,000	150,736,001
US Treasury Notes 4.375% 12/15/2026	4.04	3,153,800	3,177,825
US Treasury Notes 4.375% 12/31/2029	4.60	800,000	824,406
US Treasury Notes 4.375% 7/15/2027	3.59 to 4.23	45,460,000	46,053,976
US Treasury Notes 4.375% 8/31/2028	3.81	12,335,000	12,616,392
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.63	175,900,000	183,575,011
US Treasury Notes 4.5% 12/31/2031	4.10 to 4.50	54,278,600	56,585,441
US Treasury Notes 4.5% 5/15/2027	4.15 to 4.61	4,760,000	4,823,033
US Treasury Notes 4.5% 7/15/2026	3.98 to 4.24	10,019,000	10,066,794
US Treasury Notes 4.625% 10/15/2026	4.15 to 5.01	34,854,000	35,137,529
US Treasury Notes 4.625% 2/15/2035	4.09 to 4.53	49,585,000	52,093,287
US Treasury Notes 4.625% 3/15/2026	3.71 to 4.28	7,341,000	7,358,894
US Treasury Notes 4.625% 4/30/2029	4.71 to 4.72	2,800,000	2,898,219
US Treasury Notes 4.625% 5/31/2031	3.92	3,320,000	3,478,608
US Treasury Notes 4.625% 6/15/2027	4.59	3,477,000	3,532,279
US Treasury Notes 4.625% 9/30/2028	4.19 to 4.85	95,000	97,886
US Treasury Notes 4.625% 9/30/2030	3.97 to 4.65	56,145,000	58,658,366
US Treasury Notes 4.75% 2/15/2045	4.67 to 4.93	15,510,000	15,754,767
US Treasury Notes 4.875% 10/31/2030 (v)	4.02 to 4.91	109,029,600	115,179,551
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.24	16,688,517	16,888,623
US Treasury Strip Coupon 0% 11/15/2033 (h)(n)	3.84 to 4.15	2,471,933	1,798,874
US Treasury Strip Coupon 0% 11/15/2041 (h)(n)	4.42 to 4.78	19,370,000	9,090,709
US Treasury Strip Coupon 0% 11/15/2042 (h)(n)	4.47	229,800	101,901
US Treasury Strip Coupon 0% 11/15/2043 (h)(n)	4.21 to 4.45	1,570,738	657,754
US Treasury Strip Coupon 0% 11/15/2045 (h)(n)	4.53	4,155,000	1,564,328
US Treasury Strip Coupon 0% 2/15/2042 (h)(n)	4.15 to 4.80	9,703,646	4,497,698
US Treasury Strip Coupon 0% 2/15/2045 (h)(n)	4.85 to 5.06	36,190,000	14,166,690
US Treasury Strip Coupon 0% 5/15/2031 (h)(n)	4.48 to 4.49	9,460,000	7,714,449
US Treasury Strip Coupon 0% 5/15/2039 (h)(n)(v)	3.74 to 5.45	35,395,000	19,214,388
US Treasury Strip Coupon 0% 5/15/2040 (h)(n)	4.70	4,427,000	2,266,135
US Treasury Strip Coupon 0% 5/15/2041 (h)(n)	2.12 to 2.38	41,450,000	20,051,015
US Treasury Strip Coupon 0% 5/15/2042 (h)(n)	4.41	557,284	254,518
US Treasury Strip Coupon 0% 5/15/2043 (h)(n)	4.80 to 4.83	5,430,000	2,340,160
US Treasury Strip Coupon 0% 5/15/2044 (h)(n)	2.36 to 4.85	14,845,000	6,038,209
US Treasury Strip Coupon 0% 8/15/2039 (h)(n)	3.73 to 4.29	8,745,000	4,681,622
US Treasury Strip Coupon 0% 8/15/2040 (h)(n)	1.89 to 4.39	28,492,494	14,360,451
US Treasury Strip Coupon 0% 8/15/2041 (h)(n)	3.28 to 4.39	5,739,205	2,737,479
US Treasury Strip Coupon 0% 8/15/2042 (h)(n)	4.78 to 4.80	29,505,000	13,272,803
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,140,534,431)			6,102,287,974

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Ad)	4.02	302,837,918	302,898,486
Fidelity Investments Money Market Government Portfolio - Institutional Class (q)(Ae)	3.90	35,660,499	35,660,499
Fidelity Securities Lending Cash Central Fund (u)(Ad)	4.02	127,789,064	127,801,843
State Street Institutional U.S. Government Money Market Fund Premier Class (Ae)	3.94	320,364,337	320,364,337
TOTAL MONEY MARKET FUNDS (Cost $786,721,520)			786,725,165

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	04/2030	4,640,000	148,545
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	04/2030	10,100,000	309,215
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	08/2026	5,980,000	106,538
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	09/2030	8,600,000	295,779
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/2030	680,000	24,045
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	7,700,000	249,738
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	09/2030	8,380,000	293,315
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,500,000	72,235
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	04/2030	6,340,000	189,125
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	09/2030	8,870,000	310,485
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	05/2030	3,970,000	120,121
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	08/2026	16,240,000	278,072
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	04/2026	5,100,000	37,484
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.55% and receive annually a floating rate based on US SOFR Index, expiring May 2056	04/2026	12,838,000	123,314
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	04/2030	10,760,000	322,018
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	09/2030	11,800,000	413,402
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	05/2030	6,510,000	203,265
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	07/2026	7,140,000	106,486
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	04/2026	2,920,000	54,327
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.646% and receive annually a floating rate based on US SOFR Index, expiring January 2036	01/2026	7,800,000	49,396
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	04/2030	13,900,000	427,038
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	09/2026	8,310,000	234,081
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	07/2026	2,300,000	28,409

TOTAL PUT SWAPTIONS			4,396,433
Call Swaptions - 0.0%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	09/2030	11,800,000	374,669
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	05/2030	3,970,000	149,357
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	09/2030	8,870,000	282,259
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	04/2030	6,340,000	240,770
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	7,700,000	236,903
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	09/2030	8,600,000	278,745
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	04/2030	10,760,000	407,549
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	09/2026	8,310,000	169,339
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	07/2026	2,300,000	77,692
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	08/2026	16,240,000	479,618
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	04/2030	10,100,000	370,981
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/2029	2,500,000	91,377
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring January 2036	01/2026	7,800,000	72,789
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/2030	680,000	21,897
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	04/2030	4,640,000	162,171
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	07/2026	7,140,000	220,103
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	09/2030	8,380,000	265,807
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	04/2030	13,900,000	510,419
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	04/2026	5,100,000	156,005
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	05/2030	6,510,000	236,803
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	04/2026	2,920,000	44,404
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	08/2026	5,980,000	180,431

TOTAL CALL SWAPTIONS			5,030,088
TOTAL PURCHASED SWAPTIONS (Cost $10,995,029)			9,426,521

TOTAL INVESTMENT IN SECURITIES - 119.4% (Cost $54,009,998,096)	52,956,705,914
NET OTHER ASSETS (LIABILITIES) - (19.4)% (z)(Aa)(Ab)	(8,598,519,861)
NET ASSETS - 100.0%	44,358,186,053

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2055	(126,000)	(104,993)
Ginnie Mae II Pool 2.5% 12/1/2055	(111,000)	(96,345)
Ginnie Mae II Pool 3% 12/1/2055	(103,000)	(92,933)
Ginnie Mae II Pool 3.5% 12/1/2055	(30,000)	(27,515)
Ginnie Mae II Pool 4% 12/1/2055	(17,899,000)	(16,978,881)
Ginnie Mae II Pool 4.5% 12/1/2055	(47,361,000)	(46,324,978)
Ginnie Mae II Pool 5% 12/1/2055	(147,118,000)	(146,957,082)
Ginnie Mae II Pool 5.5% 12/1/2055	(96,585,000)	(97,565,937)
Ginnie Mae II Pool 6% 1/1/2056	(21,350,000)	(21,762,821)
Ginnie Mae II Pool 6% 12/1/2055	(129,059,000)	(131,509,108)
Ginnie Mae II Pool 6.5% 12/1/2055	(3,061,000)	(3,154,504)
Uniform Mortgage Backed Securities 2% 12/1/2040	(191,000)	(176,600)
Uniform Mortgage Backed Securities 2% 12/1/2055	(199,044,000)	(162,034,256)
Uniform Mortgage Backed Securities 2.5% 12/1/2040	(60,000)	(56,714)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(31,615,000)	(26,907,331)
Uniform Mortgage Backed Securities 2.5% 12/1/2056	(2,000,000)	(1,702,656)
Uniform Mortgage Backed Securities 3% 12/1/2040	(35,000)	(33,690)
Uniform Mortgage Backed Securities 3% 1/1/2041	(13,000)	(12,507)
Uniform Mortgage Backed Securities 3% 12/1/2055	(628,000)	(557,792)
Uniform Mortgage Backed Securities 3.5% 12/1/2040	(12,000)	(11,670)
Uniform Mortgage Backed Securities 3.5% 1/1/2041	(20,000)	(19,427)
Uniform Mortgage Backed Securities 3.5% 21/1/2055	(35,485,000)	(32,823,625)
Uniform Mortgage Backed Securities 4% 12/1/2040	9,000	(8,878)
Uniform Mortgage Backed Securities 4% 12/1/2055	395,822,336	(377,082,602)
Uniform Mortgage Backed Securities 4.5% 12/1/2040	(92,000)	(92,022)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(119,700,000)	(117,086,243)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(865,940,000)	(847,741,751)
Uniform Mortgage Backed Securities 5% 12/1/2055	(423,892,436)	(423,097,638)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(751,649,000)	(761,162,020)
Uniform Mortgage Backed Securities 6% 12/1/2055	(217,681,000)	(222,901,948)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(99,979,000)	(103,564,187)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,541,648,654)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,526,968,123)		(3,541,648,654)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.535% and pay annually a floating rate based on US SOFR Index, expiring December 2035	11/2025	7,900,000	(1)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.48% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/2025	7,650,000	(5,038)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 3.48% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/2025	7,650,000	(5,038)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.25% and receive annually a floating rate based on US SOFR Index, expiring May 2056	04/2026	12,838,000	(45,061)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.4425% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/2025	3,400,000	(6,259)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.545% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/2025	11,800,000	(35,730)

TOTAL PUT SWAPTIONS			(97,127)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/2025	11,800,000	(4,436)
Option on an interest rate swap with BNP Paribas SA to receive annually a fixed rate of 3.78% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/2025	7,650,000	(1,930)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.7425% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/2025	3,400,000	(7,597)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.78% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/2025	7,650,000	(1,930)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.785% and pay annually a floating rate based on US SOFR Index, expiring December 2035	11/2025	7,900,000	(1)

TOTAL CALL SWAPTIONS			(15,894)
TOTAL WRITTEN SWAPTIONS			(113,021)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	1,288	12/2025	94,306,123	(1,103,626)
ASX 3Y Australia Treasury Bond Contracts (Australia)	228	12/2025	15,815,280	(152,105)
CBOT 10Y US Treasury Notes Contracts (United States)	10,817	03/2026	1,226,039,344	6,212,109
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	2,107	03/2026	244,872,906	1,583,963
CBOT 2Y US Treasury Notes Contracts (United States)	3,949	03/2026	824,754,820	491,760
CBOT 5Y US Treasury Notes Contracts (United States)	3,329	03/2026	365,383,758	984,822
CBOT US Treasury Long Bond Contracts (United States)	374	03/2026	43,933,313	328,633
CBOT US Treasury Ultra Bond Contracts (United States)	2,098	03/2026	253,923,563	2,283,341
Eurex Euro-Bund Contracts (Germany)	25	12/2025	3,738,648	15,094
Eurex Euro-Bund Contracts (Germany)	128	03/2026	19,190,889	(19,114)
ICE Long GILT Futures (United Kingdom)	122	03/2026	14,789,382	138,778
TMX 10Y Canadian Bond Contracts (Canada)	336	03/2026	29,571,462	188,166

TOTAL PURCHASED				10,951,821

Sold

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	227	12/2025	16,620,722	134,802
ASX 3Y Australia Treasury Bond Contracts (Australia)	14	12/2025	971,114	(86,142)
CBOT 10Y US Treasury Notes Contracts (United States)	413	03/2026	46,810,969	(168,436)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	58	03/2026	6,740,688	(45,838)
CBOT 2Y US Treasury Notes Contracts (United States)	396	03/2026	82,705,219	(80,064)
CBOT 5Y US Treasury Notes Contracts (United States)	1,360	03/2026	149,270,625	(228,317)
CBOT US Treasury Long Bond Contracts (United States)	18	03/2026	2,114,438	(16,173)
CBOT US Treasury Ultra Bond Contracts (United States)	32	03/2026	3,873,000	(32,724)
Eurex Euro-Bobl Contracts (Germany)	6	12/2025	821,180	(1,875)
Eurex Euro-Bund Contracts (Germany)	52	12/2025	7,776,387	(4,861)
Eurex Euro-Buxl Contracts (Germany)	15	12/2025	1,980,717	(4,019)
Eurex Euro-Schatz Contracts (Germany)	1	12/2025	124,128	111
ICE Long GILT Futures (United Kingdom)	21	03/2026	2,545,713	(24,449)

TOTAL SOLD				(557,985)

TOTAL FUTURES CONTRACTS				10,393,836
The notional amount of futures purchased as a percentage of Net Assets is 7.1%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
CBOT 10Y US Treasury Notes Contracts (United States)	Chicago Board of Trade	292	3,309,637,500	114.00	12/2025	(91,250)
CBOT 10Y US Treasury Notes Contracts (United States)	Chicago Board of Trade	387	4,386,403,125	114.50	12/2025	(72,563)
Eurex Euro-Bund Contracts (Germany)	Eurex Deutschland	35	452,235,000	130.50	01/2026	(15,027)

						(178,840)
Put Options
CBOT 10Y US Treasury Notes Contracts (United States)	Chicago Board of Trade	71	804,740,625	112.50	12/2025	(16,641)
CBOT 10Y US Treasury Notes Contracts (United States)	Chicago Board of Trade	169	1,915,509,375	111.00	12/2025	(7,922)
CBOT 10Y US Treasury Notes Contracts (United States)	Chicago Board of Trade	439	4,975,790,625	111.50	12/2025	(34,297)
CBOT 2Y US Treasury Notes Contracts (United States)	Chicago Board of Trade	88	1,837,893,746	103.75	02/2026	(8,250)
Eurex Euro-Bund Contracts (Germany)	Eurex Deutschland	35	452,235,000	127.50	01/2026	(10,559)

						(77,669)
TOTAL WRITTEN OPTIONS						(256,509)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	18,997,770	USD	12,345,036	BNP Paribas SA	12/2025	101,353
AUD	17,469,230	USD	11,412,124	JPMorgan Chase Bank NA	12/2025	32,842
BRL	236,058	USD	43,812	Goldman Sachs Bank USA	12/2025	412
BRL	127	USD	24	Goldman Sachs Bank USA	12/2025	0
BRL	66,742,660	USD	12,323,466	Goldman Sachs Bank USA	12/2025	180,194
BRL	34,659,217	USD	6,265,790	Deutsche Bank AG	12/2025	205,505
BRL	18,106,441	USD	3,326,555	Goldman Sachs Bank USA	01/2026	39,416
BRL	1,971,586	USD	365,139	Goldman Sachs International	01/2026	(616)
BRL	67,970,575	USD	12,365,706	Goldman Sachs Bank USA	02/2026	181,121
CAD	31,538,257	USD	22,572,471	Bank of America NA	12/2025	(4,038)
EUR	174,153,000	USD	201,721,420	Barclays Bank PLC	12/2025	357,013
EUR	97,681,892	USD	112,600,115	Citibank NA	12/2025	745,068
EUR	7,932,000	USD	9,148,467	Morgan Stanley	12/2025	55,430
EUR	1,296,000	USD	1,500,598	Morgan Stanley	12/2025	3,216
EUR	440,000	USD	511,025	BNP Paribas SA	12/2025	(208)
EUR	200,000	USD	232,191	BNP Paribas SA	12/2025	(1)
EUR	177,000	USD	204,713	BNP Paribas SA	12/2025	775
EUR	40,000	USD	46,368	Citibank NA	12/2025	70
EUR	477,000	USD	561,089	Morgan Stanley & Co International PLC	12/2025	(7,125)
EUR	507,615	USD	589,594	BTIG LLC (GB)	01/2026	675
EUR	770,997	USD	891,924	BTIG LLC (GB)	01/2026	4,613
EUR	2,380,064	USD	2,766,244	Citibank NA	01/2026	1,361
EUR	556,313	USD	641,038	Citibank NA	01/2026	5,859
GBP	80,786,334	USD	106,363,287	Bank of America NA	12/2025	573,582
GBP	1,613,000	USD	2,110,385	Barclays Bank PLC	12/2025	24,743
GBP	5,170,993	USD	6,769,864	Citibank NA	12/2025	74,979
JPY	644,000	USD	4,128	STANDARD CHARTERED BANK	12/2025	(5)
JPY	797,656,323	USD	5,100,757	Morgan Stanley	12/2025	5,714
JPY	56,050,000	USD	366,626	JPMorgan Chase Bank NA	12/2025	(7,423)
MXN	51,396,000	USD	2,654,807	Goldman Sachs Bank USA	12/2025	149,098
MXN	52,000,878	USD	2,727,872	UBS AG	12/2025	109,032
MXN	188,171,717	USD	9,989,474	UBS AG	12/2025	276,219
MXN	294,477,111	USD	15,832,954	JPMorgan Chase Bank NA	01/2026	154,528
PEN	6,545,123	USD	1,923,000	Bank of America NA	12/2025	22,710
SGD	1,396,988	USD	1,077,283	Goldman Sachs Bank USA	12/2025	765
TRY	131,464,566	USD	2,997,505	Barclays Bank PLC	12/2025	93,144
TRY	43,682,742	USD	992,846	Barclays Bank PLC	12/2025	29,882
TRY	10,045,551	USD	229,282	Barclays Bank PLC	12/2025	5,716
TRY	43,979,500	USD	999,035	Barclays Bank PLC	12/2025	28,939
TRY	90,282,254	USD	2,052,826	Barclays Bank PLC	12/2025	53,931
TRY	5,115,784	USD	115,899	Barclays Bank PLC	12/2025	2,885
TRY	2,620,745	USD	58,116	Barclays Bank PLC	01/2026	1,456
TRY	5,133,231	USD	113,154	Barclays Bank PLC	01/2026	2,693
TRY	5,412,711	USD	120,000	Barclays Bank PLC	01/2026	2,056
TRY	564,190,782	USD	12,495,228	Barclays Bank PLC	01/2026	186,317
TRY	30,360,307	USD	672,864	Barclays Bank PLC	01/2026	8,457
TRY	35,107,773	USD	773,316	Barclays Bank PLC	02/2026	8,177
TRY	888,164,514	USD	19,546,519	Barclays Bank PLC	02/2026	209,557
TRY	50,386,538	USD	1,105,113	Goldman Sachs Bank USA	02/2026	9,170
TRY	203,103,862	USD	4,449,446	Barclays Bank PLC	02/2026	35,586
TRY	276,372,443	USD	6,044,627	Barclays Bank PLC	02/2026	40,527
TRY	45,175,358	USD	988,087	Barclays Bank PLC	02/2026	5,853
TRY	227,559,587	USD	4,985,422	Barclays Bank PLC	02/2026	17,635
USD	22,074,693	AUD	33,737,000	Bank of America NA	12/2025	(28,103)
USD	759,902	AUD	1,167,000	Morgan Stanley	12/2025	(4,658)
USD	1,022,945	AUD	1,563,000	State Street Bank & Trust Co	12/2025	(1,054)
USD	797,277	AUD	1,226,000	Bank of America NA	12/2025	(6,002)
USD	231,272	AUD	358,000	JPMorgan Chase Bank NA	12/2025	(3,291)
USD	71,194	AUD	109,000	Bank of America NA	12/2025	(227)
USD	57,159	AUD	87,000	Societe Generale SA	12/2025	153
USD	1,041,567	AUD	1,597,966	BTIG LLC (GB)	01/2026	(5,656)
USD	13,486,747	AUD	20,392,482	Citibank NA	01/2026	122,590
USD	12,348,816	AUD	18,997,770	BNP Paribas SA	01/2026	(101,561)
USD	11,415,827	AUD	17,469,230	JPMorgan Chase Bank NA	01/2026	(32,806)
USD	12,365,706	BRL	66,978,845	Goldman Sachs Bank USA	12/2025	(182,201)
USD	6,070,217	BRL	33,579,771	JPMorgan Chase Bank NA	12/2025	(199,533)
USD	365,139	BRL	1,993,038	Morgan Stanley	12/2025	(6,985)
USD	43,812	BRL	241,026	Goldman Sachs Bank USA	03/2026	(425)
USD	2,828,953	BRL	16,200,000	BNP Paribas SA	04/2026	(123,737)
USD	2,800,007	BRL	16,200,000	BNP Paribas SA	04/2026	(152,684)
USD	4,173,326	BRL	23,500,000	BNP Paribas SA	04/2026	(109,898)
USD	4,556,567	BRL	26,000,000	BNP Paribas SA	04/2026	(182,319)
USD	24,672,917	BRL	137,100,000	Goldman Sachs Bank USA	04/2026	(315,593)
USD	3,444,070	BRL	19,200,000	Goldman Sachs Bank USA	04/2026	(55,415)
USD	14,825,863	BRL	82,500,000	Goldman Sachs Bank USA	04/2026	(210,987)
USD	8,325,608	BRL	47,600,000	Goldman Sachs Bank USA	04/2026	(350,199)
USD	11,114,376	BRL	64,300,000	Goldman Sachs Bank USA	04/2026	(605,254)
USD	11,133,511	BRL	64,200,000	Goldman Sachs Bank USA	04/2026	(567,892)
USD	22,753,629	CAD	31,628,114	BNP Paribas SA	12/2025	120,896
USD	42,205	CAD	59,121	Bank of America NA	12/2025	(101)
USD	300,072	CAD	423,000	Bank of America NA	12/2025	(2,775)
USD	22,572,471	CAD	31,469,975	Bank of America NA	01/2026	1,220
USD	17,485,838	EUR	15,150,246	BNP Paribas SA	12/2025	(93,750)
USD	212,597,994	EUR	183,381,000	BNP Paribas SA	12/2025	(188,148)
USD	3,289,293	EUR	2,843,355	BTIG LLC (GB)	12/2025	(9,994)
USD	996,287	EUR	863,822	BTIG LLC (GB)	12/2025	(6,049)
USD	14,216,861	EUR	12,314,480	Bank of America NA	12/2025	(72,245)
USD	77,566,051	EUR	66,509,989	Citibank NA	12/2025	391,185
USD	154,332	EUR	134,000	BNP Paribas SA	12/2025	(1,235)
USD	49,480,863	EUR	42,996,000	Citibank NA	12/2025	(435,298)
USD	417,861	EUR	358,000	Deutsche Bank AG	12/2025	2,098
USD	352,087	EUR	301,000	Deutsche Bank AG	12/2025	2,521
USD	1,815,065	EUR	1,541,000	Deutsche Bank AG	12/2025	25,428
USD	16,823,570	EUR	14,302,000	Deutsche Bank AG	12/2025	213,967
USD	2,545,532	EUR	2,164,000	Deutsche Bank AG	12/2025	32,375
USD	61,782	EUR	53,029	Deutsche Bank AG	12/2025	197
USD	1,359,427	EUR	1,153,000	Deutsche Bank AG	12/2025	20,392
USD	277,073	EUR	235,000	JPMorgan Chase Bank NA	12/2025	4,156
USD	716,706	EUR	606,000	JPMorgan Chase Bank NA	12/2025	12,929
USD	171,599	EUR	148,000	JPMorgan Chase Bank NA	12/2025	(281)
USD	162,703	EUR	139,000	Morgan Stanley & Co International PLC	12/2025	1,276
USD	28,434,411	EUR	24,092,089	BTIG LLC (GB)	01/2026	419,453
USD	378,048	EUR	325,655	BTIG LLC (GB)	01/2026	(634)
USD	623,905	EUR	535,197	BTIG LLC (GB)	01/2026	1,562
USD	357,958	EUR	309,924	BTIG LLC (GB)	01/2026	(2,430)
USD	112,848,442	EUR	97,681,892	Citibank NA	01/2026	(738,807)
USD	510,416	EUR	440,560	Citibank NA	01/2026	(1,879)
USD	701,247	EUR	603,342	Citibank NA	01/2026	(336)
USD	202,198,947	EUR	174,153,000	Barclays Bank PLC	01/2026	(363,474)
USD	6,903,519	GBP	5,170,993	BTIG LLC (GB)	12/2025	58,675
USD	328,330	GBP	251,000	Bank of America NA	12/2025	(3,918)
USD	7,416,394	GBP	5,637,123	State Street Bank & Trust Co	12/2025	(45,466)
USD	432,396	GBP	329,000	State Street Bank & Trust Co	12/2025	(3,102)
USD	100,850,620	GBP	76,182,210	State Street Bank & Trust Co	12/2025	8,228
USD	12,621,914	GBP	9,675,000	Bank of America NA	12/2025	(184,923)
USD	437,775	GBP	333,000	JPMorgan Chase Bank NA	12/2025	(3,018)
USD	835,128	GBP	620,000	BTIG LLC (GB)	12/2025	14,429
USD	27,737	GBP	21,000	BTIG LLC (GB)	12/2025	(61)
USD	280,723	GBP	210,000	Deutsche Bank AG	12/2025	2,745
USD	106,747	GBP	81,000	Deutsche Bank AG	12/2025	(473)
USD	170,686	GBP	128,000	Deutsche Bank AG	12/2025	1,251
USD	253,822	GBP	193,000	JPMorgan Chase Bank NA	12/2025	(1,653)
USD	395,087	GBP	300,000	JPMorgan Chase Bank NA	12/2025	(2,025)
USD	3,593,205	GBP	2,639,000	Morgan Stanley & Co International PLC	12/2025	99,943
USD	273,801	GBP	208,000	Societe Generale SA	12/2025	(1,530)
USD	266,180	GBP	198,000	Societe Generale SA	12/2025	4,086
USD	702,453	GBP	521,000	Societe Generale SA	12/2025	12,802
USD	2,173,162	GBP	1,605,600	Societe Generale SA	12/2025	47,818
USD	719,021	GBP	547,967	BTIG LLC (GB)	01/2026	(6,326)
USD	6,769,921	GBP	5,170,993	Citibank NA	01/2026	(74,946)
USD	7,913,597	GBP	5,871,933	Citibank NA	01/2026	140,892
USD	106,363,287	GBP	80,786,334	Bank of America NA	01/2026	(573,500)
USD	5,254,489	JPY	797,401,285	Bank of America NA	12/2025	149,651
USD	2,066,188	JPY	321,750,000	BNP Paribas SA	12/2025	4,213
USD	1,467,028	JPY	225,500,000	Goldman Sachs Bank USA	12/2025	21,883
USD	1,915,964	JPY	299,250,000	JPMorgan Chase Bank NA	12/2025	(1,817)
USD	5,468,888	JPY	798,239,279	Morgan Stanley	12/2025	349,661
USD	155,269	JPY	22,668,000	Morgan Stanley & Co International PLC	12/2025	9,896
USD	5,100,757	JPY	794,193,929	Morgan Stanley	01/2026	(7,101)
USD	3,648,543	JPY	564,979,000	BTIG LLC (GB)	03/2026	(4,346)
USD	15,832,954	MXN	293,083,811	JPMorgan Chase Bank NA	12/2025	(156,209)
USD	1,923,000	PEN	6,699,347	Bank of America NA	12/2025	(68,557)
USD	1,923,000	PEN	6,510,509	JPMorgan Chase Bank NA	01/2026	(10,135)
USD	1,082,515	SGD	1,398,313	Bank of America NA	12/2025	3,445
USD	1,077,283	SGD	1,392,495	Goldman Sachs Bank USA	01/2026	(874)
USD	20,518	TRY	884,951	BNP Paribas SA	12/2025	(287)
USD	521,332	TWD	15,604,509	Morgan Stanley	12/2025	23,548
USD	214,351	TWD	6,493,764	BNP Paribas SA	01/2026	6,642
USD	580,603	TWD	17,726,971	BNP Paribas SA	01/2026	13,590
USD	428,701	TWD	12,978,065	BNP Paribas SA	01/2026	13,586
USD	379,153	TWD	11,501,606	BNP Paribas SA	01/2026	11,264
USD	245,811	TWD	7,467,738	BNP Paribas SA	01/2026	6,949
USD	912,819	TWD	27,936,814	BNP Paribas SA	01/2026	19,234
USD	1,180,273	TWD	35,992,425	Bank of America NA	01/2026	29,023
USD	1,082,733	ZAR	18,682,558	Barclays Bank PLC	12/2025	(8,926)
USD	999,624	ZAR	17,165,743	Goldman Sachs Bank USA	12/2025	(3,405)
USD	1,882,530	ZAR	32,614,832	UBS AG	12/2025	(23,220)
USD	2,488,292	ZAR	43,794,000	BTIG LLC (GB)	12/2025	(68,096)
USD	2,512,204	ZAR	43,668,887	Morgan Stanley	01/2026	(28,776)
ZAR	64,376,431	USD	3,761,415	Goldman Sachs Bank USA	12/2025	229
ZAR	33,462,323	USD	1,947,182	JPMorgan Chase Bank NA	12/2025	8,089
ZAR	43,922,884	USD	2,512,204	Morgan Stanley	12/2025	51,707
ZAR	18,755,209	USD	1,082,733	Barclays Bank PLC	01/2026	8,669
ZAR	17,233,838	USD	999,624	Goldman Sachs Bank USA	01/2026	3,247
ZAR	32,740,397	USD	1,882,530	UBS AG	01/2026	22,698

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						102,743
Unrealized Appreciation						6,568,765
Unrealized Depreciation						(6,466,022)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	(39,745)	(139,495)	(179,240)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		720,000	(3,180)	(6,255)	(9,435)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	(26,497)	(38,765)	(65,262)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,140,000	(9,450)	(22,271)	(31,721)
CMBX BBB- Series 16 Index		04/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		20,000	3,470	(4,875)	(1,405)
CMBX BBB- Series 16 Index		04/2065	Goldman Sachs & Co LLC	(3%)	Monthly		20,000	3,470	(5,068)	(1,598)
CMBX BBB- Series 16 Index		04/2065	Citigroup Global Markets Ltd	(3%)	Monthly		90,000	15,615	(22,817)	(7,202)
CMBX BBB- Series 16 Index		04/2065	JPMorgan Securities LLC	(3%)	Monthly		20,000	3,470	(5,510)	(2,040)
CMBX BBB- Series 16 Index		04/2065	Goldman Sachs & Co LLC	(3%)	Monthly		50,000	8,675	(13,916)	(5,241)
CMBX BBB- Series 16 Index		04/2065	Citigroup Global Markets Ltd	(3%)	Monthly		60,000	10,410	(17,426)	(7,016)
CMBX BBB- Series 16 Index		04/2065	JPMorgan Securities LLC	(3%)	Monthly		370,000	64,195	(107,931)	(43,736)
CMBX BBB- Series 16 Index		04/2065	JPMorgan Securities LLC	(3%)	Monthly		120,000	20,820	(30,556)	(9,736)
CMBX BBB- Series 16 Index		04/2065	Goldman Sachs & Co LLC	(3%)	Monthly		10,000	1,735	(2,467)	(732)
CMBX BBB- Series 16 Index		04/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	26,025	(33,269)	(7,244)
CMBX BBB- Series 16 Index		04/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	32,965	(30,850)	2,115
American Express Co 4.05% 5/3/2029		12/2029	Goldman Sachs International	(1%)	Quarterly		540,000	(17,188)	13,339	(3,849)
American Electric Power Co Inc 3.2% 11/13/2027		12/2029	Bank of America NA	(1%)	Quarterly		1,267,000	(38,615)	30,818	(7,797)
Dominion Energy Inc 4.25% 6/1/2028		12/2029	Goldman Sachs International	(1%)	Quarterly		734,000	(20,597)	17,383	(3,214)
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	15,315	(14,602)	713
CMBX BBB- Series 16 Index		04/2065	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	17,350	(15,171)	2,179
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	91,892	(88,841)	3,051
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		300,000	28,459	(11,890)	16,569
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		400,000	(225)	202	(23)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		200,000	(112)	112	0
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	37,945	(15,089)	22,856
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	18,972	(7,761)	11,211
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	18,972	(7,646)	11,326
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	9,486	(3,823)	5,663
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	85,376	(32,326)	53,050
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	16,707	(6,574)	10,133
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		200,000	18,972	(9,788)	9,184
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	45,946	(47,520)	(1,574)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,100,000	104,348	(115,978)	(11,630)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		600,000	100,243	(88,317)	11,926
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	33,414	(29,068)	4,346
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,500,000	(1,968)	(6,446)	(8,414)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	9,486	(7,363)	2,123
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		5,100,000	(2,868)	4,895	2,027
Aviva PLC 6.125% 11/14/2036		12/2030	Citibank NA	(1%)	Quarterly	EUR	1,150,000	(6,299)	316	(5,983)
Commerzbank AG 4% 12/5/2030		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,000,000	1,627	(11,977)	(10,350)
Heidelberg Materials AG 3.75% 5/31/2032		12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	1,170,000	(294,455)	273,435	(21,020)
Allianz SE 2.121% 7/8/2050		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,500,000	(23,113)	16,955	(6,158)
UniCredit SpA 5.375% 4/16/2034		12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,050,000	(2,301)	(6,581)	(8,882)
Societe Generale SA 5.25% 9/6/2032		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	900,000	3,909	(12,452)	(8,543)
CMBX AAA Series 16 Index		04/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		3,199,332	22,804	(30,187)	(7,383)
Deutsche Bank AG 5.625% 5/19/2031		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	900,000	9,263	(15,670)	(6,407)
Generali 4.125% 5/4/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,200,000	(7,561)	3,304	(4,257)
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,000,000	(7,674)	2,201	(5,473)
BMW Finance NV 0.75% 7/13/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,000,000	(60,178)	48,759	(11,419)
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		500,000	47,431	(40,877)	6,554
CMBX BBB- Series 16 Index		04/2065	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	69,400	(68,252)	1,148
CMBX AAA Series 16 Index		04/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,499,061	32,068	(39,594)	(7,526)
5Y CDX NA HY Series 45 Index		12/2030	ICE	(5%)	Quarterly		18,660,000	(89,517)	0	(89,517)

TOTAL BUY PROTECTION								378,692	(803,545)	(424,853)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,030,000	31,045	154,389	185,434
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	47,826	244,600	292,426
CMBX AAA Series 12 Index	NR	08/2061	JPMorgan Securities LLC	0.5%	Monthly		1,000,000	5,667	4,178	9,845
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		300,000	(4,065)	6,511	2,446
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,400,000	(32,521)	58,003	25,482
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(8,130)	14,398	6,268
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		300,000	(4,065)	7,245	3,180
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(12,196)	23,187	10,991
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		400,000	(5,420)	8,042	2,622
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		900,000	(12,196)	18,303	6,107
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(23,036)	34,362	11,326
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(8,130)	9,308	1,178
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,000,000	(13,551)	15,515	1,964
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,800,000	(24,391)	23,829	(562)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,500,000	(20,326)	19,082	(1,244)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,900,000	(25,746)	24,956	(790)
PacifiCorp 3.3% 3/15/2051	NR	09/2027	JPMorgan Chase Bank NA	1.56197%	Monthly		465,000	(366)	43	(323)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		2,400,000	(32,521)	35,688	3,167
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,700,000	(77,238)	88,007	10,769
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,300,000	(17,616)	31,661	14,045
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,500,000	(20,326)	40,308	19,982
Petroleos Mexicanos 6.625% 6/15/2035	NR	05/2026	Goldman Sachs International	4.75%	Monthly		5,600,000	93,840	0	93,840
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,700,000	(50,137)	62,822	12,685
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,000,000	(13,551)	16,992	3,441
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,700,000	(23,036)	22,291	(745)
iTraxx Crossover Series 44 Index	NR	12/2030	Goldman Sachs International	5%	Quarterly	EUR	227,000	37,685	(35,612)	2,073
SoftBank Group Corp 2.84% 12/14/2029	NR	06/2026	Goldman Sachs International	1%	Quarterly		2,630,000	(1,166)	7,019	5,853
Slovakia Treasury Bill 0.625% 5/22/2026	NR	12/2027	Barclays Bank PLC	1%	Quarterly		1,115,000	21,476	(19,528)	1,948
State of Qatar 9.75% 6/15/2030	NR	12/2026	Barclays Bank PLC	1%	Quarterly		1,585,000	19,050	(15,970)	3,080
Panamanian Republic 8.875% 9/30/2027	NR	06/2026	Citibank NA	1%	Quarterly		831,000	3,868	(3,310)	558
Altice France SA 4.75% 10/15/2030	NR	06/2027	JPMorgan Chase Bank NA	5%	Quarterly	EUR	57,000	2,587	(1,939)	648
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,300,000	(42,625)	42,762	137
5Y CDX NA IG Series 41 Index	NR	12/2028	ICE	1%	Quarterly		200,000	(95)	0	(95)
Boeing Co 2.6% 10/30/2025	NR	12/2029	ICE	1%	Quarterly		300,000	11,053	0	11,053
5Y CDX NA IG Series 43 Index	NR	12/2029	ICE	1%	Quarterly		1,900,000	4,435	0	4,435
5Y CDX NA HY Series 43 Index	NR	12/2029	ICE	5%	Quarterly		82,900,000	1,017,970	0	1,017,970
Verizon Communications Inc 4.125% 3/16/2027	NR	12/2029	ICE	1%	Quarterly		7,000,000	9,229	0	9,229
AT&T Inc 3.8% 2/15/2027	NR	12/2025	ICE	1%	Quarterly		11,000,000	(72,599)	0	(72,599)
Barclays Bank PLC	NR	12/2025	ICE	1%	Quarterly	EUR	10,600,000	(65,658)	0	(65,658)
5Y CDX NA IG Series 44 Index	NR	06/2030	ICE	1%	Quarterly		218,200,000	1,932,073	0	1,932,073
5Y CDX NA HY Series 44 Index	NR	06/2030	ICE	5%	Quarterly		13,700,000	839,053	0	839,053
Morgan Stanley 7.25% 4/1/2032	NR	06/2026	ICE	1%	Quarterly		8,400,000	(3,670)	0	(3,670)
Boeing Co 5.15% 5/1/2030	NR	12/2030	ICE	1%	Quarterly		9,400,000	(24,797)	0	(24,797)
5Y CDX NA IG Series 45 Index	NR	12/2030	ICE	1%	Quarterly		441,500,000	635,250	0	635,250
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	5%	Quarterly		200,000,000	1,248,255	0	1,248,255
Deutsche Bank AG 3 month EURIBOR + 0.5%, 0.02% 12/7/2020	NR	12/2030	ICE	1%	Quarterly	EUR	21,500,000	86,292	0	86,292

TOTAL SELL PROTECTION								5,407,480	937,142	6,344,622
TOTAL CREDIT DEFAULT SWAPS								5,786,172	133,597	5,919,769

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/2034		16,390,000	127,503	0	127,503
U.S. SOFR Index(4)	Annual	3.69392%	Annual	CME	04/2031		8,625,000	(29,058)	0	(29,058)
ESTR Volume Weighted Trimmed Mean Rate Index(4)	Annual	2.0628%	Annual	LCH	10/2029	EUR	9,300,000	6,552	0	6,552
ESTR Volume Weighted Trimmed Mean Rate Index(4)	Annual	2.0563%	Annual	LCH	10/2029	EUR	6,100,000	5,787	0	5,787
U.S. SOFR Index(4)	Annual	3.76473%	Annual	LCH	12/2054		5,900,000	204,492	0	204,492
U.S. SOFR Index(4)	Annual	3.89548%	Annual	LCH	11/2054		24,961,000	300,600	0	300,600
Canadian Overnight Repo Rate(4)	Semi-Annual	3%	Semi-Annual	LCH	06/2034	CAD	14,000,000	(131,271)	0	(131,271)
0.9975%	At Maturity	TONAR(4)	At Maturity	LCH	03/2027	JPY	1,769,432,663	(12,662)	0	(12,662)
1.0265%	At Maturity	TONAR(4)	At Maturity	LCH	03/2027	JPY	4,330,130,334	(39,439)	0	(39,439)
1.01846%	At Maturity	TONAR(4)	At Maturity	LCH	03/2027	JPY	4,011,480,789	(34,349)	0	(34,349)
2.52%	Annual	6M EURIBOR(4)	Semi-Annual	LCH	03/2035	EUR	1,600,000	(28,453)	0	(28,453)
U.S. SOFR Index(4)	Annual	3.80662%	Annual	LCH	02/2055		2,500,000	68,293	0	68,293
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	06/2055		5,000,000	145,306	0	145,306
U.S. SOFR Index(4)	Annual	3.65471%	Annual	LCH	02/2055		2,300,000	123,602	0	123,602
U.S. SOFR Index(4)	Annual	3.64159%	Annual	LCH	02/2055		4,500,000	252,102	0	252,102
6M EURIBOR(4)	Semi-Annual	2.4%	Annual	LCH	04/2030	EUR	2,500,000	(3,702)	0	(3,702)
0.685%	At Maturity	TONAR(4)	At Maturity	LCH	04/2027	JPY	1,717,811,321	28,259	0	28,259
0.683%	At Maturity	TONAR(4)	At Maturity	LCH	04/2027	JPY	1,697,961,056	28,166	0	28,166
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	05/2035		3,930,000	55,196	0	55,196
0.698%	At Maturity	TONAR(4)	At Maturity	LCH	05/2027	JPY	1,355,925,736	22,955	0	22,955
13.32%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	01/2029	BRL	11,500,000	17,416	0	17,416
13.9271%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	01/2027	BRL	198,200,000	(27,504)	0	(27,504)
13.9255%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	01/2027	BRL	20,500,000	(2,737)	0	(2,737)
13.2914%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	01/2029	BRL	108,900,000	152,423	0	152,423
13.3537%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	01/2029	BRL	15,700,000	26,061	0	26,061
14.0087%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	01/2027	BRL	13,100,000	804	0	804
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	05/2032		2,600,000	(43,765)	0	(43,765)
0.82331%	At Maturity	TONAR(4)	At Maturity	LCH	03/2027	JPY	1,750,000,000	7,401	0	7,401
2.429%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	04/2030		2,137,000	(12,061)	0	(12,061)
2.428%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	04/2030		4,338,110	(24,303)	0	(24,303)
13.4%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	01/2029	BRL	148,200,000	310,149	0	310,149
Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	13.0166%	At Maturity	CME	01/2029	BRL	202,700,000	(148,013)	0	(148,013)
Brazil CETIP Interbank Deposit Rate(4)	At Maturity	13%	At Maturity	CME	01/2029	BRL	49,200,000	(33,187)	0	(33,187)
6M EURIBOR(4)	Semi-Annual	3%	Annual	LCH	03/2056	EUR	830,000	30,989	0	30,989
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/2027		190,521,000	430,003	0	430,003
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/2028		188,233,000	753,840	0	753,840
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/2029		63,960,000	330,127	0	330,127
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/2032		22,188,000	117,828	0	117,828
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/2035		4,392,000	(32,895)	0	(32,895)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/2045		1,834,000	29,336	0	29,336
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/2030		5,000,000	(2,113)	0	(2,113)
2.6315%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	09/2030		8,928,000	(69,228)	0	(69,228)
1.007%	At Maturity	TONAR(4)	At Maturity	LCH	09/2027	JPY	1,104,265,000	(5,165)	0	(5,165)
SONIA(4)	Annual	4.5%	Annual	LCH	03/2056	GBP	5,600,000	33,285	0	33,285
TOTAL INTEREST RATE SWAPS								2,928,570	0	2,928,570

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
MXN	-	Mexican Peso
PEN	-	Peruvian New Sol
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,062,488,445 or 11.4% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $362,010,629 or 0.8% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Level 3 security.
(j)	Principal Only Strips represent the right to receive the monthly principal payments.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Zero coupon bond which is issued at a discount.
(o)	Non-income producing.
(p)	Security or a portion of the security is on loan at period end.
(q)	Affiliated fund.
(r)	Security is perpetual in nature with no stated maturity date.
(s)	Non-income producing - Security is in default.
(t)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(u)	Investment made with cash collateral received from securities on loan.
(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,577,582.
(w)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $84,226,293.
(x)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $3,644,860.
(y)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $113,418.

(z)	Includes $11,837,000 of cash collateral to cover margin requirements for futures contracts.
(Aa)	Includes $8,822,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(Ab)	Includes $2,091,887 of cash collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis.
(Ac)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Ad)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ae)	The rate quoted is the annualized seven-day yield of the fund at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Australia & New Zealand Banking Group Ltd	4.14	11/2025	12/2025	200,000,000	200,069,000	U.S. Treasuries (including strips)	2.375 - 3	02/2024 - 08/2052	205,739,852
BofA Securities, Inc.	4.16	11/2025	12/2025	929,100,000	929,422,088	U.S. Treasuries (including strips)	4 - 4.25	02/2028 - 02/2028	949,448,727
Citigroup Global Capital Markets Inc	4.15	11/2025	12/2025	375,000,000	375,129,688	U.S. Treasuries (including strips)	4	05/2030	382,923,929
Total Repurchase Agreements				1,504,100,000	1,504,620,776				1,538,112,507

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	145,266,497	1,246,589,574	1,088,956,816	6,114,986	(769)	-	302,898,486	302,837,918	0.5%
Fidelity Securities Lending Cash Central Fund	181,390,075	3,085,780,467	3,139,369,517	591,108	818	-	127,801,843	127,789,064	0.4%
Total	326,656,572	4,332,370,041	4,228,326,333	6,706,094	49	-	430,700,329

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	8,968,650	1,909,396,771	1,882,704,922	8,968,940	-	-	35,660,499	35,660,499
Fidelity SAI Long-Term Treasury Bond Index Fund	349,521,367	1,459,128	339,870,499	1,459,167	(169,037,600)	158,888,508	960,904	138,659
Fidelity SAI Total Bond Fund	3,263,760,840	106,401,346	213,351,740	106,406,660	(18,737,560)	60,950,305	3,199,023,191	346,589,728
Fidelity SAI U.S. Treasury Bond Index Fund	549,138,019	254,320,580	691,452,482	4,319,666	3,411,039	(244,395)	115,172,761	12,811,208
Fidelity U.S. Bond Index Fund	222,747,313	306,394,324	503,842,390	6,393,523	4,318,109	2,590,192	32,207,548	3,032,726
	4,394,136,189	2,577,972,149	3,631,222,033	127,547,956	(180,046,012)	222,184,610	3,383,024,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper, U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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